UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Convertible Securities Fund
Class A [FISCX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Convertible Securities Fund returned 16.44%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 25.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund posted widespread gains as nine out of 11 sector allocations added to its absolute returns. The most impressive gains were provided by convertible bond holdings in the information technology (IT), health care, consumer discretionary, industrials and materials sectors. When combined, these allocations covered just over two-thirds of the portfolio (on average).

↑
Select outliers to the upside gained more than 60%, including key contributors Axon Enterprise in the industrials sector, Snowflake in IT, Wayfair and The RealReal in consumer discretionary, and Mirum Pharmaceuticals (sold by period-end) in health care.

↑
In general, the Fund was supported by robust new convertible security issuance—especially in the U.S.—and strong investor demand as issuers used convertibles to refinance higher-cost debt, plus favorable conditions for growth-sector equities and occasional bouts of elevated volatility, which typically boosts the embedded option value (i.e., the worth of the bondholder’s right to convert the bond into shares of the issuing company’s stock at a set price).

Top detractors from performance:
↓
Holdings in the consumer staples and financials sectors had mixed results and collectively failed to advance, but their negative impact on absolute performance was minimal by comparison to the Fund’s overall gains. Freshpet was a major detractor in consumer staples, while Shift4 Payments and Apollo Global Management anchored the downside in financials.

↓
The other key detractors reduced the Fund’s gains within sectors that were net contributors, including Wolfspeed and BILL Holdings in IT; Integer Holdings, which was the sole outlier to the downside in health care (countered by 13 net contributors); Booking Holdings (sold by period-end) in consumer discretionary; and Zillow Group (sold by period-end), which was our only detractor in real estate.

↓
Overall, the U.S. and global convertible markets faced a few challenges during an otherwise strong year driven by broad-based gains and healthy new issuance. The short list of detrimental factors included pressure from elevated interest rates and relatively weak small- and mid-capitalization equity performance, along with some issuance caution amid geopolitical/trade-policy risk, which constrained upside and widened spreads.

Franklin Convertible Securities Fund	PAGE 1	137-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	16.44	8.33	11.89
Class A (with sales charge)	10.05	7.11	11.26
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA Convertibles Total Return Alternatives Index	25.63	7.14	9.92
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,034,632,224
Total Number of Portfolio Holdings	77
Total Management Fee Paid	$12,909,817
Portfolio Turnover Rate	30.12%
Franklin Convertible Securities Fund	PAGE 2	137-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Convertible Securities Fund	PAGE 3	137-ATSR-1225

Franklin Convertible Securities Fund
Class C [FROTX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$168	1.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Convertible Securities Fund returned 15.54%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 25.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund posted widespread gains as nine out of 11 sector allocations added to its absolute returns. The most impressive gains were provided by convertible bond holdings in the information technology (IT), health care, consumer discretionary, industrials and materials sectors. When combined, these allocations covered just over two-thirds of the portfolio (on average).

↑
Select outliers to the upside gained more than 60%, including key contributors Axon Enterprise in the industrials sector, Snowflake in IT, Wayfair and The RealReal in consumer discretionary, and Mirum Pharmaceuticals (sold by period-end) in health care.

↑
In general, the Fund was supported by robust new convertible security issuance—especially in the U.S.—and strong investor demand as issuers used convertibles to refinance higher-cost debt, plus favorable conditions for growth-sector equities and occasional bouts of elevated volatility, which typically boosts the embedded option value (i.e., the worth of the bondholder’s right to convert the bond into shares of the issuing company’s stock at a set price).

Top detractors from performance:
↓
Holdings in the consumer staples and financials sectors had mixed results and collectively failed to advance, but their negative impact on absolute performance was minimal by comparison to the Fund’s overall gains. Freshpet was a major detractor in consumer staples, while Shift4 Payments and Apollo Global Management anchored the downside in financials.

↓
The other key detractors reduced the Fund’s gains within sectors that were net contributors, including Wolfspeed and BILL Holdings in IT; Integer Holdings, which was the sole outlier to the downside in health care (countered by 13 net contributors); Booking Holdings (sold by period-end) in consumer discretionary; and Zillow Group (sold by period-end), which was our only detractor in real estate.

↓
Overall, the U.S. and global convertible markets faced a few challenges during an otherwise strong year driven by broad-based gains and healthy new issuance. The short list of detrimental factors included pressure from elevated interest rates and relatively weak small- and mid-capitalization equity performance, along with some issuance caution amid geopolitical/trade-policy risk, which constrained upside and widened spreads.

Franklin Convertible Securities Fund	PAGE 1	237-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	15.54	7.52	11.05
Class C (with sales charge)	14.54	7.52	11.05
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA Convertibles Total Return Alternatives Index	25.63	7.14	9.92
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,034,632,224
Total Number of Portfolio Holdings	77
Total Management Fee Paid	$12,909,817
Portfolio Turnover Rate	30.12%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Convertible Securities Fund	PAGE 2	237-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Convertible Securities Fund	PAGE 3	237-ATSR-1225

Franklin Convertible Securities Fund
Class R6 [FCSKX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Convertible Securities Fund returned 16.80%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 25.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund posted widespread gains as nine out of 11 sector allocations added to its absolute returns. The most impressive gains were provided by convertible bond holdings in the information technology (IT), health care, consumer discretionary, industrials and materials sectors. When combined, these allocations covered just over two-thirds of the portfolio (on average).

↑
Select outliers to the upside gained more than 60%, including key contributors Axon Enterprise in the industrials sector, Snowflake in IT, Wayfair and The RealReal in consumer discretionary, and Mirum Pharmaceuticals (sold by period-end) in health care.

↑
In general, the Fund was supported by robust new convertible security issuance—especially in the U.S.—and strong investor demand as issuers used convertibles to refinance higher-cost debt, plus favorable conditions for growth-sector equities and occasional bouts of elevated volatility, which typically boosts the embedded option value (i.e., the worth of the bondholder’s right to convert the bond into shares of the issuing company’s stock at a set price).

Top detractors from performance:
↓
Holdings in the consumer staples and financials sectors had mixed results and collectively failed to advance, but their negative impact on absolute performance was minimal by comparison to the Fund’s overall gains. Freshpet was a major detractor in consumer staples, while Shift4 Payments and Apollo Global Management anchored the downside in financials.

↓
The other key detractors reduced the Fund’s gains within sectors that were net contributors, including Wolfspeed and BILL Holdings in IT; Integer Holdings, which was the sole outlier to the downside in health care (countered by 13 net contributors); Booking Holdings (sold by period-end) in consumer discretionary; and Zillow Group (sold by period-end), which was our only detractor in real estate.

↓
Overall, the U.S. and global convertible markets faced a few challenges during an otherwise strong year driven by broad-based gains and healthy new issuance. The short list of detrimental factors included pressure from elevated interest rates and relatively weak small- and mid-capitalization equity performance, along with some issuance caution amid geopolitical/trade-policy risk, which constrained upside and widened spreads.

Franklin Convertible Securities Fund	PAGE 1	837-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	16.80	8.69	12.27
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA Convertibles Total Return Alternatives Index	25.63	7.14	9.92
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,034,632,224
Total Number of Portfolio Holdings	77
Total Management Fee Paid	$12,909,817
Portfolio Turnover Rate	30.12%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Convertible Securities Fund	PAGE 2	837-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Convertible Securities Fund	PAGE 3	837-ATSR-1225

Franklin Convertible Securities Fund
Advisor Class [FCSZX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Convertible Securities Fund returned 16.73%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 25.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund posted widespread gains as nine out of 11 sector allocations added to its absolute returns. The most impressive gains were provided by convertible bond holdings in the information technology (IT), health care, consumer discretionary, industrials and materials sectors. When combined, these allocations covered just over two-thirds of the portfolio (on average).

↑
Select outliers to the upside gained more than 60%, including key contributors Axon Enterprise in the industrials sector, Snowflake in IT, Wayfair and The RealReal in consumer discretionary, and Mirum Pharmaceuticals (sold by period-end) in health care.

↑
In general, the Fund was supported by robust new convertible security issuance—especially in the U.S.—and strong investor demand as issuers used convertibles to refinance higher-cost debt, plus favorable conditions for growth-sector equities and occasional bouts of elevated volatility, which typically boosts the embedded option value (i.e., the worth of the bondholder’s right to convert the bond into shares of the issuing company’s stock at a set price).

Top detractors from performance:
↓
Holdings in the consumer staples and financials sectors had mixed results and collectively failed to advance, but their negative impact on absolute performance was minimal by comparison to the Fund’s overall gains. Freshpet was a major detractor in consumer staples, while Shift4 Payments and Apollo Global Management anchored the downside in financials.

↓
The other key detractors reduced the Fund’s gains within sectors that were net contributors, including Wolfspeed and BILL Holdings in IT; Integer Holdings, which was the sole outlier to the downside in health care (countered by 13 net contributors); Booking Holdings (sold by period-end) in consumer discretionary; and Zillow Group (sold by period-end), which was our only detractor in real estate.

↓
Overall, the U.S. and global convertible markets faced a few challenges during an otherwise strong year driven by broad-based gains and healthy new issuance. The short list of detrimental factors included pressure from elevated interest rates and relatively weak small- and mid-capitalization equity performance, along with some issuance caution amid geopolitical/trade-policy risk, which constrained upside and widened spreads.

Franklin Convertible Securities Fund	PAGE 1	637-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	16.73	8.60	12.17
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA Convertibles Total Return Alternatives Index	25.63	7.14	9.92
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,034,632,224
Total Number of Portfolio Holdings	77
Total Management Fee Paid	$12,909,817
Portfolio Turnover Rate	30.12%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Convertible Securities Fund	PAGE 2	637-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Convertible Securities Fund	PAGE 3	637-ATSR-1225

Franklin Equity Income Fund
Class A [FISEX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Equity Income Fund returned 13.95%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Franklin Equity Income Fund	PAGE 1	139-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	13.95	14.50	10.67
Class A (with sales charge)	7.67	13.21	10.05
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%
Franklin Equity Income Fund	PAGE 2	139-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	139-ATSR-1225

Franklin Equity Income Fund
Class C [FRETX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$164	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Equity Income Fund returned 13.09%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Franklin Equity Income Fund	PAGE 1	239-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	13.09	13.64	9.84
Class C (with sales charge)	12.09	13.64	9.84
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%
Franklin Equity Income Fund	PAGE 2	239-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	239-ATSR-1225

Franklin Equity Income Fund
Class R [FREIX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Equity Income Fund returned 13.66%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Franklin Equity Income Fund	PAGE 1	839-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	13.66	14.21	10.41
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%
Franklin Equity Income Fund	PAGE 2	839-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	839-ATSR-1225

Franklin Equity Income Fund
Class R6 [FEIQX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Equity Income Fund returned 14.27%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Franklin Equity Income Fund	PAGE 1	369-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	14.27	14.87	11.06
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%
Franklin Equity Income Fund	PAGE 2	369-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	369-ATSR-1225

Franklin Equity Income Fund
Advisor Class [FEIFX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$58	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Equity Income Fund returned 14.24%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to absolute performance:
↑
The financials, information technology (IT) and industrials sectors contributed most to absolute performance over the period. In the financials sector, the recovery in capital markets, improvement in the economic growth outlook following initial fears about tariffs in April and expectations of interest rate cuts lifted shares of JPMorgan Chase and Morgan Stanley.

↑
In the IT sector, chipmaker Broadcom was a top contributor. Demand for artificial intelligence (AI)-related semiconductors remained quite strong. Expectations for cash flow and earnings continued to rise throughout the period under review.

↑
In the industrials sector, RTX was a meaningful contributor delivering robust performance along with solid earnings and optimistic guidance. Overall, contractors that make weapons and defense equipment rallied during the period with growth driven by rising global defense budgets.

Top detractors from absolute performance:
↓
The health care and materials sectors were the only detractors from absolute performance. The health care sector was particularly hard hit by an investment in UnitedHealth Group. The health insurer’s stock declined following several notable events, including the resignation of the company’s chief executive officer, the withdrawal of its 2025 outlook and an investigation by the U.S. Department of Justice into its billing practices. The Fund significantly reduced exposure over the period.

↓
While IT and industrials were leading contributors to returns, these sectors included several detractors that hurt fund performance. A position in Texas Instruments hindered returns in the IT sector. A slow recovery in key markets along with competition from AI-focused peers weighed on the chipmaker.

↓
A slowdown in volume hindered results for United Parcel Service in the industrials sector, which the Fund exited over the period. A decline in full-year revenue, structural challenges and trade headwinds kept pressure on the package delivery company.

Franklin Equity Income Fund	PAGE 1	639-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	14.24	14.79	10.95
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,537,270,448
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,084,000
Portfolio Turnover Rate	33.33%
Franklin Equity Income Fund	PAGE 2	639-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 31, 2025, Daniel Nuckles was added as Portfolio Manager of the Fund.
This is a summary of a change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	639-ATSR-1225

Franklin Floating Rate Daily Access Fund
Class A [FAFRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Floating Rate Daily Access Fund returned 5.42%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 6.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Retailer loans
↑	Chemical industry loans
↑	Technology industry loans

Top detractors from performance:
↓	Yield curve exposure
↓	Security selection in healthcare loans
↓	Security selection in media non-cable loans
Franklin Floating Rate Daily Access Fund	PAGE 1	489-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.42	7.33	4.29
Class A (with sales charge)	3.01	6.84	4.05
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Morningstar LSTA U.S. Leveraged Loan Index	6.32	6.97	5.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,401,902,020
Total Number of Portfolio Holdings	298
Total Management Fee Paid	$8,099,442
Portfolio Turnover Rate	46.13%
Franklin Floating Rate Daily Access Fund	PAGE 2	489-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Floating Rate Daily Access Fund	PAGE 3	489-ATSR-1225

Franklin Floating Rate Daily Access Fund
Class C [FCFRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$136	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Floating Rate Daily Access Fund returned 5.00%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 6.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Retailer loans
↑	Chemical industry loans
↑	Technology industry loans

Top detractors from performance:
↓	Yield curve exposure
↓	Security selection in healthcare loans
↓	Security selection in media non-cable loans
Franklin Floating Rate Daily Access Fund	PAGE 1	589-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	5.00	6.90	3.87
Class C (with sales charge)	4.03	6.90	3.87
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Morningstar LSTA U.S. Leveraged Loan Index	6.32	6.97	5.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,401,902,020
Total Number of Portfolio Holdings	298
Total Management Fee Paid	$8,099,442
Portfolio Turnover Rate	46.13%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Floating Rate Daily Access Fund	PAGE 2	589-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Floating Rate Daily Access Fund	PAGE 3	589-ATSR-1225

Franklin Floating Rate Daily Access Fund
Class R6 [FFRDX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$62	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Floating Rate Daily Access Fund returned 5.76%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 6.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Retailer loans
↑	Chemical industry loans
↑	Technology industry loans

Top detractors from performance:
↓	Yield curve exposure
↓	Security selection in healthcare loans
↓	Security selection in media non-cable loans
Franklin Floating Rate Daily Access Fund	PAGE 1	389-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.76	7.69	4.65
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Morningstar LSTA U.S. Leveraged Loan Index	6.32	6.97	5.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,401,902,020
Total Number of Portfolio Holdings	298
Total Management Fee Paid	$8,099,442
Portfolio Turnover Rate	46.13%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Floating Rate Daily Access Fund	PAGE 2	389-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Floating Rate Daily Access Fund	PAGE 3	389-ATSR-1225

Franklin Floating Rate Daily Access Fund
Advisor Class [FDAAX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$70	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Floating Rate Daily Access Fund returned 5.69%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 6.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Retailer loans
↑	Chemical industry loans
↑	Technology industry loans

Top detractors from performance:
↓	Yield curve exposure
↓	Security selection in healthcare loans
↓	Security selection in media non-cable loans
Franklin Floating Rate Daily Access Fund	PAGE 1	689-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.69	7.60	4.55
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Morningstar LSTA U.S. Leveraged Loan Index	6.32	6.97	5.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,401,902,020
Total Number of Portfolio Holdings	298
Total Management Fee Paid	$8,099,442
Portfolio Turnover Rate	46.13%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Floating Rate Daily Access Fund	PAGE 2	689-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Floating Rate Daily Access Fund	PAGE 3	689-ATSR-1225

Franklin Long Duration Credit Fund
Class R6 [FLDBX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Long Duration Credit Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$22	0.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Long Duration Credit Fund returned 5.76%. The Fund compares its performance to the Bloomberg U.S. Long Credit Index, which returned 6.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Security selection in communications
↑	Security selection in consumer non-cyclical

Top detractors from performance:
↓	Underweight allocation and security selection in sovereign issues
↓	Overweight allocation to U.S. Treasuries
↓	Overweight allocation and security selection in other industrials
Franklin Long Duration Credit Fund	PAGE 1	814-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/22/2023 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (8/22/2023)
Class R6	5.76	7.64
Bloomberg U.S. Aggregate Index	6.16	6.32
Bloomberg U.S. Long Credit Index	6.01	7.93
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$62,949,596
Total Number of Portfolio Holdings	349
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.30%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Long Duration Credit Fund	PAGE 2	814-ATSR-1225

HOW HAS THE FUND CHANGED?
Effective December 12, 2024, Franklin Advisers, Inc. was hired as sub-adviser to the Fund.
Effective December 13, 2024, George Bailey no longer serves as a portfolio manager to the Fund.
Effective March 1, 2025, the Adviser contractually agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense, acquired fund fees and expenses and certain non-routine expenses or costs) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.33% for Class A, Class R and Advisor Class shares, and will not exceed 0.30% for Class R6 shares. These arrangements are expected to continue until February 28, 2026. Prior to March 1, 2025, the Adviser had agreed to waive the Fund’s investment management fee so that it would not exceed 0.00% and had agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense, acquired fund fees and expenses and certain non-routine expenses or costs) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.09% for each share class. These prior waivers expired on February 28, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Long Duration Credit Fund	PAGE 3	814-ATSR-1225

Franklin Low Duration Total Return Fund
Class A [FLDAX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$68	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Low Duration Total Return Fund returned 5.08%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans
Franklin Low Duration Total Return Fund	PAGE 1	401-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.08	2.52	2.20
Class A (with sales charge)	2.68	2.05	1.97
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%
Franklin Low Duration Total Return Fund	PAGE 2	401-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	401-ATSR-1225

Franklin Low Duration Total Return Fund
Class C [FLDCX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$108	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Low Duration Total Return Fund returned 4.69%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans
Franklin Low Duration Total Return Fund	PAGE 1	501-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.69	2.13	1.80
Class C (with sales charge)	3.69	2.13	1.80
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%
Franklin Low Duration Total Return Fund	PAGE 2	501-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	501-ATSR-1225

Franklin Low Duration Total Return Fund
Class R [FLDRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$93	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Low Duration Total Return Fund returned 4.83%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans
Franklin Low Duration Total Return Fund	PAGE 1	8001-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	4.83	2.25	1.94
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R shares on 10/15/2019. Returns for periods before 10/15/2019, are based on the Fund’s Class A performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%
Franklin Low Duration Total Return Fund	PAGE 2	8001-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	8001-ATSR-1225

Franklin Low Duration Total Return Fund
Class R6 [FLRRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$31	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Low Duration Total Return Fund returned 5.43%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans
Franklin Low Duration Total Return Fund	PAGE 1	354-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.43	2.85	2.57
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%
Franklin Low Duration Total Return Fund	PAGE 2	354-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	354-ATSR-1225

Franklin Low Duration Total Return Fund
Advisor Class [FLDZX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$42	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Low Duration Total Return Fund returned 5.32%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 5.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in investment-grade corporate bonds
↑	Out of index allocation to collateralized loan obligations
↑	Out of index allocation to agency collateralized mortgage obligations

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Overall duration positioning
↓	Security selection in senior secured floating-rate bank loans
Franklin Low Duration Total Return Fund	PAGE 1	621-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.32	2.74	2.44
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government & Credit (1-3 Year) Index	5.07	1.84	1.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,954,842,516
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	762
Total Management Fee Paid	$4,630,712
Portfolio Turnover Rate	69.99%
Franklin Low Duration Total Return Fund	PAGE 2	621-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	621-ATSR-1225

Franklin Low Duration U.S. Government Securities Fund
Class A [FISAX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Low Duration U.S. Government Securities Fund returned 4.84%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	138-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	4.84	1.95	1.32
Class A (with sales charge)	2.53	1.49	1.09
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	138-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	138-ATSR-1225

Franklin Low Duration U.S. Government Securities Fund
Class A1 [FAUGX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$70	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A1 shares of Franklin Low Duration U.S. Government Securities Fund returned 4.86%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	968-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A1	4.86	2.07	1.47
Class A1 (with sales charge)	2.55	1.62	1.24
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	968-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	968-ATSR-1225

Franklin Low Duration U.S. Government Securities Fund
Class C [FCSCX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Low Duration U.S. Government Securities Fund returned 4.42%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	238-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.42	1.51	0.92
Class C (with sales charge)	3.42	1.51	0.92
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	238-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	238-ATSR-1225

Franklin Low Duration U.S. Government Securities Fund
Class R6 [FAURX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Low Duration U.S. Government Securities Fund returned 5.12%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	838-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.12	2.23	1.67
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	838-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	838-ATSR-1225

Franklin Low Duration U.S. Government Securities Fund
Advisor Class [FAUZX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Low Duration U.S. Government Securities Fund returned 4.96%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 4.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Allocation to:
↑	Adjustable-rate agency mortgage-backed securities
↑	Agency collateralized mortgage obligations
↑	Agency mortgage-backed securities

Top detractors from performance:
↓	Underweight exposure to the two-year area of the yield curve
↓	Overweight exposure to the 30-Year portion of the yield curve
↓	Security selection in agency guaranteed commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures for duration management, which detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	638-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	4.96	2.17	1.57
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Bloomberg U.S. Government (1-3 Year) Index	4.87	1.62	1.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$380,359,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,216
Total Management Fee Paid	$1,382,938
Portfolio Turnover Rate	14.82%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	638-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	638-ATSR-1225

Franklin Managed Income Fund
Class A [FBLAX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$94	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Managed Income Fund returned 5.66%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.
Franklin Managed Income Fund	PAGE 1	424-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.66	7.26	6.45
Class A (with sales charge)	-0.12	6.06	5.85
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective March 1, 2025, the Fund adopted its current investment strategy.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%
Franklin Managed Income Fund	PAGE 2	424-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
In addition, effective January 9, 2025, investments of $250,000 or more in Class A shares of the Fund will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	424-ATSR-1225

Franklin Managed Income Fund
Class C [FBMCX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$170	1.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Managed Income Fund returned 4.89%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.
Franklin Managed Income Fund	PAGE 1	517-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.89	6.46	5.65
Class C (with sales charge)	3.90	6.46	5.65
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%
Franklin Managed Income Fund	PAGE 2	517-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	517-ATSR-1225

Franklin Managed Income Fund
Class R [FBFQX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$119	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Managed Income Fund returned 5.39%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.
Franklin Managed Income Fund	PAGE 1	817-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	5.39	7.00	6.19
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%
Franklin Managed Income Fund	PAGE 2	817-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	817-ATSR-1225

Franklin Managed Income Fund
Class R6 [FBFRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$61	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Managed Income Fund returned 5.99%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.
Franklin Managed Income Fund	PAGE 1	317-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.99	7.62	6.81
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%
Franklin Managed Income Fund	PAGE 2	317-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	317-ATSR-1225

Franklin Managed Income Fund
Advisor Class [FBFZX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$68	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Managed Income Fund returned 5.92%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Linked 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index†, which returned 6.16% and 6.49%, respectively, for the same period. The Linked benchmark replaced the Blended Benchmark effective March 1, 2025, as the Fund’s investment manager believes the new Linked Benchmark better reflects the composition of the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Securitized products, along with the financials and consumer staples sectors, led absolute fixed income returns during the period. JBS was a top contributor within consumer staples, while Freddie Mac and Fannie Mae added value among securitized products.

↑
Among equities, returns were driven by the information technology (IT), industrials, and financials sectors. Cisco Systems and International Business Machines performed best within IT, while Boeing benefited returns within industrials.

↑
Overweight allocation and selection within the consumer staples, financials, and industrials sectors assisted relative fixed income returns. Meanwhile, equity returns benefited from underweight positioning and selection within consumer staples, in addition to stock selection within the industrials and energy sectors.

Top detractors from performance:
↓	Aside from U.S. Treasuries (USTs), no fixed income sectors or individual issuers meaningfully detracted from absolute returns.
↓
The communication services, materials, and consumer discretionary sectors hindered equity returns. In terms of individual issuers, UnitedHealth Group, Texas Instruments, and Edison International detracted.

↓
Relative fixed income returns were weakened by selection within USTs and underweight allocations to securitized products and government related securities. Further, stock selection among the health care and utilities sectors detracted from relative equity returns, as did an overweight allocation to materials companies.

Use of derivatives and the impact on performance:
The Fund utilized equity call and put options to sell and reduce positions and/or to initiate and add to positions, which contributed to performance.
Franklin Managed Income Fund	PAGE 1	624-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.92	7.52	6.71
Russell 3000 Index	20.81	16.74	14.08
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index†	6.49	6.02	6.46
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,317,526,919
Total Number of Portfolio Holdings	161
Total Management Fee Paid	$18,499,047
Portfolio Turnover Rate	42.27%
Franklin Managed Income Fund	PAGE 2	624-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund does not invest in high-yield non-convertible bonds as a principal investment strategy.
Related disclosure regarding the risks involved with investing in issuers of lower-rated or high-yield debt securities (also known as “junk bonds”) was removed.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	624-ATSR-1225

Franklin Total Return Fund
Class A [FKBAX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$79	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Total Return Fund returned 5.98%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.
Franklin Total Return Fund	PAGE 1	460-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.98	-0.09	1.58
Class A (with sales charge)	2.05	-0.85	1.20
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%
Franklin Total Return Fund	PAGE 2	460-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	460-ATSR-1225

Franklin Total Return Fund
Class C [FCTLX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$121	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Total Return Fund returned 5.74%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.
Franklin Total Return Fund	PAGE 1	560-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	5.74	-0.49	1.18
Class C (with sales charge)	4.74	-0.49	1.18
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Total Return Fund	PAGE 2	560-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	560-ATSR-1225

Franklin Total Return Fund
Class R [FTRRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$105	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Total Return Fund returned 5.87%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.
Franklin Total Return Fund	PAGE 1	860-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	5.87	-0.32	1.35
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Total Return Fund	PAGE 2	860-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	860-ATSR-1225

Franklin Total Return Fund
Class R6 [FRERX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$42	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Total Return Fund returned 6.44%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.
Franklin Total Return Fund	PAGE 1	360-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.44	0.27	1.95
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Total Return Fund	PAGE 2	360-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	360-ATSR-1225

Franklin Total Return Fund
Advisor Class [FBDAX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$54	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Total Return Fund returned 6.33%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to agency mortgage-backed securities
↑	Overweight positioning in investment-grade corporate bonds
↑	Out of index exposure to high-yield corporate bonds

Top detractors from performance:
Security selection in:
↓	Agency mortgage-backed securities
↓	Senior secured floating-rate bank loans
↓	Commercial mortgage-backed securities
Use of derivatives and the impact on performance:
The Fund utilized a number of derivatives to manage risk. Credit default swaps, positions in the credit default swap index and payer swaptions on the index, and total return swaps on credit index returns were used to manage overall credit exposure. Other derivatives, including the use of Treasury futures and currency forwards, were used to manage duration and currency exposures. In aggregate, these derivatives contributed to performance.
Franklin Total Return Fund	PAGE 1	660-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	6.33	0.16	1.83
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,019,829,808
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	938
Total Management Fee Paid	$10,642,578
Portfolio Turnover Rate	234.19%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Total Return Fund	PAGE 2	660-ATSR-1225

HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund.
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed.
Effective September 30, 2025, Thomas Runkel, CFA no longer serves as portfolio manager to the Fund and Albert Chan, CFA was added as a portfolio manager to the Fund.
In addition, effective April 7, 2025, the investment manager for the Fund contractually agreed to reduce the fee waiver for Class A, C, R and Advisor Class shares to 0.47% and to reduce the fee waiver for Class R6 shares to 0.37%. These contractual agreements are expected to continue until February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	660-ATSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $592,444 in October 31, 2024 and $631,084 in October 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in October 31, 2024 and $84,750 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing servooifices to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $70,000 in October 31, 2024 and $0 in October 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $63,023 in October 31, 2024 and $0 in October 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $133,023 in October 31, 2024 and $2,107,619 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Investors Securities
Trust
Financial Statements and Other Important Information
Annual | October 31, 2025
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Long Duration Credit Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government Securities Fund
Franklin Managed Income Fund
Franklin Total Return Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 198
Notes to Financial Statements 210
Report of Independent Registered Public Accounting Firm 252
Tax Information 254
Changes In and Disagreements with Accountants 255
Results of Meeting(s) of Shareholders 255
Remuneration Paid to Directors, Officers and Others 255
Board Approval of Management and Subadvisory Agreements 255

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

o
a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.93 $18.90 $20.43 $31.15 $27.11
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.20 0.18 0.14 0.19
Net realized and unrealized gains (losses) ........... 3.34 4.34 (0.02) (5.47) 7.01
Total from investment operations .................... 3.66 4.54 0.16 (5.33) 7.20
Less distributions from:
Net investment income .......................... (0.34) (0.22) (0.16) (0.15) (0.23)
Net realized gains ............................. (0.71) (0.29) (1.53) (5.24) (2.93)
Total distributions ............................... (1.05) (0.51) (1.69) (5.39) (3.16)
Net asset value, end of year ....................... $25.54 $22.93 $18.90 $20.43 $31.15
Total return
c
................................... 16.44% 24.28% 0.62% (19.94)% 27.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.83% 0.82% 0.83% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.81% 0.82% 0.81%
d
0.83%
d,e
0.82%
d
Net investment income ........................... 1.34% 0.93% 0.91% 0.61% 0.64%
Supplemental data
Net assets , end of year (000’s) ..................... $1,000,557 $961,707 $901,820 $1,067,202 $1,621,832
Portfolio turnover rate ............................ 30.12% 37.31% 22.92% 6.64% 32.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.29 $18.38 $19.92 $30.53 $26.66
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.13 0.04 0.03 (0.03) (0.03)
Net realized and unrealized gains (losses) ........... 3.25 4.22 (0.02) (5.34) 6.89
Total from investment operations .................... 3.38 4.26 0.01 (5.37) 6.86
Less distributions from:
Net investment income .......................... (0.16) (0.06) (0.02) — (0.06)
Net realized gains ............................. (0.71) (0.29) (1.53) (5.24) (2.93)
Total distributions ............................... (0.87) (0.35) (1.55) (5.24) (2.99)
Net asset value, end of year ....................... $24.80 $22.29 $18.38 $19.92 $30.53
Total return
c
................................... 15.54% 23.37% (0.16)% (20.53)% 27.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.57% 1.58% 1.57% 1.58% 1.57%
Expenses net of waiver and payments by affiliates ....... 1.56% 1.57% 1.56%
d
1.57%
d
1.57%
d,e
Net investment income (loss) ...................... 0.58% 0.17% 0.15% (0.15)% (0.10)%
Supplemental data
Net assets , end of year (000’s) ..................... $37,058 $53,128 $67,313 $100,936 $198,611
Portfolio turnover rate ............................ 30.12% 37.31% 22.92% 6.64% 32.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.16 $19.08 $20.62 $31.39 $27.29
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.27 0.25 0.22 0.29
Net realized and unrealized gains (losses) ........... 3.38 4.39 (0.03) (5.52) 7.07
Total from investment operations .................... 3.78 4.66 0.22 (5.30) 7.36
Less distributions from:
Net investment income .......................... (0.42) (0.29) (0.23) (0.23) (0.33)
Net realized gains ............................. (0.71) (0.29) (1.53) (5.24) (2.93)
Total distributions ............................... (1.13) (0.58) (1.76) (5.47) (3.26)
Net asset value, end of year ....................... $25.81 $23.16 $19.08 $20.62 $31.39
Total return .................................... 16.80% 24.71% 0.89% (19.65)% 28.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.51% 0.51% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.50% 0.49%
c
0.48%
c
0.50%
c
Net investment income ........................... 1.65% 1.25% 1.23% 0.95% 0.97%
Supplemental data
Net assets , end of year (000’s) ..................... $125,202 $99,998 $89,591 $95,418 $127,846
Portfolio turnover rate ............................ 30.12% 37.31% 22.92% 6.64% 32.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.93 $18.90 $20.43 $31.16 $27.11
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.25 0.23 0.20 0.26
Net realized and unrealized gains (losses) ........... 3.34 4.34 (0.02) (5.48) 7.03
Total from investment operations .................... 3.72 4.59 0.21 (5.28) 7.29
Less distributions from:
Net investment income .......................... (0.40) (0.27) (0.21) (0.21) (0.31)
Net realized gains ............................. (0.71) (0.29) (1.53) (5.24) (2.93)
Total distributions ............................... (1.11) (0.56) (1.74) (5.45) (3.24)
Net asset value, end of year ....................... $25.54 $22.93 $18.90 $20.43 $31.16
Total return .................................... 16.73% 24.59% 0.87% (19.75)% 28.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.57% 0.58% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.57% 0.56%
c
0.58%
c,d
0.57%
c
Net investment income ........................... 1.59% 1.18% 1.16% 0.85% 0.89%
Supplemental data
Net assets , end of year (000’s) ..................... $1,871,815 $1,655,834 $1,474,802 $1,894,863 $3,355,546
Portfolio turnover rate ............................ 30.12% 37.31% 22.92% 6.64% 32.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Convertible Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Semiconductors & Semiconductor Equipment 0.4%
a
Wolfspeed, Inc. ..................................... United States 517,457 $ 13,619,468
Total Common Stocks (Cost $14,835,492) ....................................
13,619,468
Convertible Preferred Stocks 15.9%
Capital Markets 3.2%
Ares Management Corp., B, 6.75% ...................... United States 1,066,000 50,411,140
KKR & Co., Inc., D, 6.25% ............................. United States 967,000 47,402,340
97,813,480
Chemicals 1.6%
Albemarle Corp., 7.25% .............................. United States 1,063,200 47,025,336
Electric Utilities 1.8%
NextEra Energy, Inc., 7.299% .......................... United States 1,040,000 54,631,200
Financial Services 2.5%
Apollo Global Management, Inc., 6.75% .................. United States 810,000 52,925,400
Shift4 Payments, Inc., 6% ............................. United States 262,500 22,433,250
75,358,650
Life Sciences Tools & Services 1.6%
Bruker Corp., 6.375% ................................ United States 156,400 49,461,500
Semiconductors & Semiconductor Equipment 1.2%
Microchip Technology, Inc., 7.5% ........................ United States 636,000 36,824,400
Technology Hardware, Storage & Peripherals 2.3%
Hewlett Packard Enterprise Co., 7.625% .................. United States 1,020,000 68,931,600
Trading Companies & Distributors 1.7%
QXO, Inc., 5.5% .................................... United States 1,010,000 51,560,500
Total Convertible Preferred Stocks (Cost $442,768,325) ........................
481,606,666
Principal
Amount
*
Convertible Bonds 81.6%
Biotechnology 7.0%
b
Alnylam Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
9/15/28 ......................................... United States 15,600,000 15,639,000
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 32,500,000 44,711,875
b
Bridgebio Pharma, Inc. , Senior Note , 144A, 1.75% , 3/01/31 .... United States 46,200,000 70,021,875
Immunocore Holdings plc , Senior Note , 2.5% , 2/01/30 ........
United Kingdom 20,000,000 17,692,000
PTC Therapeutics, Inc. , Senior Note , 1.5% , 9/15/26 ..........
United States 48,000,000 65,970,000
214,034,750
Broadline Retail 4.0%
c
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ...... China 37,000,000 65,508,500
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ..................
United States 59,500,000 55,171,375
120,679,875
Capital Markets 2.0%
b
Coinbase Global, Inc. , Senior Note , 144A, Zero Cpn., 10/01/32 . United States 55,500,000 61,993,500
Communications Equipment 2.1%
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 27,400,000 36,373,500

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Communications Equipment (continued)
Viavi Solutions, Inc. , 1.625% , 3/15/26 ....................
United States 20,709,000 $ 27,957,150
64,330,650
Construction & Engineering 1.7%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 39,000,000 50,290,500
Consumer Staples Distribution & Retail 1.0%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 21,000,000 31,042,200
Electric Utilities 3.1%
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 52,000,000 53,502,800
TXNM Energy, Inc. , Junior Sub. Bond , 5.75% , 6/01/54 ........
United States 31,500,000 41,501,266
95,004,066
Electronic Equipment, Instruments & Components 0.8%
b
Mirion Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 United States 19,600,000 24,353,000
Energy Equipment & Services 0.9%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 .....
United States 28,000,000 28,000,000
Entertainment 1.5%
b
Live Nation Entertainment, Inc. ,
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 13,600,000 14,477,200
Senior Note, 144A, 2.875%, 10/15/31 .................. United States 30,000,000 29,859,000
44,336,200
Financial Services 2.4%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 50,000,000 45,225,000
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 27,200,000 26,792,000
72,017,000
Food Products 2.1%
Freshpet, Inc. , Senior Note , 3% , 4/01/28 ..................
United States 22,500,000 24,525,000
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 36,000,000 39,636,000
64,161,000
Ground Transportation 4.4%
b
Lyft, Inc. , Senior Note , 144A, 0.625% , 3/01/29 .............. United States 54,300,000 67,427,025
Uber Technologies, Inc. ,
Senior Note, Zero Cpn., 12/15/25 ..................... United States 30,000,000 35,764,186
2028, Senior Note, 0.875%, 12/01/28 .................. United States 20,500,000 29,899,250
133,090,461
Health Care Equipment & Supplies 5.1%
Dexcom, Inc. ,
Senior Note, 0.25%, 11/15/25 ........................ United States 26,000,000 25,972,700
Senior Note, 0.375%, 5/15/28 ........................ United States 32,250,000 29,274,937
Haemonetics Corp. ,
d
Senior Note, 3.37%, 3/01/26 ......................... United States 25,500,000 25,214,400
Senior Note, 2.5%, 6/01/29 .......................... United States 31,000,000 29,161,700
b
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 52,500,000 45,753,750
155,377,487

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Health Care REITs 2.3%
b
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 47,000,000 $ 69,842,000
Hotel & Resort REITs 0.9%
b
Pebblebrook Hotel Trust , Senior Note , 144A, 1.625% , 1/15/30 .. United States 30,000,000 28,380,000
Hotels, Restaurants & Leisure 3.6%
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 54,500,000 60,304,250
d
Vail Resorts, Inc. , Senior Note , 4.46% , 1/01/26 ............. United States 48,000,000 47,640,000
107,944,250
Industrial REITs 2.0%
b
Rexford Industrial Realty LP ,
Senior Note, 144A, 4.375%, 3/15/27 ................... United States 20,000,000 20,050,000
Senior Note, 144A, 4.125%, 3/15/29 ................... United States 40,000,000 40,540,000
60,590,000
Interactive Media & Services 0.8%
Snap, Inc. , Senior Note , 0.5% , 5/01/30 ...................
United States 28,000,000 24,325,000
IT Services 5.1%
d
Cloudflare, Inc. , Senior Note , 0.04% , 8/15/26 ............... United States 58,200,000 81,243,835
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/29 ...........
United States 40,000,000 73,900,000
155,143,835
Leisure Products 1.7%
Peloton Interactive, Inc. , Senior Note , 5.5% , 12/01/29 ........
United States 27,000,000 51,340,500
Life Sciences Tools & Services 1.3%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 36,000,000 38,322,000
Machinery 1.0%
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 31,300,000 29,265,500
Media 2.6%
b
Liberty Broadband Corp. , Senior Bond , 144A, 3.125% , 3/31/53 . United States 55,500,000 55,028,250
Sirius XM Holdings, Inc. , Senior Note , 3.75% , 3/15/28 ........
United States 23,000,000 23,701,500
78,729,750
Metals & Mining 1.5%
b
B2Gold Corp. , Senior Note , 144A, 2.75% , 2/01/30 ........... Canada 30,300,000 47,214,975
Multi-Utilities 1.9%
CenterPoint Energy, Inc. , Senior Note , 4.25% , 8/15/26 ........
United States 51,500,000 56,778,750
Pharmaceuticals 2.0%
Jazz Investments I Ltd. ,
Senior Note, 2%, 6/15/26 ........................... United States 35,000,000 37,651,250
Senior Note, 3.125%, 9/15/30 ........................ United States 20,000,000 24,470,000
62,121,250
Semiconductors & Semiconductor Equipment 5.8%
b
MACOM Technology Solutions Holdings, Inc. , Senior Note , 144A,
Zero Cpn., 12/15/29 ................................ United States 45,366,000 50,378,943
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 27,000,000 26,338,500
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 40,000,000 48,100,000
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 27,400,000 35,142,820

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc. ,
Secured Note, 2.5%, 6/15/31 ......................... United States 4,608,000 $ 10,033,920
b
Secured Note, 144A, 2.5%, 6/15/31 .................... United States 2,208,000 4,807,920
174,802,103
Software 5.2%
b
Alkami Technology, Inc. , Senior Note , 144A, 1.5% , 3/15/30 .... United States 19,300,000 19,102,175
b,d
BILL Holdings, Inc. , Senior Note , 144A, 2.72% , 4/01/30 ....... United States 32,800,000 29,126,400
b
Datadog, Inc. , Senior Note , 144A, Zero Cpn., 12/01/29 ....... United States 23,400,000 24,874,200
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 8,000,000 9,452,000
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 17,500,000 19,323,500
Workiva, Inc. ,
Senior Note, 1.125%, 8/15/26 ........................ United States 7,000,000 8,250,200
Senior Note, 1.25%, 8/15/28 ......................... United States 49,000,000 48,669,250
158,797,725
Specialty Retail 5.8%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 42,287,000 60,597,271
RealReal, Inc. (The) , Senior Note , 4% , 2/15/31 .............
United States 24,000,000 33,780,000
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 47,250,000 80,991,808
175,369,079
Total Convertible Bonds (Cost $2,127,630,600) ................................
2,477,677,406
Corporate Bonds 0.2%
Semiconductors & Semiconductor Equipment 0.2%
e
Wolfspeed, Inc. , Secured Note , PIK, 7% , 6/15/31 ............ United States 6,251,578 5,338,848
Total Corporate Bonds (Cost $5,595,346) .....................................
5,338,848
Total Long Term Investments (Cost $2,590,829,763) ...........................
2,978,242,388
a
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
f,g
Franklin Institutional U.S. Government Money Market Fund,
4.038% ......................................... United States 49,034,508 49,034,508
Total Money Market Funds (Cost $49,034,508) ................................
49,034,508
Total Short Term Investments (Cost $49,034,508 ) ..............................
49,034,508
a
Total Investments (Cost $2,639,864,271) 99.7% ................................
$3,027,276,896
Other Assets, less Liabilities 0.3% ...........................................
7,355,328
Net Assets 100.0% .........................................................
$3,034,632,224
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 251 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $908,730,783, representing 29.9% of net assets.
c
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At October 31, 2025, the value of this security was $65,508,500, representing
2.2% of net assets.
d
The rate shown represents the yield at period end.
e
Income may be received in additional securities and/or cash.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.29 $26.71 $28.35 $33.10 $24.22
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.53 0.55 0.49 0.44
Net realized and unrealized gains (losses) ........... 3.85 8.28 (0.57) (2.94) 9.26
Total from investment operations .................... 4.33 8.81 (0.02) (2.45) 9.70
Less distributions from:
Net investment income .......................... (0.70) (0.75) (0.72) (0.63) (0.60)
Net realized gains ............................. (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ............................... (3.26) (1.23) (1.62) (2.30) (0.82)
Net asset value, end of year ....................... $35.36 $34.29 $26.71 $28.35 $33.10
Total return
c
................................... 13.95% 33.65% (0.25)% (7.84)% 40.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.83% 0.83% 0.83% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.79% 0.82% 0.82%
d
0.82%
d
0.85%
d,e
Net investment income ........................... 1.46% 1.71% 1.93% 1.64% 1.47%
Supplemental data
Net assets , end of year (000’s) ..................... $3,714,873 $3,437,772 $2,777,434 $2,841,036 $2,952,462
Portfolio turnover rate ............................ 33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.04 $26.53 $28.11 $32.83 $24.03
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.30 0.34 0.26 0.22
Net realized and unrealized gains (losses) ........... 3.82 8.20 (0.56) (2.91) 9.17
Total from investment operations .................... 4.05 8.50 (0.22) (2.65) 9.39
Less distributions from:
Net investment income .......................... (0.45) (0.51) (0.46) (0.40) (0.37)
Net realized gains ............................. (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ............................... (3.01) (0.99) (1.36) (2.07) (0.59)
Net asset value, end of year ....................... $35.08 $34.04 $26.53 $28.11 $32.83
Total return
c
................................... 13.09% 32.63% (0.97)% (8.53)% 39.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.55% 1.58% 1.58% 1.58% 1.60%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.57% 1.57%
d
1.57%
d
1.60%
d,e
Net investment income ........................... 0.71% 0.96% 1.20% 0.89% 0.73%
Supplemental data
Net assets , end of year (000’s) ..................... $105,095 $107,490 $95,960 $181,548 $202,148
Portfolio turnover rate ............................ 33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.30 $26.72 $28.37 $33.12 $24.24
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.46 0.48 0.42 0.36
Net realized and unrealized gains (losses) ........... 3.84 8.27 (0.57) (2.94) 9.27
Total from investment operations .................... 4.24 8.73 (0.09) (2.52) 9.63
Less distributions from:
Net investment income .......................... (0.61) (0.67) (0.66) (0.56) (0.53)
Net realized gains ............................. (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ............................... (3.17) (1.15) (1.56) (2.23) (0.75)
Net asset value, end of year ....................... $35.37 $34.30 $26.72 $28.37 $33.12
Total return .................................... 13.66% 33.32% (0.52)% (8.07)% 40.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 1.08% 1.08% 1.08% 1.09%
Expenses net of waiver and payments by affiliates ....... 1.04% 1.07% 1.07%
c
1.07%
c
1.09%
c,d
Net investment income ........................... 1.21% 1.45% 1.67% 1.40% 1.22%
Supplemental data
Net assets , end of year (000’s) ..................... $17,237 $14,654 $10,671 $9,580 $9,426
Portfolio turnover rate ............................ 33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.38 $26.77 $28.40 $33.17 $24.27
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.64 0.64 0.59 0.54
Net realized and unrealized gains (losses) ........... 3.85 8.30 (0.55) (2.95) 9.27
Total from investment operations .................... 4.43 8.94 0.09 (2.36) 9.81
Less distributions from:
Net investment income .......................... (0.80) (0.85) (0.82) (0.74) (0.69)
Net realized gains ............................. (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ............................... (3.36) (1.33) (1.72) (2.41) (0.91)
Net asset value, end of year ....................... $35.45 $34.38 $26.77 $28.40 $33.17
Total return .................................... 14.27% 34.11% 0.08% (7.53)% 41.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.50% 0.50% 0.51% 0.51% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.49% 0.49% 0.49%
c
0.49%
c
0.51%
c
Net investment income ........................... 1.76% 2.03% 2.26% 1.97% 1.80%
Supplemental data
Net assets , end of year (000’s) ..................... $256,284 $221,106 $149,692 $159,953 $150,328
Portfolio turnover rate ............................ 33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.36 $26.76 $28.40 $33.16 $24.26
Income from investment operations
a
:
Net investment income
b
......................... 0.57 0.61 0.62 0.56 0.51
Net realized and unrealized gains (losses) ........... 3.85 8.29 (0.57) (2.94) 9.28
Total from investment operations .................... 4.42 8.90 0.05 (2.38) 9.79
Less distributions from:
Net investment income .......................... (0.78) (0.82) (0.79) (0.71) (0.67)
Net realized gains ............................. (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ............................... (3.34) (1.30) (1.69) (2.38) (0.89)
Net asset value, end of year ....................... $35.44 $34.36 $26.76 $28.40 $33.16
Total return .................................... 14.24% 33.98% (—)%
c
(7.62)% 40.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.58% 0.58% 0.58% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.54% 0.57% 0.57%
d
0.57%
d
0.60%
d,e
Net investment income ........................... 1.71% 1.96% 2.18% 1.89% 1.70%
Supplemental data
Net assets , end of year (000’s) ..................... $443,781 $396,956 $329,595 $382,893 $378,891
Portfolio turnover rate ............................ 33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Equity Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.0%
Aerospace & Defense 1.7%
RTX Corp. ........................................ United States 422,500 $ 75,416,250
Banks 7.8%
Bank of America Corp. ............................... United States 2,800,000 149,660,000
JPMorgan Chase & Co. ............................... United States 650,000 202,228,000
351,888,000
Beverages 1.6%
Coca-Cola Co. (The) ................................. United States 840,000 57,876,000
PepsiCo, Inc. ...................................... United States 95,000 13,878,550
71,754,550
Broadline Retail 1.2%
a
Amazon.com, Inc. ................................... United States 227,500 55,560,050
Building Products 0.8%
Carrier Global Corp. ................................. United States 585,000 34,801,650
Capital Markets 8.1%
Ares Management Corp. , A ............................ United States 45,000 6,691,950
BlackRock, Inc. ..................................... United States 60,000 64,968,600
Blackstone, Inc. .................................... United States 335,000 49,124,400
Charles Schwab Corp. (The) ........................... United States 965,000 91,211,800
Morgan Stanley ..................................... United States 962,500 157,850,000
369,846,750
Chemicals 1.8%
Corteva, Inc. ....................................... United States 625,000 38,400,000
Linde plc .......................................... United States 100,000 41,830,000
80,230,000
Commercial Services & Supplies 0.2%
Republic Services, Inc. , A ............................. United States 50,000 10,412,000
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 1,110,000 81,152,100
Consumer Finance 1.6%
American Express Co. ............................... United States 207,500 74,851,475
Consumer Staples Distribution & Retail 2.7%
Casey's General Stores, Inc. ........................... United States 70,000 35,923,300
Walmart, Inc. ...................................... United States 840,000 84,991,200
120,914,500
Electric Utilities 5.8%
Duke Energy Corp. .................................. United States 717,500 89,185,250
Evergy, Inc. ........................................ United States 647,750 49,753,678
NextEra Energy, Inc. ................................. United States 920,000 74,888,000
PPL Corp. ......................................... United States 1,360,000 49,667,200
263,494,128
Electrical Equipment 3.5%
Eaton Corp. plc ..................................... United States 210,000 80,127,600
Emerson Electric Co. ................................ United States 120,000 16,748,400
Hubbell, Inc. , B ..................................... United States 132,500 62,275,000
159,151,000
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity plc .................................. Switzerland 190,000 46,931,900

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 0.5%
SLB Ltd. .......................................... United States 637,008 $ 22,970,508
Financial Services 0.1%
Apollo Global Management, Inc. ........................ United States 50,000 6,215,500
Ground Transportation 0.4%
Norfolk Southern Corp. ............................... United States 61,000 17,286,180
Health Care Equipment & Supplies 2.4%
a
Boston Scientific Corp. ............................... United States 212,500 21,403,000
GE HealthCare Technologies, Inc. ....................... United States 380,000 28,481,000
Medtronic plc ...................................... United States 650,000 58,955,000
108,839,000
Health Care Providers & Services 1.6%
HCA Healthcare, Inc. ................................. United States 157,500 72,399,600
Health Care REITs 1.4%
Ventas, Inc. ........................................ United States 885,000 65,304,150
Hotels, Restaurants & Leisure 0.9%
McDonald's Corp. ................................... United States 142,500 42,526,275
Household Durables 0.5%
Lennar Corp. , A ..................................... United States 170,000 21,040,900
Household Products 2.2%
Procter & Gamble Co. (The) ........................... United States 670,000 100,747,900
Industrial REITs 1.4%
Prologis, Inc. ....................................... United States 517,500 64,216,575
Interactive Media & Services 1.6%
Alphabet, Inc. , A .................................... United States 255,000 71,703,450
Life Sciences Tools & Services 2.2%
Danaher Corp. ..................................... United States 150,000 32,307,000
Thermo Fisher Scientific, Inc. .......................... United States 120,000 68,086,800
100,393,800
Machinery 3.9%
Caterpillar, Inc. ..................................... United States 107,500 62,055,450
Ingersoll Rand, Inc. .................................. United States 570,000 43,508,100
Parker-Hannifin Corp. ................................ United States 93,500 72,259,605
177,823,155
Multi-Utilities 1.0%
CenterPoint Energy, Inc. .............................. United States 1,170,000 44,740,800
Oil, Gas & Consumable Fuels 6.2%
Canadian Natural Resources Ltd. ....................... Canada 1,150,000 36,823,000
Chevron Corp. ..................................... United States 860,000 135,639,200
Shell plc , ADR ...................................... United States 730,000 54,691,600
Suncor Energy, Inc. .................................. Canada 1,375,000 54,738,750
281,892,550
Pharmaceuticals 4.2%
AstraZeneca plc , ADR ................................ United Kingdom 822,500 67,774,000
Johnson & Johnson ................................. United States 640,000 120,876,800
188,650,800
Residential REITs 1.1%
Mid-America Apartment Communities, Inc. ................ United States 405,000 51,933,150

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc. ..................................... United States 187,500 $ 69,305,625
KLA Corp. ......................................... United States 47,250 57,112,965
Texas Instruments, Inc. ............................... United States 340,000 54,896,400
181,314,990
Software 1.3%
Oracle Corp. ....................................... United States 222,500 58,430,725
Specialty Retail 2.3%
Lowe's Cos., Inc. .................................... United States 300,000 71,439,000
Tractor Supply Co. .................................. United States 590,000 31,924,900
103,363,900
Tobacco 1.5%
Philip Morris International, Inc. ......................... United States 475,000 68,556,750
Trading Companies & Distributors 1.2%
United Rentals, Inc. .................................. United States 60,980 53,124,556
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc. ................................... United States 315,000 66,165,750
Total Common Stocks (Cost $ 2,384,857,274 ) ..................................
3,766,045,317
b
Equity-Linked Securities 9.9%
Broadline Retail 0.5%
c
Mizuho Markets Cayman LP into Amazon.com, Inc. , 144A, 5% ,
8/21/26 ......................................... United States 99,500 23,378,770
Building Products 0.4%
c
Barclays Bank plc into Carrier Global Corp. , 144A, 6.5% , 6/25/26 United States 294,000 17,817,981
Capital Markets 0.7%
c
Mizuho Markets Cayman LP into Charles Schwab Corp. (The) ,
144A, 7% , 12/23/25 ................................ United States 320,000 29,588,041
Consumer Finance 0.7%
c
Toronto-Dominion Bank (The) into American Express Co. , 144A,
6.5% , 3/13/26 .................................... United States 91,800 31,150,335
Consumer Staples Distribution & Retail 0.5%
c
Royal Bank of Canada into Tesco plc , 144A, 7.5% , 1/08/26 .... United Kingdom 420,000 22,874,503
Electrical Equipment 1.0%
c
Merrill Lynch BV into Eaton Corp. plc , 144A, 7% , 5/08/26 ...... United States 59,000 20,406,960
c
National Bank of Canada into Hubbell, Inc. , 144A, 7% , 7/31/26 . United States 61,000 27,298,080
47,705,040
Energy Equipment & Services 0.4%
c
Royal Bank of Canada into Schlumberger NV , 144A, 8.5% ,
10/30/26 ........................................ United States 548,500 19,255,062
Health Care Providers & Services 0.9%
c
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6.5% , 4/16/26 ............................... United States 59,000 24,020,434
c
National Bank of Canada into UnitedHealth Group, Inc. , 144A,
6.5% , 2/05/26 .................................... United States 41,500 14,825,737
38,846,171
Household Durables 0.5%
c
Royal Bank of Canada into Lennar Corp. , 144A, 7% , 9/30/26 ... United States 193,000 24,400,704

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Interactive Media & Services 0.6%
c
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 6% , 4/30/26 ... United States 151,000 $ 28,658,109
Life Sciences Tools & Services 0.6%
c
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 6% , 11/06/26 ..................... United States 47,500 26,980,097
Machinery 1.0%
c
Toronto-Dominion Bank (The) into Parker-Hannifin Corp. , 144A,
6.25% , 11/18/25 ................................... United States 32,000 24,046,074
c
Wells Fargo Bank NA into Ingersoll Rand, Inc. , 144A, 5% , 8/14/26 United States 257,500 19,392,974
43,439,048
Oil, Gas & Consumable Fuels 0.6%
c
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/25/26 ...................................... Canada 825,100 26,891,704
Semiconductors & Semiconductor Equipment 0.6%
c
Citigroup Global Markets Holdings, Inc. into KLA Corp. , 144A,
8.5% , 12/04/25 ................................... United States 35,500 28,120,263
Software 0.4%
c
Royal Bank of Canada into Oracle Corp. , 144A, 9% , 3/20/26 ... United States 111,500 19,605,586
Trading Companies & Distributors 0.5%
c
Toronto-Dominion Bank (The) into United Rentals, Inc. , 144A,
7.5% , 6/12/26 .................................... United States 24,500 21,598,069
Total Equity-Linked Securities (Cost $ 425,443,343 ) ............................
450,309,483
Convertible Preferred Stocks 4.5%
Aerospace & Defense 1.7%
Boeing Co. (The) , 6% ................................ United States 1,170,000 75,722,400
Capital Markets 1.0%
Ares Management Corp. , B , 6.75% ...................... United States 1,000,000 47,290,000
Financial Services 1.8%
Apollo Global Management, Inc. , 6.75% .................. United States 1,210,000 79,061,400
Total Convertible Preferred Stocks (Cost $ 185,688,980 ) ........................
202,073,800
Total Long Term Investments (Cost $ 2,995,989,597 ) ...........................
4,418,428,600
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.7%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 124,434,549 124,434,549
Total Money Market Funds (Cost $ 124,434,549 ) ...............................
124,434,549
Total Short Term Investments (Cost $ 124,434,549 ) .............................
124,434,549
a
Total Investments (Cost $ 3,120,424,146 ) 100.1% ..............................
$4,542,863,149
Other Assets, less Liabilities (0.1) % .........................................
(5,592,701)
Net Assets 100.0% .........................................................
$4,537,270,448
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 251 .
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $450,309,483, representing 9.9% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.68 $7.63 $7.28 $7.89 $7.35
Income from investment operations
a
:
Net investment income
b
......................... 0.536 0.730 0.627 0.359 0.296
Net realized and unrealized gains (losses) ........... (0.123) (0.001) 0.330 (0.607) 0.545
Total from investment operations .................... 0.413 0.729 0.957 (0.248) 0.841
Less distributions from:
Net investment income .......................... (0.593) (0.679) (0.607) (0.362) (0.301)
Net asset value, end of year ....................... $7.50 $7.68 $7.63 $7.28 $7.89
Total return
c
................................... 5.42% 10.01% 13.59% (3.25)% 11.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.95% 0.97% 0.95% 1.00%
Expenses net of waiver and payments by affiliates ....... 0.93% 0.94% 0.94% 0.92%
d
0.98%
d
Net investment income ........................... 7.07% 9.42% 8.35% 4.68% 3.86%
Supplemental data
Net assets , end of year (000’s) ..................... $958,199 $953,662 $873,367 $828,324 $803,542
Portfolio turnover rate ............................ 46.13% 51.91% 30.81% 37.05% 66.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.69 $7.63 $7.28 $7.89 $7.36
Income from investment operations
a
:
Net investment income
b
......................... 0.508 0.699 0.595 0.325 0.268
Net realized and unrealized gains (losses) ........... (0.136) 0.009 0.332 (0.604) 0.532
Total from investment operations .................... 0.372 0.708 0.927 (0.279) 0.800
Less distributions from:
Net investment income .......................... (0.562) (0.648) (0.577) (0.331) (0.270)
Net asset value, end of year ....................... $7.50 $7.69 $7.63 $7.28 $7.89
Total return
c
................................... 5.00% 9.57% 13.14% (3.63)% 11.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.35% 1.37% 1.35% 1.40%
Expenses net of waiver and payments by affiliates ....... 1.33% 1.34% 1.34% 1.32%
d
1.38%
d
Net investment income ........................... 6.68% 9.02% 7.92% 4.24% 3.50%
Supplemental data
Net assets , end of year (000’s) ..................... $64,248 $78,455 $80,606 $89,383 $100,317
Portfolio turnover rate ............................ 46.13% 51.91% 30.81% 37.05% 66.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.70 $7.64 $7.29 $7.90 $7.37
Income from investment operations
a
:
Net investment income
b
......................... 0.559 0.755 0.652 0.446 0.317
Net realized and unrealized gains (losses) ........... (0.131) 0.010 0.334 (0.668) 0.541
Total from investment operations .................... 0.428 0.765 0.986 (0.222) 0.858
Less distributions from:
Net investment income .......................... (0.618) (0.705) (0.636) (0.388) (0.328)
Net asset value, end of year ....................... $7.51 $7.70 $7.64 $7.29 $7.90
Total return .................................... 5.76% 10.37% 13.99% (2.92)% 12.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.62% 0.60% 0.67% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.60% 0.57% 0.58%
c
0.63%
c
Net investment income ........................... 7.36% 9.73% 8.65% 5.96% 4.09%
Supplemental data
Net assets , end of year (000’s) ..................... $137,341 $117,747 $117,289 $201,719 $24,999
Portfolio turnover rate ............................ 46.13% 51.91% 30.81% 37.05% 66.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.69 $7.63 $7.28 $7.89 $7.36
Income from investment operations
a
:
Net investment income
b
......................... 0.556 0.751 0.643 0.365 0.315
Net realized and unrealized gains (losses) ........... (0.134) 0.008 0.333 (0.594) 0.535
Total from investment operations .................... 0.422 0.759 0.976 (0.229) 0.850
Less distributions from:
Net investment income .......................... (0.612) (0.699) (0.626) (0.381) (0.320)
Net asset value, end of year ....................... $7.50 $7.69 $7.63 $7.28 $7.89
Total return .................................... 5.69% 10.29% 13.87% (3.01)% 12.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.70% 0.72% 0.70% 0.75%
Expenses net of waiver and payments by affiliates ....... 0.68% 0.69% 0.69% 0.67%
c
0.73%
c
Net investment income ........................... 7.32% 9.67% 8.55% 4.74% 4.09%
Supplemental data
Net assets , end of year (000’s) ..................... $242,114 $273,225 $319,093 $300,958 $434,688
Portfolio turnover rate ............................ 46.13% 51.91% 30.81% 37.05% 66.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.3%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 1,844,979 $ 78,412
Machinery 1.0%
b,c
UTEX Industries, Inc. ................................ United States 261,340 13,563,095
Oil, Gas & Consumable Fuels 0.3%
a
Talos Energy, Inc. ................................... United States 480,831 4,716,952
Total Common Stocks (Cost $ 34,542,145 ) ....................................
18,358,459
Management Investment Companies 0.9%
Capital Markets 0.9%
d
Invesco Senior Loan ETF ............................. United States 613,270 12,817,343
Total Management Investment Companies (Cost $ 13,115,665 ) ..................
12,817,343
Warrants
Warrants 0.0%
Machinery 0.0%
a,b,c
UTEX Industries, Inc. , 12/05/25 ......................... United States 634 —
Total Warrants (Cost $ – ) ....................................................
—
Principal
Amount
*
Corporate Bonds 5.5%
Aerospace & Defense 0.0%
†
e
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 1/31/34 .. United States 378,000 390,939
Air Freight & Logistics 0.2%
e
Rand Parent LLC , Senior Secured Note , 144A, 8.5% , 2/15/30 .. United States 3,550,000 3,632,342
Capital Markets 0.4%
e
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 5,277,000 5,374,287
Chemicals 0.3%
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ......................................... United States 3,900,000 3,859,915
Commercial Services & Supplies 0.4%
e
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,500,000 1,563,376
e
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29% ,
4/15/29 ......................................... United States 3,600,000 3,558,276
5,121,652
Construction Materials 0.3%
e
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ....... Mexico 3,875,000 3,929,060
Containers & Packaging 0.1%
e
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 240,000 241,011
e
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 4/15/27 .............................. United States 694,000 696,691
937,702

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.2%
e
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,300,000 $ 2,388,883
Ground Transportation 0.1%
e
Albion Financing 1 SARL / Aggreko Holdings, Inc. , Senior
Secured Note , 144A, 7% , 5/21/30 ..................... Luxembourg 1,100,900 1,138,971
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 500,000 483,849
1,622,820
Health Care Equipment & Supplies 0.1%
e
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 1,320,000 1,381,050
Hotels, Restaurants & Leisure 0.8%
e
Brightstar Lottery plc , Senior Secured Note , 144A, 5.25% , 1/15/29 United States 2,300,000 2,295,676
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.5% ,
2/15/32 ......................................... United States 3,600,000 3,632,227
Great Canadian Gaming Corp. / Raptor LLC ,
e
Senior Secured Note , 144A, 8.75% , 11/15/29 ............ Canada 5,820,000 5,695,494
11,623,397
Independent Power and Renewable Electricity Producers 0.3%
e
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ..... United States 4,400,000 4,392,020
Insurance 0.8%
e
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ................................... United States 1,470,600 1,412,958
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 5,300,000 5,323,733
Senior Secured Note , 144A, 6.5% , 10/01/31 ............. United States 4,000,000 4,106,948
10,843,639
IT Services 0.1%
e
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,800,000 1,879,182
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ........
United States 2,400,000 2,395,359
Passenger Airlines 0.8%
e
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% , 8/15/27 United States 3,316,000 3,355,381
e
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 4,300,000 4,488,800
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 1,233,333 1,237,239
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 2,485,000 2,481,422
11,562,842
Software 0.3%
e
Cloud Software Group, Inc. , Secured Note , 144A, 9% , 9/30/29 . United States 3,900,000 4,037,260
Wireless Telecommunication Services 0.1%
e
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ......................................... United Kingdom 1,430,000 1,306,681
Total Corporate Bonds (Cost $ 75,226,941 ) ....................................
76,679,030

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests 85.2%
g
Aerospace & Defense 1.4%
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term Loan,
B1 , 5.965% , ( 1-month SOFR + 2% ), 10/31/31 ............ United States 1,878,014 $ 1,883,292
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term Loan,
B2 , 5.965% , ( 1-month SOFR + 2% ), 10/31/31 ............ United States 714,337 716,344
Signia Aerospace LLC, First Lien, CME Term Loan , 6.918% ,
( 1-month SOFR + 2.75%; 3-month SOFR + 2.75% ), 12/11/31 . United States 2,572,781 2,579,226
TransDigm, Inc., First Lien, CME Term Loan, J , 6.502% , ( 3-month
SOFR + 2.5% ), 2/28/31 ............................. United States 4,131,124 4,141,390
TransDigm, Inc., First Lien, CME Term Loan, K , 6.252% , ( 3-month
SOFR + 2.25% ), 3/22/30 ............................ United States 6,200,000 6,212,028
TransDigm, Inc., First Lien, CME Term Loan, M , 6.502% ,
( 3-month SOFR + 2.5% ), 8/19/32 ...................... United States 3,483,871 3,488,992
19,021,272
a a a a a a
g
Air Freight & Logistics 1.2%
Clue Opco LLC, First Lien, CME Term Loan, B , 8.338% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 9,480,366 9,239,423
Rand Parent LLC, First Lien, CME Term Loan, B , 7.002% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 8,195,443 8,058,866
17,298,289
a a a a a a
g
Automobile Components 2.1%
Adient US LLC, First Lien, CME Term Loan, B2 , 6.215% ,
( 1-month SOFR + 2.25% ), 1/31/31 ..................... United States 3,590,593 3,599,785
h
American Axle & Manufacturing, Inc., First Lien, Incremental CME
Term Loan, C , 7.408% , ( 12-month SOFR + 3.25% ), 2/24/32 .. United States 2,835,821 2,821,642
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan ,
6.465% , ( 1-month SOFR + 2.5% ), 5/06/30 ............... United States 2,015,487 2,018,641
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.715% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 4,829,172 4,850,299
DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan ,
8.215% , ( 1-month SOFR + 4.25% ), 10/04/28 ............. United States 3,645,986 3,611,349
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.829% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 5,400,994 5,329,188
First Brands Group LLC, First Lien, 2021 CME Term Loan , 9.57% ,
( 3-month SOFR + 5% ), 3/30/27 ....................... United States 7,484,777 2,492,431
First Brands Group LLC, First Lien, 2022-2 Incremental CME
Term Loan , 9.57% , ( 3-month SOFR + 5% ), 3/30/27 ........ United States 7,651,919 2,548,089
h
First Brands Group LLC, First Lien, Debtor-In-Possession CME
Term Loan , 5.679% , ( 1-month SOFR + 1.55% ), 6/29/26 ..... United States 2,411,446 2,565,176
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.07% , ( 3-month SOFR + 8.5% ), 3/30/28 ............... United States 5,920,469 139,131
29,975,731
a a a a a a
Automobiles 0.2%
g,h
American Trailer World Corp., First Lien, CME Term Loan, B ,
7.815% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 3,533,809 3,142,881
Beverages 0.4%
g
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.252% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 5,872,952 5,895,122
g
Broadline Retail 0.5%
Peer Holding III BV, First Lien, CME Term Loan, B4B , 6.502% ,
( 3-month SOFR + 2.5% ), 10/28/30 ..................... Netherlands 476,373 478,979
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.502% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 4,449,722 4,473,640

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Broadline Retail (continued)
h
Peer Holding III BV, First Lien, CME Term Loan, B8 , 6.017% ,
( 12-month SOFR + 2.25% ), 9/29/32 .................... Netherlands 1,371,653 $ 1,374,224
6,326,843
a a a a a a
g
Building Products 1.9%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan , 7.163% , ( 1-month SOFR + 3% ), 9/08/32 ... United States 1,510,833 1,517,443
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.532% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 2,644,521 2,332,150
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B , 7.382% , ( 1-month SOFR + 3.25% ), 4/12/28 ....... United States 4,419,550 4,059,224
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan , 6.715% , ( 1-month SOFR + 2.75% ), 3/28/31 ......... United States 3,650,295 3,660,570
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 , 6.215% ,
( 1-month SOFR + 2.25% ), 4/14/31 ..................... United States 4,424,950 4,437,008
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.215% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 6,418,352 6,433,146
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.215% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 3,980,000 3,989,333
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 6.977% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 672,770 674,452
27,103,326
a a a a a a
g
Capital Markets 2.8%
Aretec Group, Inc., First Lien, CME Term Loan, B3 , 7.465% ,
( 1-month SOFR + 3.5% ), 8/09/30 ...................... United States 4,611,133 4,632,851
Ascensus Holdings, Inc., First Lien, 2024 CME Term Loan, B ,
6.965% , ( 1-month SOFR + 3% ), 8/02/28 ................ United States 4,528,963 4,539,584
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 6.965% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 5,303,608 5,327,712
Edelman Financial Engines Center LLC (The), Second Lien,
2024 Refinancing CME Term Loan , 9.215% , ( 1-month SOFR +
5.25% ), 10/20/28 .................................. United States 4,000,000 4,012,500
GIH Borrower LLC, First Lien, CME Term Loan, B , 6.502% ,
( 3-month SOFR + 2.5% ), 11/26/31 ..................... United States 1,688,031 1,697,181
GTCR Everest Borrower LLC, First Lien, 2025 CME Term Loan ,
6.752% , ( 3-month SOFR + 2.75% ), 9/05/31 .............. United States 1,975,149 1,982,951
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.197% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 5,249,997 5,207,655
Nexus Buyer LLC, First Lien, Amendment No. 10 CME Term
Loan , 7.965% , ( 1-month SOFR + 4% ), 7/31/31 ............ United States 2,088,709 2,095,759
i
Russell Investments US Institutional Holdco, Inc., First Lien, 2027
CME Term Loan , PIK, 8.965% , ( 1-month SOFR + 5% ), 5/28/27 United States 8,120,987 7,887,211
Victory Capital Holdings, Inc., First Lien, CME Term Loan, B3 ,
4.102% , ( 3-month SOFR + 0.1% ), 9/23/32 ............... United States 1,500,000 1,509,375
38,892,779
a a a a a a
g
Chemicals 2.1%
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan , 8.131% , ( 1-month SOFR + 4% ), 3/15/29 ............ United States 5,350,754 5,260,941
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.502% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 3,570,674 3,505,956
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.215% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 1,450,548 1,249,517
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.315% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 3,534,636 2,957,306

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Chemicals (continued)
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B , 6.465% , ( 1-month SOFR +
2.5% ), 12/31/29 ................................... United States 3,053,089 $ 3,051,502
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.036% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 3,826,088 3,828,480
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.197% , ( 6-month SOFR + 3% ), 1/31/29 ............. United States 7,015,703 7,050,395
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.327% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 3,590,936 2,803,731
29,707,828
a a a a a a
g
Commercial Services & Supplies 4.4%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 7.315% , ( 1-month SOFR +
3.25% ), 8/20/32 ................................... United States 6,785,999 6,821,184
Aramark Services, Inc., First Lien, CME Term Loan, B8 , 6.16% ,
( 1-month SOFR + 2%; 3-month SOFR + 2% ), 6/24/30 ...... United States 988,899 992,142
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.715% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 10,350,109 10,402,947
Madison IAQ LLC, First Lien, 2025 Incremental CME Term Loan ,
7.452% , ( 6-month SOFR + 3.25% ), 5/06/32 .............. United States 4,588,500 4,611,442
Madison IAQ LLC, First Lien, Initial CME Term Loan , 6.702% ,
( 6-month SOFR + 2.5% ), 6/21/28 ...................... United States 5,317,793 5,334,278
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.012% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 8,794,386 8,516,264
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan ,
6.715% , ( 1-month SOFR + 2.75% ), 3/26/31 .............. Luxembourg 4,239,484 4,261,212
Pitney Bowes, Inc., First Lien, CME Term Loan, B , 7.715% ,
( 1-month SOFR + 3.75% ), 3/19/32 ..................... United States 8,059,500 8,062,039
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 6.129% , ( 6-month SOFR +
2% ), 10/15/30 .................................... United States 4,570,427 4,568,005
Reworld Holding Corp., First Lien, 2025 Incremental CME Term
Loan , 6.265% , ( 1-month SOFR + 2.25% ), 1/15/31 ......... United States 2,272,727 2,271,307
Reworld Holding Corp., First Lien, CME Term Loan, B , 6.252% ,
( 1-month SOFR + 2.25% ), 11/30/28 .................... United States 1,539,414 1,543,270
Reworld Holding Corp., First Lien, CME Term Loan, C , 6.252% ,
( 1-month SOFR + 2.25% ), 11/30/28 .................... United States 85,574 85,788
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.393% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 4,787,087 4,018,592
61,488,470
a a a a a a
Communications Equipment 0.6%
g
Delta Topco, Inc., First Lien, Fourth Amendment Refinancing CME
Term Loan , 6.876% , ( 1-month SOFR + 2.75% ), 11/30/29 .... United States 9,079,819 8,990,155
g
Construction & Engineering 1.5%
h
Artera Services LLC, First Lien, CME Term Loan, C , 8.502% ,
( 3-month SOFR + 4.5% ), 2/18/31 ...................... United States 8,072,693 6,909,499
Brand Industrial Services, Inc., First Lien, CME Term Loan, C ,
8.796% , ( 3-month SOFR + 4.5% ), 8/01/30 ............... United States 6,192,353 5,495,713
Chromalloy Corp., First Lien, CME Term Loan , 7.226% , ( 3-month
SOFR + 3.25% ), 3/27/31 ............................ United States 3,803,301 3,823,059
DG Investment Intermediate Holdings 2, Inc., First Lien, Closing
Date Initial CME Term Loan , 7.715% , ( 1-month SOFR + 3.75% ),
7/09/32 ......................................... United States 939,597 943,126

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Construction & Engineering (continued)
Red SPV LLC, First Lien, Initial CME Term Loan , 6.281% ,
( 1-month SOFR + 2.25% ), 3/15/32 ..................... United Kingdom 2,723,670 $ 2,723,670
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan ,
6.265% , ( 1-month SOFR + 2.25% ), 1/24/31 .............. United States 1,341,549 1,345,077
21,240,144
a a a a a a
Consumer Finance 0.1%
g
Shift4 Payments LLC, First Lien, Amendment No. 2 CME Term
Loan , 6.502% , ( 3-month SOFR + 2.5% ), 6/30/32 .......... United States 1,898,943 1,913,983
Consumer Staples Distribution & Retail 0.1%
g
Boots Group Bidco Ltd. (The), First Lien, Closing Date Dollar
CME Term Loan , 7.705% , ( 3-month SOFR + 3.5% ), 8/30/32 .. United Kingdom 1,245,675 1,252,682
g
Containers & Packaging 2.2%
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 6.798% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 10,715,831 10,767,106
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.215% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 6,957,929 6,950,589
b
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B ,
13.991% , ( 1-month SOFR + 10% ), 11/27/25 .............. Luxembourg 765,307 682,367
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 7,512,397 3,319,578
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan , 7.129% , ( 1-month SOFR + 3% ), 4/15/27 ....... United States 3,703,291 3,710,531
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term Loan,
B , 8.195% , ( 3-month SOFR + 4% ), 9/15/28 .............. United States 5,547,557 5,554,797
30,984,968
a a a a a a
g
Distributors 1.2%
BCPE Empire Holdings, Inc., First Lien, Amendment No. 8
Incremental CME Term Loan , 7.413% , ( 1-month SOFR +
3.25% ), 12/11/30 .................................. United States 5,173,177 5,174,496
Core & Main LP, First Lien, CME Term Loan, E , 5.991% , ( 1-month
SOFR + 2% ), 2/10/31 ............................... United States 1,723,816 1,725,971
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 9,965,798 9,597,512
16,497,979
a a a a a a
g
Diversified Consumer Services 1.0%
Ascend Learning LLC, First Lien, Initial CME Term Loan , 6.965% ,
( 1-month SOFR + 3% ), 12/11/28 ...................... United States 4,351,431 4,354,608
Learning Care Group US No. 2, Inc., First Lien, CME Term Loan,
B , 7.934% , ( 3-month SOFR + 4% ), 8/11/28 .............. United States 1,676,232 1,648,575
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 7.199% , ( 3-month SOFR + 3% ),
5/04/28 ......................................... United States 3,489,650 3,500,800
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term Loan ,
7.215% , ( 1-month SOFR + 3.25% ), 12/07/28 ............. United States 1,395,020 1,304,350
Spring Education Group, Inc., First Lien, CME Term Loan ,
7.252% , ( 3-month SOFR + 3.25% ), 9/30/30 .............. United States 1,507,596 1,514,191
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan , 6.465% ,
( 1-month SOFR + 2.5% ), 1/30/31 ...................... United States 2,145,505 2,143,199
14,465,723
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Diversified Telecommunication Services 0.4%
g,i
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME Term
Loan , PIK, 7.579% , ( 1-month SOFR + 3.5% ), 3/11/30 ....... United States 5,600,090 $ 5,361,218
g
Electric Utilities 0.3%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.965% , ( 1-month SOFR + 2% ), 9/30/31 ................ United States 2,992,443 2,999,580
Hamilton Projects Acquiror LLC, First Lien, Initial CME Term Loan ,
6.465% , ( 1-month SOFR + 2.5% ), 5/30/31 ............... United States 1,597,433 1,607,417
4,606,997
a a a a a a
g
Electrical Equipment 0.5%
Indicor LLC, First Lien, Dollar CME Term Loan, D , 6.752% ,
( 3-month SOFR + 2.75% ), 11/22/29 .................... United States 2,891,618 2,903,994
WEC US Holdings, Inc., First Lien, Initial CME Term Loan ,
6.384% , ( 1-month SOFR + 2.25% ), 1/27/31 .............. United States 4,062,857 4,076,854
6,980,848
a a a a a a
g
Electronic Equipment, Instruments & Components 0.4%
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B ,
6.218% , ( 1-month SOFR + 2.25% ), 3/17/32 .............. United States 1,266,414 1,272,746
h
Sanmina Corp., First Lien, CME Term Loan, B , 5.884% ,
( 12-month SOFR + 2% ), 8/06/32 ...................... United States 3,018,868 3,026,415
h
Spectris plc, First Lien, CME Term Loan , 6.844% , ( 12-month
SOFR + 2.75% ), 9/24/32 ............................ United Kingdom 664,688 667,181
4,966,342
a a a a a a
g
Entertainment 1.5%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3 ,
6.879% , ( 1-month SOFR + 2.75% ), 3/01/28 .............. France 1,717,515 1,728,962
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.829% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 4,085,427 4,002,983
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5 ,
6.038% , ( 3-month SOFR + 2% ), 11/21/31 ................ United States 15,751,233 15,804,236
21,536,181
a a a a a a
g
Financial Services 3.6%
Belfor Holdings, Inc., First Lien, Replacement CME Term Loan,
B5 , 6.913% , ( 1-month SOFR + 2.75% ), 11/01/30 .......... United States 3,513,500 3,526,676
Boost Newco Borrower LLC, First Lien, CME Term Loan, B2 ,
6.002% , ( 3-month SOFR + 2% ), 1/31/31 ................ United States 12,590,706 12,637,921
GC Ferry Acquisition I, Inc., First Lien, Initial CME Term Loan ,
7.711% , ( 3-month SOFR + 3.5% ), 8/16/32 ............... United States 5,001,789 5,000,063
Hudson River Trading LLC, First Lien, CME Term Loan, B1 ,
6.782% , ( 1-month SOFR + 2.75% ), 3/18/30 .............. United States 4,361,264 4,372,472
h
Orion US Finco, Inc., First Lien, Initial CME Term Loan , 7.427% ,
( 3-month SOFR + 3.5% ), 10/08/32 ..................... United States 6,168,123 6,205,255
Osaic Holdings, Inc., First Lien, Initial CME Term Loan , 7.163% ,
( 1-month SOFR + 3% ), 8/02/32 ....................... United States 7,029,033 7,048,082
Priority Holdings LLC, First Lien, CME Term Loan, B , 7.715% ,
( 1-month SOFR + 3.75% ), 7/30/32 ..................... United States 3,749,903 3,756,465
h
Red Planet Borrower LLC, First Lien, Initial CME Term Loan ,
7.965% , ( 1-month SOFR + 4% ), 9/08/32 ................ United States 5,500,000 5,426,658
h
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B ,
6.288% , ( 6-month SOFR + 2.5% ), 10/01/32 .............. Luxembourg 2,631,579 2,629,934
50,603,526
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Food Products 0.5%
h
Chobani LLC, First Lien, CME Term Loan, B , 5.933% , ( 12-month
SOFR + 2.25% ), 10/22/32 ........................... United States 3,435,282 $ 3,447,100
h
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.372% ,
( 6-month SOFR + 2.5% ), 8/02/32 ...................... United States 2,390,677 2,392,303
Nourish Buyer I, Inc., First Lien, Initial CME Term Loan , 8.548% ,
( 1-month SOFR + 4.5% ), 7/08/32 ...................... United States 1,550,633 1,554,509
7,393,912
a a a a a a
g
Ground Transportation 2.6%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 7.215% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 3,815,061 3,843,693
First Student Bidco, Inc., First Lien, 11th Amendment Repricing
CME Term Loan , 6.711% , ( 3-month SOFR + 2.5% ), 8/15/30 .. United States 7,263,288 7,282,354
First Student Bidco, Inc., First Lien, CME Term Loan, C , 6.711% ,
( 1-month SOFR + 2.5% ), 8/15/30 ...................... United States 1,324,065 1,327,210
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 7.215% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 10,098,904 9,952,470
i
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 5.763% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 7,491,145 5,304,550
i
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 5.763% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 5,424,622 1,553,853
Savage Enterprises LLC, First Lien, Amendment No. 7 CME Term
Loan , 6.606% , ( 1-month SOFR + 2.5% ), 8/05/32 .......... United States 787,727 790,330
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 5,623,640 5,620,462
35,674,922
a a a a a a
g
Health Care Equipment & Supplies 2.0%
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.215% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 2,811,136 2,832,220
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 5.965% , ( 1-month SOFR + 2% ), 10/23/28 ........... United States 17,634,219 17,667,988
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan , 5.965% , ( 1-month SOFR + 2% ), 10/23/30 ........... United States 2,693,250 2,697,371
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 8.752% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 5,100,707 5,128,480
28,326,059
a a a a a a
g
Health Care Providers & Services 6.1%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 7.454% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 7,920,526 7,481,610
ADMI Corp., First Lien, Amendment No. 5 CME Term Loan ,
7.829% , ( 1-month SOFR + 3.75% ), 12/23/27 ............. United States 3,852,409 3,638,119
ADMI Corp., First Lien, CME Term Loan, B5 , 9.715% , ( 1-month
SOFR + 5.75% ), 12/23/27 ........................... United States 1,148,377 1,110,337
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.298% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 9,545,555 9,531,857
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.558% , ( 3-month SOFR + 2.25% ), 11/08/32 ........ United States 6,945,623 6,965,557
Concentra Health Services, Inc., First Lien, CME Term Loan, B1 ,
5.965% , ( 1-month SOFR + 2% ), 7/28/31 ................ United States 458,083 459,945
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan , 8.09% , ( 3-month SOFR + 4.25% ), 3/26/29 ...... United States 7,615,552 7,212,537
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME Term
Loan , 7.66% , ( 3-month SOFR + 3.5% ), 5/19/31 ........... United States 3,240,709 3,243,496

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Providers & Services (continued)
LifePoint Health, Inc., First Lien, CME Term Loan, B1 , 7.782% ,
( 1-month SOFR + 3.75% ), 5/19/31 ..................... United States 10,228,043 $ 10,247,681
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.44% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 4,728,415 1,513,093
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 7.59% , ( 3-month SOFR + 3.75% ), 12/31/30 . United States 809,541 810,723
MPH Acquisition Holdings LLC, First Lien, Second Out CME Term
Loan , 8.702% , ( 3-month SOFR + 4.6% ), 12/31/30 ......... United States 2,233,085 2,117,478
National Mentor Holdings, Inc., First Lien, Initial CME Term Loan ,
7.845% , ( 1-month SOFR + 3.75%; 3-month SOFR + 3.75% ),
3/02/28 ......................................... United States 6,227,676 6,065,009
National Mentor Holdings, Inc., First Lien, Initial CME Term Loan,
C , 7.852% , ( 3-month SOFR + 3.75% ), 3/02/28 ............ United States 216,306 210,656
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.553% ,
( 12-month SOFR + 4.5% ), 4/16/32 ..................... United States 7,300,000 6,533,500
Pathway Vet Alliance LLC, First Lien, CME Term Loan, A , 9.308% ,
( 3-month SOFR + 5% ), 6/30/28 ....................... United States 2,532,284 2,567,635
i
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B , PIK,
9.308% , ( 3-month SOFR + 5% ), 6/30/28 ................ United States 8,059,920 6,110,467
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.465% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 2,985,596 2,998,046
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.465% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 912,066 915,504
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.499% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 5,240,437 5,252,175
84,985,425
a a a a a a
g
Health Care Technology 1.4%
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
6.715% , ( 1-month SOFR + 2.75% ), 2/15/29 .............. United States 10,367,127 10,336,337
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term Loan ,
6.884% , ( 1-month SOFR + 2.75% ), 3/26/32 .............. United States 3,690,750 3,560,411
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.884% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 6,332,464 6,116,116
20,012,864
a a a a a a
g
Hotels, Restaurants & Leisure 6.8%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.215% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 6,461,186 6,429,558
Entain Holdings Gibraltar Ltd., First Lien, CME Term Loan, B ,
6.252% , ( 3-month SOFR + 2.25% ), 10/31/29 ............. United Kingdom 3,302,419 3,307,852
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.215% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 7,424,453 7,426,346
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.752% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 4,421,698 4,409,538
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
7.715% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 11,680,870 11,740,209
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.002% , ( 3-month SOFR + 4% ), 12/04/31 ................ United States 2,796,680 2,810,762
h
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 6,929,589 6,907,934
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 5.965% , ( 1-month SOFR + 2% ), 8/02/28 ............ United States 2,920,604 2,918,180
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B , 6.465% , ( 1-month SOFR + 2.5% ), 12/15/27 ... United States 12,115,543 12,146,075
Light & Wonder International, Inc., First Lien, CME Term Loan,
B2 , 6.287% , ( 1-month SOFR + 2.25% ), 4/16/29 ........... United States 4,277,671 4,296,386

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure (continued)
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.24% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 9,703,287 $ 9,125,165
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 6.465% ,
( 1-month SOFR + 2.5% ), 5/03/29 ...................... United States 3,469,923 3,480,663
h
Raising Cane's Restaurants LLC, First Lien, CME Term Loan, B ,
5.683% , ( 12-month SOFR + 2% ), 10/25/32 ............... United States 3,975,659 3,974,825
Sabre GLBL, Inc., First Lien, CME Term Loan, B , 8.315% ,
( 1-month SOFR + 4.25% ), 6/30/28 ..................... United States 6,936,982 6,471,615
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 4,988,081 4,935,706
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.465% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 5,170,311 5,187,605
95,568,419
a a a a a a
g
Household Durables 0.9%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.129% , ( 1-month SOFR + 3% ), 7/31/28 .......... United States 7,904,080 7,930,243
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.252% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 5,157,290 5,177,996
13,108,239
a a a a a a
Household Products 0.0%
†
g
Energizer Holdings, Inc., First Lien, Initial CME Term Loan ,
6.002% , ( 1-month SOFR + 2% ), 3/19/32 ................ United States 357,737 358,855
g
Independent Power and Renewable Electricity Producers 1.3%
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.163% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 3,184,000 3,190,480
Calpine Corp., First Lien, 2024 CME Term Loan , 5.715% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 3,283,500 3,284,403
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.733% , ( 3-month SOFR + 2.5% ), 12/11/31 ... United States 1,068,161 1,071,168
h
Talen Energy Supply LLC, First Lien, CME Term Loan, B , 5.759% ,
( 12-month SOFR + 2% ), 10/12/32 ..................... United States 1,030,928 1,031,572
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B ,
6.733% , ( 3-month SOFR + 2.5% ), 5/17/30 ............... United States 9,748,266 9,771,954
18,349,577
a a a a a a
g
Insurance 8.1%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B ,
7.215% , ( 1-month SOFR + 3.25% ), 6/21/32 .............. United States 1,689,197 1,693,251
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.163% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 10,777,768 10,784,504
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan , 6.666% , ( 1-month SOFR + 2.5% ), 9/19/31 .......... United States 13,680,727 13,683,053
AmWINS Group, Inc., First Lien, Initial CME Term Loan , 6.252% ,
( 3-month SOFR + 2.25% ), 1/30/32 ..................... United States 4,502,154 4,513,094
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.065% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 2,398,947 2,404,944
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.327% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 3,978,164 3,996,245
Asurion LLC, First Lien, New CME Term Loan, B9 , 7.329% ,
( 1-month SOFR + 3.25% ), 7/30/27 ..................... United States 8,082 8,094
Asurion LLC, Second Lien, New CME Term Loan, B3 , 9.329% ,
( 1-month SOFR + 5.25% ), 1/31/28 ..................... United States 7,696,342 7,560,463
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.329% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 10,622,294 10,156,826

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Insurance (continued)
h
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B , 6.715% , ( 1-month SOFR + 2.75% ), 6/16/31 ....... United States 7,201,224 $ 7,226,140
CRC Insurance Group LLC, First Lien, CME Term Loan, B ,
6.752% , ( 3-month SOFR + 2.75% ), 5/06/31 .............. United States 6,146,024 6,149,926
HUB International Ltd., First Lien, 2025 Incremental CME Term
Loan , 6.12% , ( 3-month SOFR + 2.25% ), 6/20/30 .......... United States 21,008,535 21,101,288
OneDigital Borrower LLC, First Lien, 2025 Refinancing CME Term
Loan , 6.965% , ( 1-month SOFR + 3% ), 7/02/31 ............ United States 5,880,780 5,893,012
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 6.465% , ( 1-month SOFR + 2.5% ), 7/31/31 .. United States 17,551,074 17,566,958
112,737,798
a a a a a a
g
IT Services 1.8%
Barracuda Networks, Inc., First Lien, Initial CME Term Loan ,
8.34% , ( 3-month SOFR + 4.5% ), 8/15/29 ................ United States 4,521,053 3,783,556
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
7.106% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 6,464,500 6,488,743
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.102% , ( 3-month SOFR + 4% ), 10/01/27 ................ United States 5,312,372 5,272,529
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.215% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 12,667,688 10,241,826
25,786,654
a a a a a a
g
Machinery 1.2%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.634% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 4,616,357 4,607,701
Crosby US Acquisition Corp., First Lien, Amendment No. 4
Replacement CME Term Loan , 7.663% , ( 1-month SOFR +
3.5% ), 8/16/29 .................................... United States 3,862,892 3,892,887
Madison Safety & Flow LLC, First Lien, 2025 Incremental Term
Loan, B , 6.468% , ( 1-month SOFR + 2.5% ), 9/26/31 ........ United States 2,486,191 2,500,698
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1 ,
7.197% , ( 6-month SOFR + 3% ), 4/30/30 ................ Germany 5,513,384 5,553,604
16,554,890
a a a a a a
g
Media 1.0%
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.631% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 2,323,246 2,296,389
CMG Media Corp., First Lien, CME Term Loan , 7.602% , ( 3-month
SOFR + 3.5% ), 6/18/29 ............................. United States 5,984,856 5,550,954
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.82% , ( 3-month SOFR + 5.25% ), 8/02/29 ........ United States 648,077 649,969
Gray Media, Inc., First Lien, CME Term Loan, D , 7.249% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 1,272,776 1,276,391
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 9.854% , ( 1-month SOFR + 5.775% ), 5/01/29 ...... United States 3,832,950 3,434,477
McGraw-Hill Education, Inc., First Lien, CME Term Loan, B ,
6.815% , ( 1-month SOFR + 2.75% ), 8/06/31 .............. United States 1,007,536 1,007,536
14,215,716
a a a a a a
g
Oil, Gas & Consumable Fuels 0.5%
EPIC Crude Services LP, First Lien, CME Term Loan , 6.34% ,
( 3-month SOFR + 2.5% ), 10/15/31 ..................... United States 3,528,324 3,549,441

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Oil, Gas & Consumable Fuels (continued)
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.465% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 2,774,113 $ 2,792,034
6,341,475
a a a a a a
Paper & Forest Products 0.2%
g
Magnera Corp., First Lien, CME Term Loan , 8.449% , ( 3-month
SOFR + 4.25% ), 11/04/31 ........................... United States 3,259,570 3,090,072
g
Passenger Airlines 1.6%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan , 7.134% , ( 3-month SOFR + 3.25% ), 5/28/32 ..... United States 1,604,839 1,612,863
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.134% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 11,676,660 11,703,225
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 7.252% ,
( 3-month SOFR + 3.25% ), 2/14/31 ..................... Canada 8,780,046 8,821,224
22,137,312
a a a a a a
Personal Care Products 0.1%
g
Knowlton Development Corp., Inc., First Lien, Dollar CME Term
Loan , 7.465% , ( 1-month SOFR + 3.5% ), 8/15/28 .......... Canada 1,367,647 1,376,680
g
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.965% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 1,219,212 1,213,878
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan , 6.241% , ( 1-month SOFR + 2.25% ), 5/19/31 ......... United States 2,842,657 2,580,593
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan , 6.365% , ( 3-month SOFR + 2.5% ), 12/04/31 ..... United States 2,470,043 2,471,253
6,265,724
a a a a a a
g
Professional Services 2.4%
AlixPartners LLP, First Lien, 2025 Dollar CME Term Loan ,
5.965% , ( 1-month SOFR + 2% ), 8/12/32 ................ United States 7,853,403 7,832,670
CHG Healthcare Services, Inc., First Lien, Amendment No. 7
Refinancing CME Term Loan , 6.913% , ( 1-month SOFR +
2.75% ), 9/29/28 ................................... United States 3,696,821 3,711,719
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.579% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,073,846 8,085,957
Ensemble RCM LLC, First Lien, CME Term Loan, B , 6.84% ,
( 3-month SOFR + 3% ), 8/01/29 ....................... United States 854,486 858,870
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan , 6.465% , ( 1-month SOFR + 2.5% ), 6/02/31 ...... United States 2,200,069 2,196,307
Grant Thornton Advisors LLC, First Lien, 2025-2 Incremental CME
Term Loan , 6.965% , ( 1-month SOFR + 3% ), 6/02/31 ....... United States 5,500,000 5,522,110
Ingenovis Health, Inc., First Lien, Initial CME Term Loan , 8.71% ,
( 3-month SOFR + 4.25% ), 3/06/28 ..................... United States 6,025,961 2,003,632
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 7.794% , ( 6-month SOFR + 3.75% ), 7/18/31 ......... United States 3,554,024 3,283,030
33,494,295
a a a a a a
Real Estate Management & Development 0.0%
†
g
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan , 6.715% , ( 1-month SOFR + 2.75% ), 1/31/30 ..... United States 531,257 533,472
Semiconductors & Semiconductor Equipment 0.3%
g
MKS, Inc., First Lien, 2025-1 Dollar CME Term Loan, B , 5.991% ,
( 1-month SOFR + 2% ), 8/17/29 ....................... United States 3,815,873 3,829,172

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Software 11.1%
h
Avalara, Inc., First Lien, First Amendment CME Term Loan ,
6.735% , ( 3-month SOFR + 2.75% ), 3/26/32 .............. United States 3,700,000 $ 3,712,043
Azalea Topco, Inc., First Lien, 2025 Refinancing CME Term Loan ,
6.965% , ( 1-month SOFR + 3% ), 4/30/31 ................ United States 2,992,500 3,000,116
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar CME
Term Loan , 7.199% , ( 3-month SOFR + 3% ), 7/30/31 ....... United States 2,885,500 2,869,889
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.252% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 5,366,790 4,435,491
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B , 7.252% , ( 3-month SOFR + 3.25% ), 3/21/31 ....... United States 4,425,166 4,431,051
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 7.252% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 4,618,887 4,624,314
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.013% ,
( 1-month SOFR + 3.75% ), 10/09/28 .................... United States 6,060,237 5,835,251
Cloudera, Inc., Second Lien, Initial CME Term Loan , 10.263% ,
( 1-month SOFR + 6% ), 10/10/29 ...................... United States 3,000,000 2,680,125
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 7.829% ,
( 1-month SOFR + 3.75% ), 12/09/31 .................... United States 3,151,227 3,155,166
ConnectWise LLC, First Lien, Initial CME Term Loan , 7.763% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 3,126,904 3,135,268
h
Dawn Bidco LLC, First Lien, CME Term Loan , 6.759% , ( 12-month
SOFR + 3% ), 10/07/32 .............................. United States 12,500,000 12,473,187
ECI Macola/Max Holding LLC, First Lien, 2025 Repricing CME
Term Loan , 6.752% , ( 3-month SOFR + 2.75% ), 5/09/30 ..... United States 6,310,671 6,333,705
Epicor Software Corp., First Lien, CME Term Loan, E , 6.465% ,
( 1-month SOFR + 2.5% ), 5/30/31 ...................... United States 7,384,407 7,409,034
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan , 6.663% , ( 1-month SOFR + 2.5% ), 1/30/32 .......... United States 8,503,354 8,422,572
IGT Holding IV AB, First Lien, CME Term Loan, B8 , 6.951% ,
( 3-month SOFR + 3% ), 9/02/31 ....................... Sweden 3,423,908 3,441,027
McAfee Corp., First Lien, CME Term Loan, B1 , 6.965% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 11,742,548 11,179,846
Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B , 7.571% ,
( 3-month SOFR + 3.25% ), 7/03/31 ..................... United States 4,939,591 4,958,115
PointClickCare Technologies, Inc., First Lien, 2025 CME Term
Loan , 6.752% , ( 3-month SOFR + 2.75% ), 11/03/31 ........ Canada 2,321,667 2,330,373
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 8.102% ,
( 3-month SOFR + 4% ), 6/02/28 ....................... United States 3,086,573 2,959,036
Project Alpha Intermediate Holding, Inc., First Lien, Second
Amendment Refinancing CME Term Loan , 7.252% , ( 3-month
SOFR + 3.25% ), 10/28/30 ........................... United States 5,863,835 5,872,191
Project Boost Purchaser LLC, First Lien, Initial CME Term Loan ,
6.668% , ( 1-month SOFR + 2.75% ), 7/16/31 .............. United States 6,868,435 6,862,185
Proofpoint, Inc., First Lien, CME Term Loan,
h
6.785% , ( 12-month SOFR + 3% ), 8/31/28 ................ United States 1,353,536 1,361,833
6.965% , ( 1-month SOFR + 3% ), 8/31/28 ................ United States 5,300,679 5,333,172
Rocket Software, Inc., First Lien, CME Term Loan , 7.715% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 5,105,006 5,091,784
Sophos Holdings LLC, First Lien, Dollar CME Term Loan , 7.579% ,
( 1-month SOFR + 3.5% ), 3/05/27 ...................... United States 4,896,705 4,906,915
Sovos Compliance LLC, First Lien, Amendment No. 3
Replacement CME Term Loan , 7.215% , ( 1-month SOFR +
3.25% ), 8/13/29 ................................... United States 3,684,553 3,689,804
UKG, Inc., First Lien, Initial CME Term Loan , 6.338% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 19,799,013 19,819,109
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
5.965% , ( 1-month SOFR + 2% ), 10/22/29 ................ United States 3,098,382 3,102,906

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Software (continued)
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5 CME
Term Loan , 7.413% , ( 1-month SOFR + 3.25% ), 11/26/31 .... United States 1,788,974 $ 1,776,675
155,202,183
a a a a a a
g
Specialty Retail 3.2%
AIP RD Buyer Corp., First Lien, CME Term Loan , 7.465% ,
( 1-month SOFR + 3.5% ), 12/23/30 ..................... United States 7,834,054 7,857,321
i
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.263% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 16,493,169 11,545,218
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.215% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 5,585,441 5,592,423
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.513% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 2,964,150 2,842,931
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 7.513% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 3,620,028 3,574,959
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.028% ,
( 1-month SOFR + 3.75% ), 1/31/28 ..................... United States 1,778,625 1,567,413
h
RealTruck Group, Inc., First Lien, Second Amendment
Incremental CME Term Loan , 9.079% , ( 1-month SOFR + 5% ),
1/31/28 ......................................... United States 4,509,977 4,013,879
Specialty Building Products Holdings LLC, First Lien, Initial CME
Term Loan , 7.815% , ( 1-month SOFR + 3.75% ), 10/16/28 .... United States 2,651,099 2,549,270
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.215% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 5,474,817 5,494,444
45,037,858
a a a a a a
g
Textiles, Apparel & Luxury Goods 0.7%
ABG Intermediate Holdings 2 LLC, First Lien, CME Term Loan,
B1 , 6.215% , ( 1-month SOFR + 2.25% ), 12/21/28 .......... United States 2,720,829 2,722,788
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
7.308% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 318,450 320,572
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.796% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 4,858,814 4,354,712
Hanesbrands, Inc., First Lien, CME Term Loan, B , 6.715% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 2,262,670 2,273,983
9,672,055
a a a a a a
Water Utilities 0.1%
g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.884% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 1,471,758 1,478,205
Wireless Telecommunication Services 0.4%
g
Crown Subsea Communications Holding, Inc., First Lien, 2025
CME Term Loan , 7.465% , ( 1-month SOFR + 3.5% ), 1/30/31 .. United States 5,155,121 5,193,784
Total Senior Floating Rate Interests (Cost $ 1,236,559,127 ) ......................
1,194,978,904
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account .......... United States 13,585,837 40,689
a,b
Millennium Lender Claim Trust, Escrow Account ............ United States 13,585,837 43,434
Total Escrows and Litigation Trusts (Cost $ – ) .................................
84,123
Total Long Term Investments (Cost $ 1,359,443,878 ) ...........................
1,302,917,859
a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 251 .
Short Term Investments 10.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 9.4%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 131,025,960 $ 131,025,960
Total Money Market Funds (Cost $ 131,025,960 ) ...............................
131,025,960
l
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 11,779,000 11,779,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 11,779,000 ) .........................................................
11,779,000
Total Short Term Investments (Cost $ 142,804,960 ) .............................
142,804,960
a
Total Investments (Cost $ 1,502,248,838 ) 103.1% ..............................
$1,445,722,819
Other Assets, less Liabilities (3.1) % .........................................
(43,820,799)
Net Assets 100.0% .........................................................
$1,401,902,020
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 10 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at October 31, 2025. See Note 1(f).
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $74,283,671, representing 5.3% of net assets.
f
See Note 1(h) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
Income may be received in additional securities and/or cash.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(f) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Long Duration Credit Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31, Year Ended
October 31,
2023
a
2025 2024
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.42 $9.27 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.552 0.569 0.093
Net realized and unrealized gains (losses) .................................... 0.011 1.150 (0.730)
Total from investment operations ............................................. 0.563 1.719 (0.637)
Less distributions from:
Net investment income ................................................... (0.553) (0.569) (0.093)
Net realized gains ...................................................... (0.140) — —
Total distributions ........................................................ (0.693) (0.569) (0.093)
Net asset value, end of year ................................................ $10.29 $10.42 $9.27
Total return
d
............................................................ 5.76% 18.70% (6.39)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.53% 0.45% 0.89%
Expenses net of waiver and payments by affiliates ................................ 0.21% 0.11% 0.59%
Net investment income .................................................... 5.47% 5.44% 5.00%
Supplemental data
Net assets , end of year (000’s) .............................................. $62,950 $87,309 $66,208
Portfolio turnover rate ..................................................... 33.30% 44.62% 6.12%
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Long Duration Credit Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 89.4%
Aerospace & Defense 3.9%
a
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 $ 203,473
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 180,000 163,368
Senior Bond , 3.25% , 2/01/35 ......................... United States 100,000 87,213
Senior Bond , 5.705% , 5/01/40 ........................ United States 40,000 40,808
Senior Bond , 3.75% , 2/01/50 ......................... United States 260,000 192,880
Senior Bond , 6.858% , 5/01/54 ........................ United States 100,000 113,942
Senior Bond , 5.93% , 5/01/60 ......................... United States 270,000 268,615
Senior Bond , 7.008% , 5/01/64 ........................ United States 120,000 137,490
General Dynamics Corp. ,
Senior Bond , 2.85% , 6/01/41 ......................... United States 85,000 64,735
Senior Bond , 3.6% , 11/15/42 ......................... United States 110,000 90,696
Howmet Aerospace, Inc. , Senior Bond , 5.95% , 2/01/37 .......
United States 230,000 250,533
Lockheed Martin Corp. ,
Senior Bond , 4.07% , 12/15/42 ........................ United States 125,000 108,855
Senior Bond , 2.8% , 6/15/50 .......................... United States 50,000 32,398
Northrop Grumman Corp. ,
Senior Bond , 4.03% , 10/15/47 ........................ United States 280,000 230,049
Senior Bond , 4.95% , 3/15/53 ......................... United States 130,000 119,972
RTX Corp. ,
Senior Bond , 4.05% , 5/04/47 ......................... United States 175,000 144,251
Senior Bond , 2.82% , 9/01/51 ......................... United States 150,000 96,750
Senior Bond , 3.03% , 3/15/52 ......................... United States 150,000 99,471
2,445,499
Automobiles 0.2%
a
Hyundai Capital America , Senior Note , 144A, 5.4% , 3/29/32 ... United States 125,000 129,400
Banks 6.2%
Bank of America Corp. ,
Senior Bond , 2.676% to 6/18/40, FRN thereafter , 6/19/41 ... United States 800,000 594,076
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 150,000 153,428
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 500,000 520,578
Barclays plc , Senior Bond , 5.335% to 9/09/34, FRN thereafter ,
9/10/35 ......................................... United Kingdom 400,000 405,986
Citigroup, Inc. , Senior Bond , 2.904% to 11/02/41, FRN thereafter ,
11/03/42 ........................................ United States 150,000 110,852
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 135,000 136,471
HSBC Holdings plc , Senior Bond , 6.332% to 3/08/43, FRN
thereafter , 3/09/44 ................................. United Kingdom 200,000 220,943
ING Groep NV , Senior Bond , 5.525% to 3/24/35, FRN thereafter ,
3/25/36 ......................................... Netherlands 200,000 208,264
JPMorgan Chase & Co. ,
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 100,000 104,977
Senior Bond , 5.572% to 4/21/35, FRN thereafter , 4/22/36 ... United States 150,000 158,177
Senior Bond , 3.109% to 4/21/40, FRN thereafter , 4/22/41 ... United States 300,000 237,318
Senior Bond , 2.525% to 11/18/40, FRN thereafter , 11/19/41 .. United States 320,000 231,638
Senior Bond , 5.534% to 11/28/44, FRN thereafter , 11/29/45 .. United States 160,000 164,938
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 140,000 145,251
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ... United States 50,000 52,831
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 85,000 87,350
US Bancorp , Senior Bond , 5.678% to 1/22/34, FRN thereafter ,
1/23/35 ......................................... United States 50,000 52,725

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co. ,
Senior Bond , 3.068% to 4/29/40, FRN thereafter , 4/30/41 ... United States 100,000 $ 78,015
Senior Bond , 3.9% , 5/01/45 .......................... United States 300,000 246,298
3,910,116
Beverages 1.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.9% , 2/01/46 ...................... Belgium 721,000 678,860
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4.439% ,
10/06/48 ........................................ Belgium 150,000 131,691
Coca-Cola Co. (The) , Senior Bond , 5.4% , 5/13/64 ...........
United States 250,000 248,895
PepsiCo, Inc. , Senior Bond , 4.2% , 7/18/52 ................
United States 55,000 46,309
1,105,755
Biotechnology 2.7%
AbbVie, Inc. ,
Senior Bond , 4.45% , 5/14/46 ......................... United States 490,000 434,495
Senior Bond , 4.875% , 11/14/48 ....................... United States 160,000 148,628
Senior Bond , 4.25% , 11/21/49 ........................ United States 140,000 117,928
Senior Bond , 5.4% , 3/15/54 .......................... United States 95,000 94,569
Amgen, Inc. ,
Senior Bond , 3.15% , 2/21/40 ......................... United States 180,000 142,264
Senior Bond , 5.6% , 3/02/43 .......................... United States 175,000 177,748
Senior Bond , 5.65% , 3/02/53 ......................... United States 180,000 179,762
Senior Bond , 5.75% , 3/02/63 ......................... United States 60,000 59,974
a
CSL Finance plc ,
Senior Bond , 144A, 4.75% , 4/27/52 .................... United States 130,000 114,848
Senior Bond , 144A, 5.417% , 4/03/54 ................... United States 75,000 73,033
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 .
United States 300,000 188,351
1,731,600
Broadline Retail 0.8%
Amazon.com, Inc. , Senior Bond , 2.875% , 5/12/41 ...........
United States 680,000 520,864
Building Products 1.1%
Carlisle Cos., Inc. ,
Senior Bond , 5.25% , 9/15/35 ......................... United States 40,000 40,716
Senior Bond , 5.55% , 9/15/40 ......................... United States 180,000 183,015
Carrier Global Corp. , Senior Bond , 3.577% , 4/05/50 .........
United States 72,000 54,364
CRH America Finance, Inc. , Senior Bond , 5.6% , 2/09/56 ......
United States 145,000 144,984
Owens Corning ,
Senior Bond , 4.3% , 7/15/47 .......................... United States 85,000 70,955
Senior Bond , 5.95% , 6/15/54 ......................... United States 175,000 179,752
673,786
Capital Markets 3.7%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .......
United States 160,000 157,336
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 4.939% to 10/20/35, FRN thereafter , 10/21/36 . United States 130,000 129,415
Senior Bond , 2.908% to 7/20/41, FRN thereafter , 7/21/42 ... United States 200,000 148,712
Senior Bond , 3.436% to 2/23/42, FRN thereafter , 2/24/43 ... United States 250,000 197,274
Senior Bond , 5.734% to 1/27/55, FRN thereafter , 1/28/56 ... United States 120,000 124,321
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 150,000 156,591

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Jefferies Financial Group, Inc. , Senior Note , 6.2% , 4/14/34 ....
United States 200,000 $ 209,962
LPL Holdings, Inc. , Senior Bond , 5.75% , 6/15/35 ............
United States 100,000 102,852
Moody's Corp. , Senior Bond , 2.75% , 8/19/41 ...............
United States 85,000 61,729
Morgan Stanley ,
Senior Bond , 5.587% to 1/17/35, FRN thereafter , 1/18/36 ... United States 80,000 83,813
b
Senior Bond , FRN , 3.971% , 7/22/38 ................... United States 550,000 495,613
Senior Bond , 5.516% to 11/18/54, FRN thereafter , 11/19/55 .. United States 120,000 121,439
I , Senior Bond , 4.892% to 10/21/35, FRN thereafter , 10/22/36 United States 200,000 198,978
Nasdaq, Inc. ,
Senior Bond , 3.95% , 3/07/52 ......................... United States 103,000 80,738
Senior Bond , 6.1% , 6/28/63 .......................... United States 80,000 84,858
2,353,631
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.3% , 2/26/54 ............
United States 250,000 244,358
Motorola Solutions, Inc. , Senior Bond , 5.5% , 9/01/44 .........
United States 145,000 144,062
388,420
Construction Materials 0.3%
Martin Marietta Materials, Inc. , Senior Bond , 5.5% , 12/01/54 ...
United States 60,000 60,147
Vulcan Materials Co. , Senior Bond , 5.7% , 12/01/54 ..........
United States 135,000 138,341
198,488
Consumer Finance 1.0%
American Express Co. , Senior Bond , 5.667% to 4/24/35, FRN
thereafter , 4/25/36 ................................. United States 120,000 126,794
Capital One Financial Corp. , Sub. Bond , 6.183% to 1/29/35, FRN
thereafter , 1/30/36 ................................. United States 290,000 302,333
General Motors Financial Co., Inc. , Senior Bond , 6.15% , 7/15/35
United States 200,000 211,015
640,142
Consumer Staples Distribution & Retail 1.0%
Kroger Co. (The) , Senior Bond , 5.65% , 9/15/64 .............
United States 320,000 312,153
Sysco Corp. , Senior Bond , 3.3% , 2/15/50 .................
United States 80,000 56,336
Walmart, Inc. ,
Senior Bond , 2.65% , 9/22/51 ......................... United States 220,000 141,011
Senior Bond , 4.5% , 4/15/53 .......................... United States 110,000 98,634
608,134
Containers & Packaging 0.4%
Smurfit Kappa Treasury ULC , Senior Bond , 5.777% , 4/03/54 ...
Ireland 220,000 224,554
Diversified Consumer Services 1.7%
Leland Stanford Junior University (The) , 3.647% , 5/01/48 .....
United States 400,000 319,838
Massachusetts Institute of Technology , G , 2.294% , 7/01/51 ....
United States 330,000 195,011
President and Fellows of Harvard College , 3.745% , 11/15/52 ...
United States 270,000 213,250
University of Miami , 2022 , Senior Bond , 4.063% , 4/01/52 .....
United States 240,000 197,331
University of Southern California , 3.028% , 10/01/39 ..........
United States 150,000 125,863
1,051,293

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.4%
Simon Property Group LP ,
Senior Bond , 4.75% , 3/15/42 ......................... United States 60,000 $ 55,706
Senior Bond , 4.25% , 11/30/46 ........................ United States 110,000 93,140
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............
United States 125,000 129,322
278,168
Diversified Telecommunication Services 3.1%
AT&T, Inc. ,
Senior Bond , 3.5% , 6/01/41 .......................... United States 150,000 118,767
Senior Bond , 4.35% , 6/15/45 ......................... United States 260,000 219,168
Senior Bond , 4.75% , 5/15/46 ......................... United States 550,000 488,117
Senior Bond , 3.5% , 9/15/53 .......................... United States 580,000 397,212
Verizon Communications, Inc. ,
Senior Bond , 2.65% , 11/20/40 ........................ United States 600,000 429,848
Senior Bond , 3.85% , 11/01/42 ........................ United States 80,000 65,104
Senior Bond , 4.125% , 8/15/46 ........................ United States 290,000 236,195
1,954,411
Electric Utilities 10.4%
Alabama Power Co. , Senior Bond , 4.15% , 8/15/44 ..........
United States 320,000 275,078
Appalachian Power Co. , Senior Bond , 7% , 4/01/38 ..........
United States 50,000 57,066
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 185,000 162,163
Commonwealth Edison Co. ,
Senior Bond , 3.85% , 3/15/52 ......................... United States 215,000 166,961
130 , Senior Bond , 3.125% , 3/15/51 .................... United States 60,000 40,954
DTE Electric Co. ,
Senior Bond , 5.85% , 5/15/55 ......................... United States 70,000 73,841
B , Senior Bond , 3.65% , 3/01/52 ....................... United States 270,000 204,045
Duke Energy Carolinas LLC , Senior Bond , 3.95% , 3/15/48 ....
United States 430,000 347,506
Duke Energy Corp. , Senior Bond , 3.5% , 6/15/51 ............
United States 340,000 240,949
Duke Energy Florida LLC , Senior Bond , 3.4% , 10/01/46 ......
United States 270,000 201,215
Duke Energy Progress LLC ,
Senior Bond , 4.15% , 12/01/44 ........................ United States 195,000 166,805
Senior Bond , 3.6% , 9/15/47 .......................... United States 70,000 53,721
Entergy Louisiana LLC , Senior Bond , 3.1% , 6/15/41 .........
United States 150,000 114,794
Florida Power & Light Co. ,
Senior Bond , 4.05% , 6/01/42 ......................... United States 580,000 504,064
Senior Bond , 3.95% , 3/01/48 ......................... United States 70,000 57,111
Georgia Power Co. , B , Senior Bond , 3.7% , 1/30/50 ..........
United States 90,000 69,324
Kentucky Utilities Co. , Senior Bond , 5.85% , 8/15/55 .........
United States 90,000 92,943
MidAmerican Energy Co. ,
Senior Bond , 3.95% , 8/01/47 ......................... United States 145,000 117,974
Senior Bond , 3.15% , 4/15/50 ......................... United States 755,000 524,063
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.9% ,
3/15/55 ......................................... United States 170,000 176,016
Northern States Power Co. ,
Senior Bond , 3.6% , 5/15/46 .......................... United States 30,000 23,560
Senior Bond , 2.6% , 6/01/51 .......................... United States 255,000 161,015
Pacific Gas and Electric Co. ,
Senior Bond , 3.3% , 8/01/40 .......................... United States 170,000 129,238
Senior Bond , 4.75% , 2/15/44 ......................... United States 180,000 153,858
Senior Bond , 4% , 12/01/46 .......................... United States 75,000 57,017

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
PacifiCorp , Senior Bond , 5.8% , 1/15/55 ...................
United States 160,000 $ 156,512
PECO Energy Co. , Senior Bond , 4.8% , 10/15/43 ............
United States 175,000 162,421
PG&E Wildfire Recovery Funding LLC , A-5 , Senior Secured
Bond , 5.099% , 6/01/52 .............................. United States 280,000 268,024
PPL Electric Utilities Corp. , Senior Bond , 3.95% , 6/01/47 ......
United States 275,000 226,532
Public Service Co. of Colorado , Senior Bond , 3.8% , 6/15/47 ...
United States 200,000 156,668
Public Service Electric and Gas Co. ,
Senior Bond , 5.45% , 8/01/53 ......................... United States 100,000 100,648
Senior Secured Bond , 3% , 3/01/51 .................... United States 300,000 203,278
a
RWE Finance US LLC , Senior Bond , 144A, 5.875% , 9/18/55 ... Germany 150,000 147,884
Southern California Edison Co. , Senior Bond , 4% , 4/01/47 .....
United States 80,000 61,105
Virginia Electric and Power Co. ,
Senior Bond , 4.45% , 2/15/44 ......................... United States 450,000 396,559
D , Senior Bond , 5.6% , 9/15/55 ....................... United States 265,000 265,630
a
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 5.7% ,
12/30/34 ........................................ United States 200,000 205,608
6,522,150
Electronic Equipment, Instruments & Components 0.7%
c
Amphenol Corp. , Senior Bond , 5.3% , 11/15/55 ............. United States 140,000 136,341
Corning, Inc. ,
Senior Bond , 4.75% , 3/15/42 ......................... United States 130,000 121,514
Senior Bond , 3.9% , 11/15/49 ......................... United States 100,000 79,396
Senior Bond , 4.375% , 11/15/57 ....................... United States 100,000 82,891
420,142
Entertainment 0.5%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................
United States 200,000 198,495
Walt Disney Co. (The) , Senior Bond , 3.8% , 5/13/60 ..........
United States 140,000 105,481
303,976
Financial Services 1.7%
Fiserv, Inc. , Senior Bond , 4.4% , 7/01/49 ..................
United States 10,000 8,022
Global Payments, Inc. , Senior Bond , 5.95% , 8/15/52 .........
United States 200,000 193,961
Mastercard, Inc. , Senior Bond , 3.65% , 6/01/49 .............
United States 200,000 156,001
Shell International Finance BV , Senior Bond , 3% , 11/26/51 ....
United States 220,000 147,177
a
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.875% , 3/11/41 ................................... Germany 465,000 355,268
Visa, Inc. , Senior Bond , 4.3% , 12/14/45 ...................
United States 235,000 208,227
1,068,656
Food Products 1.6%
a
Cargill, Inc. ,
Senior Bond , 144A, 4.375% , 4/22/52 ................... United States 40,000 34,378
Senior Bond , 144A, 5.375% , 10/23/55 .................. United States 115,000 112,230
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Bond , 4.375% , 2/02/52 ........................ United States 325,000 256,284
Senior Bond , 6.5% , 12/01/52 ......................... United States 50,000 51,990
a
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 6.375% , 2/25/55 .......... United States 30,000 31,017
Kellanova , Senior Bond , 4.5% , 4/01/46 ...................
United States 50,000 44,206

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kraft Heinz Foods Co. ,
Senior Bond , 4.625% , 10/01/39 ....................... United States 175,000 $ 159,407
Senior Bond , 5.5% , 6/01/50 .......................... United States 115,000 109,200
a
Mars, Inc. ,
Senior Bond , 144A, 2.375% , 7/16/40 ................... United States 150,000 108,606
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 110,000 112,005
1,019,323
Gas Utilities 0.4%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 ...
United States 230,000 253,043
Ground Transportation 2.5%
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75% , 5/01/40 ......................... United States 700,000 745,132
Senior Bond , 4.15% , 4/01/45 ......................... United States 140,000 119,284
CSX Corp. , Senior Bond , 4.5% , 11/15/52 ..................
United States 140,000 121,178
Norfolk Southern Corp. ,
Senior Bond , 3.942% , 11/01/47 ....................... United States 50,000 40,496
Senior Bond , 4.15% , 2/28/48 ......................... United States 120,000 100,054
Union Pacific Corp. ,
Senior Bond , 3.55% , 8/15/39 ......................... United States 100,000 85,745
Senior Bond , 4.05% , 3/01/46 ......................... United States 400,000 331,129
1,543,018
Health Care Equipment & Supplies 0.4%
Baxter International, Inc. , Senior Bond , 3.132% , 12/01/51 .....
United States 200,000 129,281
Medtronic, Inc. , Senior Bond , 4.625% , 3/15/45 .............
United States 100,000 92,046
221,327
Health Care Providers & Services 6.1%
Ascension Health ,
Senior Bond , 3.945% , 11/15/46 ....................... United States 150,000 124,046
B , Senior Bond , 3.106% , 11/15/39 ..................... United States 170,000 135,824
Cigna Group (The) ,
Senior Bond , 3.2% , 3/15/40 .......................... United States 50,000 39,098
Senior Bond , 4.9% , 12/15/48 ......................... United States 125,000 112,803
Senior Bond , 3.4% , 3/15/50 .......................... United States 125,000 87,685
CommonSpirit Health , Senior Secured Bond , 4.187% , 10/01/49 .
United States 280,000 226,622
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 380,000 357,237
Senior Bond , 5.125% , 7/20/45 ........................ United States 500,000 454,664
Elevance Health, Inc. , Senior Bond , 4.65% , 1/15/43 .........
United States 230,000 207,423
HCA, Inc. , Senior Bond , 4.625% , 3/15/52 .................
United States 520,000 431,927
a
Health Care Service Corp. A Mutual Legal Reserve Co. , Senior
Bond , 144A, 5.875% , 6/15/54 ......................... United States 80,000 79,094
Kaiser Foundation Hospitals , 2021 , 3.002% , 6/01/51 .........
United States 230,000 154,615
Mayo Clinic , 2021 , 3.196% , 11/15/61 .....................
United States 240,000 158,291
Sutter Health , 5.547% , 8/15/53 .........................
United States 100,000 101,927
UnitedHealth Group, Inc. ,
Senior Bond , 3.95% , 10/15/42 ........................ United States 170,000 142,991
Senior Bond , 4.45% , 12/15/48 ........................ United States 100,000 85,431
Senior Bond , 5.95% , 6/15/55 ......................... United States 80,000 83,297
Senior Bond , 6.05% , 2/15/63 ......................... United States 245,000 256,935

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., (continued)
Senior Bond , 5.2% , 4/15/63 .......................... United States 110,000 $ 100,795
Senior Bond , 5.75% , 7/15/64 ......................... United States 310,000 309,834
UPMC , Secured Bond , 5.377% , 5/15/43 ..................
United States 200,000 198,284
3,848,823
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc. , Senior Bond , 3.55% ,
3/15/52 ......................................... United States 400,000 274,445
Hotels, Restaurants & Leisure 0.5%
Marriott International, Inc. , Senior Bond , 5.5% , 4/15/37 .......
United States 125,000 128,426
McDonald's Corp. , Senior Bond , 4.45% , 3/01/47 ............
United States 140,000 121,251
Royal Caribbean Cruises Ltd. , Senior Bond , 5.375% , 1/15/36 ..
United States 90,000 90,657
340,334
Household Durables 0.2%
DR Horton, Inc. , Senior Bond , 5.5% , 10/15/35 ..............
United States 150,000 155,843
Independent Power and Renewable Electricity Producers 0.4%
Constellation Energy Generation LLC , Senior Bond , 6.5% ,
10/01/53 ........................................ United States 230,000 254,768
Industrial Conglomerates 0.3%
Honeywell International, Inc. , Senior Bond , 5.25% , 3/01/54 ....
United States 170,000 162,999
Insurance 4.0%
American International Group, Inc. , Senior Bond , 4.5% , 7/16/44 .
United States 170,000 151,785
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 75,000 56,469
Arch Capital Group US, Inc. , Senior Bond , 5.144% , 11/01/43 ...
United States 245,000 237,502
Arthur J Gallagher & Co. ,
Senior Bond , 3.5% , 5/20/51 .......................... United States 100,000 71,194
Senior Bond , 3.05% , 3/09/52 ......................... United States 300,000 195,713
Athene Holding Ltd. ,
Senior Bond , 3.45% , 5/15/52 ......................... United States 120,000 78,527
Senior Bond , 6.625% , 5/19/55 ........................ United States 180,000 188,684
Berkshire Hathaway Finance Corp. ,
Senior Bond , 2.85% , 10/15/50 ........................ United States 80,000 52,898
Senior Bond , 3.85% , 3/15/52 ......................... United States 300,000 236,605
Brown & Brown, Inc. ,
Senior Bond , 4.95% , 3/17/52 ......................... United States 150,000 132,816
Senior Bond , 6.25% , 6/23/55 ......................... United States 130,000 136,896
Chubb INA Holdings LLC , Senior Bond , 3.05% , 12/15/61 ......
United States 115,000 72,986
a
Great-West Lifeco Finance Delaware LP , Senior Bond , 144A,
4.15% , 6/03/47 ................................... Canada 160,000 133,203
Marsh & McLennan Cos., Inc. ,
Senior Bond , 4.9% , 3/15/49 .......................... United States 85,000 78,432
Senior Bond , 5.45% , 3/15/53 ......................... United States 60,000 59,725
Senior Bond , 5.4% , 3/15/55 .......................... United States 125,000 123,277
a
Northwestern Mutual Life Insurance Co. (The) , Sub. Bond , 144A,
3.45% , 3/30/51 ................................... United States 220,000 157,190
Progressive Corp. (The) , Senior Bond , 4.125% , 4/15/47 ......
United States 250,000 212,357

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Travelers Cos., Inc. (The) , Senior Bond , 4% , 5/30/47 .........
United States 155,000 $ 128,445
2,504,704
Interactive Media & Services 0.6%
Meta Platforms, Inc. ,
Senior Bond , 5.75% , 5/15/63 ......................... United States 110,000 109,752
Senior Bond , 5.75% , 11/15/65 ........................ United States 280,000 277,912
387,664
IT Services 0.1%
IBM International Capital Pte. Ltd. , Senior Bond , 5.3% , 2/05/54 .
United States 100,000 95,037
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404% , 8/10/43 ...
United States 170,000 172,405
Machinery 0.1%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 6/15/54 ............
United States 50,000 50,979
Media 3.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 530,000 491,663
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 150,000 108,260
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 420,000 297,478
Senior Secured Bond , 5.375% , 5/01/47 ................. United States 200,000 169,795
Comcast Corp. ,
Senior Bond , 3.4% , 7/15/46 .......................... United States 280,000 199,985
Senior Bond , 3.969% , 11/01/47 ....................... United States 420,000 323,007
Senior Bond , 2.887% , 11/01/51 ....................... United States 500,000 303,288
Fox Corp. , Senior Bond , 5.476% , 1/25/39 .................
United States 180,000 181,092
Paramount Global ,
Senior Bond , 6.875% , 4/30/36 ........................ United States 100,000 105,211
Senior Bond , 4.375% , 3/15/43 ........................ United States 55,000 41,677
Senior Bond , 4.9% , 8/15/44 .......................... United States 165,000 131,082
2,352,538
Metals & Mining 1.2%
a
Anglo American Capital plc , Senior Bond , 144A, 4.75% , 3/16/52 South Africa 200,000 174,171
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .......
United States 200,000 194,189
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Bond , 4.2% ,
5/13/50 ......................................... United States 200,000 168,868
Rio Tinto Finance USA plc , Senior Bond , 5.75% , 3/14/55 ......
Australia 200,000 207,030
744,258
Multi-Utilities 1.4%
Consolidated Edison Co. of New York, Inc. , Senior Bond , 4.45% ,
3/15/44 ......................................... United States 300,000 265,635
Consumers Energy Co. ,
Senior Bond , 4.05% , 5/15/48 ......................... United States 120,000 99,925
Senior Bond , 4.35% , 4/15/49 ......................... United States 220,000 189,209
Dominion Energy, Inc. , B , Senior Bond , 4.85% , 8/15/52 .......
United States 110,000 96,751
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 230,000 234,970
886,490

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 7.0%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 250,000 $ 231,765
a
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 130,000 130,991
BP Capital Markets America, Inc. , Senior Bond , 3.06% , 6/17/41 .
United States 225,000 172,880
ConocoPhillips Co. , Senior Bond , 3.8% , 3/15/52 ............
United States 220,000 166,274
Diamondback Energy, Inc. , Senior Bond , 4.4% , 3/24/51 .......
United States 170,000 138,566
a
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 135,000 139,759
Eastern Energy Gas Holdings LLC , Senior Bond , 5.65% , 10/15/54
United States 200,000 196,982
Energy Transfer LP ,
Senior Bond , 5.15% , 3/15/45 ......................... United States 400,000 356,149
Senior Bond , 6.125% , 12/15/45 ....................... United States 80,000 79,911
Senior Bond , 6% , 6/15/48 ........................... United States 320,000 313,419
Enterprise Products Operating LLC , Senior Bond , 4.9% , 5/15/46
United States 170,000 156,596
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 ...........
United States 350,000 257,539
Hess Corp. ,
Senior Bond , 5.6% , 2/15/41 .......................... United States 115,000 120,738
Senior Bond , 5.8% , 4/01/47 .......................... United States 20,000 20,998
a
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 250,000 243,702
Kinder Morgan, Inc. , Senior Bond , 5.55% , 6/01/45 ...........
United States 160,000 155,741
MPLX LP ,
Senior Bond , 5.4% , 9/15/35 .......................... United States 150,000 150,703
Senior Bond , 4.95% , 3/14/52 ......................... United States 150,000 128,071
ONEOK, Inc. , Senior Bond , 5.7% , 11/01/54 ................
United States 165,000 154,556
Targa Resources Corp. ,
Senior Bond , 4.95% , 4/15/52 ......................... United States 150,000 128,418
Senior Bond , 6.125% , 5/15/55 ........................ United States 60,000 60,372
TotalEnergies Capital SA ,
Senior Bond , 5.638% , 4/05/64 ........................ France 175,000 174,188
Senior Bond , 5.425% , 9/10/64 ........................ France 150,000 143,919
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 301,000 307,143
Williams Cos., Inc. (The) , Senior Bond , 5.1% , 9/15/45 ........
United States 300,000 278,348
4,407,728
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Bond , 4% , 3/24/52 ..........
United States 250,000 201,319
Kenvue, Inc. , Senior Bond , 5.05% , 3/22/53 ................
United States 180,000 165,040
366,359
Pharmaceuticals 3.7%
a
Bayer US Finance II LLC , Senior Bond , 144A, 4.4% , 7/15/44 ... Germany 200,000 162,650
Bristol-Myers Squibb Co. ,
Senior Bond , 4.35% , 11/15/47 ........................ United States 100,000 85,565
Senior Bond , 4.55% , 2/20/48 ......................... United States 100,000 87,751
Senior Bond , 2.55% , 11/13/50 ........................ United States 150,000 91,019
Senior Bond , 3.7% , 3/15/52 .......................... United States 120,000 90,101
Senior Bond , 5.55% , 2/22/54 ......................... United States 20,000 19,915
Eli Lilly & Co. ,
Senior Bond , 5% , 2/09/54 ........................... United States 105,000 99,736
Senior Bond , 4.95% , 2/27/63 ......................... United States 55,000 50,991
Senior Bond , 5.2% , 8/14/64 .......................... United States 110,000 105,324
Senior Bond , 5.65% , 10/15/65 ........................ United States 150,000 154,628
Merck & Co., Inc. , Senior Bond , 2.75% , 12/10/51 ............
United States 200,000 127,315

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Novartis Capital Corp. ,
Senior Bond , 3.7% , 9/21/42 .......................... United States 140,000 $ 116,598
Senior Bond , 2.75% , 8/14/50 ......................... United States 140,000 92,400
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 5.3% ,
5/19/53 ......................................... United States 475,000 459,792
a
Roche Holdings, Inc. , Senior Bond , 144A, 2.607% , 12/13/51 ... United States 495,000 308,912
Royalty Pharma plc , Senior Bond , 3.35% , 9/02/51 ...........
United States 370,000 250,794
2,303,491
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc. , Senior Bond , 2.95% , 10/01/51 .........
United States 270,000 178,770
a
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.2% ,
1/25/37 ......................................... United States 400,000 425,887
Intel Corp. ,
Senior Bond , 3.734% , 12/08/47 ....................... United States 250,000 183,904
Senior Bond , 4.9% , 8/05/52 .......................... United States 200,000 171,895
Senior Bond , 5.6% , 2/21/54 .......................... United States 90,000 86,136
1,046,592
Software 3.3%
Intuit, Inc. , Senior Bond , 5.5% , 9/15/53 ...................
United States 160,000 160,833
Microsoft Corp. ,
Senior Bond , 2.525% , 6/01/50 ........................ United States 75,000 47,123
Senior Bond , 2.921% , 3/17/52 ........................ United States 650,000 438,770
Oracle Corp. ,
Senior Bond , 3.8% , 11/15/37 ......................... United States 125,000 105,796
Senior Bond , 3.6% , 4/01/40 .......................... United States 600,000 470,126
Senior Bond , 4% , 7/15/46 ........................... United States 370,000 277,486
Senior Bond , 4.375% , 5/15/55 ........................ United States 160,000 120,698
Senior Bond , 5.5% , 9/27/64 .......................... United States 75,000 65,474
Salesforce, Inc. , Senior Bond , 2.9% , 7/15/51 ...............
United States 275,000 179,588
Synopsys, Inc. , Senior Bond , 5.7% , 4/01/55 ...............
United States 200,000 202,208
2,068,102
Specialty Retail 1.7%
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ......
United States 210,000 156,820
Home Depot, Inc. (The) ,
Senior Bond , 4.4% , 3/15/45 .......................... United States 65,000 57,568
Senior Bond , 4.25% , 4/01/46 ......................... United States 130,000 111,973
Senior Bond , 3.9% , 6/15/47 .......................... United States 70,000 56,493
Senior Bond , 3.125% , 12/15/49 ....................... United States 140,000 97,010
Senior Bond , 3.35% , 4/15/50 ......................... United States 30,000 21,664
Senior Bond , 3.625% , 4/15/52 ........................ United States 180,000 134,755
Senior Bond , 5.3% , 6/25/54 .......................... United States 60,000 58,653
Lowe's Cos., Inc. ,
Senior Bond , 3.7% , 4/15/46 .......................... United States 125,000 96,010
Senior Bond , 4.05% , 5/03/47 ......................... United States 320,000 257,067
Senior Bond , 3% , 10/15/50 .......................... United States 80,000 51,941
1,099,954
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc. , Senior Bond , 3.85% , 5/04/43 ..................
United States 850,000 724,890

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp. , Senior Bond , 3.375% ,
12/15/41 ........................................ United States 200,000 $ 154,327
879,217
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 115,000 117,171
Tobacco 1.3%
Altria Group, Inc. , Senior Bond , 3.4% , 2/04/41 ..............
United States 90,000 69,419
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 230,000 211,424
Senior Bond , 3.734% , 9/25/40 ........................ United Kingdom 320,000 260,244
Philip Morris International, Inc. , Senior Bond , 3.875% , 8/21/42 ..
United States 310,000 257,661
798,748
Water Utilities 0.3%
American Water Capital Corp. , Senior Bond , 3.45% , 5/01/50 ...
United States 300,000 218,297
Wireless Telecommunication Services 1.8%
Rogers Communications, Inc. , Senior Bond , 4.55% , 3/15/52 ...
Canada 300,000 246,238
T-Mobile USA, Inc. ,
Senior Bond , 3% , 2/15/41 ........................... United States 100,000 74,899
Senior Bond , 3.4% , 10/15/52 ......................... United States 750,000 511,542
Vodafone Group plc ,
Senior Bond , 5.75% , 6/28/54 ......................... United Kingdom 190,000 186,622
Senior Bond , 5.875% , 6/28/64 ........................ United Kingdom 140,000 138,758
1,158,059
Total Corporate Bonds (Cost $ 53,706,904 ) ....................................
56,260,901
Foreign Government and Agency Securities 4.6%
a
Bermuda Government Bond , Senior Bond , 144A, 3.375% ,
8/20/50 ......................................... United States 200,000 142,984
Chile Government Bond , Senior Bond , 3.86% , 6/21/47 .......
Chile 400,000 325,120
a
Electricite de France SA , Senior Bond , 144A, 6% , 4/22/64 ..... France 200,000 197,170
Mexico Government Bond ,
Senior Bond , 4.75% , 3/08/44 ......................... Mexico 250,000 211,187
Senior Bond , 6.338% , 5/04/53 ........................ Mexico 330,000 328,515
Senior Bond , 7.375% , 5/13/55 ........................ Mexico 350,000 393,695
Peru Government Bond ,
Senior Bond , 5.875% , 8/08/54 ........................ Peru 230,000 233,565
Senior Bond , 6.2% , 6/30/55 .......................... Peru 220,000 231,550
Philippines Government Bond , Senior Bond , 4.2% , 3/29/47 ....
Philippines 410,000 352,479
a
Saudi Arabia Government Bond , Senior Bond , 144A, 5% , 1/18/53 Saudi Arabia 200,000 184,208
Uruguay Government Bond , Senior Bond , 5.1% , 6/18/50 ......
Uruguay 300,000 290,475
Total Foreign Government and Agency Securities (Cost $ 2,711,882 ) .............
2,890,948
U.S. Government and Agency Securities 1.8%
U.S. Treasury Bonds ,
d
Strip, 4 .82% , 11/15/44 .............................. United States 770,000 314,149
4.625%, 11/15/44 ................................. United States 235,000 234,789
5%, 5/15/45 ..................................... United States 220,000 230,312
4.5%, 11/15/54 ................................... United States 115,000 111,876

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
4.75%, 5/15/55 ................................... United States 225,000 $ 228,023
Total U.S. Government and Agency Securities (Cost $ 1,084,577 ) ................
1,119,149
Municipal Bonds 2.2%
California 0.2%
Los Angeles Community College District , GO , 2010 E , 6.6% ,
8/01/42 ......................................... United States 125,000 137,468
New York 0.9%
e
City of New York , GO , 2026 E-1 , 5.559% , 10/01/45 .......... United States 200,000 201,024
United Nations Development Corp. , City of New York , Revenue ,
2025 A , Refunding , 6.536% , 8/01/55 ................... United States 330,000 354,410
555,434
Texas 1.1%
e
City of San Antonio , Electric & Gas Systems , Revenue , 2025 A ,
Refunding , 5.469% , 2/01/45 .......................... United States 130,000 130,312
Dallas Fort Worth International Airport , Revenue , 2022 A , 4.507% ,
11/01/51 ........................................ United States 245,000 218,235
State of Texas , GO , 2009 A , 5.517% , 4/01/39 ..............
United States 355,000 370,081
718,628
Total Municipal Bonds (Cost $ 1,375,896 ) .....................................
1,411,530
Total Long Term Investments (Cost $ 58,879,259 ) ..............................
61,682,528
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.9%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 562,275 562,275
Total Money Market Funds (Cost $ 562,275 ) ...................................
562,275
Total Short Term Investments (Cost $ 562,275 ) ................................
562,275
a
Total Investments (Cost $ 59,441,534 ) 98.9% ..................................
$62,244,803
Other Assets, less Liabilities 1.1% ...........................................
704,793
Net Assets 100.0% .........................................................
$62,949,596
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 251 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $4,496,027, representing 7.1% of net assets.
b
The coupon rate shown represents the rate at period end.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
d
The rate shown represents the yield at period end.
e
Security purchased on a when-issued basis. See Note 1(c).
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.95 $8.76 $8.70 $9.55 $9.54
Income from investment operations
a
:
Net investment income
b
......................... 0.375 0.383 0.317 0.162 0.105
Net realized and unrealized gains (losses) ........... 0.071 0.198 0.069 (0.735) 0.170
Total from investment operations .................... 0.446 0.581 0.386 (0.573) 0.275
Less distributions from:
Net investment income .......................... (0.386) (0.391) (0.326) (0.277) (0.265)
Net asset value, end of year ....................... $9.01 $8.95 $8.76 $8.70 $9.55
Total return
c
................................... 5.08% 6.76% 4.48% (6.09)% 2.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.97% 0.96% 0.93% 0.94%
Expenses net of waiver and payments by affiliates ....... 0.66% 0.66% 0.66%
d
0.67%
d
0.67%
d
Net investment income ........................... 4.18% 4.30% 3.61% 1.77% 1.09%
Supplemental data
Net assets , end of year (000’s) ..................... $1,375,234 $1,350,093 $1,471,021 $1,726,461 $1,915,410
Portfolio turnover rate ............................ 69.99% 65.68%
e
55.59% 66.75% 85.02%
e
Portfolio turnover rate excluding mortgage dollar rolls .... 69.99% 65.68%
e
55.59% 55.24%
f
56.22%
e,f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.91 $8.71 $8.66 $9.51 $9.50
Income from investment operations
a
:
Net investment income
b
......................... 0.340 0.347 0.280 0.120 0.068
Net realized and unrealized gains (losses) ........... 0.071 0.209 0.061 (0.730) 0.169
Total from investment operations .................... 0.411 0.556 0.341 (0.610) 0.237
Less distributions from:
Net investment income .......................... (0.351) (0.356) (0.291) (0.240) (0.227)
Net asset value, end of year ....................... $8.97 $8.91 $8.71 $8.66 $9.51
Total return
c
................................... 4.69% 6.50% 3.98% (6.49)% 2.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.37% 1.36% 1.33% 1.35%
Expenses net of waiver and payments by affiliates ....... 1.06% 1.06% 1.06%
d
1.07%
d
1.08%
d
Net investment income ........................... 3.80% 3.92% 3.20% 1.31% 0.71%
Supplemental data
Net assets , end of year (000’s) ..................... $26,771 $32,799 $44,178 $62,457 $99,990
Portfolio turnover rate ............................ 69.99% 65.68%
e
55.59% 66.75% 85.02%
e
Portfolio turnover rate excluding mortgage dollar rolls .... 69.99% 65.68%
e
55.59% 55.24%
f
56.22%
e,f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.94 $8.75 $8.70 $9.55 $9.54
Income from investment operations
a
:
Net investment income
b
......................... 0.354 0.361 0.306 0.138 0.077
Net realized and unrealized gains (losses) ........... 0.070 0.198 0.048 (0.734) 0.174
Total from investment operations .................... 0.424 0.559 0.354 (0.596) 0.251
Less distributions from:
Net investment income .......................... (0.364) (0.369) (0.304) (0.254) (0.241)
Net asset value, end of year ....................... $9.00 $8.94 $8.75 $8.70 $9.55
Total return .................................... 4.83% 6.50% 4.12% (6.33)% 2.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.22% 1.22% 1.18% 1.17%
Expenses net of waiver and payments by affiliates ....... 0.91% 0.91% 0.91%
c
0.92%
c
0.92%
c
Net investment income ........................... 3.95% 4.05% 3.50% 1.51% 0.81%
Supplemental data
Net assets , end of year (000’s) ..................... $789 $395 $303 $175 $198
Portfolio turnover rate ............................ 69.99% 65.68%
d
55.59% 66.75% 85.02%
d
Portfolio turnover rate excluding mortgage dollar rolls .... 69.99% 65.68%
d
55.59% 55.24%
e
56.22%
d,e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.01 $8.81 $8.76 $9.61 $9.61
Income from investment operations
a
:
Net investment income
b
......................... 0.408 0.415 0.349 0.198 0.141
Net realized and unrealized gains (losses) ........... 0.071 0.208 0.059 (0.738) 0.159
Total from investment operations .................... 0.479 0.623 0.408 (0.540) 0.300
Less distributions from:
Net investment income .......................... (0.419) (0.423) (0.358) (0.310) (0.300)
Net asset value, end of year ....................... $9.07 $9.01 $8.81 $8.76 $9.61
Total return .................................... 5.43% 7.21% 4.71% (5.71)% 3.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.62% 0.62% 0.58% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.30% 0.30% 0.30%
c
0.30%
c
0.30%
c
Net investment income ........................... 4.51% 4.63% 3.93% 2.15% 1.46%
Supplemental data
Net assets , end of year (000’s) ..................... $392,036 $422,052 $483,828 $601,379 $543,485
Portfolio turnover rate ............................ 69.99% 65.68%
d
55.59% 66.75% 85.02%
d
Portfolio turnover rate excluding mortgage dollar rolls .... 69.99% 65.68%
d
55.59% 55.24%
e
56.22%
d,e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.00 $8.81 $8.75 $9.60 $9.60
Income from investment operations
a
:
Net investment income
b
......................... 0.398 0.405 0.340 0.182 0.128
Net realized and unrealized gains (losses) ........... 0.071 0.198 0.068 (0.732) 0.161
Total from investment operations .................... 0.469 0.603 0.408 (0.550) 0.289
Less distributions from:
Net investment income .......................... (0.409) (0.413) (0.348) (0.300) (0.289)
Net asset value, end of year ....................... $9.06 $9.00 $8.81 $8.75 $9.60
Total return .................................... 5.32% 6.99% 4.72% (5.83)% 3.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.71% 0.71% 0.67% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.41% 0.41% 0.41%
c
0.41%
c
0.42%
c
Net investment income ........................... 4.41% 4.53% 3.84% 1.98% 1.33%
Supplemental data
Net assets , end of year (000’s) ..................... $160,013 $166,777 $174,506 $198,526 $251,429
Portfolio turnover rate ............................ 69.99% 65.68%
d
55.59% 66.75% 85.02%
d
Portfolio turnover rate excluding mortgage dollar rolls .... 69.99% 65.68%
d
55.59% 55.24%
e
56.22%
d,e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 159,745 $ 6,789
Machinery 0.0%
†
b
UTEX Industries, Inc. ................................ United States 9,228 478,918
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 23 —
Total Common Stocks (Cost $ 696,698 ) .......................................
485,707
Warrants
Warrants 0.0%
Machinery 0.0%
a,b
UTEX Industries, Inc. , 12/05/25 ......................... United States 791 —
Total Warrants (Cost $ 698 ) .................................................
—
Principal
Amount
*
Corporate Bonds 35.4%
Aerospace & Defense 1.1%
c
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 3,300,000 3,336,991
Boeing Co. (The) ,
Senior Note , 2.196% , 2/04/26 ........................ United States 10,400,000 10,344,860
Senior Note , 6.298% , 5/01/29 ........................ United States 3,400,000 3,607,982
Senior Note , 5.15% , 5/01/30 ......................... United States 2,200,000 2,263,580
General Electric Co. , Senior Note , 4.3% , 7/29/30 ............
United States 1,165,000 1,174,092
20,727,505
Automobile Components 0.1%
c
Allison Transmission, Inc. , Senior Bond , 144A, 4.75% , 10/01/27 United States 1,900,000 1,895,039
Automobiles 0.8%
c
BMW US Capital LLC , Senior Note , 144A, 4.5% , 8/11/30 ...... Germany 2,525,000 2,535,847
c
Hyundai Capital America ,
Senior Note , 144A, 5.25% , 1/08/27 .................... United States 4,000,000 4,042,560
Senior Note , 144A, 4.85% , 3/25/27 .................... United States 2,750,000 2,772,017
c
Volkswagen Group of America Finance LLC , Senior Note , 144A,
5.4% , 3/20/26 .................................... Germany 6,700,000 6,724,560
16,074,984
Banks 8.4%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 1,800,000 1,832,147
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 6,000,000 5,960,115
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 .... United States 8,000,000 8,026,610
Bank of Montreal , Senior Note , 4.567% to 9/09/26, FRN
thereafter , 9/10/27 ................................. Canada 2,700,000 2,708,222
c
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.591% , 10/16/28 ............................. France 5,100,000 5,155,111
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.634% to
7/02/28, FRN thereafter , 7/03/29 ...................... Spain 3,480,000 3,505,672
Citibank NA , Senior Note , 4.576% , 5/29/27 ................
United States 6,200,000 6,255,606
Citigroup, Inc. ,
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 2,100,000 2,155,739
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 4,890,000 4,896,997

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
Sub. Bond , 4.6% , 3/09/26 ........................... United States 2,600,000 $ 2,603,507
c
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.222% to
5/26/30, FRN thereafter , 5/27/31 ...................... France 6,400,000 6,564,523
c
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 5,300,000 5,511,732
c
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 2,545,000 2,559,839
Fifth Third Bank NA , Senior Note , 4.967% to 1/27/27, FRN
thereafter , 1/28/28 ................................. United States 2,430,000 2,452,407
HSBC Holdings plc , Senior Note , 2.013% to 9/21/27, FRN
thereafter , 9/22/28 ................................. United Kingdom 7,600,000 7,300,628
Huntington Bancshares, Inc. , Senior Note , 6.208% to 8/20/28,
FRN thereafter , 8/21/29 ............................. United States 3,000,000 3,149,930
Huntington National Bank (The) , Senior Note , 4.552% to 5/16/27,
FRN thereafter , 5/17/28 ............................. United States 7,400,000 7,437,740
JPMorgan Chase & Co. ,
Senior Note , 5.012% to 1/22/29, FRN thereafter , 1/23/30 .... United States 3,600,000 3,688,140
Senior Note , 4.255% to 10/21/30, FRN thereafter , 10/22/31 .. United States 2,800,000 2,790,848
Lloyds Banking Group plc ,
Senior Note , 3.75% to 3/17/27, FRN thereafter , 3/18/28 ..... United Kingdom 8,400,000 8,349,119
Senior Note , 5.087% to 11/25/27, FRN thereafter , 11/26/28 .. United Kingdom 2,730,000 2,775,910
Manufacturers & Traders Trust Co. , Senior Note , 5.4% , 11/21/25
United States 7,900,000 7,902,314
NatWest Group plc , Senior Note , 1.642% to 6/13/26, FRN
thereafter , 6/14/27 ................................. United Kingdom 7,000,000 6,889,304
c ,d
NatWest Markets plc , Senior Note , 144A, 4.412% , 11/06/30 .... United Kingdom 3,360,000 3,359,516
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 2,000,000 2,026,882
Royal Bank of Canada , Senior Note , 4.696% to 8/05/30, FRN
thereafter , 8/06/31 ................................. Canada 6,500,000 6,583,569
Santander Holdings USA, Inc. , Senior Note , 5.473% to 3/19/28,
FRN thereafter , 3/20/29 ............................. United States 8,000,000 8,140,722
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 5,900,000 5,804,050
c
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .. South Korea 6,500,000 6,346,226
c
Societe Generale SA , Senior Non-Preferred Note , 144A, 1.792%
to 6/08/26, FRN thereafter , 6/09/27 ..................... France 3,900,000 3,838,199
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 7,400,000 7,649,800
Wells Fargo & Co. ,
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 4,000,000 4,231,965
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 2,550,000 2,624,322
Sub. Bond , 4.1% , 6/03/26 ........................... United States 3,000,000 3,000,438
164,077,849
Beverages 0.3%
c
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ......................................... United Kingdom 4,400,000 4,267,888
Diageo Investment Corp. , Senior Note , 5.125% , 8/15/30 ......
United Kingdom 2,020,000 2,096,262
6,364,150
Broadline Retail 0.0%
b ,c ,e
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 1,068,278 —

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
b ,c ,e
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 470,581 $ —
—
Building Products 0.4%
Carrier Global Corp. , Senior Note , 2.493% , 2/15/27 ..........
United States 5,000,000 4,901,695
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 75,000 76,542
Owens Corning , Senior Note , 5.5% , 6/15/27 ...............
United States 3,500,000 3,571,929
8,550,166
Capital Markets 2.7%
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 650,000 660,651
Goldman Sachs Bank USA , Senior Note , 5.283% to 3/17/26, FRN
thereafter , 3/18/27 ................................. United States 6,800,000 6,825,709
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 3.75% , 2/25/26 ......................... United States 6,500,000 6,496,109
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 2,700,000 2,701,001
Senior Note , 2.64% to 2/23/27, FRN thereafter , 2/24/28 ..... United States 5,500,000 5,393,095
Morgan Stanley ,
Senior Note , 5.173% to 1/15/29, FRN thereafter , 1/16/30 .... United States 5,500,000 5,649,183
I , Senior Note , 4.133% to 10/17/28, FRN thereafter , 10/18/29 United States 3,665,000 3,656,996
Sub. Bond , 4.35% , 9/08/26 .......................... United States 7,800,000 7,815,488
c
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 1,800,000 1,857,058
UBS Group AG ,
Senior Note , 4.55% , 4/17/26 ......................... Switzerland 5,100,000 5,110,063
c
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 Switzerland 6,500,000 6,515,407
52,680,760
Chemicals 0.3%
c
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 2,070,000 2,071,628
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 3,200,000 3,411,715
5,483,343
Commercial Services & Supplies 0.0%
†
Waste Management, Inc. , Senior Note , 3.875% , 1/15/29 ......
United States 1,000,000 994,707
Communications Equipment 0.2%
Motorola Solutions, Inc. , Senior Note , 4.85% , 8/15/30 ........
United States 3,100,000 3,162,798
Consumer Finance 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 6.1% , 1/15/27 .......................... Ireland 2,200,000 2,245,188
Senior Note , 3% , 10/29/28 .......................... Ireland 3,000,000 2,897,615
American Express Co. , Senior Note , 5.645% to 4/22/26, FRN
thereafter , 4/23/27 ................................. United States 6,700,000 6,745,174
c
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 2,065,000 2,075,552
Capital One Financial Corp. ,
Senior Bond , 3.8% , 1/31/28 .......................... United States 7,000,000 6,950,752
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 2,190,000 2,174,530
Ford Motor Credit Co. LLC ,
Senior Note , 5.125% , 11/05/26 ....................... United States 3,200,000 3,211,568
Senior Note , 5.85% , 5/17/27 ......................... United States 3,400,000 3,449,410

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. ,
Senior Note , 1.5% , 6/10/26 .......................... United States 13,200,000 $ 12,985,759
Senior Note , 4.2% , 10/27/28 ......................... United States 635,000 633,577
John Deere Capital Corp. , Senior Note , 4.375% , 10/15/30 .....
United States 3,250,000 3,279,744
OneMain Finance Corp. , Senior Note , 6.625% , 5/15/29 .......
United States 2,000,000 2,059,216
SLM Corp. , Senior Note , 6.5% , 1/31/30 ...................
United States 1,000,000 1,037,578
49,745,663
Consumer Staples Distribution & Retail 0.1%
c
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ......... Chile 2,900,000 2,903,808
Containers & Packaging 0.1%
Amcor Flexibles North America, Inc. , Senior Note , 5.1% , 3/17/30
United States 1,570,000 1,611,693
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 425,000 398,892
2,010,585
Diversified REITs 0.2%
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 4,200,000 4,160,133
Diversified Telecommunication Services 0.0%
†
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 225,000 233,900
Electric Utilities 1.0%
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 2,250,000 2,236,626
Exelon Corp. , Senior Bond , 3.4% , 4/15/26 .................
United States 7,000,000 6,972,906
NextEra Energy Capital Holdings, Inc. , Senior Note , 4.685% ,
9/01/27 ......................................... United States 1,575,000 1,592,438
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ....
United States 5,000,000 4,970,016
c
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 United States 3,400,000 3,340,502
19,112,488
Electrical Equipment 0.1%
Eaton Capital ULC , Senior Note , 4.45% , 5/09/30 ............
United States 1,100,000 1,110,520
Electronic Equipment, Instruments & Components 0.1%
d
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 .............. United States 1,395,000 1,388,813
Entertainment 0.2%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,569,773 2,669,082
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 1,758,000 1,741,501
4,410,583
Financial Services 0.7%
c
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 170,000 171,780
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ..................
United States 5,200,000 5,029,835
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 1,050,000 1,115,960
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 2,600,000 2,741,440
c
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 4,490,000 4,640,888
13,699,903

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.6%
Campbell's Co. (The) , Senior Note , 5.2% , 3/19/27 ...........
United States 3,300,000 $ 3,347,004
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 900,000 863,127
c
Mars, Inc. , Senior Note , 144A, 4.8% , 3/01/30 ............... United States 7,805,000 7,974,809
12,184,940
Ground Transportation 0.6%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 105,000 109,415
c
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 5.35% , 3/30/29 ............................... United States 4,000,000 4,118,348
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 6,500,000 6,652,738
10,880,501
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .....
United States 300,000 300,765
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 5,000,000 5,149,820
5,450,585
Health Care Providers & Services 1.5%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ..............
United States 2,700,000 2,485,555
c
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 6% , 1/15/29 ................................. United States 3,200,000 3,170,496
Cigna Group (The) , Senior Note , 1.25% , 3/15/26 ............
United States 3,451,000 3,413,477
CVS Health Corp. , Senior Note , 5% , 1/30/29 ...............
United States 4,700,000 4,798,731
Elevance Health, Inc. , Senior Bond , 4.101% , 3/01/28 .........
United States 4,000,000 3,998,753
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 4,700,000 4,799,548
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 3,000,000 2,934,552
Providence St Joseph Health Obligated Group , H , 2.746% ,
10/01/26 ........................................ United States 15,000 14,815
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 ........
United States 4,150,000 4,135,669
29,751,596
Health Care REITs 0.1%
f
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 5% , 10/15/27 ................................ United States 2,550,000 2,455,458
Health Care Technology 0.2%
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 3,300,000 3,478,817
Hotel & Resort REITs 0.1%
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 4.5% , 2/15/29 ............................... United States 1,200,000 1,181,439
Hotels, Restaurants & Leisure 0.6%
c
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% ,
10/15/29 ........................................ United States 3,400,000 3,200,956
c
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 2,000,000 2,061,300
c
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 2,610,000 2,632,904
Sands China Ltd. , Senior Note , 2.3% , 3/08/27 ..............
Macau 3,400,000 3,307,167
11,202,327

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.5%
DR Horton, Inc. , Senior Note , 4.85% , 10/15/30 .............
United States 4,575,000 $ 4,665,032
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 4,200,000 4,213,694
8,878,726
Independent Power and Renewable Electricity Producers 0.1%
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 1,085,000 1,079,198
Insurance 3.1%
c
Acrisure LLC / Acrisure Finance, Inc. , Senior Note , 144A, 8.5% ,
6/15/29 ......................................... United States 900,000 945,494
c
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 7,000,000 7,115,233
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 1,200,000 1,197,628
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 2,000,000 2,037,732
c
Athene Global Funding , Senior Secured Note , 144A, 5.516% ,
3/25/27 ......................................... United States 7,000,000 7,119,034
Brown & Brown, Inc. , Senior Note , 4.9% , 6/23/30 ...........
United States 2,085,000 2,114,550
c
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 4,700,000 4,918,898
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 850,000 888,015
c
F&G Global Funding , Secured Note , 144A, 5.875% , 6/10/27 ... United States 5,800,000 5,942,780
c
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 7,200,000 7,209,133
c
Metropolitan Life Global Funding I , Secured Note , 144A, 5.05% ,
1/06/28 ......................................... United States 4,100,000 4,186,576
c
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.35% , 4/09/27 ................................... United States 6,700,000 6,809,685
c
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ......................................... United States 5,000,000 5,109,046
c
Principal Life Global Funding II , Secured Note , 144A, 4.6% ,
8/19/27 ......................................... United States 2,000,000 2,018,732
c
RGA Global Funding , Secured Note , 144A, 5.448% , 5/24/29 ... United States 2,100,000 2,178,602
59,791,138
Interactive Media & Services 0.4%
Meta Platforms, Inc. , Senior Note , 4.2% , 11/15/30 ...........
United States 4,710,000 4,706,157
c
Tencent Holdings Ltd. , Senior Note , 144A, 1.81% , 1/26/26 ..... China 3,000,000 2,983,695
7,689,852
Life Sciences Tools & Services 0.3%
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .......
United States 900,000 889,389
Illumina, Inc. ,
Senior Note , 5.8% , 12/12/25 ......................... United States 4,000,000 4,001,250
Senior Note , 4.65% , 9/09/26 ......................... United States 1,600,000 1,604,582
6,495,221
Machinery 0.1%
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 500,000 512,307
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 1,100,000 1,131,491
1,643,798
Media 0.4%
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 2,750,000 2,737,155
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 410,000 410,275

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global , Senior Bond , 7.875% , 7/30/30 ...........
United States 4,600,000 $ 5,094,745
8,242,175
Metals & Mining 0.2%
c
Glencore Funding LLC , Senior Note , 144A, 4.907% , 4/01/28 ... Australia 3,335,000 3,390,798
Mortgage Real Estate Investment Trusts (REITs) 0.1%
c
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 2,860,000 2,903,935
Multi-Utilities 0.4%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .......
United States 1,300,000 1,288,279
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 2,200,000 2,227,226
c
Engie SA , Senior Note , 144A, 5.25% , 4/10/29 .............. France 4,000,000 4,130,680
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 1,095,000 1,093,427
8,739,612
Oil, Gas & Consumable Fuels 2.2%
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ......................................... United States 3,400,000 3,406,232
c ,f
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 1,100,000 1,014,719
Energy Transfer LP ,
Senior Bond , 4.75% , 1/15/26 ......................... United States 5,200,000 5,200,555
Senior Bond , 3.9% , 7/15/26 .......................... United States 3,900,000 3,891,372
c
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 6,800,000 6,715,394
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 300,000 306,370
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 2,000,000 2,073,926
MPLX LP , Senior Note , 4.8% , 2/15/31 ....................
United States 6,500,000 6,556,812
ONEOK, Inc. , Senior Bond , 4.85% , 7/15/26 ................
United States 3,900,000 3,906,076
c
Sunoco LP , Senior Note , 144A, 7% , 5/01/29 ............... United States 2,000,000 2,086,374
c
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 .......... Norway 4,000,000 4,241,228
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ......................................... United States 2,000,000 2,061,500
Viper Energy Partners LLC , Senior Note , 4.9% , 8/01/30 .......
United States 846,000 854,016
42,314,574
Passenger Airlines 0.0%
†
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 216,667 217,353
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 526,364 525,606
742,959
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 7,700,000 7,634,009
Pharmaceuticals 0.6%
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 . Germany 4,600,000 4,597,971
c
Bayer US Finance LLC , Senior Note , 144A, 6.25% , 1/21/29 .... Germany 3,200,000 3,362,269
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 2,000,000 1,987,260
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ................................... Israel 1,696,000 1,697,836
11,645,336

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services 0.0%
†
Verisk Analytics, Inc. , Senior Note , 4.5% , 8/15/30 ...........
United States 812,000 $ 815,943
Semiconductors & Semiconductor Equipment 0.9%
c
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 5,900,000 6,204,140
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 1,080,000 1,093,394
c
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ........... South Korea 9,900,000 9,839,898
17,137,432
Software 0.1%
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 1,525,000 1,512,760
Specialized REITs 0.8%
Crown Castle, Inc. ,
Senior Bond , 3.7% , 6/15/26 .......................... United States 7,330,000 7,298,479
Senior Note , 1.05% , 7/15/26 ......................... United States 2,270,000 2,219,532
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 4.875% , 9/15/29 ................... United States 700,000 691,365
Senior Note , 144A, 4.875% , 9/15/27 ................... United States 2,000,000 1,995,157
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 2,950,000 2,990,977
15,195,510
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 4.4% , 9/25/27 ...
United States 6,600,000 6,627,829
Textiles, Apparel & Luxury Goods 0.0%
†
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 257,000 261,874
Tobacco 0.4%
Philip Morris International, Inc. , Senior Note , 4.875% , 2/15/28 ..
United States 7,700,000 7,835,757
Trading Companies & Distributors 0.3%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 3,200,000 3,228,128
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 3,000,000 3,103,257
6,331,385
Wireless Telecommunication Services 0.5%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 3,000,000 3,180,492
T-Mobile USA, Inc. ,
Senior Note , 2.25% , 2/15/26 ......................... United States 2,900,000 2,882,669
Senior Note , 4.95% , 3/15/28 ......................... United States 4,200,000 4,280,364
10,343,525
Total Corporate Bonds (Cost $ 687,045,010 ) ...................................
692,626,706
g
Senior Floating Rate Interests 2.6%
h
Aerospace & Defense 0.0%
†
Goat Holdco LLC, First Lien, CME Term Loan, B , 6.715% ,
( 1-month SOFR + 2.75% ), 1/27/32 ..................... United States 436,300 436,664
TransDigm, Inc., First Lien, CME Term Loan, K , 6.252% , ( 3-month
SOFR + 2.25% ), 3/22/30 ............................ United States 330,000 330,640
767,304
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Air Freight & Logistics 0.1%
Clue Opco LLC, First Lien, CME Term Loan, B , 8.338% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 420,000 $ 409,326
Rand Parent LLC, First Lien, CME Term Loan, B , 7.002% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 684,115 672,714
1,082,040
a a a a a a
h
Automobile Components 0.1%
d
American Axle & Manufacturing, Inc., First Lien, Incremental CME
Term Loan, C , 7.408% , ( 12-month SOFR + 3.25% ), 2/24/32 .. United States 321,393 319,786
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.715% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 369,941 371,559
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.829% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 535,048 527,935
First Brands Group LLC, First Lien, 2021 CME Term Loan , 9.57% ,
( 3-month SOFR + 5% ), 3/30/27 ....................... United States 510,715 170,068
d
First Brands Group LLC, First Lien, Debtor-In-Possession CME
Term Loan , 5.679% , ( 1-month SOFR + 1.55% ), 6/29/26 ..... United States 93,469 99,428
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.07% , ( 3-month SOFR + 8.5% ), 3/30/28 ............... United States 565,911 13,299
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.699% , ( 3-month SOFR + 3.5% ), 2/13/30 ...... United States 237,729 238,770
1,740,845
a a a a a a
Automobiles 0.0%
†
h
American Trailer World Corp., First Lien, CME Term Loan, B ,
7.815% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 413,521 367,775
Beverages 0.0%
†
h
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.252% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 351,915 353,244
Broadline Retail 0.0%
†
h
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.502% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 488,064 490,688
h
Building Products 0.1%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan , 7.163% , ( 1-month SOFR + 3% ), 9/08/32 ... United States 102,083 102,530
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B ,
6.449% , ( 3-month SOFR + 2.25% ), 5/31/30 .............. United States 664,851 663,987
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 102,517 102,288
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.215% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 417,315 418,277
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.215% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 274,483 275,126
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 6.977% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 76,247 76,438
Watlow Electric Manufacturing Co., First Lien, Initial CME Term
Loan , 6.84% , ( 3-month SOFR + 3% ), 3/02/28 ............. United States 572,025 574,316
2,212,962
a a a a a a
h
Capital Markets 0.1%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 6.163% , ( 1-month SOFR + 2% ), 10/31/31 ...... United States 518,695 520,868
CPI Holdco B LLC, First Lien, Initial CME Term Loan , 5.965% ,
( 1-month SOFR + 2% ), 5/19/31 ....................... United States 348,111 348,328

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Capital Markets (continued)
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 6.965% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 589,051 $ 591,728
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.197% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 515,026 510,872
1,971,796
a a a a a a
h
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 6.752% ,
( 3-month SOFR + 2.75% ), 9/09/31 ..................... United States 209,340 209,601
Albaugh LLC, First Lien, Initial CME Term Loan , 7.715% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 506,029 500,126
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan , 8.131% , ( 1-month SOFR + 4% ), 3/15/29 ............ United States 245,640 241,517
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.215% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 438,553 377,773
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.315% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 218,809 183,070
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.162% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 271,514 271,641
Paint Intermediate III LLC, First Lien, Initial CME Term Loan, B ,
7.242% , ( 3-month SOFR + 3% ), 10/09/31 ................ United States 578,296 579,091
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.197% , ( 6-month SOFR + 3% ), 1/31/29 ............. United States 220,511 221,602
d
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.759% , ( 12-month SOFR + 2% ), 9/17/32 ................ United States 244,898 245,765
2,830,186
a a a a a a
h
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 7.315% , ( 1-month SOFR +
3.25% ), 8/20/32 ................................... United States 181,294 182,234
APi Group DE, Inc., First Lien, 2021 Incremental CME Term Loan ,
5.715% , ( 1-month SOFR + 1.75% ), 1/03/29 .............. United States 350,000 350,789
Aramark Services, Inc., First Lien, CME Term Loan, B8 , 6.16% ,
( 1-month SOFR + 2%; 3-month SOFR + 2% ), 6/24/30 ...... United States 67,425 67,646
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1 , 6.465% , ( 1-month SOFR + 2.5% ), 5/17/28 ....... Ireland 461,599 463,136
Garda World Security Corp., First Lien, Twelfth Additional CME
Term Loan , 7.048% , ( 1-month SOFR + 3% ), 2/01/29 ....... Canada 345,380 346,028
Openlane, Inc., First Lien, 2025 Incremental CME Term Loan ,
6.588% , ( 1-month SOFR + 2.5% ), 10/01/32 .............. United States 272,000 272,680
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan ,
6.715% , ( 1-month SOFR + 2.75% ), 3/26/31 .............. Luxembourg 174,634 175,530
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.856% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 346,250 344,735
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.393% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 202,607 170,081
2,372,859
a a a a a a
h
Construction & Engineering 0.1%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C ,
8.796% , ( 3-month SOFR + 4.5% ), 8/01/30 ............... United States 444,332 394,345
Kodiak Building Partners, Inc., First Lien, CME Term Loan, B ,
7.752% , ( 3-month SOFR + 3.75% ), 12/04/31 ............. United States 429,939 427,867

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Construction & Engineering (continued)
Radar Bidco SARL, First Lien, CME Term Loan, B3 , 7.185% ,
( 3-month SOFR + 3.25% ), 4/04/31 ..................... Luxembourg 208,329 $ 210,152
1,032,364
a a a a a a
Construction Materials 0.0%
†
h
Knife River Corp., First Lien, CME Term Loan, B , 6.123% ,
( 3-month SOFR + 2% ), 3/08/32 ....................... United States 57,014 57,299
Consumer Finance 0.0%
†
h
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1 , 6.913% , ( 1-month SOFR + 2.75% ), 11/17/31 ..... United States 524,302 525,437
h
Containers & Packaging 0.1%
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 6.798% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 218,868 219,915
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.215% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 579,827 579,216
b
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B ,
13.991% , ( 1-month SOFR + 10% ), 11/27/25 .............. Luxembourg 77,903 69,460
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 764,713 337,911
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.838% , ( 3-month SOFR + 3% ), 9/30/32 ......... United States 336,301 336,160
1,542,662
a a a a a a
h
Distributors 0.0%
†
Core & Main LP, First Lien, CME Term Loan, D , 5.991% , ( 1-month
SOFR + 2% ), 7/27/28 ............................... United States 315,319 315,910
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 573,202 552,020
867,930
a a a a a a
Diversified Consumer Services 0.0%
†
h
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan , 6.465% ,
( 1-month SOFR + 2.5% ), 1/30/31 ...................... United States 323,105 322,757
h
Electrical Equipment 0.1%
Indicor LLC, First Lien, Dollar CME Term Loan, D , 6.752% ,
( 3-month SOFR + 2.75% ), 11/22/29 .................... United States 585,379 587,884
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B ,
6.485% , ( 3-month SOFR + 2.5% ), 9/13/32 ............... United States 198,719 199,836
WEC US Holdings, Inc., First Lien, Initial CME Term Loan ,
6.384% , ( 1-month SOFR + 2.25% ), 1/27/31 .............. United States 445,100 446,634
1,234,354
a a a a a a
h
Electronic Equipment, Instruments & Components 0.0%
†
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B ,
6.218% , ( 1-month SOFR + 2.25% ), 3/17/32 .............. United States 67,844 68,183
d
Spectris plc, First Lien, CME Term Loan , 6.844% , ( 12-month
SOFR + 2.75% ), 9/24/32 ............................ United Kingdom 40,356 40,507
108,690
a a a a a a
Energy Equipment & Services 0.0%
†
h
Star Holding LLC, First Lien, CME Term Loan, B , 8.465% ,
( 1-month SOFR + 4.5% ), 7/18/31 ...................... United States 444,361 431,228

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Entertainment 0.0%
†
Banijay Entertainment SAS, First Lien, CME Term Loan, B3 ,
6.879% , ( 1-month SOFR + 2.75% ), 3/01/28 .............. France 137,787 $ 138,705
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.829% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 723,797 709,191
847,896
a a a a a a
h
Financial Services 0.0%
†
Boost Newco Borrower LLC, First Lien, CME Term Loan, B2 ,
6.002% , ( 3-month SOFR + 2% ), 1/31/31 ................ United States 346,250 347,549
d
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B ,
6.288% , ( 6-month SOFR + 2.5% ), 10/01/32 .............. Luxembourg 198,830 198,706
546,255
a a a a a a
h
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Second Amendment
CME Term Loan , 7.468% , ( 1-month SOFR + 3.5% ), 12/23/30 . United States 189,740 191,164
d
Chobani LLC, First Lien, CME Term Loan, B , 5.933% , ( 12-month
SOFR + 2.25% ), 10/22/32 ........................... United States 316,264 317,352
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.197% , ( 6-month SOFR + 2% ), 9/30/31 ................ United Kingdom 403,552 401,202
909,718
a a a a a a
h
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 7.215% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 60,844 61,301
First Student Bidco, Inc., First Lien, 11th Amendment Repricing
CME Term Loan , 6.711% , ( 3-month SOFR + 2.5% ), 8/15/30 .. United States 395,441 396,479
First Student Bidco, Inc., First Lien, CME Term Loan, C , 6.711% ,
( 1-month SOFR + 2.5% ), 8/15/30 ...................... United States 121,232 121,520
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 7.215% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 498,737 491,506
i
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 5.763% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 136,706 39,159
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 453,460 453,204
1,563,169
a a a a a a
Health Care Equipment & Supplies 0.0%
†
h
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.215% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 324,737 327,173
h
Health Care Providers & Services 0.1%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.298% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 466,649 465,979
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan , 8.09% , ( 3-month SOFR + 4.25% ), 3/26/29 ...... United States 339,124 321,177
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.44% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 351,918 112,614
Pacific Dental Services, Inc., First Lien, CME Term Loan , 6.537% ,
( 1-month SOFR + 2.5% ), 3/17/31 ...................... United States 284,126 285,024
d
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.553% ,
( 12-month SOFR + 4.5% ), 4/16/32 ..................... United States 300,000 268,500
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.465% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 246,880 247,909
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.465% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 31,762 31,882

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Health Care Providers & Services (continued)
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.499% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 535,905 $ 537,105
2,270,190
a a a a a a
Health Care Technology 0.0%
†
d,h
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.884% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 339,144 327,557
h
Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.715% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 344,347 343,825
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.215% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 215,040 213,987
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.25% , ( 1-month SOFR + 3.25% ), 6/29/29 ........ United States 701,719 646,697
Entain Holdings Gibraltar Ltd., First Lien, CME Term Loan, B ,
6.252% , ( 3-month SOFR + 2.25% ), 10/31/29 ............. United Kingdom 198,000 198,326
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.752% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 744,318 742,271
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
7.715% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 340,638 342,368
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.002% , ( 3-month SOFR + 4% ), 12/04/31 ................ United States 145,427 146,160
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 618,803 616,869
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 499,963 494,714
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.465% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 121,687 122,094
3,867,311
a a a a a a
h
Household Durables 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.129% , ( 1-month SOFR + 3% ), 7/31/28 .......... United States 313,957 314,996
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.252% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 467,277 469,153
Tecta America Corp., First Lien, Closing Date CME Term Loan ,
6.968% , ( 1-month SOFR + 3% ), 2/18/32 ................ United States 213,750 214,724
998,873
a a a a a a
Household Products 0.0%
†
d,h
Lavender Dutch BorrowerCo BV, First Lien, CME Term Loan, B ,
7.009% , ( 12-month SOFR + 3.25% ), 9/27/32 ............. Netherlands 231,489 231,923
h
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.163% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 250,000 250,509
Calpine Corp., First Lien, 2024 CME Term Loan , 5.715% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 299,248 299,330
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.733% , ( 3-month SOFR + 2.5% ), 12/11/31 ... United States 133,520 133,896
683,735
a a a a a a
h
Insurance 0.1%
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.163% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 154,484 154,581

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Insurance (continued)
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan , 6.666% , ( 1-month SOFR + 2.5% ), 9/19/31 .......... United States 444,375 $ 444,451
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.065% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 130,371 130,697
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.327% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 359,278 360,911
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.329% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 164,852 157,628
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B , 6.715% , ( 1-month SOFR + 2.75% ), 6/16/31 ....... United States 511,300 513,069
1,761,337
a a a a a a
h
IT Services 0.1%
Indy US Holdco LLC, First Lien, Thirteenth Amendment
Refinancing CME Term Loan , 6.465% , ( 1-month SOFR + 2.5% ),
10/31/30 ........................................ United States 446,255 446,255
Kaseya, Inc., First Lien, Initial CME Term Loan , 7.215% , ( 1-month
SOFR + 3.25% ), 3/22/32 ............................ United States 326,305 326,679
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.252% , ( 3-month SOFR + 4.25% ), 5/03/28 .............. United States 305,637 278,742
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.215% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 206,868 167,253
1,218,929
a a a a a a
h
Leisure Products 0.0%
†
GBT US III LLC, First Lien, CME Term Loan, B1 , 6.358% ,
( 3-month SOFR + 2.5% ), 7/25/31 ...................... United States 9,950 9,978
Horizon US Finco LP, First Lien, CME Term Loan, B , 9.058% ,
( 3-month SOFR + 4.75% ), 10/31/31 .................... United States 444,072 421,868
431,846
a a a a a a
h
Machinery 0.0%
†
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.634% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 412,180 411,408
Crown Equipment Corp., First Lien, Initial CME Term Loan, B1 ,
6.048% , ( 1-month SOFR + 2% ), 10/10/31 ................ United States 346,241 348,406
Tiger Acquisition LLC, First Lien, Refinancing Initial CME Term
Loan , 6.502% , ( 1-month SOFR + 2.5% ), 8/23/32 .......... United States 113,050 113,545
873,359
a a a a a a
h
Media 0.1%
d
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1 , 8.446% , ( 3-month SOFR + 4.25% ), 10/28/27 .......... United States 319,036 282,324
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.631% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 273,369 270,209
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.235% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 344,375 344,200
896,733
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
h
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5 , 5.965% , ( 1-month SOFR + 2% ), 1/02/30 ............. United States 248,128 248,128

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Oil, Gas & Consumable Fuels 0.1%
Delek US Holdings, Inc., First Lien, CME Term Loan, B , 7.565% ,
( 1-month SOFR + 3.5% ), 11/09/29 ..................... United States 498,718 $ 498,795
EPIC Crude Services LP, First Lien, CME Term Loan , 6.34% ,
( 3-month SOFR + 2.5% ), 10/15/31 ..................... United States 300,824 302,625
Hilcorp Energy I LP, First Lien, Initial CME Term Loan , 6.032% ,
( 1-month SOFR + 2% ), 2/06/30 ....................... United States 341,143 342,211
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan , 6.227% , ( 1-month SOFR + 2.25% ), 10/05/28 United States 491,288 493,101
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.465% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 360,635 362,964
1,999,696
a a a a a a
h
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.134% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 160,827 161,193
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
5.634% , ( 3-month SOFR + 1.75% ), 10/15/31 ............. United States 293,752 295,220
United Airlines, Inc., First Lien, CME Term Loan, B , 6.196% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 224,355 225,257
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 7.252% ,
( 3-month SOFR + 3.25% ), 2/14/31 ..................... Canada 362,200 363,899
1,045,569
a a a a a a
Pharmaceuticals 0.0%
†
d,h
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan , 6.365% , ( 3-month SOFR + 2.5% ), 12/04/31 ..... United States 300,000 300,147
h
Professional Services 0.1%
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.579% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 444,186 444,853
Creative Artists Agency LLC, First Lien, CME Term Loan , 6.465% ,
( 1-month SOFR + 2.5% ), 10/01/31 ..................... United States 571,250 572,718
Maximus, Inc., First Lien, CME Term Loan, B , 5.965% , ( 1-month
SOFR + 2% ), 5/30/31 ............................... United States 193,920 194,809
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 7.794% , ( 6-month SOFR + 3.75% ), 7/18/31 ......... United States 118,467 109,434
1,321,814
a a a a a a
Real Estate Management & Development 0.0%
†
h
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan , 6.715% , ( 1-month SOFR + 2.75% ), 1/31/30 ..... United States 440,700 442,538
Semiconductors & Semiconductor Equipment 0.0%
†
d,h
Altar Bidco, Inc., First Lien, CME Term Loan , 6.783% , ( 12-month
SOFR + 3.1% ), 2/01/29 ............................. United States 548,582 541,451
h
Software 0.2%
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.465% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 414,997 417,590
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.252% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 778,453 643,368
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 7.829% ,
( 1-month SOFR + 3.75% ), 12/09/31 .................... United States 102,415 102,543
ConnectWise LLC, First Lien, Initial CME Term Loan , 7.763% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 194,444 194,965
d
Dawn Bidco LLC, First Lien, CME Term Loan , 6.759% , ( 12-month
SOFR + 3% ), 10/07/32 .............................. United States 555,000 553,809

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Software (continued)
KnowBe4, Inc., First Lien, CME Term Loan , 7.59% , ( 3-month
SOFR + 3.75% ), 7/23/32 ............................ United States 312,500 $ 312,500
McAfee Corp., First Lien, CME Term Loan, B1 , 6.965% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 445,036 423,710
Skopima Consilio Parent LLC, First Lien, Amendment No. 5 CME
Term Loan , 7.715% , ( 1-month SOFR + 3.75% ), 5/12/28 ..... United States 444,375 385,335
3,033,820
a a a a a a
h
Specialty Retail 0.1%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 7.026% ,
( 3-month SOFR + 3% ), 9/17/32 ....................... United States 230,688 231,178
i
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.263% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 1,663,148 1,164,205
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.215% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 242,819 243,123
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.028% ,
( 1-month SOFR + 3.75% ), 1/31/28 ..................... United States 339,101 298,833
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.215% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 345,773 347,013
2,284,352
a a a a a a
h
Textiles, Apparel & Luxury Goods 0.1%
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.796% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 458,766 411,169
Hanesbrands, Inc., First Lien, CME Term Loan, B , 6.715% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 561,030 563,835
975,004
a a a a a a
Water Utilities 0.0%
†
h
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.884% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 135,243 135,835
Total Senior Floating Rate Interests (Cost $ 52,901,387 ) ........................
50,396,778
j
Marketplace Loans 0.2%
b
Financial Services 0.2%
a a a a a a
Total Marketplace Loans (Cost $ 11,101,214 ) ..................................
4,734,383
Foreign Government and Agency Securities 0.9%
c
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5% , 7/27/27 ...................................... Supranational
k
3,900,000 3,912,438
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 3,030,000 3,081,965
c
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 1,000,000 1,032,789
Equinor ASA , Senior Note , 1.75% , 1/22/26 ................
Norway 5,400,000 5,372,072
c
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 South Korea 2,800,000 2,813,469
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 800,000 741,440
Total Foreign Government and Agency Securities (Cost $ 17,018,160 ) ............
16,954,173
U.S. Government and Agency Securities 19.8%
U.S. Treasury Bonds , 3 .65% , 11/15/27 ...................
United States 42,300,000 39,317,168
U.S. Treasury Notes ,
l
Index Linked, 0.125%, 4/15/26 ....................... United States 23,400,000 28,715,286
2%, 11/15/26 ..................................... United States 27,000,000 26,530,372
0.625%, 3/31/27 .................................. United States 70,000,000 67,128,907

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
m
0.5%, 8/31/27 .................................... United States 26,000,000 $ 24,585,742
2.875%, 8/15/28 .................................. United States 20,000,000 19,620,703
3.75%, 12/31/28 .................................. United States 71,800,000 72,091,688
4.625%, 4/30/29 .................................. United States 91,000,000 93,952,168
4%, 10/31/29 .................................... United States 14,600,000 14,783,641
Total U.S. Government and Agency Securities (Cost $ 384,311,014 ) ..............
386,725,675
Asset-Backed Securities 15.9%
Consumer Finance 4.2%
American Express Credit Account Master Trust , 2023-1 , A , 4.87% ,
5/15/28 . ......................................... United States 10,380,000 10,426,299
BA Credit Card Trust ,
2022-A2 , A2 , 5% , 4/15/28 ........................... United States 11,562,000 11,563,938
2023-A2 , A2 , 4.98% , 11/15/28 ........................ United States 6,140,000 6,204,599
Discover Card Execution Note Trust , 2023-A2 , A , 4.93% , 6/15/28 .
United States 10,380,000 10,438,201
GM Financial Consumer Automobile Receivables Trust ,
2023-4 , A3 , 5.78% , 8/16/28 .......................... United States 6,040,901 6,106,652
2024-1 , A3 , 4.85% , 12/18/28 ......................... United States 10,358,785 10,415,804
2024-2 , A2A , 5.33% , 3/16/27 ......................... United States 74,559 74,590
Hyundai Auto Receivables Trust ,
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 2,236,417 2,252,640
2024-A , A3 , 4.99% , 2/15/29 .......................... United States 3,520,000 3,551,557
Nissan Auto Receivables Owner Trust , 2023-A , A3 , 4.91% ,
11/15/27 . ........................................ United States 6,763,894 6,781,128
Toyota Auto Receivables Owner Trust ,
2024-A , A3 , 4.83% , 10/16/28 ......................... United States 6,284,845 6,320,911
2024-B , A3 , 5.33% , 1/16/29 .......................... United States 7,770,000 7,865,242
82,001,561
a a a a a a
Financial Services 11.7%
c ,h
AGL CLO 13 Ltd. , 2021-13A , A1R , 144A, FRN , 4.984% , ( 3-month
SOFR + 1.1% ), 10/20/34 . ............................ United States 2,550,000 2,552,529
c ,h
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.983% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 868,452 874,794
c ,h
Apidos CLO XXXV , 2021-35A , A , 144A, FRN , 5.196% , ( 3-month
SOFR + 1.312% ), 4/20/34 . ........................... United States 19,306,000 19,326,702
c ,h
Bain Capital Credit CLO Ltd. ,
2020-1A , A1RR , 144A, FRN , 4.874% , ( 3-month SOFR +
0.99% ), 4/18/33 ................................... United States 3,128,783 3,131,170
2022-2A , A1R , 144A, FRN , 5.007% , ( 3-month SOFR + 1.15% ),
4/22/35 ......................................... United States 2,500,000 2,502,367
c ,h
Battalion CLO IX Ltd. , 2015-9A , ARR , 144A, FRN , 4.865% ,
( 3-month SOFR + 0.96% ), 7/15/31 . .................... United States 7,815,668 7,822,229
c ,h
Beechwood Park CLO Ltd. , 2019-1A , A1RR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 1.07% ), 1/17/35 . ................ Jersey 10,000,000 10,000,000
c ,h
BlueMountain CLO Ltd. , 2016-3A , A1R2 , 144A, FRN , 5.411% ,
( 3-month SOFR + 1.2% ), 11/15/30 . .................... United States 3,948,850 3,950,910
c ,h
BlueMountain CLO XXXI Ltd. , 2021-31A , A1R , 144A, FRN ,
5.246% , ( 3-month SOFR + 1.1% ), 4/19/34 . ............... United States 3,130,000 3,133,238
c ,h
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.533% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 2,452,000 2,453,833
c ,h
Buckhorn Park CLO Ltd. , 2019-1A , ARR , 144A, FRN , 4.954% ,
( 3-month SOFR + 1.07% ), 7/18/34 . .................... United States 2,480,000 2,481,983
c ,h
Carlyle Global Market Strategies CLO Ltd. , 2015-4A , A1R3 , 144A,
FRN , 4.804% , ( 3-month SOFR + 0.92% ), 7/20/32 . ......... United States 3,978,399 3,982,073

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 . ... United States 3,268,973 $ 2,814,478
c
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 953,000 958,225
2025-1A , A1 , 144A, 5.316% , 5/25/50 ................... United States 1,023,000 1,039,789
d
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 2,246,000 2,253,733
c ,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 3,571 1,775
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 1,838 1,605
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 1,010 831
h
CWABS, Inc. Asset-Backed Certificates Trust , 2004-1 , M1 , FRN ,
4.856% , ( 1-month SOFR + 0.864% ), 3/25/34 . ............. United States 21,239 21,804
c ,h
Dryden 68 CLO Ltd. , 2019-68A , ARR , 144A, FRN , 5.005% ,
( 3-month SOFR + 1.1% ), 7/15/35 . ..................... United States 6,450,000 6,456,404
c ,h
Dryden 80 CLO Ltd. , 2019-80A , ARR , 144A, FRN , 4.832% ,
( 3-month SOFR + 0.95% ), 1/17/33 . .................... United States 8,209,675 8,215,924
c ,h
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 4.804% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 452,287 452,780
c
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 1,735,574 1,739,362
n
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 4,283,110 4,307,594
n
2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .............. United States 1,241,584 1,247,639
c
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . . United States 3,463,671 3,456,668
Ford Credit Auto Owner Trust , 2024-A , A3 , 5.09% , 12/15/28 . ...
United States 6,670,000 6,727,487
c ,h
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.964% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 9,960,000 9,967,495
c
GS Mortgage-Backed Securities Trust , 2025-CES2 , A1 , 144A,
5.18% , 9/25/55 . ................................... United States 1,900,437 1,902,903
c
Home Partners of America Trust , 2021-3 , B , 144A, 2.649% ,
1/17/41 . ......................................... United States 1,348,405 1,265,878
Honda Auto Receivables Owner Trust ,
2023-3 , A3 , 5.41% , 2/18/28 .......................... United States 5,084,092 5,122,208
2023-4 , A3 , 5.67% , 6/21/28 .......................... United States 5,724,711 5,786,596
c ,h
J.P. Morgan Mortgage Trust , 2024-HE3 , A1 , 144A, FRN , 5.384% ,
( 30-day SOFR Average + 1.2% ), 2/25/55 . ................ United States 1,348,416 1,349,421
c ,h
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.655% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 3,250,000 3,260,858
c ,h
Madison Park Funding XLV Ltd. , 2020-45A , ARR , 144A, FRN ,
4.985% , ( 3-month SOFR + 1.08% ), 7/15/34 . .............. United States 7,000,000 7,005,500
c ,h
Marble Point CLO XV Ltd. , 2019-1A , A1R2 , 144A, FRN , 4.9% ,
( 3-month SOFR + 1.04% ), 7/23/32 . .................... United States 1,786,789 1,788,469
c ,h
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR ,
144A, FRN , 5.11% , ( 3-month SOFR + 1.25% ), 7/23/36 . ..... Jersey 355,000 355,177
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 13,870,000 11,746,092
c ,h
Northwoods Capital 25 Ltd. , 2021-25A , AR , 144A, FRN , 5.004% ,
( 3-month SOFR + 1.12% ), 7/20/34 . .................... United States 2,000,000 1,999,200
c ,h
Octagon 56 Ltd. , 2021-1A , A , 144A, FRN , 5.326% , ( 3-month
SOFR + 1.422% ), 10/15/34 . .......................... United States 15,000,000 15,017,631
c ,h
Octagon Investment Partners 18-R Ltd. , 2018-18A , A1A , 144A,
FRN , 5.115% , ( 3-month SOFR + 1.222% ), 4/16/31 . ........ United States 67,106 67,139
c ,h
Octagon Investment Partners 45 Ltd. , 2019-1A , A1RR , 144A,
FRN , 5.055% , ( 3-month SOFR + 1.15% ), 4/15/35 . ......... United States 1,395,000 1,396,186
c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 1,003,000 1,006,486
h
RAAC Trust , 2004-SP1 , AII , FRN , 4.806% , ( 1-month SOFR +
0.814% ), 3/25/34 . ................................. United States 52,409 52,312
c ,h
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.286% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 23,418,000 23,456,633

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c ,h
Sound Point CLO XXII Ltd. , 2019-1A , ARR , 144A, FRN , 4.914% ,
( 3-month SOFR + 1.03% ), 1/20/32 . .................... United States 2,099,823 $ 2,102,014
c ,h
Southwick Park CLO LLC , 2019-4A , A1RR , 144A, FRN , 4.884% ,
( 3-month SOFR + 1% ), 7/20/32 . ....................... United States 3,496,665 3,499,946
c ,h
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 2,837,472 2,839,043
c ,h
TCI-Flatiron CLO Ltd. , 2018-1A , AR2 , 144A, FRN , 4.793% ,
( 3-month SOFR + 0.95% ), 7/29/35 . .................... United States 7,342,378 7,348,159
c ,h
THL Credit Wind River CLO Ltd. , 2019-3A , AR2 , 144A, FRN ,
4.965% , ( 3-month SOFR + 1.06% ), 4/15/31 . .............. United States 763,262 763,262
c ,h
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.533% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 898,739 899,547
c ,h
Trinitas CLO XII Ltd. , 2020-12A , A1R2 , 144A, FRN , 4.908% ,
( 3-month SOFR + 1.05% ), 4/25/33 . .................... United States 1,713,235 1,714,825
c
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 2,896,037 2,895,482
c ,h
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 8,500,000 8,508,898
c ,h
Voya CLO Ltd. ,
2018-2A , A2 , 144A, FRN , 5.416% , ( 3-month SOFR + 1.512% ),
7/15/31 ......................................... United States 2,500,000 2,502,047
2019-3A , AR , 144A, FRN , 5.223% , ( 3-month SOFR + 1.342% ),
10/17/32 ........................................ United States 1,549,568 1,550,691
229,078,024
a a a a a a
Passenger Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% ,
6/15/28 . ......................................... United States 30,350 29,463
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 103,106 103,130
132,593
a a a a a a
Total Asset-Backed Securities (Cost $ 312,513,442 ) ............................
311,212,178
Commercial Mortgage-Backed Securities 3.7%
Financial Services 3.7%
n ,o
BANK5 Trust , 2025-5YR15 , XA , IO, FRN , 1.221% , 7/15/58 .... United States 9,501,932 468,644
n ,o
BBCMS Mortgage Trust , 2025-5C34 , XA , IO, FRN , 1.168% ,
5/15/58 ......................................... United States 61,974,341 2,895,193
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 4,046,728 3,902,321
n,o
2025-V15 , XA , IO, FRN , 1.119% , 6/15/58 ................ United States 46,788,950 2,109,578
c,n,o
2025-V18 , XA , IO, 144A, FRN , 1.473% , 10/15/58 .......... United States 15,821,000 862,123
n ,o
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.354% , 5/15/58 United States 41,288,153 2,134,965
c ,h
BX Commercial Mortgage Trust , 2021-VOLT , A , 144A, FRN ,
4.847% , ( 1-month SOFR + 0.814% ), 9/15/36 ............. United States 5,260,737 5,258,506
c ,h
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 4.836% , ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 7,517,000 7,506,224
c ,h
BX Trust , 2022-IND , A , 144A, FRN , 5.523% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 4,737,927 4,743,427
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 ,
2.942% , 1/15/53 ................................... United States 2,832,269 2,722,901
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 1,250,750 1,243,642
CSAIL Commercial Mortgage Trust ,
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 34,052 33,976
2017-CX10 , A3 , 3.398% , 11/15/50 ..................... United States 3,503,257 3,497,053

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c ,d ,n
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.59% , 11/10/42 ................................... United States 2,946,000 $ 2,949,683
GS Mortgage Securities Trust ,
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 890,000 885,186
2016-GS3 , A3 , 2.592% , 10/10/49 ...................... United States 3,988,270 3,950,890
2016-GS3 , A4 , 2.85% , 10/10/49 ....................... United States 600,000 590,916
2019-GC42 , A2 , 2.933% , 9/10/52 ...................... United States 6,031,748 5,871,695
JPMBB Commercial Mortgage Securities Trust , 2016-C1 , A5 ,
3.576% , 3/17/49 ................................... United States 4,417,000 4,404,979
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 1,784,801 1,760,772
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 889,819 884,461
d
2025-5C2 , AS , 5.384% , 11/15/30 ...................... United States 3,794,000 3,896,069
d,n,o
2025-5C2 , XA , IO, FRN , 1.25% , 11/15/30 ................ United States 31,776,000 1,733,069
c ,d ,n
NYC Commercial Mortgage Trust , 2025-28L , A , 144A, FRN ,
4.668% , 11/05/38 .................................. United States 3,145,000 3,144,747
n
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , C , FRN , 4.643% , 11/15/48 ................... United States 3,012,000 2,959,008
2016-C32 , B , FRN , 4.682% , 1/15/59 ................... United States 1,308,000 1,286,266
71,696,294
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 71,394,596 ) ..............
71,696,294
Mortgage-Backed Securities 1.0%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.67% - 6.846%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 10/01/36 - 6/01/37 ....... United States 366,728 378,195
378,195
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
FHLMC Gold Pool, 30 Year , 5%, 1/01/39 .................. United States 34,275 35,265
FHLMC Pool, 15 Year , 3%, 10/01/37 ..................... United States 8,755,780 8,394,249
FHLMC Pool, 15 Year , 3.5%, 10/01/37 .................... United States 8,946,849 8,673,733
17,103,247
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA , 4.463% - 5.436%, ( 3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................. United States 11,333 11,421
FNMA , 5.475% - 5.58%, ( 1-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 4/01/28 - 7/01/34 ........ United States 12,661 12,649
FNMA , 4.206% - 5.611%, ( COFI 11th District +/- MBS Margin),
8/01/27 - 12/01/36 ................................. United States 20,058 19,863
FNMA , 6.036%, ( 5-year CMT T-Note +/- MBS Margin), 2/01/30 . United States 8,082 8,072
FNMA , 5.425% - 6.335%, ( 6-month Refinitiv USD IBOR
Consumer Cash Fallbacks +/- MBS Margin), 9/01/27 - 8/01/37 United States 267,353 269,400
FNMA , 5.307% - 6.53%, ( 12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ..................... United States 73,403 74,172
FNMA , 5.52% - 6.971%, ( 1-year CMT T-Note +/- MBS Margin),
11/01/26 - 4/01/40 ................................. United States 440,355 450,008
FNMA , 5.455% - 7.02%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 11/01/32 - 2/01/44 ........ United States 2,134,314 2,192,304
3,037,889
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 15 Year , 4%, 12/01/25 .......................... United States 2,676 2,668

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 5%, 3/01/38 ........................... United States 5,228 $ 5,373
8,041
p
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 5.375% - 5.625%, ( 1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................. United States 690 692
692
Total Mortgage-Backed Securities (Cost $ 20,186,125 ) ..........................
20,528,064
Residential Mortgage-Backed Securities 7.4%
Capital Markets 0.0%
†
h
Merrill Lynch Mortgage Investors Trust ,
2003-A , 1A , FRN , 4.846% , ( 1-month SOFR + 0.854% ), 3/25/28 United States 19,829 19,337
2003-E , A1 , FRN , 4.726% , ( 1-month SOFR + 0.734% ),
10/25/28 ........................................ United States 76,861 73,477
92,814
a a a a a a
Commercial Services & Supplies 0.1%
c ,h
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 8.033% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,488,000 2,575,271
Financial Services 7.3%
c
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................ United States 1,031,802 1,035,397
2023-NQM3 , A1 , 144A, 6.733% , 7/25/68 ................ United States 2,001,100 2,017,687
h
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
6.274% , ( 6-month SOFR + 2.428% ), 6/25/45 ............. United States 12,388 12,347
c
BRAVO Residential Funding Trust ,
n
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 1,788,097 1,719,184
2023-NQM4 , A1 , 144A, 6.435% , 5/25/63 ................ United States 4,332,409 4,357,923
2023-NQM5 , A1 , 144A, 6.505% , 6/25/63 ................ United States 452,129 455,417
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 906,147 914,505
2023-NQM8 , A1 , 144A, 6.394% , 10/25/63 ............... United States 2,339,067 2,361,933
2024-NQM1 , A1 , 144A, 5.943% , 12/01/63 ............... United States 1,405,682 1,417,630
2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 ................ United States 832,763 839,981
2024-NQM3 , A1 , 144A, 6.191% , 3/25/64 ................ United States 3,986,096 4,028,997
c
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 757,000 763,505
c ,h
Chase Home Lending Mortgage Trust , 2024-7 , A11 , 144A, FRN ,
5.483% , ( 30-day SOFR Average + 1.3% ), 6/25/55 ......... United States 735,483 735,927
n
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 4.96% ,
7/25/34 ......................................... United States 415,157 396,672
c ,n
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ......... United States 44,989 43,220
c
COLT Mortgage Loan Trust ,
n
2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ................ United States 2,181,873 2,175,802
2024-1 , A1 , 144A, 5.835% , 2/25/69 .................... United States 2,430,866 2,447,064
2024-INV1 , A1 , 144A, 5.903% , 12/25/68 ................. United States 1,679,084 1,691,986
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5% , 1/25/38 .................................. Switzerland 100,227 57,038
c
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 3,880,814 3,914,977
2024-H5 , A1 , 144A, 5.854% , 8/26/69 ................... United States 1,404,538 1,416,081
n
2025-H1 , A1 , 144A, FRN , 5.735% , 2/25/70 ............... United States 1,639,825 1,655,163
n
2025-H3 , A1 , 144A, FRN , 5.883% , 4/25/70 ............... United States 1,124,876 1,139,182
c ,n
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ...... United States 237,014 223,356

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c ,h
FHLMC STACR REMIC Trust ,
2021-DNA7 , M1 , 144A, FRN , 5.033% , ( 30-day SOFR Average
+ 0.85% ), 11/25/41 ................................. United States 302,294 $ 302,135
2024-DNA3 , M1 , 144A, FRN , 5.183% , ( 30-day SOFR Average
+ 1% ), 10/25/44 ................................... United States 375,216 375,275
2024-HQA2 , M1 , 144A, FRN , 5.383% , ( 30-day SOFR Average
+ 1.2% ), 8/25/44 .................................. United States 5,425,420 5,438,914
2025-DNA1 , A1 , 144A, FRN , 5.133% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 1,776,875 1,779,474
2025-DNA2 , A1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 5/25/45 .................................... United States 1,508,813 1,514,357
2025-DNA3 , A1 , 144A, FRN , 5.133% , ( 30-day SOFR Average +
0.95% ), 9/25/45 ................................... United States 2,359,088 2,362,656
h
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1M2 , FRN , 11.047% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 177,241 180,252
2016-C01 , 2M2 , FRN , 11.247% , ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 544,881 554,253
c
2022-R02 , 2M1 , 144A, FRN , 5.383% , ( 30-day SOFR Average +
1.2% ), 1/25/42 .................................... United States 189,526 189,535
c
2023-R08 , 1M1 , 144A, FRN , 5.683% , ( 30-day SOFR Average +
1.5% ), 10/25/43 ................................... United States 4,913,048 4,931,139
c
2024-R02 , 1M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 1,622,345 1,623,879
c
2024-R03 , 2M1 , 144A, FRN , 5.333% , ( 30-day SOFR Average +
2.3% ), 3/25/44 .................................... United States 1,944,170 1,944,744
c
2024-R05 , 2M1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 900,659 900,565
c
2024-R06 , 1M1 , 144A, FRN , 5.233% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 520,161 520,278
c
2025-R01 , 1A1 , 144A, FRN , 5.133% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 1,510,361 1,512,083
c
2025-R02 , 1A1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 949,162 951,456
c
2025-R03 , 2A1 , 144A, FRN , 5.633% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 1,445,066 1,455,211
c
2025-R04 , 1A1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 1,288,989 1,291,738
c ,h
GS Mortgage-Backed Securities Trust , 2025-PJ8 , A27 , 144A,
FRN , 5.483% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ..... United States 740,703 741,054
n
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 6.625% ,
1/25/35 ......................................... United States 50,948 48,628
c
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 1,598,250 1,613,023
c
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 1,713,771 1,713,281
J.P. Morgan Mortgage Trust ,
n
2004-A1 , 5A1 , FRN , 6.832% , 2/25/34 ................... United States 13,700 13,902
c,n
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................. United States 1,716,481 1,537,306
c
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 926,097 932,866
c ,n
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 715,000 720,212
c ,n
Mill City Mortgage Loan Trust ,
2018-1 , A1 , 144A, FRN , 3.25% , 5/25/62 ................. United States 658,316 654,561
2018-4 , A1B , 144A, FRN , 3.5% , 4/25/66 ................. United States 2,543,398 2,501,795
c
Morgan Stanley Residential Mortgage Loan Trust ,
h
2024-4 , AF , 144A, FRN , 5.533% , ( 30-day SOFR Average +
1.35% ), 9/25/54 ................................... United States 1,954,274 1,952,493

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
Morgan Stanley Residential Mortgage Loan Trust, (continued)
2024-NQM1 , A1 , 144A, 6.152% , 12/25/68 ............... United States 2,006,028 $ 2,024,386
h
New York Mortgage Trust , 2005-3 , M1 , FRN , 4.781% , ( 1-month
SOFR + 0.789% ), 2/25/36 ........................... United States 16,552 16,405
c
OBX Trust ,
h
2018-1 , A2 , 144A, FRN , 4.756% , ( 1-month SOFR + 0.764% ),
6/25/57 ......................................... United States 459,784 451,178
n
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 655,375 588,643
2023-NQM10 , A1 , 144A, 6.465% , 10/25/63 .............. United States 3,534,191 3,570,547
2024-NQM1 , A1 , 144A, 5.928% , 11/25/63 ............... United States 1,482,303 1,493,381
2024-NQM2 , A1 , 144A, 5.878% , 12/25/63 ............... United States 1,347,691 1,358,077
2024-NQM3 , A1 , 144A, 6.129% , 12/25/63 ............... United States 1,476,310 1,492,570
2024-NQM4 , A1 , 144A, 6.067% , 1/25/64 ................ United States 887,754 898,207
2024-NQM8 , A1 , 144A, 6.233% , 5/25/64 ................ United States 2,428,677 2,460,217
c ,n
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 1,389,250 1,358,952
c ,h
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 5.533% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 513,008 514,370
c
PRKCM Trust ,
2024-AFC1 , A1 , 144A, 6.333% , 3/25/59 ................. United States 1,327,661 1,339,400
2024-HOME1 , A1 , 144A, 6.431% , 5/25/59 ............... United States 1,456,894 1,477,937
c ,n
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,263,675 1,129,675
c ,n
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 5,965,526 5,402,809
c ,h
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.915% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 6,868,000 6,973,067
2025-3 , A , 144A, FRN , 4.915% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 6,890,000 6,912,725
2025-7 , A , 144A, FRN , 4.891% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 6,909,000 6,925,782
h
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 4.846% ,
( 1-month SOFR + 0.854% ), 9/25/34 .................... United States 188,688 179,509
c
Toorak Mortgage Trust , 2025-RRTL1 , A1 , 144A, 5.524% , 2/25/40 United States 910,000 915,698
c ,n
Towd Point Mortgage Trust ,
2018-4 , A1 , 144A, FRN , 3% , 6/25/58 ................... United States 6,402,258 6,101,646
2019-1 , A1 , 144A, FRN , 3.75% , 3/25/58 ................. United States 4,454,923 4,347,030
c
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 459,991 465,091
2023-INV2 , A1 , 144A, 6.443% , 8/25/68 ................. United States 644,429 649,143
n
2023-INV3 , A1 , 144A, FRN , 6.876% , 11/25/68 ............ United States 1,340,143 1,361,454
2024-2 , A1 , 144A, 6.095% , 2/25/69 .................... United States 517,719 522,728
2024-3 , A1 , 144A, 6.338% , 4/25/69 .................... United States 2,219,899 2,248,661
2024-4 , A1 , 144A, 6.218% , 6/25/69 .................... United States 1,526,069 1,548,021
2024-INV1 , A1 , 144A, 6.116% , 3/25/69 .................. United States 574,390 580,869
141,386,217
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 145,422,912 ) ..............
144,054,302
Agency Commercial Mortgage-Backed Securities 8.5%
Financial Services 8.5%
FHLMC ,
h
413 , F23 , FRN , 5.233% , ( 30-day SOFR Average + 1.05% ),
5/25/54 ......................................... United States 3,383,284 3,388,903
o
5365 , IO, 2.5% , 7/25/51 ............................. United States 19,421,759 3,127,841

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
h
5420 , CF , FRN , 5.133% , ( 30-day SOFR Average + 0.95% ),
6/25/54 ......................................... United States 3,804,150 $ 3,817,747
h
5438 , FB , FRN , 5.083% , ( 30-day SOFR Average + 0.9% ),
8/25/54 ......................................... United States 4,845,798 4,850,398
h
5438 , FC , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ),
8/25/54 ......................................... United States 5,967,956 5,984,739
h
5478 , FK , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ),
2/25/54 ......................................... United States 7,234,683 7,252,934
h
5510 , FK , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ),
2/25/55 ......................................... United States 5,378,772 5,392,343
h
5517 , FH , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ),
3/25/55 ......................................... United States 6,748,391 6,787,773
h
5534 , FY , FRN , 5.383% , ( 30-day SOFR Average + 1.2% ),
5/25/55 ......................................... United States 9,217,555 9,266,952
h
5537 , FC , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ),
5/25/55 ......................................... United States 9,338,016 9,378,698
h
5549 , FE , FRN , 5.383% , ( 30-day SOFR Average + 1.2% ),
6/25/55 ......................................... United States 9,228,634 9,282,736
h
5568 , FG , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ),
8/25/55 ......................................... United States 7,464,516 7,489,350
FNMA ,
o
2020-77 , HI , IO, 4% , 11/25/50 ........................ United States 11,785,419 2,422,989
h
2024-22 , FG , FRN , 5.383% , ( 30-day SOFR Average + 1.2% ),
5/25/54 ......................................... United States 6,353,023 6,379,669
h
2024-33 , KF , FRN , 5.133% , ( 30-day SOFR Average + 0.95% ),
1/25/54 ......................................... United States 1,408,873 1,413,917
h
2024-39 , DF , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ),
6/25/54 ......................................... United States 6,602,355 6,620,259
h
2024-54 , FC , FRN , 5.153% , ( 30-day SOFR Average + 0.97% ),
8/25/54 ......................................... United States 5,740,264 5,763,517
h
2024-77 , DF , FRN , 5.383% , ( 30-day SOFR Average + 1.2% ),
10/25/53 ........................................ United States 9,080,478 9,123,392
h
2024-77 , FM , FRN , 5.133% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 5,862,714 5,860,452
h
2024-8 , FA , FRN , 5.233% , ( 30-day SOFR Average + 1.05% ),
3/25/54 ......................................... United States 6,545,287 6,573,172
h
2024-82 , FE , FRN , 5.133% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 7,448,101 7,445,237
h
2024-93 , FD , FRN , 5.233% , ( 30-day SOFR Average + 1.05% ),
12/25/54 ........................................ United States 7,423,329 7,435,772
h
2024-98 , FA , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 7,640,132 7,666,046
h
2025-55 , FG , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ),
7/25/55 ......................................... United States 9,549,794 9,580,452
o
438 , C7 , IO, 3% , 1/25/53 ............................ United States 19,946,771 3,535,098
o
GNMA ,
2019-137 , PI , IO, 3.5% , 11/20/49 ...................... United States 19,863,685 3,822,687
2020-189 , IA , IO, 4% , 12/20/49 ....................... United States 16,035,059 3,507,773
2022-155 , IA , IO, 2.5% , 10/20/50 ...................... United States 20,475,923 3,104,572
166,275,418
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 165,894,768 ) ......
166,275,418

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.9%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 3,880,000 $ 3,561,617
New York 0.4%
Empire State Development Corp. ,
Revenue , 2019 B , ETM, 2.25% , 3/15/26 ................. United States 8,750,000 8,690,438
8,690,438
Texas 0.3%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ................................... United States 4,825,000 4,799,046
Total Municipal Bonds (Cost $ 17,279,050 ) ....................................
17,051,101
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 60,686 923
a
Mesquite Energy, Inc., Escrow Account ................... United States 1,900,000 9,595
Total Escrows and Litigation Trusts (Cost $ 1,838,967 ) .........................
10,518
Total Long Term Investments (Cost $ 1,887,604,041 ) ...........................
1,882,751,297
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Credit Default Swaptions 0.0%
†
Buy protection on CDX.NA.IG.45-V1 , Strike Price $ 0.01 ,
Counterparty CITI , Expires 2/18/26 ..................... 1 49,100,000 180,274
Total Options Purchased (Cost $ 152,210 ) ....................................
180,274
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
q,r
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 49,372,645 49,372,645
Total Money Market Funds (Cost $ 49,372,645 ) ................................
49,372,645

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
s
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
q,r
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 2,574,000 $ 2,574,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 2,574,000 ) ..........................................................
2,574,000
Total Short Term Investments (Cost $ 51,946,645 ) ..............................
51,946,645
a
Total Investments (Cost $ 1,939,702,896 ) 98.9% ................................
$1,934,878,216
Options Written (0.0) %
†
....................................................
(197,874)
Other Assets, less Liabilities 1.1% ...........................................
20,162,174
Net Assets 100.0% .........................................................
$1,954,842,516
a a a
Number of
Contracts
Notional
Amount
#
t
Options Written (0.0)%
†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%
†
Sell protection on CDX.NA.IG.45-V1 , Strike Price $ 0.01 ,
Counterparty CITI , Expires 2/18/26 ..................... 1 (98,200,000) (197,874)
Total Options Written (Premiums received $ 167,922 ) ..........................
$ (197,874)

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $663,780,981, representing 34.0% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
A portion or all of the security is on loan at October 31, 2025. See Note 1(f).
g
See Note 1(h) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Income may be received in additional securities and/or cash.
j
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
A supranational organization is an entity formed by two or more central governments through international treaties.
l
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(k).
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the value of this security pledged amounted to
$3,687,860, representing 0.2% net assets.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
q
See Note 3(f) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 1(f) regarding securities on loan.
t
See Note 1(d) regarding written options.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

,
At October 31, 2025, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 0.2%
Block, Inc.
a
7848970.SQ.FTS.B, 4.778%, 11/30/25 ... $ 288 $ 268
a
7849083.SQ.FTS.B, 5.535%, 11/30/25 ... 38,665 26,042
a
7848873.SQ.FTS.B, 6.137%, 11/30/25 ... 104 73
a
7853646.SQ.FTS.B, 4.78%, 12/03/25 .... 18,974 13,921
a
7856445.SQ.FTS.B, 4.781%, 12/03/25 ... 2,299 1,984
a,b
7856900.SQ.FTS.B, 6.162%, 12/04/25 ... 2,525 64
a,b
7863894.SQ.FTS.B, 4.751%, 12/05/25 ... 3,546 66
a
7863771.SQ.FTS.B, 5.098%, 12/05/25 ... 1,151 876
a
7863751.SQ.FTS.B, 5.443%, 12/05/25 ... 389 199
a,b
7868430.SQ.FTS.B, 5.092%, 12/06/25 ... 2,574 122
a
7869066.SQ.FTS.B, 5.342%, 12/06/25 ... 12 11
a,b
7869279.SQ.FTS.B, 6.134%, 12/06/25 ... 223 5
a,b
7869425.SQ.FTS.B, 6.154%, 12/06/25 ... 725 433
a,b
7868834.SQ.FTS.B, 6.284%, 12/06/25 ... 2,780 67
a
7873308.SQ.FTS.B, 4.744%, 12/07/25 ... 625 301
a
7870287.SQ.FTS.B, 6.154%, 12/07/25 ... 544 319
a
7874044.SQ.FTS.B, 5.723%, 12/08/25 ... 2,344 1,482
a
7874823.SQ.FTS.B, 6.172%, 12/08/25 ... 83 57
a,b
7873942.SQ.FTS.B, 6.507%, 12/08/25 ... 715 19
a,b
7874931.SQ.FTS.B, 5.348%, 12/09/25 ... 1,670 80
a,b
7875074.SQ.FTS.B, 5.91%, 12/09/25 .... 2,664 60
a
7876689.SQ.FTS.B, 5.098%, 12/10/25 ... 4,269 2,613
a
7883010.SQ.FTS.B, 4.78%, 12/11/25 .... 1,450 1,271
a,b
7882477.SQ.FTS.B, 6.166%, 12/11/25 ... 2,881 78
a,b
7884810.SQ.FTS.B, 4.728%, 12/12/25 ... 1,095 18
a
7885251.SQ.FTS.B, 4.747%, 12/12/25 ... 7,640 4,384
a,b
7891927.SQ.FTS.B, 4.729%, 12/13/25 ... 450 12
a
7889618.SQ.FTS.B, 5.099%, 12/13/25 ... 2,499 1,709
a
7890802.SQ.FTS.B, 6.16%, 12/13/25 .... 862 488
a,b
7889784.SQ.FTS.B, 6.168%, 12/13/25 ... 2,381 66
a
7898972.SQ.FTS.B, 4.78%, 12/15/25 .... 6,524 4,702
a,b
7899837.SQ.FTS.B, 4.752%, 12/16/25 ... 3,998 1,657
a
7899916.SQ.FTS.B, 5.346%, 12/16/25 ... 4,477 3,009
a,b
7901578.SQ.FTS.B, 5.535%, 12/17/25 ... 1,958 52
a
7906477.SQ.FTS.B, 5.091%, 12/18/25 ... 70 66
a
7910287.SQ.FTS.B, 5.355%, 12/19/25 ... 1,180 869
a,b
7914492.SQ.FTS.B, 5.907%, 12/20/25 ... 576 363
a,b
7912392.SQ.FTS.B, 6.164%, 12/20/25 ... 232 151
a,b
7918484.SQ.FTS.B, 4.745%, 12/21/25 ... 4,063 58
a,b
7915836.SQ.FTS.B, 4.781%, 12/21/25 ... 2,661 1,582
a
7915632.SQ.FTS.B, 4.784%, 12/21/25 ... 746 679
a
7919425.SQ.FTS.B, 5.917%, 12/22/25 ... 1,012 607
a
7919391.SQ.FTS.B, 5.921%, 12/22/25 ... 512 383
a,b
7919249.SQ.FTS.B, 6.171%, 12/22/25 ... 2,482 40
Description
Principal
Amount Value
Block, Inc. (continued)
a
7920284.SQ.FTS.B, 4.78%, 12/23/25 .... $ 846 $ 700
a
7921388.SQ.FTS.B, 5.338%, 12/24/25 ... 546 420
a
7922081.SQ.FTS.B, 5.346%, 12/24/25 ... 2,519 2,249
a
7924093.SQ.FTS.B, 5.346%, 12/24/25 ... 11,977 7,438
a
7926507.SQ.FTS.B, 6.168%, 12/25/25 ... 175 148
a,b
7931938.SQ.FTS.B, 4.757%, 12/26/25 ... 1,074 18
a,b
7928332.SQ.FTS.B, 6.144%, 12/26/25 ... 468 12
a,b
7929817.SQ.FTS.B, 6.164%, 12/26/25 ... 994 31
a
7931303.SQ.FTS.B, 6.474%, 12/26/25 ... 2,008 1,069
a
7935404.SQ.FTS.B, 4.78%, 12/27/25 .... 651 565
a
7937401.SQ.FTS.B, 5.438%, 12/27/25 ... 193 125
a,b
7936898.SQ.FTS.B, 5.446%, 12/27/25 ... 788 12
a
7934586.SQ.FTS.B, 5.727%, 12/27/25 ... 377 325
a,b
7936014.SQ.FTS.B, 5.913%, 12/27/25 ... 17,355 394
a
7939609.SQ.FTS.B, 5.534%, 12/28/25 ... 787 623
a
7938565.SQ.FTS.B, 6.294%, 12/28/25 ... 1,952 1,106
a,b
7942328.SQ.FTS.B, 4.759%, 12/29/25 ... 2,917 31
a
7942380.SQ.FTS.B, 5.726%, 12/29/25 ... 3,081 1,433
a,b
7943096.SQ.FTS.B, 6.162%, 12/30/25 ... 6,989 173
a,b
7942994.SQ.FTS.B, 6.178%, 12/30/25 ... 531 9
a,b
7946958.SQ.FTS.B, 4.75%, 1/01/26 ..... 4,192 105
a
7946336.SQ.FTS.B, 4.752%, 1/01/26 .... 357 168
a,b
7944951.SQ.FTS.B, 4.762%, 1/01/26 .... 688 15
a,b
7945338.SQ.FTS.B, 4.78%, 1/01/26 ..... 11,241 432
a
7944011.SQ.FTS.B, 4.784%, 1/01/26 .... 2,935 1,312
a
7947566.SQ.FTS.B, 5.922%, 1/01/26 .... 2,031 1,043
a,b
7947625.SQ.FTS.B, 6.163%, 1/01/26 .... 1,915 34
a,b
7951311.SQ.FTS.B, 4.777%, 1/02/26 .... 537 9
a
7951847.SQ.FTS.B, 5.094%, 1/02/26 .... 25,989 16,365
a,b
7952600.SQ.FTS.B, 5.35%, 1/02/26 ..... 5,840 134
a,b
7951787.SQ.FTS.B, 5.407%, 1/02/26 .... 997 8
a,b
7951448.SQ.FTS.B, 5.444%, 1/02/26 .... 2,679 100
a,b
7951324.SQ.FTS.B, 5.535%, 1/02/26 .... 294 143
a
7949460.SQ.FTS.B, 5.937%, 1/02/26 .... 390 270
a,b
7950492.SQ.FTS.B, 6.475%, 1/02/26 .... 4,103 93
a,b
7955770.SQ.FTS.B, 4.78%, 1/03/26 ..... 11,019 432
a
7957118.SQ.FTS.B, 5.091%, 1/03/26 .... 3,194 2,338
a,b
7957773.SQ.FTS.B, 5.911%, 1/03/26 .... 7,927 4,576
a
7957265.SQ.FTS.B, 5.915%, 1/03/26 .... 1,501 1,001
a
7960740.SQ.FTS.B, 4.78%, 1/05/26 ..... 28,207 22,709
a
7964871.SQ.FTS.B, 6.168%, 1/07/26 .... 145 126
a
7966867.SQ.FTS.B, 4.762%, 1/08/26 .... 458 168
a
7966654.SQ.FTS.B, 5.528%, 1/08/26 .... 1,021 446
a
7967637.SQ.FTS.B, 5.535%, 1/08/26 .... 233 220

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7967183.SQ.FTS.B, 6.163%, 1/08/26 .... $ 1,289 $ 883
a
7966492.SQ.FTS.B, 6.164%, 1/08/26 .... 541 338
a,b
7970899.SQ.FTS.B, 5.349%, 1/09/26 .... 8,001 178
a,b
7971514.SQ.FTS.B, 5.436%, 1/09/26 .... 3,454 84
a
7971048.SQ.FTS.B, 5.739%, 1/09/26 .... 665 497
a,b
7971074.SQ.FTS.B, 6.164%, 1/09/26 .... 6,655 183
a
7980290.SQ.FTS.B, 5.346%, 1/11/26 .... 18,424 10,143
a
7982077.SQ.FTS.B, 5.351%, 1/12/26 .... 1,079 838
a,b
7981977.SQ.FTS.B, 5.917%, 1/12/26 .... 2,349 79
a
7983412.SQ.FTS.B, 5.92%, 1/12/26 ..... 1,117 396
a
7981527.SQ.FTS.B, 6.164%, 1/12/26 .... 2,038 1,213
a
7984094.SQ.FTS.B, 4.776%, 1/13/26 .... 1,262 1,078
a,b
7984186.SQ.FTS.B, 6.162%, 1/13/26 .... 1,037 22
a,b
7984217.SQ.FTS.B, 6.491%, 1/13/26 .... 1,793 34
a,b
7985368.SQ.FTS.B, 5.436%, 1/14/26 .... 2,349 39
a,b
7987855.SQ.FTS.B, 4.735%, 1/15/26 .... 1,031 393
a
7987790.SQ.FTS.B, 4.78%, 1/15/26 ..... 2,074 1,487
a
7988632.SQ.FTS.B, 5.346%, 1/15/26 .... 4,781 3,624
a,b
7987273.SQ.FTS.B, 5.357%, 1/15/26 .... 1,447 51
a,b
7991684.SQ.FTS.B, 4.775%, 1/16/26 .... 3,015 659
a
8000369.SQ.FTS.B, 4.78%, 1/17/26 ..... 5,973 5,396
a
7994568.SQ.FTS.B, 5.092%, 1/17/26 .... 1,333 1,121
a,b
8000882.SQ.FTS.B, 5.913%, 1/17/26 .... 14,351 5,818
a
7993734.SQ.FTS.B, 6.147%, 1/17/26 .... 686 198
a
7993784.SQ.FTS.B, 6.289%, 1/17/26 .... 1,743 1,409
a
8004901.SQ.FTS.B, 5.355%, 1/18/26 .... 804 657
a,b
8004961.SQ.FTS.B, 6.166%, 1/18/26 .... 12,843 151
a,b
8007128.SQ.FTS.B, 4.78%, 1/19/26 ..... 3,770 3,219
a
8006609.SQ.FTS.B, 6.164%, 1/19/26 .... 589 258
a,b
8007977.SQ.FTS.B, 6.172%, 1/19/26 .... 1,517 655
a
8008058.SQ.FTS.B, 6.48%, 1/19/26 ..... 1,696 1,169
a
8009940.SQ.FTS.B, 4.745%, 1/20/26 .... 1,815 1,170
a,b
8014750.SQ.FTS.B, 5.716%, 1/22/26 .... 3,086 36
a,b
8013310.SQ.FTS.B, 5.723%, 1/22/26 .... 38,986 1,320
a,b
8016211.SQ.FTS.B, 5.451%, 1/23/26 .... 2,578 33
a
8016338.SQ.FTS.B, 5.525%, 1/23/26 .... 806 510
a
8026166.SQ.FTS.B, 4.78%, 1/25/26 ..... 2,445 2,418
a,b
8029246.SQ.FTS.B, 4.78%, 1/26/26 ..... 25,021 549
a
8033467.SQ.FTS.B, 6.167%, 1/29/26 .... 359 309
a
8033451.SQ.FTS.B, 6.263%, 1/29/26 .... 358 241
a,b
8033875.SQ.FTS.B, 6.479%, 1/29/26 .... 229 198
a
8035306.SQ.FTS.B, 6.486%, 1/29/26 .... 53 44
a,b
8038749.SQ.FTS.B, 4.78%, 1/30/26 ..... 148 3
a
8040298.SQ.FTS.B, 4.781%, 1/30/26 .... 5,038 4,368
a
8042258.SQ.FTS.B, 5.097%, 1/31/26 .... 3,334 2,677
a
8049787.SQ.FTS.B, 4.758%, 2/01/26 .... 266 176
Description
Principal
Amount Value
Block, Inc. (continued)
a
8048204.SQ.FTS.B, 4.78%, 2/01/26 ..... $ 107 $ 73
a,b
8046718.SQ.FTS.B, 5.354%, 2/01/26 .... 2,330 49
a
8046874.SQ.FTS.B, 5.522%, 2/01/26 .... 1,069 777
a
8048248.SQ.FTS.B, 5.535%, 2/01/26 .... 12,684 7,918
a,b
8053068.SQ.FTS.B, 4.749%, 2/02/26 .... 762 12
a
8055160.SQ.FTS.B, 6.471%, 2/03/26 .... 741 567
a
8055848.SQ.FTS.B, 5.909%, 2/04/26 .... 512 260
a,b
8058200.SQ.FTS.B, 4.739%, 2/05/26 .... 634 294
a
8058016.SQ.FTS.B, 5.097%, 2/05/26 .... 1,568 1,380
a,b
8060490.SQ.FTS.B, 4.78%, 2/06/26 ..... 1,882 761
a
8060190.SQ.FTS.B, 5.722%, 2/06/26 .... 1,926 1,710
a,b
8063150.SQ.FTS.B, 5.911%, 2/06/26 .... 32,004 512
a,b
8073414.SQ.FTS.B, 5.095%, 2/09/26 .... 7,891 155
a
8075041.SQ.FTS.B, 5.348%, 2/09/26 .... 1,056 972
a
8074973.SQ.FTS.B, 5.445%, 2/09/26 .... 1,741 900
a
8073755.SQ.FTS.B, 6.164%, 2/09/26 .... 13,711 8,137
a,b
8076658.SQ.FTS.B, 5.428%, 2/10/26 .... 870 14
a
8076290.SQ.FTS.B, 5.433%, 2/10/26 .... 1,610 524
a
8077232.SQ.FTS.B, 4.785%, 2/11/26 .... 764 642
a
8079163.SQ.FTS.B, 5.461%, 2/12/26 .... 355 211
a
8079176.SQ.FTS.B, 5.913%, 2/12/26 .... 662 461
a
8080681.SQ.FTS.B, 6.477%, 2/12/26 .... 180 153
a
8081626.SQ.FTS.B, 4.78%, 2/13/26 ..... 753 730
a
8081859.SQ.FTS.B, 5.549%, 2/13/26 .... 47 46
a,b
8087504.SQ.FTS.B, 4.749%, 2/14/26 .... 869 24
a,b
8084982.SQ.FTS.B, 5.35%, 2/14/26 ..... 2,214 49
a,b
8084848.SQ.FTS.B, 6.17%, 2/14/26 ..... 588 10
a
8086839.SQ.FTS.B, 6.17%, 2/14/26 ..... 921 684
a
8093270.SQ.FTS.B, 4.78%, 2/15/26 ..... 4,436 3,576
a
8097209.SQ.FTS.B, 5.532%, 2/17/26 .... 1,545 1,441
a,b
8099047.SQ.FTS.B, 4.747%, 2/19/26 .... 4,041 62
a
8101006.SQ.FTS.B, 4.78%, 2/19/26 ..... 1,883 1,801
a
8100556.SQ.FTS.B, 6.289%, 2/19/26 .... 1,233 619
a
8104401.SQ.FTS.B, 5.094%, 2/20/26 .... 29,836 21,384
a,b
8107707.SQ.FTS.B, 4.762%, 2/21/26 .... 762 12
a
8107578.SQ.FTS.B, 4.78%, 2/21/26 ..... 1,324 1,294
a,b
8112993.SQ.FTS.B, 4.78%, 2/22/26 ..... 3,243 2,340
a
8116985.SQ.FTS.B, 5.346%, 2/23/26 .... 990 713
a
8117025.SQ.FTS.B, 5.43%, 2/23/26 ..... 1,119 628
a
8117644.SQ.FTS.B, 6.132%, 2/23/26 .... 367 225
a
8119126.SQ.FTS.B, 4.778%, 2/24/26 .... 4,110 2,745
a
8119327.SQ.FTS.B, 6.152%, 2/24/26 .... 4,441 2,591
a
8119812.SQ.FTS.B, 4.778%, 2/25/26 .... 1,369 1,126
a
8121851.SQ.FTS.B, 5.086%, 2/26/26 .... 1,161 946
a,b
8130671.SQ.FTS.B, 4.78%, 2/28/26 ..... 67,056 900
a
8128102.SQ.FTS.B, 4.79%, 2/28/26 ..... 419 409

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8140201.SQ.FTS.B, 5.104%, 2/28/26 .... $ 20 $ 19
a
8128205.SQ.FTS.B, 5.112%, 2/28/26 .... 8,465 7,112
a
8140040.SQ.FTS.B, 5.41%, 2/28/26 ..... 94 93
a,b
8143126.SQ.FTS.B, 5.66%, 2/28/26 ..... 11,172 6,164
a,b
8136487.SQ.FTS.B, 6.145%, 2/28/26 .... 2,070 33
a,b
8134991.SQ.FTS.B, 6.422%, 2/28/26 .... 11,681 158
a
8135734.SQ.FTS.B, 6.422%, 2/28/26 .... 2,899 2,515
a
8139109.SQ.FTS.B, 6.432%, 2/28/26 .... 1,705 546
a
8139490.SQ.FTS.B, 6.681%, 2/28/26 .... 1,336 623
a
8143502.SQ.FTS.B, 4.785%, 3/01/26 .... 61 61
a
8143539.SQ.FTS.B, 6.162%, 3/01/26 .... 901 360
a
8144457.SQ.FTS.B, 6.423%, 3/02/26 .... 360 335
a,b
8146384.SQ.FTS.B, 5.91%, 3/03/26 ..... 10,073 231
a
8151554.SQ.FTS.B, 4.78%, 3/04/26 ..... 1,133 1,028
a
8151728.SQ.FTS.B, 5.411%, 3/04/26 .... 2,036 1,883
a
8157388.SQ.FTS.B, 4.958%, 3/05/26 .... 1,734 1,428
a
8157766.SQ.FTS.B, 6.42%, 3/05/26 ..... 8,544 4,582
a
8161846.SQ.FTS.B, 4.78%, 3/06/26 ..... 2,115 2,012
a
8159049.SQ.FTS.B, 4.781%, 3/06/26 .... 6,274 3,115
a
8158900.SQ.FTS.B, 4.953%, 3/06/26 .... 2,749 737
a,b
8162106.SQ.FTS.B, 5.113%, 3/06/26 .... 4,653 3,702
a
8162270.SQ.FTS.B, 5.409%, 3/07/26 .... 3,591 3,317
a
8162740.SQ.FTS.B, 5.666%, 3/07/26 .... 3,723 1,535
a
8165388.SQ.FTS.B, 5.112%, 3/09/26 .... 4,972 4,363
a
8164341.SQ.FTS.B, 6.153%, 3/09/26 .... 1,137 1,005
a
8166181.SQ.FTS.B, 6.341%, 3/09/26 .... 1,043 609
a
8169173.SQ.FTS.B, 4.78%, 3/10/26 ..... 3,726 2,699
a,b
8170308.SQ.FTS.B, 6.151%, 3/10/26 .... 42,780 1,108
a,b
8169308.SQ.FTS.B, 6.42%, 3/10/26 ..... 12,467 211
a
8171784.SQ.FTS.B, 6.141%, 3/11/26 .... 397 293
a
8177540.SQ.FTS.B, 5.11%, 3/12/26 ..... 831 776
a,b
8185099.SQ.FTS.B, 6.158%, 3/14/26 .... 1,440 18
a
8184762.SQ.FTS.B, 6.545%, 3/14/26 .... 217 195
a,b
8186943.SQ.FTS.B, 6.428%, 3/16/26 .... 3,070 41
a
8186865.SQ.FTS.B, 6.547%, 3/16/26 .... 659 447
a,b
8189328.SQ.FTS.B, 6.676%, 3/16/26 .... 3,422 56
a,b
8193280.SQ.FTS.B, 6.416%, 3/17/26 .... 1,300 34
a
8194971.SQ.FTS.B, 4.78%, 3/18/26 ..... 30,109 26,471
a
8193543.SQ.FTS.B, 4.946%, 3/18/26 .... 313 188
a,b
8196327.SQ.FTS.B, 6.426%, 3/18/26 .... 2,858 48
a
8199561.SQ.FTS.B, 5.66%, 3/19/26 ..... 2,382 1,858
a
8202603.SQ.FTS.B, 5.66%, 3/19/26 ..... 1,773 1,629
a
8202121.SQ.FTS.B, 5.676%, 3/19/26 .... 1,030 772
a
8204568.SQ.FTS.B, 5.112%, 3/20/26 .... 4,422 4,119
a,b
8203457.SQ.FTS.B, 6.419%, 3/20/26 .... 1,811 507
a
8205366.SQ.FTS.B, 6.55%, 3/20/26 ..... 1,686 1,247
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8205130.SQ.FTS.B, 6.676%, 3/20/26 .... $ 1,250 $ 28
a
8206377.SQ.FTS.B, 6.145%, 3/21/26 .... 1,558 1,228
a
8207593.SQ.FTS.B, 4.776%, 3/22/26 .... 1,497 1,423
a
8209500.SQ.FTS.B, 5.113%, 3/23/26 .... 115 112
a
8209272.SQ.FTS.B, 5.119%, 3/23/26 .... 777 719
a,b
8209936.SQ.FTS.B, 6.326%, 3/23/26 .... 7,494 151
a
8212910.SQ.FTS.B, 4.779%, 3/24/26 .... 2,727 2,419
a,b
8212774.SQ.FTS.B, 4.962%, 3/24/26 .... 2,236 43
a
8212645.SQ.FTS.B, 5.919%, 3/24/26 .... 939 734
a
8217192.SQ.FTS.B, 4.779%, 3/25/26 .... 8,285 7,390
a
8216126.SQ.FTS.B, 4.781%, 3/25/26 .... 4,724 4,541
a,b
3212181.SQ.FTS.B, 7.601%, 3/18/32 .... 380 –
a,b
3210332.SQ.FTS.B, 7.921%, 3/18/32 .... 4,369 –
a,b
3232249.SQ.FTS.B, 3.398%, 3/25/32 .... 828 –
a,b
3233993.SQ.FTS.B, 4.689%, 3/26/32 .... 355 –
a,b
3234758.SQ.FTS.B, 5.438%, 3/28/32 .... 637 –
a,b
3238373.SQ.FTS.B, 4.759%, 3/29/32 .... 870 –
a,b
3255010.SQ.FTS.B, 7.921%, 4/07/32 .... 1,659 –
a,b
3260194.SQ.FTS.B, 3.38%, 4/09/32 ..... 204 –
a,b
3297660.SQ.FTS.B, 5.348%, 4/24/32 .... 556 –
a,b
3311752.SQ.FTS.B, 2.821%, 4/30/32 .... 252 –
a,b
3320535.SQ.FTS.B, 7.19%, 5/05/32 ..... 13,177 –
a,b
3336690.SQ.FTS.B, 5.389%, 5/12/32 .... 486 –
a,b
3336181.SQ.FTS.B, 5.769%, 5/12/32 .... 7,935 –
a,b
3344944.SQ.FTS.B, 5.449%, 5/17/32 .... 877 –
a,b
3361155.SQ.FTS.B, 2.72%, 5/19/32 ..... 1,466 –
a,b
3366564.SQ.FTS.B, 2.747%, 5/20/32 .... 120 –
a,b
3365511.SQ.FTS.B, 4.762%, 5/20/32 .... 243 –
a,b
3371556.SQ.FTS.B, 2.72%, 5/23/32 ..... 698 –
a,b
3401486.SQ.FTS.B, 4.108%, 6/02/32 .... 263 –
a,b
3407926.SQ.FTS.B, 2.742%, 6/03/32 .... 1,511 –
a,b
3411766.SQ.FTS.B, 4.65%, 6/04/32 ..... 5,695 1
a,b
3414237.SQ.FTS.B, 6.046%, 6/05/32 .... 2,276 –
a,b
3415734.SQ.FTS.B, 5.449%, 6/07/32 .... 4,366 –
a,b
3419699.SQ.FTS.B, 3.363%, 6/08/32 .... 10,480 –
a,b
3425756.SQ.FTS.B, 2.712%, 6/10/32 .... 821 –
a,b
3428606.SQ.FTS.B, 7.19%, 6/11/32 ..... 2,028 –
a,b
3433089.SQ.FTS.B, 4.075%, 6/14/32 .... 396 –
a,b
3432767.SQ.FTS.B, 5.396%, 6/14/32 .... 1,841 –
a,b
3434383.SQ.FTS.B, 7.19%, 6/14/32 ..... 11,741 –
a,b
3436460.SQ.FTS.B, 2.718%, 6/15/32 .... 585 –
a,b
3437194.SQ.FTS.B, 2.73%, 6/15/32 ..... 1,490 –
a,b
3435958.SQ.FTS.B, 2.734%, 6/15/32 .... 2,155 –
a,b
3436486.SQ.FTS.B, 2.761%, 6/15/32 .... 376 –
a,b
3437850.SQ.FTS.B, 4.739%, 6/16/32 .... 4,084 –
a,b
3452149.SQ.FTS.B, 4.717%, 6/21/32 .... 969 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
3463095.SQ.FTS.B, 4.008%, 6/23/32 .... $ 11,405 $ –
a,b
3472489.SQ.FTS.B, 4.098%, 6/26/32 .... 2,604 –
a,b
3487584.SQ.FTS.B, 2.731%, 6/30/32 .... 2,184 –
a,b
3510070.SQ.FTS.B, 7.19%, 7/06/32 ..... 25,800 –
a,b
3513483.SQ.FTS.B, 7.194%, 7/07/32 .... 4,792 –
a,b
3521469.SQ.FTS.B, 4.648%, 7/08/32 .... 3,422 –
a,b
3516078.SQ.FTS.B, 6.046%, 7/08/32 .... 8,033 –
a,b
3559884.SQ.FTS.B, 5.409%, 7/19/32 .... 616 –
a,b
3566831.SQ.FTS.B, 4.006%, 7/20/32 .... 2,799 –
a,b
3573904.SQ.FTS.B, 7.19%, 7/21/32 ..... 2,469 –
a,b
3572652.SQ.FTS.B, 7.205%, 7/21/32 .... 758 –
a,b
3612013.SQ.FTS.B, 3.339%, 7/29/32 .... 3,513 –
a,b
3612313.SQ.FTS.B, 3.338%, 7/30/32 .... 3,994 –
a,b
3616837.SQ.FTS.B, 3.338%, 8/01/32 .... 1,256 –
a,b
3622745.SQ.FTS.B, 6.472%, 8/03/32 .... 5,722 –
a,b
3629212.SQ.FTS.B, 4.021%, 8/05/32 .... 316 –
a,b
3631012.SQ.FTS.B, 3.34%, 8/07/32 ..... 702 –
a,b
3693768.SQ.FTS.B, 6.472%, 8/20/32 .... 1,735 –
a,b
3700150.SQ.FTS.B, 4.77%, 8/22/32 ..... 3,008 –
a,b
3760407.SQ.FTS.B, 3.331%, 9/01/32 .... 3,543 –
a,b
3842781.SQ.FTS.B, 5.079%, 9/11/32 .... 10,067 1
a,b
3849313.SQ.FTS.B, 3.333%, 9/12/32 .... 204 –
a,b
3849333.SQ.FTS.B, 3.336%, 9/12/32 .... 8,085 –
a,b
3849054.SQ.FTS.B, 4.762%, 9/12/32 .... 679 –
a,b
3869455.SQ.FTS.B, 6.476%, 9/17/32 .... 7,514 –
a,b
3877914.SQ.FTS.B, 6.472%, 9/18/32 .... 1,608 –
a,b
3908447.SQ.FTS.B, 6.149%, 9/24/32 .... 608 –
a,b
3948363.SQ.FTS.B, 3.327%, 9/30/32 .... 386 –
a,b
3953788.SQ.FTS.B, 5.339%, 9/30/32 .... 6,116 –
a,b
3953673.SQ.FTS.B, 6.149%, 9/30/32 .... 673 –
a,b
3944713.SQ.FTS.B, 6.472%, 9/30/32 .... 16,717 –
a,b
3988483.SQ.FTS.B, 3.332%, 10/06/32 ... 6,804 –
a,b
3995187.SQ.FTS.B, 5.079%, 10/07/32 ... 966 –
a,b
4012864.SQ.FTS.B, 3.365%, 10/08/32 ... 417 –
a,b
4006108.SQ.FTS.B, 6.472%, 10/08/32 ... 3,609 –
a,b
4030312.SQ.FTS.B, 4.693%, 10/13/32 ... 596 –
a,b
4027848.SQ.FTS.B, 5.079%, 10/13/32 ... 13,882 –
a,b
4039216.SQ.FTS.B, 4.675%, 10/15/32 ... 645 –
a,b
4044447.SQ.FTS.B, 4.764%, 10/16/32 ... 14,344 –
a,b
4077814.SQ.FTS.B, 3.972%, 10/23/32 ... 2,357 –
a,b
4079086.SQ.FTS.B, 5.079%, 10/23/32 ... 3,779 –
a,b
4079838.SQ.FTS.B, 5.079%, 10/23/32 ... 6,825 –
a,b
4080547.SQ.FTS.B, 4.688%, 10/24/32 ... 1,952 –
a,b
4095538.SQ.FTS.B, 6.472%, 10/28/32 ... 3,487 –
a,b
4125734.SQ.FTS.B, 5.079%, 11/05/32 ... 4,285 –
a,b
4138127.SQ.FTS.B, 5.079%, 11/09/32 ... 2,987 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4142060.SQ.FTS.B, 4.771%, 11/10/32 ... $ 1,222 $ –
a,b
4147030.SQ.FTS.B, 3.342%, 11/11/32 ... 346 –
a,b
4163065.SQ.FTS.B, 4.762%, 11/14/32 ... 1,168 –
a,b
4171907.SQ.FTS.B, 3.973%, 11/17/32 ... 4,783 –
a,b
4171680.SQ.FTS.B, 5.083%, 11/17/32 ... 3,222 –
a,b
4186988.SQ.FTS.B, 3.34%, 11/20/32 .... 375 –
a,b
4189414.SQ.FTS.B, 3.351%, 11/20/32 ... 259 –
a,b
4197129.SQ.FTS.B, 3.302%, 11/21/32 ... 38 –
a,b
4200379.SQ.FTS.B, 3.351%, 11/23/32 ... 1,060 –
a,b
4207561.SQ.FTS.B, 3.968%, 11/25/32 ... 1,742 –
a,b
4229796.SQ.FTS.B, 5.093%, 11/27/32 ... 2,213 –
a,b
4271659.SQ.FTS.B, 3.327%, 12/04/32 ... 970 –
a,b
4267608.SQ.FTS.B, 5.079%, 12/04/32 ... 4,641 –
a,b
4280865.SQ.FTS.B, 4.762%, 12/07/32 ... 7,930 –
a,b
4309215.SQ.FTS.B, 4.77%, 12/10/32 .... 2,829 –
a,b
4315085.SQ.FTS.B, 3.322%, 12/11/32 ... 753 –
a,b
4315019.SQ.FTS.B, 4.779%, 12/11/32 ... 1,296 –
a,b
4314394.SQ.FTS.B, 5.079%, 12/11/32 ... 4,763 –
a,b
4333949.SQ.FTS.B, 5.097%, 12/17/32 ... 1,348 –
a,b
4342268.SQ.FTS.B, 5.079%, 12/20/32 ... 3,769 –
a,b
4345972.SQ.FTS.B, 4.762%, 12/21/32 ... 457 –
a,b
4352084.SQ.FTS.B, 3.963%, 12/22/32 ... 1,688 –
a,b
4352239.SQ.FTS.B, 4.762%, 12/22/32 ... 620 1
a,b
4383604.SQ.FTS.B, 4.739%, 12/30/32 ... 2,916 –
a,b
4390373.SQ.FTS.B, 2.977%, 1/02/33 .... 527 –
a,b
4390406.SQ.FTS.B, 3.628%, 1/02/33 .... 834 –
a,b
4394687.SQ.FTS.B, 3.012%, 1/06/33 .... 832 –
a,b
4413064.SQ.FTS.B, 4.739%, 1/15/33 .... 661 –
a,b
4413957.SQ.FTS.B, 2.97%, 1/16/33 ..... 356 –
a,b
4430691.SQ.FTS.B, 3.002%, 1/22/33 .... 968 –
a,b
4431496.SQ.FTS.B, 3.002%, 1/22/33 .... 432 –
a,b
4438299.SQ.FTS.B, 4.423%, 1/27/33 .... 2,530 –
a,b
4438563.SQ.FTS.B, 4.739%, 1/27/33 .... 14,155 –
a,b
4452962.SQ.FTS.B, 4.739%, 2/03/33 .... 8,915 –
a,b
4455128.SQ.FTS.B, 3.003%, 2/04/33 .... 2,253 –
a,b
4457642.SQ.FTS.B, 3.633%, 2/05/33 .... 3,469 –
a,b
4463189.SQ.FTS.B, 2.996%, 2/09/33 .... 2,140 –
a,b
4465207.SQ.FTS.B, 3.007%, 2/10/33 .... 3,432 –
a,b
4481874.SQ.FTS.B, 3.005%, 2/19/33 .... 1,551 –
a,b
4481855.SQ.FTS.B, 3.016%, 2/19/33 .... 1,079 –
a,b
4484475.SQ.FTS.B, 2.998%, 2/20/33 .... 3,439 –
a,b
4484542.SQ.FTS.B, 4.744%, 2/20/33 .... 6,016 –
a,b
4488928.SQ.FTS.B, 2.992%, 2/23/33 .... 703 –
a,b
4489974.SQ.FTS.B, 4.423%, 2/24/33 .... 4,041 –
a,b
4499783.SQ.FTS.B, 4.403%, 2/28/33 .... 63 –
a,b
4508723.SQ.FTS.B, 3.299%, 3/02/33 .... 6,372 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4510936.SQ.FTS.B, 4.403%, 3/03/33 .... $ 3,094 $ –
a,b
4513287.SQ.FTS.B, 4.562%, 3/04/33 .... 12,361 –
a,b
4514072.SQ.FTS.B, 3.309%, 3/05/33 .... 1,866 –
a,b
4516974.SQ.FTS.B, 4.093%, 3/07/33 .... 88 –
a,b
4519611.SQ.FTS.B, 2.673%, 3/08/33 .... 12,933 –
a,b
4532929.SQ.FTS.B, 4.403%, 3/14/33 .... 2,327 –
a,b
4534513.SQ.FTS.B, 2.683%, 3/15/33 .... 304 –
a,b
4535094.SQ.FTS.B, 4.403%, 3/15/33 .... 3,210 1
a,b
4540937.SQ.FTS.B, 2.677%, 3/17/33 .... 6,282 –
a,b
4546342.SQ.FTS.B, 3.302%, 3/20/33 .... 3,208 –
a,b
4549873.SQ.FTS.B, 3.774%, 3/21/33 .... 201 –
a,b
4550163.SQ.FTS.B, 4.403%, 3/21/33 .... 1,397 –
a,b
4549880.SQ.FTS.B, 4.557%, 3/21/33 .... 3,819 –
a,b
4549725.SQ.FTS.B, 4.56%, 3/21/33 ..... 3,736 1
a,b
4548999.SQ.FTS.B, 4.562%, 3/21/33 .... 4,823 –
a,b
4550265.SQ.FTS.B, 4.886%, 3/21/33 .... 545 –
a,b
4555245.SQ.FTS.B, 3.302%, 3/23/33 .... 4,885 –
a,b
4557410.SQ.FTS.B, 3.304%, 3/23/33 .... 5,012 –
a,b
4556429.SQ.FTS.B, 3.927%, 3/23/33 .... 3,512 –
a,b
4558347.SQ.FTS.B, 4.55%, 3/23/33 ..... 1,070 –
a,b
4556489.SQ.FTS.B, 4.56%, 3/23/33 ..... 2,476 –
a,b
4556569.SQ.FTS.B, 4.561%, 3/23/33 .... 18,356 –
a,b
4561168.SQ.FTS.B, 4.56%, 3/24/33 ..... 715 –
a,b
4561751.SQ.FTS.B, 4.728%, 3/25/33 .... 3,074 –
a,b
4562273.SQ.FTS.B, 4.403%, 3/26/33 .... 3,405 –
a,b
4565857.SQ.FTS.B, 4.561%, 3/27/33 .... 14,859 1
a,b
4563389.SQ.FTS.B, 5.031%, 3/27/33 .... 3,392 –
a,b
4579623.SQ.FTS.B, 4.561%, 4/01/33 .... 30,289 1
a,b
4581555.SQ.FTS.B, 3.774%, 4/02/33 .... 12,639 1
a,b
4581333.SQ.FTS.B, 5.031%, 4/02/33 .... 3,759 1
a,b
4582331.SQ.FTS.B, 4.406%, 4/03/33 .... 5,425 –
a,b
4585539.SQ.FTS.B, 2.695%, 4/04/33 .... 643 –
a,b
4586510.SQ.FTS.B, 5.031%, 4/04/33 .... 6,337 –
a,b
4589242.SQ.FTS.B, 4.582%, 4/05/33 .... 488 –
a,b
4600950.SQ.FTS.B, 4.56%, 4/07/33 ..... 936 –
a,b
4601908.SQ.FTS.B, 4.566%, 4/08/33 .... 835 –
a,b
4603785.SQ.FTS.B, 4.726%, 4/08/33 .... 2,545 –
a,b
4601418.SQ.FTS.B, 4.873%, 4/08/33 .... 4,582 –
a,b
4604781.SQ.FTS.B, 3.774%, 4/09/33 .... 302 1
a,b
4606526.SQ.FTS.B, 3.31%, 4/11/33 ..... 462 –
a,b
4606149.SQ.FTS.B, 4.556%, 4/11/33 .... 2,129 –
a,b
4607817.SQ.FTS.B, 3.296%, 4/12/33 .... 768 –
a,b
4609191.SQ.FTS.B, 3.303%, 4/12/33 .... 3,661 –
a,b
4612864.SQ.FTS.B, 3.302%, 4/13/33 .... 831 –
a,b
4612909.SQ.FTS.B, 4.56%, 4/13/33 ..... 2,565 1
a,b
4618572.SQ.FTS.B, 4.403%, 4/14/33 .... 927 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4620208.SQ.FTS.B, 4.873%, 4/14/33 .... $ 2,314 $ –
a,b
4618545.SQ.FTS.B, 5.031%, 4/14/33 .... 2,720 –
a,b
4623698.SQ.FTS.B, 4.557%, 4/15/33 .... 4,549 –
a,b
4622912.SQ.FTS.B, 4.56%, 4/15/33 ..... 12,026 –
a,b
4626052.SQ.FTS.B, 3.306%, 4/18/33 .... 3,539 –
a,b
4627946.SQ.FTS.B, 4.406%, 4/18/33 .... 189 –
a,b
4625409.SQ.FTS.B, 4.565%, 4/18/33 .... 1,903 –
a,b
4626904.SQ.FTS.B, 5.031%, 4/18/33 .... 4,667 –
a,b
4630473.SQ.FTS.B, 4.571%, 4/19/33 .... 336 –
a,b
4631665.SQ.FTS.B, 4.72%, 4/20/33 ..... 4,254 –
a,b
4637259.SQ.FTS.B, 3.922%, 4/22/33 .... 146 –
a,b
4639123.SQ.FTS.B, 3.945%, 4/22/33 .... 1,166 –
a,b
4639291.SQ.FTS.B, 4.715%, 4/22/33 .... 2,606 –
a,b
4641955.SQ.FTS.B, 4.559%, 4/25/33 .... 13,703 –
a,b
4645672.SQ.FTS.B, 4.405%, 4/26/33 .... 10,185 –
a,b
4646691.SQ.FTS.B, 4.553%, 4/26/33 .... 582 –
a,b
4646107.SQ.FTS.B, 4.561%, 4/26/33 .... 2,393 –
a,b
4650952.SQ.FTS.B, 4.56%, 4/28/33 ..... 2,708 1
a,b
4652170.SQ.FTS.B, 4.568%, 4/28/33 .... 3,326 –
a,b
4655105.SQ.FTS.B, 4.557%, 4/29/33 .... 1,842 –
a,b
4654724.SQ.FTS.B, 4.56%, 4/29/33 ..... 439 –
a,b
4656767.SQ.FTS.B, 5.031%, 4/30/33 .... 2,269 –
a,b
4660611.SQ.FTS.B, 3.774%, 5/01/33 .... 1,867 –
a,b
4660577.SQ.FTS.B, 4.557%, 5/01/33 .... 5,607 –
a,b
4662056.SQ.FTS.B, 4.56%, 5/02/33 ..... 40,082 –
a,b
4665723.SQ.FTS.B, 4.569%, 5/03/33 .... 813 –
a,b
4669203.SQ.FTS.B, 3.27%, 5/04/33 ..... 309 –
a,b
4669930.SQ.FTS.B, 3.935%, 5/04/33 .... 1,076 –
a,b
4668525.SQ.FTS.B, 3.983%, 5/04/33 .... 412 –
a,b
4679063.SQ.FTS.B, 3.302%, 5/08/33 .... 2,470 –
a,b
4682306.SQ.FTS.B, 4.403%, 5/08/33 .... 19,587 –
a,b
4684220.SQ.FTS.B, 4.566%, 5/08/33 .... 332 –
a,b
4684103.SQ.FTS.B, 4.574%, 5/08/33 .... 761 –
a,b
4681090.SQ.FTS.B, 4.886%, 5/08/33 .... 1,211 –
a,b
4706260.SQ.FTS.B, 4.559%, 5/10/33 .... 2,959 –
a,b
4704761.SQ.FTS.B, 5.031%, 5/10/33 .... 1,417 –
a,b
4710517.SQ.FTS.B, 4.717%, 5/12/33 .... 3,151 –
a,b
4719485.SQ.FTS.B, 4.555%, 5/15/33 .... 1,259 –
a,b
4717011.SQ.FTS.B, 4.874%, 5/15/33 .... 8,731 –
a,b
4746441.SQ.FTS.B, 4.557%, 5/19/33 .... 1,214 –
a,b
4763575.SQ.FTS.B, 4.403%, 5/23/33 .... 1,338 –
a,b
4761481.SQ.FTS.B, 5.031%, 5/23/33 .... 4,254 –
a,b
4773719.SQ.FTS.B, 4.72%, 5/24/33 ..... 1,216 –
a,b
4790074.SQ.FTS.B, 4.568%, 5/29/33 .... 1,864 –
a,b
4789346.SQ.FTS.B, 5.031%, 5/29/33 .... 6,004 –
a,b
4794467.SQ.FTS.B, 4.539%, 5/30/33 .... 116 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4796271.SQ.FTS.B, 4.874%, 5/30/33 .... $ 1,575 $ –
a,b
4799750.SQ.FTS.B, 4.403%, 6/01/33 .... 3,222 –
a,b
4812628.SQ.FTS.B, 4.403%, 6/03/33 .... 7,404 –
a,b
4810478.SQ.FTS.B, 4.717%, 6/03/33 .... 13,210 –
a,b
4814186.SQ.FTS.B, 4.874%, 6/03/33 .... 3,604 –
a,b
4819764.SQ.FTS.B, 5.031%, 6/07/33 .... 1,187 –
a,b
4829812.SQ.FTS.B, 4.088%, 6/10/33 .... 291 –
a,b
4831455.SQ.FTS.B, 4.57%, 6/10/33 ..... 1,012 –
a,b
4832246.SQ.FTS.B, 4.734%, 6/10/33 .... 58 –
a,b
4829826.SQ.FTS.B, 4.877%, 6/10/33 .... 2,529 –
a,b
4839177.SQ.FTS.B, 3.593%, 6/14/33 .... 1,366 –
a,b
4839467.SQ.FTS.B, 4.403%, 6/14/33 .... 1,586 –
a,b
4840100.SQ.FTS.B, 4.729%, 6/14/33 .... 1,543 –
a,b
4860368.SQ.FTS.B, 4.874%, 6/17/33 .... 989 –
a,b
4862500.SQ.FTS.B, 4.225%, 6/18/33 .... 1,169 –
a,b
4862382.SQ.FTS.B, 4.251%, 6/18/33 .... 5,131 –
a,b
4866679.SQ.FTS.B, 4.695%, 6/20/33 .... 1,660 –
a,b
4863679.SQ.FTS.B, 4.938%, 6/20/33 .... 16,205 –
a,b
4867627.SQ.FTS.B, 4.72%, 6/21/33 ..... 2,052 –
a,b
4867691.SQ.FTS.B, 4.892%, 6/21/33 .... 43 –
a,b
4868930.SQ.FTS.B, 5.371%, 6/21/33 .... 1,648 –
a,b
4868123.SQ.FTS.B, 5.391%, 6/21/33 .... 533 –
a,b
4872677.SQ.FTS.B, 2.973%, 6/22/33 .... 3,275 –
a,b
4873945.SQ.FTS.B, 3.603%, 6/22/33 .... 3,094 –
a,b
4872471.SQ.FTS.B, 4.22%, 6/22/33 ..... 1,391 –
a,b
4873268.SQ.FTS.B, 4.403%, 6/22/33 .... 6,701 –
a,b
4874117.SQ.FTS.B, 4.406%, 6/22/33 .... 3,885 1
a,b
4873083.SQ.FTS.B, 4.538%, 6/22/33 .... 9,479 –
a,b
4871945.SQ.FTS.B, 4.557%, 6/22/33 .... 5,985 –
a,b
4877319.SQ.FTS.B, 3.555%, 6/25/33 .... 1,558 –
a,b
4877302.SQ.FTS.B, 4.741%, 6/25/33 .... 624 –
a,b
4877812.SQ.FTS.B, 4.225%, 6/26/33 .... 2,156 –
a,b
4880109.SQ.FTS.B, 3.428%, 6/27/33 .... 10,497 –
a,b
4878164.SQ.FTS.B, 4.56%, 6/27/33 ..... 1,101 –
a,b
4880047.SQ.FTS.B, 4.945%, 6/27/33 .... 132 –
a,b
4881617.SQ.FTS.B, 2.961%, 6/28/33 .... 1,646 –
a,b
4882604.SQ.FTS.B, 3.791%, 6/28/33 .... 4,323 –
a,b
4880571.SQ.FTS.B, 4.403%, 6/28/33 .... 14,651 –
a,b
4881988.SQ.FTS.B, 4.56%, 6/28/33 ..... 41,908 3
a,b
4886936.SQ.FTS.B, 4.56%, 6/30/33 ..... 29,822 –
a,b
4889578.SQ.FTS.B, 4.874%, 7/01/33 .... 6,235 –
a,b
4891549.SQ.FTS.B, 4.717%, 7/03/33 .... 3,445 –
a,b
4893163.SQ.FTS.B, 4.716%, 7/04/33 .... 12,426 –
a,b
4901122.SQ.FTS.B, 3.919%, 7/07/33 .... 611 –
a,b
4905832.SQ.FTS.B, 3.893%, 7/10/33 .... 6,058 –
a,b
4907500.SQ.FTS.B, 4.789%, 7/11/33 .... 4,190 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4908035.SQ.FTS.B, 4.87%, 7/11/33 ..... $ 5,837 $ –
a,b
4923842.SQ.FTS.B, 4.565%, 7/16/33 .... 1,929 –
a,b
4924187.SQ.FTS.B, 3.294%, 7/17/33 .... 357 –
a,b
4925184.SQ.FTS.B, 3.774%, 7/18/33 .... 2,723 –
a,b
4925548.SQ.FTS.B, 4.071%, 7/18/33 .... 16,715 –
a,b
4925972.SQ.FTS.B, 4.287%, 7/18/33 .... 7,444 1
a,b
4926169.SQ.FTS.B, 5.233%, 7/18/33 .... 261 –
a,b
4927104.SQ.FTS.B, 5.031%, 7/19/33 .... 7,625 1
a,b
4937358.SQ.FTS.B, 4.44%, 7/24/33 ..... 640 –
a,b
4938983.SQ.FTS.B, 2.516%, 7/25/33 .... 1,318 –
a,b
4942412.SQ.FTS.B, 3.587%, 7/26/33 .... 13,011 1
a,b
4955556.SQ.FTS.B, 3.321%, 7/29/33 .... 1,340 –
a,b
4968011.SQ.FTS.B, 4.403%, 8/02/33 .... 732 –
a,b
4968065.SQ.FTS.B, 4.403%, 8/02/33 .... 9,113 –
a,b
4975394.SQ.FTS.B, 3.941%, 8/05/33 .... 1,503 –
a,b
4981810.SQ.FTS.B, 3.587%, 8/09/33 .... 904 –
a,b
4981564.SQ.FTS.B, 4.735%, 8/09/33 .... 474 –
a,b
4989575.SQ.FTS.B, 4.874%, 8/11/33 .... 1,283 –
a,b
4990812.SQ.FTS.B, 3.57%, 8/12/33 ..... 3,319 –
a,b
4990427.SQ.FTS.B, 4.183%, 8/12/33 .... 646 –
a,b
4991412.SQ.FTS.B, 5.031%, 8/13/33 .... 1,244 –
a,b
4992493.SQ.FTS.B, 4.403%, 8/14/33 .... 1,237 –
a,b
4993580.SQ.FTS.B, 4.92%, 8/14/33 ..... 600 –
a,b
5006802.SQ.FTS.B, 5.031%, 8/16/33 .... 7,127 –
a,b
5019192.SQ.FTS.B, 3.57%, 8/17/33 ..... 10,195 1
a,b
5026306.SQ.FTS.B, 2.39%, 8/19/33 ..... 5,011 –
a,b
5027172.SQ.FTS.B, 4.88%, 8/21/33 ..... 156 –
a,b
5042184.SQ.FTS.B, 3.774%, 8/25/33 .... 127 –
a,b
5044278.SQ.FTS.B, 4.559%, 8/27/33 .... 3,444 –
a,b
5047301.SQ.FTS.B, 4.403%, 8/28/33 .... 4,140 –
a,b
5053049.SQ.FTS.B, 4.873%, 9/02/33 .... 110 –
a,b
5058089.SQ.FTS.B, 4.56%, 9/03/33 ..... 14,655 –
a,b
5062108.SQ.FTS.B, 3.866%, 9/05/33 .... 2,002 –
a,b
5065553.SQ.FTS.B, 4.72%, 9/07/33 ..... 11,144 –
a,b
5075271.SQ.FTS.B, 5.031%, 9/10/33 .... 1,219 –
a,b
5075922.SQ.FTS.B, 3.308%, 9/11/33 .... 309 –
a,b
5075710.SQ.FTS.B, 3.358%, 9/11/33 .... 2,580 –
a,b
5090985.SQ.FTS.B, 4.55%, 9/17/33 ..... 383 –
a,b
5096024.SQ.FTS.B, 4.292%, 9/21/33 .... 9,361 –
a,b
5096286.SQ.FTS.B, 4.561%, 9/21/33 .... 250 –
a,b
5099070.SQ.FTS.B, 4.881%, 9/22/33 .... 659 –
a,b
5102362.SQ.FTS.B, 4.874%, 9/23/33 .... 26,662 –
a,b
5109707.SQ.FTS.B, 4.553%, 9/25/33 .... 478 –
a,b
5110450.SQ.FTS.B, 4.717%, 9/26/33 .... 4,298 –
a,b
5110232.SQ.FTS.B, 5.212%, 9/26/33 .... 4,917 –
a,b
5114631.SQ.FTS.B, 4.867%, 9/29/33 .... 2,038 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5123870.SQ.FTS.B, 4.277%, 9/30/33 .... $ 461 $ –
a,b
5123250.SQ.FTS.B, 4.56%, 9/30/33 ..... 2,209 –
a,b
5118658.SQ.FTS.B, 4.717%, 9/30/33 .... 542 –
a,b
5122398.SQ.FTS.B, 4.719%, 9/30/33 .... 5,431 –
a,b
5130538.SQ.FTS.B, 4.159%, 10/04/33 ... 2,193 –
a,b
5132890.SQ.FTS.B, 3.78%, 10/05/33 .... 30,012 –
a,b
5135982.SQ.FTS.B, 4.403%, 10/05/33 ... 11,822 1
a,b
5134488.SQ.FTS.B, 5.87%, 10/05/33 .... 1,144 –
a,b
5138301.SQ.FTS.B, 4.56%, 10/06/33 .... 2,419 –
a,b
5144732.SQ.FTS.B, 3.953%, 10/07/33 ... 2,684 –
a,b
5142732.SQ.FTS.B, 4.579%, 10/07/33 ... 163 –
a,b
5146188.SQ.FTS.B, 5.34%, 10/08/33 .... 6,760 –
a,b
5155680.SQ.FTS.B, 4.337%, 10/12/33 ... 521 –
a,b
5154060.SQ.FTS.B, 4.403%, 10/12/33 ... 494 –
a,b
5156338.SQ.FTS.B, 4.557%, 10/12/33 ... 2,755 –
a,b
5156676.SQ.FTS.B, 4.56%, 10/12/33 .... 1,284 –
a,b
5160593.SQ.FTS.B, 4.56%, 10/13/33 .... 14,723 –
a,b
5162594.SQ.FTS.B, 3.459%, 10/14/33 ... 508 –
a,b
5163731.SQ.FTS.B, 4.56%, 10/14/33 .... 7,221 –
a,b
5172784.SQ.FTS.B, 4.558%, 10/17/33 ... 6,176 –
a,b
5179416.SQ.FTS.B, 4.717%, 10/18/33 ... 2,654 –
a,b
5181201.SQ.FTS.B, 3.655%, 10/19/33 ... 6,478 –
a,b
5183474.SQ.FTS.B, 4.56%, 10/19/33 .... 575 –
a,b
5210392.SQ.FTS.B, 4.454%, 10/23/33 ... 2,323 –
a,b
5220660.SQ.FTS.B, 4.564%, 10/26/33 ... 1,536 –
a,b
5241436.SQ.FTS.B, 4.563%, 11/01/33 ... 3,502 –
a,b
5243505.SQ.FTS.B, 4.13%, 11/02/33 .... 20,719 1
a,b
5244949.SQ.FTS.B, 4.556%, 11/02/33 ... 2,287 –
a,b
5245623.SQ.FTS.B, 4.562%, 11/02/33 ... 4,046 –
a,b
5250769.SQ.FTS.B, 3.293%, 11/03/33 ... 1,742 –
a,b
5250706.SQ.FTS.B, 3.704%, 11/03/33 ... 1,023 –
a,b
5255302.SQ.FTS.B, 2.584%, 11/04/33 ... 19,141 –
a,b
5254769.SQ.FTS.B, 3.306%, 11/04/33 ... 1,097 –
a,b
5254554.SQ.FTS.B, 4.558%, 11/04/33 ... 5,092 –
a,b
5266837.SQ.FTS.B, 3.031%, 11/05/33 ... 3,783 –
a,b
5266476.SQ.FTS.B, 4.563%, 11/05/33 ... 4,712 –
a,b
5262459.SQ.FTS.B, 4.568%, 11/05/33 ... 220 –
a,b
5281103.SQ.FTS.B, 5.979%, 11/10/33 ... 8,490 –
a,b
5293954.SQ.FTS.B, 3.21%, 11/14/33 .... 344 –
a,b
5296287.SQ.FTS.B, 3.774%, 11/16/33 ... 207 –
a,b
5305068.SQ.FTS.B, 4.56%, 11/17/33 .... 77,744 –
a,b
5313405.SQ.FTS.B, 3.938%, 11/18/33 ... 546 –
a,b
5316290.SQ.FTS.B, 4.577%, 11/19/33 ... 884 –
a,b
5322693.SQ.FTS.B, 5.031%, 11/20/33 ... 874 –
a,b
5325004.SQ.FTS.B, 5.207%, 11/22/33 ... 1,379 –
a,b
5330101.SQ.FTS.B, 3.774%, 11/23/33 ... 1,778 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5328895.SQ.FTS.B, 4.563%, 11/23/33 ... $ 2,371 $ –
a,b
5329785.SQ.FTS.B, 4.717%, 11/23/33 ... 1,629 –
a,b
5363132.SQ.FTS.B, 5.031%, 11/26/33 ... 7,301 –
a,b
5374200.SQ.FTS.B, 3.996%, 11/27/33 ... 7,532 –
a,b
5372948.SQ.FTS.B, 4.559%, 11/27/33 ... 7,104 –
a,b
5380422.SQ.FTS.B, 4.56%, 11/27/33 .... 12,758 –
a,b
5381740.SQ.FTS.B, 3.913%, 11/29/33 ... 733 –
a,b
5394107.SQ.FTS.B, 4.552%, 11/30/33 ... 101 –
a,b
5411337.SQ.FTS.B, 3.132%, 12/01/33 ... 839 –
a,b
5400388.SQ.FTS.B, 3.308%, 12/01/33 ... 2,133 –
a,b
5414769.SQ.FTS.B, 3.883%, 12/01/33 ... 2,336 –
a,b
5414116.SQ.FTS.B, 4.215%, 12/01/33 ... 15,698 –
a,b
5462926.SQ.FTS.B, 4.214%, 12/03/33 ... 3,148 –
a,b
5473313.SQ.FTS.B, 4.528%, 12/04/33 ... 665 –
a,b
5474055.SQ.FTS.B, 4.563%, 12/05/33 ... 1,008 –
a,b
5518301.SQ.FTS.B, 3.302%, 12/08/33 ... 22,861 1
a,b
5507161.SQ.FTS.B, 4.561%, 12/08/33 ... 8,476 –
a,b
5528209.SQ.FTS.B, 3.774%, 12/09/33 ... 9,462 –
a,b
5534237.SQ.FTS.B, 3.985%, 12/09/33 ... 6,220 –
a,b
5532399.SQ.FTS.B, 5.225%, 12/09/33 ... 1,906 –
a,b
5537587.SQ.FTS.B, 4.207%, 12/10/33 ... 2,685 –
a,b
5540468.SQ.FTS.B, 5.594%, 12/11/33 ... 1,805 –
a,b
5550397.SQ.FTS.B, 4.403%, 12/14/33 ... 15,348 –
a,b
5557572.SQ.FTS.B, 3.296%, 12/15/33 ... 1,381 –
a,b
5554806.SQ.FTS.B, 4.057%, 12/15/33 ... 1,418 –
a,b
5565348.SQ.FTS.B, 4.56%, 12/17/33 .... 8,568 –
a,b
5565100.SQ.FTS.B, 4.874%, 12/17/33 ... 1,552 –
a,b
5568047.SQ.FTS.B, 4.875%, 12/18/33 ... 25,893 –
a,b
5571589.SQ.FTS.B, 4.555%, 12/20/33 ... 1,376 –
a,b
5575033.SQ.FTS.B, 4.551%, 12/21/33 ... 1,017 –
a,b
5584916.SQ.FTS.B, 3.774%, 12/24/33 ... 3,248 –
a,b
5588007.SQ.FTS.B, 3.301%, 12/25/33 ... 16,177 –
a,b
5588652.SQ.FTS.B, 4.275%, 12/25/33 ... 14 –
a,b
5588372.SQ.FTS.B, 5.031%, 12/25/33 ... 8,728 –
a,b
5588819.SQ.FTS.B, 4.891%, 12/26/33 ... 1,320 –
a,b
5595419.SQ.FTS.B, 3.858%, 12/28/33 ... 1,222 –
a,b
5594146.SQ.FTS.B, 4.047%, 12/28/33 ... 3,596 –
a,b
5598446.SQ.FTS.B, 3.281%, 12/29/33 ... 607 –
a,b
5597324.SQ.FTS.B, 3.296%, 12/29/33 ... 341 –
a,b
5600512.SQ.FTS.B, 4.406%, 12/29/33 ... 8,322 –
a,b
5600497.SQ.FTS.B, 4.41%, 12/29/33 .... 130 –
a,b
5610840.SQ.FTS.B, 3.305%, 12/30/33 ... 7,751 –
a,b
5615484.SQ.FTS.B, 5.031%, 1/01/34 .... 9,295 –
a,b
5618906.SQ.FTS.B, 4.56%, 1/03/34 ..... 2,590 –
a,b
5624747.SQ.FTS.B, 3.297%, 1/05/34 .... 1,208 –
a,b
5622466.SQ.FTS.B, 5.37%, 1/05/34 ..... 1,396 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5628952.SQ.FTS.B, 4.715%, 1/06/34 .... $ 4,403 $ –
a,b
5627076.SQ.FTS.B, 4.717%, 1/06/34 .... 7,284 –
a,b
5627773.SQ.FTS.B, 4.724%, 1/06/34 .... 1,198 –
a,b
5641349.SQ.FTS.B, 4.379%, 1/07/34 .... 1,084 –
a,b
5662108.SQ.FTS.B, 5.031%, 1/11/34 .... 6,816 –
a,b
5667327.SQ.FTS.B, 4.921%, 1/12/34 .... 22,164 1
a,b
5694516.SQ.FTS.B, 3.774%, 1/14/34 .... 1,643 –
a,b
5718687.SQ.FTS.B, 4.559%, 1/20/34 .... 187 –
a,b
5719839.SQ.FTS.B, 4.717%, 1/20/34 .... 7,877 –
a,b
5729235.SQ.FTS.B, 3.774%, 1/21/34 .... 3,033 1
a,b
5734498.SQ.FTS.B, 3.302%, 1/22/34 .... 1,621 –
a,b
5732468.SQ.FTS.B, 3.883%, 1/22/34 .... 186 –
a,b
5739159.SQ.FTS.B, 4.561%, 1/25/34 .... 13,484 1
a,b
5738195.SQ.FTS.B, 4.874%, 1/25/34 .... 854 –
a,b
5742284.SQ.FTS.B, 4.56%, 1/26/34 ..... 5,670 –
a,b
5741356.SQ.FTS.B, 4.738%, 1/26/34 .... 1,619 –
a,b
5744108.SQ.FTS.B, 3.774%, 1/27/34 .... 995 –
a,b
5754674.SQ.FTS.B, 3.492%, 1/29/34 .... 2,696 –
a,b
5754537.SQ.FTS.B, 5.136%, 1/29/34 .... 930 –
a,b
5762467.SQ.FTS.B, 4.375%, 2/01/34 .... 2,052 –
a,b
5768898.SQ.FTS.B, 4.723%, 2/03/34 .... 1,889 –
a,b
5774005.SQ.FTS.B, 3.923%, 2/04/34 .... 1,473 –
a,b
5774288.SQ.FTS.B, 4.313%, 2/04/34 .... 779 –
a,b
5779587.SQ.FTS.B, 4.557%, 2/06/34 .... 969 –
a,b
5779612.SQ.FTS.B, 5.251%, 2/06/34 .... 3,348 –
a,b
5784284.SQ.FTS.B, 5.031%, 2/08/34 .... 5,640 –
a,b
5787095.SQ.FTS.B, 5.031%, 2/09/34 .... 491 –
a,b
5790156.SQ.FTS.B, 4.69%, 2/10/34 ..... 1,282 –
a,b
5790251.SQ.FTS.B, 5.258%, 2/10/34 .... 2,713 –
a,b
5801823.SQ.FTS.B, 4.555%, 2/11/34 .... 903 –
a,b
5806812.SQ.FTS.B, 4.867%, 2/11/34 .... 369 –
a,b
5803772.SQ.FTS.B, 4.885%, 2/11/34 .... 752 –
a,b
5802372.SQ.FTS.B, 5.156%, 2/11/34 .... 5,979 –
a,b
5807339.SQ.FTS.B, 4.56%, 2/12/34 ..... 7,842 –
a,b
5807048.SQ.FTS.B, 5.022%, 2/12/34 .... 412 –
a,b
5813279.SQ.FTS.B, 5.037%, 2/12/34 .... 2,311 –
a,b
5813539.SQ.FTS.B, 5.161%, 2/13/34 .... 2,195 –
a,b
5821573.SQ.FTS.B, 3.29%, 2/16/34 ..... 1,346 –
a,b
5820502.SQ.FTS.B, 4.559%, 2/16/34 .... 2,422 –
a,b
5820697.SQ.FTS.B, 5.042%, 2/16/34 .... 1,220 –
a,b
5830235.SQ.FTS.B, 4.561%, 2/18/34 .... 10,562 –
a,b
5833923.SQ.FTS.B, 3.305%, 2/19/34 .... 3,357 –
a,b
5833277.SQ.FTS.B, 3.77%, 2/19/34 ..... 1,687 –
a,b
5833649.SQ.FTS.B, 4.561%, 2/19/34 .... 7,646 –
a,b
5834289.SQ.FTS.B, 4.571%, 2/20/34 .... 378 –
a,b
5836241.SQ.FTS.B, 3.964%, 2/22/34 .... 4,473 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5837692.SQ.FTS.B, 4.558%, 2/22/34 .... $ 787 $ –
a,b
5837836.SQ.FTS.B, 4.939%, 2/22/34 .... 3,875 –
a,b
5842217.SQ.FTS.B, 5.058%, 2/23/34 .... 755 –
a,b
5843755.SQ.FTS.B, 4.56%, 2/24/34 ..... 5,701 –
a,b
5845038.SQ.FTS.B, 4.565%, 2/24/34 .... 533 –
a,b
5845026.SQ.FTS.B, 4.612%, 2/24/34 .... 716 –
a,b
5851164.SQ.FTS.B, 5.252%, 2/25/34 .... 26,208 –
a,b
5852732.SQ.FTS.B, 3.963%, 2/26/34 .... 6,024 –
a,b
5854302.SQ.FTS.B, 5.443%, 2/26/34 .... 3,389 –
a,b
5855717.SQ.FTS.B, 5.201%, 2/27/34 .... 1,319 –
a,b
5856105.SQ.FTS.B, 3.975%, 2/28/34 .... 78 –
a,b
5862719.SQ.FTS.B, 5.093%, 2/28/34 .... 4,110 –
a,b
5861074.SQ.FTS.B, 5.155%, 2/28/34 .... 2,179 –
a,b
5867284.SQ.FTS.B, 5.162%, 2/28/34 .... 4,758 –
a,b
5871974.SQ.FTS.B, 5.451%, 3/01/34 .... 354 –
a,b
5876337.SQ.FTS.B, 4.753%, 3/02/34 .... 2,139 –
a,b
5877622.SQ.FTS.B, 5.369%, 3/03/34 .... 1,737 –
a,b
5881097.SQ.FTS.B, 4.688%, 3/06/34 .... 1,672 –
a,b
5890652.SQ.FTS.B, 4.753%, 3/08/34 .... 2,944 –
a,b
5889950.SQ.FTS.B, 5.031%, 3/08/34 .... 2,001 –
a,b
5894262.SQ.FTS.B, 5.285%, 3/09/34 .... 6,335 –
a,b
5894989.SQ.FTS.B, 4.743%, 3/10/34 .... 1,832 –
a,b
5901715.SQ.FTS.B, 4.835%, 3/13/34 .... 491 –
a,b
5901096.SQ.FTS.B, 5.031%, 3/13/34 .... 8,515 –
a,b
5912773.SQ.FTS.B, 5.439%, 3/16/34 .... 13,179 –
a,b
5918667.SQ.FTS.B, 4.531%, 3/20/34 .... 495 –
a,b
5924210.SQ.FTS.B, 4.748%, 3/21/34 .... 11,933 2
a,b
5925246.SQ.FTS.B, 5.031%, 3/21/34 .... 3,145 1
a,b
5922874.SQ.FTS.B, 5.44%, 3/21/34 ..... 9,877 –
a,b
5929107.SQ.FTS.B, 4.021%, 3/22/34 .... 4,507 –
a,b
5930081.SQ.FTS.B, 5.526%, 3/22/34 .... 1,383 –
a,b
5934510.SQ.FTS.B, 5.52%, 3/24/34 ..... 877 –
a,b
5938544.SQ.FTS.B, 5.156%, 3/26/34 .... 8,920 –
a,b
5937710.SQ.FTS.B, 5.377%, 3/26/34 .... 9,403 –
a,b
5941408.SQ.FTS.B, 5.034%, 3/27/34 .... 4,263 –
a,b
5951713.SQ.FTS.B, 4.741%, 3/29/34 .... 1,763 –
a,b
5950325.SQ.FTS.B, 4.754%, 3/29/34 .... 1,266 –
a,b
5951743.SQ.FTS.B, 5.094%, 3/29/34 .... 6,697 –
a,b
5949246.SQ.FTS.B, 5.103%, 3/29/34 .... 2,143 –
a,b
5954057.SQ.FTS.B, 5.283%, 3/30/34 .... 10,357 –
a,b
5956156.SQ.FTS.B, 5.536%, 4/01/34 .... 4,565 –
a,b
5956226.SQ.FTS.B, 4.307%, 4/02/34 .... 5,662 –
a,b
5966970.SQ.FTS.B, 4.53%, 4/05/34 ..... 6,042 1
a,b
5966004.SQ.FTS.B, 5.031%, 4/05/34 .... 15,819 –
a,b
5972346.SQ.FTS.B, 4.588%, 4/06/34 .... 594 1
a,b
5974110.SQ.FTS.B, 5.031%, 4/06/34 .... 760 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5972193.SQ.FTS.B, 5.097%, 4/06/34 .... $ 2,834 $ –
a,b
5977756.SQ.FTS.B, 5.376%, 4/07/34 .... 10,251 1
a,b
5978395.SQ.FTS.B, 4.748%, 4/08/34 .... 5,654 –
a,b
5980004.SQ.FTS.B, 4.433%, 4/10/34 .... 14,671 –
a,b
5980834.SQ.FTS.B, 5.536%, 4/10/34 .... 2,059 –
a,b
5983711.SQ.FTS.B, 5.433%, 4/11/34 .... 170 –
a,b
5984682.SQ.FTS.B, 5.198%, 4/12/34 .... 390 –
a,b
5986413.SQ.FTS.B, 5.546%, 4/12/34 .... 2,347 –
a,b
5989761.SQ.FTS.B, 4.034%, 4/13/34 .... 125 –
a,b
5991501.SQ.FTS.B, 4.764%, 4/13/34 .... 1,416 –
a,b
5991559.SQ.FTS.B, 4.843%, 4/13/34 .... 2,551 –
a,b
5996138.SQ.FTS.B, 4.907%, 4/14/34 .... 2,468 –
a,b
5997621.SQ.FTS.B, 5.542%, 4/16/34 .... 2,321 –
a,b
6000204.SQ.FTS.B, 4.02%, 4/17/34 ..... 175 –
a,b
6003035.SQ.FTS.B, 4.748%, 4/18/34 .... 40,734 –
a,b
6003010.SQ.FTS.B, 5.031%, 4/18/34 .... 1,626 –
a,b
6007679.SQ.FTS.B, 5.039%, 4/19/34 .... 2,522 –
a,b
6006837.SQ.FTS.B, 5.189%, 4/19/34 .... 11,360 –
a,b
6007073.SQ.FTS.B, 5.552%, 4/19/34 .... 72 –
a,b
6013787.SQ.FTS.B, 4.852%, 4/21/34 .... 291 –
a,b
6014176.SQ.FTS.B, 5.191%, 4/21/34 .... 76 –
a,b
6015922.SQ.FTS.B, 4.75%, 4/22/34 ..... 2,381 –
a,b
6020766.SQ.FTS.B, 4.032%, 4/24/34 .... 1,785 –
a,b
6017671.SQ.FTS.B, 4.92%, 4/24/34 ..... 1,081 –
a,b
6022726.SQ.FTS.B, 4.747%, 4/25/34 .... 440 –
a,b
6021277.SQ.FTS.B, 5.031%, 4/25/34 .... 4,902 –
a,b
6026398.SQ.FTS.B, 4.913%, 4/26/34 .... 2,245 –
a,b
6025558.SQ.FTS.B, 5.46%, 4/26/34 ..... 833 –
a,b
6032149.SQ.FTS.B, 5.157%, 4/27/34 .... 1,557 1
a,b
6033308.SQ.FTS.B, 5.157%, 4/28/34 .... 2,943 –
a,b
6038307.SQ.FTS.B, 4.906%, 4/30/34 .... 11,023 –
a,b
6041701.SQ.FTS.B, 5.535%, 4/30/34 .... 6,983 –
a,b
6041983.SQ.FTS.B, 4.748%, 5/01/34 .... 40,970 1
a,b
6046321.SQ.FTS.B, 4.753%, 5/02/34 .... 4,007 –
a,b
6047820.SQ.FTS.B, 5.027%, 5/02/34 .... 649 –
a,b
6046375.SQ.FTS.B, 5.383%, 5/02/34 .... 3,102 –
a,b
6057856.SQ.FTS.B, 5.437%, 5/04/34 .... 4,257 –
a,b
6059813.SQ.FTS.B, 4.525%, 5/06/34 .... 6,787 –
a,b
6063093.SQ.FTS.B, 5.28%, 5/07/34 ..... 3,406 –
a,b
6120938.SQ.FTS.B, 5.158%, 5/09/34 .... 17,933 –
a,b
6120756.SQ.FTS.B, 5.393%, 5/09/34 .... 192 –
a,b
6122715.SQ.FTS.B, 4.528%, 5/10/34 .... 45,745 2
a,b
6126608.SQ.FTS.B, 5.537%, 5/12/34 .... 4,440 –
a,b
6127374.SQ.FTS.B, 4.748%, 5/13/34 .... 2,574 –
a,b
6127192.SQ.FTS.B, 4.906%, 5/13/34 .... 2,501 –
a,b
6134623.SQ.FTS.B, 4.528%, 5/15/34 .... 17,381 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6133707.SQ.FTS.B, 4.938%, 5/15/34 .... $ 11,499 $ –
a,b
6135248.SQ.FTS.B, 4.751%, 5/16/34 .... 8,060 –
a,b
6135022.SQ.FTS.B, 5.156%, 5/16/34 .... 3,251 –
a,b
6136481.SQ.FTS.B, 5.442%, 5/16/34 .... 4,428 –
a,b
6139899.SQ.FTS.B, 4.526%, 5/17/34 .... 5,390 –
a,b
6141598.SQ.FTS.B, 5.031%, 5/17/34 .... 3,417 –
a,b
6141840.SQ.FTS.B, 5.164%, 5/17/34 .... 3,171 –
a,b
6145876.SQ.FTS.B, 5.538%, 5/18/34 .... 2,747 –
a,b
6147492.SQ.FTS.B, 5.429%, 5/19/34 .... 224 –
a,b
6147217.SQ.FTS.B, 5.456%, 5/19/34 .... 462 –
a,b
6151254.SQ.FTS.B, 5.031%, 5/21/34 .... 33,491 2
a,b
6149785.SQ.FTS.B, 5.377%, 5/21/34 .... 1,256 –
a,b
6153219.SQ.FTS.B, 5.372%, 5/22/34 .... 2,899 –
a,b
6155930.SQ.FTS.B, 5.438%, 5/22/34 .... 9,003 –
a,b
6157670.SQ.FTS.B, 4.54%, 5/23/34 ..... 895 –
a,b
6158976.SQ.FTS.B, 5.153%, 5/23/34 .... 478 –
a,b
6157661.SQ.FTS.B, 5.546%, 5/23/34 .... 955 –
a,b
6161004.SQ.FTS.B, 5.16%, 5/24/34 ..... 1,742 –
a,b
6163115.SQ.FTS.B, 4.748%, 5/25/34 .... 9,867 –
a,b
6161916.SQ.FTS.B, 5.433%, 5/25/34 .... 3,028 –
a,b
6163558.SQ.FTS.B, 5.559%, 5/25/34 .... 676 –
a,b
6165678.SQ.FTS.B, 5.542%, 5/27/34 .... 4,327 –
a,b
6169587.SQ.FTS.B, 5.534%, 5/28/34 .... 3,516 –
a,b
6174665.SQ.FTS.B, 4.525%, 5/30/34 .... 517 –
a,b
6181401.SQ.FTS.B, 5.296%, 6/01/34 .... 341 –
a,b
6182359.SQ.FTS.B, 4.749%, 6/02/34 .... 799 –
a,b
6190783.SQ.FTS.B, 4.732%, 6/05/34 .... 1,090 –
a,b
6192067.SQ.FTS.B, 4.777%, 6/06/34 .... 497 –
a,b
6200609.SQ.FTS.B, 5.427%, 6/07/34 .... 1,061 –
a,b
6196734.SQ.FTS.B, 5.451%, 6/07/34 .... 1,042 –
a,b
6196936.SQ.FTS.B, 5.533%, 6/07/34 .... 1,154 –
a,b
6204820.SQ.FTS.B, 5.387%, 6/08/34 .... 1,654 –
a,b
6207861.SQ.FTS.B, 4.748%, 6/09/34 .... 37,929 –
a,b
6207369.SQ.FTS.B, 5.154%, 6/09/34 .... 618 –
a,b
6213794.SQ.FTS.B, 5.44%, 6/12/34 ..... 3,389 –
a,b
6216601.SQ.FTS.B, 4.743%, 6/13/34 .... 2,272 –
a,b
6215032.SQ.FTS.B, 5.286%, 6/13/34 .... 3,341 –
a,b
6216579.SQ.FTS.B, 5.513%, 6/13/34 .... 580 –
a,b
6220076.SQ.FTS.B, 4.749%, 6/14/34 .... 3,725 –
a,b
6220695.SQ.FTS.B, 4.749%, 6/14/34 .... 23,011 –
a,b
6226503.SQ.FTS.B, 4.75%, 6/15/34 ..... 3,035 –
a,b
6234555.SQ.FTS.B, 4.322%, 6/16/34 .... 1,536 –
a,b
6229129.SQ.FTS.B, 4.749%, 6/16/34 .... 44,854 –
a,b
6235160.SQ.FTS.B, 5.436%, 6/17/34 .... 6,431 –
a,b
6235824.SQ.FTS.B, 5.588%, 6/17/34 .... 1,663 –
a,b
6235797.SQ.FTS.B, 5.66%, 6/17/34 ..... 5,020 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6236427.SQ.FTS.B, 5.252%, 6/18/34 .... $ 10,363 $ –
a,b
6240143.SQ.FTS.B, 5.374%, 6/19/34 .... 3,654 –
a,b
6240208.SQ.FTS.B, 5.279%, 6/20/34 .... 5,830 –
a,b
6244041.SQ.FTS.B, 4.54%, 6/21/34 ..... 154 –
a,b
6245007.SQ.FTS.B, 5.283%, 6/21/34 .... 832 –
a,b
6255542.SQ.FTS.B, 4.73%, 6/24/34 ..... 396 –
a,b
6255997.SQ.FTS.B, 4.749%, 6/25/34 .... 1,357 –
a,b
6255909.SQ.FTS.B, 5.627%, 6/25/34 .... 975 –
a,b
6256740.SQ.FTS.B, 5.445%, 6/26/34 .... 688 –
a,b
6262497.SQ.FTS.B, 4.747%, 6/28/34 .... 8,184 –
a,b
6265155.SQ.FTS.B, 5.595%, 6/29/34 .... 6,047 –
a,b
6270473.SQ.FTS.B, 5.751%, 6/30/34 .... 3,312 –
a,b
6276763.SQ.FTS.B, 5.129%, 7/04/34 .... 2,289 –
a,b
6276874.SQ.FTS.B, 5.603%, 7/04/34 .... 1,212 –
a,b
6277246.SQ.FTS.B, 5.66%, 7/04/34 ..... 349 –
a,b
6279862.SQ.FTS.B, 5.472%, 7/05/34 .... 16,989 –
a,b
6280869.SQ.FTS.B, 5.476%, 7/05/34 .... 4,517 –
a,b
6284870.SQ.FTS.B, 4.748%, 7/06/34 .... 4,590 1
a,b
6286798.SQ.FTS.B, 5.127%, 7/09/34 .... 3,737 –
a,b
6290969.SQ.FTS.B, 4.743%, 7/10/34 .... 1,070 –
a,b
6304870.SQ.FTS.B, 4.529%, 7/15/34 .... 15,082 –
a,b
6304502.SQ.FTS.B, 5.378%, 7/15/34 .... 9,016 1
a,b
6306494.SQ.FTS.B, 4.969%, 7/17/34 .... 12,186 –
a,b
6308429.SQ.FTS.B, 5.595%, 7/17/34 .... 715 –
a,b
6308976.SQ.FTS.B, 5.752%, 7/18/34 .... 3,197 –
a,b
6314524.SQ.FTS.B, 5.124%, 7/19/34 .... 2,107 –
a,b
6315256.SQ.FTS.B, 5.447%, 7/19/34 .... 3,856 –
a,b
6314730.SQ.FTS.B, 5.66%, 7/19/34 ..... 3,074 –
a,b
6319933.SQ.FTS.B, 5.378%, 7/21/34 .... 14,196 –
a,b
6320178.SQ.FTS.B, 5.441%, 7/22/34 .... 3,234 –
a,b
6321758.SQ.FTS.B, 4.967%, 7/23/34 .... 4,486 –
a,b
6353710.SQ.FTS.B, 5.441%, 7/24/34 .... 4,027 1
a,b
6352903.SQ.FTS.B, 5.593%, 7/24/34 .... 2,446 –
a,b
6355005.SQ.FTS.B, 4.969%, 7/25/34 .... 11,762 –
a,b
6364953.SQ.FTS.B, 4.531%, 7/27/34 .... 4,175 –
a,b
6362699.SQ.FTS.B, 4.969%, 7/27/34 .... 42,087 1
a,b
6369186.SQ.FTS.B, 5.246%, 7/30/34 .... 158 –
a,b
6373846.SQ.FTS.B, 4.747%, 7/31/34 .... 4,529 –
a,b
6378691.SQ.FTS.B, 5.126%, 8/02/34 .... 5,925 –
a,b
6385845.SQ.FTS.B, 4.767%, 8/04/34 .... 326 –
a,b
6385666.SQ.FTS.B, 5.66%, 8/04/34 ..... 1,880 –
a,b
6390840.SQ.FTS.B, 5.66%, 8/07/34 ..... 3,830 –
a,b
6394386.SQ.FTS.B, 5.362%, 8/08/34 .... 816 –
a,b
6403479.SQ.FTS.B, 5.126%, 8/10/34 .... 3,187 –
a,b
6401953.SQ.FTS.B, 5.427%, 8/10/34 .... 876 –
a,b
6401970.SQ.FTS.B, 5.442%, 8/10/34 .... 1,665 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6404445.SQ.FTS.B, 5.139%, 8/11/34 .... $ 1,220 $ –
a,b
6405166.SQ.FTS.B, 5.252%, 8/12/34 .... 19,913 –
a,b
6407824.SQ.FTS.B, 4.73%, 8/13/34 ..... 460 –
a,b
6408523.SQ.FTS.B, 5.252%, 8/13/34 .... 5,951 1
a,b
6409863.SQ.FTS.B, 4.525%, 8/14/34 .... 490 –
a,b
6411150.SQ.FTS.B, 5.377%, 8/14/34 .... 2,180 –
a,b
6414405.SQ.FTS.B, 4.765%, 8/15/34 .... 1,715 –
a,b
6414098.SQ.FTS.B, 5.76%, 8/15/34 ..... 3,987 –
a,b
6420149.SQ.FTS.B, 4.971%, 8/16/34 .... 12,660 1
a,b
6423702.SQ.FTS.B, 5.253%, 8/17/34 .... 19,832 –
a,b
6426793.SQ.FTS.B, 4.749%, 8/20/34 .... 568 –
a,b
6428407.SQ.FTS.B, 5.439%, 8/21/34 .... 7,388 –
a,b
6429640.SQ.FTS.B, 5.441%, 8/21/34 .... 5,813 –
a,b
6427509.SQ.FTS.B, 5.664%, 8/21/34 .... 4,726 –
a,b
6439475.SQ.FTS.B, 5.256%, 8/23/34 .... 709 –
a,b
6439293.SQ.FTS.B, 5.472%, 8/23/34 .... 7,365 –
a,b
6441111.SQ.FTS.B, 4.964%, 8/24/34 ..... 680 –
a,b
6443707.SQ.FTS.B, 5.598%, 8/24/34 .... 35,282 –
a,b
6445162.SQ.FTS.B, 4.527%, 8/26/34 .... 531 –
a,b
6448554.SQ.FTS.B, 4.743%, 8/27/34 .... 1,900 –
a,b
6447640.SQ.FTS.B, 4.974%, 8/27/34 .... 2,396 –
a,b
6448205.SQ.FTS.B, 5.252%, 8/27/34 .... 7,623 –
a,b
6448059.SQ.FTS.B, 5.471%, 8/27/34 .... 5,140 –
a,b
6447919.SQ.FTS.B, 5.597%, 8/27/34 .... 267 –
a,b
6448382.SQ.FTS.B, 5.756%, 8/27/34 .... 3,199 –
a,b
6452451.SQ.FTS.B, 4.748%, 8/28/34 .... 3,082 1
a,b
6462554.SQ.FTS.B, 5.251%, 9/03/34 .... 7,251 –
a,b
6463889.SQ.FTS.B, 5.253%, 9/04/34 .... 16,330 –
a,b
6464362.SQ.FTS.B, 5.66%, 9/04/34 ..... 4,169 –
a,b
6468636.SQ.FTS.B, 5.663%, 9/06/34 .... 10,598 –
a,b
6477840.SQ.FTS.B, 5.247%, 9/09/34 .... 3,007 –
a,b
6478752.SQ.FTS.B, 5.436%, 9/09/34 .... 2,553 –
a,b
6479843.SQ.FTS.B, 5.596%, 9/09/34 .... 2,419 –
a,b
6484618.SQ.FTS.B, 4.751%, 9/10/34 .... 4,048 –
a,b
6482925.SQ.FTS.B, 5.473%, 9/10/34 .... 4,228 –
a,b
6483587.SQ.FTS.B, 5.597%, 9/10/34 .... 6,888 1
a,b
6485200.SQ.FTS.B, 5.126%, 9/11/34 .... 6,526 –
a,b
6485862.SQ.FTS.B, 4.529%, 9/12/34 .... 13,536 –
a,b
6486219.SQ.FTS.B, 4.742%, 9/12/34 .... 389 –
a,b
6487587.SQ.FTS.B, 4.735%, 9/13/34 .... 1,298 –
a,b
6487981.SQ.FTS.B, 4.741%, 9/13/34 .... 1,310 –
a,b
6492780.SQ.FTS.B, 5.377%, 9/14/34 .... 14,698 –
a,b
6492212.SQ.FTS.B, 5.597%, 9/14/34 .... 11,554 –
a,b
6494237.SQ.FTS.B, 4.969%, 9/15/34 .... 1,303 –
a,b
6496902.SQ.FTS.B, 5.473%, 9/15/34 .... 6,581 –
a,b
6494041.SQ.FTS.B, 6.072%, 9/15/34 .... 2,210 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6499048.SQ.FTS.B, 4.968%, 9/16/34 .... $ 6,099 $ –
a,b
6500866.SQ.FTS.B, 5.031%, 9/16/34 .... 4,974 –
a,b
6499996.SQ.FTS.B, 5.472%, 9/16/34 .... 487 –
a,b
6504715.SQ.FTS.B, 5.125%, 9/17/34 .... 2,724 –
a,b
6505793.SQ.FTS.B, 5.124%, 9/18/34 .... 2,242 –
a,b
6506509.SQ.FTS.B, 4.766%, 9/19/34 .... 21 –
a,b
6510179.SQ.FTS.B, 4.749%, 9/20/34 .... 24,604 –
a,b
6511415.SQ.FTS.B, 5.129%, 9/21/34 .... 2,844 –
a,b
6514021.SQ.FTS.B, 5.218%, 9/21/34 .... 1,368 –
a,b
6512222.SQ.FTS.B, 6.161%, 9/21/34 .... 2,610 –
a,b
6516725.SQ.FTS.B, 4.747%, 9/22/34 .... 3,769 –
a,b
6514949.SQ.FTS.B, 5.129%, 9/22/34 .... 6,188 –
a,b
6521243.SQ.FTS.B, 5.442%, 9/23/34 .... 2,252 –
a,b
6519286.SQ.FTS.B, 5.618%, 9/23/34 .... 873 –
a,b
6525421.SQ.FTS.B, 5.412%, 9/24/34 .... 181 –
a,b
6525021.SQ.FTS.B, 5.601%, 9/24/34 .... 4,816 –
a,b
6526070.SQ.FTS.B, 5.251%, 9/25/34 .... 839 –
a,b
6526542.SQ.FTS.B, 4.748%, 9/26/34 .... 8,125 –
a,b
6526493.SQ.FTS.B, 5.58%, 9/26/34 ..... 1,269 –
a,b
6527010.SQ.FTS.B, 5.765%, 9/26/34 .... 515 –
a,b
6529506.SQ.FTS.B, 5.237%, 9/27/34 .... 313 –
a,b
6537839.SQ.FTS.B, 4.969%, 9/29/34 .... 7,900 –
a,b
6535332.SQ.FTS.B, 5.61%, 9/29/34 ..... 2,055 –
a,b
6540169.SQ.FTS.B, 4.717%, 9/30/34 .... 349 –
a,b
6546312.SQ.FTS.B, 4.843%, 9/30/34 .... 7,082 –
a,b
6546599.SQ.FTS.B, 5.046%, 9/30/34 .... 729 –
a,b
6545807.SQ.FTS.B, 5.66%, 9/30/34 ..... 2,423 –
a,b
6548112.SQ.FTS.B, 4.31%, 10/02/34 .... 3,856 –
a,b
6550814.SQ.FTS.B, 4.755%, 10/03/34 ... 4,948 –
a,b
6554172.SQ.FTS.B, 5.758%, 10/04/34 ... 370 –
a,b
6556061.SQ.FTS.B, 5.366%, 10/05/34 ... 74 –
a,b
6566878.SQ.FTS.B, 6.155%, 10/08/34 ... 445 –
a,b
6567237.SQ.FTS.B, 4.655%, 10/09/34 ... 18,447 1
a,b
6567114.SQ.FTS.B, 4.754%, 10/09/34 ... 1,756 –
a,b
6567779.SQ.FTS.B, 4.935%, 10/10/34 ... 5,256 –
a,b
6574116.SQ.FTS.B, 5.679%, 10/11/34 ... 1,449 –
a,b
6571593.SQ.FTS.B, 5.755%, 10/11/34 ... 12,853 –
a,b
6577574.SQ.FTS.B, 5.186%, 10/12/34 ... 548 –
a,b
6581222.SQ.FTS.B, 5.66%, 10/13/34 .... 596 –
a,b
6582526.SQ.FTS.B, 6.412%, 10/13/34 ... 2,123 –
a,b
6584354.SQ.FTS.B, 4.591%, 10/14/34 ... 4,166 –
a,b
6585824.SQ.FTS.B, 5.188%, 10/14/34 ... 632 –
a,b
6587169.SQ.FTS.B, 5.125%, 10/15/34 ... 6,563 –
a,b
6587941.SQ.FTS.B, 5.764%, 10/16/34 ... 781 –
a,b
6587383.SQ.FTS.B, 6.248%, 10/16/34 ... 549 –
a,b
6590442.SQ.FTS.B, 5.756%, 10/17/34 ... 10,462 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6591293.SQ.FTS.B, 5.759%, 10/17/34 ... $ 3,441 $ –
a,b
6594291.SQ.FTS.B, 6.163%, 10/18/34 ... 6,540 –
a,b
6598899.SQ.FTS.B, 5.565%, 10/20/34 ... 6,856 –
a,b
6602728.SQ.FTS.B, 5.418%, 10/21/34 ... 117 –
a,b
6602960.SQ.FTS.B, 6.007%, 10/21/34 ... 2,073 –
a,b
6604310.SQ.FTS.B, 6.417%, 10/21/34 ... 799 –
a,b
6604504.SQ.FTS.B, 4.717%, 10/22/34 ... 453 –
a,b
6604448.SQ.FTS.B, 4.934%, 10/22/34 ... 1,707 –
a,b
6607977.SQ.FTS.B, 5.426%, 10/24/34 ... 1,603 –
a,b
6608828.SQ.FTS.B, 4.938%, 10/25/34 ... 43,918 –
a,b
6609985.SQ.FTS.B, 4.948%, 10/25/34 ... 274 –
a,b
6609650.SQ.FTS.B, 5.565%, 10/25/34 ... 3,296 –
a,b
6614501.SQ.FTS.B, 4.748%, 10/26/34 ... 3,498 –
a,b
6614956.SQ.FTS.B, 4.751%, 10/26/34 ... 3,077 –
a,b
6611828.SQ.FTS.B, 5.559%, 10/26/34 ... 3,208 –
a,b
6620227.SQ.FTS.B, 5.756%, 10/27/34 ... 26,251 –
a,b
6619927.SQ.FTS.B, 6.16%, 10/27/34 .... 220 –
a,b
6617184.SQ.FTS.B, 6.278%, 10/27/34 ... 212 –
a,b
6621448.SQ.FTS.B, 5.378%, 10/28/34 ... 15,563 –
a,b
6620476.SQ.FTS.B, 5.756%, 10/28/34 ... 18,146 –
a,b
6624855.SQ.FTS.B, 5.451%, 10/29/34 ... 780 –
a,b
6624765.SQ.FTS.B, 6.01%, 10/29/34 .... 7,023 –
a,b
6624896.SQ.FTS.B, 4.653%, 10/30/34 ... 9,039 –
a,b
6628718.SQ.FTS.B, 5.187%, 11/01/34 ... 5,279 –
a,b
6626390.SQ.FTS.B, 6.007%, 11/01/34 ... 10,527 –
a,b
6630658.SQ.FTS.B, 5.199%, 11/02/34 ... 635 –
a,b
6631472.SQ.FTS.B, 5.562%, 11/02/34 ... 3,298 –
a,b
6632572.SQ.FTS.B, 6.005%, 11/02/34 ... 4,959 –
a,b
6634481.SQ.FTS.B, 4.754%, 11/03/34 ... 3,060 –
a,b
6639552.SQ.FTS.B, 4.753%, 11/04/34 ... 182 –
a,b
6641178.SQ.FTS.B, 5.75%, 11/04/34 .... 3,481 –
a,b
6643579.SQ.FTS.B, 4.655%, 11/05/34 ... 7,884 –
a,b
6643893.SQ.FTS.B, 5.381%, 11/05/34 ... 1,563 –
a,b
6644138.SQ.FTS.B, 5.458%, 11/05/34 ... 1,010 –
a,b
6645397.SQ.FTS.B, 4.943%, 11/07/34 ... 3,532 –
a,b
6649272.SQ.FTS.B, 4.739%, 11/08/34 ... 412 –
a,b
6647657.SQ.FTS.B, 5.192%, 11/08/34 ... 1,932 –
a,b
6646778.SQ.FTS.B, 5.563%, 11/08/34 ... 2,547 –
a,b
6649665.SQ.FTS.B, 4.935%, 11/09/34 ... 2,943 –
a,b
6653616.SQ.FTS.B, 6.009%, 11/10/34 ... 1,792 –
a,b
6669152.SQ.FTS.B, 6.415%, 11/15/34 ... 25,018 –
a,b
6671137.SQ.FTS.B, 4.65%, 11/16/34 .... 3,947 –
a,b
6672511.SQ.FTS.B, 4.748%, 11/16/34 ... 927 –
a,b
6674450.SQ.FTS.B, 4.749%, 11/17/34 ... 18,581 –
a,b
6676382.SQ.FTS.B, 5.748%, 11/17/34 ... 3,159 –
a,b
6681781.SQ.FTS.B, 6.16%, 11/19/34 .... 6,908 1

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6685517.SQ.FTS.B, 5.583%, 11/20/34 ... $ 131 $ –
a,b
6686240.SQ.FTS.B, 5.374%, 11/21/34 ... 873 –
a,b
6688197.SQ.FTS.B, 5.384%, 11/22/34 ... 5,403 –
a,b
6690132.SQ.FTS.B, 4.793%, 11/23/34 ... 148 –
a,b
6691756.SQ.FTS.B, 5.57%, 11/23/34 .... 5,992 –
a,b
6696314.SQ.FTS.B, 5.188%, 11/24/34 ... 4,176 –
a,b
6701550.SQ.FTS.B, 5.378%, 11/25/34 ... 1,306 –
a,b
6706540.SQ.FTS.B, 4.653%, 11/26/34 ... 5,175 –
a,b
6706359.SQ.FTS.B, 4.654%, 11/26/34 ... 867 –
a,b
6705352.SQ.FTS.B, 5.182%, 11/26/34 ... 998 –
a,b
6705288.SQ.FTS.B, 5.382%, 11/26/34 ... 1,013 –
a,b
6706486.SQ.FTS.B, 5.77%, 11/26/34 .... 1,318 –
a,b
6704732.SQ.FTS.B, 6.009%, 11/26/34 ... 3,627 1
a,b
6707571.SQ.FTS.B, 5.563%, 11/27/34 ... 3,715 18
a,b
6708125.SQ.FTS.B, 5.454%, 11/28/34 ... 1,147 –
a,b
6709200.SQ.FTS.B, 6.003%, 11/29/34 ... 2,318 –
a,b
6719031.SQ.FTS.B, 4.762%, 12/01/34 ... 39 –
a,b
6728590.SQ.FTS.B, 5.557%, 12/05/34 ... 2,208 2
a,b
6729839.SQ.FTS.B, 5.755%, 12/05/34 ... 18,147 5
a,b
6733026.SQ.FTS.B, 4.654%, 12/06/34 ... 13,883 3
a,b
6731578.SQ.FTS.B, 5.753%, 12/06/34 ... 11,760 –
a,b
6736022.SQ.FTS.B, 6.169%, 12/07/34 ... 2,969 1
a,b
6742781.SQ.FTS.B, 5.414%, 12/08/34 ... 322 –
a,b
6752687.SQ.FTS.B, 4.652%, 12/13/34 ... 202 –
a,b
6753526.SQ.FTS.B, 5.192%, 12/13/34 ... 5,887 3
a,b
6764422.SQ.FTS.B, 4.765%, 12/15/34 ... 381 16
a,b
6762066.SQ.FTS.B, 4.937%, 12/15/34 ... 2,676 –
a,b
6762927.SQ.FTS.B, 5.436%, 12/15/34 ... 1,084 –
a,b
6767980.SQ.FTS.B, 5.188%, 12/16/34 ... 6,752 3
a,b
6767536.SQ.FTS.B, 5.566%, 12/16/34 ... 12,331 141
a,b
6767251.SQ.FTS.B, 6.155%, 12/16/34 ... 280 –
a,b
6769991.SQ.FTS.B, 5.379%, 12/18/34 ... 9,490 4
a,b
6771253.SQ.FTS.B, 5.566%, 12/19/34 ... 4,761 –
a,b
6773596.SQ.FTS.B, 6.259%, 12/20/34 ... 431 25
a,b
6777288.SQ.FTS.B, 5.439%, 12/21/34 ... 18,873 50
a,b
6777625.SQ.FTS.B, 5.753%, 12/21/34 ... 1,502 25
a,b
6777037.SQ.FTS.B, 5.997%, 12/21/34 ... 1,896 –
a,b
6776064.SQ.FTS.B, 6.415%, 12/21/34 ... 32,761 46
a,b
6781242.SQ.FTS.B, 5.433%, 12/22/34 ... 1,457 1
a,b
6780703.SQ.FTS.B, 5.991%, 12/22/34 ... 74 3
a,b
6785072.SQ.FTS.B, 5.374%, 12/23/34 ... 1,478 1
a,b
6785551.SQ.FTS.B, 5.747%, 12/23/34 ... 1,563 1
a,b
6788053.SQ.FTS.B, 4.661%, 12/26/34 ... 1,148 –
a,b
6793965.SQ.FTS.B, 5.752%, 12/27/34 ... 555 25
a,b
6797317.SQ.FTS.B, 4.648%, 12/28/34 ... 1,406 2
a,b
6796725.SQ.FTS.B, 5.189%, 12/28/34 ... 13,083 7
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6813899.SQ.FTS.B, 6.004%, 1/04/35 .... $ 3,779 $ 7
a,b
6813242.SQ.FTS.B, 6.01%, 1/04/35 ..... 4,341 7
a,b
6815496.SQ.FTS.B, 4.937%, 1/05/35 .... 23,295 11
a,b
6816661.SQ.FTS.B, 5.189%, 1/05/35 .... 8,210 2
a,b
6823299.SQ.FTS.B, 5.453%, 1/07/35 .... 394 –
a,b
6827188.SQ.FTS.B, 5.464%, 1/09/35 .... 145 –
a,b
6826936.SQ.FTS.B, 5.58%, 1/09/35 ..... 1,253 1
a,b
6829291.SQ.FTS.B, 4.938%, 1/10/35 .... 13,368 21
a,b
6839017.SQ.FTS.B, 6.254%, 1/13/35 .... 512 –
a,b
6853678.SQ.FTS.B, 4.745%, 1/19/35 .... 4,528 2
a,b
6854061.SQ.FTS.B, 6.259%, 1/19/35 .... 1,548 1
a,b
6860713.SQ.FTS.B, 4.931%, 1/20/35 .... 4,164 1
a,b
6858854.SQ.FTS.B, 5.566%, 1/20/35 .... 8,486 8
a,b
6860765.SQ.FTS.B, 5.568%, 1/20/35 .... 6,489 6
a,b
6864433.SQ.FTS.B, 4.654%, 1/21/35 .... 2,330 2
a,b
6865330.SQ.FTS.B, 6.155%, 1/23/35 .... 1,222 3
a,b
6868707.SQ.FTS.B, 4.772%, 1/24/35 .... 918 –
a,b
6867756.SQ.FTS.B, 5.393%, 1/24/35 .... 1,352 1
a,b
6868681.SQ.FTS.B, 6.418%, 1/24/35 .... 975 1
a,b
6871309.SQ.FTS.B, 4.755%, 1/25/35 .... 1,693 2
a,b
6872268.SQ.FTS.B, 5.566%, 1/25/35 .... 539 1
a,b
6878988.SQ.FTS.B, 4.749%, 1/27/35 .... 31,652 22
a,b
6879546.SQ.FTS.B, 6.232%, 1/27/35 .... 216 –
a,b
6881428.SQ.FTS.B, 6.006%, 1/28/35 .... 333 31
a,b
6885061.SQ.FTS.B, 5.188%, 1/30/35 .... 13,984 67
a,b
6884806.SQ.FTS.B, 6.25%, 1/30/35 ..... 382 1
a,b
6888509.SQ.FTS.B, 4.748%, 1/31/35 .... 2,816 5
a,b
6888564.SQ.FTS.B, 5.378%, 1/31/35 .... 3,048 4
a,b
6886999.SQ.FTS.B, 6.276%, 1/31/35 .... 714 2
a,b
6893064.SQ.FTS.B, 4.654%, 2/02/35 .... 4,746 12
a,b
6894291.SQ.FTS.B, 4.78%, 2/02/35 ..... 756 1
a,b
6892716.SQ.FTS.B, 5.442%, 2/02/35 .... 15,393 12
a,b
6893482.SQ.FTS.B, 5.762%, 2/02/35 .... 3,169 3
a,b
6903390.SQ.FTS.B, 5.442%, 2/04/35 .... 6,892 8
a,b
6901684.SQ.FTS.B, 6.257%, 2/04/35 .... 2,747 4
a,b
6903487.SQ.FTS.B, 6.413%, 2/04/35 .... 8,908 762
a,b
6912511.SQ.FTS.B, 5.754%, 2/09/35 .... 13,290 21
a,b
6918684.SQ.FTS.B, 4.937%, 2/10/35 .... 41,388 56
a,b
6916843.SQ.FTS.B, 6.003%, 2/10/35 .... 4,830 3
a,b
6917870.SQ.FTS.B, 6.257%, 2/10/35 .... 2,669 281
a,b
6919873.SQ.FTS.B, 5.187%, 2/11/35 .... 1,223 2
a,b
6920256.SQ.FTS.B, 6.007%, 2/11/35 .... 9,169 10
a,b
6920356.SQ.FTS.B, 6.407%, 2/11/35 .... 580 5
a,b
6922314.SQ.FTS.B, 5.565%, 2/14/35 .... 14,464 30
a,b
6936577.SQ.FTS.B, 5.377%, 2/17/35 .... 2,714 1
a,b
6935560.SQ.FTS.B, 5.747%, 2/17/35 .... 1,794 2

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6938046.SQ.FTS.B, 4.652%, 2/18/35 .... $ 2,723 $ 8
a,b
6941070.SQ.FTS.B, 6.435%, 2/18/35 .... 398 50
a,b
6941294.SQ.FTS.B, 4.94%, 2/19/35 ..... 4,003 9
a,b
6941545.SQ.FTS.B, 5.189%, 2/19/35 .... 3,472 6
a,b
6941280.SQ.FTS.B, 5.991%, 2/19/35 .... 1,029 2
a,b
6942187.SQ.FTS.B, 5.189%, 2/20/35 .... 2,732 8
a,b
6944390.SQ.FTS.B, 5.187%, 2/21/35 .... 2,510 4
a,b
6943108.SQ.FTS.B, 6.251%, 2/21/35 .... 1,826 3
a,b
6949328.SQ.FTS.B, 5.445%, 2/22/35 .... 5,721 10
a,b
6957334.SQ.FTS.B, 5.414%, 2/24/35 .... 200 23
a,b
6955667.SQ.FTS.B, 5.436%, 2/24/35 .... 107 10
a,b
6957595.SQ.FTS.B, 5.442%, 2/24/35 .... 2,541 20
a,b
6955514.SQ.FTS.B, 5.746%, 2/24/35 .... 2,666 8
a,b
6962075.SQ.FTS.B, 4.735%, 2/25/35 .... 391 1
a,b
6961528.SQ.FTS.B, 5.993%, 2/25/35 .... 92 6
a,b
6958559.SQ.FTS.B, 6.163%, 2/25/35 .... 14,245 27
a,b
6963451.SQ.FTS.B, 5.998%, 2/27/35 .... 1,876 3
a,b
6969701.SQ.FTS.B, 4.937%, 2/28/35 .... 11,360 36
a,b
6965888.SQ.FTS.B, 5.189%, 2/28/35 .... 1,187 91
a,b
6977932.SQ.FTS.B, 5.552%, 2/28/35 .... 1,435 2
a,b
6967265.SQ.FTS.B, 5.567%, 2/28/35 .... 21,745 1,290
a,b
6980139.SQ.FTS.B, 5.569%, 2/28/35 .... 2,319 389
a,b
6965159.SQ.FTS.B, 5.753%, 2/28/35 .... 6,724 422
a,b
6966807.SQ.FTS.B, 5.756%, 2/28/35 .... 14,197 20
a,b
6973530.SQ.FTS.B, 6.271%, 2/28/35 .... 1,364 3
a,b
6971273.SQ.FTS.B, 6.422%, 2/28/35 .... 771 3
a,b
6983671.SQ.FTS.B, 5.189%, 3/01/35 .... 5,611 6
a,b
6982903.SQ.FTS.B, 5.564%, 3/01/35 .... 3,016 32
a,b
6985220.SQ.FTS.B, 5.398%, 3/02/35 .... 458 2
a,b
6985273.SQ.FTS.B, 6.415%, 3/02/35 .... 1,546 70
a,b
6985777.SQ.FTS.B, 5.451%, 3/03/35 .... 755 1
a,b
6986211.SQ.FTS.B, 6.259%, 3/03/35 .... 2,111 3
a,b
6987677.SQ.FTS.B, 5.409%, 3/05/35 .... 107 –
a,b
6989032.SQ.FTS.B, 5.754%, 3/05/35 .... 475 8
a,b
6990296.SQ.FTS.B, 6.005%, 3/05/35 .... 4,702 51
a,b
6993196.SQ.FTS.B, 5.381%, 3/06/35 .... 2,107 4
a,b
6991196.SQ.FTS.B, 5.437%, 3/06/35 .... 8,279 12
a,b
6991595.SQ.FTS.B, 5.76%, 3/06/35 ..... 5,054 6
a,b
6996992.SQ.FTS.B, 5.377%, 3/07/35 .... 26,963 84
a,b
7001929.SQ.FTS.B, 5.189%, 3/08/35 .... 13,810 40
a,b
7002610.SQ.FTS.B, 6.007%, 3/09/35 .... 17,254 45
a,b
7002426.SQ.FTS.B, 6.179%, 3/09/35 .... 573 81
a,b
7005506.SQ.FTS.B, 5.378%, 3/11/35 .... 18,115 41
a,b
7010131.SQ.FTS.B, 5.189%, 3/12/35 .... 718 149
a,b
7008617.SQ.FTS.B, 6.161%, 3/12/35 .... 3,028 9
a,b
7009259.SQ.FTS.B, 6.255%, 3/12/35 .... 3,012 7
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7012805.SQ.FTS.B, 5.988%, 3/13/35 .... $ 522 $ 2
a,b
7019673.SQ.FTS.B, 5.581%, 3/14/35 .... 1,295 3
a,b
7025124.SQ.FTS.B, 4.744%, 3/16/35 .... 1,689 3
a,b
7025111.SQ.FTS.B, 5.439%, 3/16/35 .... 513 1
a,b
7025788.SQ.FTS.B, 6.255%, 3/17/35 .... 11,440 18
a,b
7026048.SQ.FTS.B, 6.268%, 3/17/35 .... 598 2
a,b
7028614.SQ.FTS.B, 4.717%, 3/18/35 .... 78 –
a,b
7027254.SQ.FTS.B, 4.752%, 3/18/35 .... 1,929 3
a,b
7028576.SQ.FTS.B, 5.457%, 3/18/35 .... 32 –
a,b
7027686.SQ.FTS.B, 5.768%, 3/18/35 .... 1,246 3
a,b
7027442.SQ.FTS.B, 6.006%, 3/18/35 .... 911 76
a,b
7032162.SQ.FTS.B, 4.742%, 3/19/35 .... 565 2
a,b
7039769.SQ.FTS.B, 6.005%, 3/21/35 .... 3,895 10
a,b
7040905.SQ.FTS.B, 6.007%, 3/21/35 .... 22,019 96
a,b
7047140.SQ.FTS.B, 4.75%, 3/23/35 ..... 2,597 4
a,b
7050581.SQ.FTS.B, 5.375%, 3/25/35 .... 8,131 22
a,b
7050136.SQ.FTS.B, 6.253%, 3/25/35 .... 3,652 7
a,b
7056063.SQ.FTS.B, 4.935%, 3/27/35 .... 174 2
a,b
7055970.SQ.FTS.B, 6.01%, 3/27/35 ..... 786 4
a,b
7066194.SQ.FTS.B, 5.377%, 3/29/35 .... 28,131 143
a,b
7064997.SQ.FTS.B, 5.761%, 3/29/35 .... 2,134 4
a,b
7065185.SQ.FTS.B, 5.763%, 3/29/35 .... 1,401 6
a,b
7068868.SQ.FTS.B, 5.445%, 3/30/35 .... 1,970 5
a,b
7069196.SQ.FTS.B, 5.446%, 4/01/35 .... 461 1
a,b
7071249.SQ.FTS.B, 6.416%, 4/02/35 .... 7,885 16
a,b
7075884.SQ.FTS.B, 5.438%, 4/03/35 .... 4,223 11
a,b
7078893.SQ.FTS.B, 5.568%, 4/04/35 .... 13,551 35
a,b
7085122.SQ.FTS.B, 6.164%, 4/05/35 .... 2,518 7
a,b
7088413.SQ.FTS.B, 6.289%, 4/05/35 .... 185 –
a,b
7092138.SQ.FTS.B, 5.188%, 4/06/35 .... 5,761 11
a,b
7093323.SQ.FTS.B, 5.438%, 4/08/35 .... 1,093 3
a,b
7097479.SQ.FTS.B, 5.565%, 4/10/35 .... 9,363 20
a,b
7101561.SQ.FTS.B, 4.937%, 4/11/35 .... 27,006 96
a,b
7113376.SQ.FTS.B, 5.368%, 4/15/35 .... 844 8
a,b
7118185.SQ.FTS.B, 5.751%, 4/17/35 .... 5,462 24
a,b
7121348.SQ.FTS.B, 6.003%, 4/17/35 .... 1,474 4
a,b
7124599.SQ.FTS.B, 4.937%, 4/18/35 .... 38,369 83
a,b
7124204.SQ.FTS.B, 5.74%, 4/18/35 ..... 545 2
a,b
7135706.SQ.FTS.B, 4.707%, 4/19/35 .... 608 1
a,b
7128660.SQ.FTS.B, 5.37%, 4/19/35 ..... 1,168 6
a,b
7135686.SQ.FTS.B, 5.439%, 4/19/35 .... 376 2
a,b
7135696.SQ.FTS.B, 5.468%, 4/19/35 .... 190 1
a,b
7141603.SQ.FTS.B, 5.191%, 4/21/35 .... 2,734 259
a,b
7147299.SQ.FTS.B, 5.377%, 4/23/35 .... 12,972 62
a,b
7154213.SQ.FTS.B, 5.189%, 4/25/35 .... 811 8
a,b
7153341.SQ.FTS.B, 5.756%, 4/25/35 .... 6,870 29

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7161885.SQ.FTS.B, 5.562%, 4/27/35 .... $ 6,709 $ 33
a,b
7163945.SQ.FTS.B, 5.754%, 4/27/35 .... 3,045 17
a,b
7162414.SQ.FTS.B, 5.758%, 4/27/35 .... 526 2
a,b
7164732.SQ.FTS.B, 6.175%, 4/28/35 .... 197 17
a,b
7173037.SQ.FTS.B, 5.572%, 4/30/35 .... 3,983 18
a,b
7172761.SQ.FTS.B, 6.258%, 4/30/35 .... 5,904 27
a,b
7170354.SQ.FTS.B, 6.414%, 4/30/35 .... 251 62
a,b
7180248.SQ.FTS.B, 5.379%, 5/02/35 .... 12,879 105
a,b
7185609.SQ.FTS.B, 4.94%, 5/03/35 ..... 2,798 10
a,b
7187139.SQ.FTS.B, 5.374%, 5/03/35 .... 2,571 14
a,b
7188015.SQ.FTS.B, 5.197%, 5/04/35 .... 2,620 5
a,b
7192505.SQ.FTS.B, 6.414%, 5/06/35 .... 704 2
a,b
7196193.SQ.FTS.B, 5.185%, 5/07/35 .... 2,811 16
a,b
7199286.SQ.FTS.B, 5.754%, 5/08/35 .... 19,004 152
a,b
7197712.SQ.FTS.B, 6.411%, 5/08/35 .... 4,332 7
a,b
7203363.SQ.FTS.B, 5.189%, 5/09/35 .... 8,775 37
a,b
7205388.SQ.FTS.B, 5.759%, 5/09/35 .... 4,440 25
a,b
7210899.SQ.FTS.B, 6.006%, 5/11/35 .... 25,899 134
a,b
7219666.SQ.FTS.B, 4.744%, 5/14/35 .... 3,640 23
a,b
7220564.SQ.FTS.B, 5.432%, 5/14/35 .... 1,109 4
a,b
7220676.SQ.FTS.B, 5.987%, 5/14/35 .... 1,149 7
a,b
7222126.SQ.FTS.B, 4.654%, 5/15/35 .... 10,174 64
a,b
7222571.SQ.FTS.B, 5.195%, 5/15/35 .... 1,606 8
a,b
7229617.SQ.FTS.B, 5.44%, 5/16/35 ..... 4,248 24
a,b
7231172.SQ.FTS.B, 4.656%, 5/17/35 .... 1,094 123
a,b
7238134.SQ.FTS.B, 5.762%, 5/20/35 .... 1,439 8
a,b
7240071.SQ.FTS.B, 5.996%, 5/20/35 .... 744 5
a,b
7242591.SQ.FTS.B, 5.193%, 5/21/35 .... 906 6
a,b
7249019.SQ.FTS.B, 6.005%, 5/22/35 .... 11,562 29
a,b
7251914.SQ.FTS.B, 4.941%, 5/23/35 .... 4,096 17
a,b
7262080.SQ.FTS.B, 6.006%, 5/28/35 .... 56,215 207
a,b
7267389.SQ.FTS.B, 6.019%, 5/29/35 .... 651 5
a,b
7269980.SQ.FTS.B, 5.441%, 5/30/35 .... 6,221 1,734
a,b
7275203.SQ.FTS.B, 6.259%, 6/01/35 .... 4,292 22
a,b
7277957.SQ.FTS.B, 6.006%, 6/02/35 .... 1,696 14
a,b
7288280.SQ.FTS.B, 5.378%, 6/06/35 .... 3,733 31
a,b
7289262.SQ.FTS.B, 5.56%, 6/06/35 ..... 4,382 18
a,b
7296575.SQ.FTS.B, 5.569%, 6/07/35 .... 5,158 504
a,b
7301207.SQ.FTS.B, 5.38%, 6/08/35 ..... 1,895 497
a,b
7303557.SQ.FTS.B, 5.384%, 6/10/35 .... 702 4
a,b
7306657.SQ.FTS.B, 5.566%, 6/11/35 .... 12,522 76
a,b
7305713.SQ.FTS.B, 6.006%, 6/11/35 .... 1,687 9
a,b
7313394.SQ.FTS.B, 5.189%, 6/12/35 .... 6,942 59
a,b
7308932.SQ.FTS.B, 5.412%, 6/12/35 .... 20 3
a,b
7314028.SQ.FTS.B, 5.565%, 6/12/35 .... 12,817 78
a,b
7309149.SQ.FTS.B, 6.257%, 6/12/35 .... 17,102 157
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7316316.SQ.FTS.B, 5.439%, 6/13/35 .... $ 7,722 $ 44
a,b
7327011.SQ.FTS.B, 5.755%, 6/15/35 .... 4,808 37
a,b
7332055.SQ.FTS.B, 4.652%, 6/18/35 .... 3,921 1,646
a,b
7334268.SQ.FTS.B, 4.936%, 6/18/35 .... 1,113 417
a,b
7333444.SQ.FTS.B, 5.758%, 6/18/35 .... 3,031 37
a,b
7334250.SQ.FTS.B, 6.289%, 6/18/35 .... 770 7
a,b
7335968.SQ.FTS.B, 5.379%, 6/19/35 .... 7,165 49
a,b
7336967.SQ.FTS.B, 6.41%, 6/19/35 ..... 4,561 43
a,b
7340626.SQ.FTS.B, 5.438%, 6/20/35 .... 926 107
a,b
7340672.SQ.FTS.B, 5.755%, 6/20/35 .... 21,574 193
a,b
7347685.SQ.FTS.B, 5.449%, 6/21/35 .... 692 196
a,b
7347201.SQ.FTS.B, 5.742%, 6/21/35 .... 738 8
a,b
7348507.SQ.FTS.B, 4.938%, 6/22/35 .... 2,451 364
a,b
7351847.SQ.FTS.B, 6.006%, 6/23/35 .... 5,842 39
a,b
7351639.SQ.FTS.B, 6.164%, 6/23/35 .... 3,152 33
a,b
7353529.SQ.FTS.B, 6.25%, 6/25/35 ..... 1,275 11
a,b
7353683.SQ.FTS.B, 6.256%, 6/25/35 .... 1,229 17
a,b
7353412.SQ.FTS.B, 6.402%, 6/25/35 .... 101 1
a,b
7360226.SQ.FTS.B, 4.654%, 6/27/35 .... 13,891 142
a,b
7361057.SQ.FTS.B, 5.558%, 6/27/35 .... 451 160
a,b
7366336.SQ.FTS.B, 4.655%, 6/28/35 .... 4,998 569
a,b
7367489.SQ.FTS.B, 5.569%, 6/29/35 .... 1,709 12
a,b
7371639.SQ.FTS.B, 4.941%, 6/30/35 .... 3,048 23
a,b
7370441.SQ.FTS.B, 5.379%, 6/30/35 .... 9,362 109
a,b
7370806.SQ.FTS.B, 5.468%, 6/30/35 .... 595 6
a,b
7372112.SQ.FTS.B, 5.754%, 7/01/35 .... 4,946 19
a,b
7372906.SQ.FTS.B, 5.754%, 7/02/35 .... 11,654 3,810
a,b
7373979.SQ.FTS.B, 5.997%, 7/02/35 .... 594 8
a,b
7378207.SQ.FTS.B, 6.009%, 7/03/35 .... 9,549 62
a,b
7378050.SQ.FTS.B, 6.164%, 7/03/35 .... 114 17
a,b
7378054.SQ.FTS.B, 6.259%, 7/03/35 .... 420 66
a,b
7380824.SQ.FTS.B, 4.753%, 7/04/35 .... 1,279 12
a,b
7382858.SQ.FTS.B, 5.382%, 7/04/35 .... 4,780 72
a,b
7384366.SQ.FTS.B, 5.444%, 7/05/35 .... 2,246 19
a,b
7385423.SQ.FTS.B, 6.006%, 7/05/35 .... 1,828 155
a,b
7390664.SQ.FTS.B, 5.19%, 7/08/35 ..... 10,504 80
a,b
7389557.SQ.FTS.B, 5.38%, 7/08/35 ..... 427 60
a,b
7396701.SQ.FTS.B, 5.567%, 7/10/35 .... 3,637 56
a,b
7395779.SQ.FTS.B, 6.005%, 7/10/35 .... 12,121 105
a,b
7403168.SQ.FTS.B, 5.38%, 7/11/35 ..... 7,909 73
a,b
7406047.SQ.FTS.B, 6.027%, 7/12/35 .... 1,167 11
a,b
7408049.SQ.FTS.B, 4.924%, 7/15/35 .... 1,733 18
a,b
7408322.SQ.FTS.B, 5.565%, 7/15/35 .... 8,489 97
a,b
7410978.SQ.FTS.B, 4.747%, 7/16/35 .... 1,609 19
a,b
7423709.SQ.FTS.B, 6.415%, 7/21/35 .... 5,139 1,756
a,b
7436351.SQ.FTS.B, 5.754%, 7/25/35 .... 9,358 123

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7441240.SQ.FTS.B, 4.745%, 7/26/35 .... $ 3,314 $ 27
a,b
7439758.SQ.FTS.B, 5.379%, 7/26/35 .... 5,557 86
a,b
7442460.SQ.FTS.B, 5.193%, 7/27/35 .... 1,313 19
a,b
7442087.SQ.FTS.B, 6.191%, 7/27/35 .... 681 8
a,b
7442292.SQ.FTS.B, 6.268%, 7/27/35 .... 635 9
a,b
7447150.SQ.FTS.B, 5.568%, 7/29/35 .... 3,715 367
a,b
7450900.SQ.FTS.B, 5.442%, 7/30/35 .... 726 99
a,b
7461507.SQ.FTS.B, 5.378%, 8/02/35 .... 21,883 363
a,b
7462684.SQ.FTS.B, 6.003%, 8/02/35 .... 1,215 19
a,b
7461437.SQ.FTS.B, 6.412%, 8/02/35 .... 1,125 17
a,b
7463744.SQ.FTS.B, 5.378%, 8/04/35 .... 2,237 36
a,b
7466589.SQ.FTS.B, 5.567%, 8/05/35 .... 7,091 94
a,b
7468449.SQ.FTS.B, 6.038%, 8/05/35 .... 286 134
a,b
7466750.SQ.FTS.B, 6.257%, 8/05/35 .... 4,423 56
a,b
7469860.SQ.FTS.B, 6.258%, 8/06/35 .... 5,369 46
a,b
7472376.SQ.FTS.B, 4.66%, 8/07/35 ..... 331 185
a,b
7472610.SQ.FTS.B, 4.937%, 8/07/35 .... 11,644 1,551
a,b
7474077.SQ.FTS.B, 5.749%, 8/07/35 .... 364 176
a,b
7478694.SQ.FTS.B, 5.192%, 8/08/35 .... 5,780 2,020
a,b
7478441.SQ.FTS.B, 6.008%, 8/08/35 .... 1,070 14
a,b
7481878.SQ.FTS.B, 5.561%, 8/09/35 .... 2,953 26
a,b
7483153.SQ.FTS.B, 5.747%, 8/09/35 .... 1,034 28
a,b
7484605.SQ.FTS.B, 4.75%, 8/11/35 ..... 3,161 29
a,b
7484169.SQ.FTS.B, 6.416%, 8/11/35 .... 9,733 212
a,b
7485016.SQ.FTS.B, 5.378%, 8/12/35 .... 859 409
a,b
7487387.SQ.FTS.B, 5.75%, 8/12/35 ..... 3,973 48
a,b
7490950.SQ.FTS.B, 5.566%, 8/13/35 .... 4,533 58
a,b
7489754.SQ.FTS.B, 5.755%, 8/13/35 .... 1,416 817
a,b
7506333.SQ.FTS.B, 5.438%, 8/16/35 .... 591 5
a,b
7511957.SQ.FTS.B, 4.937%, 8/19/35 .... 7,178 4,266
a,b
7517496.SQ.FTS.B, 4.938%, 8/21/35 .... 712 429
a,b
7516624.SQ.FTS.B, 6%, 8/21/35 ....... 1,399 616
a,b
7530073.SQ.FTS.B, 5.75%, 8/24/35 ..... 3,686 35
a,b
7530748.SQ.FTS.B, 4.654%, 8/25/35 .... 2,202 1,301
a,b
7531240.SQ.FTS.B, 6.017%, 8/25/35 .... 1,180 22
a,b
7530940.SQ.FTS.B, 6.172%, 8/25/35 .... 1,322 12
a,b
7531841.SQ.FTS.B, 5.376%, 8/26/35 .... 1,508 922
a,b
7535771.SQ.FTS.B, 5.377%, 8/27/35 .... 12,186 179
a,b
7541816.SQ.FTS.B, 6.264%, 8/28/35 .... 698 24
a,b
7548813.SQ.FTS.B, 5.757%, 8/29/35 .... 6,364 95
a,b
7554908.SQ.FTS.B, 5.562%, 9/02/35 .... 1,474 218
a,b
7555230.SQ.FTS.B, 6.175%, 9/02/35 .... 199 2
a,b
7556670.SQ.FTS.B, 6.261%, 9/03/35 .... 829 15
a,b
7564905.SQ.FTS.B, 5.757%, 9/05/35 .... 1,505 16
a,b
7566244.SQ.FTS.B, 4.776%, 9/06/35 .... 308 4
a,b
7568291.SQ.FTS.B, 5.379%, 9/06/35 .... 283 4
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7566782.SQ.FTS.B, 5.565%, 9/06/35 .... $ 6,213 $ 108
a
7566716.SQ.FTS.B, 5.753%, 9/06/35 .... 474 303
a,b
7572492.SQ.FTS.B, 4.653%, 9/07/35 .... 5,502 1,019
a,b
7571635.SQ.FTS.B, 5.379%, 9/07/35 .... 7,183 89
a
7575552.SQ.FTS.B, 4.936%, 9/08/35 .... 411 266
a,b
7575416.SQ.FTS.B, 6.004%, 9/08/35 .... 1,622 29
a,b
7578838.SQ.FTS.B, 5.758%, 9/09/35 .... 6,138 2,988
a
7583811.SQ.FTS.B, 4.654%, 9/11/35 .... 1,993 426
a
7580692.SQ.FTS.B, 5.567%, 9/11/35 .... 1,216 668
a,b
7585646.SQ.FTS.B, 5.577%, 9/12/35 .... 2,998 18
a,b
7586174.SQ.FTS.B, 6.166%, 9/12/35 .... 2,624 48
a
7590818.SQ.FTS.B, 5.751%, 9/13/35 .... 15 10
a
7594217.SQ.FTS.B, 5.191%, 9/14/35 .... 827 536
a,b
7596132.SQ.FTS.B, 5.565%, 9/14/35 .... 15,381 1,145
a,b
7593321.SQ.FTS.B, 5.749%, 9/14/35 .... 3,989 30
a,b
7593404.SQ.FTS.B, 6.01%, 9/14/35 ..... 1,052 485
a,b
7600963.SQ.FTS.B, 5.759%, 9/16/35 .... 4,304 27
a
7602169.SQ.FTS.B, 5.382%, 9/18/35 .... 131 79
a,b
7602291.SQ.FTS.B, 6.007%, 9/18/35 .... 26,123 225
a,b
7605951.SQ.FTS.B, 6.003%, 9/19/35 .... 2,094 36
a,b
7612178.SQ.FTS.B, 4.756%, 9/20/35 .... 2,687 530
a
7610241.SQ.FTS.B, 5.753%, 9/20/35 .... 272 182
a,b
7611808.SQ.FTS.B, 5.759%, 9/20/35 .... 3,872 1,687
a
7610672.SQ.FTS.B, 6.155%, 9/20/35 .... 300 177
a,b
7616218.SQ.FTS.B, 6.166%, 9/21/35 .... 385 5
a,b
7618103.SQ.FTS.B, 4.657%, 9/22/35 .... 3,603 46
a,b
7618821.SQ.FTS.B, 5.549%, 9/22/35 .... 470 10
a
7618716.SQ.FTS.B, 5.762%, 9/22/35 .... 926 496
a,b
7620736.SQ.FTS.B, 5.999%, 9/22/35 .... 2,920 34
a,b
7618459.SQ.FTS.B, 6.261%, 9/22/35 .... 6,239 3,191
a
7621567.SQ.FTS.B, 5.367%, 9/23/35 .... 176 120
a
7622967.SQ.FTS.B, 5.382%, 9/24/35 .... 182 104
a,b
7623486.SQ.FTS.B, 5.995%, 9/25/35 .... 862 188
a
7631309.SQ.FTS.B, 4.654%, 9/27/35 .... 605 414
a,b
7633336.SQ.FTS.B, 5.189%, 9/27/35 .... 27,598 677
a,b
7631341.SQ.FTS.B, 6.009%, 9/27/35 .... 4,005 94
a,b
7630437.SQ.FTS.B, 6.26%, 9/27/35 ..... 3,990 85
a,b
7643773.SQ.FTS.B, 5.188%, 9/30/35 .... 4,878 117
a,b
7649087.SQ.FTS.B, 5.378%, 10/01/35 ... 9,266 221
a,b
7648074.SQ.FTS.B, 5.379%, 10/01/35 ... 1,647 70
a,b
7647640.SQ.FTS.B, 6.412%, 10/01/35 ... 5,142 114
a
7647604.SQ.FTS.B, 6.419%, 10/01/35 ... 311 83
a,b
7652433.SQ.FTS.B, 5.189%, 10/02/35 ... 33,294 469
a,b
7653745.SQ.FTS.B, 5.913%, 10/02/35 ... 1,546 947
a
7649633.SQ.FTS.B, 6.14%, 10/02/35 .... 232 133
a
7656279.SQ.FTS.B, 5.189%, 10/03/35 ... 17,026 6,296

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7656835.SQ.FTS.B, 5.189%, 10/03/35 ... $ 6,884 $ 4,436
a,b
7657031.SQ.FTS.B, 5.597%, 10/03/35 ... 412 9
a,b
7667780.SQ.FTS.B, 6.171%, 10/05/35 ... 887 537
a,b
7668700.SQ.FTS.B, 5.572%, 10/06/35 ... 1,857 39
a,b
7672063.SQ.FTS.B, 5.93%, 10/08/35 .... 642 169
a,b
7673560.SQ.FTS.B, 6%, 10/08/35 ....... 1,534 61
a,b
7673962.SQ.FTS.B, 5.722%, 10/09/35 ... 5,478 224
a,b
7680242.SQ.FTS.B, 4.937%, 10/10/35 ... 16,681 242
a,b
7679932.SQ.FTS.B, 4.938%, 10/10/35 ... 19,659 274
a,b
7678020.SQ.FTS.B, 6.26%, 10/10/35 .... 2,311 67
a,b
7689723.SQ.FTS.B, 6.259%, 10/13/35 ... 4,931 65
a,b
7690365.SQ.FTS.B, 5.188%, 10/14/35 ... 12,369 215
a
7697053.SQ.FTS.B, 5.348%, 10/16/35 ... 1,002 687
a
7703931.SQ.FTS.B, 4.753%, 10/18/35 ... 1,959 624
a
7703768.SQ.FTS.B, 6.418%, 10/18/35 ... 655 406
a,b
7705636.SQ.FTS.B, 6.162%, 10/19/35 ... 817 20
a,b
7707263.SQ.FTS.B, 5.346%, 10/21/35 ... 11,690 188
a
7722451.SQ.FTS.B, 5.094%, 10/25/35 ... 14,989 6,472
a,b
7721658.SQ.FTS.B, 5.377%, 10/25/35 ... 7,766 138
a
7721341.SQ.FTS.B, 5.91%, 10/25/35 .... 675 271
a
7723857.SQ.FTS.B, 6.511%, 10/25/35 ... 516 205
a,b
7725971.SQ.FTS.B, 4.754%, 10/26/35 ... 3,081 50
a,b
7726791.SQ.FTS.B, 5.09%, 10/26/35 .... 2,036 66
a
7728508.SQ.FTS.B, 5.095%, 10/26/35 ... 2,185 1,393
a,b
7726860.SQ.FTS.B, 5.103%, 10/26/35 ... 968 543
a
7727004.SQ.FTS.B, 5.346%, 10/26/35 ... 1,811 1,263
a
7729519.SQ.FTS.B, 6.48%, 10/26/35 .... 497 214
a
7730736.SQ.FTS.B, 5.102%, 10/27/35 ... 141 106
a,b
7730750.SQ.FTS.B, 5.346%, 10/27/35 ... 32,835 883
a
7736449.SQ.FTS.B, 4.727%, 10/29/35 ... 332 165
a,b
7736276.SQ.FTS.B, 4.787%, 10/29/35 ... 924 33
a,b
7741295.SQ.FTS.B, 5.339%, 10/30/35 ... 1,832 63
a,b
7743177.SQ.FTS.B, 5.912%, 11/01/35 ... 10,923 335
a,b
7745686.SQ.FTS.B, 5.913%, 11/01/35 ... 1,881 1,000
a,b
7750529.SQ.FTS.B, 4.778%, 11/02/35 ... 2,067 957
a
7752431.SQ.FTS.B, 4.78%, 11/02/35 .... 5,222 3,926
a
7751057.SQ.FTS.B, 5.922%, 11/02/35 ... 89 63
a
7753708.SQ.FTS.B, 5.94%, 11/03/35 .... 112 79
a
7758233.SQ.FTS.B, 5.097%, 11/04/35 ... 1,550 1,128
a,b
7759395.SQ.FTS.B, 5.438%, 11/05/35 ... 1,671 48
a,b
7767426.SQ.FTS.B, 4.754%, 11/07/35 ... 1,600 28
a
7771470.SQ.FTS.B, 5.91%, 11/08/35 .... 1,839 1,108
a,b
7771118.SQ.FTS.B, 6.162%, 11/08/35 .... 11,006 6,478
a
7775920.SQ.FTS.B, 4.775%, 11/09/35 ... 1,331 1,001
a,b
7777130.SQ.FTS.B, 5.722%, 11/09/35 ... 6,909 134
a
7781489.SQ.FTS.B, 4.754%, 11/10/35 ... 1,211 691
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7778609.SQ.FTS.B, 5.913%, 11/10/35 ... $ 6,564 $ 2,776
a
7783055.SQ.FTS.B, 5.096%, 11/12/35 ... 1,010 616
a
7782728.SQ.FTS.B, 6.163%, 11/12/35 ... 10,089 4,722
a,b
7787720.SQ.FTS.B, 4.734%, 11/13/35 ... 509 10
a
7785541.SQ.FTS.B, 5.914%, 11/13/35 ... 2,385 1,225
a,b
7786619.SQ.FTS.B, 5.915%, 11/13/35 ... 4,392 84
a
7789078.SQ.FTS.B, 5.346%, 11/14/35 ... 424 322
a,b
7789785.SQ.FTS.B, 5.346%, 11/14/35 ... 1,184 62
a
7790216.SQ.FTS.B, 5.348%, 11/14/35 ... 2,297 1,532
a
7790447.SQ.FTS.B, 5.544%, 11/14/35 ... 1,327 903
a,b
7799914.SQ.FTS.B, 4.748%, 11/16/35 ... 13,481 255
a
7797027.SQ.FTS.B, 5.094%, 11/16/35 ... 5,512 4,033
a
7798391.SQ.FTS.B, 5.91%, 11/16/35 .... 171 139
a
7802938.SQ.FTS.B, 4.78%, 11/17/35 .... 1,484 1,139
a,b
7800202.SQ.FTS.B, 5.344%, 11/17/35 ... 10,005 198
a,b
7801213.SQ.FTS.B, 6.154%, 11/17/35 ... 1,802 37
a,b
7804801.SQ.FTS.B, 6.163%, 11/18/35 ... 17,812 232
a,b
7805105.SQ.FTS.B, 5.348%, 11/19/35 ... 5,427 185
a
7809224.SQ.FTS.B, 4.777%, 11/20/35 ... 1,403 1,112
a
7806254.SQ.FTS.B, 4.78%, 11/20/35 .... 2,925 1,982
a,b
7807568.SQ.FTS.B, 5.914%, 11/20/35 ... 3,764 86
a,b
7811989.SQ.FTS.B, 4.717%, 11/21/35 ... 467 8
a,b
7812032.SQ.FTS.B, 5.538%, 11/21/35 ... 721 32
a
7812847.SQ.FTS.B, 6.144%, 11/21/35 ... 259 133
a
7811277.SQ.FTS.B, 6.164%, 11/21/35 ... 768 461
a,b
7816657.SQ.FTS.B, 6.164%, 11/22/35 ... 1,034 32
a
7822550.SQ.FTS.B, 4.769%, 11/23/35 ... 170 99
a
7827375.SQ.FTS.B, 5.35%, 11/24/35 .... 460 299
a,b
7826584.SQ.FTS.B, 5.444%, 11/24/35 ... 4,735 76
a,b
7825597.SQ.FTS.B, 6.156%, 11/24/35 ... 2,444 47
a
7835872.SQ.FTS.B, 5.094%, 11/28/35 ... 7,228 3,942
a
7840060.SQ.FTS.B, 4.78%, 11/29/35 .... 3,239 2,410
a,b
7836917.SQ.FTS.B, 5.457%, 11/29/35 ... 764 14
a
7836366.SQ.FTS.B, 5.535%, 11/29/35 ... 6,277 3,859
a
7838689.SQ.FTS.B, 5.912%, 11/29/35 ... 20,684 12,356
a
7839709.SQ.FTS.B, 6.463%, 11/29/35 ... 1,026 402
521,121
Freedom Financial Asset Management LLC
b
APP-16899367.FP.FTS.B, 25.49%,
11/30/25 .......................... 2,096 252
APP-17010427.FP.FTS.B, 8.74%, 12/25/25 128 129
APP-11461331.FP.FTS.B, 8.99%, 12/25/25 313 314
APP-14959860.FP.FTS.B, 19.74%, 1/03/26 1,162 1,159
APP-14147815.FP.FTS.B, 19.99%, 1/18/26 224 225
APP-11740312.FP.FTS.B, 20.49%, 2/03/26 1,954 1,983
APP-11872702.FP.FTS.B, 7.99%, 2/20/26 . 1,212 1,216
APP-12410099.FP.FTS.B, 10.24%, 3/15/26 1,697 1,706

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-12032996.FP.FTS.B, 12.34%, 5/22/26 $ 1,908 $ 1,925
APP-13485505.FP.FTS.B, 15.74%, 5/22/26 5,249 5,355
APP-13826786.FP.FTS.B, 16.49%, 6/03/26 317 317
APP-14181485.FP.FTS.B, 11.34%, 6/17/26 9,060 9,137
APP-14057334.FP.FTS.B, 17.49%, 6/18/26 4,672 4,789
APP-14192027.FP.FTS.B, 9.84%, 6/19/26 . 4,705 4,741
APP-07740556.FP.FTS.B, 12.59%, 6/19/26 3,748 3,779
APP-13963648.FP.FTS.B, 17.24%, 6/19/26 6,592 6,760
APP-15602395.FP.FTS.B, 17.24%, 6/24/26 4,658 4,782
APP-14329001.FP.FTS.B, 23.49%, 6/24/26 1,711 1,779
APP-14214629.FP.FTS.B, 10.34%, 6/26/26 2,326 2,336
APP-15676938.FP.FTS.B, 14.49%, 7/06/26 2,340 2,359
b
APP-16070360.FP.FTS.B, 20.74%, 7/10/26 13,870 3,130
APP-15869429.FP.FTS.B, 21.99%, 7/10/26 2,302 2,386
APP-15054747.FP.FTS.B, 21.49%, 7/12/26 6,085 6,302
APP-16085008.FP.FTS.B, 18.49%, 7/14/26 4,719 4,825
APP-14865932.FP.FTS.B, 17.49%, 7/15/26 6,089 6,271
APP-14882473.FP.FTS.B, 12.99%, 7/17/26 8,549 8,634
APP-14688717.FP.FTS.B, 10.99%, 7/18/26 2,588 2,612
APP-14118175.FP.FTS.B, 10.09%, 7/19/26 840 842
APP-14870900.FP.FTS.B, 17.49%, 7/19/26 4,525 4,588
APP-14820629.FP.FTS.B, 17.24%, 7/20/26 9,157 9,514
APP-14865904.FP.FTS.B, 15.74%, 7/23/26 8,698 8,832
APP-14964964.FP.FTS.B, 18.99%, 7/23/26 6,104 6,376
APP-13767438.FP.FTS.B, 10.74%, 7/25/26 5,293 5,334
APP-15048537.FP.FTS.B, 20.99%, 7/25/26 6,095 6,370
APP-16811535.FP.FTS.B, 21.74%, 8/03/26 11,369 11,781
APP-17117415.FP.FTS.B, 11.24%, 8/06/26 7,211 7,276
APP-10219598.FP.FTS.B, 15.49%, 8/11/26 3,621 3,701
APP-16036383.FP.FTS.B, 20.24%, 8/13/26 3,041 3,118
APP-15327014.FP.FTS.B, 9.24%, 8/14/26 . 7,618 7,699
APP-15585646.FP.FTS.B, 9.49%, 8/14/26 . 3,063 3,093
APP-15594751.FP.FTS.B, 10.74%, 8/14/26 7,184 7,255
APP-15449600.FP.FTS.B, 20.74%, 8/15/26 7,808 2,973
APP-15493477.FP.FTS.B, 16.74%, 8/20/26 4,782 4,856
APP-15743821.FP.FTS.B, 26.49%, 8/20/26 3,282 3,452
APP-15757972.FP.FTS.B, 18.24%, 8/21/26 3,583 3,635
APP-15750146.FP.FTS.B, 19.24%, 8/21/26 3,174 3,259
APP-12414817.FP.FTS.B, 15.24%, 8/26/26 4,670 4,720
APP-16078255.FP.FTS.B, 19.24%, 8/26/26 6,981 7,176
APP-14153218.FP.FTS.B, 17.99%, 9/01/26 10,632 3,727
APP-16947974.FP.FTS.B, 13.24%, 9/06/26 4,546 4,650
APP-17143594.FP.FTS.B, 9.99%, 9/07/26 . 3,819 3,859
APP-16728029.FP.FTS.B, 26.49%, 9/09/26 2,703 1,794
APP-16681815.FP.FTS.B, 8.24%, 9/16/26 . 6,283 6,347
APP-16640720.FP.FTS.B, 9.99%, 9/18/26 . 12,317 12,447
APP-14176550.FP.FTS.B, 10.34%, 9/18/26 6,158 6,212
APP-16637870.FP.FTS.B, 12.49%, 9/18/26 4,151 4,201
APP-17100593.FP.FTS.B, 9.49%, 9/20/26 . 4,834 4,886
APP-17124398.FP.FTS.B, 9.74%, 9/20/26 . 12,284 12,435
b
APP-11934555.FP.FTS.B, 19.49%, 9/22/26 8,028 845
APP-17439783.FP.FTS.B, 10.74%, 9/25/26 1,491 1,508
APP-15589148.FP.FTS.B, 14.49%,
10/08/26 .......................... 3,187 3,223
APP-14329008.FP.FTS.B, 19.49%,
10/17/26 .......................... 9,600 10,064
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-11741994.FP.FTS.B, 18.99%,
12/16/26 .......................... $ 5,376 $ 5,539
APP-11737893.FP.FTS.B, 25.49%,
12/18/26 .......................... 3,803 3,968
APP-11694428.FP.FTS.B, 14.49%,
12/22/26 .......................... 832 834
APP-11751120.FP.FTS.B, 8.99%, 12/23/26 10,837 10,969
APP-11694004.FP.FTS.B, 11.74%, 12/23/26 14,125 14,295
APP-11708423.FP.FTS.B, 20.99%,
12/23/26 .......................... 12,016 12,451
APP-11743539.FP.FTS.B, 21.74%,
12/23/26 .......................... 3,950 4,020
b
APP-11752109.FP.FTS.B, 22.49%,
12/23/26 .......................... 5,274 792
APP-14548332.FP.FTS.B, 16.49%, 1/05/27 3,372 3,410
APP-11939491.FP.FTS.B, 15.49%, 1/08/27 5,027 5,156
APP-11795112.FP.FTS.B, 19.99%, 1/08/27 396 394
APP-11603796.FP.FTS.B, 20.99%, 1/15/27 5,449 5,712
APP-11749683.FP.FTS.B, 16.74%, 1/25/27 6,193 6,310
APP-12268807.FP.FTS.B, 10.99%, 2/01/27 8,526 8,613
APP-11703116.FP.FTS.B, 19.49%, 2/05/27 4,323 4,461
APP-12293217.FP.FTS.B, 17.49%, 2/15/27 8,929 9,173
APP-11922307.FP.FTS.B, 20.49%, 2/15/27 3,947 4,108
APP-11904406.FP.FTS.B, 11.24%, 2/19/27 6,262 6,343
APP-11942494.FP.FTS.B, 18.99%, 2/19/27 6,685 6,903
APP-11940530.FP.FTS.B, 13.49%, 2/20/27 5,972 6,060
APP-11861145.FP.FTS.B, 13.24%, 2/22/27 6,534 6,614
APP-10229823.FP.FTS.B, 25.49%, 2/26/27 4,097 4,295
b
APP-11612708.FP.FTS.B, 22.99%, 3/04/27 8,080 839
APP-12361627.FP.FTS.B, 8.99%, 3/07/27 . 7,772 7,859
APP-12389833.FP.FTS.B, 16.49%, 3/07/27 4,201 4,324
APP-12410874.FP.FTS.B, 10.99%, 3/08/27 6,054 6,101
APP-12408565.FP.FTS.B, 17.99%, 3/19/27 8,544 8,865
APP-12412441.FP.FTS.B, 11.24%, 3/22/27 13,197 13,406
APP-11877626.FP.FTS.B, 13.59%, 4/14/27 14,941 15,167
APP-13682302.FP.FTS.B, 18.49%, 4/15/27 4,087 4,224
APP-13744711.FP.FTS.B, 26.49%, 4/15/27 3,630 3,800
APP-12119826.FP.FTS.B, 12.09%, 4/16/27 18,038 18,260
b
APP-13767273.FP.FTS.B, 11.59%, 4/18/27 7,499 825
APP-13929153.FP.FTS.B, 9.59%, 4/20/27 . 4,777 4,841
APP-14057284.FP.FTS.B, 13.59%, 4/23/27 14,446 14,660
APP-14099769.FP.FTS.B, 20.49%, 4/30/27 8,111 8,517
APP-14187476.FP.FTS.B, 17.99%, 5/01/27 11,050 11,341
APP-14087177.FP.FTS.B, 18.99%, 5/02/27 7,105 7,371
APP-14289803.FP.FTS.B, 22.49%, 5/02/27 4,099 4,227
APP-14041540.FP.FTS.B, 11.59%, 5/03/27 8,013 8,126
APP-13483981.FP.FTS.B, 16.99%, 5/15/27 5,053 5,225
APP-13485148.FP.FTS.B, 18.49%, 5/15/27 11,455 11,868
APP-13849753.FP.FTS.B, 9.34%, 5/20/27 . 11,804 11,969
APP-13800465.FP.FTS.B, 18.49%, 5/20/27 4,819 5,033
APP-13529032.FP.FTS.B, 18.74%, 5/20/27 14,614 15,158
APP-13705972.FP.FTS.B, 26.49%, 5/20/27 4,686 4,914
APP-13542298.FP.FTS.B, 11.34%, 5/21/27 9,430 9,578
APP-13767415.FP.FTS.B, 19.49%, 5/21/27 5,914 6,061
APP-13838022.FP.FTS.B, 22.49%, 5/21/27 3,403 3,537
APP-13628676.FP.FTS.B, 16.99%, 5/27/27 5,045 5,157

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-13485109.FP.FTS.B, 20.49%, 5/27/27 $ 5,143 $ 5,404
APP-13724215.FP.FTS.B, 10.09%, 5/28/27 17,177 17,444
APP-13751462.FP.FTS.B, 11.59%, 5/28/27 13,967 14,218
APP-13899643.FP.FTS.B, 12.09%, 5/28/27 19,373 19,653
APP-13574037.FP.FTS.B, 15.24%, 5/28/27 18,905 19,330
APP-13628755.FP.FTS.B, 19.49%, 5/28/27 4,449 4,613
APP-13521024.FP.FTS.B, 20.99%, 5/28/27 6,935 7,293
APP-13836108.FP.FTS.B, 13.59%, 5/31/27 15,199 15,485
APP-13623936.FP.FTS.B, 9.34%, 6/03/27 . 14,930 15,126
APP-14688354.FP.FTS.B, 17.49%, 6/04/27 11,134 11,316
APP-14200239.FP.FTS.B, 11.34%, 6/06/27 383 383
APP-14165096.FP.FTS.B, 14.74%, 6/06/27 12,180 12,408
APP-14192451.FP.FTS.B, 17.99%, 6/06/27 12,340 12,678
APP-14083608.FP.FTS.B, 20.49%, 6/06/27 2,295 2,305
APP-14225512.FP.FTS.B, 20.49%, 6/07/27 4,315 4,442
APP-13914635.FP.FTS.B, 20.99%, 6/10/27 9,320 5,702
APP-14324970.FP.FTS.B, 24.74%, 6/12/27 6,574 6,920
APP-14219059.FP.FTS.B, 11.34%, 6/16/27 6,163 6,232
APP-15597460.FP.FTS.B, 16.49%, 6/16/27 13,179 13,404
APP-14301553.FP.FTS.B, 22.49%, 6/16/27 7,300 7,581
APP-14138938.FP.FTS.B, 11.59%, 6/17/27 6,410 6,506
APP-14200894.FP.FTS.B, 23.49%, 6/17/27 6,284 6,608
APP-14243912.FP.FTS.B, 26.49%, 6/17/27 4,355 4,570
APP-14057201.FP.FTS.B, 15.99%, 6/18/27 5,014 5,181
APP-14108165.FP.FTS.B, 20.49%, 6/18/27 7,601 7,889
APP-14066107.FP.FTS.B, 9.34%, 6/19/27 . 14,931 15,154
APP-13484916.FP.FTS.B, 14.99%, 6/19/27 7,247 7,371
APP-14165192.FP.FTS.B, 17.99%, 6/19/27 2,692 2,712
APP-14025039.FP.FTS.B, 20.49%, 6/19/27 5,411 5,653
APP-14202174.FP.FTS.B, 11.59%, 6/20/27 5,045 5,124
APP-14077334.FP.FTS.B, 13.59%, 6/20/27 8,677 8,781
APP-14194952.FP.FTS.B, 17.99%, 6/20/27 8,622 8,920
APP-11743712.FP.FTS.B, 21.49%, 6/22/27 7,228 7,600
APP-14227617.FP.FTS.B, 20.99%, 6/25/27 4,716 4,958
APP-14292674.FP.FTS.B, 21.99%, 6/25/27 7,872 8,313
APP-13695730.FP.FTS.B, 26.49%, 6/28/27 3,839 1,366
APP-15753390.FP.FTS.B, 26.99%, 7/01/27 5,208 5,485
APP-15653357.FP.FTS.B, 21.24%, 7/04/27 3,774 3,882
APP-14883847.FP.FTS.B, 17.24%, 7/06/27 3,236 3,284
APP-15556990.FP.FTS.B, 21.24%, 7/06/27 4,739 4,873
APP-14902078.FP.FTS.B, 11.74%, 7/07/27 9,947 10,079
APP-14904704.FP.FTS.B, 13.99%, 7/07/27 15,709 15,940
APP-14923950.FP.FTS.B, 13.74%, 7/08/27 5,333 5,415
APP-14868239.FP.FTS.B, 11.99%, 7/12/27 4,900 4,970
APP-14709072.FP.FTS.B, 17.49%, 7/12/27 3,824 3,847
APP-14818480.FP.FTS.B, 11.74%, 7/15/27 13,434 13,596
APP-14914496.FP.FTS.B, 11.74%, 7/15/27 16,164 16,403
APP-15137192.FP.FTS.B, 11.99%, 7/15/27 7,072 7,171
APP-14843307.FP.FTS.B, 11.99%, 7/17/27 5,434 5,507
APP-14811744.FP.FTS.B, 13.99%, 7/19/27 14,724 14,989
APP-14688586.FP.FTS.B, 17.49%, 7/19/27 11,940 12,198
APP-14160424.FP.FTS.B, 23.99%, 7/19/27 8,255 8,736
APP-14188625.FP.FTS.B, 13.59%, 7/20/27 8,851 9,014
APP-14902830.FP.FTS.B, 16.24%, 7/20/27 17,451 18,047
APP-15056862.FP.FTS.B, 22.99%, 7/20/27 9,500 9,970
APP-14865961.FP.FTS.B, 11.74%, 7/21/27 14,535 14,768
APP-14937680.FP.FTS.B, 11.99%, 7/21/27 4,767 4,815
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-14881643.FP.FTS.B, 17.49%, 7/21/27 $ 9,669 $ 9,884
APP-14877061.FP.FTS.B, 9.99%, 7/22/27 . 6,530 6,634
APP-14314279.FP.FTS.B, 23.49%, 7/25/27 3,607 3,784
APP-14335800.FP.FTS.B, 19.99%, 7/27/27 6,866 7,153
APP-13417402.FP.FTS.B, 17.99%, 7/28/27 6,655 7,002
APP-15053109.FP.FTS.B, 11.74%, 7/29/27 8,138 8,278
APP-16690743.FP.FTS.B, 18.49%, 8/01/27 3,790 3,846
APP-15361603.FP.FTS.B, 19.74%, 8/01/27 3,534 3,608
APP-15584134.FP.FTS.B, 12.99%, 8/03/27 11,237 11,406
APP-16724945.FP.FTS.B, 13.99%, 8/03/27 7,982 3,671
APP-16827842.FP.FTS.B, 16.24%, 8/03/27 11,077 11,229
APP-17031491.FP.FTS.B, 13.99%, 8/05/27 22,657 23,021
APP-17272402.FP.FTS.B, 21.24%, 8/05/27 15,415 15,935
APP-15713621.FP.FTS.B, 12.49%, 8/06/27 7,291 7,388
APP-14143499.FP.FTS.B, 17.24%, 8/07/27 15,778 16,253
APP-15045243.FP.FTS.B, 21.49%, 8/10/27 9,628 10,025
APP-15437840.FP.FTS.B, 20.24%, 8/13/27 7,603 7,952
APP-16055829.FP.FTS.B, 12.99%, 8/14/27 5,111 5,209
APP-16079598.FP.FTS.B, 20.49%, 8/14/27 9,790 5,730
APP-15638158.FP.FTS.B, 21.24%, 8/14/27 4,516 4,661
APP-14058523.FP.FTS.B, 21.99%, 8/14/27 16,350 17,049
APP-15398960.FP.FTS.B, 12.99%, 8/15/27 18,572 18,875
APP-15709743.FP.FTS.B, 14.49%, 8/15/27 17,598 17,908
APP-15299307.FP.FTS.B, 14.99%, 8/15/27 13,234 13,480
APP-15544956.FP.FTS.B, 18.74%, 8/15/27 7,332 7,496
APP-15702332.FP.FTS.B, 20.24%, 8/15/27 4,773 4,874
APP-15600789.FP.FTS.B, 22.24%, 8/15/27 3,716 3,856
APP-16074588.FP.FTS.B, 23.49%, 8/15/27 7,281 7,616
APP-15763149.FP.FTS.B, 26.99%, 8/15/27 5,434 5,714
APP-15602475.FP.FTS.B, 12.49%, 8/19/27 7,607 7,732
APP-15601188.FP.FTS.B, 21.24%, 8/19/27 23,594 24,413
APP-15811836.FP.FTS.B, 19.74%, 8/20/27 11,819 12,227
APP-15741986.FP.FTS.B, 12.49%, 8/21/27 6,277 6,326
APP-15602128.FP.FTS.B, 21.74%, 8/21/27 6,624 6,920
APP-16024812.FP.FTS.B, 12.99%, 8/22/27 5,163 5,258
APP-14178173.FP.FTS.B, 15.24%, 8/26/27 9,618 9,809
APP-15871509.FP.FTS.B, 20.49%, 8/26/27 8,747 9,110
APP-16071674.FP.FTS.B, 22.49%, 8/26/27 5,223 5,424
APP-15234987.FP.FTS.B, 16.74%, 8/27/27 13,400 13,717
APP-14346063.FP.FTS.B, 18.49%, 8/27/27 12,669 13,162
APP-16019364.FP.FTS.B, 20.99%, 8/28/27 14,109 14,662
APP-15594246.FP.FTS.B, 25.49%, 8/30/27 13,991 14,837
APP-14911217.FP.FTS.B, 13.99%, 9/07/27 11,414 11,618
APP-17244225.FP.FTS.B, 9.49%, 9/09/27 . 8,898 9,024
APP-17250115.FP.FTS.B, 9.74%, 9/09/27 . 3,181 3,226
b
APP-15558741.FP.FTS.B, 19.49%, 9/12/27 23,711 2,697
APP-17450366.FP.FTS.B, 21.24%, 9/13/27 5,769 5,963
APP-16817244.FP.FTS.B, 18.24%, 9/14/27 24,185 24,706
APP-16652517.FP.FTS.B, 14.24%, 9/15/27 7,478 7,582
APP-11750409.FP.FTS.B, 17.99%, 9/15/27 8,501 8,839
APP-16847088.FP.FTS.B, 18.24%, 9/15/27 5,099 5,294
APP-15584156.FP.FTS.B, 26.99%, 9/15/27 384 383
APP-16906029.FP.FTS.B, 17.74%, 9/17/27 5,078 5,178
APP-14177752.FP.FTS.B, 11.59%, 9/18/27 11,784 11,992
APP-16599721.FP.FTS.B, 13.49%, 9/19/27 2,596 2,608
APP-15742698.FP.FTS.B, 20.74%, 9/20/27 10,339 10,870

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-15738048.FP.FTS.B, 24.99%, 9/20/27 $ 8,417 $ 8,749
APP-15723564.FP.FTS.B, 26.99%, 9/21/27 1,928 731
APP-15758289.FP.FTS.B, 26.99%, 9/21/27 5,595 5,901
APP-17193229.FP.FTS.B, 11.99%, 9/22/27 6,657 6,785
APP-13628761.FP.FTS.B, 20.99%, 9/23/27 1,799 1,808
APP-15037668.FP.FTS.B, 26.99%, 9/23/27 5,875 6,206
APP-17329208.FP.FTS.B, 20.99%, 9/25/27 8,850 2,935
b
APP-15684113.FP.FTS.B, 20.74%,
10/18/27 .......................... 4,821 1,774
APP-16061296.FP.FTS.B, 23.49%,
10/27/27 .......................... 3,528 3,609
APP-15718443.FP.FTS.B, 26.99%,
10/30/27 .......................... 14,084 14,913
APP-14122876.FP.FTS.B, 23.49%,
11/20/27 .......................... 18,405 19,388
APP-15757316.FP.FTS.B, 24.99%,
11/24/27 .......................... 12,827 13,518
APP-14840263.FP.FTS.B, 17.49%,
12/08/27 .......................... 14,066 14,359
APP-17433516.FP.FTS.B, 20.49%,
12/12/27 .......................... 13,459 13,878
b
APP-15589159.FP.FTS.B, 26.74%,
12/22/27 .......................... 8,671 899
APP-16893024.FP.FTS.B, 19.99%, 1/11/28 9,977 10,181
APP-15032228.FP.FTS.B, 23.49%, 9/12/35 476 333
b
APP-15537240.FP.FTS.B, 25.49%,
11/12/35 .......................... 2,963 335
1,783,972
LendingClub Corp. - LCX PM
188053341.LC.FTS.B, 6%, 4/08/27 ...... 2,168 2,207
187514926.LC.FTS.B, 23.49%, 4/11/27 ... 3,328 3,428
188110736.LC.FTS.B, 23.99%, 4/13/27 ... 5,485 –
188308390.LC.FTS.B, 25.99%, 4/14/27 ... 2,655 2,758
188225211.LC.FTS.B, 20.99%, 4/18/27 ... 6,225 6,180
188575003.LC.FTS.B, 22.49%, 4/20/27 ... 2,503 2,562
188450442.LC.FTS.B, 15.19%, 4/21/27 ... 10,707 10,498
188615522.LC.FTS.B, 16.19%, 4/21/27 ... 6,207 6,206
188593509.LC.FTS.B, 19.44%, 4/21/27 ... 2,923 2,984
188582913.LC.FTS.B, 20.49%, 4/21/27 ... 13,708 –
188633218.LC.FTS.B, 28.99%, 4/21/27 ... 5,475 5,694
188630360.LC.FTS.B, 20.49%, 4/22/27 ... 9,060 9,233
188277503.LC.FTS.B, 23.19%, 4/22/27 ... 4,328 4,436
187548960.LC.FTS.B, 20.49%, 4/25/27 ... 7,696 7,625
187548690.LC.FTS.B, 23.49%, 4/25/27 ... 8,938 –
188528665.LC.FTS.B, 23.99%, 4/25/27 ... 3,081 3,162
187899660.LC.FTS.B, 23.99%, 4/29/27 ... 9,249 9,473
b
188303635.LC.FTS.B, 20.99%, 6/21/27 ... 5,948 271
188186124.LC.FTS.B, 21.49%, 11/12/27 .. 3,773 3,690
188574271.LC.FTS.B, 22.49%, 11/30/27 .. 19,004 –
b
188256153.LC.FTS.B, 18.99%, 12/12/27 .. 3,672 231
b
188223031.LC.FTS.B, 18.99%, 1/28/28 ... 19,062 2,536
188415292.LC.FTS.B, 22.99%, 7/20/28 ... 16,933 16,861
188123636.LC.FTS.B, 5%, 4/13/35 ...... 308 308
100,343
Description
Principal
Amount Value
Prosper Funding LLC
1751899.PS.FTS.B, 22.6%, 1/20/26 ..... $ 833 $ 832
b
1700571.PS.FTS.B, 18.11%, 1/24/26 .... 3,306 286
1655235.PS.FTS.B, 24.03%, 10/27/26 ... 4,269 4,445
1649350.PS.FTS.B, 18.78%, 10/28/26 ... 3,792 3,876
1657464.PS.FTS.B, 10.5%, 10/29/26 .... 1,028 1,029
1646555.PS.FTS.B, 10.9%, 10/29/26 .... 6,627 6,640
1646915.PS.FTS.B, 16.1%, 10/29/26 .... 4,339 4,439
1658775.PS.FTS.B, 12.5%, 11/02/26 .... 8,173 8,138
1658917.PS.FTS.B, 10.7%, 11/09/26 .... 3,695 3,689
1666464.PS.FTS.B, 15.29%, 11/09/26 .... 2,851 2,871
1654475.PS.FTS.B, 10.8%, 11/10/26 .... 4,945 2,789
1660093.PS.FTS.B, 10.9%, 11/10/26 .... 817 814
1654907.PS.FTS.B, 16%, 11/12/26 ...... 3,121 3,168
1667685.PS.FTS.B, 17.1%, 11/15/26 .... 7,392 7,502
1665225.PS.FTS.B, 19.53%, 11/18/26 .... 1,388 1,393
1686612.PS.FTS.B, 16.8%, 12/16/26 .... 7,635 7,688
1673612.PS.FTS.B, 19.3%, 12/16/26 .... 1,951 1,983
1674065.PS.FTS.B, 27.18%, 12/16/26 ... 5,467 5,669
1674635.PS.FTS.B, 13.77%, 12/17/26 ... 5,066 5,091
1681423.PS.FTS.B, 10.08%, 12/20/26 ... 4,224 4,220
1688043.PS.FTS.B, 10.5%, 12/20/26 .... 3,386 3,382
1681000.PS.FTS.B, 11.6%, 12/20/26 .... 1,876 1,877
1673600.PS.FTS.B, 11.6%, 12/25/26 .... 2,908 2,902
1681444.PS.FTS.B, 9.81%, 12/27/26 .... 8,630 1,939
1675322.PS.FTS.B, 21.09%, 12/30/26 ... 5,993 6,268
1687826.PS.FTS.B, 12.6%, 1/12/27 ..... 3,735 3,726
1688201.PS.FTS.B, 24.03%, 1/12/27 .... 3,692 3,833
1694575.PS.FTS.B, 11.99%, 1/13/27 .... 6,472 6,459
1688543.PS.FTS.B, 16.18%, 1/13/27 .... 4,972 4,982
1695334.PS.FTS.B, 15.1%, 1/14/27 ..... 3,562 3,582
1702050.PS.FTS.B, 18.78%, 1/14/27 .... 3,424 3,487
1689323.PS.FTS.B, 26.88%, 1/14/27 .... 1,151 1,196
1689608.PS.FTS.B, 28.23%, 1/14/27 .... 5,859 6,086
1705371.PS.FTS.B, 12.62%, 1/20/27 .... 9,341 9,336
1693711.PS.FTS.B, 21.63%, 1/31/27 .... 3,925 4,078
1715428.PS.FTS.B, 9.99%, 2/15/27 ..... 1,599 1,594
1715575.PS.FTS.B, 18.59%, 2/15/27 .... 3,319 3,373
1709420.PS.FTS.B, 21.18%, 2/16/27 .... 4,081 4,161
1709807.PS.FTS.B, 15.1%, 2/17/27 ..... 6,183 6,214
1696093.PS.FTS.B, 16%, 2/17/27 ....... 5,013 5,107
1711007.PS.FTS.B, 18.78%, 2/18/27 .... 6,082 6,208
1710686.PS.FTS.B, 19%, 2/18/27 ....... 3,631 3,707
1708892.PS.FTS.B, 11.79%, 2/20/27 .... 6,602 6,579
1688975.PS.FTS.B, 12.4%, 2/26/27 ..... 7,530 7,499
1708439.PS.FTS.B, 16.7%, 3/09/27 ..... 2,499 2,544
1749361.PS.FTS.B, 10.5%, 4/05/27 ..... 4,997 4,959
1742753.PS.FTS.B, 11.7%, 4/05/27 ..... 5,091 5,051
1752456.PS.FTS.B, 16.18%, 4/05/27 .... 2,642 1,466
1749730.PS.FTS.B, 11.6%, 4/06/27 ..... 5,449 5,408
1752861.PS.FTS.B, 12.5%, 4/06/27 ..... 3,680 3,652
1750153.PS.FTS.B, 16.9%, 4/06/27 ..... 3,534 3,579
1754274.PS.FTS.B, 11.6%, 4/07/27 ..... 1,271 1,261
1751020.PS.FTS.B, 14.49%, 4/07/27 .... 2,111 2,105
1753719.PS.FTS.B, 14.68%, 4/07/27 .... 2,968 2,945
1745348.PS.FTS.B, 10.4%, 4/08/27 ..... 10,692 10,616
1755504.PS.FTS.B, 10.29%, 4/11/27 .... 3,202 3,181
1752913.PS.FTS.B, 15.5%, 4/11/27 ..... 3,848 3,838

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1756335.PS.FTS.B, 18.33%, 4/12/27 .... $ 9,417 $ 9,563
1755102.PS.FTS.B, 15.29%, 4/13/27 .... 11,589 11,547
1755513.PS.FTS.B, 21%, 4/20/27 ....... 2,534 2,629
b
1704399.PS.FTS.B, 13.8%, 11/03/27 .... 19,135 939
1693289.PS.FTS.B, 12.9%, 12/21/27 .... 4,441 4,394
1743968.PS.FTS.B, 11.2%, 3/15/28 ..... 8,984 8,785
272,599
Upgrade, Inc. - Card
991835626.UG.FTS.B, 28.98%, 4/15/26 .. 64 65
b
991803612.UG.FTS.B, 29.49%, 8/15/26 .. 39 3
b
991763663.UG.FTS.B, 16.99%, 9/13/30 .. 44 3
71
Upstart Network, Inc.
L1714660.UP.FTS.B, 8.12%, 9/15/26 .... 8,511 2,677
L1717453.UP.FTS.B, 9.3%, 9/15/26 ..... 10,972 10,755
L1712309.UP.FTS.B, 10.63%, 9/15/26 .... 899 884
L1716286.UP.FTS.B, 13.58%, 9/15/26 .... 3,554 3,495
b
L1716175.UP.FTS.B, 19.72%, 9/15/26 .... 3,690 266
L1714787.UP.FTS.B, 19.9%, 9/15/26 .... 315 309
L1717659.UP.FTS.B, 24.51%, 9/15/26 .... 858 845
L1715574.UP.FTS.B, 25.72%, 9/15/26 .... 1,557 1,533
L1713640.UP.FTS.B, 26.25%, 9/15/26 .... 1,453 479
L1705442.UP.FTS.B, 26.69%, 9/15/26 .... 2,053 2,021
FW1718296.UP.FTS.B, 26.73%, 9/15/26 .. 2,005 1,974
FW1718304.UP.FTS.B, 30.56%, 9/15/26 .. 865 853
FW1708223.UP.FTS.B, 31.43%, 9/15/26 .. 1,192 1,175
FW1718952.UP.FTS.B, 31.98%, 9/15/26 .. 2,457 2,423
FW1718497.UP.FTS.B, 32.01%, 9/15/26 .. 725 715
L1888552.UP.FTS.B, 7.94%, 10/20/26 .... 7,449 5,410
L1888883.UP.FTS.B, 8.11%, 10/20/26 .... 2,824 2,768
FW1885766.UP.FTS.B, 12.47%, 10/20/26 . 8,030 7,898
L1885346.UP.FTS.B, 12.58%, 10/20/26 ... 754 741
L1883791.UP.FTS.B, 16%, 10/20/26 ..... 2,963 2,932
L1887062.UP.FTS.B, 16.6%, 10/20/26 .... 1,340 1,321
FW1886267.UP.FTS.B, 17.53%, 10/20/26 . 2,860 2,819
FW1885177.UP.FTS.B, 19.83%, 10/20/26 . 1,711 1,686
L1888979.UP.FTS.B, 20.2%, 10/20/26 .... 5,169 5,092
L1887570.UP.FTS.B, 22.24%, 10/20/26 ... 949 935
L1887186.UP.FTS.B, 23.15%, 10/20/26 ... 601 592
L1886386.UP.FTS.B, 23.7%, 10/20/26 .... 356 351
L1882558.UP.FTS.B, 25.08%, 10/20/26 ... 498 491
FW1887450.UP.FTS.B, 25.16%, 10/20/26 . 4,628 4,566
FW1885417.UP.FTS.B, 25.25%, 10/20/26 . 1,551 1,530
L1888117.UP.FTS.B, 25.32%, 10/20/26 ... 1,273 1,256
L1885428.UP.FTS.B, 25.94%, 10/20/26 ... 4,802 3,644
L1862311.UP.FTS.B, 26.09%, 10/20/26 ... 2,521 2,487
FW1885184.UP.FTS.B, 29.51%, 10/20/26 . 4,417 4,361
FW1884150.UP.FTS.B, 30.85%, 10/20/26 . 137 124
FW1888248.UP.FTS.B, 31.19%, 10/20/26 . 1,821 1,796
FW1888517.UP.FTS.B, 31.21%, 10/20/26 . 675 667
FW1886674.UP.FTS.B, 31.35%, 10/20/26 . 1,424 1,406
L2047884.UP.FTS.B, 7.92%, 11/15/26 .... 3,453 3,383
L2048411.UP.FTS.B, 8.56%, 11/15/26 .... 1,001 979
L2047237.UP.FTS.B, 9.32%, 11/15/26 .... 1,802 1,763
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2046704.UP.FTS.B, 9.53%, 11/15/26 .. $ 3,878 $ 3,795
L2039266.UP.FTS.B, 10.56%, 11/15/26 ... 396 391
L2048156.UP.FTS.B, 13.55%, 11/15/26 ... 1,969 1,413
L2046597.UP.FTS.B, 14.02%, 11/15/26 ... 5,575 5,478
L2047243.UP.FTS.B, 14.23%, 11/15/26 ... 5,039 4,951
FW2047393.UP.FTS.B, 14.85%, 11/15/26 . 2,825 2,792
FW2049034.UP.FTS.B, 15.15%, 11/15/26 . 1,803 1,781
L2048596.UP.FTS.B, 15.55%, 11/15/26 ... 1,690 1,661
L2048855.UP.FTS.B, 15.99%, 11/15/26 ... 2,705 2,673
b
L2048386.UP.FTS.B, 16.67%, 11/15/26 ... 3,625 571
L2046932.UP.FTS.B, 17.96%, 11/15/26 ... 5,587 5,494
L2049268.UP.FTS.B, 19.7%, 11/15/26 .... 2,430 715
L2049153.UP.FTS.B, 19.94%, 11/15/26 ... 3,066 3,012
L2047279.UP.FTS.B, 20.87%, 11/15/26 ... 2,799 2,751
L2048606.UP.FTS.B, 21.48%, 11/15/26 ... 3,200 3,144
b
L2047175.UP.FTS.B, 21.59%, 11/15/26 ... 512 37
L2047532.UP.FTS.B, 21.84%, 11/15/26 ... 1,578 1,551
b
L2047358.UP.FTS.B, 21.89%, 11/15/26 ... 1,892 312
L2047197.UP.FTS.B, 21.93%, 11/15/26 ... 3,444 3,390
FW2047187.UP.FTS.B, 22.1%, 11/15/26 .. 5,066 4,981
FW2049063.UP.FTS.B, 22.49%, 11/15/26 . 8,927 8,790
b
FW2047777.UP.FTS.B, 22.57%, 11/15/26 . 1,333 219
b
L2048190.UP.FTS.B, 23.66%, 11/15/26 ... 5,861 426
FW2034466.UP.FTS.B, 24.37%, 11/15/26 . 917 902
L2047240.UP.FTS.B, 24.44%, 11/15/26 ... 1,209 1,111
L2047586.UP.FTS.B, 24.7%, 11/15/26 .... 757 744
L2048978.UP.FTS.B, 25.37%, 11/15/26 ... 3,319 3,266
L2049419.UP.FTS.B, 25.38%, 11/15/26 ... 253 249
L2048909.UP.FTS.B, 25.5%, 11/15/26 .... 881 669
FW2027220.UP.FTS.B, 25.94%, 11/15/26 . 569 560
FW2047100.UP.FTS.B, 26.77%, 11/15/26 . 1,016 1,000
FW2047988.UP.FTS.B, 29.5%, 11/15/26 .. 2,847 2,804
FW2047468.UP.FTS.B, 30.8%, 11/15/26 .. 350 174
FW2049349.UP.FTS.B, 30.81%, 11/15/26 . 573 564
FW2049409.UP.FTS.B, 31.09%, 11/15/26 . 3,758 3,702
FW1979816.UP.FTS.B, 31.12%, 11/15/26 . 1,030 1,014
FW2048749.UP.FTS.B, 31.13%, 11/15/26 . 905 891
FW2047594.UP.FTS.B, 31.24%, 11/15/26 . 376 371
FW2048610.UP.FTS.B, 31.92%, 11/15/26 . 2,360 2,326
FW2096102.UP.FTS.B, 7.51%, 11/22/26 .. 2,103 2,058
L2094764.UP.FTS.B, 11.93%, 11/22/26 ... 713 701
FW2083090.UP.FTS.B, 12.64%, 11/22/26 . 238 234
L2094888.UP.FTS.B, 12.99%, 11/22/26 ... 411 404
L2094766.UP.FTS.B, 16.38%, 11/22/26 ... 1,160 1,149
FW2095326.UP.FTS.B, 16.9%, 11/22/26 .. 1,462 1,448
L2095105.UP.FTS.B, 17.31%, 11/22/26 ... 6,954 5,037
FW2094890.UP.FTS.B, 17.34%, 11/22/26 . 4,414 4,371
FW2096292.UP.FTS.B, 18.39%, 11/22/26 . 2,572 2,537
L2094851.UP.FTS.B, 18.61%, 11/22/26 ... 13,648 13,519
L2096899.UP.FTS.B, 19.33%, 11/22/26 ... 3,945 3,892
L2096144.UP.FTS.B, 19.54%, 11/22/26 ... 4,487 4,427
FW2094159.UP.FTS.B, 20.44%, 11/22/26 . 2,902 2,864
L2096760.UP.FTS.B, 21.84%, 11/22/26 ... 3,469 3,421
FW2095395.UP.FTS.B, 22.89%, 11/22/26 . 622 461
L2094312.UP.FTS.B, 25.16%, 11/22/26 ... 9,990 9,862
L2096356.UP.FTS.B, 25.27%, 11/22/26 ... 331 327

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2095277.UP.FTS.B, 25.75%, 11/22/26 . $ 5,007 $ 4,944
L2094270.UP.FTS.B, 25.87%, 11/22/26 ... 1,070 1,057
FW2094585.UP.FTS.B, 27.16%, 11/22/26 . 1,946 1,441
L2096054.UP.FTS.B, 27.38%, 11/22/26 ... 1,132 1,118
L2096384.UP.FTS.B, 27.83%, 11/22/26 ... 3,168 3,129
FW2096342.UP.FTS.B, 28.48%, 11/22/26 . 1,751 1,730
b
FW2096376.UP.FTS.B, 29.09%, 11/22/26 . 2,415 36
FW2096279.UP.FTS.B, 30.8%, 11/22/26 .. 429 424
FW2096663.UP.FTS.B, 31.48%, 11/22/26 . 1,931 1,459
FW2089645.UP.FTS.B, 31.75%, 11/22/26 . 3,441 3,436
FW2094660.UP.FTS.B, 31.22%, 11/24/26 . 3,872 3,828
b
FW2096115.UP.FTS.B, 23.24%, 11/28/26 . 1,432 104
L2096773.UP.FTS.B, 24.83%, 12/03/26 ... 955 942
FW2024402.UP.FTS.B, 24.5%, 12/06/26 .. 4,243 4,186
FW2293082.UP.FTS.B, 6.16%, 12/21/26 .. 1,052 1,025
FW2293501.UP.FTS.B, 7.39%, 12/21/26 .. 1,977 1,933
L2292686.UP.FTS.B, 7.74%, 12/21/26 .... 808 790
L2295697.UP.FTS.B, 8.34%, 12/21/26 .... 192 189
L2295880.UP.FTS.B, 8.72%, 12/21/26 .... 820 802
L2295310.UP.FTS.B, 9.3%, 12/21/26 .... 1,991 1,949
L2294640.UP.FTS.B, 9.73%, 12/21/26 .... 658 647
L2288385.UP.FTS.B, 12.86%, 12/21/26 ... 1,468 1,442
L2294220.UP.FTS.B, 13.69%, 12/21/26 ... 1,785 1,754
L2294790.UP.FTS.B, 13.78%, 12/21/26 ... 1,843 1,811
L2296049.UP.FTS.B, 17.33%, 12/21/26 ... 1,576 1,561
L2295430.UP.FTS.B, 18.6%, 12/21/26 .... 5,165 3,718
L2295608.UP.FTS.B, 18.98%, 12/21/26 ... 3,229 3,183
FW2293617.UP.FTS.B, 19.06%, 12/21/26 . 2,415 1,750
FW2294886.UP.FTS.B, 19.07%, 12/21/26 . 669 487
FW2293806.UP.FTS.B, 19.41%, 12/21/26 . 2,541 2,516
L2296294.UP.FTS.B, 19.65%, 12/21/26 ... 429 423
L2293347.UP.FTS.B, 20.07%, 12/21/26 ... 9,854 9,716
L2294842.UP.FTS.B, 21.22%, 12/21/26 ... 1,672 1,647
L2296434.UP.FTS.B, 21.52%, 12/21/26 ... 892 651
L2296037.UP.FTS.B, 22.38%, 12/21/26 ... 1,609 1,586
L2286942.UP.FTS.B, 22.51%, 12/21/26 ... 737 726
L2293386.UP.FTS.B, 22.55%, 12/21/26 ... 2,727 2,689
L2294767.UP.FTS.B, 23.15%, 12/21/26 ... 904 891
FW2295460.UP.FTS.B, 23.88%, 12/21/26 . 9,953 7,240
L2295515.UP.FTS.B, 24.19%, 12/21/26 ... 5,539 4,087
L2294601.UP.FTS.B, 24.7%, 12/21/26 .... 17,567 17,328
L2246443.UP.FTS.B, 25.23%, 12/21/26 ... 1 1
L2294392.UP.FTS.B, 25.44%, 12/21/26 ... 6,879 6,785
L2287500.UP.FTS.B, 25.45%, 12/21/26 ... 2,502 786
L2292073.UP.FTS.B, 25.46%, 12/21/26 ... 1,066 1,052
FW2293261.UP.FTS.B, 30.26%, 12/21/26 . 417 412
FW2296110.UP.FTS.B, 30.89%, 12/21/26 . 427 421
FW2294105.UP.FTS.B, 30.94%, 12/21/26 . 4,651 4,594
FW2295248.UP.FTS.B, 30.94%, 12/21/26 . 1,491 1,472
FW2293727.UP.FTS.B, 31.05%, 12/21/26 . 552 546
FW2293310.UP.FTS.B, 31.11%, 12/21/26 . 690 682
FW2295496.UP.FTS.B, 31.18%, 12/21/26 . 922 911
FW2293684.UP.FTS.B, 31.29%, 12/21/26 . 1,153 1,139
L2300162.UP.FTS.B, 5.78%, 12/22/26 .... 369 359
L2298149.UP.FTS.B, 5.81%, 12/22/26 .... 12,218 11,880
L2298867.UP.FTS.B, 6.47%, 12/22/26 .... 4,088 2,831
b
L2298677.UP.FTS.B, 6.71%, 12/22/26 .... 1,244 90
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2299026.UP.FTS.B, 7.03%, 12/22/26 .. $ 1,328 $ 1,299
L2299006.UP.FTS.B, 7.25%, 12/22/26 .... 4,256 4,161
L2300059.UP.FTS.B, 7.96%, 12/22/26 .... 1,338 1,309
FW2297741.UP.FTS.B, 8.43%, 12/22/26 .. 1,633 1,597
L2296751.UP.FTS.B, 9.09%, 12/22/26 .... 1,652 1,616
FW2300319.UP.FTS.B, 9.33%, 12/22/26 .. 1,161 1,136
L2275171.UP.FTS.B, 9.45%, 12/22/26 .... 690 675
FW2275119.UP.FTS.B, 10.09%, 12/22/26 . 8,401 8,220
L2261699.UP.FTS.B, 10.41%, 12/22/26 ... 1,126 1,102
L2299578.UP.FTS.B, 10.73%, 12/22/26 ... 1,142 1,123
L2296896.UP.FTS.B, 10.8%, 12/22/26 .... 851 836
L2296884.UP.FTS.B, 10.85%, 12/22/26 ... 2,838 2,788
L2288091.UP.FTS.B, 12.04%, 12/22/26 ... 2,894 2,844
L2296913.UP.FTS.B, 12.48%, 12/22/26 ... 2,826 2,293
FW2296819.UP.FTS.B, 12.8%, 12/22/26 .. 293 288
L2297301.UP.FTS.B, 13.19%, 12/22/26 ... 1,703 489
L2297394.UP.FTS.B, 13.43%, 12/22/26 ... 1,184 1,164
FW2296544.UP.FTS.B, 14.31%, 12/22/26 . 1,503 1,477
L2296608.UP.FTS.B, 15.19%, 12/22/26 ... 5,146 5,061
L2298101.UP.FTS.B, 15.46%, 12/22/26 ... 793 784
FW2298689.UP.FTS.B, 15.52%, 12/22/26 . 5,361 5,308
L2300266.UP.FTS.B, 15.81%, 12/22/26 ... 6,674 6,564
L2297702.UP.FTS.B, 16.54%, 12/22/26 ... 416 412
FW2296844.UP.FTS.B, 16.78%, 12/22/26 . 709 702
FW2242642.UP.FTS.B, 17.23%, 12/22/26 . 2,159 2,139
FW2298313.UP.FTS.B, 17.76%, 12/22/26 . 4,823 4,778
L2297949.UP.FTS.B, 18.76%, 12/22/26 ... 1,288 1,271
FW2298046.UP.FTS.B, 19.21%, 12/22/26 . 3,246 3,201
L2298737.UP.FTS.B, 20.98%, 12/22/26 ... 1,666 1,644
L2300374.UP.FTS.B, 21.31%, 12/22/26 ... 976 962
L2296777.UP.FTS.B, 21.4%, 12/22/26 .... 3,355 3,308
FW2298033.UP.FTS.B, 21.61%, 12/22/26 . 5,548 5,475
L2298829.UP.FTS.B, 22.17%, 12/22/26 ... 1,620 1,599
FW2297460.UP.FTS.B, 22.74%, 12/22/26 . 18,524 13,618
L2296515.UP.FTS.B, 22.98%, 12/22/26 ... 1,029 1,015
L2298974.UP.FTS.B, 23.47%, 12/22/26 ... 622 614
FW2300425.UP.FTS.B, 23.57%, 12/22/26 . 2,751 2,714
L2296775.UP.FTS.B, 23.9%, 12/22/26 .... 1,564 1,544
L2296638.UP.FTS.B, 23.96%, 12/22/26 ... 391 122
L2297604.UP.FTS.B, 24.33%, 12/22/26 ... 524 518
b
L2299447.UP.FTS.B, 24.64%, 12/22/26 ... 963 70
L2292373.UP.FTS.B, 25.33%, 12/22/26 ... 603 595
L2296962.UP.FTS.B, 25.46%, 12/22/26 ... 1,212 1,196
L2298544.UP.FTS.B, 25.47%, 12/22/26 ... 1,247 1,231
L2296379.UP.FTS.B, 26.17%, 12/22/26 ... 4,199 1,271
FW2298545.UP.FTS.B, 26.68%, 12/22/26 . 4,915 4,855
FW2299436.UP.FTS.B, 27.39%, 12/22/26 . 1,472 1,454
FW2296934.UP.FTS.B, 28.08%, 12/22/26 . 2,098 2,074
FW2298568.UP.FTS.B, 28.54%, 12/22/26 . 2,835 2,802
FW2297392.UP.FTS.B, 29.67%, 12/22/26 . 499 493
FW2296795.UP.FTS.B, 30.46%, 12/22/26 . 571 564
FW2299939.UP.FTS.B, 30.93%, 12/22/26 . 446 330
b
FW2297499.UP.FTS.B, 30.95%, 12/22/26 . 603 43
FW2300108.UP.FTS.B, 31.04%, 12/22/26 . 498 493
b
FW2298159.UP.FTS.B, 31.15%, 12/22/26 . 1,480 105
FW2296911.UP.FTS.B, 31.17%, 12/22/26 . 318 314
FW2294359.UP.FTS.B, 31.33%, 12/22/26 . 19,309 19,289

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2300018.UP.FTS.B, 31.65%, 12/22/26 . $ 2,124 $ 2,101
L2296095.UP.FTS.B, 23.73%, 12/26/26 ... 3,426 3,378
FW2295931.UP.FTS.B, 5.9%, 12/27/26 ... 3,914 3,806
L2424153.UP.FTS.B, 4.86%, 1/13/27 .... 13,144 12,779
L2426247.UP.FTS.B, 4.87%, 1/13/27 .... 4,266 4,144
L2424670.UP.FTS.B, 5.86%, 1/13/27 .... 2,639 2,564
L2425940.UP.FTS.B, 5.96%, 1/13/27 .... 5,528 5,373
L2427954.UP.FTS.B, 5.98%, 1/13/27 .... 8,891 4,734
b
FW2426682.UP.FTS.B, 6.38%, 1/13/27 ... 5,436 502
L2424813.UP.FTS.B, 6.62%, 1/13/27 .... 5,068 4,927
L2426387.UP.FTS.B, 7.28%, 1/13/27 .... 1,282 1,246
L2427644.UP.FTS.B, 7.93%, 1/13/27 .... 720 703
FW2427445.UP.FTS.B, 7.98%, 1/13/27 ... 2,306 2,253
L2424761.UP.FTS.B, 8.01%, 1/13/27 .... 1,468 1,437
L2426445.UP.FTS.B, 8.42%, 1/13/27 .... 221 218
FW2426523.UP.FTS.B, 8.45%, 1/13/27 ... 865 850
L2427091.UP.FTS.B, 8.49%, 1/13/27 .... 2,034 1,988
FW2426991.UP.FTS.B, 9.24%, 1/13/27 ... 1,767 1,727
L2427076.UP.FTS.B, 9.69%, 1/13/27 .... 2,501 2,444
L2425208.UP.FTS.B, 9.97%, 1/13/27 .... 1,926 1,884
L2428214.UP.FTS.B, 10.52%, 1/13/27 .... 814 795
L2423014.UP.FTS.B, 10.64%, 1/13/27 .... 8,132 7,948
FW2425681.UP.FTS.B, 11.84%, 1/13/27 .. 8,978 8,814
b
L2426346.UP.FTS.B, 13.31%, 1/13/27 .... 914 97
L2428411.UP.FTS.B, 15.14%, 1/13/27 .... 1,554 1,535
b
FW2398372.UP.FTS.B, 15.37%, 1/13/27 .. 4,956 360
b
FW2412323.UP.FTS.B, 15.91%, 1/13/27 .. 4,245 303
L2426798.UP.FTS.B, 16.24%, 1/13/27 .... 5,269 5,176
L2428444.UP.FTS.B, 16.71%, 1/13/27 .... 1,990 1,967
FW2428748.UP.FTS.B, 17.09%, 1/13/27 .. 3,334 3,296
L2425118.UP.FTS.B, 17.11%, 1/13/27 .... 2,335 2,296
FW2423151.UP.FTS.B, 17.2%, 1/13/27 ... 1,470 1,446
FW2425055.UP.FTS.B, 17.43%, 1/13/27 .. 5,499 5,407
L2428454.UP.FTS.B, 18.63%, 1/13/27 .... 475 468
L2424684.UP.FTS.B, 20.1%, 1/13/27 .... 2,037 2,000
L2426770.UP.FTS.B, 20.84%, 1/13/27 .... 5,286 5,191
L2427912.UP.FTS.B, 21.34%, 1/13/27 .... 355 349
L2395761.UP.FTS.B, 22.53%, 1/13/27 .... 10,836 10,648
L2404751.UP.FTS.B, 24.81%, 1/13/27 .... 6,708 6,597
L2422250.UP.FTS.B, 25.13%, 1/13/27 .... 1,161 1,141
L2423497.UP.FTS.B, 25.16%, 1/13/27 .... 598 588
L2424771.UP.FTS.B, 25.96%, 1/13/27 .... 832 818
FW2424834.UP.FTS.B, 26.08%, 1/13/27 .. 2,048 2,014
FW2425245.UP.FTS.B, 26.25%, 1/13/27 .. 675 191
FW2426259.UP.FTS.B, 26.65%, 1/13/27 .. 1,912 1,882
FW2425948.UP.FTS.B, 27.28%, 1/13/27 .. 2,766 1,684
FW2422977.UP.FTS.B, 28.17%, 1/13/27 .. 4,242 303
FW2425791.UP.FTS.B, 29.41%, 1/13/27 .. 1,315 1,294
FW2426985.UP.FTS.B, 30.26%, 1/13/27 .. 12,768 12,570
FW2427875.UP.FTS.B, 30.3%, 1/13/27 ... 339 334
FW2423548.UP.FTS.B, 30.41%, 1/13/27 .. 1,154 325
FW2425371.UP.FTS.B, 30.51%, 1/13/27 .. 802 790
FW2423407.UP.FTS.B, 30.57%, 1/13/27 .. 472 464
FW2425795.UP.FTS.B, 30.94%, 1/13/27 .. 1,697 1,672
FW2425961.UP.FTS.B, 31.09%, 1/13/27 .. 84 83
FW2423715.UP.FTS.B, 32.57%, 1/13/27 .. 412 406
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2435082.UP.FTS.B, 5.24%, 1/14/27 .... $ 7,452 $ 7,240
L2435136.UP.FTS.B, 5.4%, 1/14/27 ..... 2,894 2,812
L2435334.UP.FTS.B, 5.79%, 1/14/27 .... 861 836
FW2431037.UP.FTS.B, 6.01%, 1/14/27 ... 1,115 1,083
FW2434481.UP.FTS.B, 6.18%, 1/14/27 ... 721 710
L2434868.UP.FTS.B, 6.25%, 1/14/27 .... 3,078 2,991
L2434814.UP.FTS.B, 6.49%, 1/14/27 .... 730 710
L2431798.UP.FTS.B, 6.68%, 1/14/27 .... 3,711 3,613
b
FW2430681.UP.FTS.B, 7.21%, 1/14/27 ... 10,807 1,614
L2429292.UP.FTS.B, 7.41%, 1/14/27 .... 3,425 3,346
L2434635.UP.FTS.B, 7.74%, 1/14/27 .... 6,083 5,943
L2434529.UP.FTS.B, 8.37%, 1/14/27 .... 2,032 1,986
L2430462.UP.FTS.B, 8.4%, 1/14/27 ..... 7,260 7,094
L2429477.UP.FTS.B, 8.93%, 1/14/27 .... 4,074 3,981
L2429964.UP.FTS.B, 9.01%, 1/14/27 .... 1,467 1,433
L2429979.UP.FTS.B, 9.08%, 1/14/27 .... 881 861
L2432514.UP.FTS.B, 9.62%, 1/14/27 .... 10,371 10,136
L2434796.UP.FTS.B, 9.68%, 1/14/27 .... 7,410 7,242
L2434345.UP.FTS.B, 9.69%, 1/14/27 .... 2,267 2,221
FW2433055.UP.FTS.B, 10.82%, 1/14/27 .. 1,061 1,040
L2430601.UP.FTS.B, 11.3%, 1/14/27 ..... 5,333 5,233
L2434462.UP.FTS.B, 12.63%, 1/14/27 .... 630 619
FW2432090.UP.FTS.B, 12.83%, 1/14/27 .. 2,029 1,991
L2435380.UP.FTS.B, 12.98%, 1/14/27 .... 1,680 1,649
FW2430692.UP.FTS.B, 13.13%, 1/14/27 .. 2,822 2,771
L2434354.UP.FTS.B, 13.48%, 1/14/27 .... 1,578 1,549
L2433923.UP.FTS.B, 13.81%, 1/14/27 .... 3,301 1,852
L2434928.UP.FTS.B, 15.16%, 1/14/27 .... 1,619 1,590
L2429267.UP.FTS.B, 16.52%, 1/14/27 .... 3,351 3,312
FW2435527.UP.FTS.B, 16.65%, 1/14/27 .. 6,458 3,690
L2429626.UP.FTS.B, 16.81%, 1/14/27 .... 1,329 1,314
L2426379.UP.FTS.B, 19.1%, 1/14/27 .... 1,891 1,871
L2429755.UP.FTS.B, 19.15%, 1/14/27 .... 5,159 5,066
L2430735.UP.FTS.B, 20.49%, 1/14/27 .... 2,375 2,334
L2432761.UP.FTS.B, 21.77%, 1/14/27 .... 792 784
L2434330.UP.FTS.B, 21.77%, 1/14/27 .... 3,215 3,181
L2433930.UP.FTS.B, 22.17%, 1/14/27 .... 3,878 3,812
FW2434152.UP.FTS.B, 22.94%, 1/14/27 .. 5,642 5,547
L2435514.UP.FTS.B, 24.62%, 1/14/27 .... 3,832 1,158
L2429892.UP.FTS.B, 24.74%, 1/14/27 .... 708 696
L2432911.UP.FTS.B, 25.19%, 1/14/27 .... 1,902 1,871
L2428819.UP.FTS.B, 25.51%, 1/14/27 .... 3,499 3,443
L2430189.UP.FTS.B, 25.96%, 1/14/27 .... 2,317 2,279
FW2427919.UP.FTS.B, 26.2%, 1/14/27 ... 3,794 3,734
b
FW2433321.UP.FTS.B, 26.46%, 1/14/27 .. 887 143
FW2430722.UP.FTS.B, 26.47%, 1/14/27 .. 4,500 4,429
FW2434298.UP.FTS.B, 26.5%, 1/14/27 ... 1,249 1,229
FW2428882.UP.FTS.B, 27.27%, 1/14/27 .. 2,295 2,259
FW2435389.UP.FTS.B, 28.43%, 1/14/27 .. 392 386
FW2429972.UP.FTS.B, 28.92%, 1/14/27 .. 787 775
FW2432969.UP.FTS.B, 29.06%, 1/14/27 .. 3,940 3,881
b
FW2431137.UP.FTS.B, 29.79%, 1/14/27 .. 2,496 408
FW2434725.UP.FTS.B, 31.06%, 1/14/27 .. 1,302 1,282
FW2434302.UP.FTS.B, 31.74%, 1/14/27 .. 1,427 1,406
FW2430067.UP.FTS.B, 32.35%, 1/14/27 .. 1,793 1,767
FW2429192.UP.FTS.B, 34.62%, 1/14/27 .. 2,785 2,748

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
b
L2435960.UP.FTS.B, 5.66%, 1/18/27 .... $ 1,287 $ 209
L2436314.UP.FTS.B, 6.73%, 1/18/27 .... 2,345 1,807
L2436166.UP.FTS.B, 7.3%, 1/18/27 ..... 2,848 2,768
L2437526.UP.FTS.B, 8.11%, 1/18/27 ..... 1,659 1,138
L2435968.UP.FTS.B, 8.28%, 1/18/27 .... 14,484 14,152
L2438360.UP.FTS.B, 8.62%, 1/18/27 .... 5,406 1,518
FW2436679.UP.FTS.B, 8.8%, 1/18/27 .... 1,461 1,428
FW2437428.UP.FTS.B, 9.23%, 1/18/27 ... 1,145 1,120
L2439293.UP.FTS.B, 9.38%, 1/18/27 .... 1,312 1,284
L2437916.UP.FTS.B, 11.63%, 1/18/27 .... 1,532 1,503
L2436944.UP.FTS.B, 13.68%, 1/18/27 .... 9,531 9,357
FW2435953.UP.FTS.B, 14.04%, 1/18/27 .. 1,114 1,094
L2436120.UP.FTS.B, 16.49%, 1/18/27 .... 991 981
FW2433283.UP.FTS.B, 19.48%, 1/18/27 .. 1,715 1,697
L2437522.UP.FTS.B, 20.01%, 1/18/27 .... 522 514
L2436835.UP.FTS.B, 20.74%, 1/18/27 .... 5,280 5,194
FW2436112.UP.FTS.B, 23.4%, 1/18/27 ... 1,282 1,262
L2435765.UP.FTS.B, 24.15%, 1/18/27 .... 591 582
L2436225.UP.FTS.B, 25.02%, 1/18/27 .... 325 321
L2437383.UP.FTS.B, 25.04%, 1/18/27 .... 4,483 4,416
L2435644.UP.FTS.B, 25.47%, 1/18/27 .... 5,154 3,723
L2435936.UP.FTS.B, 25.47%, 1/18/27 .... 775 764
L2436823.UP.FTS.B, 26.4%, 1/18/27 .... 1,485 1,463
FW2438660.UP.FTS.B, 27.49%, 1/18/27 .. 1,546 1,524
FW2436660.UP.FTS.B, 28.46%, 1/18/27 .. 1,605 478
b
FW2435922.UP.FTS.B, 28.48%, 1/18/27 .. 1,795 302
FW2438349.UP.FTS.B, 30.51%, 1/18/27 .. 308 303
FW2437637.UP.FTS.B, 31.11%, 1/18/27 .. 688 679
FW2438118.UP.FTS.B, 31.57%, 1/18/27 .. 3,336 3,291
FW2438330.UP.FTS.B, 31.74%, 1/18/27 .. 1,467 1,447
FW2426856.UP.FTS.B, 16.14%, 1/21/27 .. 3,305 3,266
FW2423642.UP.FTS.B, 28.44%, 1/22/27 .. 1,581 1,556
L2426699.UP.FTS.B, 13.25%, 1/25/27 .... 3,786 3,716
L2435766.UP.FTS.B, 10.44%, 1/28/27 .... 2,710 2,655
L2435828.UP.FTS.B, 15.11%, 2/01/27 .... 3,452 3,388
L2431623.UP.FTS.B, 19.58%, 2/02/27 .... 14,334 14,179
L2435811.UP.FTS.B, 10.45%, 2/05/27 .... 12,926 12,623
L2604537.UP.FTS.B, 4.81%, 2/10/27 .... 6,332 6,145
L2528315.UP.FTS.B, 7.51%, 2/10/27 .... 3,501 3,417
FW2594995.UP.FTS.B, 9.66%, 2/10/27 ... 9,130 8,914
L2606699.UP.FTS.B, 11.87%, 2/10/27 .... 7,820 7,666
L2608120.UP.FTS.B, 12.12%, 2/10/27 .... 8,806 8,633
L2602160.UP.FTS.B, 13.05%, 2/10/27 .... 2,822 2,767
L2606798.UP.FTS.B, 13.38%, 2/10/27 .... 3,338 3,273
L2605310.UP.FTS.B, 13.4%, 2/10/27 .... 2,254 2,210
L2604725.UP.FTS.B, 13.41%, 2/10/27 .... 1,105 1,083
L2608712.UP.FTS.B, 13.54%, 2/10/27 .... 1,339 1,313
L2607120.UP.FTS.B, 13.67%, 2/10/27 .... 5,843 5,731
L2607960.UP.FTS.B, 13.74%, 2/10/27 .... 2,517 2,469
FW2604743.UP.FTS.B, 13.75%, 2/10/27 .. 4,377 4,291
FW2606882.UP.FTS.B, 13.95%, 2/10/27 .. 2,694 2,641
L2603034.UP.FTS.B, 14.68%, 2/10/27 .... 3,540 3,495
FW2602616.UP.FTS.B, 14.79%, 2/10/27 .. 17,064 16,737
b
FW2602511.UP.FTS.B, 15.19%, 2/10/27 .. 11,285 1,635
L2605446.UP.FTS.B, 15.44%, 2/10/27 .... 1,449 1,430
L2602901.UP.FTS.B, 15.85%, 2/10/27 .... 1,267 1,250
L2608142.UP.FTS.B, 19.78%, 2/10/27 .... 3,190 3,125
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2609196.UP.FTS.B, 20.26%, 2/10/27 .... $ 2,218 $ 2,178
L2607782.UP.FTS.B, 20.62%, 2/10/27 .... 1,016 996
L2607501.UP.FTS.B, 20.9%, 2/10/27 .... 2,236 2,192
FW2607597.UP.FTS.B, 21.25%, 2/10/27 .. 823 809
L2603922.UP.FTS.B, 21.73%, 2/10/27 .... 2,072 2,032
L2608576.UP.FTS.B, 21.77%, 2/10/27 .... 1,584 1,553
L2608126.UP.FTS.B, 22.06%, 2/10/27 .... 1,637 1,606
FW2607078.UP.FTS.B, 22.55%, 2/10/27 .. 1,301 375
L2602456.UP.FTS.B, 22.85%, 2/10/27 .... 3,087 3,027
L2608111.UP.FTS.B, 23.17%, 2/10/27 .... 6,186 6,068
L2606964.UP.FTS.B, 23.53%, 2/10/27 .... 386 379
L2606747.UP.FTS.B, 23.7%, 2/10/27 .... 3,732 3,661
L2604262.UP.FTS.B, 24.39%, 2/10/27 .... 1,953 1,916
L2601898.UP.FTS.B, 24.69%, 2/10/27 .... 550 540
L2608510.UP.FTS.B, 25%, 2/10/27 ...... 434 425
L2605594.UP.FTS.B, 25.02%, 2/10/27 .... 1,102 1,082
L2604053.UP.FTS.B, 25.25%, 2/10/27 .... 752 738
L2606928.UP.FTS.B, 25.27%, 2/10/27 .... 875 494
L2609551.UP.FTS.B, 25.3%, 2/10/27 .... 1,029 1,010
FW2609019.UP.FTS.B, 25.41%, 2/10/27 .. 1,666 1,636
L2608348.UP.FTS.B, 25.54%, 2/10/27 .... 2,382 2,338
b
L2603713.UP.FTS.B, 25.81%, 2/10/27 .... 1,712 123
FW2604813.UP.FTS.B, 25.83%, 2/10/27 .. 2,785 2,734
FW2604860.UP.FTS.B, 26.47%, 2/10/27 .. 2,205 2,165
FW2607306.UP.FTS.B, 26.66%, 2/10/27 .. 1,198 1,176
L2604862.UP.FTS.B, 27.57%, 2/10/27 .... 4,148 4,074
FW2603425.UP.FTS.B, 27.81%, 2/10/27 .. 1,361 1,337
FW2608113.UP.FTS.B, 28.22%, 2/10/27 .. 679 667
FW2605555.UP.FTS.B, 29.52%, 2/10/27 .. 959 942
FW2607282.UP.FTS.B, 30.52%, 2/10/27 .. 2,681 2,632
FW2606754.UP.FTS.B, 31.29%, 2/10/27 .. 1,617 1,590
FW2607854.UP.FTS.B, 31.49%, 2/10/27 .. 2,564 2,521
L2610465.UP.FTS.B, 5.18%, 2/11/27 ..... 5,612 5,471
L2570795.UP.FTS.B, 6.48%, 2/11/27 ..... 3,171 1,653
FW2614143.UP.FTS.B, 6.93%, 2/11/27 ... 1,203 1,169
L2610842.UP.FTS.B, 9.27%, 2/11/27 ..... 3,504 3,421
L2613434.UP.FTS.B, 9.37%, 2/11/27 ..... 4,646 4,537
FW2610585.UP.FTS.B, 9.75%, 2/11/27 ... 8,258 4,385
L2611172.UP.FTS.B, 10.14%, 2/11/27 .... 849 832
FW2613043.UP.FTS.B, 11.2%, 2/11/27 ... 4,071 3,991
L2615397.UP.FTS.B, 11.54%, 2/11/27 .... 2,270 2,225
L2615183.UP.FTS.B, 12.14%, 2/11/27 .... 3,933 3,856
L2615652.UP.FTS.B, 12.4%, 2/11/27 ..... 1,381 1,354
FW2604554.UP.FTS.B, 13.07%, 2/11/27 .. 6,686 6,554
FW2615345.UP.FTS.B, 13.1%, 2/11/27 ... 2,813 2,763
L2615756.UP.FTS.B, 13.21%, 2/11/27 .... 1,606 894
L2612166.UP.FTS.B, 13.67%, 2/11/27 .... 1,451 1,427
L2615304.UP.FTS.B, 13.86%, 2/11/27 .... 12,872 12,620
L2614922.UP.FTS.B, 13.97%, 2/11/27 .... 3,733 3,660
L2612964.UP.FTS.B, 14.24%, 2/11/27 .... 4,058 3,980
L2613480.UP.FTS.B, 14.65%, 2/11/27 .... 3,569 3,504
L2615636.UP.FTS.B, 14.73%, 2/11/27 .... 8,991 8,877
L2612790.UP.FTS.B, 14.98%, 2/11/27 .... 5,169 5,072
L2612114.UP.FTS.B, 14.99%, 2/11/27 .... 2,943 2,887
L2610220.UP.FTS.B, 15.29%, 2/11/27 .... 2,749 2,714
L2610243.UP.FTS.B, 15.41%, 2/11/27 .... 2,839 2,803
L2539854.UP.FTS.B, 15.78%, 2/11/27 .... 1,558 1,539

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2614929.UP.FTS.B, 16.21%, 2/11/27 .... $ 1,569 $ 1,539
L2611366.UP.FTS.B, 16.4%, 2/11/27 ..... 1,746 1,725
L2612163.UP.FTS.B, 17.53%, 2/11/27 .... 1,205 1,190
FW2611103.UP.FTS.B, 17.75%, 2/11/27 .. 1,934 518
L2615159.UP.FTS.B, 17.82%, 2/11/27 .... 1,962 1,927
b
L2613884.UP.FTS.B, 18.39%, 2/11/27 .... 1,885 138
FW2610980.UP.FTS.B, 18.94%, 2/11/27 .. 3,624 3,581
L2614124.UP.FTS.B, 18.99%, 2/11/27 .... 2,252 2,213
L2601501.UP.FTS.B, 19.21%, 2/11/27 .... 1,782 1,751
L2609505.UP.FTS.B, 19.3%, 2/11/27 ..... 692 680
FW2611297.UP.FTS.B, 19.83%, 2/11/27 .. 5,698 5,631
L2612449.UP.FTS.B, 20.03%, 2/11/27 .... 3,617 3,554
L2609761.UP.FTS.B, 20.76%, 2/11/27 .... 1,859 1,823
L2615540.UP.FTS.B, 20.79%, 2/11/27 .... 2,233 2,195
L2612113.UP.FTS.B, 20.93%, 2/11/27 .... 3,092 3,039
FW2612937.UP.FTS.B, 21.48%, 2/11/27 .. 9,409 9,229
L2615221.UP.FTS.B, 21.7%, 2/11/27 ..... 3,767 3,695
L2610047.UP.FTS.B, 22.57%, 2/11/27 .... 1,219 1,196
L2612720.UP.FTS.B, 23.21%, 2/11/27 .... 385 378
b
FW2613747.UP.FTS.B, 23.43%, 2/11/27 .. 5,025 364
L2611969.UP.FTS.B, 23.47%, 2/11/27 .... 258 253
L2610518.UP.FTS.B, 23.54%, 2/11/27 .... 11,779 11,560
L2611149.UP.FTS.B, 23.94%, 2/11/27 .... 7,762 7,619
L2614419.UP.FTS.B, 24.18%, 2/11/27 .... 1,205 331
FW2613750.UP.FTS.B, 25.19%, 2/11/27 .. 1,025 1,008
L2613208.UP.FTS.B, 25.22%, 2/11/27 .... 578 568
L2612096.UP.FTS.B, 25.23%, 2/11/27 .... 789 775
b
FW2614897.UP.FTS.B, 25.36%, 2/11/27 .. 1,682 121
L2612279.UP.FTS.B, 25.43%, 2/11/27 .... 4,844 4,758
L2611604.UP.FTS.B, 26.15%, 2/11/27 .... 1,997 1,962
FW2611559.UP.FTS.B, 26.48%, 2/11/27 .. 1,420 1,394
FW2610030.UP.FTS.B, 27.01%, 2/11/27 .. 1,481 1,454
FW2609816.UP.FTS.B, 27.78%, 2/11/27 .. 5,651 5,553
FW2608240.UP.FTS.B, 28.43%, 2/11/27 .. 4,523 4,446
b
FW2614134.UP.FTS.B, 28.75%, 2/11/27 .. 4,945 27
FW2615423.UP.FTS.B, 28.85%, 2/11/27 .. 6,212 6,107
FW2614677.UP.FTS.B, 28.98%, 2/11/27 .. 2,255 2,217
FW2612243.UP.FTS.B, 29.25%, 2/11/27 .. 731 719
FW2611548.UP.FTS.B, 30.39%, 2/11/27 .. 541 532
FW2612001.UP.FTS.B, 30.9%, 2/11/27 ... 1,036 1,019
FW2609619.UP.FTS.B, 30.92%, 2/11/27 .. 1,210 1,190
FW2610795.UP.FTS.B, 30.98%, 2/11/27 .. 397 391
FW2611533.UP.FTS.B, 31.12%, 2/11/27 .. 1,655 1,627
FW2610773.UP.FTS.B, 31.41%, 2/11/27 .. 6,141 6,041
FW2610510.UP.FTS.B, 33.6%, 2/11/27 ... 744 733
FW2614310.UP.FTS.B, 33.97%, 2/11/27 .. 1,030 1,013
FW2610903.UP.FTS.B, 34.14%, 2/11/27 .. 9,566 9,412
L2611816.UP.FTS.B, 21.62%, 2/12/27 .... 1,227 352
L2617298.UP.FTS.B, 5.1%, 2/14/27 ..... 3,209 3,114
L2617141.UP.FTS.B, 5.84%, 2/14/27 .... 2,107 2,048
L2616590.UP.FTS.B, 7.87%, 2/14/27 .... 8,040 7,848
L2616809.UP.FTS.B, 11.55%, 2/14/27 .... 1,884 1,848
L2617800.UP.FTS.B, 13.82%, 2/14/27 .... 1,800 1,765
L2616432.UP.FTS.B, 16.81%, 2/14/27 .... 2,812 2,779
FW2616193.UP.FTS.B, 17.47%, 2/14/27 .. 532 526
L2617103.UP.FTS.B, 18.14%, 2/14/27 .... 2,688 2,642
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2612816.UP.FTS.B, 19.36%, 2/14/27 .... $ 7,324 $ 7,196
L2616072.UP.FTS.B, 19.58%, 2/14/27 .... 1,503 1,478
L2616722.UP.FTS.B, 19.8%, 2/14/27 .... 2,127 2,087
L2616174.UP.FTS.B, 20.55%, 2/14/27 .... 514 506
FW2615937.UP.FTS.B, 21.82%, 2/14/27 .. 3,765 3,697
FW2617069.UP.FTS.B, 23.16%, 2/14/27 .. 9,540 9,371
L2616368.UP.FTS.B, 24.5%, 2/14/27 .... 3,402 3,344
L2616717.UP.FTS.B, 25.42%, 2/14/27 .... 990 973
L2617627.UP.FTS.B, 25.47%, 2/14/27 .... 673 661
L2617283.UP.FTS.B, 25.65%, 2/14/27 .... 2,381 1,384
FW2617973.UP.FTS.B, 26.17%, 2/14/27 .. 3,037 2,986
FW2616788.UP.FTS.B, 28.08%, 2/14/27 .. 5,041 4,955
FW2617614.UP.FTS.B, 28.35%, 2/14/27 .. 10,542 2,823
FW2616093.UP.FTS.B, 29.88%, 2/14/27 .. 3,344 1,883
FW2618539.UP.FTS.B, 30.94%, 2/14/27 .. 2,219 2,183
FW2616908.UP.FTS.B, 31.23%, 2/14/27 .. 1,983 1,951
FW2618241.UP.FTS.B, 31.49%, 2/14/27 .. 3,839 3,780
L1715513.UP.FTS.B, 13.27%, 2/15/27 .... 12,608 3,493
L1694887.UP.FTS.B, 15.52%, 2/15/27 .... 2,044 2,004
L1692458.UP.FTS.B, 22.21%, 2/15/27 .... 1,589 1,563
L1715518.UP.FTS.B, 26.49%, 2/15/27 .... 5,228 3,737
FW2606426.UP.FTS.B, 26.19%, 2/16/27 .. 1,381 1,355
FW2437431.UP.FTS.B, 30.95%, 2/16/27 .. 785 773
FW2613392.UP.FTS.B, 27.98%, 2/18/27 .. 4,958 4,873
L2608264.UP.FTS.B, 15.55%, 2/20/27 .... 8,685 8,577
b
FW2612642.UP.FTS.B, 27.88%, 2/22/27 .. 1,026 73
L2433080.UP.FTS.B, 22.02%, 2/23/27 .... 6,142 6,037
FW2612944.UP.FTS.B, 29.57%, 2/24/27 .. 3,135 3,084
FW2604033.UP.FTS.B, 19.37%, 2/25/27 .. 3,598 3,535
L2610061.UP.FTS.B, 14.43%, 2/28/27 .... 8,504 8,344
L2618109.UP.FTS.B, 12.08%, 3/07/27 .... 11,711 11,476
L2047210.UP.FTS.B, 23.31%, 3/15/27 .... 2,528 183
L1886082.UP.FTS.B, 11.37%, 3/20/27 .... 16,086 10,877
FW1887715.UP.FTS.B, 13.02%, 3/20/27 .. 3,282 2,202
FW2427607.UP.FTS.B, 7.35%, 4/13/27 ... 2,972 216
FW2949972.UP.FTS.B, 5.25%, 4/14/27 ... 1,969 1,913
L2949121.UP.FTS.B, 6.79%, 4/14/27 .... 5,319 5,176
L2950010.UP.FTS.B, 6.8%, 4/14/27 ..... 2,355 2,289
L2949215.UP.FTS.B, 6.84%, 4/14/27 .... 6,496 6,314
L2951687.UP.FTS.B, 7.49%, 4/14/27 .... 3,607 3,521
L2951012.UP.FTS.B, 7.81%, 4/14/27 .... 3,833 3,730
L2951121.UP.FTS.B, 7.86%, 4/14/27 ..... 5,504 5,384
L2949685.UP.FTS.B, 9.14%, 4/14/27 .... 1,397 1,367
b
L2949220.UP.FTS.B, 9.21%, 4/14/27 .... 3,640 265
L2949108.UP.FTS.B, 9.33%, 4/14/27 .... 5,981 2,995
L2951245.UP.FTS.B, 9.94%, 4/14/27 .... 3,537 3,461
L2934626.UP.FTS.B, 10.81%, 4/14/27 .... 2,624 1,343
L2950964.UP.FTS.B, 11.19%, 4/14/27 .... 3,582 3,520
L2950306.UP.FTS.B, 11.59%, 4/14/27 .... 8,325 8,184
FW2950525.UP.FTS.B, 11.91%, 4/14/27 .. 18,246 17,924
L2944042.UP.FTS.B, 12.19%, 4/14/27 .... 6,738 6,619
L2942764.UP.FTS.B, 12.22%, 4/14/27 .... 4,945 4,858
L2950333.UP.FTS.B, 12.69%, 4/14/27 .... 1,476 1,450
b
FW2951712.UP.FTS.B, 12.87%, 4/14/27 .. 1,737 126
FW2949810.UP.FTS.B, 13.53%, 4/14/27 .. 4,744 4,661
FW2949125.UP.FTS.B, 13.6%, 4/14/27 ... 1,608 1,580
L2950742.UP.FTS.B, 13.63%, 4/14/27 .... 3,741 3,676

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2951854.UP.FTS.B, 14.02%, 4/14/27 .. $ 7,150 $ 7,027
L2949763.UP.FTS.B, 14.31%, 4/14/27 .... 2,438 2,397
FW2951175.UP.FTS.B, 14.6%, 4/14/27 ... 835 820
FW2949070.UP.FTS.B, 14.69%, 4/14/27 .. 10,010 9,843
FW2949368.UP.FTS.B, 15%, 4/14/27 .... 1,069 1,059
L2948932.UP.FTS.B, 15.2%, 4/14/27 .... 574 565
L2951339.UP.FTS.B, 15.29%, 4/14/27 .... 7,025 3,583
FW2950466.UP.FTS.B, 15.31%, 4/14/27 .. 373 367
L2951714.UP.FTS.B, 15.35%, 4/14/27 .... 5,334 5,244
L2950927.UP.FTS.B, 15.36%, 4/14/27 .... 1,458 1,434
L2949017.UP.FTS.B, 15.76%, 4/14/27 .... 919 904
L2950042.UP.FTS.B, 16.06%, 4/14/27 .... 659 653
FW2946278.UP.FTS.B, 16.33%, 4/14/27 .. 5,316 5,269
L2948755.UP.FTS.B, 16.72%, 4/14/27 .... 3,405 3,375
FW2951535.UP.FTS.B, 17.04%, 4/14/27 .. 7,942 7,872
FW2948748.UP.FTS.B, 17.23%, 4/14/27 .. 397 392
L2948803.UP.FTS.B, 17.33%, 4/14/27 .... 1,692 1,678
FW2949561.UP.FTS.B, 17.84%, 4/14/27 .. 8,348 8,221
L2950280.UP.FTS.B, 18.73%, 4/14/27 .... 1,729 1,714
FW2950372.UP.FTS.B, 18.88%, 4/14/27 .. 3,671 3,639
L2949923.UP.FTS.B, 19.64%, 4/14/27 .... 408 404
L2951216.UP.FTS.B, 19.73%, 4/14/27 .... 939 925
L2950858.UP.FTS.B, 20.56%, 4/14/27 .... 2,041 2,010
L2951820.UP.FTS.B, 20.59%, 4/14/27 .... 13,293 13,184
FW2949268.UP.FTS.B, 20.97%, 4/14/27 .. 1,826 1,799
FW2950781.UP.FTS.B, 21.26%, 4/14/27 .. 4,599 4,563
FW2948170.UP.FTS.B, 21.44%, 4/14/27 .. 2,684 2,645
FW2951375.UP.FTS.B, 22.32%, 4/14/27 .. 1,395 1,373
FW2949464.UP.FTS.B, 22.55%, 4/14/27 .. 1,399 1,377
FW2946360.UP.FTS.B, 23.4%, 4/14/27 ... 3,215 3,165
L2951812.UP.FTS.B, 23.47%, 4/14/27 .... 1,268 703
FW2950779.UP.FTS.B, 23.54%, 4/14/27 .. 1,482 826
L2951427.UP.FTS.B, 23.72%, 4/14/27 .... 2,840 2,796
L2948992.UP.FTS.B, 24.59%, 4/14/27 .... 13,768 13,562
L2950134.UP.FTS.B, 24.82%, 4/14/27 .... 592 584
L2950602.UP.FTS.B, 25.04%, 4/14/27 .... 686 676
L2950811.UP.FTS.B, 25.09%, 4/14/27 .... 486 478
FW2951030.UP.FTS.B, 25.2%, 4/14/27 ... 1,669 1,644
L2942965.UP.FTS.B, 25.22%, 4/14/27 .... 4,390 4,324
L2949738.UP.FTS.B, 25.23%, 4/14/27 .... 878 865
L2951261.UP.FTS.B, 25.24%, 4/14/27 .... 791 780
L2950776.UP.FTS.B, 25.38%, 4/14/27 .... 1,526 1,503
L2951384.UP.FTS.B, 25.41%, 4/14/27 .... 1,157 1,140
L2949492.UP.FTS.B, 25.47%, 4/14/27 .... 2,026 1,995
L2951548.UP.FTS.B, 25.47%, 4/14/27 .... 1,101 1,085
L2950216.UP.FTS.B, 25.49%, 4/14/27 .... 2,443 1,394
FW2950277.UP.FTS.B, 25.52%, 4/14/27 .. 1,000 984
FW2950220.UP.FTS.B, 26.02%, 4/14/27 .. 887 874
L2951255.UP.FTS.B, 26.02%, 4/14/27 .... 3,679 3,625
FW2951228.UP.FTS.B, 26.2%, 4/14/27 ... 1,585 1,563
FW2948773.UP.FTS.B, 27.56%, 4/14/27 .. 2,095 2,065
FW2948716.UP.FTS.B, 27.71%, 4/14/27 .. 4,075 4,017
FW2949765.UP.FTS.B, 28.19%, 4/14/27 .. 4,560 4,496
FW2948843.UP.FTS.B, 28.64%, 4/14/27 .. 4,580 4,517
FW2950464.UP.FTS.B, 29.27%, 4/14/27 .. 1,765 1,740
FW2951435.UP.FTS.B, 30.37%, 4/14/27 .. 898 886
FW2950357.UP.FTS.B, 30.48%, 4/14/27 .. 5,286 5,217
FW2949044.UP.FTS.B, 30.94%, 4/14/27 .. 2,033 2,006
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2949727.UP.FTS.B, 30.99%, 4/14/27 .. $ 942 $ 929
FW2950575.UP.FTS.B, 31.06%, 4/14/27 .. 1,273 1,257
FW2950561.UP.FTS.B, 31.2%, 4/14/27 ... 708 699
FW2949051.UP.FTS.B, 32.15%, 4/14/27 .. 2,407 2,377
FW2950185.UP.FTS.B, 32.24%, 4/14/27 .. 2,291 2,261
L2048072.UP.FTS.B, 11.58%, 4/15/27 .... 4,397 4,302
b
L2048360.UP.FTS.B, 14.07%, 4/15/27 .... 2,980 214
L2046952.UP.FTS.B, 18.41%, 4/15/27 .... 1,207 1,192
L2049386.UP.FTS.B, 19.96%, 4/15/27 .... 2,507 1,704
FW2048990.UP.FTS.B, 20.89%, 4/15/27 .. 1,468 999
L2951305.UP.FTS.B, 20.52%, 4/16/27 .... 1,527 1,505
L2949973.UP.FTS.B, 20.99%, 4/16/27 .... 2,491 2,456
L2950367.UP.FTS.B, 22.21%, 4/16/27 .... 4,601 4,565
FW2932125.UP.FTS.B, 30.95%, 4/18/27 .. 4,275 4,223
L2949050.UP.FTS.B, 24.74%, 4/20/27 .... 6,560 6,465
L2047847.UP.FTS.B, 25.96%, 4/20/27 .... 3,320 3,264
b
L2096414.UP.FTS.B, 14.36%, 4/22/27 .... 2,345 397
L2095820.UP.FTS.B, 19.69%, 4/22/27 .... 3,898 3,841
L2950334.UP.FTS.B, 20.22%, 4/22/27 .... 1,791 1,777
L2088829.UP.FTS.B, 21.32%, 4/22/27 .... 4,990 3,407
FW2094908.UP.FTS.B, 29.15%, 4/22/27 .. 24,491 17,132
FW2950896.UP.FTS.B, 16.97%, 4/28/27 .. 4,260 4,187
L2948840.UP.FTS.B, 19.72%, 4/28/27 .... 6,504 6,405
L2046907.UP.FTS.B, 21.17%, 4/28/27 .... 1,499 1,470
b
FW2951725.UP.FTS.B, 27.54%, 4/28/27 .. 2,282 165
FW2607843.UP.FTS.B, 18.35%, 5/10/27 .. 1,804 130
L2430454.UP.FTS.B, 7.62%, 5/14/27 .... 3,082 224
L1882034.UP.FTS.B, 17.06%, 5/20/27 .... 1,043 76
FW2293764.UP.FTS.B, 6.23%, 5/21/27 ... 7,254 4,773
L2293969.UP.FTS.B, 25.41%, 5/21/27 .... 6,272 4,337
FW2294924.UP.FTS.B, 28.38%, 5/21/27 .. 1,461 104
FW2296510.UP.FTS.B, 28.63%, 5/21/27 .. 3,602 958
FW2294300.UP.FTS.B, 29.67%, 5/21/27 .. 2,272 617
FW2294827.UP.FTS.B, 31.11%, 5/21/27 .. 1,283 1,269
L2298796.UP.FTS.B, 7.68%, 5/22/27 .... 686 668
FW2297812.UP.FTS.B, 27.74%, 5/22/27 .. 2,181 2,150
L2300474.UP.FTS.B, 25.38%, 5/27/27 .... 1,363 1,347
L2292250.UP.FTS.B, 12.42%, 6/01/27 .... 4,586 4,486
FW2296458.UP.FTS.B, 30.75%, 6/06/27 .. 4,559 4,501
L2426279.UP.FTS.B, 17.73%, 6/13/27 .... 1,762 1,739
FW2423361.UP.FTS.B, 26.6%, 6/13/27 ... 1,674 1,642
b
FW2424974.UP.FTS.B, 28.61%, 6/13/27 .. 11,667 832
FW2424580.UP.FTS.B, 31.2%, 6/13/27 ... 10,481 10,322
L2432199.UP.FTS.B, 7.42%, 6/14/27 .... 1,547 1,507
L2429715.UP.FTS.B, 8.3%, 6/14/27 ..... 1,410 1,373
b
L2435208.UP.FTS.B, 8.4%, 6/14/27 ..... 19,120 1,266
L2433061.UP.FTS.B, 9.38%, 6/14/27 .... 3,057 2,979
L2435410.UP.FTS.B, 17.3%, 6/14/27 .... 6,327 6,257
L2436235.UP.FTS.B, 19.1%, 6/18/27 .... 2,137 1,424
L2437642.UP.FTS.B, 9.64%, 6/20/27 .... 168 166
FW2438645.UP.FTS.B, 31.19%, 6/26/27 .. 2,138 2,110
L2431725.UP.FTS.B, 12.26%, 6/28/27 .... 18,973 18,571
L2604772.UP.FTS.B, 7.89%, 7/10/27 .... 9,117 8,888
b
L2581968.UP.FTS.B, 13.8%, 7/10/27 .... 5,339 385
L2607609.UP.FTS.B, 15.09%, 7/10/27 .... 1,412 1,380
L2607076.UP.FTS.B, 16.42%, 7/10/27 .... 11,217 10,963

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
b
FW2602895.UP.FTS.B, 17.44%, 7/10/27 .. $ 6,599 $ 926
L2608552.UP.FTS.B, 22.9%, 7/10/27 .... 1,336 1,306
L2608553.UP.FTS.B, 23.5%, 7/10/27 .... 5,053 4,958
FW2603700.UP.FTS.B, 31.08%, 7/10/27 .. 1,249 1,230
FW2602032.UP.FTS.B, 31.57%, 7/10/27 .. 3,422 3,371
L2615143.UP.FTS.B, 13.89%, 7/11/27 .... 2,282 2,232
L2611504.UP.FTS.B, 16.36%, 7/11/27 .... 3,264 3,194
FW2609511.UP.FTS.B, 18.92%, 7/11/27 .. 7,251 7,163
L2610020.UP.FTS.B, 20.86%, 7/11/27 .... 1,361 100
FW2613777.UP.FTS.B, 27.07%, 7/11/27 .. 931 913
L2616269.UP.FTS.B, 19.1%, 7/14/27 .... 11,171 5,628
b
L2615913.UP.FTS.B, 19.56%, 7/14/27 .... 4,173 313
L2614826.UP.FTS.B, 22.6%, 7/14/27 .... 3,610 1,880
L2618649.UP.FTS.B, 24.27%, 7/14/27 .... 5,312 5,208
L2615878.UP.FTS.B, 25.5%, 7/14/27 .... 4,415 1,116
FW2617595.UP.FTS.B, 30.34%, 7/14/27 .. 1,108 283
L1716174.UP.FTS.B, 24.2%, 7/15/27 .... 8,031 7,878
b
FW2617490.UP.FTS.B, 27.91%, 7/21/27 .. 22,943 1,639
FW2603295.UP.FTS.B, 23.18%, 7/24/27 .. 4,949 4,845
FW1714570.UP.FTS.B, 27.72%, 7/25/27 .. 3,241 3,189
FW1882891.UP.FTS.B, 25.65%, 8/20/27 .. 982 969
FW2951315.UP.FTS.B, 9.91%, 9/14/27 ... 2,665 2,605
L2951595.UP.FTS.B, 10.95%, 9/14/27 .... 2,614 2,558
L2948733.UP.FTS.B, 13.2%, 9/14/27 .... 3,228 1,464
L2949507.UP.FTS.B, 15.04%, 9/14/27 .... 5,044 4,945
L2949405.UP.FTS.B, 16.41%, 9/14/27 .... 10,676 4,836
L2949925.UP.FTS.B, 17.43%, 9/14/27 .... 5,147 1,149
FW2951370.UP.FTS.B, 20.97%, 9/14/27 .. 5,300 5,214
FW2951123.UP.FTS.B, 24.74%, 9/14/27 .. 8,941 646
L2949682.UP.FTS.B, 25.05%, 9/14/27 .... 782 362
FW2950395.UP.FTS.B, 28.88%, 9/14/27 .. 12,186 12,060
L2047067.UP.FTS.B, 21.22%, 9/15/27 .... 9,628 2,471
FW2049311.UP.FTS.B, 21.75%, 9/15/27 .. 2,518 2,464
b
FW2046950.UP.FTS.B, 31.12%, 9/15/27 .. 3,853 272
FW2094906.UP.FTS.B, 12.24%, 9/22/27 .. 872 856
L2293030.UP.FTS.B, 8.8%, 10/21/27 .... 1,045 1,019
FW2292945.UP.FTS.B, 31.23%, 10/21/27 . 1,483 385
b
L2300702.UP.FTS.B, 15.45%, 10/22/27 ... 20,684 2,851
L2300131.UP.FTS.B, 24.08%, 10/22/27 ... 7,270 7,149
L2421701.UP.FTS.B, 5.91%, 11/13/27 .... 9,324 9,003
b
FW2424710.UP.FTS.B, 21.52%, 11/13/27 . 9,874 714
L2432901.UP.FTS.B, 6.93%, 11/14/27 .... 6,218 6,027
L2433991.UP.FTS.B, 7.94%, 11/14/27 .... 2,133 2,083
b
FW2430164.UP.FTS.B, 9.11%, 11/14/27 .. 2,888 209
FW2429622.UP.FTS.B, 15.13%, 11/14/27 . 2,005 1,963
b
FW2435458.UP.FTS.B, 28.74%, 11/14/27 . 2,776 432
L2438805.UP.FTS.B, 9.71%, 11/18/27 .... 3,569 3,486
L2432353.UP.FTS.B, 7.41%, 11/20/27 .... 6,006 5,863
L2435424.UP.FTS.B, 10.13%, 11/21/27 ... 2,010 1,964
FW2605935.UP.FTS.B, 31.23%, 12/10/27 . 3,685 3,618
L2611260.UP.FTS.B, 17.12%, 12/11/27 ... 10,958 2,633
L2611326.UP.FTS.B, 18.28%, 12/11/27 ... 4,313 4,226
L2611597.UP.FTS.B, 25.33%, 12/11/27 ... 7,236 7,088
FW2617504.UP.FTS.B, 30.27%, 12/14/27 . 12,116 11,921
FW2609734.UP.FTS.B, 31%, 12/16/27 ... 748 734
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2607135.UP.FTS.B, 30.71%, 12/20/27 . $ 1,597 $ 1,034
FW2615716.UP.FTS.B, 30.71%, 12/21/27 . 1,368 1,343
L2616852.UP.FTS.B, 19.82%, 12/28/27 ... 3,559 3,480
FW2950242.UP.FTS.B, 24.53%, 2/14/28 .. 1,442 1,420
FW2951084.UP.FTS.B, 30.63%, 2/14/28 .. 9,974 4,723
FW2950648.UP.FTS.B, 30.95%, 2/14/28 .. 676 667
L1718966.UP.FTS.B, 18.89%, 9/15/28 .... 5,759 5,676
L1718702.UP.FTS.B, 26.02%, 9/15/28 .... 3,159 3,168
L2608032.UP.FTS.B, 17.27%, 2/10/29 .... 2,674 2,621
L2605139.UP.FTS.B, 28.33%, 2/10/29 .... 1,565 1,561
L1886617.UP.FTS.B, 19.5%, 3/20/29 .... 7,576 4,117
L2607986.UP.FTS.B, 25.66%, 7/10/29 .... 18,454 17,577
b
L1716921.UP.FTS.B, 23.03%, 7/15/35 .... 367 27
FW2951735.UP.FTS.B, 15.61%, 9/14/35 .. 250 169
2,056,277
Total Marketplace Loans (Cost
$11,101,214 ) .......................
$4,734,383
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible. See
Note 6.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 235 $ 26,477,891 12/19/25 $ (26,025)
U.S. Treasury 10 Year Ultra Notes ................ Short 11 1,270,328 12/19/25 (10,500)
U.S. Treasury 2 Year Notes ..................... Long 3,378 703,442,111 12/31/25 (1,022,809)
U.S. Treasury 5 Year Notes ..................... Short 499 54,496,258 12/31/25 204,465
U.S. Treasury Long Bonds ..................... Short 28 3,284,750 12/19/25 (70,038)
Total Futures Contracts ...................................................................... $(924,907)
*
As of period end.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 107,675,000 $ 2,496,184 $ 2,416,066 $ 80,118
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $2,496,184 $2,416,066 $80,118
OTC Swap Contracts
Contracts to Sell Protection
c,d
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 2,080,000 22,030 (123,062) 145,092 BB+
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 5,500,000 487,276 165,587 321,689
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 12,100,000 36,899 (253,753) 290,652
Investment
Grade
Total OTC Swap Contracts .............................................. $546,205 $(211,228) $757,433
Total Credit Default Swap Contracts .................................... $3,042,389 $ 2,204,838 $837,551
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
See Note  9  regarding other derivative information.
See Abbreviations on page 251 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.55 $7.43 $7.48 $7.89 $7.95
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.317 0.310 0.193 0.017 (0.006)
Net realized and unrealized gains (losses) ........... 0.040 0.163 0.003 (0.340) 0.022
Total from investment operations .................... 0.357 0.473 0.196 (0.323) 0.016
Less distributions from:
Net investment income .......................... (0.357) (0.353) (0.246) (0.087) (0.076)
Net asset value, end of year ....................... $7.55 $7.55 $7.43 $7.48 $7.89
Total return
c
................................... 4.84% 6.49% 2.66% (4.11)% 0.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 0.98% 1.00% 0.93% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.83% 0.84%
d
0.87% 0.91%
Net investment income (loss) ...................... 4.20% 4.12% 2.59% 0.22% (0.07)%
Supplemental data
Net assets , end of year (000’s) ..................... $256,869 $260,416 $284,319 $353,584 $432,447
Portfolio turnover rate ............................ 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.54 $7.42 $7.48 $7.88 $7.95
Income from investment operations
a
:
Net investment income
b
......................... 0.328 0.321 0.206 0.029 0.006
Net realized and unrealized gains (losses) ........... 0.041 0.163 (0.009) (0.330) 0.012
Total from investment operations .................... 0.369 0.484 0.197 (0.301) 0.018
Less distributions from:
Net investment income .......................... (0.369) (0.364) (0.257) (0.099) (0.088)
Net asset value, end of year ....................... $7.54 $7.54 $7.42 $7.48 $7.88
Total return
c
................................... 4.86% 6.65% 2.81% (3.85)% 0.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.85% 0.78% 0.82%
Expenses net of waiver and payments by affiliates ....... 0.68% 0.68% 0.69%
d
0.72% 0.77%
Net investment income ........................... 4.35% 4.27% 2.75% 0.37% 0.08%
Supplemental data
Net assets , end of year (000’s) ..................... $40,411 $44,019 $47,732 $55,048 $66,942
Portfolio turnover rate ............................ 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.54 $7.42 $7.48 $7.88 $7.95
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.287 0.279 0.161 (0.017) (0.035)
Net realized and unrealized gains (losses) ........... 0.040 0.164 (0.005) (0.326) 0.010
Total from investment operations .................... 0.327 0.443 0.156 (0.343) (0.025)
Less distributions from:
Net investment income .......................... (0.327) (0.323) (0.216) (0.057) (0.045)
Net asset value, end of year ....................... $7.54 $7.54 $7.42 $7.48 $7.88
Total return
c
................................... 4.42% 6.07% 2.11% (4.37)% (0.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.38% 1.38% 1.40% 1.34% 1.38%
Expenses net of waiver and payments by affiliates ....... 1.23% 1.23% 1.24%
d
1.27% 1.33%
Net investment income (loss) ...................... 3.80% 3.71% 2.15% (0.22)% (0.45)%
Supplemental data
Net assets , end of year (000’s) ..................... $9,023 $9,931 $13,586 $21,568 $36,318
Portfolio turnover rate ............................ 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.56 $7.44 $7.50 $7.90 $7.97
Income from investment operations
a
:
Net investment income
b
......................... 0.338 0.331 0.213 0.040 0.021
Net realized and unrealized gains (losses) ........... 0.041 0.163 (0.003) (0.331) 0.014
Total from investment operations .................... 0.379 0.494 0.210 (0.291) 0.035
Less distributions from:
Net investment income .......................... (0.379) (0.374) (0.270) (0.109) (0.105)
Net asset value, end of year ....................... $7.56 $7.56 $7.44 $7.50 $7.90
Total return .................................... 5.12% 6.78% 2.85% (3.71)% 0.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.64% 0.66% 0.59% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.55% 0.55% 0.56%
c
0.56% 0.55%
Net investment income ........................... 4.47% 4.39% 2.84% 0.52% 0.27%
Supplemental data
Net assets , end of year (000’s) ..................... $17,340 $18,710 $20,265 $29,513 $41,913
Portfolio turnover rate ............................ 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.56 $7.43 $7.49 $7.89 $7.96
Income from investment operations
a
:
Net investment income
b
......................... 0.335 0.329 0.213 0.040 0.014
Net realized and unrealized gains (losses) ........... 0.031 0.173 (0.008) (0.334) 0.012
Total from investment operations .................... 0.366 0.502 0.205 (0.294) 0.026
Less distributions from:
Net investment income .......................... (0.376) (0.372) (0.265) (0.106) (0.096)
Net asset value, end of year ....................... $7.55 $7.56 $7.43 $7.49 $7.89
Total return .................................... 4.96% 6.89% 2.78% (3.76)% 0.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.73% 0.72% 0.75% 0.67% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.58% 0.58% 0.59%
c
0.62% 0.66%
Net investment income ........................... 4.44% 4.37% 2.84% 0.52% 0.18%
Supplemental data
Net assets , end of year (000’s) ..................... $56,718 $55,502 $77,434 $99,817 $86,615
Portfolio turnover rate ............................ 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 20.2%
U.S. Treasury Notes ,
2.625%, 1/31/26 ................................................... $ 10,000,000 $ 9,969,546
2.5%, 2/28/26 .................................................... 2,162,000 2,152,562
4.875%, 4/30/26 ................................................... 18,238,000 18,329,220
4.125%, 1/31/27 ................................................... 20,000,000 20,103,516
4.25%, 3/15/27 ................................................... 11,000,000 11,086,797
4.5%, 4/15/27 .................................................... 15,000,000 15,178,711
Total U.S. Government and Agency Securities (Cost $ 76,336,812 ) .................
76,820,352
Mortgage-Backed Securities 51.2%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 15.4%
FHLMC , 6.139% - 6.25%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/36 - 1/01/37 ....................................... 192,077 194,803
FHLMC , 6.418%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/47 ................................................... 3,856,802 3,994,318
FHLMC , 6.448%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/47 ................................................... 3,422,886 3,559,424
FHLMC , 6.466%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/46 .................................................. 2,723,497 2,815,304
FHLMC , 6.517%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/46 ................................................... 5,695,708 5,925,886
FHLMC , 6.576%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 4,119,205 4,282,455
FHLMC , 6.658%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 3,238,350 3,379,492
FHLMC , 6.661%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/37 ................................................... 3,370,293 3,503,353
FHLMC , 6.09% - 7.524%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/34 - 5/01/45 ....................................... 25,204,673 26,010,798
FHLMC , 6.25% - 7.688%, ( 1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. 4,711,345 4,864,456
58,530,289
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 1,826,648 1,846,824
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................................... 1,716,116 1,762,670
3,609,494
a
Federal National Mortgage Association (FNMA) Adjustable Rate 29.1%
FNMA , 4.358%, ( COFI 11th District +/- MBS Margin), 4/01/34 .................. 3,303,261 3,271,383
FNMA , 5.265%, ( 1-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/27 ................................................... 16,798 16,749
FNMA , 4.21% - 5.415%, ( COFI 11th District +/- MBS Margin), 12/01/25 - 12/01/37 ... 1,522,040 1,506,160
FNMA , 5.05% - 5.871%, ( 3-year CMT T-Note +/- MBS Margin), 1/01/26 - 7/01/34 .... 10,808 10,879
FNMA , 3.564% - 6.036%, ( 5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 ... 12,560 12,533
FNMA , 6.222%, ( 6-month H15BDI +/- MBS Margin), 11/01/34 .................. 30,804 30,433
FNMA , 6.293%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 3,360,039 3,479,911
FNMA , 6.426%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/38 ................................................... 5,233,123 5,413,064
FNMA , 6.451%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 5/01/47 ................................................... 3,063,344 3,171,743
FNMA , 6.458%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/45 ................................................... 1,825,034 1,898,427
FNMA , 6.465%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/47 ................................................... 7,833,365 8,113,187
FNMA , 6.487%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/40 ................................................... 1,987,397 2,051,076

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 6.514%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/44 ................................................... $ 12,897,055 $ 13,465,399
FNMA , 6.531%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/42 ................................................... 1,947,336 2,017,197
FNMA , 5.22% - 7.082%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/27 - 12/01/37 ...................................... 8,391,849 8,533,328
FNMA , 5.665% - 7.406%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/32 - 5/01/48 ....................................... 42,295,643 43,386,024
FNMA , 4.961% - 7.428%, ( 1-year CMT T-Note +/- MBS Margin), 2/01/26 - 12/01/40 .. 11,781,184 12,072,622
FNMA , 5.067% - 7.45%, ( 12-month average of 1-year CMT +/- MBS Margin), 11/01/27
- 11/01/44 ....................................................... 2,079,163 2,114,028
110,564,143
Federal National Mortgage Association (FNMA) Fixed Rate 5.0%
FNMA, 30 Year , 5.5%, 4/01/53 ......................................... 11,060,245 11,226,337
FNMA, 30 Year , 5.5%, 3/01/54 ......................................... 1,847,797 1,870,380
FNMA, 30 Year , 6%, 7/01/53 ........................................... 3,944,723 4,046,089
FNMA, 30 Year , 6%, 7/01/55 ........................................... 1,736,142 1,776,343
18,919,149
a
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 4.75% - 5.625%, ( 1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .. 216,454 219,402
219,402
Government National Mortgage Association (GNMA) Fixed Rate 0.8%
GNMA II, Single-family, 30 Year , 6%, 7/20/55 ............................... 2,900,393 2,954,084
Total Mortgage-Backed Securities (Cost $ 197,209,145 ) ...........................
194,796,561
Agency Commercial Mortgage-Backed Securities 22.8%
Financial Services 22.8%
b
FHLMC ,
4988 , AF , FRN , 4.82% , ( 30-day SOFR Average + 0.464% ), 10/15/37 ........... 3,086,804 3,044,840
4891 , AF , FRN , 4.87% , ( 30-day SOFR Average + 0.514% ), 7/15/42 ............ 4,472,831 4,529,539
413 , F23 , FRN , 5.233% , ( 30-day SOFR Average + 1.05% ), 5/25/54 ............ 1,380,682 1,382,975
343 , F4 , FRN , 4.82% , Strip , ( 30-day SOFR Average + 0.464% ), 10/15/37 ........ 2,850,009 2,814,283
4989 , FA , FRN , 4.82% , ( 30-day SOFR Average + 0.464% ), 8/15/40 ............ 3,941,506 3,878,172
5537 , FC , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ), 5/25/55 ............ 1,864,193 1,872,315
4915 , FE , FRN , 4.87% , ( 30-day SOFR Average + 0.514% ), 2/15/38 ............ 6,307,899 6,231,286
5568 , FG , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ), 8/25/55 ............. 1,845,128 1,851,267
5517 , FH , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ), 3/25/55 ............ 1,780,715 1,791,107
4895 , GF , FRN , 4.87% , ( 30-day SOFR Average + 0.514% ), 11/15/43 ........... 4,541,083 4,480,901
4197 , KF , FRN , 4.77% , ( 30-day SOFR Average + 0.414% ), 9/15/37 ............ 1,201,013 1,157,990
4107 , KF , FRN , 4.86% , ( 30-day SOFR Average + 0.504% ), 6/15/38 ............ 1,300,722 1,286,722
4215 , KF , FRN , 4.77% , ( 30-day SOFR Average + 0.414% ), 2/15/40 ............ 954,863 931,002
4730 , WF , FRN , 4.82% , ( 30-day SOFR Average + 0.464% ), 8/15/38 ............ 2,630,513 2,596,964
4794 , WF , FRN , 4.82% , ( 30-day SOFR Average + 0.464% ), 3/15/43 ............ 2,720,633 2,680,720
b
FHLMC, Multi-family Structured Pass-Through Certificates ,
KF160 , AS , FRN , 5.008% , ( 30-day SOFR Average + 0.7% ), 10/25/30 ........... 2,708,851 2,718,817
KF163 , AS , FRN , 4.888% , ( 30-day SOFR Average + 0.58% ), 4/25/34 ........... 2,887,392 2,890,633
KF164 , AS , FRN , 4.878% , ( 30-day SOFR Average + 0.57% ), 10/25/34 .......... 3,849,126 3,853,367
b
FNMA ,
2019-38 , AF , FRN , 4.87% , ( 30-day SOFR Average + 0.514% ), 7/25/49 .......... 3,132,807 3,106,503
2019-59 , BF , FRN , 4.87% , ( 30-day SOFR Average + 0.514% ), 10/25/49 ......... 4,622,628 4,575,283
2019-38 , CF , FRN , 4.747% , ( 30-day SOFR Average + 0.564% ), 7/25/49 ......... 1,186,054 1,163,068
2021-44 , FA , FRN , 4.555% , ( 30-day SOFR Average + 0.2% ), 6/25/45 ........... 3,800,379 3,712,760

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
FNMA, (continued)
2024-98 , FA , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ), 12/25/53 ......... $ 857,566 $ 860,475
2024-103 , FB , FRN , 5.133% , ( 30-day SOFR Average + 0.95% ), 1/25/55 ......... 2,368,538 2,373,383
2024-105 , FC , FRN , 5.183% , ( 30-day SOFR Average + 1% ), 1/25/55 ........... 2,611,640 2,620,375
2025-59 , FD , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ), 8/25/55 .......... 1,902,117 1,908,774
2025-55 , FG , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ), 7/25/55 .......... 1,948,938 1,955,194
2020-54 , WF , FRN , 4.525% , ( 30-day SOFR Average + 0.564% ), 8/25/50 ........ 2,538,960 2,442,411
2021-8 , YF , FRN , 4.555% , ( 30-day SOFR Average + 0.2% ), 3/25/61 ............ 7,597,000 7,571,441
2021-36 , YF , FRN , 4.555% , ( 30-day SOFR Average + 0.2% ), 6/25/61 ........... 3,763,708 3,775,977
b
GNMA , 2010-12 , FD , FRN , 4.746% , ( 1-month SOFR + 0.714% ), 1/16/40 ..........
453,706 453,564
86,512,108
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 87,199,766 ) .........
86,512,108
Total Long Term Investments (Cost $ 360,745,723 ) ...............................
358,129,021
a
a a a a
Short Term Investments 4.8%
Shares
a
Money Market Funds 4.8%
c,d
Franklin Institutional U.S. Government Money Market Fund , 4.038% ............. 18,214,577 18,214,577
Total Money Market Funds (Cost $ 18,214,577 ) ..................................
18,214,577
Total Short Term Investments (Cost $ 18,214,577 ) ................................
18,214,577
a
Total Investments (Cost $ 378,960,300 ) 99.0% ...................................
$376,343,598
Other Assets, less Liabilities 1.0% .............................................
4,016,316
Net Assets 100.0% ...........................................................
$380,359,914
†
Rounds to less than 0.1% of net assets.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note  9  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 47 $ 5,427,766 12/19/25 $ (44,864)
U.S. Treasury 2 Year Notes ..................... Long 500 104,121,094 12/31/25 (152,470)
U.S. Treasury Long Bonds ..................... Short 11 1,290,438 12/19/25 (27,516)
Total Futures Contracts ...................................................................... $(224,850)
*
As of period end.
See Abbreviations on page 251 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.79 $11.25 $11.73 $13.83 $11.73
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.45 0.46 0.35 0.30
Net realized and unrealized gains (losses) ........... 0.26 1.66 (0.40) (1.46) 2.36
Total from investment operations .................... 0.69 2.11 0.06 (1.11) 2.66
Less distributions from:
Net investment income .......................... (0.57) (0.57) (0.54) (0.50) (0.47)
Net realized gains ............................. (0.14) — — (0.49) (0.09)
Total distributions ............................... (0.71) (0.57) (0.54) (0.99) (0.56)
Net asset value, end of year ....................... $12.77 $12.79 $11.25 $11.73 $13.83
Total return
c
................................... 5.66% 19.00% 0.34% (8.52)% 23.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.90% 0.90% 0.91% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.91%
d
0.90%
d
0.89%
e
0.90%
e
0.91%
e
Net investment income ........................... 3.45% 3.63% 3.78% 2.72% 2.27%
Supplemental data
Net assets , end of year (000’s) ..................... $2,867,571 $3,014,871 $2,844,145 $3,102,045 $3,523,379
Portfolio turnover rate ............................ 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.65 $11.13 $11.61 $13.68 $11.61
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.36 0.36 0.25 0.20
Net realized and unrealized gains (losses) ........... 0.25 1.63 (0.39) (1.43) 2.34
Total from investment operations .................... 0.59 1.99 (0.03) (1.18) 2.54
Less distributions from:
Net investment income .......................... (0.47) (0.47) (0.45) (0.40) (0.38)
Net realized gains ............................. (0.14) — — (0.49) (0.09)
Total distributions ............................... (0.61) (0.47) (0.45) (0.89) (0.47)
Net asset value, end of year ....................... $12.63 $12.65 $11.13 $11.61 $13.68
Total return
c
................................... 4.89% 18.08% (0.46)% (9.15)% 22.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.65% 1.65% 1.66% 1.66%
Expenses net of waiver and payments by affiliates ....... 1.66%
d
1.65%
d
1.64%
e
1.65%
e
1.65%
e
Net investment income ........................... 2.71% 2.90% 3.01% 1.94% 1.54%
Supplemental data
Net assets , end of year (000’s) ..................... $69,580 $95,404 $115,185 $168,085 $259,206
Portfolio turnover rate ............................ 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.83 $11.28 $11.77 $13.88 $11.76
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.42 0.43 0.32 0.27
Net realized and unrealized gains (losses) ........... 0.26 1.67 (0.40) (1.47) 2.38
Total from investment operations .................... 0.66 2.09 0.03 (1.15) 2.65
Less distributions from:
Net investment income .......................... (0.54) (0.54) (0.52) (0.47) (0.44)
Net realized gains ............................. (0.14) — — (0.49) (0.09)
Total distributions ............................... (0.68) (0.54) (0.52) (0.96) (0.53)
Net asset value, end of year ....................... $12.81 $12.83 $11.28 $11.77 $13.88
Total return .................................... 5.39% 18.75% 0.02% (8.79)% 22.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.15% 1.15% 1.16% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.16%
c
1.15%
c
1.14%
d
1.15%
d
1.15%
d
Net investment income ........................... 3.21% 3.36% 3.52% 2.47% 2.03%
Supplemental data
Net assets , end of year (000’s) ..................... $2,552 $2,780 $2,382 $2,976 $3,435
Portfolio turnover rate ............................ 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

`
a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.83 $11.28 $11.77 $13.88 $11.76
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.49 0.50 0.39 0.34
Net realized and unrealized gains (losses) ........... 0.26 1.67 (0.40) (1.46) 2.39
Total from investment operations .................... 0.73 2.16 0.10 (1.07) 2.73
Less distributions from:
Net investment income .......................... (0.61) (0.61) (0.59) (0.55) (0.52)
Net realized gains ............................. (0.14) — — (0.49) (0.09)
Total distributions ............................... (0.75) (0.61) (0.59) (1.04) (0.61)
Net asset value, end of year ....................... $12.81 $12.83 $11.28 $11.77 $13.88
Total return .................................... 5.99% 19.43% 0.61% (8.23)% 23.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.59% 0.59% 0.60% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.59%
c
0.58% 0.58%
d
0.59%
d
0.59%
d
Net investment income ........................... 3.77% 3.94% 4.10% 3.05% 2.59%
Supplemental data
Net assets , end of year (000’s) ..................... $185,418 $187,499 $174,925 $169,511 $184,084
Portfolio turnover rate ............................ 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.82 $11.28 $11.76 $13.87 $11.76
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.48 0.49 0.38 0.34
Net realized and unrealized gains (losses) ........... 0.25 1.66 (0.39) (1.46) 2.37
Total from investment operations .................... 0.72 2.14 0.10 (1.08) 2.71
Less distributions from:
Net investment income .......................... (0.60) (0.60) (0.58) (0.54) (0.51)
Net realized gains ............................. (0.14) — — (0.49) (0.09)
Total distributions ............................... (0.74) (0.60) (0.58) (1.03) (0.60)
Net asset value, end of year ....................... $12.80 $12.82 $11.28 $11.76 $13.87
Total return .................................... 5.92% 19.25% 0.60% (8.31)% 23.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.65% 0.65% 0.66% 0.67%
Expenses net of waiver and payments by affiliates ....... 0.66%
c
0.65%
c
0.64%
d
0.65%
d
0.66%
d
Net investment income ........................... 3.70% 3.88% 4.03% 2.98% 2.52%
Supplemental data
Net assets , end of year (000’s) ..................... $192,406 $203,398 $191,532 $203,346 $228,617
Portfolio turnover rate ............................ 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Managed Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 38.6%
Aerospace & Defense 2.2%
a
Boeing Co. (The) ................................... United States 40,000 $ 8,040,800
Lockheed Martin Corp. ............................... United States 75,000 36,891,000
RTX Corp. ........................................ United States 155,000 27,667,500
72,599,300
Air Freight & Logistics 0.5%
United Parcel Service, Inc. , B .......................... United States 175,000 16,873,500
Banks 2.0%
Bank of America Corp. ............................... United States 500,000 26,725,000
Fifth Third Bancorp .................................. United States 300,000 12,486,000
Truist Financial Corp. ................................ United States 350,000 15,620,500
US Bancorp ....................................... United States 250,000 11,670,000
66,501,500
Beverages 2.2%
Coca-Cola Co. (The) ................................. United States 300,000 20,670,000
PepsiCo, Inc. ...................................... United States 350,000 51,131,500
71,801,500
Biotechnology 2.0%
AbbVie, Inc. ....................................... United States 165,000 35,976,600
Amgen, Inc. ....................................... United States 100,000 29,843,000
65,819,600
Building Products 0.7%
Johnson Controls International plc ....................... United States 200,000 22,878,000
Capital Markets 0.7%
Morgan Stanley ..................................... United States 150,000 24,600,000
Chemicals 0.7%
Air Products and Chemicals, Inc. ........................ United States 100,000 24,259,000
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 525,000 38,382,750
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc. .......................... United States 100,000 3,974,000
Electric Utilities 3.8%
Duke Energy Corp. .................................. United States 300,000 37,290,000
Edison International ................................. United States 350,000 19,383,000
NextEra Energy, Inc. ................................. United States 275,000 22,385,000
Southern Co. (The) .................................. United States 500,000 47,020,000
126,078,000
Energy Equipment & Services 0.6%
Halliburton Co. ..................................... United States 300,000 8,052,000
SLB Ltd. .......................................... United States 321,000 11,575,260
19,627,260
Food Products 0.7%
Nestle SA , ADR .................................... United States 250,000 23,880,000
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 150,000 33,055,500
Health Care Equipment & Supplies 0.3%
Medtronic plc ...................................... United States 125,000 11,337,500

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.5%
CVS Health Corp. ................................... United States 200,000 $ 15,630,000
Hotels, Restaurants & Leisure 0.7%
McDonald's Corp. ................................... United States 50,000 14,921,500
Starbucks Corp. .................................... United States 115,000 9,300,050
24,221,550
Household Products 0.9%
Procter & Gamble Co. (The) ........................... United States 200,000 30,074,000
IT Services 0.9%
International Business Machines Corp. ................... United States 100,000 30,741,000
Media 0.7%
Comcast Corp. , A ................................... United States 800,000 22,268,000
Metals & Mining 0.5%
Rio Tinto plc , ADR ................................... Australia 250,000 17,935,000
Multi-Utilities 0.7%
Sempra, Inc. ....................................... United States 250,000 22,985,000
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp. ..................................... United States 450,000 70,974,000
ConocoPhillips ..................................... United States 75,000 6,664,500
Exxon Mobil Corp. ................................... United States 600,000 68,616,000
Shell plc , ADR ...................................... United States 250,000 18,730,000
TotalEnergies SE , ADR ............................... France 275,000 17,116,000
182,100,500
Pharmaceuticals 4.3%
AstraZeneca plc , ADR ................................ United Kingdom 250,000 20,600,000
Johnson & Johnson ................................. United States 300,000 56,661,000
Merck & Co., Inc. ................................... United States 550,000 47,289,000
Pfizer, Inc. ......................................... United States 750,000 18,487,500
143,037,500
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc. ................................. United States 200,000 46,826,000
Texas Instruments, Inc. ............................... United States 275,000 44,401,500
91,227,500
Specialty Retail 1.5%
Home Depot, Inc. (The) ............................... United States 135,000 51,244,650
Tobacco 0.9%
Philip Morris International, Inc. ......................... United States 200,000 28,866,000
Total Common Stocks (Cost $ 967,269,374 ) ...................................
1,281,998,110
b
Equity-Linked Securities 7.2%
Aerospace & Defense 0.2%
c
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 40,000 7,150,869
Broadline Retail 0.5%
c
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 80,000 17,780,252
Consumer Staples Distribution & Retail 0.9%
c
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 55,000 4,998,974
c
Wells Fargo Bank NA into Target Corp. , 144A, 10% , 5/13/26 ... United States 275,000 26,277,897
31,276,871

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Health Care Providers & Services 0.6%
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 55,000 $ 18,369,078
Hotels, Restaurants & Leisure 0.3%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 115,000 9,457,525
Metals & Mining 1.0%
c
Merrill Lynch BV into Freeport-McMoRan, Inc. , 144A, 10% ,
5/12/26 ......................................... United States 805,000 32,630,072
Oil, Gas & Consumable Fuels 0.5%
c
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 130,000 14,927,122
Semiconductors & Semiconductor Equipment 2.4%
c
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 85,000 12,140,809
c
Goldman Sachs Bank USA into Applied Materials, Inc. , 144A,
10% , 5/05/26 ..................................... United States 135,000 22,958,801
c
Merrill Lynch BV into Advanced Micro Devices, Inc. , 144A, 11% ,
5/06/26 ......................................... United States 125,000 14,503,197
c
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
11% , 5/05/26 ..................................... United States 355,000 19,329,878
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 68,000 11,660,712
80,593,397
Software 0.5%
c
Merrill Lynch BV into Microsoft Corp. , 144A, 7% , 3/09/26 ...... United States 40,000 17,920,205
Textiles, Apparel & Luxury Goods 0.3%
c
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 128,000 8,497,084
Total Equity-Linked Securities (Cost $ 219,231,945 ) ............................
238,602,475
Convertible Preferred Stocks 2.4%
Aerospace & Defense 0.9%
Boeing Co. (The) , 6% ................................ United States 450,000 29,124,000
Chemicals 0.8%
Albemarle Corp. , 7.25% .............................. United States 575,000 25,432,250
Electric Utilities 0.7%
NextEra Energy, Inc. , 7.234% .......................... United States 475,000 23,232,250
Total Convertible Preferred Stocks (Cost $ 61,838,860 ) .........................
77,788,500
Principal
Amount
*
Convertible Bonds 0.1%
Electric Utilities 0.1%
c
Southern Co. (The) , Senior Note , 144A, 3.25% , 6/15/28 ...... United States 4,000,000 4,080,000
Total Convertible Bonds (Cost $ 4,000,000 ) ...................................
4,080,000
Corporate Bonds 31.2%
Automobiles 0.5%
General Motors Co. , Senior Bond , 5.6% , 10/15/32 ...........
United States 15,000,000 15,654,486

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 4.8%
Bank of America Corp. , Senior Bond , 5.872% to 9/14/33, FRN
thereafter , 9/15/34 ................................. United States 15,000,000 $ 16,084,289
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 10,000,000 10,518,041
Senior Note , 7.385% to 11/01/27, FRN thereafter , 11/02/28 .. United Kingdom 15,000,000 15,881,939
Citigroup, Inc. ,
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 10,000,000 10,914,501
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 15,000,000 15,698,472
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN
thereafter , 7/27/29 ................................. United States 10,000,000 10,515,384
JPMorgan Chase & Co. ,
d
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,549,900
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 10,000,000 11,016,839
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 10,000,000 10,783,887
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................. United States 10,000,000 10,132,513
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,668,177
Wells Fargo & Co. , Senior Bond , 5.389% to 4/23/33, FRN
thereafter , 4/24/34 ................................. United States 25,000,000 25,972,622
158,736,564
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 4.55% , 3/15/35 ................
United States 15,000,000 14,839,205
Building Products 0.6%
Carrier Global Corp. , Senior Bond , 5.9% , 3/15/34 ...........
United States 20,000,000 21,537,350
Capital Markets 2.3%
Charles Schwab Corp. (The) , Senior Bond , 5.853% to 5/18/33,
FRN thereafter , 5/19/34 ............................. United States 10,000,000 10,702,551
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 15,000,000 13,497,320
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 10,000,000 11,176,832
Morgan Stanley ,
Senior Bond , 2.699% to 1/21/30, FRN thereafter , 1/22/31 ... United States 10,000,000 9,362,811
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 15,000,000 16,501,280
Senior Bond , 5.424% to 7/20/33, FRN thereafter , 7/21/34 ... United States 15,000,000 15,654,953
76,895,747
Chemicals 0.3%
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 10,000,000 10,704,907
Consumer Finance 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 20,000,000 18,463,513
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 10,000,000 10,214,398
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 10,000,000 10,482,692
General Motors Financial Co., Inc. ,
Senior Bond , 3.6% , 6/21/30 .......................... United States 20,000,000 19,191,382
Senior Bond , 6.4% , 1/09/33 .......................... United States 10,000,000 10,779,861
69,131,846

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.6%
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.625% , 12/01/29 .................................. United States 20,000,000 $ 19,841,807
Electric Utilities 3.3%
e
Edison International , Senior Note , 6.95% , 11/15/29 .......... United States 20,000,000 21,254,836
c
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ... United States 10,000,000 11,047,700
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 20,000,000 19,880,065
Senior Bond , 6.15% , 1/15/33 ......................... United States 10,000,000 10,621,860
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 ...........
United States 15,000,000 15,922,553
c
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ......................................... United States 30,000,000 29,717,005
108,444,019
Electrical Equipment 0.6%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 20,000,000 20,693,390
Electronic Equipment, Instruments & Components 0.6%
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 20,000,000 20,260,902
Food Products 1.3%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.75% , 12/01/31 ........................ United States 5,000,000 4,733,598
Senior Note , 6.75% , 3/15/34 ......................... United States 15,000,000 16,558,170
Pilgrim's Pride Corp. , Senior Note , 4.25% , 4/15/31 ..........
United States 21,000,000 20,342,183
41,633,951
Ground Transportation 0.8%
c
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.5% , 8/11/32 ..................... United Kingdom 15,000,000 15,497,825
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 10,000,000 10,578,469
26,076,294
Health Care Providers & Services 2.2%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 25,000,000 24,268,095
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
3% , 12/01/31 ..................................... Germany 20,000,000 17,966,893
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 15,000,000 15,646,924
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 15,000,000 15,814,638
73,696,550
Health Care REITs 0.6%
Healthpeak OP LLC , Senior Note , 5.25% , 12/15/32 ..........
United States 20,000,000 20,594,866
Insurance 1.3%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........
United States 25,000,000 22,285,458
c
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 10,000,000 10,531,705
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 10,000,000 10,559,510
43,376,673
Machinery 0.6%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 8/14/33 ............
United States 20,000,000 21,292,214
Metals & Mining 0.8%
ArcelorMittal SA , Senior Note , 6.55% , 11/29/27 .............
Luxembourg 10,000,000 10,402,514

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ......
United States 15,000,000 $ 15,042,682
25,445,196
Multi-Utilities 0.5%
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 15,000,000 15,694,552
Oil, Gas & Consumable Fuels 1.4%
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 ...........
United States 15,000,000 15,710,448
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ....
United States 10,000,000 10,478,760
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 20,000,000 21,043,697
47,232,905
Passenger Airlines 0.8%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 25,000,000 25,177,960
Pharmaceuticals 0.5%
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 20,000,000 18,100,781
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. , Senior Note , 3.469% , 4/15/34 ..............
United States 20,000,000 18,330,207
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......
United States 5,000,000 5,307,756
23,637,963
Software 0.9%
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 10,000,000 10,717,299
Senior Bond , 3.9% , 5/15/35 .......................... United States 20,000,000 17,877,770
28,595,069
Specialized REITs 0.6%
American Tower Corp. , Senior Bond , 5.9% , 11/15/33 .........
United States 10,000,000 10,701,627
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 10,000,000 10,133,680
20,835,307
Technology Hardware, Storage & Peripherals 0.5%
e
HP, Inc. , Senior Bond , 5.5% , 1/15/33 ..................... United States 15,000,000 15,474,997
Tobacco 0.9%
BAT Capital Corp. , Senior Bond , 7.75% , 10/19/32 ...........
United Kingdom 25,000,000 29,155,363
Trading Companies & Distributors 0.7%
c
United Rentals North America, Inc. , Senior Secured Note , 144A,
6% , 12/15/29 ..................................... United States 22,500,000 23,110,538
Total Corporate Bonds (Cost $ 962,252,616 ) ...................................
1,035,871,402
U.S. Government and Agency Securities 3.9%
U.S. Treasury Bonds ,
f
4 .79% , 8/15/54 ................................... United States 265,000,000 68,906,599
4.75%, 5/15/55 ................................... United States 60,000,000 60,806,250
Total U.S. Government and Agency Securities (Cost $ 124,487,009 ) ..............
129,712,849
Asset-Backed Securities 0.2%
Passenger Airlines 0.2%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 3,400,583 3,481,796

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust, (continued)
2020-1 , B , 4.875% , 7/15/27 .......................... United States 2,749,500 $ 2,750,136
6,231,932
a a a a a a
Total Asset-Backed Securities (Cost $ 6,150,083 ) ..............................
6,231,932
Mortgage-Backed Securities 14.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.8%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 15,182,844 15,182,832
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 22,942,276 22,847,182
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................... United States 42,618,577 43,208,108
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 2/01/55 ............ United States 37,063,515 37,492,483
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 4,881,241 4,995,700
123,726,305
Federal National Mortgage Association (FNMA) Fixed Rate 3.5%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 844,803 817,676
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 15,095,635 15,091,731
FNMA, 30 Year , 5%, 11/01/53 .......................... United States 36,797,860 36,769,380
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 9,999,012 10,111,194
FNMA, 30 Year , 6%, 5/01/53 ........................... United States 35,337,557 36,351,489
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 16,936,606 17,333,751
116,475,221
Government National Mortgage Association (GNMA) Fixed Rate 7.5%
GNMA II, Single-family, 30 Year , 5.5%, 2/20/55 ............. United States 96,389,675 97,261,766
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 - 6/20/55 ...... United States 22,447,280 22,653,829
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............ United States 100,000,000 101,018,542
GNMA II, Single-family, 30 Year , 6%, 5/20/55 - 8/20/55 ....... United States 27,211,610 27,736,528
248,670,665
Total Mortgage-Backed Securities (Cost $ 482,438,887 ) .........................
488,872,191
Total Long Term Investments (Cost $ 2,827,668,774 ) ...........................
3,263,157,459
a
Short Term Investments 1.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
f
U.S. Treasury Bills , 2 .97% , 11/13/25 ..................... United States 35,000,000 34,962,492
Total U.S. Government and Agency Securities (Cost $ 34,954,384 ) ...............
34,962,492
Shares
Money Market Funds 0.2%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 5,072,858 5,072,858
Total Money Market Funds (Cost $ 5,072,858 ) .................................
5,072,858

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 2,731,000 $ 2,731,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 2,731,000 ) ..........................................................
2,731,000
Total Short Term Investments (Cost $ 42,758,242 ) ..............................
42,766,350
a
Total Investments (Cost $ 2,870,427,016 ) 99.7% ................................
$3,305,923,809
Other Assets, less Liabilities 0.3% ...........................................
11,603,110
Net Assets 100.0% .........................................................
$3,317,526,919
a a a
See Abbreviations on page 251 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $406,152,377, representing 12.2% of net assets.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security is on loan at October 31, 2025. See Note 1(f).
f
The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(f) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
*
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.30 $7.77 $7.94 $9.98 $10.04
Income from investment operations
a
:
Net investment income
b
......................... 0.332 0.310 0.288 0.229 0.176
Net realized and unrealized gains (losses) ........... 0.153 0.536 (0.186) (2.006) 0.036
Total from investment operations .................... 0.485 0.846 0.102 (1.777) 0.212
Less distributions from:
Net investment income .......................... (0.345) (0.316) (0.272) (0.260) (0.272)
Tax return of capital ............................ — — — (0.003) —
Total distributions ............................... (0.345) (0.316) (0.272) (0.263) (0.272)
Net asset value, end of year ....................... $8.44 $8.30 $7.77 $7.94 $9.98
Total return
c
................................... 5.98% 10.99% 1.14% (18.06)% 2.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.92% 0.94% 0.92% 0.89%
Expenses net of waiver and payments by affiliates ....... 0.77% 0.83% 0.83%
d
0.82%
d
0.83%
Net investment income ........................... 4.00% 3.75% 3.50% 2.52% 1.75%
Supplemental data
Net assets , end of year (000’s) ..................... $2,403,057 $2,523,536 $2,494,183 $2,716,548 $3,876,156
Portfolio turnover rate ............................ 234.19% 204.24%
e
127.45% 197.26% 184.44%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 87.23% 100.79%
e
81.72% 105.09% 59.70%
e
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
*
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.22 $7.71 $7.88 $9.90 $9.97
Income from investment operations
a
:
Net investment income
b
......................... 0.299 0.277 0.256 0.193 0.137
Net realized and unrealized gains (losses) ........... 0.163 0.517 (0.186) (1.985) 0.025
Total from investment operations .................... 0.462 0.794 0.070 (1.792) 0.162
Less distributions from:
Net investment income .......................... (0.312) (0.284) (0.240) (0.225) (0.232)
Tax return of capital ............................ — — — (0.003) —
Total distributions ............................... (0.312) (0.284) (0.240) (0.228) (0.232)
Net asset value, end of year ....................... $8.37 $8.22 $7.71 $7.88 $9.90
Total return
c
................................... 5.74% 10.36% 0.75% (18.33)% 1.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.33% 1.35% 1.32% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.18% 1.23% 1.23%
d
1.23%
d
1.24%
Net investment income ........................... 3.63% 3.38% 3.12% 2.14% 1.37%
Supplemental data
Net assets , end of year (000’s) ..................... $19,633 $24,832 $30,819 $91,669 $141,309
Portfolio turnover rate ............................ 234.19% 204.24%
e
127.45% 197.26% 184.44%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 87.23% 100.79%
e
81.72% 105.09% 59.70%
e
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
*
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.26 $7.74 $7.90 $9.94 $10.00
Income from investment operations
a
:
Net investment income
b
......................... 0.312 0.289 0.268 0.206 0.152
Net realized and unrealized gains (losses) ........... 0.163 0.527 (0.176) (2.005) 0.035
Total from investment operations .................... 0.475 0.816 0.092 (1.799) 0.187
Less distributions from:
Net investment income .......................... (0.325) (0.296) (0.252) (0.238) (0.247)
Tax return of capital ............................ — — — (0.003) —
Total distributions ............................... (0.325) (0.296) (0.252) (0.241) (0.247)
Net asset value, end of year ....................... $8.41 $8.26 $7.74 $7.90 $9.94
Total return .................................... 5.87% 10.62% 1.03% (18.34)% 1.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.17% 1.18% 1.19% 1.17% 1.14%
Expenses net of waiver and payments by affiliates ....... 1.02% 1.08% 1.08%
c
1.08%
c
1.09%
Net investment income ........................... 3.78% 3.52% 3.27% 2.29% 1.52%
Supplemental data
Net assets , end of year (000’s) ..................... $7,497 $7,596 $7,336 $8,827 $12,623
Portfolio turnover rate ............................ 234.19% 204.24%
d
127.45% 197.26% 184.44%
d
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 87.23% 100.79%
d
81.72% 105.09% 59.70%
d
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
*
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.36 $7.83 $8.00 $10.05 $10.11
Income from investment operations
a
:
Net investment income
b
......................... 0.362 0.340 0.318 0.263 0.213
Net realized and unrealized gains (losses) ........... 0.153 0.536 (0.186) (2.017) 0.035
Total from investment operations .................... 0.515 0.876 0.132 (1.754) 0.248
Less distributions from:
Net investment income .......................... (0.375) (0.346) (0.302) (0.293) (0.308)
Tax return of capital ............................ — — — (0.003) —
Total distributions ............................... (0.375) (0.346) (0.302) (0.296) (0.308)
Net asset value, end of year ....................... $8.50 $8.36 $7.83 $8.00 $10.05
Total return .................................... 6.44% 11.30% 1.50% (17.74)% 2.47%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.57% 0.58% 0.56% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.41% 0.47% 0.47%
c
0.44%
c
0.46%
Net investment income ........................... 4.33% 4.08% 3.84% 2.89% 2.10%
Supplemental data
Net assets , end of year (000’s) ..................... $387,279 $396,341 $390,582 $434,834 $601,624
Portfolio turnover rate ............................ 234.19% 204.24%
d
127.45% 197.26% 184.44%
d
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 87.23% 100.79%
d
81.72% 105.09% 59.70%
d
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
*
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.35 $7.82 $7.99 $10.04 $10.10
Income from investment operations
a
:
Net investment income
b
......................... 0.353 0.331 0.309 0.251 0.202
Net realized and unrealized gains (losses) ........... 0.163 0.536 (0.186) (2.015) 0.035
Total from investment operations .................... 0.516 0.867 0.123 (1.764) 0.237
Less distributions from:
Net investment income .......................... (0.366) (0.337) (0.293) (0.283) (0.297)
Tax return of capital ............................ — — — (0.003) —
Total distributions ............................... (0.366) (0.337) (0.293) (0.286) (0.297)
Net asset value, end of year ....................... $8.50 $8.35 $7.82 $7.99 $10.04
Total return .................................... 6.33% 11.19% 1.39% (17.86)% 2.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.67% 0.69% 0.66% 0.64%
Expenses net of waiver and payments by affiliates ....... 0.52% 0.58% 0.58%
c
0.57%
c
0.58%
Net investment income ........................... 4.23% 3.99% 3.73% 2.76% 2.00%
Supplemental data
Net assets , end of year (000’s) ..................... $202,363 $201,353 $156,009 $175,044 $232,016
Portfolio turnover rate ............................ 234.19% 204.24%
d
127.45% 197.26% 184.44%
d
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 87.23% 100.79%
d
81.72% 105.09% 59.70%
d
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Energy Equipment & Services 0.0%
†
a
Valaris Ltd. ........................................ United States 2,435 $ 136,652
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 83,833 3,563
Machinery 0.0%
†
b
UTEX Industries, Inc. ................................ United States 4,843 251,343
Total Common Stocks (Cost $997,073) .......................................
391,558
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 10.47% .......................... United States 93,000 2,792,790
Total Preferred Stocks (Cost $2,325,000) .....................................
2,792,790
Warrants
Warrants 0.0%
Machinery 0.0%
a,b
UTEX Industries, Inc., 12/05/25 ......................... United States 415 —
Total Warrants (Cost $366) .................................................
—
Principal
Amount
*
Corporate Bonds 41.5%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 ........................ United States 6,500,000 6,235,065
Senior Bond, 6.875%, 3/15/39 ........................ United States 3,200,000 3,638,968
Senior Note, 5.15%, 5/01/30 ......................... United States 13,500,000 13,890,153
c
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 975,000 1,024,723
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,100,000 1,099,120
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 2,400,000 2,465,437
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 140,000 142,366
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 850,000 881,470
29,377,302
Automobile Components 0.0%
†
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 355,000 360,422
Automobiles 0.2%
c
Hyundai Capital America ,
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,600,000 1,644,341
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 4,900,000 5,067,780
6,712,121
Banks 6.8%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,500,000 2,544,648
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 3,600,000 3,270,664
Bank of America Corp. ,
Senior Bond, 2.592% to 4/28/30, FRN thereafter, 4/29/31 ... United States 6,700,000 6,232,953
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 . United States 5,300,000 4,717,716
Senior Bond, 2.972% to 2/03/32, FRN thereafter, 2/04/33 ... United States 7,500,000 6,842,012

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 10,000,000 $ 10,449,978
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,434,000 1,345,979
c
BPCE SA ,
Senior Non-Preferred Note, 144A, 2.045% to 10/18/26, FRN
thereafter, 10/19/27 ................................ France 9,500,000 9,298,703
Senior Non-Preferred Note, 144A, 5.716% to 1/17/29, FRN
thereafter, 1/18/30 ................................. France 7,000,000 7,249,099
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.885% to
7/02/30, FRN thereafter , 7/03/31 ...................... Spain 5,200,000 5,267,734
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ... United States 8,000,000 7,379,272
Senior Bond, 3.057% to 1/24/32, FRN thereafter, 1/25/33 ... United States 16,100,000 14,715,091
c
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 6,800,000 7,071,656
HSBC Holdings plc , Senior Bond , 3.973% to 5/21/29, FRN
thereafter , 5/22/30 ................................. United Kingdom 6,500,000 6,415,062
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/23/30, FRN thereafter, 3/24/31 ... United States 17,100,000 17,272,052
Senior Bond, 2.58% to 4/21/31, FRN thereafter, 4/22/32 .... United States 1,700,000 1,550,138
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ... United States 9,300,000 9,658,342
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 1,985,000 2,059,457
Lloyds Banking Group plc , Senior Note , 5.871% to 3/05/28, FRN
thereafter , 3/06/29 ................................. United Kingdom 5,300,000 5,497,588
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 6,000,000 6,242,824
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 3,800,000 3,851,077
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,500,000 6,394,292
c
Societe Generale SA ,
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................. France 10,800,000 10,628,858
Senior Non-Preferred Note, 144A, 6.446% to 1/09/28, FRN
thereafter, 1/10/29 ................................. France 6,500,000 6,768,546
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 12,000,000 12,139,642
Truist Financial Corp. ,
Senior Note, 7.161% to 10/29/28, FRN thereafter, 10/30/29 .. United States 4,950,000 5,351,351
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 4,400,000 4,548,529
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 9,000,000 8,393,734
Senior Bond, 5.499% to 1/22/34, FRN thereafter, 1/23/35 ... United States 7,500,000 7,831,863
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 .... United States 5,200,000 5,351,558
206,340,418
Biotechnology 1.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 .................
United States 3,000,000 2,898,644
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 .................
United States 14,300,000 14,811,669
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 6,900,000 6,313,723
c
CSL Finance plc , Senior Bond , 144A, 4.25% , 4/27/32 ........ United States 6,500,000 6,404,465
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 7,500,000 6,655,372
37,083,873

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.0%
b,c,d
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 2,492,650 $ —
b,c,d
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 1,098,025 —
—
Building Products 0.4%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 820,000 834,668
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 175,000 178,599
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,600,000 2,670,400
Owens Corning , Senior Bond , 3.875% , 6/01/30 .............
United States 6,500,000 6,373,544
c
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 150,000 156,217
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 300,000 311,392
c
Standard Building Solutions, Inc. , Senior Note , 144A, 6.25% ,
8/01/33 ......................................... United States 825,000 842,026
11,366,846
Capital Markets 2.4%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 9,500,000 9,744,350
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .. United States 15,000,000 13,497,320
Senior Bond, 3.102% to 2/23/32, FRN thereafter, 2/24/33 ... United States 6,500,000 5,965,598
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 9,700,000 9,489,164
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 1,150,000 1,171,201
Morgan Stanley ,
Senior Bond, 1.928% to 4/27/31, FRN thereafter, 4/28/32 ... United States 15,200,000 13,306,038
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ... United States 8,650,000 9,000,952
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 542,000 568,691
c
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 2,500,000 2,579,247
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 305,000 315,832
c
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 700,000 741,974
c
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 6,500,000 6,727,176
73,107,543
Chemicals 0.2%
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 140,000 143,949
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 240,000 244,532
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 4,500,000 4,797,725
5,186,206
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Bond , 5% , 4/01/34 ...........
United States 6,500,000 6,682,975
Communications Equipment 0.5%
Motorola Solutions, Inc. , Senior Bond , 2.75% , 5/24/31 ........
United States 16,800,000 15,410,427
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 11,300,000 10,200,109

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
c
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 3,265,000 $ 3,281,683
Senior Note, 144A, 4.95%, 10/15/32 ................... Ireland 6,200,000 6,121,980
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 4,800,000 4,986,613
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 1,515,000 1,534,127
Senior Note, 4.2%, 10/27/28 ......................... United States 980,000 977,805
27,102,317
Consumer Staples Distribution & Retail 0.4%
Dollar Tree, Inc. ,
Senior Bond, 4.2%, 5/15/28 .......................... United States 8,000,000 7,970,613
Senior Bond, 2.65%, 12/01/31 ........................ United States 3,300,000 2,948,987
10,919,600
Containers & Packaging 0.2%
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 775,000 727,391
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 4,700,000 4,189,846
4,917,237
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 5.125% , 11/15/31 ..........
United States 9,000,000 9,119,476
Diversified Telecommunication Services 1.1%
AT&T, Inc. , Senior Bond , 2.55% , 12/01/33 .................
United States 21,000,000 17,842,220
Verizon Communications, Inc. ,
Senior Bond, 5.05%, 5/09/33 ......................... United States 6,500,000 6,644,541
Senior Note, 2.355%, 3/15/32 ........................ United States 9,000,000 7,872,671
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 560,000 582,151
32,941,583
Electric Utilities 3.4%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 3,265,000 3,273,901
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 1,090,000 1,104,742
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 3,600,000 3,639,596
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .....
United States 700,000 791,226
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ......................... United States 2,900,000 2,680,026
Senior Bond, 4.5%, 8/15/32 .......................... United States 2,000,000 1,991,826
Senior Bond, 5.75%, 9/15/33 ......................... United States 6,500,000 6,909,365
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 1,300,000 1,351,008
c
Enel Finance International NV ,
Senior Bond, 144A, 6.8%, 9/15/37 ..................... Italy 3,000,000 3,385,398
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 1,210,000 1,202,808
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 8,400,000 8,326,543
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 2.44%, 1/15/32 ......................... United States 9,000,000 7,971,131
Senior Note, 5.3%, 3/15/32 .......................... United States 7,370,000 7,691,434

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co. , Senior Secured Bond , 3.25% ,
6/01/31 ......................................... United States 7,300,000 $ 6,745,251
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ..........
United States 10,500,000 10,257,450
Virginia Electric and Power Co. ,
Senior Bond, 5%, 4/01/33 ........................... United States 7,900,000 8,063,099
Senior Bond, 6.35%, 11/30/37 ........................ United States 520,000 577,936
c
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 10,000,000 9,905,669
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 2,000,000 2,226,371
Xcel Energy, Inc. ,
Senior Bond, 4.6%, 6/01/32 .......................... United States 8,200,000 8,148,791
Senior Bond, 5.45%, 8/15/33 ......................... United States 5,500,000 5,705,437
101,949,008
Electronic Equipment, Instruments & Components 0.4%
e
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ............... United States 3,415,000 3,377,952
Flex Ltd. ,
Senior Bond, 4.875%, 5/12/30 ........................ United States 7,500,000 7,597,838
Senior Note, 5.25%, 1/15/32 ......................... United States 900,000 924,960
11,900,750
Energy Equipment & Services 0.1%
c
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 250,000 257,615
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 1,425,000 1,461,185
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 775,000 792,539
2,511,339
Financial Services 1.0%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 6,000,000 6,408,022
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 .......................... United States 1,200,000 1,155,132
Senior Bond, 2.65%, 6/01/30 ......................... United States 9,100,000 8,355,284
Senior Bond, 5.625%, 8/21/33 ........................ United States 6,500,000 6,703,713
c
Freedom Mortgage Holdings LLC ,
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 1,050,000 1,095,769
Senior Note, 144A, 7.875%, 4/01/33 ................... United States 300,000 308,456
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 3,200,000 3,374,080
c
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 1,810,000 1,870,826
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,075,000 1,121,203
30,392,485
Food Products 1.0%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 2,000,000 1,918,060
Senior Note, 3.625%, 1/15/32 ........................ United States 2,500,000 2,337,467
Senior Note, 5.75%, 4/01/33 ......................... United States 6,500,000 6,775,327
c
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 10,630,000 10,914,481
McCormick & Co., Inc. , Senior Bond , 4.95% , 4/15/33 .........
United States 7,000,000 7,114,987
29,060,322
Ground Transportation 0.1%
Burlington Northern Santa Fe LLC , Senior Bond , 6.15% , 5/01/37
United States 3,100,000 3,459,986

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 80,000 $ 82,956
3,542,942
Health Care Equipment & Supplies 0.4%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ......
United States 7,500,000 6,559,199
Boston Scientific Corp. , Senior Bond , 2.65% , 6/01/30 ........
United States 6,000,000 5,634,244
12,193,443
Health Care Providers & Services 2.4%
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 2,500,000 2,232,639
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 6,500,000 6,686,950
CVS Health Corp. ,
Senior Bond, 5.3%, 6/01/33 .......................... United States 5,000,000 5,140,769
Senior Bond, 4.78%, 3/25/38 ......................... United States 3,200,000 3,008,307
Senior Bond, 2.7%, 8/21/40 .......................... United States 2,000,000 1,438,656
Senior Note, 5%, 9/15/32 ........................... United States 2,161,000 2,195,908
c
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 4,900,000 4,736,100
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 1,500,000 1,555,515
Elevance Health, Inc. , Senior Bond , 4.75% , 2/15/33 .........
United States 7,000,000 7,031,432
HCA, Inc. ,
Senior Note, 3.625%, 3/15/32 ........................ United States 9,000,000 8,473,074
Senior Note, 4.6%, 11/15/32 ......................... United States 1,660,000 1,650,182
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 500,000 524,808
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% ,
11/01/49 ........................................ United States 11,270,000 8,067,749
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 4,600,000 4,499,647
Providence St Joseph Health Obligated Group , H , 2.746% ,
10/01/26 ........................................ United States 8,875,000 8,765,271
UnitedHealth Group, Inc. , Senior Note , 5.15% , 7/15/34 .......
United States 6,000,000 6,169,006
72,176,013
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. ,
Senior Bond, 4.75%, 4/15/35 ......................... United States 6,500,000 6,300,068
Senior Bond, 5.25%, 5/15/36 ......................... United States 2,600,000 2,579,373
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 3.5% , 3/15/31 ............................... United States 1,400,000 990,011
9,869,452
Health Care Technology 0.2%
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 4,300,000 4,533,004
Hotel & Resort REITs 0.2%
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 5,900,000 6,074,834
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 555,000 567,193
6,642,027
Hotels, Restaurants & Leisure 0.3%
c
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 1,800,000 1,855,170
c
NCL Corp. Ltd. ,
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 600,000 616,911

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
NCL Corp. Ltd., (continued)
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 430,000 $ 435,179
c
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 275,000 277,413
Royal Caribbean Cruises Ltd. , Senior Bond , 5.375% , 1/15/36 ..
United States 1,255,000 1,264,158
Starbucks Corp. , Senior Bond , 2.55% , 11/15/30 .............
United States 2,500,000 2,308,951
c
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 870,000 884,957
7,642,739
Household Durables 0.3%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 100,000 95,250
Senior Note, 6.625%, 5/15/32 ........................ United States 75,000 70,688
c
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 350,000 359,946
PulteGroup, Inc. , Senior Bond , 6% , 2/15/35 ................
United States 6,500,000 7,008,507
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 2,800,000 2,736,753
10,271,144
Independent Power and Renewable Electricity Producers 0.5%
c
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 880,000 918,880
Constellation Energy Generation LLC ,
Senior Bond, 5.8%, 3/01/33 .......................... United States 4,000,000 4,275,277
Senior Bond, 6.125%, 1/15/34 ........................ United States 8,950,000 9,742,571
c
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 610,000 632,160
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 570,000 584,862
16,153,750
Insurance 2.5%
c
Acrisure LLC / Acrisure Finance, Inc. , Senior Note , 144A, 8.5% ,
6/15/29 ......................................... United States 1,600,000 1,680,878
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 6,500,000 6,738,537
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 2,625,000 2,679,762
c
Athene Global Funding ,
Secured Note, 144A, 5.033%, 7/17/30 .................. United States 4,550,000 4,619,161
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 2,900,000 2,935,453
Brown & Brown, Inc. ,
Senior Bond, 2.375%, 3/15/31 ........................ United States 5,500,000 4,902,801
Senior Bond, 5.55%, 6/23/35 ......................... United States 1,605,000 1,652,976
Senior Note, 5.25%, 6/23/32 ......................... United States 895,000 917,971
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 6,500,000 6,548,198
c
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 3,400,000 3,558,352
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,600,000 2,716,280
c
Five Corners Funding Trust II , Senior Note , 144A, 2.85% , 5/15/30 United States 3,000,000 2,820,959
c
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 6,500,000 6,845,608
c
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ................... United States 10,300,000 10,517,496
Secured Note, 144A, 4.3%, 8/25/29 .................... United States 3,700,000 3,721,109
c
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 6,900,000 7,193,671

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
c
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 4,400,000 $ 4,848,697
74,897,909
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 4.95%, 5/15/33 ......................... United States 1,200,000 1,232,709
Senior Note, 4.6%, 11/15/32 ......................... United States 2,540,000 2,553,513
3,786,222
IT Services 0.0%
†
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 900,000 860,593
Life Sciences Tools & Services 0.1%
Revvity, Inc. , Senior Bond , 2.25% , 9/15/31 ................
United States 1,800,000 1,572,653
Machinery 0.0%
†
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 800,000 819,691
Media 1.8%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 12,500,000 11,214,669
c
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 3,000,000 3,147,726
Comcast Corp. ,
Senior Bond, 1.5%, 2/15/31 .......................... United States 4,000,000 3,458,658
Senior Bond, 4.8%, 5/15/33 .......................... United States 14,700,000 14,771,149
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 2,900,000 2,886,454
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 1,640,000 1,641,102
c
Gray Media, Inc. , Senior Secured Note , 144A, 7.25% , 8/15/33 .. United States 665,000 651,785
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 10,000,000 9,254,518
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 850,000 867,234
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37
United States 5,700,000 5,844,497
53,737,792
Metals & Mining 0.6%
BHP Billiton Finance USA Ltd. , Senior Bond , 5.25% , 9/08/33 ...
Australia 6,500,000 6,773,624
c
Novelis Corp. , Senior Note , 144A, 6.375% , 8/15/33 .......... United States 930,000 943,043
Rio Tinto Finance USA plc , Senior Note , 5% , 3/14/32 .........
Australia 9,700,000 10,006,135
17,722,802
Multi-Utilities 0.6%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36
United States 2,700,000 2,930,699
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ......
United States 4,351,000 4,184,306
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 6,700,000 6,814,771
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 2,725,000 2,811,378
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 .
United States 2,000,000 2,059,748
18,800,902

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 3.9%
c
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............. Norway 5,400,000 $ 5,212,253
Boardwalk Pipelines LP , Senior Bond , 3.4% , 2/15/31 .........
United States 6,275,000 5,891,821
BP Capital Markets America, Inc. , Senior Bond , 4.989% , 4/10/34
United States 2,300,000 2,351,657
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 5,900,000 5,536,287
Cheniere Energy, Inc. ,
Senior Note, 4.625%, 10/15/28 ....................... United States 1,700,000 1,696,713
Senior Note, 5.65%, 4/15/34 ......................... United States 1,700,000 1,758,999
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ......................................... United States 3,000,000 3,005,499
ConocoPhillips Co. , Senior Bond , 5.05% , 9/15/33 ...........
United States 2,500,000 2,578,669
c
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 250,000 236,357
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 665,000 651,058
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 6,255,000 6,601,255
Energy Transfer LP ,
Senior Bond, 5.55%, 5/15/34 ......................... United States 9,500,000 9,758,859
Senior Note, 6.4%, 12/01/30 ......................... United States 4,000,000 4,330,859
c
Senior Note, 144A, 6%, 2/01/29 ...................... United States 2,000,000 2,025,134
Enterprise Products Operating LLC , Senior Bond , 3.125% ,
7/31/29 ......................................... United States 2,000,000 1,934,567
Hess Corp. , Senior Bond , 7.125% , 3/15/33 ................
United States 5,200,000 6,058,973
c
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 5,700,000 5,910,689
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 940,000 966,934
c
Kinetik Holdings LP , Senior Note , 144A, 6.625% , 12/15/28 ..... United States 4,000,000 4,110,932
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 11,300,000 11,385,800
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 5,000,000 5,002,611
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,410,000 1,440,935
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 910,000 774,637
TotalEnergies Capital SA , Senior Bond , 4.724% , 9/10/34 ......
France 3,820,000 3,853,243
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ....
Canada 3,400,000 3,399,672
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 3.25% ,
5/15/30 ......................................... United States 4,500,000 4,297,063
c
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 6,500,000 7,511,658
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 2,000,000 1,850,616
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 500,000 473,994
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 350,000 395,186
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 245,000 259,638
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 350,000 385,139
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 145,000 151,973
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 2,194,000 2,238,780
c
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 500,000 473,654
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .......
United States 3,200,000 3,056,848
117,568,962
Passenger Airlines 0.2%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 6,500,000 6,546,270
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 118,793 118,622
6,664,892

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 6,500,000 $ 6,157,558
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................
United States 6,000,000 6,080,698
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,275,000 1,314,268
13,552,524
Pharmaceuticals 0.9%
c
Bayer US Finance LLC , Senior Note , 144A, 6.375% , 11/21/30 .. Germany 10,000,000 10,682,978
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 800,000 848,938
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 4,100,000 4,150,886
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 ...........
United States 11,800,000 10,301,876
25,984,678
Professional Services 0.0%
†
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 450,000 468,436
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 3,200,000 3,313,164
Semiconductors & Semiconductor Equipment 0.4%
c
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.25%, 1/25/35 ............. United States 9,300,000 9,907,188
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 1,970,000 2,075,429
11,982,617
Software 0.7%
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 6,000,000 5,500,683
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 9,000,000 8,206,356
Senior Note, 4.8%, 9/26/32 .......................... United States 1,125,000 1,113,740
Synopsys, Inc. , Senior Note , 5% , 4/01/32 .................
United States 5,400,000 5,515,082
20,335,861
Specialized REITs 0.7%
American Tower Corp. ,
Senior Bond, 1.875%, 10/15/30 ....................... United States 4,500,000 3,989,660
Senior Bond, 5.35%, 3/15/35 ......................... United States 9,700,000 9,973,877
c
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 6,000,000 6,184,356
c
Millrose Properties, Inc. ,
Senior Note, 144A, 6.375%, 8/01/30 ................... United States 1,125,000 1,140,627
Senior Note, 144A, 6.25%, 9/15/32 .................... United States 375,000 377,126
21,665,646
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 7,400,000 7,479,042
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 422,000 430,004
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 2,245,000 2,287,390
2,717,394
Tobacco 0.4%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 2,250,000 2,223,531

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 8,800,000 $ 9,168,228
11,391,759
Trading Companies & Distributors 0.6%
c
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 5,090,000 5,134,741
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 1,110,000 1,121,579
c
Herc Holdings, Inc. , Senior Note , 144A, 7.25% , 6/15/33 ....... United States 250,000 263,767
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 850,000 882,090
c
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 3,500,000 3,620,466
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 6,300,000 6,592,635
17,615,278
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc. ,
Senior Bond, 5.15%, 4/15/34 ......................... United States 6,500,000 6,640,885
Senior Note, 3.875%, 4/15/30 ........................ United States 12,000,000 11,757,599
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 5,400,000 5,753,586
24,152,070
Total Corporate Bonds (Cost $1,242,299,045) .................................
1,252,557,651
f
Senior Floating Rate Interests 1.5%
g
Aerospace & Defense 0.0%
†
Goat Holdco LLC, First Lien, CME Term Loan, B, 6.715%,
(1-month SOFR + 2.75%), 1/27/32 ..................... United States 238,800 238,999
Signia Aerospace LLC, First Lien, CME Term Loan, 6.918%,
( 1-month SOFR + 2.75%; 3-month SOFR + 2.75%), 12/11/31 . United States 296,859 297,603
TransDigm, Inc., First Lien, CME Term Loan, K, 6.252%, (3-month
SOFR + 2.25%), 3/22/30 ............................ United States 425,000 425,825
962,427
a a a a a a
g
Air Freight & Logistics 0.0%
†
Clue Opco LLC, First Lien, CME Term Loan, B, 8.338%, (3-month
SOFR + 4.5%), 12/19/30 ............................ United States 340,000 331,359
Rand Parent LLC, First Lien, CME Term Loan, B, 7.002%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 704,777 693,032
1,024,391
a a a a a a
g
Automobile Components 0.1%
e
American Axle & Manufacturing, Inc., First Lien, Incremental CME
Term Loan, C, 7.408%, (12-month SOFR + 3.25%), 2/24/32 .. United States 295,398 293,921
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.715%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 469,941 471,997
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.829%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 454,803 448,757
First Brands Group LLC, First Lien, 2021 CME Term Loan, 9.57%,
(3-month SOFR + 5%), 3/30/27 ....................... United States 748,008 249,086
e
First Brands Group LLC, First Lien, Debtor-In-Possession CME
Term Loan, 5.679%, (1-month SOFR + 1.55%), 6/29/26 ..... United States 119,312 126,918
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
13.07%, (3-month SOFR + 8.5%), 3/30/28 ............... United States 296,984 6,979

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Automobile Components (continued)
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan, 7.699%, (3-month SOFR + 3.5%), 2/13/30 ...... United States 124,756 $ 125,303
1,722,961
a a a a a a
Automobiles 0.0%
†
g
American Trailer World Corp., First Lien, CME Term Loan, B,
7.815%, (1-month SOFR + 3.75%), 3/03/28 .............. United States 342,011 304,176
Beverages 0.0%
†
g
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan, 6.252%, (3-month SOFR + 2.25%), 3/31/28 ......... United States 545,725 547,785
Broadline Retail 0.0%
†
g
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.502%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 228,843 230,073
g
Building Products 0.1%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan, 7.163%, (1-month SOFR + 3%), 9/08/32 ... United States 91,875 92,277
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C,
8.532%, (1-month SOFR + 4.5%), 5/15/31 ............... United States 742,500 654,796
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B,
6.449%, (3-month SOFR + 2.25%), 5/31/30 .............. United States 175,106 174,878
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 102,517 102,288
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.215%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 116,028 116,295
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 6.215%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 274,483 275,126
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.977%, (1-month SOFR + 3%), 3/30/29 ............ United States 70,080 70,255
1,485,915
a a a a a a
g
Capital Markets 0.1%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan, 6.163%, (1-month SOFR + 2%), 10/31/31 ...... United States 512,345 514,491
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan, 6.965%, (1-month SOFR + 3%), 4/07/28 ... United States 453,986 456,050
GIH Borrower LLC, First Lien, CME Term Loan, B, 6.502%,
(3-month SOFR + 2.5%), 11/26/31 ..................... United States 175,837 176,790
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.197%, (3-month SOFR + 2%), 12/15/31 ................ United States 528,106 523,847
1,671,178
a a a a a a
g
Chemicals 0.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 6.752%,
(3-month SOFR + 2.75%), 9/09/31 ..................... United States 213,574 213,841
Albaugh LLC, First Lien, Initial CME Term Loan, 7.715%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 523,855 517,745
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan, 8.131%, (1-month SOFR + 4%), 3/15/29 ............ United States 273,059 268,476
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
7.215%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 230,147 198,251
INEOS US Petrochem LLC, First Lien, 2030 Dollar CME Term
Loan, B, 7.815%, (1-month SOFR + 3.75%), 3/14/30 ....... United States 413,652 335,447
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1,
8.315%, (1-month SOFR + 4.25%), 4/02/29 .............. United States 114,828 96,073

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Chemicals (continued)
e
Lummus Technology Holdings V LLC, First Lien, Add-on CME
Term Loan, B, 6.183%, (12-month SOFR + 2.5%), 12/31/29 .. United States 396,127 $ 394,146
Minerals Technologies, Inc., First Lien, CME Term Loan, B,
5.968%, (1-month SOFR + 2%), 11/26/31 ................ United States 413,542 414,575
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.162%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 142,487 142,554
Paint Intermediate III LLC, First Lien, Initial CME Term Loan, B,
7.242%, (3-month SOFR + 3%), 10/09/31 ................ United States 473,434 474,085
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1, 7.197%, (6-month SOFR + 3%), 1/31/29 ............. United States 648,310 651,515
e
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.759%, (12-month SOFR + 2%), 9/17/32 ................ United States 225,090 225,887
3,932,595
a a a a a a
g
Commercial Services & Supplies 0.0%
†
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan, 7.315%, (1-month SOFR +
3.25%), 8/20/32 ................................... United States 95,141 95,634
APi Group DE, Inc., First Lien, 2021 Incremental CME Term Loan,
5.715%, (1-month SOFR + 1.75%), 1/03/29 .............. United States 91,832 92,039
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1, 6.465%, (1-month SOFR + 2.5%), 5/17/28 ....... Ireland 461,599 463,136
Openlane, Inc., First Lien, 2025 Incremental CME Term Loan,
6.588%, (1-month SOFR + 2.5%), 10/01/32 .............. United States 250,000 250,625
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan,
6.715%, (1-month SOFR + 2.75%), 3/26/31 .............. Luxembourg 184,160 185,104
Spin Holdco, Inc., First Lien, Initial CME Term Loan, 8.393%,
(3-month SOFR + 4%), 3/06/28 ....................... United States 74,345 62,410
1,148,948
a a a a a a
g
Construction & Engineering 0.1%
Artera Services LLC, First Lien, CME Term Loan, C, 8.502%,
(3-month SOFR + 4.5%), 2/18/31 ...................... United States 742,462 635,481
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.796%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 344,975 306,165
Radar Bidco SARL, First Lien, CME Term Loan, B3, 7.185%,
(3-month SOFR + 3.25%), 4/04/31 ..................... Luxembourg 187,767 189,410
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan,
6.265%, (1-month SOFR + 2.25%), 1/24/31 .............. United States 331,900 332,773
1,463,829
a a a a a a
Consumer Finance 0.0%
†
g
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1, 6.913%, (1-month SOFR + 2.75%), 11/17/31 ..... United States 447,146 448,114
g
Containers & Packaging 0.1%
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan, 6.798%, (1-month SOFR + 2.75%), 11/29/30 .... United States 114,860 115,410
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 7.215%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 579,827 579,216
b
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B,
13.991%, (1-month SOFR + 10%), 11/27/25 .............. Luxembourg 40,883 36,452
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.044%, (6-month SOFR + 4.75%), 2/12/26 ....... Luxembourg 401,313 177,332

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.838%, (3-month SOFR + 3%), 9/30/32 ......... United States 309,100 $ 308,970
1,217,380
a a a a a a
g
Distributors 0.0%
†
Core & Main LP, First Lien, CME Term Loan, D, 5.991%, (1-month
SOFR + 2%), 7/27/28 ............................... United States 327,447 328,060
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.002%, (3-month SOFR + 4%), 11/30/30 ........... United States 438,516 422,311
750,371
a a a a a a
g
Electrical Equipment 0.0%
†
Indicor LLC, First Lien, Dollar CME Term Loan, D, 6.752%,
(3-month SOFR + 2.75%), 11/22/29 .................... United States 444,148 446,049
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.485%, (3-month SOFR + 2.5%), 9/13/32 ............... United States 182,646 183,673
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.384%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 106,069 106,434
736,156
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
e,g
Spectris plc, First Lien, CME Term Loan, 6.844%, (12-month
SOFR + 2.75%), 9/24/32 ............................ United Kingdom 35,608 35,742
Energy Equipment & Services 0.0%
†
g
Star Holding LLC, First Lien, CME Term Loan, B, 8.465%,
(1-month SOFR + 4.5%), 7/18/31 ...................... United States 342,500 332,377
g
Entertainment 0.0%
†
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.879%, (1-month SOFR + 2.75%), 3/01/28 .............. France 137,787 138,705
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.829%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 440,400 431,513
570,218
a a a a a a
g
Financial Services 0.0%
†
Priority Holdings LLC, First Lien, CME Term Loan, B, 7.715%,
(1-month SOFR + 3.75%), 7/30/32 ..................... United States 390,615 391,299
e
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B,
6.288%, (6-month SOFR + 2.5%), 10/01/32 .............. Luxembourg 182,749 182,634
573,933
a a a a a a
g
Food Products 0.0%
†
Aspire Bakeries Holdings LLC, First Lien, Second Amendment
CME Term Loan, 7.468%, (1-month SOFR + 3.5%), 12/23/30 . United States 197,038 198,517
e
Chobani LLC, First Lien, CME Term Loan, B, 5.933%, (12-month
SOFR + 2.25%), 10/22/32 ........................... United States 245,377 246,221
Froneri International Ltd., First Lien, CME Term Loan, B4,
6.197%, (6-month SOFR + 2%), 9/30/31 ................ United Kingdom 321,670 319,796
764,534
a a a a a a
g
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan, 7.215%, (3-month SOFR + 3%), 5/21/31 ....... United Kingdom 63,184 63,658
First Student Bidco, Inc., First Lien, 11th Amendment Repricing
CME Term Loan, 6.711%, (3-month SOFR + 2.5%), 8/15/30 .. United States 409,298 410,373

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Ground Transportation (continued)
First Student Bidco, Inc., First Lien, CME Term Loan, C, 6.711%,
(1-month SOFR + 2.5%), 8/15/30 ...................... United States 125,490 $ 125,788
e
Hertz Corp. (The), First Lien, Initial CME Term Loan, B, 7.579%,
(1-month SOFR + 3.5%), 6/30/28 ...................... United States 187,997 156,441
e
Hertz Corp. (The), First Lien, Initial CME Term Loan, C, 7.579%,
(1-month SOFR + 3.5%), 6/30/28 ...................... United States 37,003 30,792
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 7.215%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 92,268 90,930
h
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 5.763%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 71,742 20,550
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan, 8.002%, (3-month SOFR + 4%), 7/26/28 ............ United States 267,224 267,073
1,165,605
a a a a a a
Health Care Equipment & Supplies 0.0%
†
g
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.215%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 508,573 512,387
g
Health Care Providers & Services 0.1%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan, 8.298%, (1-month SOFR + 4.25%), 2/11/28 ......... United States 179,060 178,803
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan, 8.09%, (3-month SOFR + 4.25%), 3/26/29 ...... United States 311,695 295,200
Medical Solutions Holdings, Inc., First Lien, CME Term Loan,
7.44%, (3-month SOFR + 3.5%), 11/01/28 ............... United States 184,682 59,098
Pacific Dental Services, Inc., First Lien, CME Term Loan, 6.537%,
(1-month SOFR + 2.5%), 3/17/31 ...................... United States 207,016 207,670
e
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.553%,
(12-month SOFR + 4.5%), 4/16/32 ..................... United States 225,000 201,375
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.465%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 246,880 247,909
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.465%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 16,669 16,732
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan,
8.499%, (1-month SOFR + 4.25%), 10/02/28 ............. United States 453,647 454,663
1,661,450
a a a a a a
Health Care Technology 0.0%
†
e,g
Cotiviti, Inc., First Lien, New CME Term Loan, B, 6.884%,
(1-month SOFR + 2.75%), 5/01/31 ..................... United States 311,713 301,063
g
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.715%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 342,481 341,963
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.215%, (1-month SOFR + 2.25%), 2/06/30 ... United States 215,040 213,987
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B, 7.25%, (1-month SOFR + 3.25%), 6/29/29 ........ United States 342,740 315,866
Entain Holdings Gibraltar Ltd., First Lien, CME Term Loan, B,
6.252%, (3-month SOFR + 2.25%), 10/31/29 ............. United Kingdom 472,355 473,132
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.752%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 531,880 530,417
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
7.715%, (1-month SOFR + 3.75%), 1/28/32 .............. United States 640,638 643,892
Golden State Foods LLC, First Lien, Initial CME Term Loan,
8.002%, (3-month SOFR + 4%), 12/04/31 ................ United States 151,021 151,781
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.753%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 605,364 603,472

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29 ... United States 451,036 $ 446,300
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B, 6.465%, (1-month SOFR + 2.5%), 8/03/28 ........ United States 126,367 126,790
3,847,600
a a a a a a
g
Household Durables 0.0%
†
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B, 7.129%, (1-month SOFR + 3%), 7/31/28 .......... United States 164,761 165,307
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.252%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 482,340 484,276
649,583
a a a a a a
Household Products 0.0%
†
e,g
Lavender Dutch BorrowerCo BV, First Lien, CME Term Loan, B,
7.009%, (12-month SOFR + 3.25%), 9/27/32 ............. Netherlands 204,255 204,638
g
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan, 6.163%, (1-month SOFR + 2%), 7/19/30 ... United States 340,000 340,692
Calpine Corp., First Lien, 2024 CME Term Loan, 5.715%,
(1-month SOFR + 1.75%), 1/31/31 ..................... United States 537,300 537,448
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 6.733%, (3-month SOFR + 2.5%), 12/11/31 ... United States 133,520 133,896
1,012,036
a a a a a a
g
Insurance 0.1%
Acrisure LLC, First Lien, CME Term Loan, B6, 7.163%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 478,071 478,370
Asurion LLC, First Lien, New CME Term Loan, B10, 8.065%,
(1-month SOFR + 4%), 8/21/28 ....................... United States 68,418 68,589
Asurion LLC, First Lien, New CME Term Loan, B11, 8.327%,
(1-month SOFR + 4.25%), 8/21/28 ..................... United States 335,793 337,319
Asurion LLC, Second Lien, New CME Term Loan, B4, 9.329%,
(1-month SOFR + 5.25%), 1/19/29 ..................... United States 113,780 108,794
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B, 6.715%, (1-month SOFR + 2.75%), 6/16/31 ....... United States 341,413 342,595
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan, 6.465%, (1-month SOFR + 2.5%), 7/31/31 .. United States 309,694 309,975
1,645,642
a a a a a a
g
IT Services 0.1%
Kaseya, Inc., First Lien, Initial CME Term Loan, 7.215%, (1-month
SOFR + 3.25%), 3/22/32 ............................ United States 746,250 747,104
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
8.252%, (3-month SOFR + 4.25%), 5/03/28 .............. United States 466,827 425,749
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
8.215%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 315,969 255,461
1,428,314
a a a a a a
g
Machinery 0.0%
†
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.634%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 319,361 318,762

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Machinery (continued)
Tiger Acquisition LLC, First Lien, Refinancing Initial CME Term
Loan, 6.502%, (1-month SOFR + 2.5%), 8/23/32 .......... United States 103,906 $ 104,361
423,123
a a a a a a
g
Media 0.0%
†
e
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1, 8.446%, (3-month SOFR + 4.25%), 10/28/27 .......... United States 299,096 264,679
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan, 7.631%, (1-month SOFR + 3.5%; 3-month SOFR +
3.5%), 3/24/31 .................................... United States 146,939 145,240
409,919
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5, 5.965%, (1-month SOFR + 2%), 1/02/30 ............. United States 248,128 248,128
g
Oil, Gas & Consumable Fuels 0.1%
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.565%,
(1-month SOFR + 3.5%), 11/09/29 ..................... United States 448,846 448,916
EPIC Crude Services LP, First Lien, CME Term Loan, 6.34%,
(3-month SOFR + 2.5%), 10/15/31 ..................... United States 312,395 314,264
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan, 6.227%, (1-month SOFR + 2.25%), 10/05/28 United States 491,288 493,101
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.465%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 374,505 376,924
1,633,205
a a a a a a
g
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 84,400 84,592
Air Canada, First Lien, CME Term Loan, 5.965%, (1-month SOFR
+ 2%), 3/21/31 .................................... Canada 87,611 87,928
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan,
5.634%, (3-month SOFR + 1.75%), 10/15/31 ............. United States 552,550 555,313
United Airlines, Inc., First Lien, CME Term Loan, B, 6.196%,
(3-month SOFR + 2%), 2/24/31 ....................... United States 185,487 186,232
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.252%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 531,900 534,395
1,448,460
a a a a a a
Pharmaceuticals 0.0%
†
e,g
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.365%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 250,000 250,123
g
Professional Services 0.0%
†
CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.579%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 454,991 455,674
Maximus, Inc., First Lien, CME Term Loan, B, 5.965%, (1-month
SOFR + 2%), 5/30/31 ............................... United States 201,378 202,302
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan, 7.794%, (6-month SOFR + 3.75%), 7/18/31 ......... United States 118,467 109,434
767,410
a a a a a a
Real Estate Management & Development 0.0%
†
g
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan, 6.715%, (1-month SOFR + 2.75%), 1/31/30 ..... United States 457,650 459,558

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Semiconductors & Semiconductor Equipment 0.0%
†
e,g
Altar Bidco, Inc., First Lien, CME Term Loan, 6.783%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 498,711 $ 492,228
g
Software 0.1%
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.465%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 430,958 433,652
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 7.252%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 762,300 630,018
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan, 7.829%,
(1-month SOFR + 3.75%), 12/09/31 .................... United States 504,354 504,984
ConnectWise LLC, First Lien, Initial CME Term Loan, 7.763%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 201,923 202,463
e
Dawn Bidco LLC, First Lien, CME Term Loan, 6.759%, (12-month
SOFR + 3%), 10/07/32 .............................. United States 458,333 457,350
KnowBe4, Inc., First Lien, CME Term Loan, 7.59%, (3-month
SOFR + 3.75%), 7/23/32 ............................ United States 281,250 281,250
McAfee Corp., First Lien, CME Term Loan, B1, 6.965%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 328,666 312,917
Ping Identity Holding Corp., First Lien, CME Term Loan, 6.433%,
(12-month SOFR + 2.75%), 11/05/32 ................... United States 106,635 106,835
Project Alpha Intermediate Holding, Inc., First Lien, Second
Amendment Refinancing CME Term Loan, 7.252%, (3-month
SOFR + 3.25%), 10/28/30 ........................... United States 280,451 280,851
3,210,320
a a a a a a
g
Specialty Retail 0.1%
AIP RD Buyer Corp., First Lien, CME Term Loan, 7.465%,
(1-month SOFR + 3.5%), 12/23/30 ..................... United States 492,027 493,489
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 7.026%,
(3-month SOFR + 3%), 9/17/32 ....................... United States 121,063 121,320
h
GNC Holdings, Inc., Second Lien, CME Term Loan, PIK,
10.263%, (1-month SOFR + 6%), 10/07/26 ............... United States 872,802 610,961
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
7.215%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 127,429 127,588
RealTruck Group, Inc., First Lien, Initial CME Term Loan, 8.028%,
(1-month SOFR + 3.75%), 1/31/28 ..................... United States 672,775 592,883
Specialty Building Products Holdings LLC, First Lien, Initial CME
Term Loan, 7.815%, (1-month SOFR + 3.75%), 10/16/28 .... United States 342,308 329,160
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.215%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 336,377 337,583
2,612,984
a a a a a a
g
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 350,735 314,346
Hanesbrands, Inc., First Lien, CME Term Loan, B, 6.715%,
(1-month SOFR + 2.75%), 3/08/32 ..................... United States 563,059 565,874
880,220
a a a a a a
Water Utilities 0.0%
†
g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.884%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 124,304 124,848
Total Senior Floating Rate Interests (Cost $47,254,795) ........................
45,311,947

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Marketplace Loans 0.1%
b
Financial Services 0.1%
a a a a a a
Total Marketplace Loans (Cost $9,883,545) ...................................
$ 3,992,684
Foreign Government and Agency Securities 1.9%
c
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 940,000 983,368
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 1,310,000 EUR 1,414,337
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 2,190,000 2,105,466
Senior Bond, 6%, 10/20/33 ........................... Brazil 580,000 594,500
c
Bulgaria Government Bond , Senior Note , Reg S, 3.625% , 9/05/32 Bulgaria 1,030,000 EUR 1,230,360
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 870,000 923,244
Senior Note, 4.85%, 1/22/29 ......................... Chile 890,000 911,271
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 1,800,000 1,583,280
Senior Bond, 8%, 11/14/35 ........................... Colombia 800,000 874,000
c
Comision Federal de Electricidad , Senior Bond , Reg S, 3.348% ,
2/09/31 ......................................... Mexico 1,560,000 1,408,445
c
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75% ,
1/15/31 ......................................... Chile 1,160,000 1,114,363
c
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 1,200,000 1,281,780
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 1,190,000 1,208,802
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 900,000 915,435
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 650,000 583,486
c
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 2,100,000 2,168,858
c
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 2,320,000 2,570,850
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,480,000 1,514,546
c
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 2,270,000 2,280,606
c
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 1,720,000 1,677,240
c
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 1,600,000 1,583,410
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 1,590,000 1,425,117
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 1,650,000 1,830,675
c
Paraguay Government Bond , Senior Bond , Reg S, 4.95% ,
4/28/31 ......................................... Paraguay 2,460,000 2,500,246
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 3,350,000 3,104,780
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 770,000 769,821
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 1,870,000 1,993,333
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,410,000 1,375,075
c
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 1,300,000 EUR 1,478,101
Senior Note, Reg S, 3%, 2/27/27 ...................... Romania 1,900,000 1,866,219
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 1,190,000 1,204,843
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 1,270,000 1,310,250
c
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 1,250,000 1,263,718
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 1,810,000 1,812,472

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Uruguay Government Bond , Senior Bond , 4.375% , 1/23/31 ....
Uruguay 3,340,000 $ 3,382,084
c
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 1,120,000 1,216,834
Total Foreign Government and Agency Securities (Cost $54,055,862) ............
55,461,215
U.S. Government and Agency Securities 16.5%
FFCB , 2.1%, 2/25/36 .................................
United States 9,300,000 7,480,619
U.S. Treasury Bonds ,
1.125%, 5/15/40 .................................. United States 18,400,000 11,843,563
1.75%, 8/15/41 ................................... United States 35,800,000 24,529,992
3.875%, 2/15/43 .................................. United States 5,100,000 4,669,787
2.5%, 5/15/46 .................................... United States 14,300,000 10,170,316
2.25%, 8/15/46 ................................... United States 39,300,000 26,532,106
2.75%, 8/15/47 ................................... United States 10,600,000 7,771,539
2.75%, 11/15/47 .................................. United States 16,140,000 11,803,005
3.125%, 5/15/48 .................................. United States 30,400,000 23,696,563
2.875%, 5/15/49 .................................. United States 51,215,000 37,757,058
j
2.25%, 8/15/49 ................................... United States 77,980,000 50,382,391
1.25%, 5/15/50 ................................... United States 54,335,000 27,017,866
1.875%, 11/15/51 ................................. United States 88,390,000 50,618,812
3.625%, 5/15/53 .................................. United States 27,300,000 22,776,838
4.25%, 8/15/54 ................................... United States 6,470,000 6,034,791
4.75%, 8/15/55 ................................... United States 18,050,000 18,298,188
U.S. Treasury Notes ,
2.75%, 4/30/27 ................................... United States 33,300,000 32,877,246
3.25%, 6/30/27 ................................... United States 4,100,000 4,076,057
3.875%, 11/30/27 ................................. United States 77,600,000 78,038,016
2.875%, 5/15/28 .................................. United States 8,600,000 8,452,355
4.5%, 5/31/29 .................................... United States 28,300,000 29,113,072
4.25%, 8/15/35 ................................... United States 5,000,000 5,062,891
Total U.S. Government and Agency Securities (Cost $547,713,546) ..............
499,003,071
Asset-Backed Securities 11.5%
Financial Services 11.5%
c,g
AGL CLO 14 Ltd. , 2021-14A , AR , 144A, FRN , 5% , ( 3-month
SOFR + 1.13% ), 12/02/34 . ........................... United States 7,900,000 7,907,793
c,g
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.983% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,796,660 1,809,780
c,g
Ares LXV CLO Ltd. , 2022-65A , A1R , 144A, FRN , 4.978% ,
( 3-month SOFR + 1.12% ), 7/25/34 . .................... United States 14,850,000 14,850,000
c
BRAVO Residential Funding Trust ,
2024-CES1, A1A, 144A, 6.377%, 4/25/54 ................ United States 2,781,795 2,819,672
g
2025-HE1, A1, 144A, FRN, 5.533%, ( 30-day SOFR Average +
1.35%), 9/25/72 ................................... United States 3,788,000 3,790,832
c,g
Buckhorn Park CLO Ltd. , 2019-1A , ARR , 144A, FRN , 4.954% ,
( 3-month SOFR + 1.07% ), 7/18/34 . .................... United States 4,120,000 4,123,295
c,g
Carlyle Global Market Strategies CLO Ltd. ,
2015-4A, A1R3, 144A, FRN, 4.804%, (3-month SOFR +
0.92%), 7/20/32 ................................... United States 6,031,369 6,036,939
2016-1A, A1R3, 144A, FRN, 4.974%, (3-month SOFR +
1.09%), 4/20/34 ................................... United States 7,750,000 7,756,331
c,g
CIFC Funding Ltd. ,
2022-2A, A1R, 144A, FRN, 4.854%, (3-month SOFR + 0.97%),
4/19/35 ......................................... United States 23,690,000 23,692,961
2024-2A, A1, 144A, FRN, 5.377%, (3-month SOFR + 1.52%),
4/22/37 ......................................... United States 7,200,000 7,235,095

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 1,474,000 $ 1,482,082
2025-1A, A1, 144A, 5.316%, 5/25/50 ................... United States 1,582,000 1,607,963
e
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 6,539,000 6,561,514
c,k
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-52, PT, 144A, FRN, 16.268%, 1/15/45 .............. United States 5,309 2,639
2020-2, PT, 144A, FRN, 16.26%, 3/15/45 ................ United States 2,932 2,559
2020-7, PT, 144A, FRN, 16.119%, 4/17/45 ............... United States 1,737 1,428
g
CWABS, Inc. Asset-Backed Certificates Trust , 2004-1 , M1 , FRN ,
4.856% , ( 1-month SOFR + 0.864% ), 3/25/34 . ............. United States 114,636 117,687
c,g
Dryden 68 CLO Ltd. , 2019-68A , ARR , 144A, FRN , 5.005% ,
( 3-month SOFR + 1.1% ), 7/15/35 . ..................... United States 10,600,000 10,610,524
c,g
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 4.804% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 718,739 719,522
c
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 2,297,994 2,303,010
k
2025-HE4, A, 144A, FRN, 5.408%, 7/25/55 .............. United States 1,057,832 1,063,879
k
2025-HE5, A, 144A, FRN, 5.285%, 8/25/55 .............. United States 1,909,102 1,918,412
c
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . . United States 9,506,671 9,487,449
c,g
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.964% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 15,590,000 15,601,731
c
GS Mortgage-Backed Securities Trust ,
2025-CES2, A1, 144A, 5.18%, 9/25/55 .................. United States 2,658,274 2,661,723
g
2025-HE1, A1, 144A, FRN, 5.733%, (30-day SOFR Average +
1.55%), 10/25/55 .................................. United States 2,917,854 2,928,109
c
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................... United States 15,225,275 14,829,707
2021-3, B, 144A, 2.649%, 1/17/41 ..................... United States 5,705,549 5,356,350
c,g
Invesco CLO Ltd. , 2021-2A , AR , 144A, FRN , 5.005% , ( 3-month
SOFR + 1.1% ), 7/15/34 . ............................. United States 14,850,000 14,853,712
c
J.P. Morgan Mortgage Trust ,
g
2023-HE2, A1, 144A, FRN, 5.884%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 913,229 917,364
k
2025-CES2, A1, 144A, FRN, 5.592%, 6/25/55 ............ United States 2,607,269 2,626,171
c,g
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.655% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 2,800,000 2,809,355
c,g
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.225% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 7,024,000 7,054,807
c,g
LCM 34 Ltd. , 34A , A1R , 144A, FRN , 5.064% , ( 3-month SOFR +
1.18% ), 10/20/34 . ................................. United States 12,500,000 12,503,125
c,g
Madison Park Funding XLV Ltd. , 2020-45A , ARR , 144A, FRN ,
4.985% , ( 3-month SOFR + 1.08% ), 7/15/34 . .............. United States 11,500,000 11,509,035
c,g
Marble Point CLO XV Ltd. , 2019-1A , A1R2 , 144A, FRN , 4.9% ,
( 3-month SOFR + 1.04% ), 7/23/32 . .................... United States 2,558,177 2,560,583
c,g
Neuberger Berman Loan Advisers CLO 48 Ltd. , 2022-48A , A1R ,
144A, FRN , 4.948% , ( 3-month SOFR + 1.09% ), 4/25/36 . .... United States 14,850,000 14,860,188
c,g
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR ,
144A, FRN , 5.11% , ( 3-month SOFR + 1.25% ), 7/23/36 . ..... Jersey 2,525,000 2,526,257
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 19,400,000 16,429,286
c,g
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 3,145,000 3,151,239
c,g
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 5.136%, (3-month SOFR + 1.232%),
4/15/31 ......................................... United States 3,040,899 3,042,454
2018-1A, A2, 144A, FRN, 5.366%, (3-month SOFR + 1.462%),
4/15/31 ......................................... United States 8,500,000 8,505,547

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c,g
Octagon Investment Partners 45 Ltd. , 2019-1A , A1RR , 144A,
FRN , 5.055% , ( 3-month SOFR + 1.15% ), 4/15/35 . ......... United States 9,975,000 $ 9,983,479
c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 1,551,000 1,556,391
c,g
Sound Point CLO XXII Ltd. , 2019-1A , ARR , 144A, FRN , 4.914% ,
( 3-month SOFR + 1.03% ), 1/20/32 . .................... United States 3,614,919 3,618,690
c,g
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 4,490,465 4,492,951
c,g
THL Credit Wind River CLO Ltd. , 2019-3A , AR2 , 144A, FRN ,
4.965% , ( 3-month SOFR + 1.06% ), 4/15/31 . .............. United States 1,225,359 1,225,359
c,g
Towd Point Mortgage Trust , 2025-HE2 , A1A , 144A, FRN , 5.533% ,
( 30-day SOFR Average + 1.35% ), 9/25/65 . ............... United States 5,133,573 5,142,720
c
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 4,495,946 4,495,083
c,g
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 5,450,000 5,455,705
c,g
Venture 45 CLO Ltd. , 2022-45A , A1R , 144A, FRN , 5.154% ,
( 3-month SOFR + 1.27% ), 7/20/35 . .................... Jersey 12,000,000 12,016,020
c,g
Voya CLO Ltd. ,
2018-2A, A2, 144A, FRN, 5.416%, (3-month SOFR + 1.512%),
7/15/31 ......................................... United States 1,500,000 1,501,228
2020-1A, ARR, 144A, FRN, 4.974%, (3-month SOFR + 1.08%),
7/16/34 ......................................... United States 15,000,000 15,011,912
c,g
Wellfleet CLO Ltd. , 2021-3A , AR , 144A, FRN , 5.105% , ( 3-month
SOFR + 1.2% ), 1/15/35 . ............................. United States 12,000,000 12,014,623
c,g
Zais CLO 18 Ltd. , 2022-18A , A1R , 144A, FRN , 5.178% , ( 3-month
SOFR + 1.32% ), 10/25/37 . ........................... United States 10,500,000 10,502,625
347,644,895
a a a a a a
Ground Transportation 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 . ......................................... United States 6,886 6,962
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 343,688 343,767
Total Asset-Backed Securities (Cost $350,946,819) ............................
347,995,624
Commercial Mortgage-Backed Securities 3.3%
Financial Services 3.3%
BANK , 2019-BN18 , A2 , 3.474% , 5/15/62 ..................
United States 2,300,000 2,243,686
k
BANK5 Trust , 2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ...... United States 2,797,000 2,890,610
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 2,796,613 2,756,878
BBCMS Mortgage Trust ,
k,l
2024-5C31, XA, IO, FRN, 1.061%, 12/15/57 .............. United States 31,885,389 1,219,505
k,l
2025-5C33, XA, IO, FRN, 0.818%, 3/15/58 ............... United States 55,690,559 1,719,958
2025-5C37, AS, 5.382%, 9/15/58 ...................... United States 4,532,000 4,633,723
Benchmark Mortgage Trust ,
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 4,166,725 4,018,036
2020-B17, A2, 2.211%, 3/15/53 ....................... United States 4,702,207 4,448,709
k,l
2025-V13, XA, IO, FRN, 0.914%, 2/15/58 ................ United States 47,837,000 1,506,138
k,l
2025-V14, XA, IO, FRN, 0.768%, 4/15/57 ................ United States 85,823,013 2,568,219
c,g
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN ,
5.097% , ( 1-month SOFR + 1.064% ), 9/15/36 ............. United States 9,533,269 9,529,681
c,g
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 5.045% , ( 1-month
SOFR + 1.013% ), 10/15/36 .......................... United States 9,220,000 9,196,406

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,g
BX Trust , 2022-IND , A , 144A, FRN , 5.523% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 7,446,701 $ 7,455,345
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 3,055,000 3,026,252
Citigroup Commercial Mortgage Trust ,
2016-P4, A2, 2.45%, 7/10/49 ......................... United States 1,954,820 1,943,711
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 1,892,638 1,816,508
CSAIL Commercial Mortgage Trust ,
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 79,588 79,410
2017-CX10, A3, 3.398%, 11/15/50 ..................... United States 1,883,200 1,879,865
c,e,k
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.59% , 11/10/42 ................................... United States 4,581,000 4,586,726
GS Mortgage Securities Trust ,
2016-GS2, A4, 3.05%, 5/10/49 ........................ United States 1,352,000 1,344,688
2019-GC42, A2, 2.933%, 9/10/52 ...................... United States 3,648,142 3,551,338
JPMBB Commercial Mortgage Securities Trust , 2016-C1 , A5 ,
3.576% , 3/17/49 ................................... United States 4,544,765 4,532,396
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27, AS, 4.068%, 12/15/47 ...................... United States 1,416,144 1,407,617
k,l
2025-5C1, XA, IO, FRN, 1.156%, 3/15/58 ................ United States 46,553,467 2,057,970
e
2025-5C2, AS, 5.384%, 11/15/30 ...................... United States 1,923,000 1,974,734
Morgan Stanley Capital I Trust ,
2016-BNK2, A4, 3.049%, 11/15/49 ..................... United States 2,266,000 2,212,755
k,l
2021-L5, XA, IO, FRN, 1.262%, 5/15/54 ................. United States 40,526,383 1,800,052
c,g
SCG Commercial Mortgage Trust , 2025-FLWR , A , 144A, FRN ,
5.282% , ( 1-month SOFR + 1.25% ), 8/15/42 .............. United States 3,500,000 3,505,656
c,g
SHRN Trust , 2025-MF18 , A , 144A, FRN , 5.3% , ( 1-month SOFR +
1.2% ), 10/15/40 ................................... United States 4,562,000 4,567,926
Wells Fargo Commercial Mortgage Trust ,
k
2016-C32, B, FRN, 4.682%, 1/15/59 ................... United States 2,300,000 2,261,784
2016-LC24, AS, 3.367%, 10/15/49 ..................... United States 3,440,000 3,370,540
100,106,822
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $99,842,651) ..............
100,106,822
Mortgage-Backed Securities 27.9%
m
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.215%, (COFI 11th District +/- MBS Margin), 11/01/27 United States 113,958 112,843
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.7%
FHLMC Gold Pool, 30 Year, 4.5%, 3/01/39 ................ United States 386,805 390,671
FHLMC Gold Pool, 30 Year, 5%, 8/01/33 - 2/01/39 ........... United States 2,494,388 2,566,126
FHLMC Gold Pool, 30 Year, 5.5%, 1/01/35 - 12/01/37 ........ United States 252,807 262,610
FHLMC Gold Pool, 30 Year, 6%, 5/01/33 - 4/01/38 ........... United States 286,115 301,669
FHLMC Gold Pool, 30 Year, 6.5%, 4/01/26 - 3/01/39 ......... United States 208,139 218,923
FHLMC Gold Pool, 30 Year, 7%, 1/01/28 - 7/01/32 ........... United States 11,355 11,886
FHLMC Gold Pool, 30 Year, 7.5%, 3/01/32 ................ United States 4,264 4,479
FHLMC Gold Pool, 30 Year, 8%, 2/01/30 .................. United States 2,225 2,311
FHLMC Gold Pool, 30 Year, 8.5%, 8/01/30 ................ United States 474 498
FHLMC Pool, 15 Year, 2%, 4/01/37 - 8/01/37 ............... United States 7,698,121 7,090,776
FHLMC Pool, 15 Year, 2.5%, 5/01/37 ..................... United States 2,985,647 2,809,892
FHLMC Pool, 15 Year, 3%, 4/01/37 - 9/01/37 ............... United States 3,118,884 2,990,129
FHLMC Pool, 15 Year, 4%, 12/01/39 ..................... United States 2,966,356 2,921,615
FHLMC Pool, 30 Year, 2%, 3/01/51 ...................... United States 44,655,846 36,621,636
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................... United States 35,700,673 29,121,881
FHLMC Pool, 30 Year, 2%, 4/01/52 ...................... United States 50,503,426 41,211,206

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 2%, 5/01/51 ...................... United States 3,796,685 $ 3,083,054
FHLMC Pool, 30 Year, 2.5%, 10/01/51 .................... United States 32,314,329 27,554,222
FHLMC Pool, 30 Year, 2.5%, 5/01/52 ..................... United States 25,157,471 21,386,968
FHLMC Pool, 30 Year, 2.5%, 7/01/52 ..................... United States 3,606,433 3,065,630
FHLMC Pool, 30 Year, 3%, 2/01/52 ...................... United States 55,513,632 49,433,415
FHLMC Pool, 30 Year, 3%, 3/01/52 ...................... United States 987,862 877,605
FHLMC Pool, 30 Year, 3.5%, 12/01/52 .................... United States 5,880,713 5,444,626
FHLMC Pool, 30 Year, 4%, 8/01/52 ...................... United States 32,388,070 30,896,157
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ..................... United States 24,347,580 23,749,036
FHLMC Pool, 30 Year, 5.5%, 10/01/55 .................... United States 589,548 595,892
292,612,913
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 4.219% - 4.905%, (COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................. United States 564,762 556,878
FNMA, 5.991%, (6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 10/01/32 ................... United States 29,949 30,210
FNMA, 6.294% - 6.31%, (1-year CMT T-Note +/- MBS Margin),
12/01/34 - 10/01/36 ................................ United States 32,644 33,502
FNMA, 6.22% - 6.659%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 2/01/34 - 3/01/37 ........ United States 191,830 195,190
815,780
Federal National Mortgage Association (FNMA) Fixed Rate 11.2%
FNMA, 15 Year, 2%, 4/01/37 ........................... United States 343,206 316,129
FNMA, 15 Year, 3%, 9/01/37 - 10/01/37 ................... United States 3,930,263 3,767,978
FNMA, 15 Year, 3.5%, 12/01/39 ......................... United States 490,267 475,156
FNMA, 30 Year, 2.5%, 4/01/52 ......................... United States 12,973,294 11,081,221
FNMA, 30 Year, 3.5%, 12/01/52 ......................... United States 29,917,107 27,607,908
FNMA, 30 Year, 4.5%, 9/01/55 ......................... United States 363,306 354,287
FNMA, 30 Year, 5%, 6/01/36 - 10/01/55 ................... United States 3,849,259 3,847,509
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/55 .................. United States 20,118,782 20,407,911
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 .................... United States 1,967,417 2,073,629
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................. United States 48,497 50,652
FNMA, 30 Year, 7.5%, 1/01/30 ......................... United States 1,704 1,762
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................. United States 9,887 10,246
n
Uniform Mortgage-Backed Securities, 1.5%, TBA, 11/25/40 .... United States 14,000,000 12,546,165
n
Uniform Mortgage-Backed Securities, 2%, TBA, 11/25/40 ..... United States 19,000,000 17,493,031
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 11/25/40 .... United States 6,000,000 5,645,959
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 11/25/55 .... United States 27,280,000 23,165,602
n
Uniform Mortgage-Backed Securities, 4.5%, TBA, 11/25/40 -
11/25/55 ........................................ United States 2,000,000 1,973,175
n
Uniform Mortgage-Backed Securities, 5%, TBA, 11/25/40 ..... United States 3,000,000 3,029,626
n
Uniform Mortgage-Backed Securities, 5%, TBA, 11/25/55 ..... United States 30,190,000 30,042,714
n
Uniform Mortgage-Backed Securities, 5.5%, TBA, 11/25/55 .... United States 45,850,000 46,329,266
n
Uniform Mortgage-Backed Securities, 6%, TBA, 11/25/55 ..... United States 70,090,000 71,681,970
n
Uniform Mortgage-Backed Securities, 6.5%, TBA, 11/25/55 .... United States 54,000,000 55,924,613
337,826,509
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 4.75% - 4.75%, (1-year CMT T-Note +/- MBS Margin),
10/20/26 - 10/20/26 ................................ United States 1,230 1,230
1,230
Government National Mortgage Association (GNMA) Fixed Rate 7.0%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................. United States 3,952 4,126
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ............... United States 40,179 42,173

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ...... United States 5,747 $ 5,955
GNMA I, Single-family, 30 Year, 7%, 4/15/28 ............... United States 1,254 1,262
GNMA II, Single-family, 30 Year, 2%, 7/20/52 ............... United States 7,451,527 6,212,677
n
GNMA II, Single-family, 30 Year, 2%, 11/15/55 .............. United States 20,940,000 17,422,027
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 - 7/20/52 ...... United States 27,722,723 24,036,943
n
GNMA II, Single-family, 30 Year, 2.5%, 11/15/55 ............ United States 16,110,000 13,947,095
GNMA II, Single-family, 30 Year, 3%, 10/20/49 - 6/20/52 ...... United States 8,057,667 7,249,534
n
GNMA II, Single-family, 30 Year, 3%, 11/15/55 .............. United States 22,000,000 19,772,500
n
GNMA II, Single-family, 30 Year, 3.5%, 11/15/55 ............ United States 17,260,000 15,802,095
n
GNMA II, Single-family, 30 Year, 4%, 11/15/55 .............. United States 13,000,000 12,297,290
n
GNMA II, Single-family, 30 Year, 4.5%, 11/15/55 ............ United States 13,790,000 13,461,022
n
GNMA II, Single-family, 30 Year, 5%, 11/15/55 .............. United States 20,000,000 19,941,552
n
GNMA II, Single-family, 30 Year, 5.5%, 11/15/55 ............ United States 33,930,000 34,215,111
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ............... United States 733 763
n
GNMA II, Single-family, 30 Year, 6%, 11/15/55 .............. United States 23,690,000 24,113,054
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 5/20/55 ...... United States 3,028,420 3,128,195
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ...... United States 10,057 10,387
211,663,761
Total Mortgage-Backed Securities (Cost $844,526,037) .........................
843,033,036
Residential Mortgage-Backed Securities 3.0%
Capital Markets 0.0%
†
g
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN ,
4.846% , ( 1-month SOFR + 0.854% ), 3/25/28 ............. United States 57,695 56,263
Commercial Services & Supplies 0.1%
c,g
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 8.033% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,439,000 2,524,553
Financial Services 2.9%
c
BRAVO Residential Funding Trust ,
k
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................. United States 2,292,169 2,203,831
2023-NQM6, A1, 144A, 6.602%, 9/25/63 ................ United States 1,085,780 1,095,795
c
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 1,171,000 1,181,062
c,g
Chase Home Lending Mortgage Trust ,
2025-3, A11, 144A, FRN, 5.483%, (30-day SOFR Average +
1.3%), 2/25/56 .................................... United States 2,770,097 2,773,140
2025-7, A11, 144A, FRN, 5.583%, ( 30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 2,481,107 2,489,769
c,k
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................ United States 853,467 803,537
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................ United States 370,119 355,561
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................ United States 1,353,076 1,284,073
c,k
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% ,
5/25/42 ......................................... United States 128,962 118,852
c,k
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ......................................... United States 2,427,251 2,420,497
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5% , 1/25/38 .................................. Switzerland 72,815 41,438
c
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 .. United States 863,300 870,899
c,g
FHLMC STACR REMIC Trust ,
2025-DNA1, A1, 144A, FRN, 5.133%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 2,783,125 2,787,195
2025-DNA2, A1, 144A, FRN, 5.283%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 2,332,688 2,341,259
2025-DNA3, M1, 144A, FRN, 5.283%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 3,567,660 3,572,191

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust ,
2017-C06, 2M2, FRN, 7.097%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 1,559,477 $ 1,585,572
c
2025-R01, 1M1, 144A, FRN, 5.283%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 2,185,140 2,188,455
c
2025-R02, 1A1, 144A, FRN, 5.183%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 1,515,177 1,518,838
c
2025-R03, 2A1, 144A, FRN, 5.633%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 2,238,420 2,254,135
c
2025-R04, 1A1, 144A, FRN, 5.183%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 1,984,784 1,989,017
c,g
GS Mortgage-Backed Securities Trust , 2025-PJ8 , A27 , 144A,
FRN , 5.483% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ..... United States 1,164,518 1,165,070
c
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 2,122,375 2,141,993
c
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 2,397,170 2,396,484
c
J.P. Morgan Mortgage Trust ,
k
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................. United States 5,963,929 5,341,387
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 1,449,318 1,459,912
c,k
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 1,116,000 1,124,135
c,k
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 3,201,452 3,149,084
c
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 2,431,603 2,453,856
c
OBX Trust ,
k
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................ United States 1,207,880 1,084,890
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 1,400,898 1,411,694
2024-NQM3, A1, 144A, 6.129%, 12/25/63 ............... United States 1,736,944 1,756,075
2024-NQM4, A1, 144A, 6.067%, 1/25/64 ................ United States 1,076,494 1,089,169
2024-NQM8, A1, 144A, 6.233%, 5/25/64 ................ United States 2,881,719 2,919,142
g
2025-J2, AF, 144A, FRN, 5.483%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 2,911,779 2,913,376
c,k
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 450,030 440,216
c,g
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 5.533% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 788,043 790,135
c,k
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,912,689 1,709,868
c,k
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 1,432,937 1,243,872
c,k
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 10,421,185 9,438,174
c,g
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.683% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 1,801,466 1,807,056
c,g
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.583% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 2,613,687 2,616,555
c,k
Towd Point Mortgage Trust , 2017-1 , A2 , 144A, FRN , 3.5% ,
10/25/56 ........................................ United States 1,608,120 1,602,102
c
Verus Securitization Trust ,
2023-6, A1, 144A, 6.665%, 9/25/68 .................... United States 544,741 550,781
2024-4, A1, 144A, 6.218%, 6/25/69 .................... United States 1,807,334 1,833,332
86,313,474
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $91,587,445) ...............
88,894,290

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 3.5%
Financial Services 3.5%
FHLMC ,
l
5016, PI, IO, 3%, 9/25/50 ............................ United States 21,037,459 $ 3,685,536
l
5077, AI, IO, 2%, 2/25/51 ............................ United States 30,617,714 3,723,790
l
5158, IV, IO, 4%, 1/25/49 ............................ United States 47,861,367 10,013,689
l
5365, IO, 2.5%, 7/25/51 ............................. United States 59,931,077 9,651,798
g
5444, FC, FRN, 5.303%, (30-day SOFR Average + 1.12%),
8/25/54 ......................................... United States 8,742,866 8,769,032
FNMA ,
g
2005-122, FN, FRN, 4.647%, (30-day SOFR Average +
0.464%), 1/25/36 .................................. United States 362,660 359,394
l
2020-47, ID, IO, 4%, 7/25/50 ......................... United States 15,306,203 3,388,391
g
2024-105, KF, FRN, 5.183%, (30-day SOFR Average + 1%),
1/25/55 ......................................... United States 13,552,631 13,597,285
g
2024-77, FM, FRN, 5.133%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 9,321,715 9,318,118
g
2024-82, FE, FRN, 5.133%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 11,962,101 11,957,502
g
2024-87, FB, FRN, 5.283%, ( 30-day SOFR Average + 1.1%),
12/25/54 ........................................ United States 13,110,793 13,150,532
l
GNMA ,
2020-189, IA, IO, 4%, 12/20/49 ....................... United States 23,042,225 5,040,637
2022-78, IO, 3%, 8/20/51 ............................ United States 19,795,709 3,365,811
2025-5, IO, 3.5%, 4/20/51 ........................... United States 51,794,229 10,112,481
106,133,996
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $106,062,763) ......
106,133,996
Municipal Bonds 1.8%
California 1.4%
California Municipal Finance Authority , FBI San Diego Project ,
Revenue , 2020 , 2.519% , 10/01/35 ..................... United States 9,360,000 6,485,947
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 12,565,000 11,533,950
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................. United States 20,405,000 15,763,764
GO, 2021, Refunding, 2.856%, 8/01/49 ................. United States 11,880,000 8,151,057
41,934,718
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 16,585,000 12,982,647
Texas 0.0%
†
City of Austin , Electric Utility , Revenue , 2019 C , Refunding ,
2.785% , 11/15/31 .................................. United States 370,000 345,095
Total Municipal Bonds (Cost $70,394,116) ....................................
55,262,460
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 141,599 2,153

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a
Mesquite Energy, Inc., Escrow Account ................... United States 3,000,000 $ 15,150
Total Escrows and Litigation Trusts (Cost $2,814,454) .........................
17,303
Total Long Term Investments (Cost $3,470,703,517) ...........................
3,400,954,447
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Puts - Over-the-Counter
Credit Default Swaptions 0.1%
Buy protection on Markit CDX North American High Yield Index
Series 45-V1, Strike Price $1.06, Counterparty MSCO, Expires
1/21/26 ......................................... 1 115,500,000 1,114,524
Buy protection on Markit CDX North American High Yield Index
Series 45-V1, Strike Price $1.06, Counterparty BNDP, Expires
1/21/26 ......................................... 1 168,300,000 1,624,021
Total Options Purchased (Cost $3,967,838) ...................................
2,738,545
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.7%
o,p
Franklin Institutional U.S. Government Money Market Fund,
4.038% ......................................... United States 49,990,332 49,990,332
Total Money Market Funds (Cost $49,990,332) ................................
49,990,332
Total Short Term Investments (Cost $49,990,332 ) ..............................
49,990,332
a
Total Investments (Cost $3,524,661,687) 114.4% ...............................
$3,453,683,324
Options Written (0.1)% .....................................................
(1,542,844)
Other Assets, less Liabilities (14.3)% ........................................
(432,310,672)
Net Assets 100.0% .........................................................
$3,019,829,808
a a a
Number of
Contracts
Notional
Amount
#
q
Options Written (0.1)%
Puts - Over-the-Counter
Credit Default Swaptions (0.1)%
Sell protection on Markit CDX North American High Yield Index
Series 45-V1, Strike Price $1.04, Counterparty MSCO, Expires
1/21/26 ......................................... 1 (115,500,000) (627,902)
Sell protection on Markit CDX North American High Yield Index
Series 45-V1, Strike Price $1.04, Counterparty BNDP, Expires
1/21/26 ......................................... 1 (168,300,000) (914,942)
(1,542,844)
Total Options Written (Premiums received $2,358,213) .........................
$ (1,542,844)

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $846,708,669, representing 28.0% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
See Note 1(h) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Income may be received in additional securities and/or cash.
i
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the value of this security pledged amounted to
$11,448,786, representing 0.4% net assets.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
o
See Note 3(f) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 1(d) regarding written options.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 0.1%
Block, Inc.
a
7844276.SQ.FTS.B, 4.784%, 11/30/25 ... $ 503 $ 418
a
7842806.SQ.FTS.B, 4.788%, 11/30/25 ... 564 481
a
7848174.SQ.FTS.B, 5.906%, 11/30/25 ... 124 96
a,b
7844687.SQ.FTS.B, 6.164%, 11/30/25 ... 12,110 6,860
a,b
7845202.SQ.FTS.B, 6.287%, 11/30/25 ... 2,732 78
a,b
7851095.SQ.FTS.B, 5.723%, 12/01/25 ... 17,054 9,215
a,b
7855369.SQ.FTS.B, 4.751%, 12/03/25 ... 3,143 84
a
7855437.SQ.FTS.B, 4.78%, 12/03/25 .... 481 426
a
7855213.SQ.FTS.B, 5.535%, 12/03/25 ... 2,209 1,372
a
7857315.SQ.FTS.B, 4.778%, 12/04/25 ... 3,639 2,727
a
7858529.SQ.FTS.B, 5.726%, 12/04/25 ... 1,491 919
a
7856674.SQ.FTS.B, 6.289%, 12/04/25 ... 1,783 1,009
a,b
7869424.SQ.FTS.B, 6.289%, 12/06/25 ... 11,411 242
a
7872643.SQ.FTS.B, 5.346%, 12/07/25 ... 1,258 1,111
a
7878444.SQ.FTS.B, 4.778%, 12/10/25 ... 1,615 1,406
a
7882492.SQ.FTS.B, 4.778%, 12/11/25 ... 3,288 2,526
a,b
7881465.SQ.FTS.B, 5.54%, 12/11/25 .... 3,068 63
a
7881388.SQ.FTS.B, 5.917%, 12/11/25 ... 408 227
a
7884480.SQ.FTS.B, 4.781%, 12/12/25 ... 4,714 3,483
a
7886066.SQ.FTS.B, 5.346%, 12/12/25 ... 21,073 15,227
a,b
7885234.SQ.FTS.B, 5.917%, 12/12/25 ... 1,279 35
a
7891807.SQ.FTS.B, 4.784%, 12/13/25 ... 1,579 923
a,b
7894898.SQ.FTS.B, 4.75%, 12/14/25 .... 1,313 36
a
7894130.SQ.FTS.B, 4.767%, 12/14/25 ... 238 214
a
7895685.SQ.FTS.B, 4.771%, 12/14/25 ... 172 158
a
7895575.SQ.FTS.B, 5.094%, 12/14/25 ... 3,022 2,165
a
7895745.SQ.FTS.B, 6.463%, 12/14/25 ... 925 546
a
7900540.SQ.FTS.B, 4.785%, 12/16/25 ... 848 728
a
7902529.SQ.FTS.B, 5.094%, 12/17/25 ... 2,424 1,818
a,b
7902827.SQ.FTS.B, 6.168%, 12/17/25 ... 1,631 44
a
7905583.SQ.FTS.B, 4.777%, 12/18/25 ... 2,887 1,684
a
7905884.SQ.FTS.B, 5.899%, 12/18/25 ... 624 399
a
7910151.SQ.FTS.B, 6.162%, 12/19/25 ... 3,771 2,312
a
7913516.SQ.FTS.B, 5.346%, 12/20/25 ... 7,111 5,732
a
7918327.SQ.FTS.B, 5.912%, 12/21/25 ... 4,160 2,522
a
7919109.SQ.FTS.B, 5.344%, 12/22/25 ... 1,937 1,313
a,b
7919647.SQ.FTS.B, 6.184%, 12/22/25 ... 76 2
a,b
7924288.SQ.FTS.B, 4.75%, 12/24/25 .... 3,735 100
a,b
7924505.SQ.FTS.B, 5.436%, 12/24/25 ... 2,823 45
a
7924567.SQ.FTS.B, 5.885%, 12/24/25 ... 251 188
a
7924133.SQ.FTS.B, 5.915%, 12/24/25 ... 2,072 1,219
a
7926943.SQ.FTS.B, 4.78%, 12/25/25 .... 2,368 1,675
a
7927836.SQ.FTS.B, 4.78%, 12/25/25 .... 1,380 1,249
a
7926543.SQ.FTS.B, 5.093%, 12/25/25 ... 3,237 2,312
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7924762.SQ.FTS.B, 5.911%, 12/25/25 ... $ 24,106 $ 308
a
7930283.SQ.FTS.B, 6.301%, 12/26/25 ... 170 105
a
7936470.SQ.FTS.B, 5.096%, 12/27/25 ... 1,869 1,584
a
7934910.SQ.FTS.B, 5.338%, 12/27/25 ... 737 622
a
7941098.SQ.FTS.B, 5.096%, 12/28/25 ... 1,046 971
a,b
7938776.SQ.FTS.B, 5.914%, 12/28/25 ... 8,317 337
a
7945635.SQ.FTS.B, 4.78%, 1/01/26 ..... 668 608
a
7945084.SQ.FTS.B, 5.349%, 1/01/26 .... 3,632 2,528
a
7947201.SQ.FTS.B, 6.301%, 1/01/26 .... 728 318
a
7945398.SQ.FTS.B, 6.484%, 1/01/26 .... 341 208
a
7949409.SQ.FTS.B, 5.915%, 1/02/26 .... 183 144
a,b
7951375.SQ.FTS.B, 6.168%, 1/02/26 .... 3,970 1,511
a
7951302.SQ.FTS.B, 6.478%, 1/02/26 .... 458 256
a,b
7957554.SQ.FTS.B, 4.757%, 1/03/26 .... 852 14
a,b
7957892.SQ.FTS.B, 5.719%, 1/03/26 .... 1,916 938
a,b
7956696.SQ.FTS.B, 5.909%, 1/03/26 .... 6,001 216
a
7957091.SQ.FTS.B, 5.909%, 1/03/26 .... 371 254
a
7957594.SQ.FTS.B, 6.132%, 1/03/26 .... 210 96
a,b
7956978.SQ.FTS.B, 6.162%, 1/03/26 .... 3,117 49
a,b
7957811.SQ.FTS.B, 6.453%, 1/03/26 .... 337 6
a
7959379.SQ.FTS.B, 4.755%, 1/04/26 .... 1,525 540
a,b
7960956.SQ.FTS.B, 4.745%, 1/05/26 .... 6,522 1,603
a
7961501.SQ.FTS.B, 6.289%, 1/05/26 .... 7,741 5,987
a,b
7963717.SQ.FTS.B, 4.757%, 1/06/26 .... 934 16
a
7963288.SQ.FTS.B, 5.359%, 1/06/26 .... 1,061 512
a,b
7963850.SQ.FTS.B, 6.298%, 1/06/26 .... 504 13
a,b
7967953.SQ.FTS.B, 5.095%, 1/08/26 .... 15,279 309
a
7966595.SQ.FTS.B, 6.173%, 1/08/26 .... 1,968 680
a
7970205.SQ.FTS.B, 5.094%, 1/09/26 .... 27,182 17,144
a
7969990.SQ.FTS.B, 5.906%, 1/09/26 .... 1,456 998
a,b
7974096.SQ.FTS.B, 4.748%, 1/10/26 .... 7,166 80
a
7972343.SQ.FTS.B, 5.345%, 1/10/26 .... 2,050 1,332
a
7984914.SQ.FTS.B, 5.096%, 1/13/26 .... 2,692 1,643
a
7985503.SQ.FTS.B, 4.78%, 1/14/26 ..... 2,774 2,585
a
7987457.SQ.FTS.B, 5.892%, 1/15/26 .... 432 305
a
7986075.SQ.FTS.B, 6.158%, 1/15/26 .... 531 247
a,b
7987012.SQ.FTS.B, 6.48%, 1/15/26 ..... 10,229 241
a
7990648.SQ.FTS.B, 4.774%, 1/16/26 .... 3,054 1,637
a
7991599.SQ.FTS.B, 4.779%, 1/16/26 .... 161 155
a
7990813.SQ.FTS.B, 4.78%, 1/16/26 ..... 123 122
a,b
8000806.SQ.FTS.B, 4.78%, 1/17/26 ..... 27,376 953
a
7994523.SQ.FTS.B, 5.096%, 1/17/26 .... 1,678 1,226
a,b
8000256.SQ.FTS.B, 5.912%, 1/17/26 .... 5,956 211
a
8003194.SQ.FTS.B, 5.346%, 1/18/26 .... 3,277 2,727

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8003591.SQ.FTS.B, 6.163%, 1/18/26 .... $ 12,452 $ 245
a
8009056.SQ.FTS.B, 4.78%, 1/19/26 ..... 6,942 3,696
a,b
8007319.SQ.FTS.B, 6.477%, 1/19/26 .... 12,785 168
a,b
8014047.SQ.FTS.B, 4.751%, 1/22/26 .... 6,204 144
a,b
8015515.SQ.FTS.B, 4.746%, 1/23/26 .... 2,333 56
a,b
8016641.SQ.FTS.B, 4.747%, 1/23/26 .... 5,023 71
a
8015845.SQ.FTS.B, 4.78%, 1/23/26 ..... 6,104 4,868
a
8016896.SQ.FTS.B, 6.289%, 1/23/26 .... 1 –
a
8025825.SQ.FTS.B, 4.78%, 1/25/26 ..... 3,350 2,599
a
8027210.SQ.FTS.B, 5.092%, 1/25/26 .... 1,127 985
a
8023989.SQ.FTS.B, 5.098%, 1/25/26 .... 4,836 2,335
a
8025368.SQ.FTS.B, 6.146%, 1/25/26 .... 12 8
a,b
8028768.SQ.FTS.B, 5.347%, 1/26/26 .... 7,152 3,410
a
8029259.SQ.FTS.B, 5.718%, 1/26/26 .... 861 383
a
8031355.SQ.FTS.B, 5.902%, 1/27/26 .... 330 285
a
8032785.SQ.FTS.B, 4.785%, 1/28/26 .... 241 234
a
8036914.SQ.FTS.B, 5.354%, 1/29/26 .... 2,702 1,670
a
8039538.SQ.FTS.B, 5.092%, 1/30/26 .... 200 195
a
8038799.SQ.FTS.B, 5.544%, 1/30/26 .... 498 431
a
8038230.SQ.FTS.B, 6.163%, 1/30/26 .... 2,891 1,792
a
8037451.SQ.FTS.B, 6.164%, 1/30/26 .... 312 234
a
8038405.SQ.FTS.B, 6.471%, 1/30/26 .... 181 116
a
8042336.SQ.FTS.B, 6.482%, 1/31/26 .... 1,714 1,119
a
8049098.SQ.FTS.B, 5.094%, 2/01/26 .... 5,838 5,313
a,b
8050308.SQ.FTS.B, 5.346%, 2/01/26 .... 3,444 2,109
a
8047355.SQ.FTS.B, 5.902%, 2/01/26 .... 355 271
a,b
8049639.SQ.FTS.B, 6.486%, 2/01/26 .... 2,226 894
a,b
8051996.SQ.FTS.B, 4.751%, 2/02/26 .... 4,640 1,137
a,b
8051483.SQ.FTS.B, 5.346%, 2/02/26 .... 1,694 913
a
8050775.SQ.FTS.B, 6.157%, 2/02/26 .... 523 354
a,b
8050572.SQ.FTS.B, 6.289%, 2/02/26 .... 3,832 79
a
8055695.SQ.FTS.B, 4.783%, 2/04/26 .... 3,457 2,569
a
8055982.SQ.FTS.B, 6.148%, 2/04/26 .... 533 355
a,b
8057620.SQ.FTS.B, 4.751%, 2/05/26 .... 8,330 168
a
8057890.SQ.FTS.B, 5.346%, 2/05/26 .... 3,105 2,532
a
8059705.SQ.FTS.B, 5.535%, 2/05/26 .... 4,403 3,912
a
8058155.SQ.FTS.B, 5.723%, 2/05/26 .... 18,298 12,314
a
8062730.SQ.FTS.B, 5.136%, 2/06/26 .... 49 47
a
8062731.SQ.FTS.B, 5.534%, 2/06/26 .... 12,872 12,192
a
8076225.SQ.FTS.B, 4.783%, 2/10/26 .... 881 831
a,b
8076793.SQ.FTS.B, 6.294%, 2/10/26 .... 2,373 39
a,b
8077372.SQ.FTS.B, 4.778%, 2/11/26 .... 3,025 1,110
a
8078299.SQ.FTS.B, 4.746%, 2/12/26 .... 1,275 26
a
8078088.SQ.FTS.B, 4.777%, 2/12/26 .... 4,006 2,740
a
8081797.SQ.FTS.B, 6.268%, 2/13/26 .... 270 128
a
8085774.SQ.FTS.B, 5.095%, 2/14/26 .... 1,214 1,202
Description
Principal
Amount Value
Block, Inc. (continued)
a
8090007.SQ.FTS.B, 4.78%, 2/15/26 ..... $ 11,423 $ 8,322
a,b
8093036.SQ.FTS.B, 6.477%, 2/15/26 .... 10,658 145
a
8093678.SQ.FTS.B, 5.727%, 2/16/26 .... 5,346 2,906
a
8101696.SQ.FTS.B, 5.093%, 2/19/26 .... 1,959 1,765
a
8099621.SQ.FTS.B, 5.346%, 2/19/26 .... 12,315 6,987
a
8105051.SQ.FTS.B, 5.092%, 2/20/26 .... 2,747 1,749
a
8106732.SQ.FTS.B, 4.78%, 2/21/26 ..... 17,428 13,245
a
8109434.SQ.FTS.B, 6.15%, 2/21/26 ..... 245 182
a
8113487.SQ.FTS.B, 5.723%, 2/22/26 .... 4,392 2,994
a,b
8115296.SQ.FTS.B, 6.55%, 2/23/26 ..... 2,433 50
a
8119010.SQ.FTS.B, 4.952%, 2/24/26 .... 1,056 624
a
8119176.SQ.FTS.B, 5.099%, 2/24/26 .... 489 400
a,b
8119560.SQ.FTS.B, 5.409%, 2/25/26 .... 8,595 144
a,b
8124329.SQ.FTS.B, 5.912%, 2/26/26 .... 23,671 638
a,b
8123557.SQ.FTS.B, 6.418%, 2/26/26 .... 3,612 85
a
8126086.SQ.FTS.B, 6.416%, 2/27/26 .... 1,902 1,328
a
8126705.SQ.FTS.B, 6.441%, 2/27/26 .... 616 418
a
8140625.SQ.FTS.B, 4.78%, 2/28/26 ..... 4,642 4,027
a
8142519.SQ.FTS.B, 4.78%, 2/28/26 ..... 12,089 8,241
a
8128439.SQ.FTS.B, 5.094%, 2/28/26 .... 1,054 1,018
a,b
8128121.SQ.FTS.B, 5.912%, 2/28/26 .... 5,320 116
a,b
8137489.SQ.FTS.B, 5.912%, 2/28/26 .... 34,354 688
a,b
8143486.SQ.FTS.B, 6.328%, 3/01/26 .... 4,836 67
a
8149300.SQ.FTS.B, 4.739%, 3/03/26 .... 371 206
a
8149324.SQ.FTS.B, 4.782%, 3/03/26 .... 843 821
a
8145783.SQ.FTS.B, 5.125%, 3/03/26 .... 1,054 888
a,b
8150842.SQ.FTS.B, 4.781%, 3/04/26 .... 12,085 310
a,b
8152413.SQ.FTS.B, 6.149%, 3/04/26 .... 7,326 95
a
8158305.SQ.FTS.B, 5.114%, 3/05/26 .... 3,340 2,965
a
8156889.SQ.FTS.B, 5.12%, 3/05/26 ..... 1,237 570
a
8158243.SQ.FTS.B, 5.665%, 3/05/26 .... 4,577 2,969
a
8162815.SQ.FTS.B, 4.779%, 3/07/26 .... 368 366
a
8162625.SQ.FTS.B, 5.111%, 3/07/26 .... 1,162 1,012
a,b
8162406.SQ.FTS.B, 6.152%, 3/07/26 .... 3,360 45
a
8162785.SQ.FTS.B, 6.416%, 3/07/26 .... 889 601
a
8163239.SQ.FTS.B, 5.921%, 3/08/26 .... 1,574 924
a
8165070.SQ.FTS.B, 4.78%, 3/09/26 ..... 200 200
a
8164748.SQ.FTS.B, 4.953%, 3/09/26 .... 925 734
a
8170695.SQ.FTS.B, 6.551%, 3/10/26 .... 706 574
a
8178311.SQ.FTS.B, 5.66%, 3/12/26 ..... 1,906 1,639
a,b
8179992.SQ.FTS.B, 6.673%, 3/12/26 .... 35,767 751
a,b
8184135.SQ.FTS.B, 6.666%, 3/13/26 .... 2,144 43
a
8184322.SQ.FTS.B, 5.403%, 3/14/26 .... 508 477
a
8184364.SQ.FTS.B, 5.413%, 3/14/26 .... 1,768 1,219
a
8185085.SQ.FTS.B, 6.665%, 3/14/26 .... 106 89
a
8185824.SQ.FTS.B, 4.78%, 3/15/26 ..... 1,643 1,552

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8185742.SQ.FTS.B, 5.108%, 3/15/26 .... $ 264 $ 261
a
8186305.SQ.FTS.B, 4.78%, 3/16/26 ..... 4,923 1,522
a
8187994.SQ.FTS.B, 5.11%, 3/16/26 ..... 28 28
a
8190004.SQ.FTS.B, 4.779%, 3/17/26 .... 2,970 2,325
a
8191128.SQ.FTS.B, 4.78%, 3/17/26 ..... 5,311 4,954
a
8190250.SQ.FTS.B, 4.784%, 3/17/26 .... 1,240 1,214
a,b
8192240.SQ.FTS.B, 4.953%, 3/17/26 .... 1,288 20
a
8195862.SQ.FTS.B, 4.78%, 3/18/26 ..... 1,615 1,600
a
8196839.SQ.FTS.B, 4.78%, 3/18/26 ..... 6,093 5,836
a
8194482.SQ.FTS.B, 4.781%, 3/18/26 .... 10,066 6,994
a
8195426.SQ.FTS.B, 6.436%, 3/18/26 .... 1,193 862
a,b
8195481.SQ.FTS.B, 6.547%, 3/18/26 .... 12,519 4,046
a
8198902.SQ.FTS.B, 4.78%, 3/19/26 ..... 8,878 8,427
a
8201077.SQ.FTS.B, 6.43%, 3/19/26 ..... 772 554
a
8204347.SQ.FTS.B, 5.409%, 3/20/26 .... 696 661
a
8204408.SQ.FTS.B, 6.434%, 3/20/26 .... 644 246
a
8206858.SQ.FTS.B, 5.108%, 3/21/26 .... 931 691
a,b
8207770.SQ.FTS.B, 5.111%, 3/22/26 .... 2,680 60
a
8209725.SQ.FTS.B, 4.783%, 3/23/26 .... 2,350 2,154
a
8209877.SQ.FTS.B, 5.114%, 3/23/26 .... 2,439 2,283
a
8209494.SQ.FTS.B, 5.116%, 3/23/26 .... 2,245 1,955
a
8210573.SQ.FTS.B, 5.911%, 3/23/26 .... 6,916 5,510
a
8208651.SQ.FTS.B, 6.147%, 3/23/26 .... 1,258 983
a
8210054.SQ.FTS.B, 6.15%, 3/23/26 ..... 4,749 4,248
a,b
8208433.SQ.FTS.B, 6.153%, 3/23/26 .... 3,727 82
a
8211937.SQ.FTS.B, 5.411%, 3/24/26 .... 601 583
a
8211765.SQ.FTS.B, 5.669%, 3/24/26 .... 2,583 1,589
a
8214068.SQ.FTS.B, 6.15%, 3/24/26 ..... 10,142 3,093
a
8217075.SQ.FTS.B, 4.775%, 3/25/26 .... 389 383
a,b
8215377.SQ.FTS.B, 5.114%, 3/25/26 .... 8,091 214
a
8216765.SQ.FTS.B, 6.152%, 3/25/26 .... 8,165 4,438
a,b
8217448.SQ.FTS.B, 6.333%, 3/25/26 .... 1,594 24
a
8222713.SQ.FTS.B, 6.148%, 3/26/26 .... 663 624
a
8220835.SQ.FTS.B, 6.55%, 3/26/26 ..... 1,374 892
a,b
4582384.SQ.FTS.B, 4.552%, 4/03/33 .... 863 –
a,b
4581979.SQ.FTS.B, 4.555%, 4/03/33 .... 2,035 –
a,b
4581962.SQ.FTS.B, 4.709%, 4/03/33 .... 1,755 –
a,b
4586446.SQ.FTS.B, 4.403%, 4/04/33 .... 5,636 –
a,b
4591961.SQ.FTS.B, 3.931%, 4/06/33 .... 1,338 –
a,b
4592572.SQ.FTS.B, 4.553%, 4/06/33 .... 449 –
a,b
4593610.SQ.FTS.B, 4.871%, 4/06/33 .... 881 –
a,b
4590729.SQ.FTS.B, 4.875%, 4/06/33 .... 1,383 –
a,b
4591813.SQ.FTS.B, 4.877%, 4/06/33 .... 2,891 –
a,b
4604000.SQ.FTS.B, 4.558%, 4/09/33 .... 8,181 –
a,b
4604804.SQ.FTS.B, 4.56%, 4/09/33 ..... 785 –
a,b
4605658.SQ.FTS.B, 4.558%, 4/10/33 .... 6,711 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4605063.SQ.FTS.B, 5.031%, 4/10/33 .... $ 1,320 $ –
a,b
4606932.SQ.FTS.B, 4.554%, 4/11/33 .... 2,572 –
a,b
4606620.SQ.FTS.B, 4.56%, 4/11/33 ..... 668 –
a,b
4606063.SQ.FTS.B, 4.568%, 4/11/33 .... 2,752 –
a,b
4606489.SQ.FTS.B, 4.717%, 4/11/33 .... 12,498 –
a,b
4609493.SQ.FTS.B, 4.722%, 4/12/33 .... 1,353 –
a,b
4609460.SQ.FTS.B, 4.868%, 4/12/33 .... 2,479 –
a,b
4610482.SQ.FTS.B, 5.031%, 4/13/33 .... 3,354 –
a,b
4622864.SQ.FTS.B, 3.302%, 4/15/33 .... 782 –
a,b
4622664.SQ.FTS.B, 4.556%, 4/15/33 .... 3,107 –
a,b
4624796.SQ.FTS.B, 3.927%, 4/17/33 .... 457 –
a,b
4624391.SQ.FTS.B, 4.717%, 4/17/33 .... 3,087 –
a,b
4625048.SQ.FTS.B, 4.858%, 4/17/33 .... 871 –
a,b
4626040.SQ.FTS.B, 4.876%, 4/18/33 .... 5,792 –
a,b
4628862.SQ.FTS.B, 3.304%, 4/19/33 .... 8,296 –
a,b
4632078.SQ.FTS.B, 4.561%, 4/20/33 .... 21,052 –
a,b
4638327.SQ.FTS.B, 4.406%, 4/22/33 .... 8,661 –
a,b
4640261.SQ.FTS.B, 4.539%, 4/24/33 .... 549 –
a,b
4640985.SQ.FTS.B, 3.3%, 4/25/33 ...... 1,692 1
a,b
4641063.SQ.FTS.B, 3.774%, 4/25/33 .... 710 –
a,b
4643805.SQ.FTS.B, 3.931%, 4/25/33 .... 751 –
a,b
4649015.SQ.FTS.B, 4.56%, 4/27/33 ..... 5,124 –
a,b
4649299.SQ.FTS.B, 5.031%, 4/27/33 .... 109 –
a,b
4655501.SQ.FTS.B, 4.556%, 4/29/33 .... 3,367 –
a,b
4657541.SQ.FTS.B, 3.302%, 4/30/33 .... 836 –
a,b
4660081.SQ.FTS.B, 4.883%, 5/01/33 .... 422 –
a,b
4664137.SQ.FTS.B, 4.566%, 5/02/33 .... 2,149 –
a,b
4666640.SQ.FTS.B, 4.56%, 5/03/33 ..... 10,212 –
a,b
4674918.SQ.FTS.B, 3.303%, 5/05/33 .... 9,934 –
a,b
4675113.SQ.FTS.B, 4.56%, 5/05/33 ..... 163 –
a,b
4684412.SQ.FTS.B, 3.302%, 5/08/33 .... 2,706 –
a,b
4707828.SQ.FTS.B, 4.566%, 5/11/33 .... 69 –
a,b
4713712.SQ.FTS.B, 5.031%, 5/13/33 .... 105 –
a,b
4720634.SQ.FTS.B, 4.56%, 5/16/33 ..... 7,932 –
a,b
4725524.SQ.FTS.B, 4.874%, 5/17/33 .... 19,384 1
a,b
4741690.SQ.FTS.B, 4.568%, 5/18/33 .... 524 –
a,b
4744012.SQ.FTS.B, 4.716%, 5/18/33 .... 2,527 –
a,b
4755474.SQ.FTS.B, 4.566%, 5/22/33 .... 1,198 –
a,b
4756626.SQ.FTS.B, 4.567%, 5/22/33 .... 371 –
a,b
4757364.SQ.FTS.B, 4.878%, 5/22/33 .... 2,804 –
a,b
4790013.SQ.FTS.B, 3.935%, 5/29/33 .... 130 –
a,b
4807316.SQ.FTS.B, 4.403%, 6/02/33 .... 297 –
a,b
4810447.SQ.FTS.B, 4.874%, 6/03/33 .... 2,379 –
a,b
4814556.SQ.FTS.B, 3.302%, 6/04/33 .... 616 –
a,b
4814833.SQ.FTS.B, 4.561%, 6/04/33 .... 24,496 –
a,b
4815651.SQ.FTS.B, 4.57%, 6/05/33 ..... 629 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4818987.SQ.FTS.B, 3.302%, 6/06/33 .... $ 2,640 $ –
a,b
4819217.SQ.FTS.B, 4.56%, 6/07/33 ..... 12,317 3
a,b
4819180.SQ.FTS.B, 5.031%, 6/07/33 .... 266 –
a,b
4821611.SQ.FTS.B, 4.552%, 6/08/33 .... 702 –
a,b
4823342.SQ.FTS.B, 4.874%, 6/08/33 .... 714 –
a,b
4827165.SQ.FTS.B, 4.55%, 6/09/33 ..... 1,298 –
a,b
4832985.SQ.FTS.B, 4.559%, 6/10/33 .... 12,795 1
a,b
4831089.SQ.FTS.B, 5.031%, 6/10/33 .... 3,668 –
a,b
4836929.SQ.FTS.B, 3.932%, 6/13/33 .... 6,637 –
a,b
4837116.SQ.FTS.B, 4.557%, 6/13/33 .... 2,784 –
a,b
4840254.SQ.FTS.B, 2.958%, 6/14/33 .... 488 –
a,b
4840334.SQ.FTS.B, 2.961%, 6/14/33 .... 1,577 –
a,b
4840427.SQ.FTS.B, 4.334%, 6/14/33 .... 6,145 –
a,b
4839366.SQ.FTS.B, 4.538%, 6/14/33 .... 11,177 –
a,b
4839716.SQ.FTS.B, 4.553%, 6/14/33 .... 727 –
a,b
4840766.SQ.FTS.B, 4.563%, 6/14/33 .... 2,241 –
a,b
4842339.SQ.FTS.B, 4.654%, 6/15/33 .... 539 –
a,b
4850020.SQ.FTS.B, 4.528%, 6/16/33 .... 156 –
a,b
4850454.SQ.FTS.B, 4.558%, 6/16/33 .... 1,505 –
a,b
4848471.SQ.FTS.B, 4.56%, 6/16/33 ..... 2,931 –
a,b
4848703.SQ.FTS.B, 4.574%, 6/16/33 .... 1,526 –
a,b
4848662.SQ.FTS.B, 4.881%, 6/16/33 .... 5,372 –
a,b
4861177.SQ.FTS.B, 3.33%, 6/17/33 ..... 526 –
a,b
4860575.SQ.FTS.B, 3.953%, 6/17/33 .... 431 –
a,b
4858016.SQ.FTS.B, 4.554%, 6/17/33 .... 282 –
a,b
4860428.SQ.FTS.B, 4.56%, 6/17/33 ..... 179 –
a,b
4860376.SQ.FTS.B, 4.878%, 6/17/33 .... 1,539 –
a,b
4861282.SQ.FTS.B, 5.031%, 6/17/33 .... 2,636 –
a,b
4861902.SQ.FTS.B, 3.925%, 6/18/33 .... 1,428 –
a,b
4861917.SQ.FTS.B, 4.562%, 6/18/33 .... 3,378 1
a,b
4863326.SQ.FTS.B, 4.403%, 6/19/33 .... 3,221 1
a,b
4863471.SQ.FTS.B, 4.973%, 6/19/33 .... 7,932 –
a,b
4866709.SQ.FTS.B, 4.566%, 6/20/33 .... 1,837 –
a,b
4866438.SQ.FTS.B, 5.031%, 6/20/33 .... 954 –
a,b
4867919.SQ.FTS.B, 3.851%, 6/21/33 .... 6,047 –
a,b
4868584.SQ.FTS.B, 4.556%, 6/21/33 .... 5,694 –
a,b
4868143.SQ.FTS.B, 4.56%, 6/21/33 ..... 4,894 –
a,b
4881919.SQ.FTS.B, 4.568%, 6/28/33 .... 793 –
a,b
4881733.SQ.FTS.B, 4.882%, 6/28/33 .... 726 –
a,b
4885937.SQ.FTS.B, 4.723%, 6/29/33 .... 2,665 –
a,b
4889629.SQ.FTS.B, 4.73%, 7/01/33 ..... 2,050 –
a,b
4890016.SQ.FTS.B, 4.286%, 7/02/33 .... 1,471 –
a,b
4889899.SQ.FTS.B, 4.403%, 7/02/33 .... 5,336 –
a,b
4891423.SQ.FTS.B, 4.563%, 7/03/33 .... 3,072 –
a,b
4901767.SQ.FTS.B, 4.562%, 7/07/33 .... 4,562 –
a,b
4901412.SQ.FTS.B, 4.715%, 7/07/33 .... 183 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4903860.SQ.FTS.B, 4.57%, 7/09/33 ..... $ 2,263 $ –
a,b
4906129.SQ.FTS.B, 3.298%, 7/10/33 .... 407 –
a,b
4905084.SQ.FTS.B, 4.717%, 7/10/33 .... 1,810 1
a,b
4924498.SQ.FTS.B, 4.562%, 7/17/33 .... 2,892 1
a,b
4926237.SQ.FTS.B, 4.56%, 7/18/33 ..... 7,821 –
a,b
4926957.SQ.FTS.B, 4.403%, 7/19/33 .... 1,660 –
a,b
4928138.SQ.FTS.B, 4.562%, 7/19/33 .... 6,946 –
a,b
4928795.SQ.FTS.B, 4.874%, 7/19/33 .... 18,247 –
a,b
4928279.SQ.FTS.B, 4.883%, 7/19/33 .... 991 –
a,b
4931889.SQ.FTS.B, 4.487%, 7/20/33 .... 1,469 –
a,b
4931407.SQ.FTS.B, 5.031%, 7/20/33 .... 758 –
a,b
4933844.SQ.FTS.B, 3.539%, 7/21/33 .... 19,305 –
a,b
4935527.SQ.FTS.B, 4.454%, 7/22/33 .... 1,418 –
a,b
4935556.SQ.FTS.B, 4.871%, 7/22/33 .... 496 –
a,b
4935340.SQ.FTS.B, 6.379%, 7/22/33 .... 81 –
a,b
4935758.SQ.FTS.B, 4.258%, 7/23/33 .... 717 –
a,b
4935784.SQ.FTS.B, 4.56%, 7/23/33 ..... 749 –
a,b
4936861.SQ.FTS.B, 4.556%, 7/24/33 .... 1,307 –
a,b
4937255.SQ.FTS.B, 5.558%, 7/24/33 .... 1,941 –
a,b
4954900.SQ.FTS.B, 4.561%, 7/28/33 .... 4,177 –
a,b
4962523.SQ.FTS.B, 4.558%, 7/31/33 .... 4,563 –
a,b
4962054.SQ.FTS.B, 4.717%, 7/31/33 .... 8,398 1
a,b
4964207.SQ.FTS.B, 4.727%, 8/01/33 .... 872 –
a,b
4967874.SQ.FTS.B, 4.558%, 8/02/33 .... 6,630 –
a,b
4976894.SQ.FTS.B, 3.308%, 8/07/33 .... 2,452 –
a,b
4977295.SQ.FTS.B, 4.559%, 8/07/33 .... 5,717 –
a,b
4980891.SQ.FTS.B, 3.931%, 8/08/33 .... 7,938 –
a,b
4980302.SQ.FTS.B, 4.562%, 8/08/33 .... 5,164 1
a,b
4986950.SQ.FTS.B, 3.396%, 8/10/33 .... 1,026 –
a,b
4985573.SQ.FTS.B, 4.559%, 8/10/33 .... 3,505 –
a,b
4985801.SQ.FTS.B, 4.565%, 8/10/33 .... 3,070 –
a,b
4989680.SQ.FTS.B, 4.871%, 8/11/33 .... 6,187 –
a,b
4990405.SQ.FTS.B, 4.403%, 8/12/33 .... 1,074 –
a,b
4990927.SQ.FTS.B, 4.554%, 8/12/33 .... 1,216 –
a,b
4991162.SQ.FTS.B, 3.301%, 8/13/33 .... 5,956 –
a,b
4993377.SQ.FTS.B, 3.043%, 8/14/33 .... 1,027 –
a,b
4993286.SQ.FTS.B, 3.934%, 8/14/33 .... 1,167 –
a,b
4993884.SQ.FTS.B, 4.881%, 8/14/33 .... 2,371 –
a,b
5003760.SQ.FTS.B, 3.874%, 8/15/33 .... 2,712 –
a,b
5002638.SQ.FTS.B, 4.403%, 8/15/33 .... 1,671 –
a,b
4994636.SQ.FTS.B, 4.56%, 8/15/33 ..... 1,945 –
a,b
4999801.SQ.FTS.B, 4.561%, 8/15/33 .... 7,631 –
a,b
5002851.SQ.FTS.B, 4.564%, 8/15/33 .... 2,134 –
a,b
5017280.SQ.FTS.B, 3.511%, 8/17/33 .... 6,962 –
a,b
5019634.SQ.FTS.B, 3.661%, 8/17/33 .... 1,814 –
a,b
5024347.SQ.FTS.B, 4.556%, 8/18/33 .... 2,526 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5025377.SQ.FTS.B, 4.561%, 8/18/33 .... $ 4,937 $ –
a,b
5026387.SQ.FTS.B, 4.55%, 8/19/33 ..... 1,641 –
a,b
5025999.SQ.FTS.B, 4.558%, 8/19/33 .... 4,449 –
a,b
5027200.SQ.FTS.B, 5.128%, 8/21/33 .... 811 –
a,b
5035879.SQ.FTS.B, 4.55%, 8/23/33 ..... 757 –
a,b
5034542.SQ.FTS.B, 4.561%, 8/23/33 .... 3,605 –
a,b
5037885.SQ.FTS.B, 2.809%, 8/24/33 .... 10,669 –
a,b
5041320.SQ.FTS.B, 5.024%, 8/25/33 .... 6,419 –
a,b
5044612.SQ.FTS.B, 4.539%, 8/27/33 .... 309 –
a,b
5045876.SQ.FTS.B, 4.403%, 8/28/33 .... 6,187 –
a,b
5045398.SQ.FTS.B, 4.561%, 8/28/33 .... 9,125 –
a,b
5047833.SQ.FTS.B, 4.69%, 8/28/33 ..... 3,738 –
a,b
5048228.SQ.FTS.B, 3.953%, 9/01/33 .... 273 –
a,b
5050370.SQ.FTS.B, 4.403%, 9/01/33 .... 17,390 –
a,b
5049827.SQ.FTS.B, 5.031%, 9/01/33 .... 3,982 –
a,b
5051339.SQ.FTS.B, 3.103%, 9/02/33 .... 1,372 –
a,b
5051202.SQ.FTS.B, 5.763%, 9/02/33 .... 402 –
a,b
5059779.SQ.FTS.B, 3.245%, 9/04/33 .... 14,129 –
a,b
5061477.SQ.FTS.B, 3.305%, 9/04/33 .... 5,939 –
a,b
5059388.SQ.FTS.B, 4.717%, 9/04/33 .... 578 –
a,b
5062144.SQ.FTS.B, 3.967%, 9/05/33 .... 400 –
a,b
5065231.SQ.FTS.B, 4.717%, 9/07/33 .... 7,752 –
a,b
5067639.SQ.FTS.B, 3.929%, 9/08/33 .... 8,253 –
a,b
5066009.SQ.FTS.B, 4.134%, 9/08/33 .... 5,472 –
a,b
5068585.SQ.FTS.B, 6.246%, 9/08/33 .... 2,845 –
a,b
5069032.SQ.FTS.B, 3.799%, 9/09/33 .... 4,912 –
a,b
5069067.SQ.FTS.B, 4.558%, 9/09/33 .... 12,169 –
a,b
5074780.SQ.FTS.B, 4.56%, 9/10/33 ..... 1,174 –
a,b
5074113.SQ.FTS.B, 4.561%, 9/10/33 .... 38,423 1
a,b
5074740.SQ.FTS.B, 4.564%, 9/10/33 .... 3,030 –
a,b
5078382.SQ.FTS.B, 4.56%, 9/12/33 ..... 979 –
a,b
5082041.SQ.FTS.B, 4.558%, 9/14/33 .... 2,897 –
a,b
5080951.SQ.FTS.B, 4.566%, 9/14/33 .... 654 –
a,b
5081394.SQ.FTS.B, 4.715%, 9/14/33 .... 9,547 –
a,b
5082286.SQ.FTS.B, 4.051%, 9/15/33 .... 2,381 –
a,b
5086472.SQ.FTS.B, 4.554%, 9/16/33 .... 1,605 –
a,b
5086626.SQ.FTS.B, 4.572%, 9/16/33 .... 1,016 –
a,b
5090813.SQ.FTS.B, 4.406%, 9/17/33 .... 4,919 –
a,b
5089593.SQ.FTS.B, 4.719%, 9/17/33 .... 3,289 –
a,b
5091416.SQ.FTS.B, 3.774%, 9/18/33 .... 13,871 –
a,b
5092572.SQ.FTS.B, 3.927%, 9/18/33 .... 4,043 –
a,b
5093886.SQ.FTS.B, 5.59%, 9/19/33 ..... 2,277 –
a,b
5094586.SQ.FTS.B, 5.031%, 9/20/33 .... 2,003 –
a,b
5097173.SQ.FTS.B, 3.302%, 9/21/33 .... 729 –
a,b
5096503.SQ.FTS.B, 4.562%, 9/21/33 .... 9,495 –
a,b
5095170.SQ.FTS.B, 5.711%, 9/21/33 .... 2,536 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5099132.SQ.FTS.B, 4.56%, 9/22/33 ..... $ 37,393 $ –
a,b
5098444.SQ.FTS.B, 4.597%, 9/22/33 .... 4,780 –
a,b
5102220.SQ.FTS.B, 5.031%, 9/23/33 .... 2,484 –
a,b
5107188.SQ.FTS.B, 3.201%, 9/24/33 .... 2,474 –
a,b
5104481.SQ.FTS.B, 4.717%, 9/24/33 .... 1,513 –
a,b
5109124.SQ.FTS.B, 5.031%, 9/25/33 .... 519 –
a,b
5109714.SQ.FTS.B, 5.031%, 9/25/33 .... 8,108 –
a,b
5113482.SQ.FTS.B, 3.298%, 9/28/33 .... 1,152 –
a,b
5114403.SQ.FTS.B, 4.552%, 9/28/33 .... 1,028 –
a,b
5114309.SQ.FTS.B, 4.566%, 9/28/33 .... 906 –
a,b
5111943.SQ.FTS.B, 4.822%, 9/28/33 .... 842 –
a,b
5115942.SQ.FTS.B, 4.061%, 9/29/33 .... 25,309 –
a,b
5122298.SQ.FTS.B, 3.298%, 9/30/33 .... 1,008 –
a,b
5118981.SQ.FTS.B, 3.626%, 9/30/33 .... 3,773 –
a,b
5119496.SQ.FTS.B, 4.498%, 9/30/33 .... 4,666 –
a,b
5122010.SQ.FTS.B, 4.582%, 9/30/33 .... 629 –
a,b
5118308.SQ.FTS.B, 4.719%, 9/30/33 .... 6,298 –
a,b
5117310.SQ.FTS.B, 4.877%, 9/30/33 .... 4,690 –
a,b
5125832.SQ.FTS.B, 4.465%, 10/01/33 ... 649 –
a,b
5126318.SQ.FTS.B, 5.031%, 10/01/33 ... 305 –
a,b
5128160.SQ.FTS.B, 3.312%, 10/02/33 ... 2,113 –
a,b
5128139.SQ.FTS.B, 4.88%, 10/02/33 .... 1,521 –
a,b
5129089.SQ.FTS.B, 4.558%, 10/03/33 ... 5,922 –
a,b
5131068.SQ.FTS.B, 5.157%, 10/04/33 ... 995 –
a,b
5134858.SQ.FTS.B, 3.926%, 10/05/33 ... 206 –
a,b
5134453.SQ.FTS.B, 4.073%, 10/05/33 ... 589 –
a,b
5135989.SQ.FTS.B, 4.562%, 10/05/33 ... 6,343 –
a,b
5138063.SQ.FTS.B, 3.753%, 10/06/33 ... 13,589 –
a,b
5143636.SQ.FTS.B, 3.303%, 10/07/33 ... 22,568 –
a,b
5143602.SQ.FTS.B, 4.496%, 10/07/33 ... 1,106 –
a,b
5144702.SQ.FTS.B, 5.031%, 10/07/33 ... 2,530 –
a,b
5143578.SQ.FTS.B, 5.123%, 10/07/33 ... 597 –
a,b
5145759.SQ.FTS.B, 4.56%, 10/08/33 .... 11,012 1
a,b
5147227.SQ.FTS.B, 4.717%, 10/08/33 ... 2,903 –
a,b
5145611.SQ.FTS.B, 4.883%, 10/08/33 ... 415 –
a,b
5148494.SQ.FTS.B, 2.579%, 10/09/33 ... 769 –
a,b
5149258.SQ.FTS.B, 3.664%, 10/10/33 ... 2,200 –
a,b
5153196.SQ.FTS.B, 4.56%, 10/11/33 .... 13,914 –
a,b
5154671.SQ.FTS.B, 3.564%, 10/12/33 ... 674 –
a,b
5155863.SQ.FTS.B, 4.562%, 10/12/33 ... 10,908 –
a,b
5158276.SQ.FTS.B, 4.717%, 10/13/33 ... 4,505 –
a,b
5165031.SQ.FTS.B, 3.407%, 10/14/33 ... 523 –
a,b
5165513.SQ.FTS.B, 4.57%, 10/14/33 .... 535 –
a,b
5164900.SQ.FTS.B, 4.702%, 10/14/33 ... 2,484 –
a,b
5167520.SQ.FTS.B, 4.597%, 10/15/33 ... 792 –
a,b
5178623.SQ.FTS.B, 4.403%, 10/18/33 ... 2,451 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5184669.SQ.FTS.B, 4.872%, 10/19/33 ... $ 3,872 $ –
a,b
5185667.SQ.FTS.B, 4.56%, 10/20/33 .... 14,855 –
a,b
5204516.SQ.FTS.B, 4.403%, 10/22/33 ... 12,116 –
a,b
5220688.SQ.FTS.B, 4.403%, 10/26/33 ... 25,349 5
a,b
5220666.SQ.FTS.B, 4.555%, 10/26/33 ... 343 –
a,b
5216243.SQ.FTS.B, 4.558%, 10/26/33 ... 2,570 –
a,b
5218743.SQ.FTS.B, 4.874%, 10/26/33 ... 14,574 –
a,b
5234308.SQ.FTS.B, 3.354%, 10/28/33 ... 2,041 –
a,b
5235201.SQ.FTS.B, 5.031%, 10/29/33 ... 1,059 –
a,b
5240240.SQ.FTS.B, 4.141%, 10/30/33 ... 3,565 –
a,b
5239980.SQ.FTS.B, 4.567%, 10/30/33 ... 4,342 –
a,b
5240149.SQ.FTS.B, 4.568%, 10/30/33 ... 487 –
a,b
5240977.SQ.FTS.B, 4.562%, 11/01/33 ... 1,605 –
a,b
5243677.SQ.FTS.B, 3.922%, 11/02/33 ... 199 –
a,b
5243643.SQ.FTS.B, 4.403%, 11/02/33 ... 3,274 –
a,b
5251513.SQ.FTS.B, 3.774%, 11/03/33 ... 1,257 –
a,b
5251234.SQ.FTS.B, 4.403%, 11/03/33 ... 12,595 –
a,b
5250046.SQ.FTS.B, 4.612%, 11/03/33 ... 104 –
a,b
5249081.SQ.FTS.B, 4.717%, 11/03/33 ... 1,535 –
a,b
5248838.SQ.FTS.B, 4.802%, 11/03/33 ... 3,589 –
a,b
5246929.SQ.FTS.B, 4.874%, 11/03/33 ... 3,004 –
a,b
5262859.SQ.FTS.B, 4.561%, 11/05/33 ... 6,228 –
a,b
5271294.SQ.FTS.B, 3.29%, 11/06/33 .... 743 –
a,b
5270493.SQ.FTS.B, 3.814%, 11/06/33 ... 1,448 –
a,b
5271481.SQ.FTS.B, 3.941%, 11/06/33 ... 872 –
a,b
5271882.SQ.FTS.B, 4.066%, 11/06/33 ... 6,771 –
a,b
5273861.SQ.FTS.B, 2.59%, 11/08/33 .... 2,965 –
a,b
5273816.SQ.FTS.B, 4.566%, 11/08/33 ... 1,760 –
a,b
5281948.SQ.FTS.B, 4.561%, 11/10/33 ... 29,541 –
a,b
5282925.SQ.FTS.B, 3.774%, 11/11/33 ... 2,496 –
a,b
5292413.SQ.FTS.B, 3.567%, 11/13/33 ... 7,292 –
a,b
5291714.SQ.FTS.B, 4.561%, 11/13/33 ... 943 –
a,b
5294178.SQ.FTS.B, 4.717%, 11/14/33 ... 4,625 –
a,b
5294931.SQ.FTS.B, 3.401%, 11/15/33 ... 875 –
a,b
5296152.SQ.FTS.B, 3.322%, 11/16/33 ... 3,005 –
a,b
5297998.SQ.FTS.B, 4.548%, 11/16/33 ... 636 –
a,b
5297749.SQ.FTS.B, 4.561%, 11/16/33 ... 4,815 1
a,b
5297124.SQ.FTS.B, 4.602%, 11/16/33 ... 4,734 –
a,b
5297679.SQ.FTS.B, 5.689%, 11/16/33 ... 4,327 –
a,b
5303325.SQ.FTS.B, 4.871%, 11/17/33 ... 2,069 –
a,b
5313199.SQ.FTS.B, 3.308%, 11/18/33 ... 2,846 –
a,b
5308440.SQ.FTS.B, 4.1%, 11/18/33 ..... 1,850 –
a,b
5310909.SQ.FTS.B, 4.56%, 11/18/33 .... 14,880 –
a,b
5313296.SQ.FTS.B, 4.852%, 11/18/33 ... 1,043 –
a,b
5308374.SQ.FTS.B, 4.864%, 11/18/33 ... 1,834 –
a,b
5309472.SQ.FTS.B, 5.031%, 11/18/33 ... 3,112 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5313526.SQ.FTS.B, 5.031%, 11/18/33 ... $ 1,853 $ –
a,b
5312989.SQ.FTS.B, 5.436%, 11/18/33 ... 886 –
a,b
5319254.SQ.FTS.B, 3.962%, 11/19/33 ... 875 –
a,b
5318154.SQ.FTS.B, 4.109%, 11/19/33 ... 1,339 –
a,b
5318776.SQ.FTS.B, 4.379%, 11/19/33 ... 15,271 –
a,b
5321246.SQ.FTS.B, 4.562%, 11/20/33 ... 9,240 –
a,b
5324511.SQ.FTS.B, 4.741%, 11/21/33 ... 684 –
a,b
5324505.SQ.FTS.B, 5.786%, 11/21/33 ... 732 –
a,b
5325685.SQ.FTS.B, 3.87%, 11/22/33 .... 671 –
a,b
5325032.SQ.FTS.B, 5.303%, 11/22/33 ... 1,289 –
a,b
5326604.SQ.FTS.B, 4.563%, 11/23/33 ... 1,332 –
a,b
5330352.SQ.FTS.B, 4.567%, 11/23/33 ... 4,757 –
a,b
5330620.SQ.FTS.B, 4.424%, 11/24/33 ... 262 –
a,b
5331180.SQ.FTS.B, 4.557%, 11/24/33 ... 2,904 –
a,b
5336855.SQ.FTS.B, 2.83%, 11/25/33 .... 660 –
a,b
5337877.SQ.FTS.B, 3.945%, 11/25/33 ... 256 –
a,b
5376799.SQ.FTS.B, 2.083%, 11/27/33 ... 4,624 –
a,b
5368153.SQ.FTS.B, 3.962%, 11/27/33 ... 1,070 –
a,b
5378398.SQ.FTS.B, 4.56%, 11/27/33 .... 32,690 1
a,b
5381030.SQ.FTS.B, 2.347%, 11/28/33 ... 10,498 –
a,b
5381932.SQ.FTS.B, 4.545%, 11/29/33 ... 741 –
a,b
5383396.SQ.FTS.B, 3.302%, 11/30/33 ... 105 –
a,b
5398394.SQ.FTS.B, 3.321%, 11/30/33 ... 777 –
a,b
5383412.SQ.FTS.B, 5.031%, 11/30/33 ... 2,807 –
a,b
5413606.SQ.FTS.B, 4.403%, 12/01/33 ... 2,850 –
a,b
5442439.SQ.FTS.B, 2.865%, 12/02/33 ... 1,242 –
a,b
5440393.SQ.FTS.B, 3.27%, 12/02/33 .... 513 –
a,b
5471332.SQ.FTS.B, 4.017%, 12/03/33 ... 12,560 –
a,b
5471273.SQ.FTS.B, 5.031%, 12/03/33 ... 1,167 –
a,b
5473309.SQ.FTS.B, 3.774%, 12/04/33 ... 1,962 –
a,b
5473236.SQ.FTS.B, 4.403%, 12/04/33 ... 6,897 –
a,b
5472763.SQ.FTS.B, 4.513%, 12/04/33 ... 2,711 –
a,b
5472730.SQ.FTS.B, 4.688%, 12/04/33 ... 3,743 –
a,b
5474033.SQ.FTS.B, 4.548%, 12/05/33 ... 1,011 –
a,b
5502597.SQ.FTS.B, 3.294%, 12/07/33 ... 6,676 –
a,b
5493687.SQ.FTS.B, 3.774%, 12/07/33 ... 1,582 –
a,b
5495244.SQ.FTS.B, 4.068%, 12/07/33 ... 1,565 –
a,b
5504275.SQ.FTS.B, 4.555%, 12/07/33 ... 1,678 –
a,b
5504334.SQ.FTS.B, 5.807%, 12/07/33 ... 2,881 –
a,b
5517225.SQ.FTS.B, 3.983%, 12/08/33 ... 132 –
a,b
5515935.SQ.FTS.B, 4.56%, 12/08/33 .... 168 –
a,b
5515632.SQ.FTS.B, 5.382%, 12/08/33 ... 876 –
a,b
5531634.SQ.FTS.B, 4.068%, 12/09/33 ... 16,877 –
a,b
5530682.SQ.FTS.B, 4.561%, 12/09/33 ... 8,257 –
a,b
5534538.SQ.FTS.B, 4.717%, 12/10/33 ... 3,044 –
a,b
5539742.SQ.FTS.B, 5.031%, 12/11/33 ... 3,222 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5546767.SQ.FTS.B, 4.56%, 12/13/33 .... $ 9,786 $ –
a,b
5542232.SQ.FTS.B, 4.715%, 12/13/33 ... 9,576 –
a,b
5543476.SQ.FTS.B, 4.874%, 12/13/33 ... 697 –
a,b
5553801.SQ.FTS.B, 4.073%, 12/14/33 ... 15,160 –
a,b
5553995.SQ.FTS.B, 4.553%, 12/14/33 ... 680 –
a,b
5551837.SQ.FTS.B, 4.874%, 12/14/33 ... 3,976 –
a,b
5564465.SQ.FTS.B, 3.928%, 12/16/33 ... 3,809 –
a,b
5564400.SQ.FTS.B, 4.228%, 12/16/33 ... 4,180 –
a,b
5564739.SQ.FTS.B, 4.02%, 12/17/33 .... 4,014 1
a,b
5565718.SQ.FTS.B, 4.345%, 12/17/33 ... 1,113 –
a,b
5566977.SQ.FTS.B, 4.564%, 12/17/33 ... 4,680 –
a,b
5565342.SQ.FTS.B, 5.163%, 12/17/33 ... 1,550 –
a,b
5568613.SQ.FTS.B, 4.557%, 12/18/33 ... 7,092 –
a,b
5571039.SQ.FTS.B, 3.304%, 12/20/33 ... 585 –
a,b
5571610.SQ.FTS.B, 4.642%, 12/20/33 ... 10,025 –
a,b
5574449.SQ.FTS.B, 3.774%, 12/21/33 ... 8,365 –
a,b
5574770.SQ.FTS.B, 4.562%, 12/21/33 ... 5,784 –
a,b
5575354.SQ.FTS.B, 4.874%, 12/21/33 ... 1,643 –
a,b
5574619.SQ.FTS.B, 5.941%, 12/21/33 ... 1,300 –
a,b
5578293.SQ.FTS.B, 3.843%, 12/22/33 ... 4,171 –
a,b
5581220.SQ.FTS.B, 2.444%, 12/23/33 ... 2,766 –
a,b
5581428.SQ.FTS.B, 3.384%, 12/23/33 ... 2,217 1
a,b
5581964.SQ.FTS.B, 3.774%, 12/23/33 ... 1,682 1
a,b
5583691.SQ.FTS.B, 3.774%, 12/23/33 ... 1,683 –
a,b
5581405.SQ.FTS.B, 3.935%, 12/23/33 ... 1,215 –
a,b
5582638.SQ.FTS.B, 3.945%, 12/23/33 ... 1,582 –
a,b
5582775.SQ.FTS.B, 4.422%, 12/23/33 ... 565 –
a,b
5585193.SQ.FTS.B, 4.571%, 12/24/33 ... 1,038 –
a,b
5587897.SQ.FTS.B, 4.65%, 12/24/33 .... 21,318 –
a,b
5587763.SQ.FTS.B, 4.718%, 12/24/33 ... 6,170 –
a,b
5588620.SQ.FTS.B, 4.515%, 12/25/33 ... 4,534 –
a,b
5588868.SQ.FTS.B, 4.56%, 12/26/33 .... 2,471 –
a,b
5589268.SQ.FTS.B, 4.587%, 12/26/33 ... 447 –
a,b
5589011.SQ.FTS.B, 4.874%, 12/26/33 ... 996 –
a,b
5593696.SQ.FTS.B, 4.559%, 12/28/33 ... 16,651 –
a,b
5594128.SQ.FTS.B, 5.019%, 12/28/33 ... 3,289 –
a,b
5611249.SQ.FTS.B, 5.282%, 12/30/33 ... 1,749 –
a,b
5609439.SQ.FTS.B, 5.673%, 12/30/33 ... 2,708 –
a,b
5614043.SQ.FTS.B, 3.938%, 1/01/34 .... 260 –
a,b
5629056.SQ.FTS.B, 3.298%, 1/06/34 .... 1,056 –
a,b
5646926.SQ.FTS.B, 3.302%, 1/07/34 .... 4,350 –
a,b
5644715.SQ.FTS.B, 3.774%, 1/07/34 .... 4,969 –
a,b
5644959.SQ.FTS.B, 4.716%, 1/07/34 .... 10,493 –
a,b
5641293.SQ.FTS.B, 5.031%, 1/07/34 .... 1,507 –
a,b
5655805.SQ.FTS.B, 4.559%, 1/09/34 .... 9,103 –
a,b
5655794.SQ.FTS.B, 4.78%, 1/09/34 ..... 265 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5656707.SQ.FTS.B, 3.044%, 1/10/34 .... $ 3,920 $ –
a,b
5656317.SQ.FTS.B, 4.403%, 1/10/34 .... 3,805 –
a,b
5656852.SQ.FTS.B, 4.477%, 1/10/34 .... 716 –
a,b
5656603.SQ.FTS.B, 4.88%, 1/10/34 ..... 271 –
a,b
5661432.SQ.FTS.B, 4.56%, 1/11/34 ..... 27,848 1
a,b
5670099.SQ.FTS.B, 4.129%, 1/12/34 .... 1,442 –
a,b
5666857.SQ.FTS.B, 4.56%, 1/12/34 ..... 50,254 –
a,b
5670219.SQ.FTS.B, 4.563%, 1/12/34 .... 540 –
a,b
5672062.SQ.FTS.B, 5.367%, 1/12/34 .... 957 –
a,b
5672716.SQ.FTS.B, 4.563%, 1/13/34 .... 1,598 –
a,b
5672657.SQ.FTS.B, 5.02%, 1/13/34 ..... 1,819 –
a,b
5689054.SQ.FTS.B, 3.304%, 1/14/34 .... 354 –
a,b
5694752.SQ.FTS.B, 4.403%, 1/14/34 .... 35,953 –
a,b
5702064.SQ.FTS.B, 3.032%, 1/15/34 .... 1,794 –
a,b
5701510.SQ.FTS.B, 3.324%, 1/15/34 .... 251 –
a,b
5696224.SQ.FTS.B, 4.56%, 1/15/34 ..... 4,134 –
a,b
5698837.SQ.FTS.B, 4.563%, 1/15/34 .... 8,377 –
a,b
5703564.SQ.FTS.B, 4.56%, 1/17/34 ..... 5,948 –
a,b
5715524.SQ.FTS.B, 3.302%, 1/19/34 .... 1,945 –
a,b
5714621.SQ.FTS.B, 4.874%, 1/19/34 .... 18,011 –
a,b
5721363.SQ.FTS.B, 3.302%, 1/20/34 .... 47,507 –
a,b
5721008.SQ.FTS.B, 4.557%, 1/20/34 .... 4,207 –
a,b
5720995.SQ.FTS.B, 5.042%, 1/20/34 .... 383 –
a,b
5720196.SQ.FTS.B, 5.499%, 1/20/34 .... 869 –
a,b
5726619.SQ.FTS.B, 4.791%, 1/21/34 .... 11,825 1
a,b
5734473.SQ.FTS.B, 2.638%, 1/22/34 .... 4,239 –
a,b
5733912.SQ.FTS.B, 3.311%, 1/22/34 .... 14,207 1
a,b
5732481.SQ.FTS.B, 4.555%, 1/22/34 .... 913 –
a,b
5739318.SQ.FTS.B, 4.403%, 1/25/34 .... 9,310 –
a,b
5741942.SQ.FTS.B, 3.593%, 1/26/34 .... 5,645 –
a,b
5743692.SQ.FTS.B, 3.305%, 1/27/34 .... 2,366 –
a,b
5743913.SQ.FTS.B, 4.56%, 1/27/34 ..... 14,974 –
a,b
5745525.SQ.FTS.B, 4.562%, 1/27/34 .... 3,073 –
a,b
5756490.SQ.FTS.B, 4.56%, 1/29/34 ..... 28,616 –
a,b
5757294.SQ.FTS.B, 4.403%, 1/30/34 .... 5,660 –
a,b
5756660.SQ.FTS.B, 4.559%, 1/30/34 .... 17,332 –
a,b
5767979.SQ.FTS.B, 3.931%, 2/03/34 .... 2,624 –
a,b
5767523.SQ.FTS.B, 4.309%, 2/03/34 .... 17,755 1
a,b
5769375.SQ.FTS.B, 4.56%, 2/03/34 ..... 2,824 –
a,b
5772616.SQ.FTS.B, 4.562%, 2/04/34 .... 10,404 –
a,b
5774638.SQ.FTS.B, 4.869%, 2/04/34 .... 424 –
a,b
5777849.SQ.FTS.B, 4.556%, 2/05/34 .... 2,753 –
a,b
5775630.SQ.FTS.B, 4.566%, 2/05/34 .... 3,070 –
a,b
5778865.SQ.FTS.B, 4.722%, 2/05/34 .... 1,883 –
a,b
5778637.SQ.FTS.B, 4.883%, 2/05/34 .... 745 –
a,b
5778756.SQ.FTS.B, 4.931%, 2/05/34 .... 2,847 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5779967.SQ.FTS.B, 4.712%, 2/06/34 .... $ 2,379 $ –
a,b
5780239.SQ.FTS.B, 4.405%, 2/07/34 .... 7,900 –
a,b
5782195.SQ.FTS.B, 5.241%, 2/08/34 .... 1,128 –
a,b
5788805.SQ.FTS.B, 4.403%, 2/09/34 .... 20,630 –
a,b
5784888.SQ.FTS.B, 4.563%, 2/09/34 .... 838 –
a,b
5788233.SQ.FTS.B, 4.709%, 2/09/34 .... 881 –
a,b
5789379.SQ.FTS.B, 4.717%, 2/09/34 .... 150 –
a,b
5793198.SQ.FTS.B, 4.121%, 2/10/34 .... 14,656 –
a,b
5796633.SQ.FTS.B, 4.57%, 2/10/34 ..... 2,959 –
a,b
5796654.SQ.FTS.B, 4.874%, 2/10/34 .... 23,973 –
a,b
5795334.SQ.FTS.B, 5.25%, 2/10/34 ..... 2,288 –
a,b
5802042.SQ.FTS.B, 3.064%, 2/11/34 .... 49,428 –
a,b
5805398.SQ.FTS.B, 3.308%, 2/11/34 .... 2,828 –
a,b
5805328.SQ.FTS.B, 4.555%, 2/11/34 .... 297 –
a,b
5801833.SQ.FTS.B, 4.558%, 2/11/34 .... 1,116 –
a,b
5805490.SQ.FTS.B, 4.575%, 2/11/34 .... 629 –
a,b
5804251.SQ.FTS.B, 4.717%, 2/11/34 .... 3,653 –
a,b
5805369.SQ.FTS.B, 5.25%, 2/11/34 ..... 2,188 –
a,b
5808150.SQ.FTS.B, 3.962%, 2/12/34 .... 1,070 –
a,b
5809849.SQ.FTS.B, 4.561%, 2/12/34 .... 2,395 –
a,b
5811504.SQ.FTS.B, 4.686%, 2/12/34 .... 13,131 4
a,b
5816654.SQ.FTS.B, 4.559%, 2/15/34 .... 13,550 –
a,b
5818437.SQ.FTS.B, 4.877%, 2/15/34 .... 1,214 –
a,b
5818633.SQ.FTS.B, 5.262%, 2/15/34 .... 762 –
a,b
5821739.SQ.FTS.B, 4.56%, 2/16/34 ..... 19,441 –
a,b
5821663.SQ.FTS.B, 4.563%, 2/16/34 .... 2,685 –
a,b
5824064.SQ.FTS.B, 4.403%, 2/17/34 .... 16,472 –
a,b
5823402.SQ.FTS.B, 4.528%, 2/17/34 .... 16,653 –
a,b
5824290.SQ.FTS.B, 4.552%, 2/17/34 .... 1,207 –
a,b
5827715.SQ.FTS.B, 4.554%, 2/18/34 .... 3,528 –
a,b
5832996.SQ.FTS.B, 4.52%, 2/19/34 ..... 465 –
a,b
5833744.SQ.FTS.B, 4.552%, 2/19/34 .... 4,166 –
a,b
5831642.SQ.FTS.B, 4.564%, 2/19/34 .... 3,872 –
a,b
5832876.SQ.FTS.B, 4.64%, 2/19/34 ..... 888 –
a,b
5832933.SQ.FTS.B, 5.275%, 2/19/34 .... 871 –
a,b
5835427.SQ.FTS.B, 4.521%, 2/21/34 .... 156 –
a,b
5840032.SQ.FTS.B, 4.56%, 2/23/34 ..... 6,710 –
a,b
5844917.SQ.FTS.B, 3.933%, 2/24/34 .... 2,860 –
a,b
5843566.SQ.FTS.B, 4.56%, 2/24/34 ..... 5,389 –
a,b
5843736.SQ.FTS.B, 5.015%, 2/24/34 .... 1,275 –
a,b
5848650.SQ.FTS.B, 4.814%, 2/25/34 .... 2,710 –
a,b
5853107.SQ.FTS.B, 4.881%, 2/26/34 .... 1,186 –
a,b
5853687.SQ.FTS.B, 5.251%, 2/26/34 .... 1,153 –
a,b
5855247.SQ.FTS.B, 4.306%, 2/27/34 .... 2,503 –
a,b
5862832.SQ.FTS.B, 3.302%, 2/28/34 .... 20,291 4
a,b
5855815.SQ.FTS.B, 4.758%, 2/28/34 .... 2,097 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5856506.SQ.FTS.B, 4.839%, 2/28/34 .... $ 1,492 $ –
a,b
5857271.SQ.FTS.B, 4.909%, 2/28/34 .... 5,828 –
a,b
5873503.SQ.FTS.B, 4.302%, 3/01/34 .... 1,500 –
a,b
5871100.SQ.FTS.B, 4.59%, 3/01/34 ..... 19,844 –
a,b
5872195.SQ.FTS.B, 4.686%, 3/01/34 .... 11,306 –
a,b
5876942.SQ.FTS.B, 5.031%, 3/02/34 .... 11,879 –
a,b
5878878.SQ.FTS.B, 5.11%, 3/05/34 ..... 429 –
a,b
5884476.SQ.FTS.B, 4.435%, 3/07/34 .... 2,124 –
a,b
5884756.SQ.FTS.B, 5.098%, 3/07/34 .... 787 –
a,b
5890737.SQ.FTS.B, 5.158%, 3/08/34 .... 31,239 1
a,b
5891388.SQ.FTS.B, 4.025%, 3/09/34 .... 3,614 –
a,b
5892501.SQ.FTS.B, 4.048%, 3/09/34 .... 760 –
a,b
5894049.SQ.FTS.B, 4.59%, 3/09/34 ..... 5,935 –
a,b
5894227.SQ.FTS.B, 4.941%, 3/09/34 .... 6,594 –
a,b
5893120.SQ.FTS.B, 5.037%, 3/09/34 .... 3,245 –
a,b
5892907.SQ.FTS.B, 5.1%, 3/09/34 ...... 2,548 –
a,b
5892236.SQ.FTS.B, 5.29%, 3/09/34 ..... 756 –
a,b
5899146.SQ.FTS.B, 5.1%, 3/12/34 ...... 1,011 –
a,b
5902039.SQ.FTS.B, 4.716%, 3/13/34 .... 4,574 –
a,b
5900966.SQ.FTS.B, 4.738%, 3/13/34 .... 1,908 –
a,b
5902007.SQ.FTS.B, 5.187%, 3/13/34 .... 1,148 –
a,b
5900522.SQ.FTS.B, 5.516%, 3/13/34 .... 449 –
a,b
5908792.SQ.FTS.B, 4.438%, 3/15/34 .... 3,835 –
a,b
5909844.SQ.FTS.B, 4.905%, 3/15/34 .... 8,247 –
a,b
5907307.SQ.FTS.B, 5.031%, 3/15/34 .... 4,223 –
a,b
5912454.SQ.FTS.B, 4.946%, 3/16/34 .... 2,264 –
a,b
5911132.SQ.FTS.B, 5.031%, 3/16/34 .... 31,967 –
a,b
5912428.SQ.FTS.B, 5.031%, 3/16/34 .... 2,401 1
a,b
5912708.SQ.FTS.B, 5.378%, 3/16/34 .... 1,135 –
a,b
5913409.SQ.FTS.B, 4.308%, 3/17/34 .... 2,690 –
a,b
5914346.SQ.FTS.B, 5.541%, 3/18/34 .... 208 –
a,b
5917893.SQ.FTS.B, 4.435%, 3/19/34 .... 14,136 1
a,b
5918205.SQ.FTS.B, 4.915%, 3/19/34 .... 693 –
a,b
5917212.SQ.FTS.B, 5.084%, 3/19/34 .... 1,502 –
a,b
5916186.SQ.FTS.B, 5.188%, 3/19/34 .... 3,408 –
a,b
5918972.SQ.FTS.B, 4.526%, 3/20/34 .... 8,974 –
a,b
5922077.SQ.FTS.B, 5.179%, 3/20/34 .... 1,538 –
a,b
5918675.SQ.FTS.B, 5.211%, 3/20/34 .... 305 –
a,b
5921964.SQ.FTS.B, 5.223%, 3/20/34 .... 623 –
a,b
5921812.SQ.FTS.B, 5.536%, 3/20/34 .... 1,536 –
a,b
5923853.SQ.FTS.B, 4.528%, 3/21/34 .... 34,589 –
a,b
5928998.SQ.FTS.B, 4.747%, 3/22/34 .... 4,209 –
a,b
5927683.SQ.FTS.B, 5.372%, 3/22/34 .... 4,609 –
a,b
5936987.SQ.FTS.B, 4.74%, 3/26/34 ..... 631 –
a,b
5940897.SQ.FTS.B, 3.93%, 3/27/34 ..... 6,239 –
a,b
5945156.SQ.FTS.B, 4.744%, 3/28/34 .... 1,573 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5950020.SQ.FTS.B, 5.438%, 3/29/34 .... $ 2,365 $ –
a,b
5953421.SQ.FTS.B, 4.306%, 3/30/34 .... 3,220 –
a,b
5953778.SQ.FTS.B, 5.196%, 3/30/34 .... 470 –
a,b
5955157.SQ.FTS.B, 5.464%, 3/30/34 .... 946 –
a,b
5960313.SQ.FTS.B, 3.937%, 4/03/34 .... 630 –
a,b
5958081.SQ.FTS.B, 4.845%, 4/03/34 .... 1,192 –
a,b
5960150.SQ.FTS.B, 5.031%, 4/03/34 .... 2,473 –
a,b
5960372.SQ.FTS.B, 5.091%, 4/03/34 .... 215 –
a,b
5961632.SQ.FTS.B, 4.31%, 4/04/34 ..... 10,451 –
a,b
5960736.SQ.FTS.B, 5.441%, 4/04/34 .... 9,716 –
a,b
5973170.SQ.FTS.B, 4.758%, 4/06/34 .... 733 –
a,b
5977275.SQ.FTS.B, 3.932%, 4/07/34 .... 12,616 –
a,b
5977823.SQ.FTS.B, 4.73%, 4/07/34 ..... 855 –
a,b
5984496.SQ.FTS.B, 5.522%, 4/11/34 .... 1,089 –
a,b
5986301.SQ.FTS.B, 4.434%, 4/12/34 .... 1,805 –
a,b
5985197.SQ.FTS.B, 4.745%, 4/12/34 .... 2,325 1
a,b
5991306.SQ.FTS.B, 5.031%, 4/13/34 .... 1,478 –
a,b
5992494.SQ.FTS.B, 5.164%, 4/13/34 .... 30 –
a,b
5993993.SQ.FTS.B, 5.179%, 4/14/34 .... 738 –
a,b
6000281.SQ.FTS.B, 4.515%, 4/17/34 .... 394 –
a,b
6000300.SQ.FTS.B, 5.379%, 4/17/34 .... 2,058 –
a,b
6002949.SQ.FTS.B, 5.418%, 4/18/34 .... 628 –
a,b
6010749.SQ.FTS.B, 4.524%, 4/20/34 .... 1,573 –
a,b
6012358.SQ.FTS.B, 4.527%, 4/20/34 .... 713 –
a,b
6011014.SQ.FTS.B, 5.275%, 4/20/34 .... 1,209 –
a,b
6012743.SQ.FTS.B, 4.59%, 4/21/34 ..... 8,938 –
a,b
6013463.SQ.FTS.B, 5.19%, 4/21/34 ..... 5,991 –
a,b
6016649.SQ.FTS.B, 4.773%, 4/23/34 .... 380 –
a,b
6016723.SQ.FTS.B, 4.93%, 4/23/34 ..... 2,068 –
a,b
6027166.SQ.FTS.B, 4.534%, 4/26/34 .... 2,396 –
a,b
6024650.SQ.FTS.B, 4.757%, 4/26/34 .... 1,830 –
a,b
6027397.SQ.FTS.B, 5.199%, 4/26/34 .... 1,633 –
a,b
6024496.SQ.FTS.B, 5.538%, 4/26/34 .... 5,106 –
a,b
6036390.SQ.FTS.B, 5.013%, 4/28/34 .... 356 –
a,b
6035360.SQ.FTS.B, 5.439%, 4/28/34 .... 1,397 –
a,b
6037075.SQ.FTS.B, 5.442%, 4/29/34 .... 2,702 –
a,b
6045560.SQ.FTS.B, 5.157%, 5/01/34 .... 1,003 –
a,b
6046999.SQ.FTS.B, 4.748%, 5/02/34 .... 586 –
a,b
6047712.SQ.FTS.B, 4.907%, 5/02/34 .... 8,819 1
a,b
6047637.SQ.FTS.B, 5.511%, 5/02/34 .... 629 –
a,b
6054000.SQ.FTS.B, 4.909%, 5/03/34 .... 3,298 –
a,b
6051734.SQ.FTS.B, 5.443%, 5/03/34 .... 7,797 –
a,b
6050979.SQ.FTS.B, 5.536%, 5/03/34 .... 2,052 –
a,b
6062202.SQ.FTS.B, 3.93%, 5/07/34 ..... 3,703 –
a,b
6066747.SQ.FTS.B, 5.284%, 5/08/34 .... 4,039 –
a,b
6108715.SQ.FTS.B, 4.775%, 5/09/34 .... 138 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6123389.SQ.FTS.B, 4.532%, 5/10/34 .... $ 404 $ –
a,b
6123772.SQ.FTS.B, 4.901%, 5/10/34 .... 4,168 –
a,b
6126544.SQ.FTS.B, 4.725%, 5/12/34 .... 156 –
a,b
6126498.SQ.FTS.B, 4.755%, 5/12/34 .... 1,036 –
a,b
6136825.SQ.FTS.B, 4.524%, 5/16/34 .... 2,392 –
a,b
6136354.SQ.FTS.B, 4.904%, 5/16/34 .... 6,097 –
a,b
6135095.SQ.FTS.B, 5.267%, 5/16/34 .... 749 –
a,b
6142889.SQ.FTS.B, 4.914%, 5/17/34 .... 1,621 –
a,b
6143114.SQ.FTS.B, 5.036%, 5/17/34 .... 1,454 –
a,b
6140505.SQ.FTS.B, 5.381%, 5/17/34 .... 3,963 –
a,b
6140493.SQ.FTS.B, 5.456%, 5/17/34 .... 186 –
a,b
6140691.SQ.FTS.B, 5.533%, 5/17/34 .... 3,669 –
a,b
6145923.SQ.FTS.B, 4.757%, 5/18/34 .... 967 –
a,b
6149563.SQ.FTS.B, 4.746%, 5/21/34 .... 2,619 –
a,b
6152853.SQ.FTS.B, 4.749%, 5/22/34 .... 56,251 –
a,b
6160881.SQ.FTS.B, 4.748%, 5/24/34 .... 4,729 –
a,b
6163213.SQ.FTS.B, 4.313%, 5/25/34 .... 5,720 –
a,b
6163054.SQ.FTS.B, 4.53%, 5/25/34 ..... 7,614 –
a,b
6165760.SQ.FTS.B, 5.535%, 5/27/34 .... 2,769 –
a,b
6183434.SQ.FTS.B, 5.286%, 6/02/34 .... 527 –
a,b
6192486.SQ.FTS.B, 4.747%, 6/06/34 .... 3,185 –
a,b
6192461.SQ.FTS.B, 5.528%, 6/06/34 .... 1,016 –
a,b
6205648.SQ.FTS.B, 4.751%, 6/08/34 .... 1,955 –
a,b
6210528.SQ.FTS.B, 5.284%, 6/11/34 .... 10,451 –
a,b
6214190.SQ.FTS.B, 5.414%, 6/12/34 .... 610 –
a,b
6215457.SQ.FTS.B, 5.423%, 6/13/34 .... 302 –
a,b
6215908.SQ.FTS.B, 5.544%, 6/13/34 .... 488 –
a,b
6220236.SQ.FTS.B, 4.735%, 6/14/34 .... 669 –
a,b
6226015.SQ.FTS.B, 5.031%, 6/15/34 .... 3,446 –
a,b
6235468.SQ.FTS.B, 5.031%, 6/17/34 .... 2,236 –
a,b
6243419.SQ.FTS.B, 5.031%, 6/20/34 .... 7,274 –
a,b
6245712.SQ.FTS.B, 4.906%, 6/21/34 .... 5,446 –
a,b
6244954.SQ.FTS.B, 5.379%, 6/21/34 .... 8,954 –
a,b
6255252.SQ.FTS.B, 4.748%, 6/24/34 .... 2,186 –
a,b
6258547.SQ.FTS.B, 5.469%, 6/27/34 .... 6,260 –
a,b
6261595.SQ.FTS.B, 4.969%, 6/28/34 .... 26,584 2
a,b
6270813.SQ.FTS.B, 5.46%, 6/30/34 ..... 1,115 –
a,b
6270889.SQ.FTS.B, 5.762%, 6/30/34 .... 1,378 –
a,b
6271434.SQ.FTS.B, 4.968%, 7/01/34 .... 674 –
a,b
6274028.SQ.FTS.B, 5.252%, 7/03/34 .... 7,166 –
a,b
6275869.SQ.FTS.B, 5.377%, 7/04/34 .... 8,494 –
a,b
6278505.SQ.FTS.B, 5.771%, 7/04/34 .... 364 –
a,b
6281173.SQ.FTS.B, 4.752%, 7/05/34 .... 574 –
a,b
6285882.SQ.FTS.B, 5.255%, 7/07/34 .... 3,875 –
a,b
6297788.SQ.FTS.B, 5.444%, 7/12/34 .... 884 –
a,b
6304026.SQ.FTS.B, 4.528%, 7/14/34 .... 4,503 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6314871.SQ.FTS.B, 5.753%, 7/19/34 .... $ 303 $ –
a,b
6319360.SQ.FTS.B, 4.966%, 7/21/34 .... 5,121 –
a,b
6320273.SQ.FTS.B, 4.748%, 7/22/34 .... 25,170 –
a,b
6321367.SQ.FTS.B, 5.738%, 7/23/34 .... 661 –
a,b
6356496.SQ.FTS.B, 5.126%, 7/25/34 .... 17,258 1
a,b
6365762.SQ.FTS.B, 4.751%, 7/28/34 .... 10,292 1
a,b
6366494.SQ.FTS.B, 5.682%, 7/29/34 .... 403 –
a,b
6369144.SQ.FTS.B, 5.251%, 7/30/34 .... 10,787 –
a,b
6378771.SQ.FTS.B, 5.441%, 8/02/34 .... 1,938 –
a,b
6389131.SQ.FTS.B, 5.377%, 8/06/34 .... 18,484 –
a,b
6390695.SQ.FTS.B, 5.603%, 8/07/34 .... 554 –
a,b
6406738.SQ.FTS.B, 5.469%, 8/13/34 .... 2,921 –
a,b
6412810.SQ.FTS.B, 4.751%, 8/15/34 .... 10,080 –
a,b
6419039.SQ.FTS.B, 5.377%, 8/16/34 .... 13,386 –
a,b
6420892.SQ.FTS.B, 5.378%, 8/16/34 .... 8,853 1
a,b
6424077.SQ.FTS.B, 5.604%, 8/17/34 .... 3,020 –
a,b
6425168.SQ.FTS.B, 5.466%, 8/19/34 .... 4,759 –
a,b
6429767.SQ.FTS.B, 5.597%, 8/21/34 .... 7,138 –
a,b
6442143.SQ.FTS.B, 5.448%, 8/24/34 .... 624 –
a,b
6444790.SQ.FTS.B, 5.472%, 8/25/34 .... 2,054 –
a,b
6450208.SQ.FTS.B, 4.965%, 8/28/34 .... 2,651 –
a,b
6452261.SQ.FTS.B, 4.968%, 8/28/34 .... 17,124 1
a,b
6453792.SQ.FTS.B, 5.471%, 9/01/34 .... 10,859 1
a,b
6458130.SQ.FTS.B, 4.97%, 9/02/34 ..... 1,801 –
a,b
6457685.SQ.FTS.B, 5.25%, 9/02/34 ..... 5,638 –
a,b
6458789.SQ.FTS.B, 5.25%, 9/02/34 ..... 637 –
a,b
6464461.SQ.FTS.B, 5.749%, 9/04/34 .... 634 –
a,b
6464900.SQ.FTS.B, 4.963%, 9/05/34 .... 4,011 –
a,b
6464819.SQ.FTS.B, 5.473%, 9/05/34 .... 4,031 –
a,b
6468011.SQ.FTS.B, 5.131%, 9/06/34 .... 2,262 –
a,b
6469480.SQ.FTS.B, 4.748%, 9/07/34 .... 20,372 –
a,b
6490386.SQ.FTS.B, 5.252%, 9/14/34 .... 1,645 1
a,b
6501697.SQ.FTS.B, 4.963%, 9/16/34 .... 372 –
a,b
6502565.SQ.FTS.B, 5.73%, 9/16/34 ..... 336 –
a,b
6501410.SQ.FTS.B, 6.166%, 9/16/34 .... 2,005 –
a,b
6502765.SQ.FTS.B, 4.528%, 9/17/34 .... 2,342 –
a,b
6504374.SQ.FTS.B, 4.749%, 9/17/34 .... 6,570 –
a,b
6503327.SQ.FTS.B, 5.127%, 9/17/34 .... 5,315 –
a,b
6506259.SQ.FTS.B, 4.845%, 9/18/34 .... 5,850 1
a,b
6506724.SQ.FTS.B, 5.445%, 9/19/34 .... 191 –
a,b
6509194.SQ.FTS.B, 5.252%, 9/20/34 .... 9,768 –
a,b
6516876.SQ.FTS.B, 4.309%, 9/22/34 .... 3,687 –
a,b
6524458.SQ.FTS.B, 4.757%, 9/24/34 .... 1,541 –
a,b
6526166.SQ.FTS.B, 4.743%, 9/25/34 .... 747 –
a,b
6526193.SQ.FTS.B, 5.364%, 9/25/34 .... 1,054 –
a,b
6527382.SQ.FTS.B, 4.528%, 9/27/34 .... 8,363 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6532408.SQ.FTS.B, 4.964%, 9/28/34 .... $ 3,788 $ –
a,b
6537870.SQ.FTS.B, 5.593%, 9/29/34 .... 219 –
a,b
6538002.SQ.FTS.B, 5.741%, 9/29/34 .... 1,103 –
a,b
6543316.SQ.FTS.B, 5.432%, 9/30/34 .... 3,927 –
a,b
6541945.SQ.FTS.B, 5.755%, 9/30/34 .... 6,200 –
a,b
6548015.SQ.FTS.B, 6.077%, 10/02/34 ... 2,395 –
a,b
6548822.SQ.FTS.B, 5.428%, 10/03/34 ... 1,334 –
a,b
6552657.SQ.FTS.B, 4.845%, 10/04/34 ... 2,239 –
a,b
6554014.SQ.FTS.B, 5.128%, 10/04/34 ... 910 –
a,b
6562473.SQ.FTS.B, 5.598%, 10/06/34 ... 15,241 2
a,b
6567346.SQ.FTS.B, 4.528%, 10/09/34 ... 936 –
a,b
6569506.SQ.FTS.B, 5.18%, 10/10/34 .... 1,090 –
a,b
6570382.SQ.FTS.B, 5.438%, 10/10/34 ... 8,264 –
a,b
6567760.SQ.FTS.B, 5.747%, 10/10/34 ... 653 –
a,b
6577330.SQ.FTS.B, 5.375%, 10/12/34 ... 1,583 –
a,b
6584579.SQ.FTS.B, 4.767%, 10/14/34 ... 136 –
a,b
6590809.SQ.FTS.B, 5.377%, 10/17/34 ... 2,847 1
a,b
6590448.SQ.FTS.B, 5.38%, 10/17/34 .... 1,824 –
a,b
6591260.SQ.FTS.B, 5.434%, 10/17/34 ... 2,973 –
a,b
6589068.SQ.FTS.B, 5.44%, 10/17/34 .... 6,446 –
a,b
6593772.SQ.FTS.B, 6.417%, 10/18/34 ... 7,748 –
a,b
6596418.SQ.FTS.B, 5.765%, 10/19/34 ... 802 –
a,b
6601765.SQ.FTS.B, 5.18%, 10/21/34 .... 2,098 –
a,b
6607285.SQ.FTS.B, 4.655%, 10/24/34 ... 3,831 1
a,b
6610631.SQ.FTS.B, 5.129%, 10/25/34 ... 5,370 –
a,b
6609951.SQ.FTS.B, 5.571%, 10/25/34 ... 859 –
a,b
6622368.SQ.FTS.B, 5.751%, 10/28/34 ... 2,757 –
a,b
6624836.SQ.FTS.B, 6.132%, 10/29/34 ... 266 –
a,b
6627196.SQ.FTS.B, 4.783%, 11/01/34 ... 191 –
a,b
6627396.SQ.FTS.B, 5.569%, 11/01/34 ... 8,593 –
a,b
6631659.SQ.FTS.B, 6.262%, 11/02/34 ... 2,159 –
a,b
6635230.SQ.FTS.B, 5.754%, 11/03/34 ... 61,854 –
a,b
6641603.SQ.FTS.B, 4.746%, 11/05/34 ... 1,337 –
a,b
6645579.SQ.FTS.B, 4.934%, 11/07/34 ... 2,173 –
a,b
6648200.SQ.FTS.B, 5.756%, 11/08/34 ... 3,585 –
a,b
6646196.SQ.FTS.B, 6.276%, 11/08/34 ... 345 –
a,b
6655118.SQ.FTS.B, 4.939%, 11/10/34 ... 1,933 –
a,b
6666031.SQ.FTS.B, 5.447%, 11/14/34 ... 1,690 –
a,b
6667033.SQ.FTS.B, 5.378%, 11/15/34 ... 3,156 –
a,b
6669109.SQ.FTS.B, 5.43%, 11/15/34 .... 394 –
a,b
6669028.SQ.FTS.B, 5.438%, 11/15/34 ... 981 –
a,b
6668228.SQ.FTS.B, 6.16%, 11/15/34 .... 1,149 –
a,b
6667810.SQ.FTS.B, 6.249%, 11/15/34 ... 2,693 –
a,b
6674370.SQ.FTS.B, 5.753%, 11/17/34 ... 12,265 1
a,b
6679967.SQ.FTS.B, 5.189%, 11/18/34 ... 56,591 –
a,b
6678246.SQ.FTS.B, 6.409%, 11/18/34 ... 188 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6685190.SQ.FTS.B, 6.257%, 11/20/34 ... $ 8,219 $ 1
a,b
6685864.SQ.FTS.B, 6.191%, 11/21/34 ... 219 –
a,b
6689080.SQ.FTS.B, 5.758%, 11/22/34 ... 3,318 –
a,b
6692358.SQ.FTS.B, 5.558%, 11/23/34 ... 1,578 –
a,b
6692474.SQ.FTS.B, 6.255%, 11/23/34 ... 7,433 –
a,b
6696092.SQ.FTS.B, 5.754%, 11/24/34 ... 1,280 –
a,b
6705796.SQ.FTS.B, 5.568%, 11/26/34 ... 7,590 –
a,b
6707813.SQ.FTS.B, 5.762%, 11/27/34 ... 271 –
a,b
6709168.SQ.FTS.B, 5.189%, 11/29/34 ... 33,347 6
a,b
6719237.SQ.FTS.B, 4.749%, 12/01/34 ... 4,055 1
a,b
6726121.SQ.FTS.B, 4.754%, 12/03/34 ... 582 –
a,b
6725887.SQ.FTS.B, 5.378%, 12/03/34 ... 167 –
a,b
6733364.SQ.FTS.B, 5.756%, 12/06/34 ... 4,753 –
a,b
6735811.SQ.FTS.B, 5.374%, 12/07/34 ... 1,795 1
a,b
6746302.SQ.FTS.B, 5.377%, 12/09/34 ... 1,600 –
a,b
6744525.SQ.FTS.B, 5.755%, 12/09/34 ... 48,006 17
a,b
6746943.SQ.FTS.B, 5.46%, 12/10/34 .... 669 –
a,b
6747235.SQ.FTS.B, 5.562%, 12/10/34 ... 3,203 1
a,b
6749349.SQ.FTS.B, 4.727%, 12/12/34 ... 835 –
a,b
6753977.SQ.FTS.B, 5.442%, 12/13/34 ... 4,775 1
a,b
6756917.SQ.FTS.B, 5.191%, 12/14/34 ... 5,761 2
a,b
6756576.SQ.FTS.B, 5.755%, 12/14/34 ... 1,008 –
a,b
6763757.SQ.FTS.B, 5.387%, 12/15/34 ... 1,591 –
a,b
6763456.SQ.FTS.B, 5.752%, 12/15/34 ... 5,352 2
a,b
6771935.SQ.FTS.B, 5.38%, 12/20/34 .... 6,622 5
a,b
6776773.SQ.FTS.B, 6.007%, 12/21/34 ... 57,840 1
a,b
6784616.SQ.FTS.B, 6.257%, 12/23/34 ... 13,566 1
a,b
6786396.SQ.FTS.B, 6.005%, 12/24/34 ... 6,516 10
a,b
6790513.SQ.FTS.B, 5.18%, 12/26/34 .... 2,508 1
a,b
6788880.SQ.FTS.B, 6.257%, 12/26/34 ... 372 –
a,b
6791327.SQ.FTS.B, 6.427%, 12/27/34 ... 647 –
a,b
6800352.SQ.FTS.B, 4.94%, 12/29/34 .... 1,588 1
a,b
6800307.SQ.FTS.B, 5.386%, 12/29/34 ... 1,066 –
a,b
6807789.SQ.FTS.B, 4.74%, 12/30/34 .... 2,456 1
a,b
6809289.SQ.FTS.B, 5.19%, 1/02/35 ..... 12,073 21
a,b
6811597.SQ.FTS.B, 5.441%, 1/03/35 .... 986 2
a,b
6812155.SQ.FTS.B, 5.451%, 1/03/35 .... 2,586 2
a,b
6811299.SQ.FTS.B, 5.562%, 1/03/35 .... 84 6
a,b
6811743.SQ.FTS.B, 6.251%, 1/03/35 .... 1,083 30
a,b
6814032.SQ.FTS.B, 5.577%, 1/05/35 .... 673 1
a,b
6823837.SQ.FTS.B, 5.441%, 1/07/35 .... 8,236 15
a,b
6822498.SQ.FTS.B, 6.267%, 1/07/35 .... 1,020 1
a,b
6830462.SQ.FTS.B, 4.724%, 1/10/35 .... 832 1
a,b
6829019.SQ.FTS.B, 6.257%, 1/10/35 .... 2,958 1
a,b
6832199.SQ.FTS.B, 5.377%, 1/11/35 .... 2,706 2
a,b
6833495.SQ.FTS.B, 6.015%, 1/11/35 .... 379 1
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6836420.SQ.FTS.B, 5.377%, 1/12/35 .... $ 3,658 $ 5
a,b
6836010.SQ.FTS.B, 5.566%, 1/12/35 .... 3,628 2
a,b
6841524.SQ.FTS.B, 4.773%, 1/13/35 .... 146 –
a,b
6840245.SQ.FTS.B, 6.004%, 1/13/35 .... 4,185 52
a,b
6845464.SQ.FTS.B, 5.567%, 1/15/35 .... 876 2
a,b
6861516.SQ.FTS.B, 4.751%, 1/20/35 .... 2,500 6
a,b
6860790.SQ.FTS.B, 6.009%, 1/20/35 .... 4,246 9
a,b
6858335.SQ.FTS.B, 6.42%, 1/20/35 ..... 705 1
a,b
6864423.SQ.FTS.B, 5.566%, 1/21/35 .... 8,861 10
a,b
6863964.SQ.FTS.B, 6%, 1/21/35 ....... 1,197 1
a,b
6864699.SQ.FTS.B, 5.439%, 1/22/35 .... 84 –
a,b
6865584.SQ.FTS.B, 5.378%, 1/23/35 .... 15,464 10
a,b
6867693.SQ.FTS.B, 4.654%, 1/24/35 .... 7,462 11
a,b
6869515.SQ.FTS.B, 4.935%, 1/25/35 .... 7,609 12
a,b
6878251.SQ.FTS.B, 5.566%, 1/27/35 .... 15,208 25
a,b
6878142.SQ.FTS.B, 5.576%, 1/27/35 .... 1,481 1
a,b
6884628.SQ.FTS.B, 6.263%, 1/29/35 .... 292 –
a,b
6884701.SQ.FTS.B, 6.422%, 1/29/35 .... 810 23
a,b
6888984.SQ.FTS.B, 4.935%, 1/31/35 .... 6,130 578
a,b
6888845.SQ.FTS.B, 5.438%, 1/31/35 .... 2,177 2
a,b
6891737.SQ.FTS.B, 5.75%, 2/01/35 ..... 1,984 11
a,b
6903970.SQ.FTS.B, 4.75%, 2/04/35 ..... 2,610 3
a,b
6904150.SQ.FTS.B, 5.377%, 2/04/35 .... 26,246 2,509
a,b
6904916.SQ.FTS.B, 5.178%, 2/05/35 .... 97 3
a,b
6904370.SQ.FTS.B, 6.161%, 2/05/35 .... 3,220 7
a,b
6910971.SQ.FTS.B, 5.376%, 2/08/35 .... 21,142 46
a,b
6909059.SQ.FTS.B, 6.263%, 2/08/35 .... 3,599 1
a,b
6923831.SQ.FTS.B, 6.181%, 2/15/35 .... 1,021 –
a,b
6933459.SQ.FTS.B, 4.755%, 2/17/35 .... 2,173 2
a,b
6933558.SQ.FTS.B, 5.447%, 2/17/35 .... 3,195 9
a,b
6935864.SQ.FTS.B, 5.566%, 2/17/35 .... 2,480 201
a,b
6937431.SQ.FTS.B, 4.94%, 2/18/35 ..... 2,039 2
a,b
6937013.SQ.FTS.B, 5.189%, 2/18/35 .... 2,482 341
a,b
6937698.SQ.FTS.B, 5.193%, 2/18/35 .... 1,399 4
a,b
6944346.SQ.FTS.B, 4.78%, 2/21/35 ..... 341 1
a,b
6944112.SQ.FTS.B, 5.439%, 2/21/35 .... 7,643 22
a,b
6945544.SQ.FTS.B, 5.567%, 2/21/35 .... 747 3
a,b
6943747.SQ.FTS.B, 5.756%, 2/21/35 .... 15,422 5
a,b
6949409.SQ.FTS.B, 4.78%, 2/22/35 ..... 295 –
a,b
6952926.SQ.FTS.B, 5.384%, 2/23/35 .... 944 3
a,b
6951159.SQ.FTS.B, 6.006%, 2/23/35 .... 5,681 5
a,b
6961097.SQ.FTS.B, 6.264%, 2/25/35 .... 4,906 4
a,b
6962747.SQ.FTS.B, 5.442%, 2/26/35 .... 543 2
a,b
6962536.SQ.FTS.B, 5.566%, 2/26/35 .... 252 1
a,b
6962505.SQ.FTS.B, 5.569%, 2/26/35 .... 367 52
a,b
6963222.SQ.FTS.B, 6.165%, 2/27/35 .... 1,355 2

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6967101.SQ.FTS.B, 4.94%, 2/28/35 ..... $ 1,945 $ 329
a,b
6967045.SQ.FTS.B, 5.183%, 2/28/35 .... 3,977 8
a,b
6968588.SQ.FTS.B, 5.192%, 2/28/35 .... 2,014 21
a,b
6967472.SQ.FTS.B, 5.377%, 2/28/35 .... 16,292 4
a,b
6978300.SQ.FTS.B, 5.567%, 2/28/35 .... 21,968 67
a,b
6983553.SQ.FTS.B, 4.938%, 3/01/35 .... 2,540 6
a,b
6986554.SQ.FTS.B, 4.651%, 3/04/35 .... 1,276 207
a,b
6986599.SQ.FTS.B, 5.574%, 3/04/35 .... 1,319 3
a,b
6987258.SQ.FTS.B, 5.777%, 3/04/35 .... 1,351 2
a,b
6986458.SQ.FTS.B, 6.171%, 3/04/35 .... 107 –
a,b
6993229.SQ.FTS.B, 5.762%, 3/06/35 .... 1,553 3
a,b
6990423.SQ.FTS.B, 6.422%, 3/06/35 .... 2,051 4
a,b
6995636.SQ.FTS.B, 6.168%, 3/07/35 .... 300 1
a,b
6997762.SQ.FTS.B, 6.179%, 3/07/35 .... 191 –
a,b
7003292.SQ.FTS.B, 4.75%, 3/10/35 ..... 12,154 18
a,b
7003650.SQ.FTS.B, 5.193%, 3/10/35 .... 2,995 18
a,b
7009641.SQ.FTS.B, 6.005%, 3/12/35 .... 12,183 25
a,b
7016321.SQ.FTS.B, 5.189%, 3/14/35 .... 38,547 101
a,b
7020990.SQ.FTS.B, 5.19%, 3/15/35 ..... 9,252 20
a,b
7025720.SQ.FTS.B, 5.378%, 3/17/35 .... 3,925 17
a,b
7032794.SQ.FTS.B, 5.566%, 3/19/35 .... 3,493 11
a,b
7043570.SQ.FTS.B, 6.415%, 3/21/35 .... 27,825 76
a,b
7044059.SQ.FTS.B, 6.422%, 3/22/35 .... 1,281 4
a,b
7061463.SQ.FTS.B, 5.19%, 3/28/35 ..... 14,436 27
a,b
7061389.SQ.FTS.B, 5.559%, 3/28/35 .... 1,542 8
a,b
7067466.SQ.FTS.B, 6.248%, 3/29/35 .... 1,121 4
a,b
7068948.SQ.FTS.B, 6.013%, 3/30/35 .... 3,321 9
a,b
7073426.SQ.FTS.B, 6.259%, 4/02/35 .... 3,817 951
a,b
7077567.SQ.FTS.B, 5.375%, 4/03/35 .... 7,677 34
a,b
7077718.SQ.FTS.B, 5.425%, 4/03/35 .... 499 1
a,b
7080219.SQ.FTS.B, 5.751%, 4/04/35 .... 292 1
a,b
7085488.SQ.FTS.B, 4.934%, 4/05/35 .... 69 16
a,b
7088740.SQ.FTS.B, 5.376%, 4/05/35 .... 9,584 105
a,b
7087923.SQ.FTS.B, 6.006%, 4/05/35 .... 9,288 29
a,b
7086293.SQ.FTS.B, 6.01%, 4/05/35 ..... 3,449 10
a,b
7091848.SQ.FTS.B, 5.749%, 4/06/35 .... 3,720 16
a,b
7094035.SQ.FTS.B, 4.943%, 4/09/35 .... 2,873 15
a,b
7097395.SQ.FTS.B, 5.189%, 4/10/35 .... 23,684 108
a,b
7097160.SQ.FTS.B, 5.752%, 4/10/35 .... 773 3
a,b
7105122.SQ.FTS.B, 4.937%, 4/12/35 .... 3,498 14
a,b
7106887.SQ.FTS.B, 5.19%, 4/12/35 ..... 14,205 71
a,b
7113491.SQ.FTS.B, 5.751%, 4/15/35 .... 1,744 5
a,b
7113005.SQ.FTS.B, 6.255%, 4/15/35 .... 6,711 10
a,b
7116821.SQ.FTS.B, 5.189%, 4/16/35 .... 28,095 89
a,b
7115476.SQ.FTS.B, 6.257%, 4/16/35 .... 6,351 14
a,b
7121176.SQ.FTS.B, 5.565%, 4/17/35 .... 3,277 11
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7120797.SQ.FTS.B, 6.164%, 4/17/35 .... $ 20,220 $ 51
a,b
7123188.SQ.FTS.B, 4.756%, 4/18/35 .... 423 1
a,b
7121532.SQ.FTS.B, 5.567%, 4/18/35 .... 1,181 2
a,b
7134683.SQ.FTS.B, 5.995%, 4/19/35 .... 1,675 4
a,b
7147738.SQ.FTS.B, 5.186%, 4/24/35 .... 5,181 1,478
a,b
7154428.SQ.FTS.B, 4.756%, 4/25/35 .... 2,177 7
a,b
7151519.SQ.FTS.B, 5.759%, 4/25/35 .... 7,613 13
a,b
7156753.SQ.FTS.B, 4.654%, 4/26/35 .... 4,816 18
a,b
7164816.SQ.FTS.B, 5.382%, 4/28/35 .... 1,637 5
a,b
7173156.SQ.FTS.B, 5.759%, 4/30/35 .... 1,928 7
a,b
7176877.SQ.FTS.B, 5.578%, 5/01/35 .... 1,630 127
a,b
7179248.SQ.FTS.B, 4.941%, 5/02/35 .... 3,816 954
a,b
7183135.SQ.FTS.B, 5.388%, 5/02/35 .... 1,534 7
a,b
7179389.SQ.FTS.B, 5.566%, 5/02/35 .... 3,065 24
a,b
7187135.SQ.FTS.B, 4.656%, 5/03/35 .... 4,189 1,256
a,b
7187093.SQ.FTS.B, 6.002%, 5/03/35 .... 1,566 6
a,b
7188188.SQ.FTS.B, 4.745%, 5/04/35 .... 603 5
a,b
7193396.SQ.FTS.B, 6.419%, 5/06/35 .... 1,121 3
a,b
7196348.SQ.FTS.B, 5.377%, 5/07/35 .... 11,631 63
a,b
7194348.SQ.FTS.B, 6.251%, 5/07/35 .... 3,248 14
a,b
7197655.SQ.FTS.B, 4.933%, 5/08/35 .... 3,446 30
a,b
7200476.SQ.FTS.B, 6.01%, 5/08/35 ..... 2,032 8
a,b
7209211.SQ.FTS.B, 5.19%, 5/10/35 ..... 14,325 129
a,b
7209663.SQ.FTS.B, 5.759%, 5/10/35 .... 2,737 8
a,b
7210903.SQ.FTS.B, 4.653%, 5/11/35 .... 5,395 48
a,b
7211511.SQ.FTS.B, 5.377%, 5/11/35 ..... 9,115 76
a,b
7216608.SQ.FTS.B, 4.73%, 5/13/35 ..... 177 1
a,b
7217049.SQ.FTS.B, 4.937%, 5/14/35 .... 6,532 51
a,b
7220570.SQ.FTS.B, 4.937%, 5/14/35 .... 1,243 386
a,b
7217319.SQ.FTS.B, 4.939%, 5/14/35 .... 18,370 53
a,b
7224046.SQ.FTS.B, 5.566%, 5/15/35 .... 10,340 1,059
a,b
7224266.SQ.FTS.B, 5.759%, 5/15/35 .... 4,521 27
a,b
7230286.SQ.FTS.B, 5.565%, 5/16/35 .... 4,840 32
a,b
7229934.SQ.FTS.B, 6.259%, 5/16/35 .... 367 3
a,b
7237384.SQ.FTS.B, 5.756%, 5/20/35 .... 5,724 31
a,b
7252493.SQ.FTS.B, 5.195%, 5/24/35 .... 5,028 15
a,b
7254093.SQ.FTS.B, 5.75%, 5/24/35 ..... 2,380 11
a,b
7255214.SQ.FTS.B, 6.013%, 5/25/35 .... 2,026 13
a,b
7254528.SQ.FTS.B, 6.413%, 5/25/35 .... 2,827 21
a,b
7256218.SQ.FTS.B, 5.759%, 5/26/35 .... 6,270 26
a,b
7256895.SQ.FTS.B, 6.26%, 5/26/35 ..... 192 22
a,b
7261087.SQ.FTS.B, 5.195%, 5/28/35 .... 1,742 19
a,b
7270346.SQ.FTS.B, 4.649%, 5/30/35 .... 1,110 11
a,b
7279543.SQ.FTS.B, 6.166%, 6/03/35 .... 1,656 8
a,b
7280624.SQ.FTS.B, 5.173%, 6/04/35 .... 1,131 104
a,b
7283057.SQ.FTS.B, 5.755%, 6/04/35 .... 21,293 2,248

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7291331.SQ.FTS.B, 4.735%, 6/06/35 .... $ 1,300 $ 7
a,b
7290035.SQ.FTS.B, 4.931%, 6/06/35 .... 3,403 34
a,b
7288120.SQ.FTS.B, 6.002%, 6/06/35 .... 3,770 32
a,b
7291240.SQ.FTS.B, 6.26%, 6/06/35 ..... 5,009 24
a,b
7296106.SQ.FTS.B, 4.738%, 6/07/35 .... 659 4
a,b
7296773.SQ.FTS.B, 5.743%, 6/07/35 .... 192 1
a,b
7298390.SQ.FTS.B, 5.188%, 6/08/35 .... 832 7
a,b
7303458.SQ.FTS.B, 4.652%, 6/10/35 .... 1,975 771
a,b
7312996.SQ.FTS.B, 5.565%, 6/12/35 .... 2,265 933
a,b
7315379.SQ.FTS.B, 4.936%, 6/13/35 .... 14,812 1,290
a,b
7320392.SQ.FTS.B, 5.376%, 6/14/35 .... 5,609 49
a,b
7326147.SQ.FTS.B, 4.748%, 6/15/35 .... 365 3
a,b
7327635.SQ.FTS.B, 5.193%, 6/15/35 .... 265 108
a,b
7328785.SQ.FTS.B, 5.566%, 6/16/35 .... 6,965 66
a,b
7333634.SQ.FTS.B, 5.771%, 6/18/35 .... 275 114
a,b
7339440.SQ.FTS.B, 5.437%, 6/20/35 .... 1,895 15
a,b
7338337.SQ.FTS.B, 5.752%, 6/20/35 .... 1,001 110
a,b
7340785.SQ.FTS.B, 6.237%, 6/20/35 .... 283 3
a,b
7347758.SQ.FTS.B, 4.936%, 6/21/35 .... 637 6
a,b
7347161.SQ.FTS.B, 5.179%, 6/21/35 .... 1,612 20
a,b
7349176.SQ.FTS.B, 6.01%, 6/22/35 ..... 4,229 1,066
a,b
7351853.SQ.FTS.B, 5.379%, 6/23/35 .... 5,993 71
a,b
7360805.SQ.FTS.B, 6.165%, 6/27/35 .... 2,006 12
a,b
7365827.SQ.FTS.B, 6.258%, 6/28/35 .... 6,811 1,585
a,b
7371001.SQ.FTS.B, 5.562%, 6/30/35 .... 1,240 14
a,b
7371632.SQ.FTS.B, 6.003%, 6/30/35 .... 1,258 9
a,b
7371839.SQ.FTS.B, 6.243%, 7/01/35 .... 1,078 13
a,b
7372521.SQ.FTS.B, 6.411%, 7/01/35 .... 1,299 147
a,b
7374891.SQ.FTS.B, 5.43%, 7/02/35 ..... 2,125 8
a,b
7375109.SQ.FTS.B, 5.566%, 7/02/35 .... 55,481 10,531
a,b
7377495.SQ.FTS.B, 4.655%, 7/03/35 .... 4,729 2,134
a,b
7377915.SQ.FTS.B, 5.191%, 7/03/35 .... 2,442 19
a,b
7378930.SQ.FTS.B, 5.377%, 7/03/35 .... 1,076 402
a,b
7380832.SQ.FTS.B, 6.418%, 7/04/35 .... 3,802 15
a,b
7387351.SQ.FTS.B, 6.267%, 7/06/35 .... 1,437 19
a,b
7391026.SQ.FTS.B, 5.187%, 7/08/35 .... 1,495 596
a,b
7394034.SQ.FTS.B, 5.567%, 7/09/35 .... 15,218 190
a,b
7391709.SQ.FTS.B, 5.752%, 7/09/35 .... 3,929 417
a,b
7401159.SQ.FTS.B, 5.189%, 7/11/35 .... 4,474 57
a,b
7400721.SQ.FTS.B, 6.003%, 7/11/35 .... 3,142 38
a,b
7406511.SQ.FTS.B, 4.936%, 7/13/35 .... 6,229 2,449
a,b
7407628.SQ.FTS.B, 5.578%, 7/14/35 .... 707 9
a,b
7416118.SQ.FTS.B, 4.751%, 7/18/35 .... 861 12
a,b
7427050.SQ.FTS.B, 6.006%, 7/22/35 .... 20,152 119
a,b
7438902.SQ.FTS.B, 5.753%, 7/26/35 .... 5,508 68
a,b
7443538.SQ.FTS.B, 4.936%, 7/28/35 .... 1,231 632
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7443523.SQ.FTS.B, 6.16%, 7/28/35 ..... $ 82 $ 1
a,b
7450843.SQ.FTS.B, 4.747%, 7/30/35 .... 141 3
a,b
7447727.SQ.FTS.B, 6.007%, 7/30/35 .... 9,018 1,212
a,b
7453402.SQ.FTS.B, 5.564%, 7/31/35 .... 3,989 69
a,b
7458281.SQ.FTS.B, 5.442%, 8/01/35 .... 3,185 378
a,b
7459192.SQ.FTS.B, 5.448%, 8/01/35 .... 2,982 13
a,b
7461871.SQ.FTS.B, 4.937%, 8/02/35 .... 11,449 174
a,b
7461398.SQ.FTS.B, 5.571%, 8/02/35 .... 454 233
a,b
7461204.SQ.FTS.B, 6.184%, 8/02/35 .... 583 5
a,b
7467058.SQ.FTS.B, 5.19%, 8/05/35 ..... 2,489 33
a,b
7467174.SQ.FTS.B, 5.447%, 8/05/35 .... 1,084 16
a,b
7464926.SQ.FTS.B, 6.165%, 8/05/35 .... 1,997 1,054
a,b
7478115.SQ.FTS.B, 4.759%, 8/08/35 .... 2,361 35
a,b
7478314.SQ.FTS.B, 5.19%, 8/08/35 ..... 33,364 274
a,b
7480273.SQ.FTS.B, 4.654%, 8/09/35 .... 7,908 4,408
a,b
7487915.SQ.FTS.B, 4.654%, 8/12/35 .... 24,269 13,136
a,b
7485386.SQ.FTS.B, 5.376%, 8/12/35 .... 6,846 68
a,b
7490860.SQ.FTS.B, 4.751%, 8/13/35 .... 10,209 57
a,b
7495215.SQ.FTS.B, 5.19%, 8/14/35 ..... 5,174 90
a,b
7492564.SQ.FTS.B, 5.756%, 8/14/35 .... 6,969 121
a,b
7503077.SQ.FTS.B, 5.566%, 8/15/35 .... 5,648 40
a,b
7506371.SQ.FTS.B, 5.761%, 8/16/35 .... 2,356 17
a,b
7507182.SQ.FTS.B, 6.163%, 8/16/35 .... 724 7
a,b
7508857.SQ.FTS.B, 4.755%, 8/17/35 .... 374 5
a,b
7512941.SQ.FTS.B, 5.191%, 8/20/35 .... 4,092 1,983
a,b
7515032.SQ.FTS.B, 5.38%, 8/20/35 ..... 1,203 22
a,b
7518657.SQ.FTS.B, 5.377%, 8/21/35 .... 1,292 684
a,b
7518279.SQ.FTS.B, 6.409%, 8/21/35 .... 848 11
a,b
7516707.SQ.FTS.B, 6.423%, 8/21/35 .... 2,908 38
a,b
7527745.SQ.FTS.B, 5.433%, 8/23/35 .... 201 3
a,b
7528450.SQ.FTS.B, 6.181%, 8/23/35 .... 316 3
a,b
7529757.SQ.FTS.B, 4.654%, 8/24/35 .... 16,532 3,024
a,b
7529703.SQ.FTS.B, 5.373%, 8/24/35 .... 3,770 34
a,b
7530224.SQ.FTS.B, 6.415%, 8/24/35 .... 1,328 699
a,b
7530328.SQ.FTS.B, 4.654%, 8/25/35 .... 367 225
a,b
7530955.SQ.FTS.B, 5.57%, 8/25/35 ..... 173 103
a,b
7534105.SQ.FTS.B, 4.654%, 8/26/35 .... 682 345
a,b
7534222.SQ.FTS.B, 4.746%, 8/26/35 .... 3,893 63
a,b
7536249.SQ.FTS.B, 6.408%, 8/27/35 .... 4,101 54
a,b
7540141.SQ.FTS.B, 4.749%, 8/28/35 .... 6,653 65
a,b
7542122.SQ.FTS.B, 5.577%, 8/28/35 .... 2,313 29
a,b
7549195.SQ.FTS.B, 5.447%, 8/29/35 .... 187 3
a,b
7548215.SQ.FTS.B, 5.755%, 8/29/35 .... 17,087 305
a,b
7555997.SQ.FTS.B, 5.752%, 9/03/35 .... 1,560 28
a,b
7563453.SQ.FTS.B, 5.189%, 9/05/35 .... 42,374 613
a,b
7562885.SQ.FTS.B, 6.004%, 9/05/35 .... 8,387 81

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7566454.SQ.FTS.B, 5.731%, 9/06/35 .... $ 104 $ 47
a
7566502.SQ.FTS.B, 6.002%, 9/06/35 .... 870 467
a,b
7571798.SQ.FTS.B, 4.937%, 9/07/35 .... 13,156 302
a,b
7571356.SQ.FTS.B, 5.188%, 9/07/35 .... 17,532 2,625
a
7572337.SQ.FTS.B, 5.56%, 9/07/35 ..... 279 179
a
7571315.SQ.FTS.B, 5.577%, 9/07/35 .... 139 79
a
7573833.SQ.FTS.B, 5.765%, 9/07/35 .... 113 73
a,b
7580380.SQ.FTS.B, 4.923%, 9/10/35 .... 842 31
a
7585994.SQ.FTS.B, 4.654%, 9/12/35 .... 8,540 4,792
a,b
7584863.SQ.FTS.B, 4.749%, 9/12/35 .... 14,320 179
a
7587494.SQ.FTS.B, 4.937%, 9/12/35 .... 400 261
a
7587908.SQ.FTS.B, 5.752%, 9/12/35 .... 2,809 1,585
a,b
7587250.SQ.FTS.B, 5.757%, 9/12/35 .... 750 15
a,b
7587356.SQ.FTS.B, 6.164%, 9/12/35 .... 2,162 39
a,b
7588555.SQ.FTS.B, 4.767%, 9/13/35 .... 804 8
a,b
7589355.SQ.FTS.B, 5.772%, 9/13/35 .... 1,086 20
a
7590816.SQ.FTS.B, 6.17%, 9/13/35 ..... 97 18
a,b
7589431.SQ.FTS.B, 6.417%, 9/13/35 .... 4,982 708
a,b
7598984.SQ.FTS.B, 5.189%, 9/15/35 .... 8,984 120
a
7601738.SQ.FTS.B, 5.754%, 9/17/35 .... 147 86
a,b
7603549.SQ.FTS.B, 6.258%, 9/18/35 .... 1,546 28
a,b
7604419.SQ.FTS.B, 6.289%, 9/18/35 .... 212 5
a,b
7606959.SQ.FTS.B, 5.429%, 9/19/35 .... 438 6
a,b
7612216.SQ.FTS.B, 5.378%, 9/20/35 .... 2,313 475
a,b
7611418.SQ.FTS.B, 5.461%, 9/20/35 .... 1,235 11
a,b
7611675.SQ.FTS.B, 6.259%, 9/20/35 .... 1,865 24
a
7617327.SQ.FTS.B, 5.378%, 9/21/35 .... 20,647 13,263
a,b
7619618.SQ.FTS.B, 5.566%, 9/22/35 .... 2,757 37
a,b
7621281.SQ.FTS.B, 4.942%, 9/23/35 .... 2,435 52
a,b
7622285.SQ.FTS.B, 6.252%, 9/24/35 .... 2,465 47
a,b
7625481.SQ.FTS.B, 6.416%, 9/25/35 .... 36,849 785
a
7626562.SQ.FTS.B, 5.281%, 9/26/35 .... 563 367
a
7633539.SQ.FTS.B, 5.344%, 9/27/35 .... 2,544 1,564
a
7633493.SQ.FTS.B, 5.755%, 9/27/35 .... 549 379
a,b
7638920.SQ.FTS.B, 4.74%, 9/28/35 ..... 2,024 25
a,b
7636007.SQ.FTS.B, 4.754%, 9/28/35 .... 1,437 284
a
7637379.SQ.FTS.B, 5.375%, 9/28/35 .... 1,728 679
a,b
7637460.SQ.FTS.B, 5.566%, 9/28/35 .... 3,871 53
a,b
7642888.SQ.FTS.B, 5.187%, 9/29/35 .... 10,378 366
a
7641906.SQ.FTS.B, 5.377%, 9/29/35 .... 10,898 6,723
a
7643287.SQ.FTS.B, 6.476%, 9/29/35 .... 555 266
a,b
7645813.SQ.FTS.B, 6.184%, 10/01/35 ... 946 10
a
7653005.SQ.FTS.B, 5.184%, 10/02/35 ... 28 16
a,b
7656711.SQ.FTS.B, 6.004%, 10/03/35 ... 2,619 64
a,b
7657540.SQ.FTS.B, 6.261%, 10/03/35 ... 2,992 677
a,b
7662217.SQ.FTS.B, 5.563%, 10/04/35 ... 4,430 61
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7659875.SQ.FTS.B, 6.17%, 10/04/35 .... $ 291 $ 138
a
7665718.SQ.FTS.B, 5.533%, 10/05/35 ... 4,721 2,716
a,b
7667343.SQ.FTS.B, 6.001%, 10/05/35 ... 1,280 17
a,b
7668773.SQ.FTS.B, 6.146%, 10/06/35 ... 1,217 43
a,b
7667933.SQ.FTS.B, 6.164%, 10/06/35 ... 34,644 392
a
7669086.SQ.FTS.B, 5.377%, 10/07/35 ... 877 494
a,b
7671011.SQ.FTS.B, 5.157%, 10/08/35 ... 418 15
a,b
7671923.SQ.FTS.B, 5.567%, 10/08/35 ... 4,283 162
a
7683706.SQ.FTS.B, 4.778%, 10/11/35 ... 1,605 1,156
a
7687178.SQ.FTS.B, 5.912%, 10/12/35 ... 908 575
a,b
7690511.SQ.FTS.B, 6.267%, 10/14/35 ... 936 21
a
7692666.SQ.FTS.B, 4.762%, 10/15/35 ... 364 178
a,b
7693971.SQ.FTS.B, 5.348%, 10/15/35 ... 8,978 225
a
7693460.SQ.FTS.B, 6.294%, 10/15/35 ... 653 365
a,b
7699696.SQ.FTS.B, 5.566%, 10/17/35 ... 18,110 349
a
7697716.SQ.FTS.B, 6.164%, 10/17/35 ... 2,284 1,285
a,b
7703885.SQ.FTS.B, 4.754%, 10/18/35 ... 2,890 48
a,b
7722120.SQ.FTS.B, 5.098%, 10/25/35 ... 5,862 151
a
7724116.SQ.FTS.B, 5.349%, 10/25/35 ... 636 380
a,b
7722826.SQ.FTS.B, 5.527%, 10/25/35 ... 1,164 510
a
7722271.SQ.FTS.B, 6.164%, 10/25/35 ... 735 449
a,b
7726762.SQ.FTS.B, 6.481%, 10/26/35 ... 3,409 48
a,b
7730733.SQ.FTS.B, 5.568%, 10/27/35 ... 396 7
a,b
7730655.SQ.FTS.B, 6.184%, 10/27/35 ... 841 21
a
7733155.SQ.FTS.B, 5.533%, 10/28/35 ... 887 545
a,b
7733410.SQ.FTS.B, 6.166%, 10/28/35 ... 4,409 118
a,b
7740952.SQ.FTS.B, 4.754%, 10/30/35 ... 2,949 65
a
7745988.SQ.FTS.B, 5.346%, 11/01/35 ... 2,163 1,310
a,b
7751484.SQ.FTS.B, 5.096%, 11/02/35 ... 4,718 2,640
a
7751646.SQ.FTS.B, 6.172%, 11/02/35 ... 225 140
a
7763236.SQ.FTS.B, 5.912%, 11/06/35 ... 4,170 1,874
a
7760734.SQ.FTS.B, 5.922%, 11/06/35 ... 110 68
a
7760998.SQ.FTS.B, 6.16%, 11/06/35 .... 55 29
a,b
7760287.SQ.FTS.B, 6.169%, 11/06/35 ... 6,714 88
a
7766291.SQ.FTS.B, 5.398%, 11/07/35 ... 221 104
a
7766724.SQ.FTS.B, 6.169%, 11/07/35 ... 1,464 875
a,b
7771517.SQ.FTS.B, 4.78%, 11/08/35 .... 1,673 48
a,b
7770019.SQ.FTS.B, 5.533%, 11/08/35 ... 2,669 1,894
a,b
7777312.SQ.FTS.B, 4.717%, 11/09/35 ... 496 12
a
7778593.SQ.FTS.B, 5.738%, 11/10/35 ... 380 289
a
7781121.SQ.FTS.B, 5.912%, 11/10/35 ... 3,459 2,233
a,b
7783246.SQ.FTS.B, 6.159%, 11/12/35 ... 1,495 23
a
7787446.SQ.FTS.B, 4.78%, 11/13/35 .... 642 389
a,b
7785778.SQ.FTS.B, 5.099%, 11/13/35 ... 1,433 773
a
7791324.SQ.FTS.B, 5.089%, 11/14/35 ... 919 596
a
7792716.SQ.FTS.B, 4.786%, 11/15/35 ... 426 340

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7792924.SQ.FTS.B, 5.725%, 11/15/35 ... $ 283 $ 220
a
7794833.SQ.FTS.B, 6.144%, 11/15/35 ... 88 50
a
7798612.SQ.FTS.B, 6.468%, 11/16/35 ... 117 86
a
7803938.SQ.FTS.B, 4.767%, 11/17/35 ... 113 56
a,b
7804032.SQ.FTS.B, 6.162%, 11/18/35 ... 11,301 3,356
a,b
7805135.SQ.FTS.B, 4.756%, 11/19/35 ... 221 7
a
7805154.SQ.FTS.B, 5.922%, 11/19/35 ... 969 578
a
7809092.SQ.FTS.B, 5.346%, 11/20/35 ... 2,997 1,917
a
7811350.SQ.FTS.B, 4.78%, 11/21/35 .... 1,178 870
a
7811469.SQ.FTS.B, 4.784%, 11/21/35 ... 339 298
a
7812610.SQ.FTS.B, 5.72%, 11/21/35 .... 866 631
a,b
7821101.SQ.FTS.B, 4.742%, 11/23/35 ... 4,175 40
a
7824941.SQ.FTS.B, 5.094%, 11/23/35 ... 13,198 8,773
a,b
7822908.SQ.FTS.B, 5.723%, 11/23/35 ... 20,456 2,184
a,b
7828520.SQ.FTS.B, 5.727%, 11/24/35 ... 2,729 53
a
7830282.SQ.FTS.B, 6.289%, 11/25/35 ... 8,633 4,330
a
7839910.SQ.FTS.B, 4.75%, 11/29/35 .... 4,316 1,994
a
7836965.SQ.FTS.B, 5.724%, 11/29/35 ... 20,025 12,642
a
7839465.SQ.FTS.B, 6.297%, 11/29/35 ... 480 245
518,234
Freedom Financial Asset Management LLC
APP-08988851.FP.FTS.B, 16.99%,
12/01/25 .......................... 2,092 2,098
APP-11802431.FP.FTS.B, 10.24%,
12/18/25 .......................... 621 622
APP-10746117.FP.FTS.B, 8.99%, 12/26/25 433 433
APP-11104135.FP.FTS.B, 11.49%, 1/03/26 2,241 2,245
APP-11770041.FP.FTS.B, 15.99%, 2/02/26 1,045 1,053
APP-10480296.FP.FTS.B, 19.49%, 2/12/26 494 497
APP-11817724.FP.FTS.B, 20.74%, 2/12/26 2,407 2,459
APP-11237745.FP.FTS.B, 17.49%, 2/20/26 659 663
APP-11946533.FP.FTS.B, 16.24%, 3/01/26 1,586 1,591
b
APP-12236342.FP.FTS.B, 16.49%, 3/08/26 6,218 672
APP-12106220.FP.FTS.B, 18.99%, 3/12/26 938 945
APP-12246852.FP.FTS.B, 23.99%, 3/12/26 425 425
APP-08739403.FP.FTS.B, 16.99%, 3/21/26 3,352 3,384
APP-11799543.FP.FTS.B, 13.24%, 4/12/26 1,272 1,280
APP-08698355.FP.FTS.B, 18.99%, 4/17/26 164 164
APP-09019999.FP.FTS.B, 13.49%, 4/22/26 4,373 4,398
APP-09087999.FP.FTS.B, 21.49%, 4/30/26 4,753 4,875
APP-08979983.FP.FTS.B, 19.99%, 5/01/26 1,994 2,025
APP-08726744.FP.FTS.B, 21.49%, 5/01/26 6,113 6,214
APP-09321377.FP.FTS.B, 17.49%, 5/15/26 4,064 4,095
APP-09352425.FP.FTS.B, 14.99%, 5/28/26 4,939 4,981
APP-09057834.FP.FTS.B, 18.99%, 5/29/26 5,222 2,253
APP-08970713.FP.FTS.B, 12.99%, 5/30/26 3,982 4,018
APP-08976475.FP.FTS.B, 20.99%, 5/30/26 2,125 2,206
APP-08924285.FP.FTS.B, 14.99%, 5/31/26 3,115 3,144
APP-09060458.FP.FTS.B, 22.49%, 5/31/26 1,098 1,123
APP-08847606.FP.FTS.B, 15.49%, 6/04/26 5,623 5,652
APP-08979954.FP.FTS.B, 12.99%, 6/05/26 4,430 4,468
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-09027027.FP.FTS.B, 21.49%, 6/05/26 $ 5,522 $ 5,747
APP-09074502.FP.FTS.B, 17.49%, 6/12/26 6,316 6,390
b
APP-08907777.FP.FTS.B, 17.99%, 6/12/26 2,044 484
APP-09074432.FP.FTS.B, 19.99%, 6/12/26 2,309 2,380
APP-09045278.FP.FTS.B, 12.99%, 6/14/26 1,963 1,978
APP-09096903.FP.FTS.B, 12.99%, 6/15/26 2,713 2,733
APP-08847769.FP.FTS.B, 14.99%, 6/15/26 2,691 2,714
APP-09029834.FP.FTS.B, 18.49%, 6/18/26 2,280 2,308
APP-09125842.FP.FTS.B, 20.49%, 6/18/26 1,219 1,227
APP-09281875.FP.FTS.B, 14.99%, 6/20/26 4,464 4,497
APP-09238269.FP.FTS.B, 15.49%, 6/28/26 9,422 9,525
APP-09096348.FP.FTS.B, 18.99%, 6/28/26 4,465 4,528
APP-09201816.FP.FTS.B, 19.49%, 6/28/26 1,984 2,059
APP-09355512.FP.FTS.B, 20.99%, 6/29/26 2,816 2,866
APP-08984739.FP.FTS.B, 17.49%, 7/01/26 8,805 8,873
APP-09717698.FP.FTS.B, 13.24%, 7/03/26 4,252 4,280
APP-09379010.FP.FTS.B, 22.49%, 7/04/26 4,861 4,985
APP-09445164.FP.FTS.B, 13.49%, 7/06/26 6,053 6,094
APP-09448166.FP.FTS.B, 14.99%, 7/07/26 5,084 5,133
APP-08684302.FP.FTS.B, 13.74%, 7/08/26 6,949 7,000
APP-09351977.FP.FTS.B, 19.49%, 7/10/26 4,259 4,353
APP-08684475.FP.FTS.B, 18.99%, 7/11/26 2,083 2,138
APP-09328185.FP.FTS.B, 15.49%, 7/12/26 6,847 6,912
APP-09241097.FP.FTS.B, 20.49%, 7/15/26 5,336 5,542
APP-09356919.FP.FTS.B, 15.49%, 7/20/26 5,866 5,941
b
APP-09015317.FP.FTS.B, 18.99%, 7/22/26 5,560 886
APP-09012359.FP.FTS.B, 23.49%, 7/23/26 3,642 3,789
APP-08924296.FP.FTS.B, 22.49%, 7/30/26 9,909 10,390
APP-09708763.FP.FTS.B, 17.49%, 8/10/26 4,192 4,282
APP-09780659.FP.FTS.B, 17.49%, 8/10/26 6,642 6,720
APP-09789653.FP.FTS.B, 23.49%, 8/10/26 4,626 4,789
b
APP-09759315.FP.FTS.B, 13.24%, 8/11/26 6,464 729
APP-09593157.FP.FTS.B, 14.74%, 8/12/26 7,607 4,939
APP-09291173.FP.FTS.B, 13.24%, 8/15/26 4,494 4,525
APP-09778508.FP.FTS.B, 13.24%, 8/15/26 5,228 5,272
APP-10045496.FP.FTS.B, 14.49%, 8/15/26 2,255 2,274
APP-09708666.FP.FTS.B, 19.49%, 8/15/26 5,054 5,218
APP-09242266.FP.FTS.B, 22.99%, 8/15/26 11,955 4,236
APP-10214566.FP.FTS.B, 17.99%, 8/18/26 5,429 5,551
APP-10213964.FP.FTS.B, 18.99%, 8/18/26 4,353 4,472
APP-10246936.FP.FTS.B, 9.99%, 8/20/26 . 3,712 3,748
APP-09717880.FP.FTS.B, 15.74%, 8/20/26 5,648 5,712
APP-09811789.FP.FTS.B, 22.49%, 8/20/26 1,812 1,879
APP-10127112.FP.FTS.B, 16.49%, 8/21/26 3,406 3,455
APP-10293482.FP.FTS.B, 11.99%, 8/22/26 3,416 3,447
APP-09726787.FP.FTS.B, 15.24%, 8/24/26 3,418 3,460
APP-09787833.FP.FTS.B, 15.74%, 8/24/26 8,606 8,713
APP-09708684.FP.FTS.B, 21.49%, 8/24/26 12,212 12,634
APP-09759659.FP.FTS.B, 13.24%, 8/25/26 6,503 6,572
APP-09812236.FP.FTS.B, 13.24%, 8/26/26 3,945 3,982
APP-10233694.FP.FTS.B, 18.99%, 8/30/26 4,455 4,601
APP-10352432.FP.FTS.B, 11.99%, 9/01/26 4,374 4,409
APP-11335385.FP.FTS.B, 10.99%, 9/04/26 1,109 1,111
APP-10389562.FP.FTS.B, 17.49%, 9/05/26 4,886 4,989
APP-10525907.FP.FTS.B, 11.99%, 9/15/26 5,302 1,884
b
APP-09133899.FP.FTS.B, 22.99%, 9/16/26 17,030 1,369

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-10158390.FP.FTS.B, 12.49%, 9/21/26 $ 8,471 $ 8,554
APP-10209954.FP.FTS.B, 16.49%, 9/23/26 3,055 3,101
APP-08902866.FP.FTS.B, 20.49%, 9/23/26 8,033 8,377
APP-08924259.FP.FTS.B, 15.49%, 9/29/26 9,048 9,180
APP-10663520.FP.FTS.B, 12.49%, 9/30/26 8,302 8,387
APP-10115186.FP.FTS.B, 23.49%,
10/01/26 .......................... 6,447 6,723
APP-10195837.FP.FTS.B, 11.99%,
10/02/26 .......................... 4,118 4,154
APP-10622691.FP.FTS.B, 18.99%,
10/02/26 .......................... 3,337 3,434
APP-10210290.FP.FTS.B, 19.99%,
10/02/26 .......................... 1,996 2,033
APP-10374305.FP.FTS.B, 11.99%,
10/05/26 .......................... 4,590 4,630
APP-10157026.FP.FTS.B, 14.24%,
10/05/26 .......................... 3,811 3,852
APP-10692650.FP.FTS.B, 11.99%,
10/08/26 .......................... 4,422 4,464
APP-10291582.FP.FTS.B, 17.49%,
10/09/26 .......................... 5,109 5,221
APP-10682190.FP.FTS.B, 19.49%,
10/09/26 .......................... 5,755 5,969
APP-10477663.FP.FTS.B, 20.99%,
10/12/26 .......................... 2,428 2,432
APP-10199991.FP.FTS.B, 16.99%,
10/15/26 .......................... 5,177 5,251
APP-10365188.FP.FTS.B, 14.24%,
10/17/26 .......................... 3,702 3,747
APP-10091993.FP.FTS.B, 19.99%,
10/20/26 .......................... 5,728 5,919
APP-10463469.FP.FTS.B, 18.99%,
10/24/26 .......................... 14,978 15,427
APP-10364110.FP.FTS.B, 11.24%, 10/25/26 11,664 11,797
APP-10512737.FP.FTS.B, 17.49%,
10/25/26 .......................... 5,740 5,913
APP-10274873.FP.FTS.B, 20.49%,
10/25/26 .......................... 5,016 5,217
APP-10352498.FP.FTS.B, 18.49%,
10/28/26 .......................... 3,761 3,889
APP-10432641.FP.FTS.B, 15.49%,
10/29/26 .......................... 7,862 8,001
APP-09132903.FP.FTS.B, 18.99%,
10/31/26 .......................... 5,357 4,524
APP-10203378.FP.FTS.B, 18.99%,
11/01/26 .......................... 1,656 1,685
APP-10583684.FP.FTS.B, 16.99%,
11/02/26 .......................... 5,655 5,792
APP-11307937.FP.FTS.B, 11.99%, 11/08/26 5,909 5,964
APP-09709453.FP.FTS.B, 14.24%,
11/09/26 .......................... 5,266 1,949
APP-11099818.FP.FTS.B, 16.49%, 11/09/26 3,381 3,425
APP-08114000.FP.FTS.B, 13.24%, 11/10/26 6,491 6,554
APP-10765319.FP.FTS.B, 14.49%, 11/11/26 1,957 1,976
APP-11395641.FP.FTS.B, 11.99%, 11/14/26 2,177 2,181
APP-10714394.FP.FTS.B, 11.99%, 11/15/26 7,564 7,641
APP-11304024.FP.FTS.B, 17.49%, 11/15/26 4,095 4,205
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-10689192.FP.FTS.B, 12.49%,
11/16/26 .......................... $ 10,377 $ 10,492
APP-10768778.FP.FTS.B, 14.74%,
11/18/26 .......................... 10,716 10,853
APP-10170330.FP.FTS.B, 11.99%, 11/20/26 3,512 3,550
APP-09778451.FP.FTS.B, 18.99%,
11/20/26 .......................... 8,079 8,356
APP-10756762.FP.FTS.B, 12.49%,
11/21/26 .......................... 8,522 8,619
APP-09766134.FP.FTS.B, 15.24%,
11/23/26 .......................... 7,240 7,343
APP-11304530.FP.FTS.B, 21.49%, 11/24/26 15,576 16,161
APP-11333408.FP.FTS.B, 17.99%, 11/25/26 4,023 4,202
APP-11386113.FP.FTS.B, 18.99%, 11/25/26 2,260 2,329
b
APP-10229284.FP.FTS.B, 18.99%,
12/04/26 .......................... 6,079 1,265
APP-10776411.FP.FTS.B, 11.99%, 12/09/26 8,933 9,027
APP-11741440.FP.FTS.B, 19.99%,
12/16/26 .......................... 3,293 3,388
APP-11283905.FP.FTS.B, 15.99%,
12/21/26 .......................... 15,124 15,368
APP-11187285.FP.FTS.B, 12.49%, 12/22/26 10,950 11,076
APP-11305667.FP.FTS.B, 20.49%,
12/27/26 .......................... 8,705 9,102
APP-11776378.FP.FTS.B, 20.49%,
12/27/26 .......................... 11,123 11,564
APP-11124061.FP.FTS.B, 11.99%, 12/28/26 8,428 2,886
APP-11306747.FP.FTS.B, 14.24%,
12/28/26 .......................... 4,528 4,593
APP-11410923.FP.FTS.B, 23.49%,
12/28/26 .......................... 3,222 3,375
APP-11798578.FP.FTS.B, 11.74%, 12/29/26 12,895 13,062
APP-11266733.FP.FTS.B, 11.99%, 12/30/26 7,257 7,349
APP-11333109.FP.FTS.B, 15.99%, 1/03/27 5,122 5,188
APP-11333811.FP.FTS.B, 16.99%, 1/03/27 4,851 4,977
APP-11332983.FP.FTS.B, 18.99%, 1/04/27 5,046 5,181
APP-11355890.FP.FTS.B, 14.74%, 1/07/27 12,333 12,485
APP-11389311.FP.FTS.B, 17.49%, 1/07/27 13,053 13,257
APP-11333372.FP.FTS.B, 18.49%, 1/07/27 6,440 6,670
APP-11128695.FP.FTS.B, 14.49%, 1/08/27 2,323 2,350
APP-11385154.FP.FTS.B, 18.99%, 1/08/27 4,997 5,136
APP-10916969.FP.FTS.B, 19.99%, 1/08/27 3,685 3,792
APP-11393205.FP.FTS.B, 21.99%, 1/08/27 148 147
APP-10710819.FP.FTS.B, 16.99%, 1/09/27 2,448 2,459
APP-11380536.FP.FTS.B, 17.49%, 1/09/27 5,629 5,756
APP-11335531.FP.FTS.B, 16.99%, 1/10/27 5,890 6,063
APP-12243964.FP.FTS.B, 19.99%, 1/15/27 5,026 5,220
APP-11277516.FP.FTS.B, 18.49%, 1/18/27 8,191 8,454
APP-12231521.FP.FTS.B, 17.24%, 1/26/27 12,191 12,584
APP-12151284.FP.FTS.B, 17.99%, 1/27/27 6,775 7,095
APP-12241564.FP.FTS.B, 19.99%, 1/27/27 1,568 1,579
APP-12243989.FP.FTS.B, 21.99%, 1/27/27 3,520 3,664
APP-10606291.FP.FTS.B, 18.49%, 1/28/27 600 602
APP-09940038.FP.FTS.B, 17.49%, 1/29/27 6,631 6,861
APP-11795116.FP.FTS.B, 11.74%, 2/04/27 8,060 8,159
APP-11396422.FP.FTS.B, 18.99%, 2/08/27 6,707 6,911
APP-11798862.FP.FTS.B, 16.49%, 2/09/27 4,408 4,480

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-11810406.FP.FTS.B, 11.74%, 2/10/27 $ 15,719 $ 15,918
APP-11787878.FP.FTS.B, 19.99%, 2/10/27 2,674 2,753
APP-11779303.FP.FTS.B, 10.99%, 2/11/27 2,950 2,964
APP-11791248.FP.FTS.B, 11.24%, 2/11/27 12,420 12,592
APP-11779953.FP.FTS.B, 16.74%, 2/11/27 18,403 10,752
APP-11789582.FP.FTS.B, 19.49%, 2/11/27 5,271 1,812
APP-11805082.FP.FTS.B, 19.49%, 2/11/27 7,783 8,079
APP-11753796.FP.FTS.B, 19.99%, 2/12/27 5,405 5,618
APP-11805436.FP.FTS.B, 22.49%, 2/12/27 3,809 3,964
APP-10688549.FP.FTS.B, 18.99%, 2/16/27 11,881 12,319
APP-12266273.FP.FTS.B, 23.74%, 2/18/27 10,206 10,685
APP-10253670.FP.FTS.B, 19.99%, 2/19/27 3,128 3,239
APP-11339522.FP.FTS.B, 23.49%, 2/21/27 7,523 7,875
APP-10769483.FP.FTS.B, 17.99%, 2/22/27 9,824 10,117
b
APP-10580822.FP.FTS.B, 18.49%, 2/22/27 10,622 1,498
APP-12228409.FP.FTS.B, 19.99%, 3/01/27 4,959 5,124
APP-11194668.FP.FTS.B, 14.24%, 3/03/27 7,797 7,923
APP-11317083.FP.FTS.B, 20.49%, 3/03/27 4,365 4,521
APP-12172287.FP.FTS.B, 19.99%, 3/07/27 6,173 6,407
APP-12130498.FP.FTS.B, 13.24%, 3/10/27 7,262 7,368
APP-12213871.FP.FTS.B, 19.99%, 3/11/27 8,008 8,403
APP-12244387.FP.FTS.B, 11.24%, 3/12/27 10,432 10,586
APP-12236483.FP.FTS.B, 15.24%, 3/13/27 13,874 14,263
APP-10683987.FP.FTS.B, 12.49%, 3/16/27 13,410 13,585
APP-10550902.FP.FTS.B, 9.99%, 3/24/27 . 1,131 1,131
b
APP-10156518.FP.FTS.B, 19.99%, 3/31/27 1,512 299
APP-11391376.FP.FTS.B, 19.99%, 3/31/27 11,191 11,699
APP-09094872.FP.FTS.B, 14.99%, 4/01/27 4,026 4,044
APP-12180444.FP.FTS.B, 25.49%, 4/04/27 832 834
APP-11496336.FP.FTS.B, 11.24%, 4/11/27 6,523 3,673
APP-11823747.FP.FTS.B, 13.74%, 4/11/27 4,676 4,746
APP-11799128.FP.FTS.B, 10.99%, 4/12/27 8,449 8,574
APP-10672023.FP.FTS.B, 18.49%, 4/15/27 3,660 3,737
APP-10459721.FP.FTS.B, 20.99%, 4/23/27 18,239 19,024
APP-11277041.FP.FTS.B, 20.49%, 4/30/27 10,687 11,237
APP-10315402.FP.FTS.B, 22.99%, 5/30/27 8,017 8,484
APP-11301237.FP.FTS.B, 18.49%, 6/02/27 7,803 8,154
APP-10482600.FP.FTS.B, 16.49%, 6/30/27 4,934 5,034
APP-09447903.FP.FTS.B, 23.49%, 6/30/27 11,064 2,449
APP-11579250.FP.FTS.B, 11.24%, 8/15/27 13,959 14,180
APP-12222310.FP.FTS.B, 18.24%, 9/21/27 19,441 20,284
APP-10244251.FP.FTS.B, 20.49%, 9/28/27 11,812 12,349
b
APP-11800371.FP.FTS.B, 19.74%,
10/10/27 .......................... 7,716 1,321
b
APP-11315623.FP.FTS.B, 15.49%, 11/02/27 10,013 2,058
APP-10839237.FP.FTS.B, 10.99%,
11/15/35 .......................... 539 540
APP-11210666.FP.FTS.B, 10.99%, 11/15/35 495 496
APP-11237796.FP.FTS.B, 16.49%, 11/15/35 443 445
1,146,462
LendingClub Corp. - LCX PM
172960729.LC.FTS.B, 14.02%, 12/19/25 .. 7,286 –
172424365.LC.FTS.B, 15.4%, 12/20/25 ... 575 575
173277936.LC.FTS.B, 16.08%, 12/31/25 .. 2,823 2,839
173604231.LC.FTS.B, 14.02%, 1/12/26 ... 814 809
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
173663810.LC.FTS.B, 17.3%, 1/13/26 ... $ 617 $ 619
173394313.LC.FTS.B, 16.08%, 1/16/26 ... 1,341 1,340
173666949.LC.FTS.B, 20.74%, 1/25/26 ... 975 983
174084354.LC.FTS.B, 12.49%, 1/26/26 ... 2,643 2,642
174293135.LC.FTS.B, 14.74%, 2/04/26 ... 3,024 3,019
174267823.LC.FTS.B, 16.99%, 2/04/26 ... 1,393 1,396
174297080.LC.FTS.B, 15.74%, 2/05/26 ... 936 938
181324642.LC.FTS.B, 15.19%, 10/13/26 .. 19,085 –
181681556.LC.FTS.B, 19.49%, 10/14/26 .. 4,255 4,322
182220241.LC.FTS.B, 23.99%, 10/14/26 .. 2,585 2,663
182279442.LC.FTS.B, 21.99%, 10/15/26 .. 7,031 7,231
182239660.LC.FTS.B, 19.99%, 10/16/26 .. 4,297 4,368
182337953.LC.FTS.B, 15.19%, 10/17/26 .. 4,387 4,416
182424479.LC.FTS.B, 28.99%, 10/19/26 .. 10,096 –
182489147.LC.FTS.B, 18.99%, 10/20/26 .. 9,850 9,929
182400546.LC.FTS.B, 20.44%, 10/20/26 .. 1,939 1,967
182381955.LC.FTS.B, 26.99%, 10/20/26 .. 1,272 1,318
181832576.LC.FTS.B, 27.49%, 10/21/26 .. 8,067 8,344
182373053.LC.FTS.B, 20.44%, 10/22/26 .. 5,794 5,900
182135115.LC.FTS.B, 24.99%, 10/28/26 .. 8,005 8,331
182100249.LC.FTS.B, 28.99%, 10/28/26 .. 5,150 –
182412380.LC.FTS.B, 23.99%, 11/01/26 .. 2,957 3,019
182763696.LC.FTS.B, 23.99%, 11/01/26 .. 4,950 5,076
182249975.LC.FTS.B, 25.99%, 11/01/26 .. 4,333 4,467
182814285.LC.FTS.B, 15.44%, 11/02/26 .. 8,004 7,969
182871113.LC.FTS.B, 21.99%, 11/02/26 .. 6,337 6,504
182810881.LC.FTS.B, 28.99%, 11/02/26 .. 2,102 2,153
182715994.LC.FTS.B, 18.99%, 11/03/26 .. 3,472 3,488
182871003.LC.FTS.B, 24.99%, 11/03/26 .. 6,422 2,542
182934282.LC.FTS.B, 15.44%, 11/04/26 .. 4,002 4,023
182956744.LC.FTS.B, 16.49%, 11/05/26 .. 8,724 8,736
182845986.LC.FTS.B, 19.99%, 11/05/26 .. 2,679 2,722
182433195.LC.FTS.B, 25.99%, 11/05/26 .. 4,116 –
182834096.LC.FTS.B, 15.49%, 11/08/26 .. 10,622 –
183010490.LC.FTS.B, 16.49%, 11/08/26 .. 6,457 6,419
183224681.LC.FTS.B, 13.49%, 11/15/26 .. 4,428 4,451
183101425.LC.FTS.B, 17.44%, 11/15/26 .. 8,267 8,330
182999628.LC.FTS.B, 17.74%, 11/15/26 .. 3,641 3,662
182737896.LC.FTS.B, 19.49%, 11/15/26 .. 6,096 6,204
182946956.LC.FTS.B, 24.99%, 11/15/26 .. 6,629 6,893
182962134.LC.FTS.B, 24.99%, 11/15/26 .. 6,386 6,617
182977646.LC.FTS.B, 16.99%, 11/16/26 .. 9,010 9,064
183238822.LC.FTS.B, 16.99%, 11/16/26 .. 6,757 6,750
183287259.LC.FTS.B, 18.19%, 11/16/26 .. 3,166 3,180
183200190.LC.FTS.B, 19.49%, 11/16/26 .. 1,829 1,861
183239325.LC.FTS.B, 24.99%, 11/16/26 .. 6,598 –
183197788.LC.FTS.B, 25.99%, 11/16/26 .. 7,189 5,898
183321499.LC.FTS.B, 16.49%, 11/17/26 .. 931 936
183253428.LC.FTS.B, 25.99%, 11/17/26 .. 6,720 6,980
182954228.LC.FTS.B, 13.49%, 11/18/26 .. 7,710 7,741
183368090.LC.FTS.B, 19.49%, 11/18/26 .. 3,296 3,358
183287872.LC.FTS.B, 23.99%, 11/18/26 .. 3,057 3,126
182932552.LC.FTS.B, 13.19%, 11/19/26 .. 4,472 3,594
183409505.LC.FTS.B, 15.19%, 11/19/26 .. 9,190 7,386
183394419.LC.FTS.B, 16.49%, 11/19/26 .. 2,557 –
183391565.LC.FTS.B, 23.99%, 11/19/26 .. 2,133 2,195
183333541.LC.FTS.B, 14.19%, 11/22/26 .. 6,160 6,201
182980965.LC.FTS.B, 17.24%, 11/22/26 .. 5,886 5,941

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183371257.LC.FTS.B, 17.74%, 11/22/26 .. $ 9,602 $ 7,716
183418746.LC.FTS.B, 19.49%, 11/22/26 .. 9,166 9,332
183434742.LC.FTS.B, 23.19%, 11/22/26 .. 2,661 2,749
183477091.LC.FTS.B, 13.19%, 11/23/26 .. 2,754 2,777
183485184.LC.FTS.B, 13.99%, 11/23/26 .. 1,675 1,689
183298862.LC.FTS.B, 14.19%, 11/23/26 .. 11,390 11,478
183505251.LC.FTS.B, 16.49%, 11/23/26 .. 2,907 2,936
183425539.LC.FTS.B, 18.49%, 11/23/26 .. 5,909 5,922
183430694.LC.FTS.B, 18.49%, 11/23/26 .. 10,593 –
183430676.LC.FTS.B, 21.99%, 11/23/26 .. 7,287 7,534
183407041.LC.FTS.B, 24.99%, 11/23/26 .. 814 840
183095344.LC.FTS.B, 13.44%, 11/24/26 .. 11,062 11,175
183249731.LC.FTS.B, 17.49%, 11/24/26 .. 4,018 4,047
183149701.LC.FTS.B, 18.49%, 11/24/26 .. 9,264 9,338
183425358.LC.FTS.B, 18.49%, 11/24/26 .. 2,406 2,424
182954964.LC.FTS.B, 19.49%, 11/24/26 .. 6,556 6,695
183524584.LC.FTS.B, 13.19%, 11/26/26 .. 2,603 2,628
183499818.LC.FTS.B, 16.44%, 11/26/26 .. 11,624 11,630
183525639.LC.FTS.B, 21.99%, 11/26/26 .. 1,901 1,968
183193272.LC.FTS.B, 15.44%, 11/27/26 .. 1,480 1,495
183556398.LC.FTS.B, 23.99%, 11/28/26 .. 3,091 3,194
183476845.LC.FTS.B, 16.49%, 11/29/26 .. 4,271 4,309
183447683.LC.FTS.B, 20.44%, 11/29/26 .. 6,033 6,167
183369356.LC.FTS.B, 20.99%, 11/29/26 .. 1,691 1,713
183304070.LC.FTS.B, 15.99%, 11/30/26 .. 11,754 11,815
183359968.LC.FTS.B, 16.49%, 11/30/26 .. 6,452 6,510
b
183434269.LC.FTS.B, 17.24%, 11/30/26 .. 2,961 121
183585512.LC.FTS.B, 19.99%, 11/30/26 .. 7,382 7,484
183618524.LC.FTS.B, 22.99%, 11/30/26 .. 8,035 8,326
183540100.LC.FTS.B, 23.99%, 11/30/26 .. 2,958 –
183611465.LC.FTS.B, 24.99%, 11/30/26 .. 3,978 4,141
183633965.LC.FTS.B, 24.99%, 11/30/26 .. 1,983 2,070
183676944.LC.FTS.B, 17.24%, 12/01/26 .. 1,888 1,895
183067587.LC.FTS.B, 6%, 12/02/26 ..... 6,070 6,145
183768813.LC.FTS.B, 13.24%, 12/02/26 .. 4,428 4,434
183699303.LC.FTS.B, 17.24%, 12/02/26 .. 7,144 –
183721314.LC.FTS.B, 17.44%, 12/03/26 .. 5,167 5,191
183746554.LC.FTS.B, 18.49%, 12/03/26 .. 1,363 1,361
183771895.LC.FTS.B, 21.99%, 12/03/26 .. 6,089 6,254
182329589.LC.FTS.B, 24.99%, 12/03/26 .. 3,737 3,846
183877324.LC.FTS.B, 16.49%, 12/06/26 .. 12,444 12,465
183799901.LC.FTS.B, 17.74%, 12/06/26 .. 3,172 3,186
183790054.LC.FTS.B, 18.49%, 12/06/26 .. 2,645 537
b
183312099.LC.FTS.B, 18.99%, 12/07/26 .. 4,619 590
183415342.LC.FTS.B, 19.49%, 12/07/26 .. 9,776 9,817
183762991.LC.FTS.B, 19.49%, 12/07/26 .. 7,242 7,317
183495228.LC.FTS.B, 20.44%, 12/07/26 .. 1,979 2,008
b
183520272.LC.FTS.B, 21.49%, 12/07/26 .. 8,820 179
183885314.LC.FTS.B, 21.99%, 12/07/26 .. 2,030 2,087
183867910.LC.FTS.B, 23.99%, 12/07/26 .. 5,223 5,370
183866613.LC.FTS.B, 25.99%, 12/07/26 .. 3,100 3,178
183492757.LC.FTS.B, 16.99%, 12/08/26 .. 4,735 4,756
183933487.LC.FTS.B, 23.99%, 12/08/26 .. 5,223 5,372
183461812.LC.FTS.B, 16.74%, 12/09/26 .. 6,090 6,105
183987324.LC.FTS.B, 23.99%, 12/09/26 .. 5,583 5,729
183966000.LC.FTS.B, 24.99%, 12/09/26 .. 1,782 1,845
183970462.LC.FTS.B, 24.99%, 12/09/26 .. 1,059 1,098
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184009395.LC.FTS.B, 9.49%, 12/10/26 ... $ 9,148 $ 9,101
184012121.LC.FTS.B, 13.44%, 12/10/26 .. 5,628 5,653
183680345.LC.FTS.B, 16.44%, 12/10/26 .. 4,041 4,064
183129988.LC.FTS.B, 16.99%, 12/10/26 .. 5,450 5,469
183607115.LC.FTS.B, 17.24%, 12/10/26 .. 9,575 908
183793588.LC.FTS.B, 17.24%, 12/10/26 .. 2,228 2,235
184022156.LC.FTS.B, 20.49%, 12/10/26 .. 3,210 3,255
183611528.LC.FTS.B, 23.99%, 12/10/26 .. 4,465 4,488
183970602.LC.FTS.B, 24.99%, 12/10/26 .. 4,239 4,383
183943387.LC.FTS.B, 15.44%, 12/13/26 .. 7,190 7,214
184033080.LC.FTS.B, 17.44%, 12/13/26 .. 6,857 6,856
183731402.LC.FTS.B, 19.44%, 12/13/26 .. 5,209 5,302
184062734.LC.FTS.B, 21.49%, 12/13/26 .. 1,828 –
184039087.LC.FTS.B, 24.99%, 12/13/26 .. 3,357 3,474
184051343.LC.FTS.B, 28.99%, 12/13/26 .. 6,806 7,024
184176824.LC.FTS.B, 14.99%, 12/14/26 .. 4,253 4,258
183228318.LC.FTS.B, 15.19%, 12/14/26 .. 11,506 9,059
184144008.LC.FTS.B, 16.99%, 12/14/26 .. 5,652 5,673
184109137.LC.FTS.B, 17.74%, 12/14/26 .. 5,849 –
184114198.LC.FTS.B, 18.99%, 12/14/26 .. 7,923 7,973
183841644.LC.FTS.B, 19.99%, 12/14/26 .. 5,572 522
184130928.LC.FTS.B, 21.99%, 12/14/26 .. 7,666 –
183623138.LC.FTS.B, 23.99%, 12/14/26 .. 3,707 3,801
184107590.LC.FTS.B, 23.99%, 12/14/26 .. 2,445 2,500
183641094.LC.FTS.B, 24.99%, 12/14/26 .. 3,554 3,680
183159318.LC.FTS.B, 6%, 12/15/26 ..... 2,440 2,436
184198353.LC.FTS.B, 14.01%, 12/15/26 .. 12,659 4,963
183712326.LC.FTS.B, 15.44%, 12/15/26 .. 2,021 2,029
183603668.LC.FTS.B, 17.19%, 12/15/26 .. 9,196 –
183809680.LC.FTS.B, 17.24%, 12/15/26 .. 10,650 10,548
183996173.LC.FTS.B, 17.44%, 12/15/26 .. 11,405 11,419
183649794.LC.FTS.B, 21.49%, 12/15/26 .. 8,994 9,141
183905553.LC.FTS.B, 13.44%, 12/16/26 .. 1,925 1,913
184144886.LC.FTS.B, 15.19%, 12/16/26 .. 8,532 8,594
183965552.LC.FTS.B, 16.49%, 12/16/26 .. 4,993 3,997
183706984.LC.FTS.B, 21.49%, 12/16/26 .. 1,806 1,816
183612692.LC.FTS.B, 13.49%, 12/17/26 .. 4,150 4,169
184223937.LC.FTS.B, 16.44%, 12/17/26 .. 5,919 5,947
184248806.LC.FTS.B, 18.49%, 12/17/26 .. 9,071 9,126
184214073.LC.FTS.B, 27.99%, 12/17/26 .. 4,418 4,579
183673632.LC.FTS.B, 15.44%, 12/18/26 .. 4,760 4,743
183852446.LC.FTS.B, 17.99%, 12/18/26 .. 5,267 5,254
184104646.LC.FTS.B, 17.44%, 12/20/26 .. 5,999 6,046
184283202.LC.FTS.B, 19.49%, 12/20/26 .. 2,607 2,658
184059193.LC.FTS.B, 21.99%, 12/20/26 .. 7,628 7,871
184343324.LC.FTS.B, Zero Cpn, 12/21/26 14,614 –
184382909.LC.FTS.B, 12.99%, 12/21/26 .. 5,881 5,912
184130767.LC.FTS.B, 16.44%, 12/21/26 .. 6,527 6,509
184309308.LC.FTS.B, 17.24%, 12/21/26 .. 1,030 1,024
184032290.LC.FTS.B, 20.99%, 12/21/26 .. 7,393 7,395
184358622.LC.FTS.B, 21.99%, 12/21/26 .. 4,234 4,362
183726564.LC.FTS.B, Zero Cpn, 12/23/26 14,973 –
184224030.LC.FTS.B, 15.49%, 12/23/26 .. 6,174 6,194
184421299.LC.FTS.B, 16.74%, 12/23/26 .. 2,342 2,363
183436430.LC.FTS.B, 16.99%, 12/23/26 .. 11,181 11,255
184427346.LC.FTS.B, 19.74%, 12/23/26 .. 11,843 –
184321733.LC.FTS.B, 23.99%, 12/23/26 .. 11,658 557

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183940387.LC.FTS.B, 19.99%, 12/25/26 .. $ 6,138 $ 6,258
184275242.LC.FTS.B, 23.99%, 12/27/26 .. 6,964 7,209
184249796.LC.FTS.B, 15.44%, 12/28/26 .. 5,029 5,070
184172800.LC.FTS.B, 16.44%, 12/28/26 .. 4,167 –
184142978.LC.FTS.B, 17.44%, 12/28/26 .. 4,776 4,811
184029644.LC.FTS.B, 17.49%, 12/28/26 .. 10,410 10,479
183866022.LC.FTS.B, 24.99%, 12/28/26 .. 4,947 –
183977917.LC.FTS.B, 16.49%, 12/30/26 .. 12,047 –
184298012.LC.FTS.B, 18.74%, 12/30/26 .. 1,666 1,678
184066327.LC.FTS.B, 14.19%, 12/31/26 .. 4,492 4,515
183794746.LC.FTS.B, 21.99%, 12/31/26 .. 12,226 –
184379539.LC.FTS.B, 12.19%, 1/02/27 ... 9,360 9,267
183888494.LC.FTS.B, 17.99%, 1/06/27 ... 3,310 3,309
183882896.LC.FTS.B, 6%, 1/07/27 ...... 5,610 5,650
183999420.LC.FTS.B, 12.99%, 3/09/27 ... 12,536 10,536
183154136.LC.FTS.B, 18.49%, 3/16/27 ... 3,576 3,591
184013288.LC.FTS.B, 24.99%, 4/10/27 ... 8,583 8,883
182675743.LC.FTS.B, 15%, 4/15/27 ..... 17,295 –
183536773.LC.FTS.B, 19.74%, 4/16/27 ... 12,474 10,108
183436461.LC.FTS.B, 10%, 4/23/27 ..... 12,312 10,064
184040777.LC.FTS.B, 23.99%, 4/24/27 ... 4,594 890
182419678.LC.FTS.B, 19.99%, 4/25/27 ... 8,818 8,957
182469398.LC.FTS.B, 21.99%, 5/05/27 ... 8,100 8,291
183710879.LC.FTS.B, 19.95%, 5/06/27 ... 10,640 1,900
182925771.LC.FTS.B, 23.99%, 5/12/27 ... 15,255 15,569
182882013.LC.FTS.B, 24.99%, 5/24/27 ... 8,948 9,301
184033235.LC.FTS.B, 24.99%, 5/24/27 ... 11,370 9,394
183805030.LC.FTS.B, 17.49%, 6/16/27 ... 12,571 9,838
183437929.LC.FTS.B, 20.49%, 6/30/27 ... 10,839 10,988
183593989.LC.FTS.B, 27.49%, 7/15/27 ... 12,367 12,690
183590285.LC.FTS.B, 5%, 7/16/27 ...... 8,912 7,489
183252907.LC.FTS.B, 16.49%, 9/23/27 ... 7,032 6,959
184033253.LC.FTS.B, 28.99%, 10/25/27 .. 3,334 3,465
184211532.LC.FTS.B, 15%, 10/28/27 .... 18,358 18,448
182185437.LC.FTS.B, 5%, 10/29/27 ..... 7,634 7,672
b
184064152.LC.FTS.B, 19.49%, 10/13/28 .. 14,835 1,286
172830533.LC.FTS.B, Zero Cpn, 1/04/34 . 1,662 –
182406475.LC.FTS.B, 19.99%, 11/03/34 .. 2,868 –
182863664.LC.FTS.B, 19.99%, 11/17/34 .. 326 –
183339903.LC.FTS.B, Zero Cpn, 11/26/34 4,926 –
183558965.LC.FTS.B, 18.99%, 12/06/34 .. 2,231 –
183915427.LC.FTS.B, 13.24%, 12/08/34 .. 5,953 –
b
183409645.LC.FTS.B, 5%, 12/20/34 ..... 2,462 237
184435348.LC.FTS.B, 17.99%, 12/23/34 .. 1,756 –
184149278.LC.FTS.B, 16.49%, 1/28/35 ... 3,223 –
184090151.LC.FTS.B, 19.99%, 2/28/35 ... 2,807 –
184253510.LC.FTS.B, 18.49%, 8/21/35 ... 4,459 –
996,937
Prosper Funding LLC
1613481.PS.FTS.B, 19.78%, 8/11/26 .... 3,629 3,677
1604105.PS.FTS.B, 13.74%, 8/12/26 .... 6,533 6,526
1613874.PS.FTS.B, 15.2%, 8/12/26 ..... 2,235 2,255
1613892.PS.FTS.B, 19.18%, 8/12/26 .... 1,514 1,537
1607647.PS.FTS.B, 15%, 8/13/26 ....... 1,783 1,798
1615164.PS.FTS.B, 17%, 8/13/26 ....... 2,288 2,327
1607977.PS.FTS.B, 25.48%, 8/13/26 .... 1,195 1,229
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1604924.PS.FTS.B, 28.4%, 8/13/26 ..... $ 1,757 $ 1,810
1608526.PS.FTS.B, 19.78%, 8/16/26 .... 1,936 1,966
1604936.PS.FTS.B, 25%, 8/16/26 ....... 532 548
1616271.PS.FTS.B, 12.5%, 8/17/26 ..... 2,555 2,555
1609138.PS.FTS.B, 16.18%, 8/17/26 .... 3,413 3,412
1611388.PS.FTS.B, 15.8%, 8/19/26 ..... 2,048 2,050
1612375.PS.FTS.B, 14.29%, 8/23/26 .... 2,199 2,226
1620525.PS.FTS.B, 16.4%, 8/24/26 ..... 1,370 1,387
1622217.PS.FTS.B, 16.7%, 9/07/26 ..... 384 385
1605623.PS.FTS.B, 16.64%, 9/15/26 .... 3,146 3,175
1633221.PS.FTS.B, 18.13%, 9/17/26 .... 9,041 9,123
1606780.PS.FTS.B, 29.08%, 9/18/26 .... 2,398 2,477
1628728.PS.FTS.B, 12.5%, 9/22/26 ..... 1,628 1,632
1628947.PS.FTS.B, 12.5%, 9/23/26 ..... 2,559 2,565
1635660.PS.FTS.B, 12.87%, 9/23/26 .... 2,360 2,363
1625255.PS.FTS.B, 13.2%, 9/23/26 ..... 1,885 1,887
1636926.PS.FTS.B, 11.6%, 9/24/26 ..... 2,633 2,637
b
1629340.PS.FTS.B, 12.9%, 9/24/26 ..... 2,709 343
1630456.PS.FTS.B, 12.76%, 9/27/26 .... 3,506 3,516
1630438.PS.FTS.B, 15.29%, 9/27/26 .... 2,443 2,473
1630432.PS.FTS.B, 15.9%, 9/27/26 ..... 2,962 3,009
1634442.PS.FTS.B, 13.93%, 9/28/26 .... 2,287 2,288
1624733.PS.FTS.B, 16.33%, 10/17/26 ... 1,864 1,884
1655382.PS.FTS.B, 12.8%, 10/27/26 .... 8,894 8,906
1655400.PS.FTS.B, 13.7%, 10/27/26 .... 1,548 1,566
1648636.PS.FTS.B, 15.2%, 10/27/26 .... 530 535
1645256.PS.FTS.B, 16.33%, 10/27/26 ... 2,159 2,182
1645934.PS.FTS.B, 10.5%, 10/28/26 .... 1,952 1,956
1649653.PS.FTS.B, 14.7%, 10/28/26 .... 1,759 1,779
1646096.PS.FTS.B, 15.1%, 10/28/26 .... 1,586 1,604
1646336.PS.FTS.B, 16.33%, 10/28/26 ... 5,421 5,482
1657014.PS.FTS.B, 10.5%, 10/31/26 .... 9,216 9,228
1650649.PS.FTS.B, 13.8%, 10/31/26 .... 2,201 2,231
1657476.PS.FTS.B, 13.8%, 11/01/26 .... 4,172 4,190
1658550.PS.FTS.B, 9.45%, 11/02/26 .... 3,873 3,861
1651418.PS.FTS.B, 11.6%, 11/05/26 ..... 536 534
1650998.PS.FTS.B, 12.7%, 11/05/26 .... 4,096 4,085
1660986.PS.FTS.B, 16.8%, 11/05/26 .... 7,302 7,342
1654327.PS.FTS.B, 22.55%, 11/05/26 .... 2,616 2,697
1651841.PS.FTS.B, 15.4%, 11/08/26 .... 1,571 1,581
1665054.PS.FTS.B, 16.93%, 11/08/26 .... 8,963 4,557
1652894.PS.FTS.B, 12.7%, 11/09/26 .... 2,208 2,202
1659130.PS.FTS.B, 15.18%, 11/09/26 .... 3,984 4,011
1652711.PS.FTS.B, 16.2%, 11/09/26 ..... 3,616 3,673
1654496.PS.FTS.B, 11.79%, 11/10/26 .... 2,689 2,685
1660783.PS.FTS.B, 11.7%, 11/12/26 ..... 4,832 4,827
1658878.PS.FTS.B, 12.98%, 11/13/26 .... 6,871 6,851
1659238.PS.FTS.B, 10.8%, 11/15/26 .... 1,994 1,989
1656380.PS.FTS.B, 10.9%, 11/15/26 .... 2,111 2,111
1654759.PS.FTS.B, 11.89%, 11/19/26 .... 1,276 1,272
1660438.PS.FTS.B, 16%, 11/19/26 ...... 1,477 1,499
1645613.PS.FTS.B, 12.62%, 11/20/26 .... 3,760 3,764
1653277.PS.FTS.B, 13.8%, 12/10/26 .... 7,381 7,390
1679077.PS.FTS.B, 15.12%, 12/15/26 ... 6,092 6,117
1685964.PS.FTS.B, 15.29%, 12/15/26 ... 6,108 6,133
1672964.PS.FTS.B, 28.23%, 12/15/26 ... 3,698 3,832
1680172.PS.FTS.B, 13.4%, 12/16/26 .... 3,554 3,571

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1680709.PS.FTS.B, 10.5%, 12/20/26 .... $ 5,677 $ 5,667
1681081.PS.FTS.B, 11.33%, 12/20/26 .... 2,740 2,737
1681270.PS.FTS.B, 13.08%, 12/20/26 ... 2,062 2,060
1677662.PS.FTS.B, 18.25%, 12/23/26 ... 7,040 7,183
1659142.PS.FTS.B, 14.6%, 12/29/26 .... 2,656 2,662
1656207.PS.FTS.B, 23.64%, 5/27/27 .... 12,994 13,125
1656341.PS.FTS.B, 15.29%, 6/15/27 .... 8,049 1,956
1630162.PS.FTS.B, 16.33%, 8/22/27 .... 12,959 10,901
1665885.PS.FTS.B, 13.7%, 8/27/27 ..... 10,660 5,817
1672340.PS.FTS.B, 15.1%, 11/14/35 .... 438 440
253,851
Upgrade, Inc. - Card
b
991269532.UG.FTS.B, 29.46%, 1/05/26 .. 67 5
b
991421184.UG.FTS.B, 29.49%, 1/06/26 .. 131 9
991238529.UG.FTS.B, 19.8%, 1/16/26 ... 247 249
b
991131752.UG.FTS.B, 29.49%, 1/20/26 .. 45 3
991168137.UG.FTS.B, 19.8%, 2/21/26 ... 43 39
b
991152518.UG.FTS.B, 18.97%, 2/23/26 .. 74 61
991149182.UG.FTS.B, 28.48%, 5/21/26 .. 36 33
991182716.UG.FTS.B, 21.98%, 5/26/26 .. 94 81
991161030.UG.FTS.B, 29.49%, 6/18/26 .. 68 70
991123245.UG.FTS.B, 26.94%, 8/23/26 .. 341 280
991148239.UG.FTS.B, 29.49%, 9/20/26 .. 207 184
991087378.UG.FTS.B, 21.36%, 11/15/26 . 271 75
991356469.UG.FTS.B, 16.99%, 12/07/26 . 8 8
991265247.UG.FTS.B, 16.99%, 12/12/26 . 168 174
991359359.UG.FTS.B, 15.99%, 12/14/26 . 20 20
991467528.UG.FTS.B, 15.99%, 12/14/26 . 12 12
991326633.UG.FTS.B, 21.99%, 12/19/26 . 269 276
991020944.UG.FTS.B, 15.99%, 1/06/27 .. 1,296 1,329
991217394.UG.FTS.B, 29.49%, 1/20/27 .. 85 67
991180816.UG.FTS.B, 29.49%, 1/23/27 .. 146 114
991119833.UG.FTS.B, 19.21%, 2/20/27 .. 615 441
991226691.UG.FTS.B, 15.99%, 3/06/27 .. 118 123
991249712.UG.FTS.B, 15.99%, 3/06/27 .. 1,482 1,537
991120297.UG.FTS.B, 22.97%, 3/23/27 .. 1,095 837
991218283.UG.FTS.B, 14.98%, 6/27/27 .. 3,301 2,295
991058306.UG.FTS.B, 20.46%, 7/11/27 .. 505 503
b
991418120.UG.FTS.B, 14.98%, 7/13/27 .. 161 11
991252958.UG.FTS.B, 18.97%, 7/24/27 .. 294 34
991225567.UG.FTS.B, 19.8%, 1/18/28 ... 239 235
991299503.UG.FTS.B, 17.99%, 1/27/28 .. 282 280
991162953.UG.FTS.B, 26.94%, 1/27/28 .. 158 152
991418802.UG.FTS.B, 29.49%, 2/10/28 .. 96 21
991262312.UG.FTS.B, 29.49%, 6/29/28 .. 144 144
991089483.UG.FTS.B, 29.49%, 11/15/28 . 136 135
991102474.UG.FTS.B, 29.49%, 11/16/28 . 2,500 2,452
991098718.UG.FTS.B, 23.95%, 12/09/28 . 505 109
991266262.UG.FTS.B, 19.8%, 12/16/28 .. 1,305 742
b
991223479.UG.FTS.B, 29.49%, 3/18/29 .. 192 112
991137442.UG.FTS.B, 21.46%, 2/25/30 .. 55 56
b
991152322.UG.FTS.B, 26.94%, 3/27/30 .. 512 41
b
991216328.UG.FTS.B, 26.94%, 3/27/30 .. 103 8
b
991293334.UG.FTS.B, 16.99%, 7/13/30 .. 110 8
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
b
991072361.UG.FTS.B, 21.46%, 8/10/30 .. $ 145 $ 10
b
991226484.UG.FTS.B, 21.46%, 8/10/30 .. 175 12
991176181.UG.FTS.B, 19.99%, 9/23/30 .. 2 2
b
991179044.UG.FTS.B, 21.46%, 9/29/30 .. 251 211
b
991284608.UG.FTS.B, 21.98%, 10/04/30 . 142 –
991233872.UG.FTS.B, 17.99%, 10/05/30 . 47 48
991299072.UG.FTS.B, 29.49%, 10/23/30 . 18 18
991025029.UG.FTS.B, 21.46%, 11/09/30 . 31 17
991237888.UG.FTS.B, 28.98%, 11/15/30 . 30 31
991100555.UG.FTS.B, 29.49%, 11/20/30 . 131 133
991124779.UG.FTS.B, 29.49%, 11/22/30 . 6 6
991197071.UG.FTS.B, 21.98%, 11/09/31 . 218 129
13,982
Upstart Network, Inc.
L1410769.UP.FTS.B, 17.3%, 7/09/26 .... 998 980
L1410682.UP.FTS.B, 18.43%, 7/09/26 .... 1,991 1,957
L1410871.UP.FTS.B, 19.36%, 7/09/26 .... 874 859
L1406959.UP.FTS.B, 19.7%, 7/09/26 .... 562 552
L1612245.UP.FTS.B, 7.13%, 8/23/26 .... 915 894
L1612759.UP.FTS.B, 7.7%, 8/23/26 ..... 1,070 1,049
L1613031.UP.FTS.B, 10.95%, 8/23/26 .... 2,272 2,241
L1612198.UP.FTS.B, 11.94%, 8/23/26 .... 2,669 2,628
L1606587.UP.FTS.B, 14.39%, 8/23/26 .... 10,861 10,698
FW1613143.UP.FTS.B, 19.39%, 8/23/26 .. 4,797 4,735
FW1613287.UP.FTS.B, 21.05%, 8/23/26 .. 717 708
L1611961.UP.FTS.B, 21.45%, 8/23/26 .... 1,368 1,349
L1612389.UP.FTS.B, 21.85%, 8/23/26 .... 1,559 1,539
L1605896.UP.FTS.B, 25.03%, 8/23/26 .... 9,060 7,051
L1612867.UP.FTS.B, 25.04%, 8/23/26 .... 474 468
L1612430.UP.FTS.B, 25.3%, 8/23/26 .... 316 251
L1610778.UP.FTS.B, 25.4%, 8/23/26 .... 1,044 1,031
L1613041.UP.FTS.B, 26.53%, 8/23/26 .... 1,569 1,361
FW1612948.UP.FTS.B, 30.7%, 8/23/26 ... 2,869 2,837
L1613779.UP.FTS.B, 8.38%, 8/24/26 .... 2,764 2,711
L1614080.UP.FTS.B, 9.53%, 8/24/26 .... 599 587
L1613838.UP.FTS.B, 13.27%, 8/24/26 .... 211 208
FW1614076.UP.FTS.B, 14.66%, 8/24/26 .. 2,163 2,131
L1617016.UP.FTS.B, 15.82%, 8/24/26 .... 3,926 3,888
L1617004.UP.FTS.B, 16.62%, 8/24/26 .... 1,377 1,364
b
L1613683.UP.FTS.B, 16.65%, 8/24/26 .... 1,835 316
FW1613769.UP.FTS.B, 16.69%, 8/24/26 .. 1,139 1,124
L1616581.UP.FTS.B, 16.94%, 8/24/26 .... 671 665
L1614751.UP.FTS.B, 17.63%, 8/24/26 .... 3,427 3,383
L1614375.UP.FTS.B, 18.88%, 8/24/26 .... 1,903 1,879
L1616929.UP.FTS.B, 19.05%, 8/24/26 .... 2,386 2,356
L1613574.UP.FTS.B, 19.14%, 8/24/26 .... 716 707
L1618259.UP.FTS.B, 19.27%, 8/24/26 .... 1,916 1,891
L1617537.UP.FTS.B, 20.26%, 8/24/26 .... 900 889
L1613128.UP.FTS.B, 21.09%, 8/24/26 .... 12,441 12,287
L1617008.UP.FTS.B, 21.28%, 8/24/26 .... 776 766
FW1617548.UP.FTS.B, 21.5%, 8/24/26 ... 1,193 1,178
FW1616680.UP.FTS.B, 21.59%, 8/24/26 .. 2,991 2,954
L1617314.UP.FTS.B, 23.08%, 8/24/26 .... 609 602
FW1614723.UP.FTS.B, 23.32%, 8/24/26 .. 3,837 3,789
FW1614111.UP.FTS.B, 23.36%, 8/24/26 .. 2,372 2,343

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1617338.UP.FTS.B, 23.46%, 8/24/26 .... $ 653 $ 645
L1617363.UP.FTS.B, 23.46%, 8/24/26 .... 1,935 1,918
FW1616273.UP.FTS.B, 23.5%, 8/24/26 ... 218 216
L1616072.UP.FTS.B, 24%, 8/24/26 ...... 1,215 1,201
L1599086.UP.FTS.B, 24.44%, 8/24/26 .... 1,986 1,962
L1617884.UP.FTS.B, 24.99%, 8/24/26 .... 315 311
L1617253.UP.FTS.B, 25.15%, 8/24/26 .... 3,688 3,644
FW1591289.UP.FTS.B, 25.18%, 8/24/26 .. 897 886
L1613599.UP.FTS.B, 25.21%, 8/24/26 .... 660 652
L1616132.UP.FTS.B, 25.25%, 8/24/26 .... 316 313
L1614231.UP.FTS.B, 25.4%, 8/24/26 .... 503 497
FW1618114.UP.FTS.B, 25.78%, 8/24/26 .. 853 843
b
FW1614841.UP.FTS.B, 27.56%, 8/24/26 .. 863 161
b
FW1614066.UP.FTS.B, 29.58%, 8/24/26 .. 2,267 162
FW1613869.UP.FTS.B, 30.42%, 8/24/26 .. 372 367
FW1615250.UP.FTS.B, 30.57%, 8/24/26 .. 454 448
FW1614110.UP.FTS.B, 32.03%, 8/24/26 .. 1,170 1,013
L1619126.UP.FTS.B, 9.43%, 8/25/26 .... 2,011 1,973
L1619757.UP.FTS.B, 12.57%, 8/25/26 .... 1,699 1,674
L1572047.UP.FTS.B, 12.99%, 8/25/26 .... 955 942
L1620125.UP.FTS.B, 15.38%, 8/25/26 .... 224 222
FW1619311.UP.FTS.B, 16.02%, 8/25/26 .. 1,344 1,332
FW1619065.UP.FTS.B, 16.98%, 8/25/26 .. 5,762 5,709
L1619610.UP.FTS.B, 17.18%, 8/25/26 .... 1,117 1,104
L1620043.UP.FTS.B, 17.72%, 8/25/26 .... 677 667
L1618616.UP.FTS.B, 21.44%, 8/25/26 .... 2,490 2,460
FW1619947.UP.FTS.B, 22.69%, 8/25/26 .. 77 76
L1620763.UP.FTS.B, 23.08%, 8/25/26 .... 1,380 1,364
L1620526.UP.FTS.B, 23.25%, 8/25/26 .... 513 507
L1621031.UP.FTS.B, 25.07%, 8/25/26 .... 1,579 1,561
L1619585.UP.FTS.B, 25.33%, 8/25/26 .... 1,928 1,906
L1618792.UP.FTS.B, 25.43%, 8/25/26 .... 1,059 358
FW1620759.UP.FTS.B, 25.44%, 8/25/26 .. 1,059 1,047
b
L1621068.UP.FTS.B, 25.46%, 8/25/26 .... 1,585 114
b
FW1617532.UP.FTS.B, 25.68%, 8/25/26 .. 1,004 182
L1620151.UP.FTS.B, 26.66%, 8/25/26 .... 3,558 3,518
L1617795.UP.FTS.B, 13.57%, 9/01/26 .... 5,947 5,852
b
FW1615073.UP.FTS.B, 30.97%, 9/03/26 .. 1,233 –
L1706771.UP.FTS.B, 9.86%, 9/13/26 .... 3,991 3,922
FW1703655.UP.FTS.B, 10.14%, 9/13/26 .. 1,010 992
FW1705224.UP.FTS.B, 10.49%, 9/13/26 .. 5,608 5,510
L1706707.UP.FTS.B, 14.84%, 9/13/26 .... 4,841 4,759
FW1705595.UP.FTS.B, 15.51%, 9/13/26 .. 3,631 3,586
L1706683.UP.FTS.B, 16.01%, 9/13/26 .... 652 412
L1705287.UP.FTS.B, 16.2%, 9/13/26 .... 2,850 2,815
FW1706882.UP.FTS.B, 17.33%, 9/13/26 .. 1,187 1,172
L1706066.UP.FTS.B, 18.08%, 9/13/26 .... 677 666
L1705021.UP.FTS.B, 18.29%, 9/13/26 .... 2,111 2,077
FW1701942.UP.FTS.B, 19.32%, 9/13/26 .. 3,925 3,861
L1705415.UP.FTS.B, 19.86%, 9/13/26 .... 2,316 2,279
L1706913.UP.FTS.B, 20.18%, 9/13/26 .... 1,912 1,878
L1706223.UP.FTS.B, 20.97%, 9/13/26 .... 4,621 2,990
FW1705757.UP.FTS.B, 21.7%, 9/13/26 ... 975 958
L1706178.UP.FTS.B, 22.1%, 9/13/26 .... 955 939
L1706147.UP.FTS.B, 23.21%, 9/13/26 .... 1,394 1,370
L1706443.UP.FTS.B, 23.44%, 9/13/26 .... 864 849
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1706931.UP.FTS.B, 24.04%, 9/13/26 .... $ 337 $ 331
L1706467.UP.FTS.B, 24.5%, 9/13/26 .... 343 339
L1705774.UP.FTS.B, 24.52%, 9/13/26 .... 2,282 2,243
L1699725.UP.FTS.B, 24.98%, 9/13/26 .... 575 398
L1705130.UP.FTS.B, 24.98%, 9/13/26 .... 876 600
L1705055.UP.FTS.B, 24.99%, 9/13/26 .... 556 385
L1706179.UP.FTS.B, 25.28%, 9/13/26 .... 372 367
L1705964.UP.FTS.B, 25.31%, 9/13/26 .... 1,475 1,450
L1707003.UP.FTS.B, 25.5%, 9/13/26 .... 488 480
L1706122.UP.FTS.B, 26.74%, 9/13/26 .... 710 623
FW1706840.UP.FTS.B, 26.82%, 9/13/26 .. 10,638 10,460
FW1705300.UP.FTS.B, 26.94%, 9/13/26 .. 646 635
FW1705464.UP.FTS.B, 28.92%, 9/13/26 .. 2,270 2,234
FW1706229.UP.FTS.B, 30.24%, 9/13/26 .. 1,373 1,352
FW1705888.UP.FTS.B, 30.31%, 9/13/26 .. 882 868
FW1705881.UP.FTS.B, 30.81%, 9/13/26 .. 1,686 1,659
FW1705876.UP.FTS.B, 30.83%, 9/13/26 .. 530 521
FW1706907.UP.FTS.B, 30.87%, 9/13/26 .. 559 550
FW1704990.UP.FTS.B, 31.11%, 9/13/26 .. 290 285
FW1706597.UP.FTS.B, 31.11%, 9/13/26 .. 592 583
FW1703542.UP.FTS.B, 31.45%, 9/13/26 .. 8,914 5,764
L1706806.UP.FTS.B, 15.22%, 9/15/26 .... 1,577 1,552
L1705598.UP.FTS.B, 17.01%, 9/21/26 .... 732 723
L1877184.UP.FTS.B, 9.06%, 10/19/26 .... 2,133 2,090
L1851771.UP.FTS.B, 9.22%, 10/19/26 .... 834 817
L1875318.UP.FTS.B, 10.07%, 10/19/26 ... 1,299 1,278
L1881256.UP.FTS.B, 11.03%, 10/19/26 ... 2,860 2,811
L1879834.UP.FTS.B, 11.35%, 10/19/26 ... 6,092 5,989
FW1878185.UP.FTS.B, 13.38%, 10/19/26 . 10,261 10,088
L1878258.UP.FTS.B, 14.16%, 10/19/26 ... 2,312 1,685
L1877450.UP.FTS.B, 14.9%, 10/19/26 .... 883 869
L1880586.UP.FTS.B, 15.78%, 10/19/26 ... 2,016 1,994
L1864741.UP.FTS.B, 16.15%, 10/19/26 ... 1,630 1,612
L1881295.UP.FTS.B, 16.28%, 10/19/26 ... 2,344 711
L1878278.UP.FTS.B, 16.38%, 10/19/26 ... 2,698 2,668
L1877933.UP.FTS.B, 16.4%, 10/19/26 .... 667 657
L1878027.UP.FTS.B, 16.7%, 10/19/26 .... 2,590 2,561
L1881555.UP.FTS.B, 17.31%, 10/19/26 ... 1,824 1,797
FW1876338.UP.FTS.B, 17.58%, 10/19/26 . 990 980
L1879412.UP.FTS.B, 17.84%, 10/19/26 ... 982 972
L1880587.UP.FTS.B, 18.12%, 10/19/26 ... 1,110 1,098
L1871080.UP.FTS.B, 18.23%, 10/19/26 ... 1,429 1,409
FW1881398.UP.FTS.B, 18.35%, 10/19/26 . 1,043 776
L1879198.UP.FTS.B, 19.39%, 10/19/26 ... 2,800 2,761
L1876835.UP.FTS.B, 19.58%, 10/19/26 ... 284 280
L1871750.UP.FTS.B, 19.96%, 10/19/26 ... 1,687 1,661
FW1880709.UP.FTS.B, 20.07%, 10/19/26 . 2,005 1,984
L1876035.UP.FTS.B, 20.11%, 10/19/26 ... 1,146 1,128
FW1880186.UP.FTS.B, 20.64%, 10/19/26 . 1,589 1,564
FW1878006.UP.FTS.B, 22.44%, 10/19/26 . 3,567 3,513
FW1875013.UP.FTS.B, 22.78%, 10/19/26 . 2,687 2,648
L1877299.UP.FTS.B, 22.84%, 10/19/26 ... 3,589 3,535
FW1866351.UP.FTS.B, 22.85%, 10/19/26 . 754 743
FW1880160.UP.FTS.B, 22.89%, 10/19/26 . 1,349 1,329
L1876513.UP.FTS.B, 22.94%, 10/19/26 ... 1,409 1,388
FW1880088.UP.FTS.B, 23.43%, 10/19/26 . 2,778 2,737
FW1876728.UP.FTS.B, 23.57%, 10/19/26 . 4,103 4,042

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
b
L1880563.UP.FTS.B, 24.05%, 10/19/26 ... $ 1,068 $ 28
L1881431.UP.FTS.B, 24.79%, 10/19/26 ... 492 485
L1877594.UP.FTS.B, 24.95%, 10/19/26 ... 1,081 1,066
L1880129.UP.FTS.B, 24.99%, 10/19/26 ... 1,111 855
L1876477.UP.FTS.B, 25.39%, 10/19/26 ... 1,087 1,072
L1876404.UP.FTS.B, 25.47%, 10/19/26 ... 622 613
L1873948.UP.FTS.B, 25.57%, 10/19/26 ... 3,343 2,554
FW1879167.UP.FTS.B, 25.8%, 10/19/26 .. 283 279
L1879783.UP.FTS.B, 25.86%, 10/19/26 ... 1,123 854
FW1877802.UP.FTS.B, 26.08%, 10/19/26 . 2,353 2,320
FW1877751.UP.FTS.B, 26.95%, 10/19/26 . 1,375 1,048
FW1877218.UP.FTS.B, 28.56%, 10/19/26 . 3,243 3,199
FW1876795.UP.FTS.B, 29.56%, 10/19/26 . 1,056 1,041
FW1878098.UP.FTS.B, 30.84%, 10/19/26 . 403 397
FW1878489.UP.FTS.B, 30.93%, 10/19/26 . 585 438
FW1880229.UP.FTS.B, 31.05%, 10/19/26 . 472 465
FW1877716.UP.FTS.B, 31.6%, 10/19/26 .. 1,358 1,340
FW1876495.UP.FTS.B, 31.7%, 10/19/26 .. 2,174 2,147
L1990756.UP.FTS.B, 7.18%, 11/08/26 .... 2,973 2,908
L1994718.UP.FTS.B, 8.83%, 11/08/26 .... 4,852 4,747
L1991230.UP.FTS.B, 9.13%, 11/08/26 .... 6,182 6,053
L1996991.UP.FTS.B, 9.23%, 11/08/26 .... 7,159 7,003
L1993451.UP.FTS.B, 9.84%, 11/08/26 .... 2,997 2,934
L1996355.UP.FTS.B, 10.29%, 11/08/26 ... 3,403 3,338
L1992891.UP.FTS.B, 10.76%, 11/08/26 ... 2,129 2,088
FW1995006.UP.FTS.B, 10.93%, 11/08/26 . 3,440 3,376
L1988958.UP.FTS.B, 10.98%, 11/08/26 ... 397 390
L1998866.UP.FTS.B, 11.49%, 11/08/26 ... 4,535 4,450
L1996448.UP.FTS.B, 11.66%, 11/08/26 ... 10,758 10,555
L1994627.UP.FTS.B, 11.81%, 11/08/26 ... 1,614 1,579
L1995371.UP.FTS.B, 12.23%, 11/08/26 ... 1,082 1,062
L1995435.UP.FTS.B, 12.23%, 11/08/26 ... 460 452
L1999575.UP.FTS.B, 12.84%, 11/08/26 ... 301 295
L1989008.UP.FTS.B, 12.93%, 11/08/26 ... 466 457
L1989940.UP.FTS.B, 12.93%, 11/08/26 ... 767 753
L1993366.UP.FTS.B, 14.1%, 11/08/26 .... 559 548
L1994789.UP.FTS.B, 14.19%, 11/08/26 ... 1,958 1,922
FW1997293.UP.FTS.B, 14.33%, 11/08/26 . 1,500 881
L1995404.UP.FTS.B, 14.33%, 11/08/26 ... 2,251 2,220
L1991804.UP.FTS.B, 14.89%, 11/08/26 ... 2,267 2,225
L1995379.UP.FTS.B, 15.15%, 11/08/26 ... 1,989 1,953
L1992261.UP.FTS.B, 15.59%, 11/08/26 ... 801 786
FW1991255.UP.FTS.B, 15.82%, 11/08/26 . 3,305 3,245
L1992970.UP.FTS.B, 16.04%, 11/08/26 ... 4,240 4,183
L1989989.UP.FTS.B, 16.18%, 11/08/26 ... 3,108 3,066
L1989606.UP.FTS.B, 16.9%, 11/08/26 .... 1,169 1,154
FW1999118.UP.FTS.B, 17.22%, 11/08/26 . 1,763 1,739
L1993764.UP.FTS.B, 17.26%, 11/08/26 ... 441 433
L1991180.UP.FTS.B, 17.58%, 11/08/26 ... 1,036 1,022
L1988482.UP.FTS.B, 18.26%, 11/08/26 ... 2,329 2,287
L1995842.UP.FTS.B, 18.87%, 11/08/26 ... 1,054 1,036
b
L1996217.UP.FTS.B, 19.54%, 11/08/26 ... 1,866 135
L1996185.UP.FTS.B, 20.69%, 11/08/26 ... 1,550 1,530
L1988462.UP.FTS.B, 20.81%, 11/08/26 ... 1,862 1,838
L1991281.UP.FTS.B, 20.82%, 11/08/26 ... 684 672
L1994689.UP.FTS.B, 21.04%, 11/08/26 ... 1,269 1,246
L1989334.UP.FTS.B, 21.32%, 11/08/26 ... 6,683 4,159
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1991956.UP.FTS.B, 21.37%, 11/08/26 ... $ 627 $ 619
L1989095.UP.FTS.B, 21.91%, 11/08/26 ... 2,478 2,435
L1991663.UP.FTS.B, 21.95%, 11/08/26 ... 3,187 3,124
FW1989899.UP.FTS.B, 22.28%, 11/08/26 . 867 850
L1991475.UP.FTS.B, 22.35%, 11/08/26 ... 635 623
L1999817.UP.FTS.B, 23.27%, 11/08/26 ... 1,932 1,895
L1996843.UP.FTS.B, 24.19%, 11/08/26 ... 3,269 3,206
FW1994028.UP.FTS.B, 24.21%, 11/08/26 . 2,287 2,243
L1989848.UP.FTS.B, 24.75%, 11/08/26 ... 2,237 2,195
FW1991387.UP.FTS.B, 24.97%, 11/08/26 . 1,582 970
L1919784.UP.FTS.B, 25.31%, 11/08/26 ... 3,717 3,646
L1995398.UP.FTS.B, 25.36%, 11/08/26 ... 869 852
L1992549.UP.FTS.B, 25.44%, 11/08/26 ... 3,424 3,358
L1992732.UP.FTS.B, 26.2%, 11/08/26 .... 1,612 1,007
FW1998563.UP.FTS.B, 26.46%, 11/08/26 . 819 803
FW1998048.UP.FTS.B, 26.92%, 11/08/26 . 849 833
L1990551.UP.FTS.B, 26.95%, 11/08/26 ... 3,295 3,233
FW1994443.UP.FTS.B, 27.95%, 11/08/26 . 3,460 3,395
FW1994756.UP.FTS.B, 28%, 11/08/26 ... 1,037 1,017
FW1996228.UP.FTS.B, 28.64%, 11/08/26 . 4,176 4,099
FW1991541.UP.FTS.B, 29.36%, 11/08/26 . 2,104 2,066
FW1999851.UP.FTS.B, 29.4%, 11/08/26 .. 1,590 1,561
FW1992347.UP.FTS.B, 29.82%, 11/08/26 . 10,591 10,401
FW1994293.UP.FTS.B, 30.31%, 11/08/26 . 519 510
FW1997312.UP.FTS.B, 30.32%, 11/08/26 . 356 350
FW1989533.UP.FTS.B, 30.48%, 11/08/26 . 207 203
FW1996257.UP.FTS.B, 30.52%, 11/08/26 . 46 45
FW1991024.UP.FTS.B, 30.67%, 11/08/26 . 396 389
b
FW1998245.UP.FTS.B, 30.99%, 11/08/26 . 4,287 303
FW1996197.UP.FTS.B, 31.07%, 11/08/26 . 1,514 1,487
FW1991890.UP.FTS.B, 31.12%, 11/08/26 . 1,091 1,072
FW1994027.UP.FTS.B, 31.13%, 11/08/26 . 973 956
FW1999282.UP.FTS.B, 31.18%, 11/08/26 . 3,032 2,977
L1995369.UP.FTS.B, 8.19%, 11/10/26 .... 2,021 1,977
FW1876658.UP.FTS.B, 27.58%, 11/11/26 . 1,226 1,210
L1997469.UP.FTS.B, 17.09%, 11/15/26 ... 2,706 2,657
L2073684.UP.FTS.B, 7.58%, 11/18/26 .... 2,476 2,423
L2070708.UP.FTS.B, 7.71%, 11/18/26 .... 4,989 4,882
L2070082.UP.FTS.B, 8.09%, 11/18/26 .... 5,036 4,929
L2073150.UP.FTS.B, 9.42%, 11/18/26 .... 4,154 4,066
L2071865.UP.FTS.B, 10.09%, 11/18/26 ... 1,957 1,922
L2075029.UP.FTS.B, 10.15%, 11/18/26 ... 2,381 2,341
L2074643.UP.FTS.B, 10.22%, 11/18/26 ... 5,180 5,089
L2072338.UP.FTS.B, 10.5%, 11/18/26 .... 1,972 1,931
L2075077.UP.FTS.B, 11.07%, 11/18/26 ... 796 782
L2075040.UP.FTS.B, 11.45%, 11/18/26 ... 3,721 3,656
L2074193.UP.FTS.B, 12.02%, 11/18/26 ... 2,433 2,392
L2075044.UP.FTS.B, 12.3%, 11/18/26 .... 1,084 1,065
L2074536.UP.FTS.B, 12.35%, 11/18/26 ... 1,627 1,599
b
L2069740.UP.FTS.B, 13.83%, 11/18/26 ... 5,600 442
L2073949.UP.FTS.B, 13.85%, 11/18/26 ... 1,396 1,372
L2070988.UP.FTS.B, 13.92%, 11/18/26 ... 1,013 999
L2070587.UP.FTS.B, 14.32%, 11/18/26 ... 2,242 2,217
L2074701.UP.FTS.B, 14.63%, 11/18/26 ... 1,802 1,782
FW2075148.UP.FTS.B, 14.93%, 11/18/26 . 1,133 1,120
FW2072823.UP.FTS.B, 15.21%, 11/18/26 . 679 667
L1995487.UP.FTS.B, 15.52%, 11/18/26 ... 1,437 1,418

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2074846.UP.FTS.B, 15.74%, 11/18/26 ... $ 4,301 $ 4,255
L2073860.UP.FTS.B, 16.19%, 11/18/26 ... 658 650
L2071149.UP.FTS.B, 16.73%, 11/18/26 ... 7,301 7,223
FW2075122.UP.FTS.B, 17.19%, 11/18/26 . 1,174 1,162
L2074833.UP.FTS.B, 17.19%, 11/18/26 ... 3,941 3,899
FW2075299.UP.FTS.B, 17.67%, 11/18/26 . 1,183 1,171
L2069944.UP.FTS.B, 18.01%, 11/18/26 ... 3,224 2,363
L2074700.UP.FTS.B, 18.17%, 11/18/26 ... 1,940 1,919
FW2070090.UP.FTS.B, 18.57%, 11/18/26 . 494 489
FW2074803.UP.FTS.B, 18.88%, 11/18/26 . 3,770 3,731
FW2074495.UP.FTS.B, 19.61%, 11/18/26 . 2,460 2,424
L2074954.UP.FTS.B, 19.66%, 11/18/26 ... 1,672 1,647
L2072694.UP.FTS.B, 20.25%, 11/18/26 ... 1,017 1,002
L2071378.UP.FTS.B, 20.26%, 11/18/26 ... 2,504 1,845
FW2070300.UP.FTS.B, 20.46%, 11/18/26 . 3,122 3,072
L2073048.UP.FTS.B, 20.74%, 11/18/26 ... 1,551 1,529
L2073994.UP.FTS.B, 21.04%, 11/18/26 ... 1,558 1,536
L2072786.UP.FTS.B, 22.57%, 11/18/26 ... 4,051 3,990
L2073707.UP.FTS.B, 22.91%, 11/18/26 ... 898 885
L2074779.UP.FTS.B, 22.95%, 11/18/26 ... 3,220 3,171
L2073694.UP.FTS.B, 22.99%, 11/18/26 ... 1,835 1,807
L2075061.UP.FTS.B, 23.07%, 11/18/26 ... 2,834 2,790
L2073355.UP.FTS.B, 23.21%, 11/18/26 ... 1,608 1,584
L2074657.UP.FTS.B, 23.23%, 11/18/26 ... 1,370 434
b
L2074997.UP.FTS.B, 24.24%, 11/18/26 ... 1,607 271
FW2073759.UP.FTS.B, 25.15%, 11/18/26 . 434 324
L2075027.UP.FTS.B, 25.16%, 11/18/26 ... 1,994 1,965
L2075204.UP.FTS.B, 25.29%, 11/18/26 ... 1,625 1,601
L2070733.UP.FTS.B, 25.4%, 11/18/26 .... 1,015 1,000
L2045168.UP.FTS.B, 25.61%, 11/18/26 ... 573 565
FW2075060.UP.FTS.B, 26.35%, 11/18/26 . 1,953 584
FW2074102.UP.FTS.B, 27.44%, 11/18/26 . 878 866
FW2073976.UP.FTS.B, 27.83%, 11/18/26 . 606 518
b
FW2075115.UP.FTS.B, 29.25%, 11/18/26 . 2,603 136
FW2074265.UP.FTS.B, 29.67%, 11/18/26 . 2,994 2,955
FW2074064.UP.FTS.B, 29.92%, 11/18/26 . 638 629
FW2072059.UP.FTS.B, 30.46%, 11/18/26 . 1,460 1,441
FW2072695.UP.FTS.B, 30.47%, 11/18/26 . 357 352
b
FW2070830.UP.FTS.B, 31%, 11/18/26 ... 1,745 9
FW2074713.UP.FTS.B, 31.25%, 11/18/26 . 2,946 2,163
FW2070592.UP.FTS.B, 31.39%, 11/18/26 . 293 289
L1989003.UP.FTS.B, 15.35%, 11/20/26 ... 7,139 7,010
FW1993779.UP.FTS.B, 28.2%, 11/20/26 .. 5,183 5,090
FW1995866.UP.FTS.B, 29.41%, 11/22/26 . 1,137 1,117
L2074195.UP.FTS.B, 15.15%, 11/24/26 ... 2,851 2,803
L2216952.UP.FTS.B, 8.42%, 12/09/26 .... 4,094 4,009
L2217859.UP.FTS.B, 8.75%, 12/09/26 .... 5,476 5,352
L2214639.UP.FTS.B, 9.77%, 12/09/26 .... 2,366 2,314
L2217133.UP.FTS.B, 11.03%, 12/09/26 ... 7,042 6,908
FW2216190.UP.FTS.B, 12.02%, 12/09/26 . 1,447 1,419
L2215565.UP.FTS.B, 13.14%, 12/09/26 ... 1,768 1,735
L2214819.UP.FTS.B, 13.75%, 12/09/26 ... 1,763 1,731
L2218351.UP.FTS.B, 14.35%, 12/09/26 ... 282 277
FW2215838.UP.FTS.B, 16.38%, 12/09/26 . 2,475 2,444
L2217862.UP.FTS.B, 16.51%, 12/09/26 ... 2,767 2,730
L2217548.UP.FTS.B, 17.23%, 12/09/26 ... 4,717 4,657
L2217603.UP.FTS.B, 17.91%, 12/09/26 ... 1,899 1,875
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2217227.UP.FTS.B, 18.97%, 12/09/26 ... $ 3,554 $ 3,491
L2213701.UP.FTS.B, 19.91%, 12/09/26 ... 951 934
L2215303.UP.FTS.B, 20.05%, 12/09/26 ... 2,298 2,252
L2215373.UP.FTS.B, 20.25%, 12/09/26 ... 330 326
FW2214210.UP.FTS.B, 20.55%, 12/09/26 . 1,655 1,626
FW2213572.UP.FTS.B, 21.18%, 12/09/26 . 518 508
FW2215010.UP.FTS.B, 21.32%, 12/09/26 . 677 669
FW2215319.UP.FTS.B, 21.51%, 12/09/26 . 1,353 1,326
L2213576.UP.FTS.B, 22.2%, 12/09/26 .... 1,193 1,173
L2217530.UP.FTS.B, 22.65%, 12/09/26 ... 1,540 1,510
L2214174.UP.FTS.B, 23.38%, 12/09/26 ... 300 295
FW2215830.UP.FTS.B, 23.46%, 12/09/26 . 380 373
L2218003.UP.FTS.B, 23.87%, 12/09/26 ... 594 582
FW2218127.UP.FTS.B, 24.14%, 12/09/26 . 3,488 3,423
L2216002.UP.FTS.B, 24.2%, 12/09/26 .... 1,693 1,661
FW2214164.UP.FTS.B, 24.23%, 12/09/26 . 12,297 12,090
FW2214689.UP.FTS.B, 24.38%, 12/09/26 . 1,224 1,201
b
L2218752.UP.FTS.B, 24.44%, 12/09/26 ... 534 92
L2217516.UP.FTS.B, 24.76%, 12/09/26 ... 510 501
L2215557.UP.FTS.B, 25.29%, 12/09/26 ... 815 800
L2213659.UP.FTS.B, 25.4%, 12/09/26 .... 1,351 1,326
L2215136.UP.FTS.B, 25.42%, 12/09/26 ... 1,802 529
L2214897.UP.FTS.B, 25.44%, 12/09/26 ... 5,825 5,718
L2214140.UP.FTS.B, 25.45%, 12/09/26 ... 113 111
L2216607.UP.FTS.B, 25.48%, 12/09/26 ... 1,066 1,047
b
L2214388.UP.FTS.B, 25.7%, 12/09/26 .... 1,584 254
L2218260.UP.FTS.B, 25.7%, 12/09/26 .... 2,353 2,309
FW2215725.UP.FTS.B, 28.05%, 12/09/26 . 1,720 123
FW2215661.UP.FTS.B, 28.62%, 12/09/26 . 4,396 4,319
FW2216442.UP.FTS.B, 29.14%, 12/09/26 . 3,489 3,428
FW2218562.UP.FTS.B, 29.96%, 12/09/26 . 155 152
FW2217960.UP.FTS.B, 30.51%, 12/09/26 . 1,911 1,878
FW2217757.UP.FTS.B, 30.55%, 12/09/26 . 1,217 1,195
FW2216633.UP.FTS.B, 30.84%, 12/09/26 . 382 376
FW2217843.UP.FTS.B, 31.21%, 12/09/26 . 415 408
b
FW2216011.UP.FTS.B, 31.3%, 12/09/26 .. 1,066 10
b
FW2216867.UP.FTS.B, 31.83%, 12/09/26 . 2,504 118
FW2217138.UP.FTS.B, 32.58%, 12/09/26 . 2,270 2,247
FW2219336.UP.FTS.B, 7.29%, 12/10/26 .. 2,666 2,606
L2220935.UP.FTS.B, 8.04%, 12/10/26 .... 2,975 2,908
L2220551.UP.FTS.B, 8.19%, 12/10/26 .... 596 583
L2220654.UP.FTS.B, 9.13%, 12/10/26 .... 3,430 3,372
FW2222412.UP.FTS.B, 10.49%, 12/10/26 . 282 276
L2220236.UP.FTS.B, 11.73%, 12/10/26 ... 6,176 6,060
L2220260.UP.FTS.B, 12.23%, 12/10/26 ... 14,517 14,246
L2221352.UP.FTS.B, 13.11%, 12/10/26 ... 192 189
L2221255.UP.FTS.B, 13.17%, 12/10/26 ... 2,220 2,178
L2220245.UP.FTS.B, 13.24%, 12/10/26 ... 7,854 7,707
b
L2218875.UP.FTS.B, 13.44%, 12/10/26 ... 4,352 313
L2221936.UP.FTS.B, 13.59%, 12/10/26 ... 1,902 1,867
L2211103.UP.FTS.B, 13.86%, 12/10/26 ... 3,932 3,859
L2221548.UP.FTS.B, 14.74%, 12/10/26 ... 304 299
L2194261.UP.FTS.B, 15.71%, 12/10/26 ... 3,265 3,223
FW2219230.UP.FTS.B, 15.75%, 12/10/26 . 3,465 3,420
FW2221538.UP.FTS.B, 17.36%, 12/10/26 . 5,043 4,980
L2219356.UP.FTS.B, 17.56%, 12/10/26 ... 3,388 3,346

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2220037.UP.FTS.B, 17.77%, 12/10/26 ... $ 1,016 $ 1,003
b
L2222111.UP.FTS.B, 18.1%, 12/10/26 .... 2,084 319
L2210120.UP.FTS.B, 18.97%, 12/10/26 ... 1,099 1,080
FW2219505.UP.FTS.B, 19.04%, 12/10/26 . 7,554 7,422
L2221919.UP.FTS.B, 19.66%, 12/10/26 ... 1,829 1,797
L2221739.UP.FTS.B, 19.78%, 12/10/26 ... 2,944 2,886
L2221097.UP.FTS.B, 19.86%, 12/10/26 ... 679 667
L2221612.UP.FTS.B, 20.59%, 12/10/26 ... 3,998 3,920
L2222005.UP.FTS.B, 20.98%, 12/10/26 ... 513 506
L2222012.UP.FTS.B, 21.64%, 12/10/26 ... 1,159 1,137
FW2219145.UP.FTS.B, 21.86%, 12/10/26 . 27 27
FW2220653.UP.FTS.B, 22.15%, 12/10/26 . 2,091 2,051
FW2220221.UP.FTS.B, 22.46%, 12/10/26 . 2,383 2,338
L2220670.UP.FTS.B, 23.96%, 12/10/26 ... 678 666
FW2214196.UP.FTS.B, 23.98%, 12/10/26 . 2,135 2,095
L2219719.UP.FTS.B, 24.34%, 12/10/26 ... 283 278
FW2222025.UP.FTS.B, 24.95%, 12/10/26 . 3,576 3,510
L2221560.UP.FTS.B, 25.03%, 12/10/26 ... 955 278
b
L2222196.UP.FTS.B, 25.5%, 12/10/26 .... 1,138 184
L2222524.UP.FTS.B, 25.5%, 12/10/26 .... 959 942
FW2219378.UP.FTS.B, 27.07%, 12/10/26 . 4,487 4,409
FW2220064.UP.FTS.B, 27.61%, 12/10/26 . 848 833
FW2219847.UP.FTS.B, 28.03%, 12/10/26 . 2,154 2,116
FW2221547.UP.FTS.B, 28.78%, 12/10/26 . 1,302 1,280
FW2222054.UP.FTS.B, 29.08%, 12/10/26 . 2,987 2,937
FW2220353.UP.FTS.B, 29.92%, 12/10/26 . 1,151 1,132
FW2221075.UP.FTS.B, 30.26%, 12/10/26 . 1,328 1,305
FW2221564.UP.FTS.B, 30.28%, 12/10/26 . 1,463 922
FW2221531.UP.FTS.B, 30.36%, 12/10/26 . 1,329 1,307
FW2221439.UP.FTS.B, 30.5%, 12/10/26 .. 836 822
FW2219745.UP.FTS.B, 31.03%, 12/10/26 . 880 866
FW2216231.UP.FTS.B, 31.22%, 12/10/26 . 1,344 1,322
FW2218939.UP.FTS.B, 31.36%, 12/10/26 . 1,538 1,513
FW2219361.UP.FTS.B, 31.69%, 12/10/26 . 5,671 5,578
L2220687.UP.FTS.B, 23.72%, 12/11/26 ... 799 784
L2217252.UP.FTS.B, 25.25%, 12/14/26 ... 720 708
L2074379.UP.FTS.B, 20.93%, 12/18/26 ... 6,206 6,106
FW2213955.UP.FTS.B, 18.45%, 12/24/26 . 3,233 956
FW2220958.UP.FTS.B, 32.58%, 12/25/26 . 3,266 3,213
FW2217553.UP.FTS.B, 16.03%, 12/28/26 . 1,834 1,801
L1611722.UP.FTS.B, 19.13%, 1/23/27 .... 2,590 2,550
L1614273.UP.FTS.B, 14.09%, 1/24/27 .... 3,389 3,328
L1613957.UP.FTS.B, 19.33%, 1/24/27 .... 3,865 3,811
L1616477.UP.FTS.B, 19.45%, 1/24/27 .... 2,489 1,788
b
L1614645.UP.FTS.B, 22.79%, 1/24/27 .... 1,408 102
L1616362.UP.FTS.B, 23.47%, 1/24/27 .... 2,142 2,113
FW1613124.UP.FTS.B, 26.6%, 1/24/27 ... 6,722 4,848
FW1605600.UP.FTS.B, 29.46%, 1/24/27 .. 2,930 2,900
FW1615354.UP.FTS.B, 31.17%, 1/24/27 .. 5,212 5,152
L1619050.UP.FTS.B, 15.55%, 1/25/27 .... 1,283 1,270
FW1615921.UP.FTS.B, 28.4%, 1/25/27 ... 7,236 7,157
L1611110.UP.FTS.B, 20.52%, 2/01/27 .... 8,511 8,398
L1699552.UP.FTS.B, 17.37%, 2/13/27 .... 1,403 1,377
FW1705472.UP.FTS.B, 19.5%, 2/13/27 ... 3,983 2,190
L1706613.UP.FTS.B, 27.15%, 2/13/27 .... 3,667 2,122
L1880702.UP.FTS.B, 9.87%, 3/19/27 .... 5,938 1,529
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
b
FW1879016.UP.FTS.B, 10.84%, 3/19/27 .. $ 9,788 $ 714
L1879248.UP.FTS.B, 19.71%, 3/19/27 .... 2,338 2,298
L1880423.UP.FTS.B, 25.24%, 3/19/27 .... 2,889 2,843
FW1880356.UP.FTS.B, 28.86%, 3/19/27 .. 1,064 1,049
FW1876421.UP.FTS.B, 26.08%, 3/27/27 .. 2,567 2,525
L1991593.UP.FTS.B, 11.07%, 4/08/27 .... 17,024 16,634
L1998298.UP.FTS.B, 13.53%, 4/08/27 .... 1,682 1,646
L1990886.UP.FTS.B, 17.65%, 4/08/27 .... 2,939 2,901
b
L1997930.UP.FTS.B, 20.97%, 4/08/27 .... 2,216 161
b
L1992016.UP.FTS.B, 21%, 4/08/27 ...... 19,628 3,009
b
L1990332.UP.FTS.B, 24.87%, 4/08/27 .... 6,879 497
FW1990199.UP.FTS.B, 27.43%, 4/08/27 .. 8,657 2,263
FW1993453.UP.FTS.B, 28.76%, 4/08/27 .. 7,823 2,152
b
FW1996092.UP.FTS.B, 29.72%, 4/08/27 .. 1,962 299
FW1988366.UP.FTS.B, 30.88%, 4/08/27 .. 2,924 1,641
FW1990513.UP.FTS.B, 31.11%, 4/08/27 .. 2,650 2,605
L2071590.UP.FTS.B, 16.75%, 4/18/27 .... 2,903 745
L2074108.UP.FTS.B, 16.87%, 4/18/27 .... 1,131 781
L2070593.UP.FTS.B, 17.59%, 4/18/27 .... 8,078 7,924
L2074570.UP.FTS.B, 18.15%, 4/18/27 .... 6,561 4,449
L2071288.UP.FTS.B, 18.9%, 4/18/27 .... 1,468 1,453
L2074593.UP.FTS.B, 18.9%, 4/18/27 .... 604 439
FW2071863.UP.FTS.B, 19.94%, 4/18/27 .. 1,479 1,460
L2074730.UP.FTS.B, 20.02%, 4/18/27 .... 1,970 1,937
b
L2073933.UP.FTS.B, 20.06%, 4/18/27 .... 2,622 403
FW2075442.UP.FTS.B, 22.23%, 4/18/27 .. 3,199 3,147
L2073235.UP.FTS.B, 22.81%, 4/18/27 .... 3,006 2,956
L2074932.UP.FTS.B, 23.75%, 4/18/27 .... 3,490 3,433
L1989271.UP.FTS.B, 15.62%, 4/22/27 .... 5,091 3,393
FW1991256.UP.FTS.B, 25.07%, 4/22/27 .. 9,105 8,900
L1988372.UP.FTS.B, 13.34%, 4/23/27 .... 2,041 1,998
L1993049.UP.FTS.B, 14.87%, 4/23/27 .... 8,414 8,236
L2214144.UP.FTS.B, 11.27%, 5/09/27 .... 2,357 2,314
L2218508.UP.FTS.B, 20.09%, 5/09/27 .... 2,977 2,920
L2217598.UP.FTS.B, 23.52%, 5/09/27 .... 4,366 4,275
L2198465.UP.FTS.B, 24.17%, 5/09/27 .... 2,190 2,145
L2215729.UP.FTS.B, 25.13%, 5/09/27 .... 5,795 5,681
L2216524.UP.FTS.B, 25.42%, 5/09/27 .... 6,357 3,389
L2216795.UP.FTS.B, 26.15%, 5/09/27 .... 5,702 5,582
FW2218340.UP.FTS.B, 31.07%, 5/09/27 .. 5,032 2,774
L2221765.UP.FTS.B, 7.56%, 5/10/27 .... 3,234 3,153
L2211511.UP.FTS.B, 12.64%, 5/10/27 .... 24,522 12,085
L2221125.UP.FTS.B, 15.5%, 5/10/27 ..... 785 769
L2221797.UP.FTS.B, 19.44%, 5/10/27 .... 6,050 5,940
L2221701.UP.FTS.B, 19.55%, 5/10/27 .... 2,713 2,678
FW2219211.UP.FTS.B, 31.11%, 5/10/27 .. 3,152 1,705
FW2219137.UP.FTS.B, 32.32%, 5/10/27 .. 5,188 2,798
b
FW2214150.UP.FTS.B, 26.84%, 5/24/27 .. 1,639 118
L1600527.UP.FTS.B, 20.35%, 6/24/27 .... 4,570 4,494
FW1613781.UP.FTS.B, 20.91%, 6/24/27 .. 82 81
b
L1619343.UP.FTS.B, 16.69%, 6/25/27 .... 4,823 235
FW2219804.UP.FTS.B, 10.44%, 7/10/27 .. 1,906 139
L1704834.UP.FTS.B, 12.73%, 7/13/27 .... 2,302 2,260
L1706347.UP.FTS.B, 23.37%, 7/13/27 .... 4,024 2,223
FW1705037.UP.FTS.B, 26.99%, 7/13/27 .. 978 957

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1994793.UP.FTS.B, 11.1%, 9/08/27 ..... $ 4,472 $ 4,383
b
FW1998913.UP.FTS.B, 15.22%, 9/08/27 .. 1,931 141
FW1991474.UP.FTS.B, 24.66%, 9/08/27 .. 2,303 2,257
FW1998543.UP.FTS.B, 22.52%, 9/13/27 .. 8,256 2,062
L2074857.UP.FTS.B, 16.11%, 9/18/27 .... 9,653 688
L2073937.UP.FTS.B, 18.46%, 9/18/27 .... 4,582 4,531
L2214500.UP.FTS.B, 18.31%, 10/09/27 ... 14,877 3,527
L2217220.UP.FTS.B, 24.27%, 10/09/27 ... 3,315 1,610
b
L2219737.UP.FTS.B, 25.45%, 10/10/27 ... 1,245 25
1,063,218
Total Marketplace Loans (Cost
$9,883,545 ) .......................
$3,992,684
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible. See
Note 6.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2025
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At October 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 10 $ 1,363,124 12/08/25 $ 385
Euro-Bund ................................. Short 16 2,386,262 12/08/25 (6,272)
U.S. Treasury 10 Year Notes .................... Short 708 79,771,688 12/19/25 (78,443)
U.S. Treasury 10 Year Ultra Notes ................ Long 327 37,763,391 12/19/25 (28,993)
U.S. Treasury 2 Year Notes ..................... Long 1,503 312,988,009 12/31/25 (480,092)
U.S. Treasury 5 Year Notes ..................... Short 79 8,627,664 12/31/25 (13,687)
U.S. Treasury Long Bonds ..................... Long 327 38,361,188 12/19/25 117,763
U.S. Treasury Ultra Bonds ...................... Long 35 4,244,844 12/19/25 161,827
Total Futures Contracts ...................................................................... $(327,512)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 2,230,000 2,604,972 12/01/25 $ 30,628 $ —
Euro ............. JPHQ Sell 330,000 385,324 4/30/26 1,396 —
Euro ............. JPHQ Sell 891,000 1,034,513 5/04/26 — (2,293)
Total Forward Exchange Contracts ................................................... $32,024 $(2,293)
Net unrealized appreciation (depreciation) ............................................ $29,731
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
At October 31, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 45,500,000 $ 3,558,872 $ 3,002,270 $ 556,602
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,558,872 $3,002,270 $556,602
OTC Swap Contracts
Contracts to Sell Protection
c,d
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 4,980,000 52,746 (294,637) 347,383 BB+
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 16,900,000 1,497,267 508,803 988,464
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 31,300,000 95,448 (656,404) 751,852
Investment
Grade
Total OTC Swap Contracts .............................................. $1,645,461 $(442,238) $2,087,699
Total Credit Default Swap Contracts .................................... $5,204,333 $ 2,560,032 $2,644,301
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 1.924% ... Annual 8/12/27 34,300,000 $ 1,071,720 $ 1,000 $ 1,070,720
Total Interest Rate Swap Contracts ................................. $1,071,720 $ 1,000 $1,070,720
*
In U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2025 , the Fund had the following total return swap contracts outstanding. See Note 1(d) .
See Note 9 regarding other derivative information.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly BNDP 3/20/26 30,000,000 $ 324,423
Short
b
U.S. Treasury Bonds ................... 4.2% At Maturity BOFA 12/11/25 32,100,000 130,106
Total Return Swap Contracts .................................................................... $454,529
*
In U.S. dollars unless otherwise indicated.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives the total return on the underlying instrument.
See Abbreviations on page 251 .

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,590,829,763 $2,995,989,597 $1,332,966,486 $58,879,259
Cost - Non-controlled affiliates (Note 3 f and 10 ) 49,034,508 124,434,549 169,282,352 562,275
Value - Unaffiliated issuers (Includes securities
loaned of $—, $—, $11,517,990 and $—,
respectively) .......................... $2,978,242,388 $4,418,428,600 $1,289,354,764 $61,682,528
Value - Non-controlled affiliates (Note 3 f and 10 ) 49,034,508 124,434,549 156,368,055 562,275
Cash ................................. — 1,032,842 4,941,244 —
Receivables:
Investment securities sold ................ — 6,334,160 17,140,013 —
Capital shares sold ..................... 1,537,160 1,420,912 396,773 480,165
Dividends and interest .................. 9,299,898 4,183,986 8,353,198 811,272
Affiliates ............................. — — — 47,086
Unrealized appreciation on unfunded loan
commitments (Note 8 ) .................... — — 809 —
Total assets ....................... 3,038,113,954 4,555,835,049 1,476,554,856 63,583,326
Liabilities:
Payables:
Investment securities purchased ........... — 13,408,104 57,707,688 549,455
Capital shares redeemed ................ 1,300,457 1,582,532 3,074,571 4,054
Management fees ...................... 1,145,054 1,691,796 669,486 —
Distribution fees ....................... 243,203 881,201 240,991 —
Transfer agent fees ..................... 640,989 843,315 293,913 1,200
Professional fees ...................... — 53,479 116,632 64,973
Trustees' fees and expenses .............. 1,564 1,997 1,151 8
Distributions to shareholders .............. — — 672,756 —
Payable upon return of securities loaned (Note 1 f ) — — 11,779,000 —
Unrealized depreciation on unfunded loan
commitments (Note 8 ) .................... — — 419 —
Accrued expenses and other liabilities ........ 150,463 102,177 96,229 14,040
Total liabilities ...................... 3,481,730 18,564,601 74,652,836 633,730
Net assets, at value .............. $3,034,632,224 $4,537,270,448 $1,401,902,020 $62,949,596
Net assets consist of:
Paid-in capital .......................... $2,418,210,551 $2,776,565,082 $2,033,506,093 $60,078,179
Total distributable earnings (losses) .......... 616,421,673 1,760,705,366 (631,604,073) 2,871,417
Net assets, at value .............. $3,034,632,224 $4,537,270,448 $1,401,902,020 $62,949,596

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Class A:
Net assets, at value .................... $1,000,556,651 $3,714,872,908 $958,198,986 $—
Shares outstanding ..................... 39,174,579 105,070,902 127,770,508 —
Net asset value per share
a,b
............... $25.54 $35.36 $7.50 $—
Maximum offering price per share (net asset
value per share ÷ 94.50%, 94.50%, 97.75% and
—% , respectively)
b
..................... $27.03 $37.42 $7.67 $—
Class C:
Net assets, at value .................... $37,057,711 $105,095,282 $64,247,575 $—
Shares outstanding ..................... 1,494,038 2,995,969 8,564,992 —
Net asset value and maximum offering price per
share
a,b
.............................. $24.80 $35.08 $7.50 $—
Class R:
Net assets, at value .................... $— $17,236,844 $— $—
Shares outstanding ..................... — 487,283 — —
Net asset value and maximum offering price per
share
b
............................... $— $35.37 $— $—
Class R6:
Net assets, at value .................... $125,202,443 $256,283,933 $137,341,223 $62,949,596
Shares outstanding ..................... 4,850,383 7,229,464 18,284,993 6,117,201
Net asset value and maximum offering price per
share
b
............................... $25.81 $35.45 $7.51 $10.29
Advisor Class:
Net assets, at value .................... $1,871,815,419 $443,781,481 $242,114,236 $—
Shares outstanding ..................... 73,279,837 12,523,580 32,266,406 —
Net asset value and maximum offering price per
share
b
............................... $25.54 $35.44 $7.50 $—
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,887,756,251 $360,745,723 $2,862,623,158 $3,474,671,355
Cost - Non-controlled affiliates (Note 3 f ) ..... 51,946,645 18,214,577 7,803,858 49,990,332
Value - Unaffiliated issuers (Includes securities
loaned of $2,496,437, $—, $8,418,031 and $—,
respectively) .......................... $1,882,931,571 $358,129,021 $3,298,119,951 $3,403,692,992
Value - Non-controlled affiliates (Note 3 f ) ..... 51,946,645 18,214,577 7,803,858 49,990,332
Cash ................................. 381,098 12 — 746,098
Receivables:
Investment securities sold ................ 50,181,559 1,795,095 — 5,340,078
Capital shares sold ..................... 1,968,203 387,309 1,142,078 1,407,817
Dividends and interest .................. 11,369,908 2,095,541 18,009,333 24,856,783
European Union tax reclaims (Note 1 j ) ...... — — 540,791 —
Deposits with brokers for:
OTC derivative contracts ............... — — — 130,000
Futures contracts ..................... 3,883,413 569,275 — 3,165,172
Variation margin on futures contracts ........ 15,906 6,031 — —
OTC swap contracts (upfront payments $298,864,
$–, $– and $918,327, respectively) ........... 165,587 — — 508,803
Unrealized appreciation on OTC forward exchange
contracts .............................. — — — 32,024
Unrealized appreciation on OTC swap contracts . 757,433 — — 2,542,228
Unrealized appreciation on unfunded loan
commitments (Note 8 ) .................... 311 — — 379
Deferred tax benefit ...................... — — — 95,813
Total assets ....................... 2,003,601,634 381,196,861 3,325,616,011 3,492,508,519
Liabilities:
Payables:
Investment securities purchased ........... 41,366,187 — — 23,160,641
Payable for purchases of TBA securities (Note
1 c ) ................................. — — — 438,909,705
Capital shares redeemed ................ 2,696,511 476,252 2,272,760 4,671,926
Management fees ...................... 457,274 52,980 1,567,571 801,269
Distribution fees ....................... 307,386 62,795 675,360 527,437
Transfer agent fees ..................... 393,542 104,892 635,466 837,998
Professional fees ...................... 114,840 87,597 80,201 131,377
Trustees' fees and expenses .............. 1,606 389 2,583 2,456
Distributions to shareholders .............. — — 962 —
Variation margin on futures contracts ........ — — — 109,268
Variation margin on centrally cleared swap
contracts ............................ 33,824 — — 40,448
Deposits from brokers for:
TBA transactions (Note 1 c ) ............. — — — 487,679
OTC swap contracts (upfront receipts $763,309,
$–, $– and $2,181,912, respectively) ......... 376,815 — — 1,155,217
Options written, at value (premiums received
$167,922, $–, $– and $2,358,213, respectively) . 197,874 — — 1,542,844
Unrealized depreciation on OTC forward exchange
contracts .............................. — — — 2,293
Payable upon return of securities loaned (Note 1 f ) 2,574,000 — 2,731,000 —
Unrealized depreciation on unfunded loan
commitments (Note 8 ) .................... 10 — — 10
Accrued expenses and other liabilities ........ 239,249 52,042 123,189 298,143

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Total liabilities ...................... 48,759,118 836,947 8,089,092 472,678,711
Net assets, at value .............. $1,954,842,516 $380,359,914 $3,317,526,919 $3,019,829,808
Net assets consist of:
Paid-in capital .......................... $2,320,786,129 $548,980,839 $2,882,374,821 $3,823,308,418
Total distributable earnings (losses) .......... (365,943,613) (168,620,925) 435,152,098 (803,478,610)
Net assets, at value .............. $1,954,842,516 $380,359,914 $3,317,526,919 $3,019,829,808
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Class A:
Net assets, at value .................... $1,375,233,674 $256,868,909 $2,867,571,364 $2,403,057,413
Shares outstanding ..................... 152,590,463 34,038,192 224,587,620 284,630,447
Net asset value per share
a,b
............... $9.01 $7.55 $12.77 $8.44
Maximum offering price per share (net asset
value per share ÷ 97.75%, 97.75%, 94.50% and
96.25%, respectively)
b
................... $9.22 $7.72 $13.51 $8.77
Class A1:
Net assets, at value .................... $— $40,410,765 $— $—
Shares outstanding ..................... — 5,356,304 — —
Net asset value per share
a,b
............... $— $7.54 $— $—
Maximum offering price per share (net asset
value per share ÷ —%, 97.75%, —% and —%,
respectively)
b
......................... $— $7.71 $— $—
Class C:
Net assets, at value .................... $26,770,590 $9,022,714 $69,580,120 $19,633,052
Shares outstanding ..................... 2,984,860 1,196,531 5,510,040 2,345,684
Net asset value and maximum offering price per
share
a,b
.............................. $8.97 $7.54 $12.63 $8.37
Class R:
Net assets, at value .................... $788,960 $— $2,552,078 $7,497,187
Shares outstanding ..................... 87,614 — 199,206 891,960
Net asset value and maximum offering price per
share
b
............................... $9.00 $— $12.81 $8.41
Class R6:
Net assets, at value .................... $392,035,937 $17,339,742 $185,417,654 $387,278,939
Shares outstanding ..................... 43,211,864 2,294,273 14,478,942 45,541,296
Net asset value and maximum offering price per
share
b
............................... $9.07 $7.56 $12.81 $8.50
Advisor Class:
Net assets, at value .................... $160,013,355 $56,717,784 $192,405,703 $202,363,217
Shares outstanding ..................... 17,655,516 7,507,819 15,027,092 23,821,058
Net asset value and maximum offering price per
share
b
............................... $9.06 $7.55 $12.80 $8.50
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Investment income:
Dividends: (net of foreign taxes of $–, $653,426,
$– and $–, respectively)
Unaffiliated issuers ..................... $22,398,792 $89,979,171 $912,926 $—
Non-controlled affiliates (Note 3 f and 10 ) ..... 3,435,787 5,643,852 4,239,925 15,519
Interest:
Unaffiliated issuers ..................... 35,383,508 13,907 111,958,976 4,081,018
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. (2,352) — (63,644) —
Non-controlled affiliates (Note 3 f ) .......... 44,104 — 84,212 —
Other income (Note 1 j ) .................... — 6,706 — —
Total investment income ................ 61,259,839 95,643,636 117,132,395 4,096,537
Expenses:
Management fees (Note 3 a ) ................ 13,132,170 19,476,955 8,320,582 216,647
Distribution fees: (Note 3c )
Class A ............................. 2,412,546 8,714,638 2,443,856 —
Class C ............................. 442,794 1,040,133 471,884 —
Class R ............................. — 76,413 — —
Transfer agent fees: (Note 3e )
Class A ............................. 863,183 2,721,406 946,853 —
Class C ............................. 39,609 81,773 70,530 —
Class R ............................. — 11,890 — —
Class R6 ............................ 33,131 58,794 26,969 11,129
Advisor Class ......................... 1,547,544 317,003 271,927 —
Custodian fees ......................... 17,615 21,625 1,948 64
Reports to shareholders fees ............... 130,061 193,448 73,592 9,036
Registration and filing fees ................. 136,148 129,500 178,159 36,641
Professional fees ........................ 88,248 76,724 149,039 88,943
Trustees' fees and expenses ............... 29,759 45,335 16,112 455
Other ................................. 78,851 109,350 47,992 20,137
Total expenses ...................... 18,951,659 33,074,987 13,019,443 383,052
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (222,464) (392,955) (221,140) (233,957)
Net expenses ...................... 18,729,195 32,682,032 12,798,303 149,095
Net investment income ............. 42,530,644 62,961,604 104,334,092 3,947,442

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 262,763,454 387,626,171 (12,822,220) 122,705
Foreign currency transactions ............. — (70,301) — —
Net realized gain (loss) ............... 262,763,454 387,555,870 (12,822,220) 122,705
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 132,846,056 111,074,774 (17,443,692) (473,715)
Non-controlled affiliates (Note 3 f and 10 ) ... — — 3,240,163 —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 72,217 — —
Unfunded loan commitments (Note 8 ) ....... — — (2,123) —
Net change in unrealized appreciation
(depreciation) ...................... 132,846,056 111,146,991 (14,205,652) (473,715)
Net realized and unrealized gain (loss) ......... 395,609,510 498,702,861 (27,027,872) (351,010)
Net increase (decrease) in net assets resulting from
operations ............................... $438,140,154 $561,664,465 $77,306,220 $3,596,432

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Investment income:
Dividends: (net of foreign taxes of $–, $–,
$838,010 and $–, respectively)
Unaffiliated issuers ..................... $38,104 $— $46,480,986 $279,222
Non-controlled affiliates (Note 3 f ) .......... 1,564,253 563,418 1,065,186 2,715,002
Interest: (net of foreign taxes of $134, $—, $— and
$—, respectively)
Unaffiliated issuers:
Paydown gain (loss) .................. 708,090 (1,948,053) 184,062 5,281,804
Paid in cash
a
........................ 92,356,300 20,907,482 98,683,562 137,948,781
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. 16,007 — (94,507) 2,285
Non-controlled affiliates (Note 3 f ) .......... 10,841 — 134,216 999
Other income (Note 1 j ) .................... — — 52,883 —
Total investment income ................ 94,693,595 19,522,847 146,506,388 146,228,093
Expenses:
Management fees (Note 3 a ) ................ 10,142,778 1,941,864 18,524,753 14,954,117
Distribution fees: (Note 3c )
Class A ............................. 3,392,458 650,656 7,243,682 6,109,539
Class A1 ............................ — 42,268 — —
Class C ............................. 189,048 61,580 800,082 141,076
Class R ............................. 2,786 — 13,388 36,117
Transfer agent fees: (Note 3e )
Class A ............................. 1,515,094 348,518 2,596,493 3,235,417
Class A1 ............................ — 56,705 — —
Class C ............................. 32,449 12,708 71,474 28,643
Class R ............................. 623 — 2,401 9,581
Class R6 ............................ 76,197 8,957 43,505 80,758
Advisor Class ......................... 185,850 77,700 173,161 267,843
Custodian fees ......................... 7,491 1,936 20,034 19,263
Reports to shareholders fees ............... 130,331 28,023 173,859 247,168
Registration and filing fees ................. 100,693 66,889 139,370 165,199
Professional fees ........................ 140,022 103,001 109,474 163,292
Trustees' fees and expenses ............... 20,613 4,371 36,107 32,952
Marketplace lending fees (Note 1 i ) ........... 568,897 — — 576,440
Other ................................. 275,583 158,764 117,204 229,972
Total expenses ...................... 16,780,913 3,563,940 30,064,987 26,297,377
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (5,588,263) (562,378) (25,706) (4,392,297)
Net expenses ...................... 11,192,650 3,001,562 30,039,281 21,905,080
Net investment income ............. 83,500,945 16,521,285 116,467,107 124,323,013

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (5,077,257) 30,994 32,826,862 (44,527,657)
Written options ........................ 111,800 — 10,510,979 3,850,802
Foreign currency transactions ............. 1,935 — (39,434) 6,319
Forward exchange contracts .............. — — — (98,901)
Futures contracts ...................... (470,476) (669,049) — 461,574
TBA sale commitments .................. — — — (23,024)
Swap contracts ........................ 2,034,143 — — 1,843,087
Net realized gain (loss) ............... (3,399,855) (638,055) 43,298,407 (38,487,800)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 18,026,901 2,114,265 25,668,495 97,665,645
Translation of other assets and liabilities
denominated in foreign currencies ........ 53 — (25,568) 265,202
Unfunded loan commitments (Note 8 ) ....... 301 — — 369
Written options ........................ (29,952) — (3,471,290) 329,894
Forward exchange contracts .............. — — — 29,731
Futures contracts ...................... 607,439 460,685 — (2,993,157)
Swap contracts ........................ (159,813) — — (782,239)
Net change in unrealized appreciation
(depreciation) ...................... 18,444,929 2,574,950 22,171,637 94,515,445
Net realized and unrealized gain (loss) ......... 15,045,074 1,936,895 65,470,044 56,027,645
Net increase (decrease) in net assets resulting from
operations ............................... $98,546,019 $18,458,180 $181,937,151 $180,350,658
a
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Convertible Securities Fund Franklin Equity Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $42,530,644 $28,568,686 $62,961,604 $66,754,101
Net realized gain (loss) ............ 262,763,454 90,289,514 387,555,870 353,871,690
Net change in unrealized appreciation
(depreciation) ................. 132,846,056 460,306,586 111,146,991 672,993,764
Net increase (decrease) in net
assets resulting from operations . 438,140,154 579,164,786 561,664,465 1,093,619,555
Distributions to shareholders:
Class A ........................ (43,030,814) (23,043,895) (329,310,104) (125,505,390)
Class C ........................ (1,910,967) (1,164,461) (9,408,163) (3,390,661)
Class R ........................ — — (1,366,263) (473,035)
Class R6 ....................... (4,934,199) (2,574,099) (22,641,676) (7,575,533)
Advisor Class ................... (79,197,478) (41,500,014) (38,911,162) (15,624,492)
Total distributions to shareholders ..... (129,073,458) (68,282,469) (401,637,368) (152,569,111)
Capital share transactions: (Note 2 )
Class A ........................ (65,357,566) (122,081,466) 146,975,507 (116,745,926)
Class C ........................ (20,346,076) (26,416,536) (5,570,448) (14,099,093)
Class R ........................ — — 1,965,232 846,536
Class R6 ....................... 12,598,175 (7,811,691) 25,253,919 26,827,927
Advisor Class ................... 28,002,803 (117,431,294) 30,640,817 (23,254,504)
Total capital share transactions ....... (45,102,664) (273,740,987) 199,265,027 (126,425,060)
Net increase (decrease) in net
assets ..................... 263,964,032 237,141,330 359,292,124 814,625,384
Net assets:
Beginning of year .................. 2,770,668,192 2,533,526,862 4,177,978,324 3,363,352,940
End of year ...................... $3,034,632,224 $2,770,668,192 $4,537,270,448 $4,177,978,324

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Floating Rate Daily Access Fund Franklin Long Duration Credit Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $104,334,092 $137,608,534 $3,947,442 $4,484,719
Net realized gain (loss) ............ (12,822,220) 1,966,906 122,705 1,229,194
Net change in unrealized appreciation
(depreciation) ................. (14,205,652) (2,102,588) (473,715) 7,013,757
Net increase (decrease) in net
assets resulting from operations . 77,306,220 137,472,852 3,596,432 12,727,670
Distributions to shareholders:
Class A ........................ (75,867,237) (80,661,636) — —
Class C ........................ (5,386,138) (6,987,977) — —
Class R6 ....................... (10,726,605) (10,929,626) (5,108,556) (4,510,102)
Advisor Class ................... (22,458,987) (29,568,706) — —
Total distributions to shareholders ..... (114,438,967) (128,147,945) (5,108,556) (4,510,102)
Capital share transactions: (Note 2 )
Class A ........................ 29,033,825 74,761,638 — —
Class C ........................ (12,344,538) (2,681,564) — —
Class R6 ....................... 22,905,466 (479,138) (22,847,675) 12,884,070
Advisor Class ................... (23,648,782) (48,191,187) — —
Total capital share transactions ....... 15,945,971 23,409,749 (22,847,675) 12,884,070
Net increase (decrease) in net
assets ..................... (21,186,776) 32,734,656 (24,359,799) 21,101,638
Net assets:
Beginning of year .................. 1,423,088,796 1,390,354,140 87,309,395 66,207,757
End of year ...................... $1,401,902,020 $1,423,088,796 $62,949,596 $87,309,395

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $83,500,945 $90,008,308 $16,521,285 $17,730,738
Net realized gain (loss) ............ (3,399,855) (4,217,550) (638,055) (670,154)
Net change in unrealized appreciation
(depreciation) ................. 18,444,929 52,838,133 2,574,950 10,128,393
Net increase (decrease) in net
assets resulting from operations . 98,546,019 138,628,891 18,458,180 27,188,977
Distributions to shareholders:
Class A ........................ (58,098,431) (61,187,185) (12,261,744) (12,595,527)
Class A1 ....................... — — (2,056,299) (2,270,474)
Class C ........................ (1,133,566) (1,501,325) (408,878) (490,356)
Class R ........................ (22,592) (13,493) — —
Class R6 ....................... (18,671,430) (21,439,739) (918,647) (937,628)
Advisor Class ................... (7,500,124) (7,817,169) (2,873,122) (3,827,056)
Total distributions to shareholders ..... (85,426,143) (91,958,911) (18,518,690) (20,121,041)
Capital share transactions: (Note 2 )
Class A ........................ 16,049,499 (152,469,142) (3,511,473) (28,292,749)
Class A1 ....................... — — (3,602,675) (4,490,128)
Class C ........................ (6,213,968) (12,261,384) (903,879) (3,863,051)
Class R ........................ 389,817 84,826 — —
Class R6 ....................... (32,716,546) (72,191,723) (1,362,855) (1,868,058)
Advisor Class ................... (7,903,005) (11,553,215) 1,224,381 (23,313,747)
Total capital share transactions ....... (30,394,203) (248,390,638) (8,156,501) (61,827,733)
Net increase (decrease) in net
assets ..................... (17,274,327) (201,720,658) (8,217,011) (54,759,797)
Net assets:
Beginning of year .................. 1,972,116,843 2,173,837,501 388,576,925 443,336,722
End of year ...................... $1,954,842,516 $1,972,116,843 $380,359,914 $388,576,925

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Managed Income Fund Franklin Total Return Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $116,467,107 $128,003,371 $124,323,013 $120,827,149
Net realized gain (loss) ............ 43,298,407 85,325,023 (38,487,800) (95,413,425)
Net change in unrealized appreciation
(depreciation) ................. 22,171,637 393,698,095 94,515,445 302,027,251
Net increase (decrease) in net
assets resulting from operations . 181,937,151 607,026,489 180,350,658 327,440,975
Distributions to shareholders:
Class A ........................ (164,085,760) (137,766,155) (100,973,853) (98,103,988)
Class C ........................ (4,009,700) (4,110,172) (816,163) (976,806)
Class R ........................ (143,688) (107,913) (282,176) (275,730)
Class R6 ....................... (10,993,532) (9,034,791) (17,446,189) (16,673,916)
Advisor Class ................... (11,438,775) (9,674,579) (8,810,200) (7,124,067)
Total distributions to shareholders ..... (190,671,455) (160,693,610) (128,328,581) (123,154,507)
Capital share transactions: (Note 2 )
Class A ........................ (140,262,368) (211,726,418) (162,056,756) (136,154,186)
Class C ........................ (25,109,595) (34,469,426) (5,533,944) (8,020,204)
Class R ........................ (227,037) 93,765 (226,097) (231,992)
Class R6 ....................... (1,783,777) (10,845,635) (15,594,842) (20,245,336)
Advisor Class ................... (10,308,269) (13,601,951) (2,439,033) 35,094,461
Total capital share transactions ....... (177,691,046) (270,549,665) (185,850,672) (129,557,257)
Net increase (decrease) in net
assets ..................... (186,425,350) 175,783,214 (133,828,595) 74,729,211
Net assets:
Beginning of year .................. 3,503,952,269 3,328,169,055 3,153,658,403 3,078,929,192
End of year ...................... $3,317,526,919 $3,503,952,269 $3,019,829,808 $3,153,658,403

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eight
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
Franklin Floating Rate Daily Access Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Equity Income Fund
Franklin Low Duration Total Return Fund
Franklin Managed Income Fund
Franklin Total Return Fund
Class A, Class R, Class R6 & Advisor Class
Franklin Long Duration Credit Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Low Duration U.S. Government Securities Fund
Effective September 2, 2025, the Franklin Convertible
Securities Fund reopened to new investors.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to
interest rate and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a
counterparty to exchange a return linked to an underlying
instrument for a floating or fixed rate payment, both based
upon a notional amount. Over the term of the contract,
contractually required payments to be paid or received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are recognized as realized gain or loss. Total return
swap contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds purchased or wrote exchange
traded and/or OTC option contracts primarily to manage and/
or gain exposure to equity volatility and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as
a realized gain or loss. Option contracts outstanding at
period end, if any, are listed in the Funds' Schedules of
Investments.
See Note 9 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at
October 31, 2025, Franklin Managed Income Fund held
$6,108,670 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund's custodian. The
Fund cannot repledge or resell these securities held as
collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
g. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
i. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
When a capital gain tax is determined to apply, certain
or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees or
commitment fees. These fees are recorded as income when
received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and
realized gain distributions are recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-
dividend date. For Franklin Convertible Securities Fund and
Franklin Equity Income Fund, distributions to shareholders
are recorded on the ex-dividend date. The Franklin Managed
Income Fund employs a managed distribution policy. Under
this policy, the fund will distribute level monthly distributions in any given year regardless of the performance of the fund;
however, the twelfth monthly payment may be greater than
the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions
may include income and capital gains generated by the
Fund, as well as a possible return of capital component, if
necessary, to meet the annual distribution rate. The annual
payout rate may be adjusted higher or lower from year to
year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2025
Shares sold
a
................................... 2,111,639 $50,289,174 10,255,525 $337,216,340
Shares issued in reinvestment of distributions .......... 1,725,218 40,291,558 10,250,656 322,859,467
Shares redeemed ............................... (6,606,360) (155,938,298) (15,689,154) (513,100,300)
Net increase (decrease) .......................... (2,769,503) $(65,357,566) 4,817,027 $146,975,507
Year ended October 31, 2024
Shares sold
a
................................... 1,907,208 $40,416,998 9,060,373 $283,463,620
Shares issued in reinvestment of distributions .......... 1,034,841 21,641,963 4,063,521 122,929,490
Shares redeemed ............................... (8,720,569) (184,140,427) (16,857,783) (523,139,036)
Net increase (decrease) .......................... (5,778,520) $(122,081,466) (3,733,889) $(116,745,926)
Class C
Class C Shares:
Year ended October 31, 2025
Shares sold ................................... 52,292 $1,221,149 466,382 $15,262,956
Shares issued in reinvestment of distributions .......... 83,863 1,897,651 298,737 9,320,997
Shares redeemed
a
.............................. (1,026,094) (23,464,876) (926,729) (30,154,401)
Net increase (decrease) .......................... (889,939) $(20,346,076) (161,610) $(5,570,448)
Year ended October 31, 2024
Shares sold ................................... 98,264 $2,018,416 445,666 $13,892,816
Shares issued in reinvestment of distributions .......... 57,040 1,146,832 112,637 3,352,840
Shares redeemed
a
.............................. (1,434,247) (29,581,784) (1,018,427) (31,344,749)
Net increase (decrease) .......................... (1,278,943) $(26,416,536) (460,124) $(14,099,093)
Class R
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class R Shares:
Year ended October 31, 2025
Shares sold ................................... — $— 109,458 $3,639,311
Shares issued in reinvestment of distributions .......... — — 42,865 1,350,801
Shares redeemed ............................... — — (92,221) (3,024,880)
Net increase (decrease) .......................... — $— 60,102 $1,965,232
Year ended October 31, 2024
Shares sold ................................... — $— 67,320 $2,109,525
Shares issued in reinvestment of distributions .......... — — 15,329 463,859
Shares redeemed ............................... — — (54,807) (1,726,848)
Net increase (decrease) .......................... — $— 27,842 $846,536
Class R6
Class R6 Shares:
Year ended October 31, 2025
Shares sold ................................... 1,258,860 $30,030,292 1,808,570 $59,467,829
Shares issued in reinvestment of distributions .......... 194,936 4,608,281 576,519 18,218,607
Shares redeemed ............................... (920,880) (22,040,398) (1,587,327) (52,432,517)
Net increase (decrease) .......................... 532,916 $12,598,175 797,762 $25,253,919
Year ended October 31, 2024
Shares sold ................................... 738,606 $15,895,130 1,994,146 $62,985,673
Shares issued in reinvestment of distributions .......... 113,410 2,402,387 194,773 5,940,846
Shares redeemed ............................... (1,229,211) (26,109,208) (1,348,781) (42,098,592)
Net increase (decrease) .......................... (377,195) $(7,811,691) 840,138 $26,827,927
Advisor Class
Advisor Class Shares:
Year ended October 31, 2025
Shares sold ................................... 20,459,050 $478,871,632 3,038,857 $99,989,776
Shares issued in reinvestment of distributions .......... 2,846,478 66,548,441 1,181,445 37,320,806
Shares redeemed ............................... (22,238,808) (517,417,270) (3,249,035) (106,669,765)
Net increase (decrease) .......................... 1,066,720 $28,002,803 971,267 $30,640,817
Year ended October 31, 2024
Shares sold ................................... 15,174,000 $325,511,931 2,601,050 $81,741,531
Shares issued in reinvestment of distributions .......... 1,650,820 34,597,568 495,590 15,032,714
Shares redeemed ............................... (22,651,923) (477,540,793) (3,861,158) (120,028,749)
Net increase (decrease) .......................... (5,827,103) $(117,431,294) (764,518) $(23,254,504)
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2025
Shares sold
a
................................... 36,567,321 $277,709,583 — $—
Shares issued in reinvestment of distributions .......... 9,457,977 71,769,993 — —
Shares redeemed ............................... (42,349,434) (320,445,751) — —
Net increase (decrease) .......................... 3,675,864 $29,033,825 — $—
Year ended October 31, 2024
Shares sold
a
................................... 37,075,758 $287,364,348 — $—
Shares issued in reinvestment of distributions .......... 9,791,876 75,891,697 — —
Shares redeemed ............................... (37,250,048) (288,494,407) — —
Net increase (decrease) .......................... 9,617,586 $74,761,638 — $—
Class C
Class C Shares:
Year ended October 31, 2025
Shares sold ................................... 1,981,095 $15,084,772 — $—
Shares issued in reinvestment of distributions .......... 683,816 5,193,099 — —
Shares redeemed
a
.............................. (4,305,907) (32,622,409) — —
Net increase (decrease) .......................... (1,640,996) $(12,344,538) — $—
Year ended October 31, 2024
Shares sold ................................... 3,260,010 $25,303,856 — $—
Shares issued in reinvestment of distributions .......... 868,414 6,735,710 — —
Shares redeemed
a
.............................. (4,484,892) (34,721,130) — —
Net increase (decrease) .......................... (356,468) $(2,681,564) — $—
Class R6
Class R6 Shares:
Year ended October 31, 2025
Shares sold ................................... 7,076,133 $53,925,345 221,798 $2,246,892
Shares issued in reinvestment of distributions .......... 296,158 2,251,145 235,224 2,364,772
Shares redeemed ............................... (4,384,990) (33,271,024) (2,719,716) (27,459,339)
Net increase (decrease) .......................... 2,987,301 $22,905,466 (2,262,694) $(22,847,675)
Year ended October 31, 2024
Shares sold ................................... 5,479,757 $42,665,765 1,201,969 $12,589,876
Shares issued in reinvestment of distributions .......... 356,698 2,771,087 158,868 1,659,602
Shares redeemed ............................... (5,888,070) (45,915,990) (126,865) (1,365,408)
Net increase (decrease) .......................... (51,615) $(479,138) 1,233,972 $12,884,070
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended October 31, 2025
Shares sold ................................... 19,664,229 $149,620,689 — $—
Shares issued in reinvestment of distributions .......... 2,718,944 20,634,956 — —
Shares redeemed ............................... (25,652,338) (193,904,427) — —
Net increase (decrease) .......................... (3,269,165) $(23,648,782) — $—
Year ended October 31, 2024
Shares sold ................................... 21,309,935 $165,323,381 — $—
Shares issued in reinvestment of distributions .......... 3,545,899 27,515,514 — —
Shares redeemed ............................... (31,126,460) (241,030,082) — —
Net increase (decrease) .......................... (6,270,626) $(48,191,187) — $—
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2025
Shares sold
a
................................... 41,562,429 $373,139,630 8,322,438 $62,821,530
Shares issued in reinvestment of distributions .......... 6,344,871 57,020,327 1,570,197 11,853,383
Shares redeemed ............................... (46,130,338) (414,110,458) (10,358,934) (78,186,386)
Net increase (decrease) .......................... 1,776,962 $16,049,499 (466,299) $(3,511,473)
Year ended October 31, 2024
Shares sold
a
................................... 25,865,426 $230,517,075 6,019,098 $45,471,626
Shares issued in reinvestment of distributions .......... 6,695,433 59,595,609 1,606,221 12,091,493
Shares redeemed ............................... (49,738,148) (442,581,826) (11,404,729) (85,855,868)
Net increase (decrease) .......................... (17,177,289) $(152,469,142) (3,779,410) $(28,292,749)
Class A1
Class A1 Shares:
Year ended October 31, 2025
Shares sold ................................... — $— 329,156 $2,484,895
Shares issued in reinvestment of distributions .......... — — 262,606 1,981,740
Shares redeemed ............................... — — (1,069,704) (8,069,310)
Net increase (decrease) .......................... — $— (477,942) $(3,602,675)
Year ended October 31, 2024
Shares sold ................................... — $— 597,495 $4,479,824
Shares issued in reinvestment of distributions .......... — — 288,668 2,172,501
Shares redeemed ............................... — — (1,480,928) (11,142,453)
Net increase (decrease) .......................... — $— (594,765) $(4,490,128)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class C Shares:
Year ended October 31, 2025
Shares sold ................................... 591,220 $5,280,978 459,755 $3,469,847
Shares issued in reinvestment of distributions .......... 124,677 1,114,971 54,027 407,624
Shares redeemed
a
.............................. (1,412,826) (12,609,917) (634,138) (4,781,350)
Net increase (decrease) .......................... (696,929) $(6,213,968) (120,356) $(903,879)
Year ended October 31, 2024
Shares sold ................................... 441,726 $3,912,691 212,148 $1,594,449
Shares issued in reinvestment of distributions .......... 164,442 1,456,273 64,366 484,032
Shares redeemed
a
.............................. (1,994,139) (17,630,348) (790,409) (5,941,532)
Net increase (decrease) .......................... (1,387,971) $(12,261,384) (513,895) $(3,863,051)
Class R
Class R Shares:
Year ended October 31, 2025
Shares sold ................................... 54,448 $488,971 — $—
Shares issued in reinvestment of distributions .......... 2,532 22,741 — —
Shares redeemed ............................... (13,550) (121,895) — —
Net increase (decrease) .......................... 43,430 $389,817 — $—
Year ended October 31, 2024
Shares sold ................................... 21,155 $187,841 — $—
Shares issued in reinvestment of distributions .......... 1,513 13,464 — —
Shares redeemed ............................... (13,114) (116,479) — —
Net increase (decrease) .......................... 9,554 $84,826 — $—
Class R6
Class R6 Shares:
Year ended October 31, 2025
Shares sold ................................... 7,702,701 $69,595,736 555,736 $4,203,394
Shares issued in reinvestment of distributions .......... 2,071,847 18,742,440 121,382 918,237
Shares redeemed ............................... (13,397,695) (121,054,722) (857,536) (6,484,486)
Net increase (decrease) .......................... (3,623,147) $(32,716,546) (180,418) $(1,362,855)
Year ended October 31, 2024
Shares sold ................................... 9,288,620 $83,147,869 474,972 $3,583,732
Shares issued in reinvestment of distributions .......... 2,387,172 21,388,364 124,284 937,246
Shares redeemed ............................... (19,729,812) (176,727,956) (848,512) (6,389,036)
Net increase (decrease) .......................... (8,054,020) $(72,191,723) (249,256) $(1,868,058)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended October 31, 2025
Shares sold ................................... 5,658,846 $51,068,079 4,944,436 $37,404,415
Shares issued in reinvestment of distributions .......... 779,968 7,048,339 375,698 2,839,016
Shares redeemed ............................... (7,309,257) (66,019,423) (5,158,422) (39,019,050)
Net increase (decrease) .......................... (870,443) $(7,903,005) 161,712 $1,224,381
Year ended October 31, 2024
Shares sold ................................... 4,784,011 $42,781,503 3,847,524 $28,978,738
Shares issued in reinvestment of distributions .......... 811,173 7,261,353 495,235 3,731,659
Shares redeemed ............................... (6,886,558) (61,596,071) (7,413,874) (56,024,144)
Net increase (decrease) .......................... (1,291,374) $(11,553,215) (3,071,115) $(23,313,747)
Franklin Managed Income Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2025
Shares sold
a
................................... 18,037,162 $226,210,379 30,381,162 $252,076,843
Shares issued in reinvestment of distributions .......... 12,776,942 159,814,616 12,062,803 100,445,634
Shares redeemed ............................... (41,958,875) (526,287,363) (61,998,015) (514,579,233)
Net increase (decrease) .......................... (11,144,771) $(140,262,368) (19,554,050) $(162,056,756)
Year ended October 31, 2024
Shares sold
a
................................... 14,785,484 $183,247,530 36,939,563 $305,918,352
Shares issued in reinvestment of distributions .......... 10,775,140 134,095,697 11,731,324 96,992,531
Shares redeemed ............................... (42,699,928) (529,069,645) (65,328,060) (539,065,069)
Net increase (decrease) .......................... (17,139,304) $(211,726,418) (16,657,173) $(136,154,186)
Class C
Class C Shares:
Year ended October 31, 2025
Shares sold ................................... 512,706 $6,360,139 286,721 $2,358,943
Shares issued in reinvestment of distributions .......... 318,420 3,936,446 97,668 806,174
Shares redeemed
a
.............................. (2,861,898) (35,406,180) (1,057,907) (8,699,061)
Net increase (decrease) .......................... (2,030,772) $(25,109,595) (673,518) $(5,533,944)
Year ended October 31, 2024
Shares sold ................................... 660,064 $8,096,951 509,543 $4,163,398
Shares issued in reinvestment of distributions .......... 327,724 4,029,379 117,407 961,857
Shares redeemed
a
.............................. (3,798,532) (46,595,756) (1,606,293) (13,145,459)
Net increase (decrease) .......................... (2,810,744) $(34,469,426) (979,343) $(8,020,204)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Managed Income Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class R Shares:
Year ended October 31, 2025
Shares sold ................................... 9,700 $121,895 148,797 $1,227,194
Shares issued in reinvestment of distributions .......... 11,434 143,455 34,192 283,471
Shares redeemed ............................... (38,585) (492,387) (210,684) (1,736,762)
Net increase (decrease) .......................... (17,451) $(227,037) (27,695) $(226,097)
Year ended October 31, 2024
Shares sold ................................... 38,023 $473,714 182,629 $1,499,480
Shares issued in reinvestment of distributions .......... 8,519 106,562 33,352 274,625
Shares redeemed ............................... (40,999) (486,511) (244,235) (2,006,097)
Net increase (decrease) .......................... 5,543 $93,765 (28,254) $(231,992)
Class R6
Class R6 Shares:
Year ended October 31, 2025
Shares sold ................................... 2,750,498 $34,599,468 8,272,851 $69,185,515
Shares issued in reinvestment of distributions .......... 873,714 10,959,678 2,075,063 17,408,500
Shares redeemed ............................... (3,763,825) (47,342,923) (12,226,437) (102,188,857)
Net increase (decrease) .......................... (139,613) $(1,783,777) (1,878,523) $(15,594,842)
Year ended October 31, 2024
Shares sold ................................... 2,630,976 $32,878,508 8,784,772 $73,201,812
Shares issued in reinvestment of distributions .......... 721,357 9,004,836 1,992,225 16,593,439
Shares redeemed ............................... (4,241,530) (52,728,979) (13,228,351) (110,040,587)
Net increase (decrease) .......................... (889,197) $(10,845,635) (2,451,354) $(20,245,336)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2025
Shares sold ................................... 2,962,287 $37,284,934 6,343,173 $52,926,653
Shares issued in reinvestment of distributions .......... 819,419 10,276,602 1,013,582 8,492,244
Shares redeemed ............................... (4,615,341) (57,869,805) (7,657,183) (63,857,930)
Net increase (decrease) .......................... (833,635) $(10,308,269) (300,428) $(2,439,033)
Year ended October 31, 2024
Shares sold ................................... 2,681,206 $33,481,571 10,222,117 $85,457,564
Shares issued in reinvestment of distributions .......... 693,635 8,656,018 811,608 6,755,270
Shares redeemed ............................... (4,498,135) (55,739,540) (6,858,965) (57,118,373)
Net increase (decrease) .......................... (1,123,294) $(13,601,951) 4,174,760 $35,094,461
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
Franklin Floating Rate Daily Access Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Long Duration Credit Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional of 0.30% per year of the average daily net assets of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Franklin Low Duration U.S. Government Securities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Managed Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Gross effective investment management fee rate ........ 0.461% 0.458% 0.568%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Effective December 12, 2024, under a subadvisory agreement, Advisers, an affiliate of FT Institutional, provides subadvisory services to Franklin Long Duration Credit Fund. The subadvisory fee is paid by FT Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Gross effective investment management fee rate ........ 0.300% 0.518% 0.500%
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.552% 0.488%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 1.00% 1.00% 0.65%
Class R ............................... —% 0.50% —%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.10%
Class C ............................... —% 0.65% 0.65%
Class R ............................... 0.50% 0.50% —%
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Class A ............................... 0.35% 0.25%
Class C ............................... 1.00% 0.65%
Class R ............................... 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $10,560 $434,724 $40,259
CDSC retained ........................... $1,523 $17,950 $129,611
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $— $27,579 $2,195
CDSC retained ........................... $— $52,175 $7,551
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $133,164 $67,523
CDSC retained ........................... $19,938 $29,100
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended October 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended October 31, 2025, investments in affiliated management investment companies were as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Transfer agent fees ........................ $569,351 $1,067,450 $505,926
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Transfer agent fees ........................ $9,465 $494,218 $213,212
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $864,139 $817,002
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $70,682,496 $846,752,905 $(868,400,893) $— $— $49,034,508 49,034,508 $3,435,787
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $105,367,000 $(105,367,000) $— $— $— — $44,104
Total Affiliated Securities ... $70,682,496 $952,119,905 $(973,767,893) $— $— $49,034,508 $3,479,891
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $133,810,879 $884,965,600 $(894,341,930) $— $— $124,434,549 124,434,549 $5,643,852
Total Affiliated Securities ... $133,810,879 $884,965,600 $(894,341,930) $— $— $124,434,549 $5,643,852
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $71,138,403 $102,290,442 $(42,402,885) $— $— $131,025,960 131,025,960 $3,158,077
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $57,545,000 $(45,766,000) $— $— $11,779,000 11,779,000 $84,212
Total Affiliated Securities ... $71,138,403 $159,835,442 $(88,168,885) $— $— $142,804,960 $3,242,289
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Long Duration Credit Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $550,322 $14,337,064 $(14,325,111) $— $— $562,275 562,275 $15,519
Total Affiliated Securities ... $550,322 $14,337,064 $(14,325,111) $— $— $562,275 $15,519
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $39,511,981 $115,447,213 $(105,586,549) $— $— $49,372,645 49,372,645 $1,564,253
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $13,858,000 $(11,284,000) $— $— $2,574,000 2,574,000 $10,841
Total Affiliated Securities ... $39,511,981 $129,305,213 $(116,870,549) $— $— $51,946,645 $1,575,094
Franklin Low Duration U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $11,291,109 $100,703,491 $(93,780,023) $— $— $18,214,577 18,214,577 $563,418
Total Affiliated Securities ... $11,291,109 $100,703,491 $(93,780,023) $— $— $18,214,577 $563,418
Franklin Managed Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $34,371,577 $740,992,712 $(770,291,431) $— $— $5,072,858 5,072,858 $1,065,186
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Effective March 1, 2025, FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Long Duration Credit Fund so that the operating expenses
(excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.33% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to March 1, 2025, the expenses (excluding certain fees and expenses as previously disclosed) for Franklin Long Duration
Fund were limited to 0.09% based on the average net assets of each class.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Managed Income Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $1,244,000 $86,929,000 $(85,442,000) $— $— $2,731,000 2,731,000 $134,216
Total Affiliated Securities ... $35,615,577 $827,921,712 $(855,733,431) $— $— $7,803,858 $1,199,402
Franklin Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $111,055,410 $790,368,494 $(851,433,572) $— $— $49,990,332 49,990,332 $2,715,002
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $666,000 $(666,000) $— $— $— — $999
Total Affiliated Securities ... $111,055,410 $791,034,494 $(852,099,572) $— $— $49,990,332 $2,716,001
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.44% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration U.S. Government Securities Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58%
based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.68% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective April 7, 2025, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.47% and for
Class R6 do not exceed 0.37% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to April 7, 2025, the expenses (excluding certain fees and expenses as previously disclosed) for each class of the Fund were limited to 0.58% and for Class R6 were limited to 0.47% based on average net assets of each class.
Additionally, FT Institutional has contractually agreed in advance to limit the investment management fees for Franklin Long
Duration Credit Fund to 0.00% of the average daily net assets of the Fund until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Effective March 1, 2025, the contractual waiver was eliminated.
Transfer agent fees on Class R6 shares of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin
Floating Rate Daily Access Fund, Franklin Long Duration Credit Fund, Franklin Low Duration U.S. Government Securities
Fund and Franklin Managed Income Fund have been capped so that transfer agent fees for that class do not exceed 0.03%
based on the average net assets of the class until February 28, 2026.
h. Other Affiliated Transactions
At October 31, 2025, Templeton International Inc. owned 41.3% of Franklin Long Duration Credit Fund's outstanding shares.
Investment activities of this shareholder could have a material impact on the Fund.
During the year ended October 31, 2024, Franklin Low Duration Total Return Fund and Franklin Total Return Fund
(Funds) realized $2,725,535 and $1,731,315, respectively, of net losses resulting from in-kind transactions in which the Funds redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
During the year ended October 31, 2025, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended October 31, 2025 and 2024, was as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 34,516,313 $ 100,030,941 $ 26,887,075
Long term ............................. 548,346,478 255,775,185 139,125,494
Total capital loss carryforwards ............ $582,862,791 $355,806,126 $166,012,569
Franklin Total
Return Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 221,549,251
Long term ............................. 495,371,484
Total capital loss carryforwards ............ $716,920,735
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Capital loss utilized carryforwards ............................................... $3,159,705 $224,529
Franklin Convertible Securities Fund Franklin Equity Income Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $63,512,183 $30,728,248 $89,412,492 $92,566,771
Long term capital gain .................... 65,561,275 37,554,221 312,224,876 60,002,340
$129,073,458 $68,282,469 $401,637,368 $152,569,111
Franklin Floating Rate Daily Access
Fund Franklin Long Duration Credit Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $114,438,967 $128,147,945 $4,923,507 $4,510,102
Long term capital gain .................... — — 185,049 —
$114,438,967 $128,147,945 $5,108,556 $4,510,102

Franklin Investors Securities Trust
Notes to Financial Statements

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At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Low Duration Total Return
Fund
Franklin Low Duration U.S.
Government Securities Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $85,426,143 $91,958,911 $18,518,690 $20,121,041
Franklin Managed Income Fund Franklin Total Return Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $140,064,495 $154,890,753 $128,328,581 $123,154,507
Long term capital gain .................... 50,606,960 5,802,857 — —
$190,671,455 $160,693,610 $128,328,581 $123,154,507
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
a a a a
Cost of investments ....................... $2,649,728,609 $3,129,747,174 $1,502,203,016
Unrealized appreciation ..................... $442,756,114 $1,476,555,307 $9,520,087
Unrealized depreciation ..................... (65,207,827) (63,439,332) (66,000,284)
Net unrealized appreciation (depreciation) ....... $377,548,287 $1,413,115,975 $(56,480,197)
Distributable earnings:
Undistributed ordinary income ................ $90,815,797 $4,872,508 $8,590,281
Undistributed long term capital gains ........... 148,057,587 342,666,506 —
Total distributable earnings .................. $238,873,384 $347,539,014 $8,590,281
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
a a a a
Cost of investments ....................... $59,451,587 $1,947,609,366 $378,727,104
Unrealized appreciation ..................... $2,970,677 $16,933,408 $1,596,159
Unrealized depreciation ..................... (177,461) (27,744,950) (4,204,515)
Net unrealized appreciation (depreciation) ....... $2,793,216 $(10,811,542) $(2,608,356)
Distributable earnings:
Undistributed ordinary income ................ $— $673,696 $—
Undistributed long term capital gains ........... 90,950 — —
Total distributable earnings .................. $90,950 $673,696 $—
4. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, paydown losses, bond discounts and premiums, derivative financial instruments, corporate actions, equity-linked securities and convertible securities.
Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Long Duration Credit Fund and Franklin
Managed Income Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2025, were as follows:
Franklin
Managed
Income Fund
Franklin Total
Return Fund
a a a
Cost of investments ....................... $2,875,282,757 $3,540,793,220
Unrealized appreciation ..................... $451,243,676 $53,058,106
Unrealized depreciation ..................... (20,602,624) (135,278,045)
Net unrealized appreciation (depreciation) ....... $430,641,052 $(82,219,939)
Distributable earnings:
Undistributed ordinary income ................ $— $432,067
Undistributed long term capital gains ........... 4,014,445 —
Total distributable earnings .................. $4,014,445 $432,067
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Purchases .............................. $834,440,141 $1,379,070,821 $625,616,461
Sales .................................. $862,850,008 $1,485,463,781 $623,058,899
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Purchases .............................. $23,660,373 $1,322,852,658 $54,659,088
Sales .................................. $48,117,916 $1,389,977,961 $65,666,715
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Purchases .............................. $1,397,577,140 $8,185,210,613
Sales .................................. $1,631,061,405 $8,357,758,792
4. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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At October 31, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk and Defaulted Securities
At October 31, 2025, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At October 31, 2025, the aggregate value of these securities for Franklin Low Duration Total Return Fund and Franklin Total
Return Fund represents less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Convertible Securities Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the
VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under
Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin
Managed
Income Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $11,779,000 $2,574,000 $2,731,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Franklin
Convertible
Securities
Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities
Fund
Credit risk ..................................... 62.7% 84.8% 14.9% 22.8%
Franklin Total
Return Fund
Credit risk ..................................... 8.1%
5. Investment Transactions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
8. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At October 31, 2025, unfunded commitments were as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Clydesdale Acquisition Holdings, Inc. $ 118,227
GC Ferry Acquisition I, Inc. 853,964
Signia Aerospace LLC 161,647
$ 1,133,838
Borrower Unfunded Commitment
Franklin Low Duration Total Return Fund
Clydesdale Acquisition Holdings, Inc. $ 9,852
Pinnacle Buyer LLC 38,215
$ 48,067
Borrower Unfunded Commitment
Franklin Total Return Fund
Clydesdale Acquisition Holdings, Inc. $ 9,852
Pinnacle Buyer LLC 35,124
Signia Aerospace LLC 18,652
$ 63,628
7. Concentration of Risk
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
9. Other Derivative Information
At October 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 204,465
a
Variation margin on futures
contracts
$ 1,129,372
a
Credit contracts ............
Investments in securities, at value 180,274
b
Options written, at value 197,874
Variation margin on centrally
cleared swap contracts
80,118
a
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
165,587 OTC swap contracts (upfront
receipts)
376,815
Unrealized appreciation on OTC
swap contracts
757,433 Unrealized depreciation on OTC
swap contracts
—
Total .................... $1,387,877 $1,704,061
Franklin Low Duration U.S. Government Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
— Variation margin on futures
contracts
224,850
a
Total .................... $— $224,850
Franklin Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
279,975
a
Variation margin on futures
contracts
607,487
a
Variation margin on centrally
cleared swap contracts
1,070,720
a
Variation margin on centrally
cleared swap contracts
—
Unrealized appreciation on OTC
swap contracts
130,106 Unrealized depreciation on OTC
swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
32,024 Unrealized depreciation on OTC
forward exchange contracts
2,293
Credit contracts ............
Investments in securities, at value 2,738,545
b
Options written, at value 1,542,844
Variation margin on centrally
cleared swap contracts
556,602
a
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
508,803 OTC swap contracts (upfront
receipts)
951,041
Unrealized appreciation on OTC
swap contracts
2,412,122 Unrealized depreciation on OTC
swap contracts
—
Total .................... $7,728,897 $3,103,665
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
For the year ended October 31, 2025 , the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Low Duration Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(470,476) Futures contracts $607,439
Credit contracts ...............
Investments 298,025
a
Investments 28,064
a
Written options 111,800 Written options (29,952)
Swap contracts 2,034,143 Swap contracts (159,813)
Total ....................... $1,973,492 $445,738
Franklin Low Duration U.S. Government Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (669,049) Futures contracts 460,685
Credit contracts ...............
Total ....................... $(669,049) $460,685
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options 10,510,979 Written options (3,471,290)
Total ....................... $10,510,979 $(3,471,290)
Franklin Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts 461,574 Futures contracts (2,993,157)
Swap contracts (32,387) Swap contracts (800,107)
Foreign exchange contracts .....
Forward exchange contracts (98,901) Forward exchange contracts 29,731
Credit contracts ...............
Investments (4,337,030)
a
Investments (267,276)
a
Written options 3,850,802 Written options 329,894
Swap contracts 1,875,474 Swap contracts 17,868
Total ....................... $1,719,532 $(3,683,047)
9. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
For the year ended October 31, 2025 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At October 31, 2025, the Funds' OTC derivative assets and liabilities are as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Franklin Low Duration
Total Return Fund
Franklin Low Duration
U.S. Government
Securities Fund
Franklin Managed
Income Fund
Futures contracts ..................................... $ 790,755,121 $ 116,909,702 $ –
Swap contracts ....................................... 80,393,462 – –
Options ............................................. 13,776,923 – 795,762
Franklin Total Return
Fund
Futures contracts .......................................................................... $ 432,630,503
Swap contracts ............................................................................ 185,060,769
Forwards exchange contracts ................................................................. 1,523,734
Options .................................................................................. 128,061,538
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Options Purchased .................................... $ 180,274 $ —
Options Written ....................................... — 197,874
Swap Contracts ....................................... 923,020 376,815
Total ............................................. $1,103,294 $574,689
Franklin Total Return Fund
Forward Exchange Contracts ............................. 32,024 2,293
Options Purchased .................................... 2,738,545 —
Options Written ....................................... — 1,542,844
Swap Contracts ....................................... 3,051,031 951,041
Total ............................................. $5,821,600 $2,496,178
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
9. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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At October 31, 2025, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At October 31, 2025, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $ 616,018 $ (574,689) $ — $ — $ 41,329
JPHQ ................... 487,276 — (339,012) — 148,264
Total ................... $1,103,294 $(574,689) $(339,012) $— $189,593
Franklin Total Return Fund
Counterparty
BNDP ................... 1,948,444 (914,942) (793,616) — 239,886
BOFA .................... 130,106 — — — 130,106
CITI ..................... 1,099,235 (951,041) (148,194) — —
JPHQ ................... 1,529,291 (2,293) (1,364,499) — 162,499
MSCO ................... 1,114,524 (627,902) (486,622) — —
Total ................... $5,821,600 $(2,496,178) $(2,792,931) $— $532,491
2
a
At October 31, 2025, the Funds received U.S. Treasury Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $ 574,689 $ (574,689) $ — $ — $ —
JPHQ ................... — — — — —
Total ................... $574,689 $(574,689) $— $— $—
9. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 251.
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2025, investments in “affiliated companies” were as follows:
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Total Return Fund
Counterparty
BNDP ................... $ 914,942 $ (914,942) $ — $ — $ —
BOFA .................... — — — — —
CITI ..................... 951,041 (951,041) — — —
JPHQ ................... 2,293 (2,293) — — —
MSCO ................... 627,902 (627,902) — — —
Total ................... $2,496,178 $(2,496,178) $— $— $—
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
UTEX Industries, Inc. ... $ 10,322,930 $ — $ — $ — $ 3,240,165 $ 13,563,095 261,340 $ 1,081,848
UTEX Industries, Inc.,
2/20/49 ........... 2 — — — (2) — 634 —
Total Affiliated Securities
(Value is 1.0% of Net
Assets) ........... $10,322,932 $— $— $— $3,240,163 $13,563,095 $1,081,848
9. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2025, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 13,619,468 $ — $ — $ 13,619,468
Convertible Preferred Stocks ................ 481,606,666 — — 481,606,666
Convertible Bonds ....................... — 2,477,677,406 — 2,477,677,406
Corporate Bonds ........................ — 5,338,848 — 5,338,848
Short Term Investments ................... 49,034,508 — — 49,034,508
Total Investments in Securities ........... $544,260,642 $2,483,016,254 $— $3,027,276,896
Franklin Equity Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 3,766,045,317 — — 3,766,045,317
Equity-Linked Securities ................... — 450,309,483 — 450,309,483
Convertible Preferred Stocks ................ 202,073,800 — — 202,073,800
Short Term Investments ................... 124,434,549 — — 124,434,549
Total Investments in Securities ........... $4,092,553,666 $450,309,483 $— $4,542,863,149
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 78,412 — 78,412
Machinery ............................ — — 13,563,095 13,563,095
Oil, Gas & Consumable Fuels ............. 4,716,952 — — 4,716,952
11. Credit Facility
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Management Investment Companies ......... $ 12,817,343 $ — $ — $ 12,817,343
Warrants ............................... — — —
b
—
Corporate Bonds ........................ — 76,679,030 — 76,679,030
Senior Floating Rate Interests ............... — 1,194,296,537 682,367 1,194,978,904
Escrows and Litigation Trusts ............... — — 84,123 84,123
Short Term Investments ................... 142,804,960 — — 142,804,960
Total Investments in Securities ........... $160,339,255 $1,271,053,979 $14,329,585 $1,445,722,819
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $809 $— $809
Total Other Financial Instruments ......... $— $809 $— $809
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $419 $— $419
Total Other Financial Instruments ......... $— $419 $— $419
Franklin Long Duration Credit Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 56,260,901 — 56,260,901
Foreign Government and Agency Securities .... — 2,890,948 — 2,890,948
U.S. Government and Agency Securities ....... — 1,119,149 — 1,119,149
Municipal Bonds ......................... — 1,411,530 — 1,411,530
Short Term Investments ................... 562,275 — — 562,275
Total Investments in Securities ........... $562,275 $61,682,528 $— $62,244,803
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 6,789 — 6,789
Machinery ............................ — — 478,918 478,918
Specialty Retail ........................ — — —
b
—
Warrants ............................... — — —
b
—
Corporate Bonds :
Aerospace & Defense ................... — 20,727,505 — 20,727,505
Automobile Components ................. — 1,895,039 — 1,895,039
Automobiles .......................... — 16,074,984 — 16,074,984
Banks ............................... — 164,077,849 — 164,077,849
Beverages ........................... — 6,364,150 — 6,364,150
Broadline Retail ....................... — — —
b
—
Building Products ...................... — 8,550,166 — 8,550,166
Capital Markets ........................ — 52,680,760 — 52,680,760
Chemicals ........................... — 5,483,343 — 5,483,343
Commercial Services & Supplies ........... — 994,707 — 994,707
Communications Equipment .............. — 3,162,798 — 3,162,798
Consumer Finance ..................... — 49,745,663 — 49,745,663
Consumer Staples Distribution & Retail ...... — 2,903,808 — 2,903,808
Containers & Packaging ................. — 2,010,585 — 2,010,585
Diversified REITs ...................... — 4,160,133 — 4,160,133
Diversified Telecommunication Services ..... — 233,900 — 233,900
Electric Utilities ........................ — 19,112,488 — 19,112,488
Electrical Equipment .................... — 1,110,520 — 1,110,520
Electronic Equipment, Instruments &
Components ........................ — 1,388,813 — 1,388,813
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Entertainment ......................... $ — $ 4,410,583 $ — $ 4,410,583
Financial Services ...................... — 13,699,903 — 13,699,903
Food Products ........................ — 12,184,940 — 12,184,940
Ground Transportation .................. — 10,880,501 — 10,880,501
Health Care Equipment & Supplies ......... — 5,450,585 — 5,450,585
Health Care Providers & Services .......... — 29,751,596 — 29,751,596
Health Care REITs ..................... — 2,455,458 — 2,455,458
Health Care Technology ................. — 3,478,817 — 3,478,817
Hotel & Resort REITs ................... — 1,181,439 — 1,181,439
Hotels, Restaurants & Leisure ............. — 11,202,327 — 11,202,327
Household Durables .................... — 8,878,726 — 8,878,726
Independent Power and Renewable Electricity
Producers .......................... — 1,079,198 — 1,079,198
Insurance ............................ — 59,791,138 — 59,791,138
Interactive Media & Services .............. — 7,689,852 — 7,689,852
Life Sciences Tools & Services ............ — 6,495,221 — 6,495,221
Machinery ............................ — 1,643,798 — 1,643,798
Media ............................... — 8,242,175 — 8,242,175
Metals & Mining ....................... — 3,390,798 — 3,390,798
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 2,903,935 — 2,903,935
Multi-Utilities .......................... — 8,739,612 — 8,739,612
Oil, Gas & Consumable Fuels ............. — 42,314,574 — 42,314,574
Passenger Airlines ..................... — 742,959 — 742,959
Personal Care Products ................. — 7,634,009 — 7,634,009
Pharmaceuticals ....................... — 11,645,336 — 11,645,336
Professional Services ................... — 815,943 — 815,943
Semiconductors & Semiconductor Equipment . — 17,137,432 — 17,137,432
Software ............................. — 1,512,760 — 1,512,760
Specialized REITs ...................... — 15,195,510 — 15,195,510
Technology Hardware, Storage & Peripherals . — 6,627,829 — 6,627,829
Textiles, Apparel & Luxury Goods .......... — 261,874 — 261,874
Tobacco ............................. — 7,835,757 — 7,835,757
Trading Companies & Distributors .......... — 6,331,385 — 6,331,385
Wireless Telecommunication Services ....... — 10,343,525 — 10,343,525
Senior Floating Rate Interests ............... — 50,327,318 69,460 50,396,778
Marketplace Loans ....................... — — 4,734,383 4,734,383
Foreign Government and Agency Securities .... — 16,954,173 — 16,954,173
U.S. Government and Agency Securities ....... — 386,725,675 — 386,725,675
Asset-Backed Securities ................... — 311,212,178 — 311,212,178
Commercial Mortgage-Backed Securities ...... — 71,696,294 — 71,696,294
Mortgage-Backed Securities ................ — 20,528,064 — 20,528,064
Residential Mortgage-Backed Securities ....... — 144,054,302 — 144,054,302
Agency Commercial Mortgage-Backed Securities — 166,275,418 — 166,275,418
Municipal Bonds ......................... — 17,051,101 — 17,051,101
Escrows and Litigation Trusts ............... — 9,595 923 10,518
Options Purchased ....................... — 180,274 — 180,274
Short Term Investments ................... 51,946,645 — — 51,946,645
Total Investments in Securities ........... $51,946,645 $1,877,647,887 $5,283,684 $1,934,878,216
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Other Financial Instruments:
Futures Contracts ....................... $204,465 $— $— $204,465
Swap Contracts ......................... — 837,551 — 837,551
Unfunded Loan Commitments .............. — 311 — 311
Total Other Financial Instruments ......... $204,465 $837,862 $— $1,042,327
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $197,874 $— $197,874
Futures Contracts ........................ 1,129,372 — — 1,129,372
Unfunded Loan Commitments ............... — 10 — 10
Total Other Financial Instruments ......... $1,129,372 $197,884 $— $1,327,256
Franklin Low Duration U.S. Government Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... $ — $ 76,820,352 $ — $ 76,820,352
Mortgage-Backed Securities ................ — 194,796,561 — 194,796,561
Agency Commercial Mortgage-Backed Securities — 86,512,108 — 86,512,108
Short Term Investments ................... 18,214,577 — — 18,214,577
Total Investments in Securities ........... $18,214,577 $358,129,021 $— $376,343,598
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $224,850 $— $— $224,850
Total Other Financial Instruments ......... $224,850 $— $— $224,850
Franklin Managed Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,281,998,110 — — 1,281,998,110
Equity-Linked Securities ................... — 238,602,475 — 238,602,475
Convertible Preferred Stocks ................ 77,788,500 — — 77,788,500
Convertible Bonds ....................... — 4,080,000 — 4,080,000
Corporate Bonds ........................ — 1,035,871,402 — 1,035,871,402
U.S. Government and Agency Securities ....... — 129,712,849 — 129,712,849
Asset-Backed Securities ................... — 6,231,932 — 6,231,932
Mortgage-Backed Securities ................ — 488,872,191 — 488,872,191
Short Term Investments ................... 7,803,858 34,962,492 — 42,766,350
Total Investments in Securities ........... $1,367,590,468 $1,938,333,341 $— $3,305,923,809
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 136,652 — — 136,652
Hotels, Restaurants & Leisure ............. — 3,563 — 3,563
Machinery ............................ — — 251,343 251,343
Preferred Stocks ......................... 2,792,790 — — 2,792,790
Warrants ............................... — — —
b
—
Corporate Bonds :
Aerospace & Defense ................... — 29,377,302 — 29,377,302
Automobile Components ................. — 360,422 — 360,422
Automobiles .......................... — 6,712,121 — 6,712,121
Banks ............................... — 206,340,418 — 206,340,418
Biotechnology ......................... — 37,083,873 — 37,083,873
Broadline Retail ....................... — — —
b
—
Building Products ...................... — 11,366,846 — 11,366,846
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Capital Markets ........................ $ — $ 73,107,543 $ — $ 73,107,543
Chemicals ........................... — 5,186,206 — 5,186,206
Commercial Services & Supplies ........... — 6,682,975 — 6,682,975
Communications Equipment .............. — 15,410,427 — 15,410,427
Consumer Finance ..................... — 27,102,317 — 27,102,317
Consumer Staples Distribution & Retail ...... — 10,919,600 — 10,919,600
Containers & Packaging ................. — 4,917,237 — 4,917,237
Diversified REITs ...................... — 9,119,476 — 9,119,476
Diversified Telecommunication Services ..... — 32,941,583 — 32,941,583
Electric Utilities ........................ — 101,949,008 — 101,949,008
Electronic Equipment, Instruments &
Components ........................ — 11,900,750 — 11,900,750
Energy Equipment & Services ............. — 2,511,339 — 2,511,339
Financial Services ...................... — 30,392,485 — 30,392,485
Food Products ........................ — 29,060,322 — 29,060,322
Ground Transportation .................. — 3,542,942 — 3,542,942
Health Care Equipment & Supplies ......... — 12,193,443 — 12,193,443
Health Care Providers & Services .......... — 72,176,013 — 72,176,013
Health Care REITs ..................... — 9,869,452 — 9,869,452
Health Care Technology ................. — 4,533,004 — 4,533,004
Hotel & Resort REITs ................... — 6,642,027 — 6,642,027
Hotels, Restaurants & Leisure ............. — 7,642,739 — 7,642,739
Household Durables .................... — 10,271,144 — 10,271,144
Independent Power and Renewable Electricity
Producers .......................... — 16,153,750 — 16,153,750
Insurance ............................ — 74,897,909 — 74,897,909
Interactive Media & Services .............. — 3,786,222 — 3,786,222
IT Services ........................... — 860,593 — 860,593
Life Sciences Tools & Services ............ — 1,572,653 — 1,572,653
Machinery ............................ — 819,691 — 819,691
Media ............................... — 53,737,792 — 53,737,792
Metals & Mining ....................... — 17,722,802 — 17,722,802
Multi-Utilities .......................... — 18,800,902 — 18,800,902
Oil, Gas & Consumable Fuels ............. — 117,568,962 — 117,568,962
Passenger Airlines ..................... — 6,664,892 — 6,664,892
Personal Care Products ................. — 13,552,524 — 13,552,524
Pharmaceuticals ....................... — 25,984,678 — 25,984,678
Professional Services ................... — 468,436 — 468,436
Residential REITs ...................... — 3,313,164 — 3,313,164
Semiconductors & Semiconductor Equipment . — 11,982,617 — 11,982,617
Software ............................. — 20,335,861 — 20,335,861
Specialized REITs ...................... — 21,665,646 — 21,665,646
Technology Hardware, Storage & Peripherals . — 7,479,042 — 7,479,042
Textiles, Apparel & Luxury Goods .......... — 2,717,394 — 2,717,394
Tobacco ............................. — 11,391,759 — 11,391,759
Trading Companies & Distributors .......... — 17,615,278 — 17,615,278
Wireless Telecommunication Services ....... — 24,152,070 — 24,152,070
Senior Floating Rate Interests ............... — 45,275,495 36,452 45,311,947
Marketplace Loans ....................... — — 3,992,684 3,992,684
Foreign Government and Agency Securities .... — 55,461,215 — 55,461,215
U.S. Government and Agency Securities ....... — 499,003,071 — 499,003,071
Asset-Backed Securities ................... — 347,995,624 — 347,995,624
Commercial Mortgage-Backed Securities ...... — 100,106,822 — 100,106,822
Mortgage-Backed Securities ................ — 843,033,036 — 843,033,036
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Residential Mortgage-Backed Securities ....... $ — $ 88,894,290 $ — $ 88,894,290
Agency Commercial Mortgage-Backed Securities — 106,133,996 — 106,133,996
Municipal Bonds ......................... — 55,262,460 — 55,262,460
Escrows and Litigation Trusts ............... — 15,150 2,153 17,303
Options Purchased ....................... — 2,738,545 — 2,738,545
Short Term Investments ................... 49,990,332 — — 49,990,332
Total Investments in Securities ........... $52,919,774 $3,396,480,918 $4,282,632 $3,453,683,324
Other Financial Instruments:
Forward Exchange Contracts ............... $— $32,024 $— $32,024
Futures Contracts ....................... 279,975 — — 279,975
Swap Contracts ......................... — 4,169,550 — 4,169,550
Unfunded Loan Commitments .............. — 379 — 379
Total Other Financial Instruments ......... $279,975 $4,201,953 $— $4,481,928
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $1,542,844 $— $1,542,844
Forward Exchange Contracts ............... — 2,293 — 2,293
Futures Contracts ........................ 607,487 — — 607,487
Unfunded Loan Commitments ............... — 10 — 10
Total Other Financial Instruments ......... $607,487 $1,545,147 $— $2,152,634
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year . At October 31, 2025 , the reconciliations are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ — $ — $ — $ 10,322,930 $ — $ — $ — $ 3,240,165 $ 13,563,095 $ 3,240,165
Warrants :
Machinery ......... 2 — — — — — — (2) —
d
(2)
Senior Floating Rate
Interests :
Containers & Packaging — 668,987 — — — 42,603 — (29,223) 682,367 (29,223)
Escrows and Litigation
Trusts : —
d
— — — — — — 84,123 84,123 84,123
Total Investments in
Securities ............ $2 $668,987 $— $10,322,930 $— $42,603 $— $3,295,063 $14,329,585 $3,295,063
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
d
— —
d
— — — (92,988) 92,988 — —
Machinery ......... — — — 364,506 — — — 114,412 478,918 114,412
Specialty Retail ..... —
d
— — — — — — — —
d
—
Warrants :
Machinery ......... 3 — — — — — — (3) —
d
(3)
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Financial Services ... —
d
— (13,564) — — — (964,409) 977,973 — —
Senior Floating Rate
Interests :
Containers & Packaging — 68,099 — — — 4,337 — (2,976) 69,460 (2,976)
Marketplace Loans :
Financial Services ... 30,550,636 62,892 (25,926,017) — — — 212,632 (165,760) 4,734,383 (4,538,173)
Escrows and Litigation
Trusts : —
d
— — — — — — 923 923 923
Total Investments in
Securities ............ $30,550,639 $130,991 $(25,939,581) $364,506 $— $4,337 $(844,765) $1,017,557 $5,283,684 $(4,425,817)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
Abbreviation List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
13. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks:
Machinery . . . . . . . . . $13,563,095 Market comparables Discount for lack of marketability
5.6% Decrease
EBITDA $35.4 mil Increase
EV/EBITDA multiple 8.3x Increase
All Other Investments . . . . 766,490
b,c
Total . . . . . . . . . . . . . .
............
$14,329,585
12. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.22%
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Convertible Securities Fund,
Franklin Equity Income Fund, Franklin Floating Rate Daily Access Fund, Franklin Long Duration Credit Fund, Franklin Low
Duration Total Return Fund, Franklin Low Duration U.S. Government Securities Fund, Franklin Managed Income Fund and
Franklin Total Return Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Convertible Securities Fund, Franklin Equity Income Fund, Franklin Floating Rate Daily Access Fund, Franklin Long Duration
Credit Fund, Franklin Low Duration Total Return Fund, Franklin Low Duration U.S. Government Securities Fund, Franklin
Managed Income Fund and Franklin Total Return Fund (eight of the funds constituting Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31,
2025, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
(a) The financial highlights for each of the periods indicated therein
(b) The financial highlights for each of the four years in the period ended October 31, 2025 and the consolidated financial highlights for the year ended October 31, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Floating Rate Daily Access Fund, Franklin Long
Duration Credit Fund, Franklin Low Duration Total Return Fund, Franklin Low Duration U.S. Government Securities Fund,
Franklin Managed Income Fund
(a)
Franklin Total Return Fund
(b)

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians, transfer agent, private placement agents, agent banks and brokers; when replies were not received from private placement agents, agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
December 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $93,192,322 $333,721,205 —
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $10,180,198 $67,187,747 $1,081,848
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $10,180,198 $79,345,038 $1,081,848
Qualified Net Interest Income (QII) §871(k)(1)(C) $26,860,801 — —
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $18,137,750 — —
Qualified Business Income Dividends
Earned §199A — $3,594,081 —
Section 163(j) Interest Dividends Earned §163(j) $33,969,938 $4,115,912 $108,432,472
Pursuant to:
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $225,408 — —
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $38,104 —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $38,104 —
Qualified Net Interest Income (QII) §871(k)(1)(C) $3,338,202 — $18,530,309
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $983,548 — —
Section 163(j) Interest Dividends Earned §163(j) $4,237,762 $85,540,199 $18,530,309
Interest Earned from Federal
Obligations Note (1) $23,309 $17,913,074 $2,989,375
Pursuant to:
Franklin Managed
Income Fund
Franklin Total
Return Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $57,557,856 —
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $37,732,590 $19,950
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $42,282,264 $19,950
Section 163(j) Interest Dividends Earned §163(j) $79,839,808 $130,107,784
Interest Earned from Federal
Obligations Note (1) $3,561,177 $25,590,824

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
FRANKLIN INVESTORS SECURITIES TRUST
(unaudited)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Long Duration Credit Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government Securities Fund
Franklin Managed Income Fund
Franklin Total Return Fund
(each a Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of Franklin Investors Securities
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each Fund except the Franklin Long Duration Credit Fund;
(ii) investment management agreement between Franklin Templeton Institutional, LLC (FTIL), an affiliate of FAV, and the Trust, on behalf of the Franklin Long Duration Credit Fund; and (iii) investment sub-advisory agreement between FAV and FTIL, on behalf of the Franklin Total Return Fund (each a Management Agreement) for an additional one-year period. The Independent
Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each
Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the
Board deemed appropriate. FAV and FTIL are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Investors Securities Trust

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Annual Report
Franklin Convertible Securities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional convertible securities funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median and in the first (best) quintile of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Equity Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional equity income funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Floating Rate Daily Access Fund - The Performance Universe for the Fund included the Fund and all retail and institutional loan participation funds. The Board noted that the Fund’s annualized total return for the three- and five-year periods was above the median of its Performance Universe, but for the one- and 10-year periods was below the median of its
Performance Universe. The Board also noted that, although below median, the Fund’s one-year annualized total return was
8.18%. The Board concluded that the Fund’s performance was acceptable.
Franklin Long Duration Credit Fund - The Performance Universe for the Fund included the Fund and all retail and institutional BBB-rated corporate debt funds. The Board noted that the Fund’s annualized total return for the one-year period was below the median and in the fifth quintile (worst) of its Performance Universe. The Board further noted that the Fund commenced operations on August 22, 2023, and thus has been in operation for less than three years. The Board also noted
that given the Fund’s short operating history and portfolio management team enhancement, additional time will be needed to evaluate the effectiveness of management’s actions.
Franklin Low Duration Total Return Fund - The Performance Universe for the Fund included the Fund and all retail and institutional short investment-grade debt funds. The Board noted that the Fund’s annualized income return for the three-, five-
and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund’s underweight allocation to corporate credit and securitized sectors detracted from Fund performance during the reporting periods. Management noted that, relative to its Performance Universe, the Fund tends to own more conservative positions within these sectors, particularly within those sectors which are known for having higher credit risk, which adversely impacted the Fund’s performance in the recent risk-on environment. Management also noted that the Fund outperformed its benchmark, the Bloomberg US Government & Credit
(1-3 Year) Index, for the one-, three- and five-year period ended December 31, 2024. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to the portfolio construction process. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Low Duration U.S. Government Securities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional short US government funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was below the median of its Performance Universe. The Board also noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.

Franklin Investors Securities Trust

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Annual Report
Franklin Managed Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first (best) quintile of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the 10-year period was above the median of its Performance
Universe, but for the one-, three- and five-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board noted that the Fund’s annualized income and total return was positive for all reporting periods. The Board concluded that the Fund’s performance was satisfactory.
Franklin Total Return Fund - The Performance Universe for the Fund included the Fund and all retail and institutional core plus bond funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, emerging markets securities selection contributed to the Fund’s three- and five-year underperformance and the Fund’s underweight US dollar duration in an environment of generally rising interest rates contributed to the Fund’s five-year performance, but was more than offset by US Treasury underperformance resulting from large rate moves over the period. Management further explained that, securities selection, especially in corporate credit and agency mortgage-backed securities, contributed to the Fund’s underperformance relative to its Performance Universe during the reporting periods. Management discussed with the Board the actions that are being taken/
have been taken in an effort to improve the overall performance of the Fund, including, among others, changes to the Fund’s exposure to certain holdings and enhancements to the portfolio construction process. The Board further noted that the Fund outperformed its benchmark, the Bloomberg US Aggregate Index, for the one-year period on an annualized total return basis.
The Board also noted that, although below the median, the Fund’s annualized total return for the one- and 10-year periods was positive. The Board requested from management and reviewed and considered supplemental annualized income return performance for the Fund for the one-, three-, five- and 10-year periods ending December 31, 2024, noting that the Fund ranked in the 54
th
and 51
st
percentile for the five- and 10-year periods, respectively, and that the annualized income return was positive for each period. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown (i) for Class A shares for each Fund and for the other funds in each Fund’s Expense Group, except the Franklin Low Duration U.S. Government Securities Fund and
the Franklin Long Duration Credit Fund; (ii) for Class R6 shares for the Franklin Long Duration Credit Fund and for Class I,
Class IS, Class I+, Class W and Institutional Class shares for other funds in the Fund’s Expense Group with multiple classes of shares; and (iii) for Class A shares for the Franklin Low Duration U.S. Government Securities Fund and for Class A shares and Investor Class shares for other funds in the Fund’s Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Floating Rate Daily Access Fund and
Franklin Long Duration Credit Fund - The Expense Group for the Franklin Convertible Securities Fund included the Fund and eight other convertible securities funds. The Expense Group for the Franklin Equity Income Fund included the Fund and 16 other equity income funds. The Expense Group for the Franklin Floating Rate Daily Access Fund included the Fund and 12 other loan participation funds. The Expense Group for the Franklin Long Duration Credit Fund included the Fund and 11 other
BBB-rated corporate debt funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians and in the first (least expensive) quintile of their respective Expense Groups. The Board also noted
that the Franklin Long Duration Credit Fund’s actual total expense ratio reflected an expense cap on operating expenses. The
Board concluded that the Management Rates charged to the Funds are reasonable.
Franklin Low Duration Total Return Fund - The Expense Group for the Fund included the Fund and 15 other short investment-grade debt funds. The Board noted that the Management Rate and actual total expense ratio were above the medians of its Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that the Fund’s actual management fee, after fee waivers, was below median and that the above median actual total expense ratio was primarily due to the Fund’s Other Non-Management Expenses of 9.4
basis points (versus the Expense Group median of 4.0 basis points), which were comprised of 5.0 basis points of Service &
Recovery fees attributable to the Fund’s investment in marketplace loans. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Low Duration U.S. Government Securities Fund - The Expense Group for the Fund included the Fund and seven other short US government funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management noted that the Fund’s Management Rate was 1.7 basis points above median. Management also explained that the total expenses for the Fund were 4.5 basis points above median, which were largely attributable to the Fund’s transfer agent expense of 13.5 basis points (vs. 9.9 basis points for the median of the
Expense Group). Management further explained that the higher shareholder transaction costs, in particular the transfer agent costs, were attributable to the Fund’s large number of accounts. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Managed Income Fund - The Expense Group for the Fund included the Fund and nine other mixed-asset target allocation moderate funds. The Board noted that the Management Rate for the Fund was two basis points above the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median of its Expense
Group. The Board further noted that the actual total expense ratio for the Fund reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Total Return Fund - The Expense Group for the Fund included the Fund and 14 other core plus bond funds. The
Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense
Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that while the Fund’s Management Rate was 5.0 basis points above median, its actual management fee after fee waivers was 0.1 basis points above median. Management also explained that total expenses for the Fund were
6.0 basis points above median, largely driven by Other Non-Management Expenses of 6.4 basis points (vs. 3.3 basis points for the median of the Expense Group), which were largely attributable to the Fund’s investment in marketplace loans (Service
& Recovery fees), which accounted for 3.5 of the 6.4 basis points of Other Non-Management Expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted
management’s representation that it would decrease the Fund’s expense cap on operating expenses by 11 basis points, from 58 to 47 basis points, effective April 7, 2025. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Investors Securities Trust

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Annual Report
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size, for each Fund except the Franklin Long Duration Credit Fund. The Board considered the Managers’ views that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin Convertible Securities Fund, the Franklin Managed Income Fund and the Franklin
Total Return Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board also noted that the Franklin Long Duration Credit Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FIST-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Investors Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	December 29, 2025